(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
MONEY MARKET PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO
HIGH INCOME PORTFOLIO
ASSET MANAGER PORTFOLIO
BALANCED PORTFOLIO
ASSET MANAGER: GROWTH PORTFOLIO
EQUITY-INCOME PORTFOLIO
GROWTH & INCOME PORTFOLIO
INDEX 500 PORTFOLIO
GROWTH OPPORTUNITIES PORTFOLIO
CONTRAFUND PORTFOLIO
GROWTH PORTFOLIO
OVERSEAS PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT               4    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS
                                      DURING THE PAST SIX MONTHS.

MONEY MARKET PORTFOLIO           5    PERFORMANCE
                                 6    FUND TALK: THE MANAGER'S OVERVIEW
                                 7    INVESTMENTS
                                 10   FINANCIAL STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO  12   PERFORMANCE AND INVESTMENT SUMMARY
                                 13   FUND TALK: THE MANAGER'S OVERVIEW
                                 14   INVESTMENTS
                                 19   FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO            21   PERFORMANCE AND INVESTMENT SUMMARY
                                 23   FUND TALK: THE MANAGER'S OVERVIEW
                                 24   INVESTMENTS
                                 33   FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO          36   PERFORMANCE AND INVESTMENT SUMMARY
                                 38   FUND TALK: THE MANAGERS' OVERVIEW
                                 39   INVESTMENTS
                                 52   FINANCIAL STATEMENTS

BALANCED PORTFOLIO               55   PERFORMANCE AND INVESTMENT SUMMARY
                                 57   FUND TALK: THE MANAGERS' OVERVIEW
                                 58   INVESTMENTS
                                 69   FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO  72   PERFORMANCE AND INVESTMENT SUMMARY
                                 74   FUND TALK: THE MANAGERS' OVERVIEW
                                 75   INVESTMENTS
                                 88   FINANCIAL STATEMENTS

EQUITY-INCOME PORTFOLIO          91   PERFORMANCE AND INVESTMENT SUMMARY
                                 93   FUND TALK: THE MANAGER'S OVERVIEW
                                 94   INVESTMENTS
                                 100  FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO        103  PERFORMANCE AND INVESTMENT SUMMARY
                                 105  FUND TALK: THE MANAGER'S OVERVIEW
                                 106  INVESTMENTS
                                 108  FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO              111  PERFORMANCE AND INVESTMENT SUMMARY
                                 112  FUND TALK: THE MANAGER'S OVERVIEW
                                 113  INVESTMENTS
                                 120  FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO   122  PERFORMANCE AND INVESTMENT SUMMARY
                                 124  FUND TALK: THE MANAGER'S OVERVIEW
                                 125  INVESTMENTS
                                 129  FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO             132  PERFORMANCE AND INVESTMENT SUMMARY
                                 134  FUND TALK: THE MANAGER'S OVERVIEW
                                 135  INVESTMENTS
                                 141  FINANCIAL STATEMENTS

GROWTH PORTFOLIO                 144  PERFORMANCE AND INVESTMENT SUMMARY
                                 146  FUND TALK: THE MANAGER'S OVERVIEW
                                 147  INVESTMENTS
                                 150  FINANCIAL STATEMENTS

OVERSEAS PORTFOLIO               153  PERFORMANCE AND INVESTMENT SUMMARY
                                 155  FUND TALK: THE MANAGER'S OVERVIEW
                                 156  INVESTMENTS
                                 161  FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS    164  NOTES TO THE FINANCIAL STATEMENTS


Each Portfolio, except Money Market, Investment Grade Bond, and Index 500, have two classes of shares. Throughout this report and the financial statements, one class is referred to as the "initial class" and the other class is referred to as the "Service Class." The Service Class shares include an asset based distribution fee (12b-1 fee), and the offering of Service Class shares took place November 3, 1997, at which time the 12b-1 fee was imposed. Please note, there are two Performance and Investment Summary pages for each Portfolio that offer "initial class" shares and the Service Class shares, and the performance may be different.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
PERFORMANCE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998   PAST 1  PAST 5  PAST 10
                              YEAR    YEARS   YEARS

VIP: MONEY MARKET             5.57%   5.07%   5.80%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower. Yield will vary. YIELD
ROW: 1, COL: 1, VALUE: 5.48
ROW: 1, COL: 2, VALUE: 2.39
ROW: 2, COL: 1, VALUE: 5.319999999999999
ROW: 2, COL: 2, VALUE: 2.49
ROW: 3, COL: 1, VALUE: 5.6
ROW: 3, COL: 2, VALUE: 2.65
ROW: 4, COL: 1, VALUE: 5.38
ROW: 4, COL: 2, VALUE: 2.78
ROW: 5, COL: 1, VALUE: 5.25
ROW: 5, COL: 2, VALUE: 2.78
MONEY MARKET
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
                   7/1/98 4/1/98 12/31/97 10/1/97 7/2/97

 VIP: MONEY MARKET 5.42%  5.38%  5.56%    5.40%   5.37%

 MMDA              2.51%  2.53%  2.60%    2.65%   2.65%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.TM

COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund.
In fact, there is no assurance that a money fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Robert Duby, Portfolio Manager of Money Market Portfolio
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST YEAR, BOB?
A. The Federal Reserve Board's monetary policy has remained unchanged over the past year, with the federal funds rate - the interest rate banks charge each other for overnight loans - at 5.50%. Overall, however, market rates were much more volatile than this steady fed funds rate would indicate, as market sentiment fluctuated. At times when the economy seemed especially strong and inflation appeared to be around the corner, market participants expected an immediate interest-rate increase by the Fed, a move that would have attempted to slow the economy and head off inflation. At other times, many participants expected the Fed to lower interest rates to counterbalance the anticipated economic slowdown resulting from problems in Asia. Indeed, minutes from the Fed's Open Market Committee meetings indicate that the Fed's sentiment see-sawed back and forth several times. The Fed was biased toward raising rates until its meeting in December 1997, then maintained a neutral posture until the end of March 1998, when it again indicated an inclination to raise rates.
Q. WHAT WAS THE ECONOMIC BACKDROP LIKE DURING THE PERIOD?
A. Economic data continued to exceed most expectations. For example, first-quarter 1998 real GDP - gross domestic product adjusted for inflation - grew at a surprisingly strong rate of 5.4%. Growth at this rate usually sparks inflationary pressures. Nevertheless, inflation remained basically non-existent even though unemployment reached low levels that historically have led to inflation. In his public testimony, Fed Chairman Alan Greenspan continued to remain cautious, indicating a willingness to wait until there is a clearer picture of what the effects of the Asian crisis will be on the U.S. economy. He stated in his Congressional testimony on June 10 that the economy was still enjoying a "virtuous cycle," with growth remaining strong and inflation dormant. In my view, the economic backdrop can't get much better. The dampening effects of the Asian crisis to date have been minimal, apparently offset by strong demand by consumers and producers in the U.S. economy.
Q. GIVEN THIS VOLATILE BACKDROP, WHAT KIND OF STRATEGY DID YOU PURSUE?
A. The strategy I pursued was very similar to what I described six months ago. The fund's average maturity fluctuated between 36 days and 70 days over the past six months, and tended to be longer than that of its peers. That's because I felt the market was factoring more aggressive Fed interest-rate increases than I anticipated. Overall, the fund's maturity generally lengthened when the market was weak and shortened when the market improved.
Q. WHAT IS YOUR OUTLOOK?
A. At this point, the key going forward will be the crisis in Asia and the spillover effects it has on the rest of the world. This is the wild card. The U.S. economy is expected to slow considerably during the third quarter of 1998 from its rapid pace during the first half. We've begun to see signs that most of the good news on inflation may be behind us. However, with the strength in employment and the generally strong, upbeat feeling of the general public evidenced by strong consumer confidence numbers and positive readings from the manufacturing sector, the fund will be managed very cautiously. Continued strong economic growth will at some point lead the Federal Reserve to raise rates, but a move is not expected in the immediate future. I'll aim to position the fund accordingly.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: income and share-price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1998, more than $1.2 billion
MANAGER: Robert Duby, since 1997; joined Fidelity in 1982
(checkmark)

VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 27.6%
                DUE     ANNUALIZED YIELD AT  PRINCIPAL  VALUE
                DATE    TIME OF PURCHASE     AMOUNT    (NOTE 1)
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 2.7%
ABN-AMRO Bank NV
2/2/99  5.54% $ 5,000,000 $ 4,998,840
Bank of Montreal, Canada
7/8/98  5.57  10,000,000  10,000,000
7/20/98 5.57  5,000,000  5,000,000
8/6/98  5.58  10,000,000  10,000,000
10/5/98 5.62  5,000,000  4,999,164
    34,998,004
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 18.8%
Bank of Nova Scotia
7/21/98 5.97  1,000,000  999,915
8/31/98 5.97  5,000,000  4,999,481
9/16/98 5.60  14,000,000  14,002,206
10/1/98 5.63  3,000,000  2,999,832
10/6/98 5.60  1,000,000  1,000,190
2/25/99 5.76  10,000,000  9,983,918
Barclays Bank, PLC
10/22/98 5.62  5,000,000  5,001,155
Bayerische Hypotheken-und Wechsel
7/27/98 5.56  10,000,000  10,000,000
Canadian Imperial Bank of Commerce
8/10/98 5.59  10,000,000  10,000,306
8/28/98 5.97  20,000,000  19,998,177
3/2/99 5.70  5,000,000  4,997,918
Credit Agricole Indosuez
10/19/98 5.97  5,000,000  4,998,992
2/26/99 5.70  5,000,000  4,998,740
Credit Communale de Belgique
12/21/98 5.62  10,000,000  10,000,000
Deutsche Bank, AG
8/11/98 5.90  5,000,000  4,999,731
10/20/98 5.63  8,000,000  8,000,627
National Westminster Bank, PLC
7/22/98 5.89  10,000,000  9,999,700
2/26/99 5.70  5,000,000  4,998,740
Norddeutsche Landesbank Girozentrale
10/21/98 5.97  5,000,000  4,999,230
6/7/99 5.76  25,000,000  24,984,343
Rabobank Nederland, Coop. Central
2/2/99 5.54  5,000,000  4,998,840
6/1/99 5.75  5,000,000  4,996,922
Royal Bank of Canada
2/10/99 5.60  5,000,000  4,997,939
6/11/99 5.80  10,000,000  9,993,664
Societe Generale, France
8/4/98 5.53  5,000,000  5,000,000
8/10/98 5.60  5,000,000  4,999,961
8/24/98 5.55  10,000,000  10,000,000
10/9/98 5.68  4,000,000  3,999,015
11/18/98 5.63  5,000,000  5,000,954
Swiss Bank Corp.
3/19/99 5.70  10,000,000  9,995,202
3/24/99 5.75  5,000,000  4,996,445
6/3/99 5.75  10,000,000  9,993,808
    240,935,951
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.1%
Abbey National Treasury Services, PLC
9/28/98 5.60  5,000,000  5,000,000
10/6/98 5.61  10,000,000  10,000,000

                DUE     ANNUALIZED YIELD AT  PRINCIPAL  VALUE
                DATE    TIME OF PURCHASE     AMOUNT    (NOTE 1)
Australia & New Zealand Banking Group
9/30/98 5.63% $ 5,000,000 $ 5,000,192
Bank of Scotland Treasury Services
8/24/98 5.58  4,000,000  4,000,059
Barclays Bank, PLC
10/5/98 5.63  10,000,000  10,000,521
10/28/98 5.65  5,000,000  4,999,418
Bayerische Vereinsbank A.G.
9/14/98 5.60  15,000,000  15,000,426
Rabobank Nederland, Coop. Central
10/5/98 5.60  20,000,000  20,000,000
Westdeutsche Landesbank Girozentrale
7/6/98 5.53  5,000,000  5,000,000
    79,000,616
TOTAL CERTIFICATES OF DEPOSIT   354,934,571
COMMERCIAL PAPER - 51.0%
American General Finance Corp.
7/28/98 5.57  5,000,000  4,979,338
Aspen Funding Corp.
7/8/98 5.58  5,000,000  4,994,604
8/24/98 5.60  5,000,000  4,958,413
Asset Securitization Coop. Corp.
9/3/98 5.61  8,000,000  7,921,067
Associates Corp. of North America
7/14/98 5.55  5,000,000  4,990,033
7/23/98 5.58  4,000,000  3,986,507
9/3/98 5.60  5,000,000  4,950,844
9/22/98 5.60  5,000,000  4,936,597
Atlantic Richfield Co.
8/31/98 5.60  10,000,000  9,906,128
9/14/98 5.62  9,000,000  8,896,125
AVCO Financial Services, Inc.
8/12/98 5.61  40,000,000  39,742,400
8/26/98 5.60  10,000,000  9,913,822
Bear Stearns Cos., Inc.
7/28/98 5.60  5,000,000  4,979,263
Beneficial Corp.
7/15/98 5.60  5,000,000  4,989,306
8/31/98 5.61  7,000,000  6,934,408
BMW US Capital Corp.
8/5/98 5.60  6,000,000  5,967,742
Caisse des Depots et Consigns
7/1/98 6.48  5,000,000  5,000,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/13/98 5.56  10,000,000  9,981,567
7/14/98 5.56  5,000,000  4,990,015
7/23/98 5.59  5,000,000  4,983,103
7/27/98 5.60  10,000,000  9,959,808
7/28/98 5.61  5,000,000  4,979,075
Commercial Credit Group, Inc.
8/10/98 5.58  10,000,000  9,938,667
Cregem North America, Inc.
11/17/98 5.66  10,000,000  9,787,253
Daimler-Benz North America Corp.
8/24/98 5.58  25,000,000  24,793,750
Den Danske Corp., Inc.
7/13/98 5.56  20,000,000  19,963,133
8/3/98 5.59  20,000,000  19,898,983


COMMERCIAL PAPER - CONTINUED
                DUE     ANNUALIZED YIELD AT  PRINCIPAL  VALUE
                DATE    TIME OF PURCHASE     AMOUNT    (NOTE 1)
Diageo Capital, PLC
9/28/98 5.60% $ 5,000,000 $ 4,931,767
9/30/98 5.60  5,000,000  4,930,486
Enterprise Funding Corp.
8/6/98 5.61  8,054,000  8,009,139
8/31/98 5.61  3,034,000  3,005,468
Ford Motor Credit Co.
7/8/98 5.57  5,000,000  4,994,624
7/23/98 5.58  10,000,000  9,966,267
8/19/98 5.58  30,000,000  29,775,417
General Electric Capital Corp.
8/10/98 5.54  40,000,000  39,760,444
9/10/98 5.61  5,000,000  4,945,665
10/8/98 5.63  15,000,000  14,772,713
10/28/98 5.62  5,000,000  4,908,932
General Electric Co.
9/24/98 5.60  5,000,000  4,934,715
General Motors Acceptance Corp.
8/17/98 5.59  10,000,000  9,927,803
Goldman Sachs Group, L.P.
7/1/98 6.25  10,000,000  10,000,000
8/27/98 5.60  5,000,000  4,956,181
Kitty Hawk Funding Corp.
7/20/98 5.62  5,000,000  4,985,222
7/27/98 5.63  10,125,000  10,084,050
8/4/98 5.68  5,000,000  4,973,319
8/17/98 5.59  8,629,000  8,566,588
9/14/98 5.61  5,000,000  4,942,396
Kredietbank, NA Finance Corp.
8/3/98 5.59  5,000,000  4,974,517
Merrill Lynch & Co., Inc.
7/2/98 6.00  5,000,000  4,999,167
10/14/98 5.65  14,000,000  13,774,600
Monsanto Co.
9/29/98 5.60  6,500,000  6,410,625
Morgan Stanley, Dean Witter, Discover & Co.
8/18/98 5.60  5,000,000  4,963,133
Nationwide Building Society
10/26/98 5.61  15,000,000  14,732,363
New Center Asset Trust
7/27/98 5.60  10,000,000  9,959,989
9/21/98 5.61  5,000,000  4,937,019
9/22/98 5.62  10,000,000  9,872,272
Norfolk Southern Corp.
7/1/98 5.75  2,000,000  2,000,000
7/14/98 5.75  4,800,000  4,790,085
7/15/98 5.75  3,000,000  2,993,327
Preferred Receivables Funding Corp.
7/8/98 5.55  5,000,000  4,994,624
7/14/98 5.56  5,000,000  4,990,015
7/15/98 5.61  5,000,000  4,989,150
7/16/98 5.56  5,260,000  5,247,880
7/16/98 5.57  10,000,000  9,976,958
8/6/98 5.59  14,500,000  14,419,525
8/20/98 5.60  13,445,000  13,341,548
9/8/98 5.60  5,250,000  5,194,455
Swiss Bank Corp.
8/25/98 5.59  10,000,000  9,915,514
Textron, Inc.
7/27/98 5.76  2,000,000  1,991,738

                DUE     ANNUALIZED YIELD AT  PRINCIPAL  VALUE
                DATE    TIME OF PURCHASE     AMOUNT    (NOTE 1)
Three Rivers Funding Corp.
7/7/98 5.56% $ 5,000,000 $ 4,995,392
7/21/98 5.60  4,000,000  3,987,622
Transamerica Finance Corp.
7/29/98 5.59  10,000,000  9,957,067
Triple A One Funding Corp.
7/7/98 5.58  20,000,000  19,981,500
7/15/98 5.60  5,779,000  5,766,482
TOTAL COMMERCIAL PAPER   654,849,714
FEDERAL AGENCIES - 2.3%
FREDDIE MAC - DISCOUNT NOTES - 2.3%
9/18/98 5.50  30,000,000  29,642,525
BANK NOTES - 5.1%
First Bank NA - Minnesota
7/15/98 5.61 (a)  5,000,000  4,999,851
First Union National Bank of North Carolina
7/1/98 5.58 (a)  5,000,000  4,999,479
Key Bank, National Association
7/1/98 5.59 (a)  3,000,000  2,999,131
7/23/98 5.61 (a)  2,000,000  1,999,638
7/24/98 5.60 (a)  4,000,000  3,999,853
7/28/98 5.61 (a)  5,000,000  4,999,459
Morgan Guaranty Trust Co., NY
8/31/98 5.85  5,000,000  5,000,387
National City Bank - Columbus
7/6/98 5.61 (a)  5,000,000  4,998,240
PNC Bank, NA
7/16/98 5.64 (a)  8,000,000  7,997,451
SouthTrust Bank, Alabama
7/13/98 5.62 (a)  2,000,000  1,999,770
US Bank, NA
7/15/98 5.60 (a)  22,000,000  21,980,050
TOTAL BANK NOTES   65,973,309
MASTER NOTES (A) - 2.8%
Goldman Sachs Group, L.P. (The) (c)
9/13/98 5.69  20,000,000  20,000,000
J.P. Morgan Securities, Inc.
7/8/98 5.63  16,000,000  16,000,000
TOTAL MASTER NOTES   36,000,000
MEDIUM-TERM NOTES (A) - 1.7%
Beneficial Corp.
7/11/98 5.61  2,000,000  1,999,944
Merrill Lynch & Co., Inc.
7/1/98 5.82  4,000,000  3,999,897
9/4/98 5.64  5,000,000  4,999,092
Morgan Stanley, Dean Witter, Discover & Co.
7/1/98 5.67  5,000,000  5,000,000
Norwest Corp.
7/22/98 5.71  6,000,000  6,000,000
TOTAL MEDIUM-TERM NOTES   21,998,933


SHORT-TERM NOTES (A) - 7.1%
                DUE     ANNUALIZED YIELD AT  PRINCIPAL  VALUE
                DATE    TIME OF PURCHASE     AMOUNT    (NOTE 1)
Capital One Funding Corp. (1994-B)
7/8/98 5.63% $ 3,101,000 $ 3,101,000
Capital One Funding Corp. (1995-E)
7/8/98 5.63  5,551,000  5,551,000
Capital One Funding Corp. (1996-I)
7/8/98 5.63  4,400,000  4,400,000
Liquid Asset Backed Securities Trust (1996-1) (b)
7/15/98 5.64  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
7/1/98 5.63  7,000,000  7,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
7/17/98 5.63  10,000,000  10,000,000
New York Life Insurance Co.
9/23/98 5.69  5,000,000  5,000,000
SMM Trust (1997-P) (b)
7/16/98 5.66  4,000,000  4,000,000
SMM Trust (1997-X) (b)
7/13/98 5.66  10,000,000  10,000,000
SMM Trust (1998-I) (b)
7/28/98 5.66  3,000,000  3,000,000
Strategic Money Market Trust (1997-A) (b)
9/23/98 5.69  20,000,000  20,000,000
Strategic Money Market Trust (1998-B) (b)
7/6/98 5.66  11,000,000  11,000,000
Transamerica Life Insurance & Annuity Co.
7/8/98 5.70  3,000,000  3,000,000
TOTAL SHORT-TERM NOTES   91,052,000
TIME DEPOSITS - 2.0%
Canadian Imperial Bank of Commerce
7/1/98 6.25  25,000,000  25,000,000
REPURCHASE AGREEMENTS - 0.4%
   MATURITY
   AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 6/30/98 due 7/1/98
 At 5.93%  $ 5,112,843  5,112,000
TOTAL INVESTMENTS - 100%  $ 1,284,563,052
Total Cost for Income Tax Purposes - $1,284,563,052
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,00,000 or 5.4% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:

                                          ACQUISITION
SECURITY                                      DATE     COST
Goldman Sachs Group, L.P. (The)5.69%,9/13/98  3/10/98 $ 20,000,000

INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $57,000 of which $29,000 and $28,000 will expire on December 31, 2002 and 2005, respectively.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $5,112,000) -
SEE ACCOMPANYING SCHEDULE                                                                                  $ 1,284,563,052

RECEIVABLE FOR INVESTMENTS SOLD                                                                            301,000

RECEIVABLE FOR FUND SHARES SOLD                                                                            6,537,692

INTEREST RECEIVABLE                                                                                        9,124,756

 TOTAL ASSETS                                                                                              1,300,526,500

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                               $ 70,143

PAYABLE FOR INVESTMENTS PURCHASED                                                              4,934,715

PAYABLE FOR FUND SHARES REDEEMED                                                               6,178,104

DISTRIBUTIONS PAYABLE                                                                          116,908

ACCRUED MANAGEMENT FEE                                                                      238,398

OTHER PAYABLES AND                                                                             130,812
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                          11,669,080

NET ASSETS                                                                                               $ 1,288,857,420

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                          $ 1,288,920,365

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                      (62,945)

NET ASSETS, FOR 1,288,905,309 SHARES OUTSTANDING                                                         $ 1,288,857,420

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($1,288,857,420 (DIVIDED BY)
1,288,905,309 SHARES)                                                                                    $1.00


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 33,826,229

EXPENSES

MANAGEMENT FEE                                         $ 1,227,663

TRANSFER AGENT FEES                                     414,362

ACCOUNTING FEES AND EXPENSES                            69,979

NON-INTERESTED TRUSTEES' COMPENSATION                   5,706

CUSTODIAN FEES AND EXPENSES                             11,564

REGISTRATION FEES                                       30

AUDIT                                                   23,306

LEGAL                                                   6,824

MISCELLANEOUS                                           26,059

 TOTAL EXPENSES                                                      1,785,493

NET INTEREST INCOME                                                  32,040,736

NET REALIZED GAIN (LOSS)                                             (4,195)
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 32,036,541



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                     SIX MONTHS ENDED  YEAR ENDED
                                                                                      JUNE 30, 1998     DECEMBER 31,
                                                                                      (UNAUDITED)       1997

OPERATIONS                                                                            $ 32,040,736      $ 59,161,428
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              (4,195)           (30,044)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       32,036,541        59,131,384

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                 (32,040,736)      (59,161,428)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                               1,308,514,800     1,984,694,072
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                32,024,807        59,126,220

 COST OF SHARES REDEEMED                                                               (1,072,472,094)   (2,149,151,239)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS    268,067,513       (105,330,947)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              268,063,318       (105,360,991)

NET ASSETS

 BEGINNING OF PERIOD                                                                   1,020,794,102     1,126,155,093

 END OF PERIOD                                                                        $ 1,288,857,420   $ 1,020,794,102



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS



                                             SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

SELECTED PER-SHARE DATA                            (UNAUDITED)   1997         1996         1995       1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS                    .027         .053         .052         .057       .042       .032
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                            (.027)       (.053)       (.052)       (.057)     (.042)     (.032)

NET ASSET VALUE, END OF PERIOD                      $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                                    2.71%        5.51%        5.41%        5.87%      4.25%      3.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)             $ 1,288,857  $ 1,020,794  $ 1,126,155  $ 808,874  $ 748,606  $ 353,104

RATIO OF EXPENSES TO AVERAGE NET ASSETS              .30% A       .31%         .30%         .33%       .27%       .22% D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS   5.41% A      5.32%        5.28%        5.72%      4.32%      3.16%


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                       YEAR    YEARS   FUND

VIP II: INVESTMENT GRADE BOND       10.21%  6.46%   8.27%

LB AGGREGATE BOND                   10.54%  6.88%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II:  Investment Grade   LB Aggregate Bond
             00155                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10144.00
  1989/02/28      10109.25                    10070.96
  1989/03/31      10172.02                    10114.27
  1989/04/30      10285.31                    10325.66
  1989/05/31      10399.91                    10597.22
  1989/06/30      10600.00                    10919.38
  1989/07/31      10765.35                    11151.96
  1989/08/31      10679.56                    10986.91
  1989/09/30      10721.69                    11042.94
  1989/10/31      10887.69                    11314.60
  1989/11/30      10981.36                    11422.09
  1989/12/31      11026.21                    11452.93
  1990/01/31      11001.11                    11316.64
  1990/02/28      11063.52                    11352.85
  1990/03/31      11097.11                    11360.80
  1990/04/30      11101.82                    11256.28
  1990/05/31      11276.11                    11589.47
  1990/06/30      11364.07                    11776.06
  1990/07/31      11476.89                    11938.57
  1990/08/31      11475.79                    11778.59
  1990/09/30      11520.66                    11876.35
  1990/10/31      11521.38                    12027.18
  1990/11/30      11590.77                    12285.77
  1990/12/31      11711.43                    12477.42
  1991/01/31      11735.04                    12632.14
  1991/02/28      11853.10                    12739.52
  1991/03/31      12053.80                    12827.42
  1991/04/30      12230.89                    12965.95
  1991/05/31      12325.33                    13041.16
  1991/06/30      12348.94                    13034.64
  1991/07/31      12455.20                    13215.82
  1991/08/31      12714.93                    13501.28
  1991/09/30      12951.04                    13775.36
  1991/10/31      13092.71                    13928.26
  1991/11/30      13234.39                    14056.40
  1991/12/31      13629.42                    14473.88
  1992/01/31      13494.11                    14277.03
  1992/02/29      13567.97                    14369.83
  1992/03/31      13543.27                    14289.36
  1992/04/30      13642.04                    14392.25
  1992/05/31      13851.92                    14664.26
  1992/06/30      14012.41                    14866.63
  1992/07/31      14296.36                    15169.91
  1992/08/31      14382.78                    15323.12
  1992/09/30      14555.62                    15505.47
  1992/10/31      14370.44                    15299.24
  1992/11/30      14333.40                    15302.30
  1992/12/31      14536.36                    15545.61
  1993/01/31      14841.14                    15844.09
  1993/02/28      15093.07                    16121.36
  1993/03/31      15159.39                    16189.07
  1993/04/30      15252.23                    16302.39
  1993/05/31      15278.75                    16323.58
  1993/06/30      15570.53                    16619.04
  1993/07/31      15676.64                    16713.77
  1993/08/31      15955.15                    17006.26
  1993/09/30      16034.73                    17052.18
  1993/10/31      16114.31                    17115.27
  1993/11/30      16034.73                    16969.79
  1993/12/31      16129.93                    17061.43
  1994/01/31      16312.59                    17291.76
  1994/02/28      16045.19                    16990.88
  1994/03/31      15678.93                    16571.21
  1994/04/30      15538.06                    16438.64
  1994/05/31      15495.80                    16436.99
  1994/06/30      15453.53                    16400.83
  1994/07/31      15707.10                    16727.21
  1994/08/31      15721.19                    16747.28
  1994/09/30      15552.14                    16501.09
  1994/10/31      15566.23                    16486.24
  1994/11/30      15594.40                    16449.97
  1994/12/31      15523.97                    16563.48
  1995/01/31      15749.36                    16891.44
  1995/02/28      16053.30                    17293.45
  1995/03/31      16155.46                    17398.94
  1995/04/30      16374.37                    17642.53
  1995/05/31      17031.09                    18325.29
  1995/06/30      17162.44                    18459.07
  1995/07/31      17104.06                    18418.46
  1995/08/31      17308.38                    18641.32
  1995/09/30      17468.91                    18822.14
  1995/10/31      17702.41                    19066.83
  1995/11/30      17965.10                    19352.83
  1995/12/31      18213.20                    19623.77
  1996/01/31      18329.95                    19753.29
  1996/02/29      17995.20                    19409.58
  1996/03/31      17857.01                    19273.71
  1996/04/30      17749.53                    19165.78
  1996/05/31      17718.82                    19127.45
  1996/06/30      17933.78                    19383.76
  1996/07/31      17979.84                    19436.09
  1996/08/31      17964.49                    19403.05
  1996/09/30      18256.22                    19740.67
  1996/10/31      18655.43                    20178.91
  1996/11/30      18962.52                    20523.97
  1996/12/31      18793.62                    20333.09
  1997/01/31      18839.68                    20396.13
  1997/02/28      18864.60                    20447.12
  1997/03/31      18668.78                    20220.15
  1997/04/30      18946.20                    20523.46
  1997/05/31      19093.07                    20718.43
  1997/06/30      19321.53                    20964.98
  1997/07/31      19843.74                    21531.03
  1997/08/31      19664.23                    21348.02
  1997/09/30      19957.97                    21663.97
  1997/10/31      20219.07                    21978.10
  1997/11/30      20268.03                    22079.20
  1997/12/31      20496.49                    22302.20
  1998/01/31      20757.59                    22587.67
  1998/02/28      20743.06                    22569.60
  1998/03/31      20829.13                    22646.33
  1998/04/30      20932.42                    22764.09
  1998/05/31      21121.77                    22980.35
  1998/06/30      21293.92                    23175.68
IMATRL PRASUN   SHR__CHT 19980630 19980721 153646 R00000000000117
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By June 30, 1998, the value of the investment would have grown to $21,294 - a 112.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,176 - a 131.76% increase. INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
(MOODY'S RATINGS)  % OF FUND'S
                   INVESTMENTS

AAA                59.0

AA                 3.3

A                  6.9

BAA                19.7

BA                 1.4

B                  0.0

NOT RATED          0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
YEARS              8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                                  % OF FUND'S
                                  INVESTMENTS

FINANCE                           13.8

UTILITIES                         5.3

MEDIA & LEISURE                   3.4

RETAIL & WHOLESALE                1.6

INDUSTRIAL MACHINERY & EQUIPMENT  1.5

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio
Q.  HOW DID THE FUND PERFORM, KEVIN?
A. For the six- and 12-month periods that ended June 30, 1998, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned 3.93% over the past six months and 10.54% over the past 12 months.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?
A. The investment environment was quite good for bonds, as it was heavily influenced by the secondary effects of the financial crisis in Asia. The implosion of some economies in Asia caused a wave of expectations of lower inflation. As a result, interest rates dropped and the bond market had a strong rally. As you know, bond prices tend to rise as interest rates fall. In addition, the yield difference between long- and short-term maturities narrowed, with most Treasuries yielding less than 5.5% on June 30.
Q. IN LIGHT OF THIS ENVIRONMENT, WHAT STRATEGIES HELPED CONTRIBUTE TO
PERFORMANCE?
A. My investments in mortgages helped the portfolio's performance. At the beginning of January, I had de-emphasized mortgage securities, which then represented about 25% of portfolio assets versus about a 30% weighting in the Lehman Brothers Aggregate Bond Index. I did so because I had concerns about the risk of prepayments. Prepayments tend to undermine the returns of higher-interest mortgage securities because investors lose the income they produce as mortgages are refinanced. When interest rates dropped abruptly in mid-January, the bond market became more worried about prepayment risk, and the prices of mortgage securities underperformed Treasuries in mid-January before recovering later in the period. I took advantage of a market over-reaction to increase the fund's emphasis on mortgages to about 34% of portfolio assets. Both the underweighting at the beginning of January and the overweighting after prices cheapened in mid-January helped the performance of the fund versus the Lehman Brothers index. In hindsight, I wish I had owned fewer mortgages at the beginning of January and bought more after mid-January, as that would have helped performance even more. Also, throughout the six-month period, I avoided premium mortgages because they have the highest risk of prepayments. Premium mortgages are older securities that have risen in price because they have higher interest rates than other mortgages. They generate more income, but they are more vulnerable to prepayment risk. At the close of the fiscal period, about 33% of portfolio assets were invested in mortgage securities.
Q. WHAT HAS BEEN YOUR STRATEGY WITH CORPORATE BONDS, WHICH REPRESENTED ABOUT 31% OF PORTFOLIO ASSETS ON JUNE 30?
A. Even though corporate bonds account for about 21% of the Lehman index, I would say I had only a moderate overweighting in this sector. I tended to own corporate bonds that were in the 3- to 4-year maturity range, and I emphasized defensive bonds such as those of banks, which tend to do well as interest rates decline. I avoided bonds from cyclical industries, or industries that do well when economic growth is increasing, and I particularly avoided bonds in industries vulnerable to the Asian problems, such as energy, steel, paper and timber products. I emphasized industries that are relatively protected from the influence of Asia. These included media companies, such as Time Warner, and consumer companies, such as Levi's. One bond that did very well was TCI, the cable company that has announced a pending merger with AT&T. Rounding out the portfolio, I had about 24% invested in government securities, including 19% in Treasuries. In addition, the portfolio had approximately 10% in cash equivalents. I don't consider the cash position to be significant because short-term securities offer almost as much yield as intermediate-term securities.
Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?
A. The prospects for the bond market appear good. Inflation and the threat of rising interest rates hurt bonds, and my outlook is that inflation won't be a problem and that interest rates may decline further. In the corporate sector, the greatest risks are in the areas that I have avoided - cyclicals and industries influenced by Asia. Even though mortgage prepayments still are running high, I am not overly concerned because these are precisely the times when opportunities present themselves in the mortgage market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: seeks to provide a high rate of income consistent with reasonable risk, by investing in a broad range of investment-grade, fixed-income securities; in addition, the fund seeks to protect capital
START DATE: December 5, 1988
SIZE: as of June 30, 1998, more than $434 million
MANAGER: Kevin Grant, since 1997; joined Fidelity in 1993
(checkmark)

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 31.4%
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.
6.45%, 8/15/04 Baa1 $ 3,000,000 $ 3,029,760
BASIC INDUSTRIES - 0.8%
PACKAGING & CONTAINERS - 0.8%
Owens Illinois, Inc.:
7.15%, 5/15/05 Ba1  1,200,000  1,205,026
 7.35%, 5/15/08 Ba1  1,150,000  1,156,272
 7.80%, 5/15/18 Ba1  1,400,000  1,432,644
   3,793,942
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Centerpoint Properties Trust
6 3/4%, 4/1/05 Baa2  510,000  510,877
EOP Operating L.P.:
6 5/8%, 2/15/05 (c) Baa1  500,000  499,940
 6 3/4%, 2/15/08 (c) Baa1  900,000  898,893
   1,909,710
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
7%, 11/1/06 (c) Baa2  2,000,000  2,022,500
ENERGY - 0.6%
OIL & GAS - 0.6%
Petroleum Geo-Services ASA
7 1/8%, 3/30/28 Baa3  1,600,000  1,619,264
USX-Marathon Group
6.85%, 3/1/08 Baa2  880,000  886,037
   2,505,301
FINANCE - 13.8%
ASSET-BACKED SECURITIES - 3.1%
Capital Equipment Receivables
Trust 6.48%, 10/15/06  Baa2  880,000  880,185
Chevy Chase Auto Receivable
Trust 5.91%, 12/15/04  Aaa  760,000  758,936
Ford Credit Auto Owner Trust:
6.40%, 5/15/02  A1  960,000  968,621
 6.20%, 12/15/02  Baa3  830,000  828,548
 6.40%, 12/15/02  Baa3  480,000  479,722
Ford Credit Grantor Trust
5.90%, 10/15/00 Aaa  240,310  240,536
Green Tree Financial Corp.
6.10%, 4/15/27  Aaa  429,738  430,137
Key Auto Finance Trust
Class C 6.65%, 10/15/03 Baa3  320,000  320,550
Key Plastics, Inc.
10 1/4%, 3/15/07 A2  1,110,000  1,113,642
KeyCorp Auto Grantor Trust
5.80%, 7/15/00  A3  14,320  14,323
MBNA Master Credit Card Trust II
Class A 6.55%, 1/15/07  Aaa  3,000,000  3,100,260
PNC Student Loan Trust I
6.314%, 1/25/01 Aaa  3,100,000  3,122,010

                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
Premier Auto Trust 6%, 5/6/00  Aaa $ 350,952 $ 351,278
Railcar Trust
7 3/4%, 6/1/04 Aaa  690,670  725,162
Sears Credit Account Master
Trust II 7%, 1/15/04 Aaa  1,000,000  1,012,810
Union Federal Savings Bank
Grantor Trust 8.20%, 1/10/01 Baa2  24,596  24,650
  14,371,370
BANKS - 4.1%
ABN-AMRO Bank NV
6 5/8%, 10/31/01 Aa3  1,000,000  1,014,980
Banc One Corp.
6.70%, 3/24/00 Aa3  1,450,000  1,466,530
BanPonce Corp.:
5 3/4%, 3/1/99 A3  370,000  369,319
 6.378%, 4/8/99 A3  430,000  430,697
Barclays Bank PLC yankee:
5 7/8%, 7/15/00 A1  2,400,000  2,396,712
 5.95%, 7/15/01 A1  2,700,000  2,694,600
Capital One Bank:
6.42%, 11/12/99 Baa3  2,000,000  2,005,800
 6 3/8%, 2/15/03 Baa3  1,130,000  1,128,927
First Maryland Bancorp
10 3/8%, 8/1/99 A3  500,000  522,470
Firstar Corp.
7.15%, 9/1/00 A3  640,000  641,107
Kansallis-Osake-Pankki
10%, 5/1/02 A3  260,000  293,147
KeyCorp 8.40%, 4/1/99 A2  310,000  315,481
MBNA Corp.:
6 7/8%, 11/15/02 Baa2  1,750,000  1,780,520
 6.34%, 6/2/03 Baa2  350,000  350,105
NB Capital Trust IV
8 1/4%, 4/15/27 Aa3  1,990,000  2,222,532
Union Planters Corp.
6 3/4%, 11/1/05 Baa2  400,000  407,000
Union Planters National
Bank 6.81%, 8/20/01 A3  500,000  509,735
  18,549,662
CREDIT & OTHER FINANCE - 4.4%
AT&T Capital Corp.:
6.41%, 8/13/99 Baa3  1,000,000  1,003,730
 6.16%, 12/3/99 Baa3  500,000  500,545
Associates Corp. of North
America 6%, 4/15/03 Aa3  1,150,000  1,144,204
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06 A3  180,000  193,055
Bank of New York Co., Inc.
Capital I 7.97%, 12/31/26 A1  1,000,000  1,083,320
BankBoston Capital Trust II
7 3/4%, 12/15/26 A2  1,080,000  1,135,566
BanPonce Trust I
8.327%, 2/1/27 (c) A3  1,230,000  1,337,736
Chase Capital I
7.67%, 12/1/26 Aa3  2,020,000  2,120,636
Chrysler Financial Corp.
6 3/8%, 1/28/00 A2  1,240,000  1,248,122

NONCONVERTIBLE BONDS - CONTINUED
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Finova Capital Corp.
6.27%, 9/29/00 Baa1 $ 400,000 $ 401,132
First Security Capital I
8.41%, 12/15/26 A3  1,210,000  1,358,092
First Union Institutional Capital I
8.04%, 12/1/26 BBB  1,000,000  1,074,530
General Electric Capital Corp.
6.94%, 4/13/09 (b) Aaa  1,000,000  1,007,110
General Motors Acceptance Corp.
6.65%, 5/24/00 A2  2,650,000  2,683,099
JPM Capital Trust II
7.95%, 2/1/27 Aa3  1,820,000  1,967,311
KeyCorp Institutional Capital
Series A 7.826%, 12/1/26 A1  800,000  847,344
PNC Institutional Capital Trust
8.315%, 5/15/27 (c) A2  1,000,000  1,114,160
  20,219,692
INSURANCE - 0.7%
Executive Risk Capital Trust
8 5/8%, 2/1/27 Baa3  1,750,000  1,897,490
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c) A1  130,000  131,457
SunAmerica, Inc.
6.20%, 10/31/99 Baa1  1,000,000  1,001,970
  3,030,917
SAVINGS & LOANS - 1.5%
Ahmanson (H.F.) & Co.
9 7/8%, 11/15/99 Baa2  3,000,000  3,145,350
Great West Financial Trust II
8.206%, 2/1/27 A3  2,500,000  2,730,700
Long Island Savings Bank
6.20%, 4/2/01 Baa3  750,000  750,930
  6,626,980
TOTAL FINANCE   62,798,621
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.
7.05%, 5/1/37 Baa1  1,700,000  1,805,213
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Tyco International Group SA
yankee 6 1/8%, 6/15/01 Baa1  2,500,000  2,502,050
POLLUTION CONTROL - 0.9%
WMX Technologies, Inc.:
6 1/4%, 4/1/99 Baa3  1,200,000  1,201,548
 7.10%, 8/1/26 Baa3  3,000,000  3,121,800
  4,323,348
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,825,398
MEDIA & LEISURE - 3.4%
BROADCASTING - 2.2%
Continental Cablevision, Inc.:
8.30%, 5/15/06 Baa3  110,000  122,133
 9%, 9/1/08 Baa3  910,000  1,070,042
TCI Communications, Inc.:
7 3/8%, 2/15/00 Baa3  750,000  765,788
 8 3/4%, 8/1/15 Baa3  3,000,000  3,611,760

                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
Time Warner, Inc.:
7.95%, 2/1/00 Baa3 $ 1,170,000 $ 1,202,245
 8.18%, 8/15/07 Baa3  2,000,000  2,228,580
 6 7/8%, 6/15/18 Baa3  920,000  923,588
  9,924,136
ENTERTAINMENT - 0.5%
Viacom, Inc.
7 3/4%, 6/1/05 Ba2  2,000,000  2,130,900
PUBLISHING - 0.7%
News America, Inc.:
6 5/8%, 1/9/08 Baa3  210,000  209,633
 7 1/4%, 5/18/18 (c) Baa3  3,000,000  3,073,980
  3,283,613
RESTAURANTS - 0.0%
Darden Restaurants, Inc.
6 3/8%, 2/1/06 Baa1  310,000  301,497
TOTAL MEDIA & LEISURE   15,640,146
NONDURABLES - 1.0%
FOODS - 0.3%
ConAgra, Inc.
7 1/8%, 10/1/26 Baa1  1,270,000  1,353,617
TOBACCO - 0.7%
Philip Morris Companies, Inc.
6.95%, 6/1/06 A2  3,000,000  3,107,580
TOTAL NONDURABLES   4,461,197
RETAIL & WHOLESALE - 1.6%
GENERAL MERCHANDISE STORES - 0.9%
Dayton Hudson Corp.
6.40%, 2/15/03 A3  500,000  505,450
Federated Department Stores, Inc.
8 1/2%, 6/15/03 Baa2  3,000,000  3,282,150
Sears, Roebuck & Co.
9.23%, 8/6/98 A2  450,000  451,170
  4,238,770
GROCERY STORES - 0.7%
American Stores Co.
7 1/2%, 5/1/37 Baa2  1,400,000  1,536,612
Kroger Co. 6%, 7/1/00 Baa3  1,700,000  1,698,198
  3,234,810
TOTAL RETAIL & WHOLESALE   7,473,580
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Comdisco, Inc.
6 3/8%, 11/30/01 Baa1  3,200,000  3,213,568
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.
equipment trust certificate
8.54%, 1/2/07 Baa1  396,598  435,298
RAILROADS - 0.7%
Burlington Northern Santa Fe
Corp. 6.53%, 7/15/37 Baa2  3,000,000  3,066,600
TOTAL TRANSPORTATION   3,501,898

NONCONVERTIBLE BONDS - CONTINUED
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
UTILITIES - 5.3%
CELLULAR - 0.7%
AirTouch Communications, Inc.
6.35%, 6/1/05 Baa2 $ 3,000,000 $ 3,013,440
360 Degrees Communications Co.
7 1/8%, 3/1/03 Ba1  245,000  254,121
  3,267,561
ELECTRIC UTILITY - 2.2%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (c) Baa2  3,000,000  3,073,110
 6.46%, 3/4/08 (c) Baa2  1,500,000  1,506,645
British Columbia Hydro & Power
Authority yankee
12 1/2%, 1/15/14 Aa2  360,000  386,507
DR Investment yankee
7.10%, 5/15/02 (c) Baa1  1,500,000  1,537,313
Israel Electric Corp. Ltd.
7 3/4%, 12/15/27 (c) A3  2,400,000  2,473,680
Texas Utilities Co.
6 3/8%, 1/1/08 Baa3  990,000  979,110
  9,956,365
GAS - 0.6%
Mitchell Energy & Development
Corp. 8%, 7/15/99 Baa3  1,730,000  1,759,998
Southwest Gas Corp.
9 3/4%, 6/15/02 Baa2  1,000,000  1,121,460
  2,881,458
TELEPHONE SERVICES - 1.8%
Cable & Wireless
Communications PLC
6 3/8%, 3/6/03 Baa1  1,590,000  1,591,336
Teleport Communications Group,
Inc. 0%, 7/1/07 (f) Baa3  1,450,000  1,245,188
WorldCom, Inc.:
9 3/8%, 1/15/04 Baa2  1,743,000  1,830,708
 7 3/4%, 4/1/07 Baa2  3,075,000  3,335,330
  8,002,562
TOTAL UTILITIES   24,107,946
TOTAL NONCONVERTIBLE BONDS
 (Cost $139,827,412)   143,088,780
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 24.3%
U.S. TREASURY OBLIGATIONS - 19.4%
 6 3/8%, 9/30/01 Aaa  14,400,000  14,746,464
 5 7/8%, 11/30/01 Aaa  37,500,000  37,881,000
 7%, 7/15/06 Aaa  17,200,000  18,782,916
 13 7/8%, 5/15/11 (callable) Aaa  30,000  45,525
 8 7/8%, 8/15/17 Aaa  995,000  1,356,464
 7 5/8%, 2/15/25 Aaa  12,700,000  15,990,062
   88,802,431

                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%
Fannie Mae:
6.15%, 1/13/00 Aaa $ 525,000 $ 528,528
 6.74%, 5/13/04  Aaa  375,000  392,284
 6.72%, 8/1/05  Aaa  1,180,000  1,241,207
Federal Agricultural Mortgage
Corporation 7.01%, 2/10/05 Aaa  10,000  10,663
Federal Home Loan Bank:
7.31%, 6/16/04 Aaa  4,155,000  4,473,107
 7.36%, 7/1/04 Aaa  3,100,000  3,347,039
 7.38%, 8/5/04 Aaa  110,000  118,972
 7.56%, 9/1/04 Aaa  310,000  338,725
 7.46%, 9/9/04 Aaa  50,000  54,391
 7.70%, 9/20/04 Aaa  40,000  44,000
 6.46%, 12/15/04 Aaa  1,745,000  1,807,436
 8.09%, 12/28/04 Aaa  10,000  11,236
 7.59%, 3/10/05 Aaa  10,000  10,972
Freddie Mac:
6.77%, 9/15/02  Aaa  150,000  155,286
 8%, 1/26/05  Aaa  520,000  582,239
 8.115%, 1/31/05 Aaa  1,140,000  1,283,743
 6.783%, 8/18/05  Aaa  1,000,000  1,055,940
Government Loan Trusts
(assets of Trust guaranteed by
U.S. Government through
Agency for International
Development)
8 1/2%, 4/1/06 Aaa  1,760,000  1,942,371
Government Trust Certificates
(assets of Trust guaranteed by
U.S. Government through
Defense Security Assistance
Agency):
 Class 1-C,
  9 1/4%, 11/15/01 Aaa  873,444  925,387
  Class 2-E,
  9.40%, 5/15/02 Aaa  738,985  781,343
  Class T-3,
  9 5/8%, 5/15/02 Aaa  49,909  52,771
Guaranteed Export Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank):
 Series 1993-C,
  5.20%, 10/15/04 Aaa  5,778  5,678
  Series 1993-D,
  5.23%, 5/15/05 Aaa  11,915  11,698
  Series 1994-A,
  7.12%, 4/15/06 Aaa  7,552  7,900
  Series 1994-C,
  6.61%, 9/15/99 Aaa  31,347  31,470
Guaranteed Trade Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank)
Series 1994-B,
7 1/2%, 1/26/06 Aaa  7,628  8,105

U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank)
Series 1994-1,
6.88%, 1/26/03 Aaa $ 11,765 $ 12,020
Overseas Private Investment Corp.
U.S. Government guaranteed
participation certificate
Series 1994-195,
6.08%, 8/15/04 (callable) Aaa  131,600  132,391
Private Export Funding Corp.:
secured 5.65%, 3/15/03 Aaa  202,500  201,682
 secured 6.86%, 4/30/04 Aaa  1,375,100  1,411,636
U.S. Department of Housing and
Urban Development
Government guaranteed
participation certificates:
 Series 1995-A:
  8.27%, 8/1/03 Aaa  415,000  460,256
   8.24%, 8/1/04 Aaa  500,000  560,925
  Series 1996-A,
  6.98%, 8/1/05 Aaa  180,000  192,766
   22,194,167
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $109,401,478)   110,996,598
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 30.7%
FANNIE MAE - 25.9%
 5 1/2%, 5/1/00 to 7/1/01  Aaa  2,185,828  2,163,634
 6%, 3/1/01 to 4/1/13  Aaa  41,577,746  41,190,654
 6.345%, 3/1/99  Aaa  76,480  76,456
 6 1/2%, 2/1/10 to 7/1/28  Aaa  58,098,918  57,883,951
 7%, 5/1/26 to 7/1/28  Aaa  14,829,760  15,039,772
 8%, 8/1/28 (g) Aaa  2,074,985  2,146,428
  118,500,895
FREDDIE MAC - 0.3%
 7%, 5/1/01  Aaa  114,597  115,712
 8 1/2%, 3/1/20  Aaa  1,064,714  1,119,972
  1,235,684
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.5%
 6%, 8/15/08 to 5/15/09  Aaa  3,979,322  3,975,597
 7 1/2%, 6/15/26
 to 3/15/28  Aaa  14,272,236  14,669,185
 8%, 2/15/17  Aaa  284,709  297,927
 10%, 7/15/13 to 11/15/24  Aaa  1,318,256  1,446,568
  20,389,277
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
 (Cost $138,781,311)   140,125,856
COMMERCIAL MORTGAGE SECURITIES - 2.0%
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
CS First Boston Mortgage
Securities Corp.:
 floater Series 1998-FL1
  Class E, 6.506%,
  1/10/13 (c)(d) Baa2 $ 2,650,000 $ 2,650,000
  Series 1997-C2 Class D,
  7.27%, 4/17/11 Baa2  1,080,000  1,107,675
Equitable Life Assurance Society
of the United States (The):
 Series 1996-1 Class C1,
  7.52%, 5/15/06 (c) A2  500,000  530,330
  Series 174 Class B1,
  7.33%, 5/15/06 (c) Aa2  500,000  527,890
Fannie Mae sequential pay
Series1996-M5 Class A1,
7.141%, 6/25/08 Aaa  168,180  172,805
GS Mortgage Securities Corp. II
Series 1998-GLII Class E,
7.19%, 4/13/31 (c)(d) Baa3  1,000,000  979,310
Nomura Asset Securities Corp.
floater Series 1994-MD-II
 Class A-6, 6.921%,
 7/4/03 (d) -  179,477  179,477
Oregon Commercial Mortgage,
Inc. Series 1995-1 Class A,
7.15%, 6/25/26 (c)(d) Aaa  43,939  43,821
Resolution Trust Corp.:
commercial Series
 1995-C1 Class A-4B,
 6.65%, 2/25/27 Aaa  281,311  280,960
 floater Series 1994-C1
 Class A-3, 6.2375%,
 6/25/26 (d) Aaa  69,677  69,710
Structured Asset Securities Corp.
sequential pay Series 1996
Class A-2A, 7 3/4%,
2/25/28 Aaa  679,310  686,103
Thirteen Affiliates of General
Growth Properties, Inc.
sequential pay Series A-2,
6.602%, 11/15/12 (c) Aaa  1,500,000  1,536,960
Wells Fargo Capital Markets
Apartment Financing Trust
6.56%,12/29/05 (c) Aaa  431,746  438,969
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $9,056,253)   9,204,010
FOREIGN GOVERNMENT OBLIGATIONS (E) - 0.8%
Alberta Province yankee
9 1/4%, 4/1/00 Aa2  2,500,000  2,634,400
British Columbia Province
yankee 7%, 1/1/03 Aa2  500,000  519,850
Manitoba Province yankee
6 3/4%, 3/1/03 A1  500,000  515,285
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $3,783,345)   3,669,535


SUPRANATIONAL OBLIGATIONS - 0.9%
                       MOODY'S        PRINCIPAL       VALUE
                       RATINGS (A)    AMOUNT          (NOTE 1)
Inter American Development
Bank yankee 6.29%, 7/16/27
(Cost $3,974,840) Aaa $ 4,000,000 $ 4,208,840
CERTIFICATES OF DEPOSIT - 0.2%
Canadian Imperial Bank of
Commerce NY Branch
yankee 6.20%, 8/1/00
(Cost $1,001,500) Aa3  1,000,000  1,005,300
CASH EQUIVALENTS - 9.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98  $ 44,351,970  44,345,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $450,171,139)  $ 456,643,919
LEGEND
(d)Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,376,694 or 5.6% of net assets.
(g)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h)For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $539,460,059 and $426,234,567, respectively, of which long-term U.S. government and government agency obligations aggregated $433,604,550 and $343,589,741, respectively (see Note 3 of Notes to Financial Statements).
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $15,148,000. The weighted average interest rate was 5.4813%. Interest earned from the interfund lending program amounted to $6,919 and is included in interest income on the Statement of Operations (see Note 2 of Notes to Financial Statements). The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $6,212,000. The weighted average interest rate was 5.8125% (see Note 6 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.0% AAA, AA, A 68.1%
Baa        19.5% BBB        18.4%
Ba          1.4% BB          1.3%
B           0.0% B           0.3%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.0%.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $450,244,860. Net unrealized appreciation aggregated $6,399,059, of which $6,937,638 related to appreciated investment securities and $538,579 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT                                                                 $ 456,643,919
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $44,345,000)
(COST $450,171,139) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                          6,579

RECEIVABLE FOR INVESTMENTS SOLD                                                               2,152,566

RECEIVABLE FOR FUND SHARES SOLD                                                               827,414

INTEREST RECEIVABLE                                                                           4,669,946

 TOTAL ASSETS                                                                                 464,300,424

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              $ 26,302,829
REGULAR DELIVERY

 DELAYED DELIVERY                                                               2,150,565

PAYABLE FOR FUND SHARES REDEEMED                                                1,293,670

ACCRUED MANAGEMENT FEE                                                          151,274

OTHER PAYABLES AND ACCRUED EXPENSES                                             63,490

 TOTAL LIABILITIES                                                                            29,961,828

NET ASSETS                                                                                   $ 434,338,596

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                              $ 414,755,561

UNDISTRIBUTED NET INVESTMENT INCOME                                                           11,134,647

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             1,975,608

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                     6,472,780

NET ASSETS, FOR 35,119,691                                                                   $ 434,338,596
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                               $12.37
AND REDEMPTION PRICE PER SHARE ($434,338,596 (DIVIDED BY) 35,119,691 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 12,346,291
INTEREST

EXPENSES

MANAGEMENT FEE                                                                  $ 827,005

TRANSFER AGENT FEES                                                              139,365

ACCOUNTING FEES AND EXPENSES                                                     77,019

NON-INTERESTED TRUSTEES' COMPENSATION                                            669

CUSTODIAN FEES AND EXPENSES                                                      8,505

REGISTRATION FEES                                                                761

AUDIT                                                                            27,048

LEGAL                                                                            2,050

INTEREST                                                                         1,003

MISCELLANEOUS                                                                    8,907

 TOTAL EXPENSES BEFORE REDUCTIONS                                                1,092,332

 EXPENSE REDUCTIONS                                                              (1,137)     1,091,195

NET INVESTMENT INCOME                                                                        11,255,096

REALIZED AND UNREALIZED GAIN (LOSS)                                                          2,041,865
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                881,496

NET GAIN (LOSS)                                                                              2,923,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 14,178,457

OTHER INFORMATION                                                                           $ 1,137
 EXPENSE REDUCTIONS
 CUSTODIAN CREDITS





STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                          SIX MONTHS ENDED  YEAR ENDED
                                                                                           JUNE 30, 1998     DECEMBER 31,
                                                                                           (UNAUDITED)       1997

OPERATIONS                                                                                   $ 11,255,096   $ 16,674,247
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                      2,041,865      3,703,820

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                         881,496        3,255,290

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               14,178,457     23,633,357

DISTRIBUTIONS TO SHAREHOLDERS                                                                  (16,958,571)   (13,381,760)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                   (2,012,034)    -

 TOTAL DISTRIBUTIONS                                                                           (18,970,605)   (13,381,760)

SHARE TRANSACTIONS                                                                            151,789,688    155,252,643
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                                 18,970,605     13,381,760

 COST OF SHARES REDEEMED                                                                     (56,154,532)   (82,954,820)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                       114,605,761    85,679,583

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  109,813,613    95,931,180

NET ASSETS

 BEGINNING OF PERIOD                                                                          324,524,983    228,593,803

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,134,647 AND
$16,682,637, RESPECTIVELY)                                                                  $ 434,338,596  $ 324,524,983

OTHER INFORMATION
SHARES

 SOLD                                                                                         12,283,606     12,893,400

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                    1,576,941      1,151,614

 REDEEMED                                                                                  (4,574,603)    (6,885,603)

 NET INCREASE (DECREASE)                                                                    9,285,944      7,159,411



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS


                                              SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                 JUNE 30, 1998

SELECTED PER-SHARE DATA                             (UNAUDITED)   1997       1996       1995       1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480   $ 10.970

INCOME FROM INVESTMENT OPERATIONS                       .361 C     .759 C     .670       .320       .733       .641
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .109       .291       (.290)     1.530      (1.163)    .559

 TOTAL FROM INVESTMENT OPERATIONS                       .470       1.050      .380       1.850      (.430)     1.200

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.590)     (.730)     (.620)     (.390)     -          (.628)

 IN EXCESS OF NET INVESTMENT INCOME                     -          -          -          -          -          (.002)

 FROM NET REALIZED GAIN                                 (.070)     -          -          -          (.010)     (.050)

 IN EXCESS OF NET REALIZED GAIN                         -          -          -          -          (.020)     (.010)

 TOTAL DISTRIBUTIONS                                    (.660)     (.730)     (.620)     (.390)     (.030)     (.690)

NET ASSET VALUE, END OF PERIOD                         $ 12.370   $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480

TOTAL RETURN B                                          3.89%      9.06%      3.19%      17.32%     (3.76)%    10.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 434,339  $ 324,525  $ 228,594  $ 181,546  $ 111,381  $ 122,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .58% A     .58%       .58%       .59%       .67%       .68%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.97% A    6.34%      6.49%      6.53%      6.53%      6.85%

PORTFOLIO TURNOVER RATE                                 246% A     191%       81%        182%       143%       70%


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1  PAST 5  PAST 10
JUNE 30, 1998                       YEAR    YEARS   YEARS

VIP: HIGH INCOME - "INITIAL CLASS"  14.49%  12.42%  12.42%

ML HIGH YIELD MASTER                11.40%  10.49%  11.70%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
             VIP High Income             ML High Yield Master
             00152                       ML002
  1988/06/30      10000.00                    10000.00
  1988/07/31      10104.10                    10105.67
  1988/08/31      10055.83                    10138.88
  1988/09/30      10136.45                    10241.08
  1988/10/31      10246.79                    10400.63
  1988/11/30      10207.67                    10439.59
  1988/12/31      10288.78                    10483.77
  1989/01/31      10536.03                    10640.99
  1989/02/28      10587.85                    10712.50
  1989/03/31      10451.80                    10702.97
  1989/04/30      10336.05                    10734.55
  1989/05/31      10527.03                    10932.17
  1989/06/30      10828.54                    11087.06
  1989/07/31      10757.25                    11139.56
  1989/08/31      10694.86                    11194.59
  1989/09/30      10320.64                    11088.01
  1989/10/31       9878.19                    10912.63
  1989/11/30       9886.51                    10937.09
  1989/12/31       9859.41                    10927.20
  1990/01/31       9641.47                    10713.63
  1990/02/28       9493.01                    10557.61
  1990/03/31       9392.85                    10700.33
  1990/04/30       9420.68                    10754.69
  1990/05/31       9614.24                    10948.96
  1990/06/30       9765.69                    11161.08
  1990/07/31       9916.53                    11396.94
  1990/08/31       9750.64                    10960.64
  1990/09/30       9519.44                    10483.95
  1990/10/31       9288.44                    10217.16
  1990/11/30       9506.31                    10303.71
  1990/12/31       9639.24                    10452.18
  1991/01/31       9843.75                    10599.93
  1991/02/28      10389.11                    11386.69
  1991/03/31      10757.23                    11876.27
  1991/04/30      11138.98                    12299.20
  1991/05/31      11302.59                    12359.26
  1991/06/30      11548.00                    12607.89
  1991/07/31      11984.29                    12909.98
  1991/08/31      12147.89                    13181.33
  1991/09/30      12420.57                    13349.22
  1991/10/31      12843.23                    13745.89
  1991/11/30      12952.30                    13904.67
  1991/12/31      13020.47                    14066.21
  1992/01/31      13715.81                    14558.01
  1992/02/29      14213.80                    14919.56
  1992/03/31      14673.26                    15127.73
  1992/04/30      14777.01                    15237.84
  1992/05/31      14954.87                    15480.89
  1992/06/30      15117.91                    15673.24
  1992/07/31      15414.34                    15990.79
  1992/08/31      15740.41                    16202.50
  1992/09/30      15903.45                    16387.11
  1992/10/31      15666.30                    16180.14
  1992/11/30      15858.98                    16409.29
  1992/12/31      16036.84                    16620.57
  1993/01/31      16466.66                    17029.84
  1993/02/28      16747.55                    17352.19
  1993/03/31      17134.03                    17653.02
  1993/04/30      17246.76                    17779.74
  1993/05/31      17504.41                    18019.07
  1993/06/30      17955.31                    18357.61
  1993/07/31      18132.44                    18554.93
  1993/08/31      18325.69                    18731.81
  1993/09/30      18390.10                    18824.23
  1993/10/31      18824.89                    19178.83
  1993/11/30      19002.03                    19283.73
  1993/12/31      19307.99                    19476.55
  1994/01/31      19952.13                    19903.38
  1994/02/28      19928.21                    19760.24
  1994/03/31      19256.87                    19116.32
  1994/04/30      19062.53                    18892.92
  1994/05/31      19097.87                    18825.61
  1994/06/30      19027.20                    18894.90
  1994/07/31      19097.87                    19027.73
  1994/08/31      19097.87                    19159.89
  1994/09/30      19239.20                    19152.64
  1994/10/31      19062.53                    19201.31
  1994/11/30      18903.53                    19037.98
  1994/12/31      18991.87                    19249.74
  1995/01/31      19203.87                    19521.75
  1995/02/28      19862.98                    20130.85
  1995/03/31      20110.31                    20411.00
  1995/04/30      20700.11                    20888.90
  1995/05/31      21232.84                    21541.51
  1995/06/30      21289.92                    21706.05
  1995/07/31      21803.61                    21954.19
  1995/08/31      21974.85                    22087.44
  1995/09/30      22336.34                    22340.14
  1995/10/31      22545.62                    22498.50
  1995/11/30      22659.78                    22718.12
  1995/12/31      22926.14                    23082.79
  1996/01/31      23458.86                    23447.34
  1996/02/29      23846.33                    23482.64
  1996/03/31      23783.68                    23418.87
  1996/04/30      24138.66                    23429.48
  1996/05/31      24472.76                    23598.44
  1996/06/30      24598.05                    23740.20
  1996/07/31      24514.53                    23901.38
  1996/08/31      24869.51                    24148.21
  1996/09/30      25600.35                    24666.32
  1996/10/31      25516.82                    24936.64
  1996/11/30      25788.28                    25440.79
  1996/12/31      26143.26                    25636.55
  1997/01/31      26498.24                    25833.57
  1997/02/28      26978.88                    26195.96
  1997/03/31      26140.74                    25905.02
  1997/04/30      26548.49                    26199.86
  1997/05/31      27658.45                    26721.15
  1997/06/30      28156.80                    27134.79
  1997/07/31      29176.15                    27785.97
  1997/08/31      29425.33                    27723.45
  1997/09/30      30467.33                    28196.79
  1997/10/31      30195.50                    28383.92
  1997/11/30      30422.03                    28638.12
  1997/12/31      30761.81                    28924.45
  1998/01/31      31464.03                    29348.16
  1998/02/28      31702.05                    29476.37
  1998/03/31      32365.70                    29730.39
  1998/04/30      32493.32                    29871.61
  1998/05/31      32263.60                    30064.85
  1998/06/30      32238.07                    30228.55
IMATRL PRASUN   SHR__CHT 19980630 19980710 105444 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: High Income Portfolio on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $32,238 - a 222.38% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $30,229 - a 202.29% increase.
INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF JUNE 30, 1998
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S
                                         INVESTMENTS

NEXTEL, INC. (VARIOUS ISSUES)            4.0

TIME WARNER, INC.                        2.6

IXC COMMUNICATIONS, INC.                 2.1

MILLICOM INTERNATIONAL CELLULAR SA       1.9

NEXTLINK COMMUNICATIONS, INC.            1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

UTILITIES           25.2

MEDIA & LEISURE     21.6

SERVICES            7.0

BASIC INDUSTRIES    6.4

RETAIL & WHOLESALE  5.3

QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
            % OF FUND'S
            INVESTMENTS

AAA, AA, A  0.0

BAA         0.0

BA          2.9

B           48.3

CAA, CA, C  13.8

NOT RATED   6.9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1998, ACCOUNT FOR 6.9% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                     PAST 1  PAST 5  PAST 10
JUNE 30, 1998                     YEAR    YEARS   YEARS

VIP: HIGH INCOME - SERVICE CLASS  14.40%  12.40%  12.41%

ML HIGH YIELD MASTER              11.40%  10.49%  11.70%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
             VIP High Income -  CL S     ML High Yield Master
             00492                       ML002
  1988/06/30      10000.00                    10000.00
  1988/07/31      10104.10                    10105.67
  1988/08/31      10055.83                    10138.88
  1988/09/30      10136.45                    10241.08
  1988/10/31      10246.79                    10400.63
  1988/11/30      10207.67                    10439.59
  1988/12/31      10288.78                    10483.77
  1989/01/31      10536.03                    10640.99
  1989/02/28      10587.85                    10712.50
  1989/03/31      10451.80                    10702.97
  1989/04/30      10336.05                    10734.55
  1989/05/31      10527.03                    10932.17
  1989/06/30      10828.54                    11087.06
  1989/07/31      10757.25                    11139.56
  1989/08/31      10694.86                    11194.59
  1989/09/30      10320.64                    11088.01
  1989/10/31       9878.19                    10912.63
  1989/11/30       9886.51                    10937.09
  1989/12/31       9859.41                    10927.20
  1990/01/31       9641.47                    10713.63
  1990/02/28       9493.01                    10557.61
  1990/03/31       9392.85                    10700.33
  1990/04/30       9420.68                    10754.69
  1990/05/31       9614.24                    10948.96
  1990/06/30       9765.69                    11161.08
  1990/07/31       9916.53                    11396.94
  1990/08/31       9750.64                    10960.64
  1990/09/30       9519.44                    10483.95
  1990/10/31       9288.44                    10217.16
  1990/11/30       9506.31                    10303.71
  1990/12/31       9639.24                    10452.18
  1991/01/31       9843.75                    10599.93
  1991/02/28      10389.11                    11386.69
  1991/03/31      10757.23                    11876.27
  1991/04/30      11138.98                    12299.20
  1991/05/31      11302.59                    12359.26
  1991/06/30      11548.00                    12607.89
  1991/07/31      11984.29                    12909.98
  1991/08/31      12147.89                    13181.33
  1991/09/30      12420.57                    13349.22
  1991/10/31      12843.23                    13745.89
  1991/11/30      12952.30                    13904.67
  1991/12/31      13020.47                    14066.21
  1992/01/31      13715.81                    14558.01
  1992/02/29      14213.80                    14919.56
  1992/03/31      14673.26                    15127.73
  1992/04/30      14777.01                    15237.84
  1992/05/31      14954.87                    15480.89
  1992/06/30      15117.91                    15673.24
  1992/07/31      15414.34                    15990.79
  1992/08/31      15740.41                    16202.50
  1992/09/30      15903.45                    16387.11
  1992/10/31      15666.30                    16180.14
  1992/11/30      15858.98                    16409.29
  1992/12/31      16036.84                    16620.57
  1993/01/31      16466.66                    17029.84
  1993/02/28      16747.55                    17352.19
  1993/03/31      17134.03                    17653.02
  1993/04/30      17246.76                    17779.74
  1993/05/31      17504.41                    18019.07
  1993/06/30      17955.31                    18357.61
  1993/07/31      18132.44                    18554.93
  1993/08/31      18325.69                    18731.81
  1993/09/30      18390.10                    18824.23
  1993/10/31      18824.89                    19178.83
  1993/11/30      19002.03                    19283.73
  1993/12/31      19307.99                    19476.55
  1994/01/31      19952.13                    19903.38
  1994/02/28      19928.21                    19760.24
  1994/03/31      19256.87                    19116.32
  1994/04/30      19062.53                    18892.92
  1994/05/31      19097.87                    18825.61
  1994/06/30      19027.20                    18894.90
  1994/07/31      19097.87                    19027.73
  1994/08/31      19097.87                    19159.89
  1994/09/30      19239.20                    19152.64
  1994/10/31      19062.53                    19201.31
  1994/11/30      18903.53                    19037.98
  1994/12/31      18991.87                    19249.74
  1995/01/31      19203.87                    19521.75
  1995/02/28      19862.98                    20130.85
  1995/03/31      20110.31                    20411.00
  1995/04/30      20700.11                    20888.90
  1995/05/31      21232.84                    21541.51
  1995/06/30      21289.92                    21706.05
  1995/07/31      21803.61                    21954.19
  1995/08/31      21974.85                    22087.44
  1995/09/30      22336.34                    22340.14
  1995/10/31      22545.62                    22498.50
  1995/11/30      22659.78                    22718.12
  1995/12/31      22926.14                    23082.79
  1996/01/31      23458.86                    23447.34
  1996/02/29      23846.33                    23482.64
  1996/03/31      23783.68                    23418.87
  1996/04/30      24138.66                    23429.48
  1996/05/31      24472.76                    23598.44
  1996/06/30      24598.05                    23740.20
  1996/07/31      24514.53                    23901.38
  1996/08/31      24869.51                    24148.21
  1996/09/30      25600.35                    24666.32
  1996/10/31      25516.82                    24936.64
  1996/11/30      25788.28                    25440.79
  1996/12/31      26143.26                    25636.55
  1997/01/31      26498.24                    25833.57
  1997/02/28      26978.88                    26195.96
  1997/03/31      26140.74                    25905.02
  1997/04/30      26548.49                    26199.86
  1997/05/31      27658.45                    26721.15
  1997/06/30      28156.80                    27134.79
  1997/07/31      29176.15                    27785.97
  1997/08/31      29425.33                    27723.45
  1997/09/30      30467.33                    28196.79
  1997/10/31      30195.50                    28383.92
  1997/11/30      30399.38                    28638.12
  1997/12/31      30739.16                    28924.45
  1998/01/31      31464.03                    29348.16
  1998/02/28      31676.52                    29476.37
  1998/03/31      32365.70                    29730.39
  1998/04/30      32493.32                    29871.61
  1998/05/31      32238.07                    30064.85
  1998/06/30      32212.55                    30228.55
IMATRL PRASUN   SHR__CHT 19980630 19980709 134444 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: High Income Portfolio - Service Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $32,213 - a 222.13% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $30,229 - a 202.29% increase.
INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF JUNE 30, 1998
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S
                                         INVESTMENTS

NEXTEL, INC. (VARIOUS ISSUES)            4.0

TIME WARNER, INC.                        2.6

IXC COMMUNICATIONS, INC.                 2.1

MILLICOM INTERNATIONAL CELLULAR SA       1.9

NEXTLINK COMMUNICATIONS, INC.            1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

UTILITIES           25.2

MEDIA & LEISURE     21.6

SERVICES            7.0

BASIC INDUSTRIES    6.4

RETAIL & WHOLESALE  5.3

QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
            % OF FUND'S
            INVESTMENTS

AAA, AA, A  0.0

BAA         0.0

BA          2.9

B           48.3

CAA, CA, C  13.8

NOT RATED   6.9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1998, ACCOUNT FOR 6.9% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Barry Coffman,
Portfolio Manager of
High Income Portfolio
Q. HOW DID THE FUND PERFORM, BARRY?
A. For the six-month period that ended June 30, 1998, the fund outperformed the 4.51% return of its benchmark - the Merrill Lynch High Yield Master Index. For the 12-month period that ended June 30, 1998, the fund outperformed the 11.40% return of the Merrill Lynch High Yield Master Index.
Q. HOW WOULD YOU CHARACTERIZE THE HIGH-YIELD MARKET'S PERFORMANCE DURING THE PAST SIX MONTHS?
A. While high-yield bonds performed better than any other domestic fixed-income investments in the first quarter of 1998, they lagged in the second quarter. In the first three or so months of this year, conditions were favorable as inflation remained subdued, interest rates were stable, the prospects for healthy corporate earnings seemed good and the demand for high-yield bonds was strong. During the second quarter, concerns that Asia's crumbling economies might negatively impact global economic growth led to a rally in Treasury bonds at the expense of riskier asset classes, including high-yield bonds. That, combined with continued strong new issue supply in the face of marginally declining demand caused the spread - which is the difference in yields - between high-yield bonds and Treasury bonds to widen and ultimately caused high-yield investments to underperform Treasuries.
Q. WHAT HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. Many of the fund's telecommunications holdings made positive contributions to performance. Nextel, the fund's largest holding as of June 30, 1998, performed well. The company recently added the two millionth subscriber to its unique cellular/dispatch/messaging service. Another good performer - and one of the fund's 10 largest holdings - was Millicom, an international cellular company with licenses to build and operate cellular networks for developing countries in Asia, Eastern Europe, Russia and South America. In addition, high-yield bonds issued by companies with significant cable businesses - including Cablevision, Time Warner, United International Holdings and Adelphia - did well following reports of AT&T's acquisition of cable giant TCI. That union signified the long-predicted coming together of telecommunications, cable TV and personal computers, and fueled speculation that other broadcasters might be the next takeover target.
Q. WHAT WERE SOME OF THE OTHER BRIGHT SPOTS FOR THE FUND?
A. As a group, the fund's common stock holdings issued by high-yield companies - at 6.1% of investments at the end of the period - also were a plus for performance. One of the best performers there was Viacom, which I sold recently in order to lock in some gains. The fund's common stock positions typically are made in high-yield companies - those deemed below investment-grade - where I already have positions in bonds issued by the companies. Generally speaking, I keep the fund's common stock holdings to under 10% of the fund's investments.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The period's biggest disappointment was Renaissance Cosmetics, a company that breathes new life into older, neglected fragrance brands by repackaging and marketing them through mass merchants. The combination of the passing of the company's CEO, a weak environment for mass market fragrances and an ill-timed acquisition caused the bonds to perform poorly. The fund's holdings in Asia Pulp & Paper (AP&P) and its three subsidiaries - Indah Kiat, Pindo Deli and Tjiwi Kimia - also were disappointing. Although the company is faring well from a financial standpoint, investors have punished its bonds because it is located in troubled Indonesia.
Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET AND THE FUND?
A. While conditions remain fairly favorable, there is a potential cloud on the horizon. On a positive note, interest rates are low, high-yield companies are better capitalized than they were in the late 1980s and the default rate remains very low - at 1%, compared to the long-term average of more than 3%. Furthermore, the new supply of high-yield bonds - which hit a record $100 billion in the first half of the year - shows some signs of tapering off. However, those positives could be overshadowed if investors start to anticipate that corporate earnings will dramatically slow in the second half of 1998. As for the fund, I will likely avoid cyclical sectors such as paper and chemical companies, because I think they may be most vulnerable to an economic slowdown. Instead, I'll continue to look for opportunities that I think will generate above-average returns over the long term. That includes the telecommunications sector, where regulatory changes and technological advances - such as the Internet and expansion of bandwidth - should continue to create attractive investment ideas.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to seek high current income by investing in high-yielding, lower-rated fixed-income securities

START DATE: September 19, 1985
SIZE: as of June 30, 1998, more than $2.6 billion
MANAGER: Barry Coffman, since 1990; joined Fidelity in 1986
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 71.9%
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
CONVERTIBLE BONDS - 0.5%
RETAIL & WHOLESALE - 0.3%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Corporate Express, Inc.
 4 1/2%, 7/1/00 B3 $ 10,000,000 $ 9,193,740
SERVICES - 0.2%
Signature Resorts, Inc.
 5 3/4%, 1/15/07 Caa  6,810,000  5,584,200
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
 0%, 12/15/05 (d)(g) -  630,000  664,650
TOTAL CONVERTIBLE BONDS   15,442,590
NONCONVERTIBLE BONDS - 71.4%
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.1%
Compass Aerospace Corp.
 10 1/8%, 4/15/05 (g) Caa  2,480,000  2,529,600
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc. 8 1/2%, 3/1/07  B1  12,150,000  13,213,125
SHIP BUILDING & REPAIR - 0.2%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  4,650,000  4,952,250
TOTAL AEROSPACE & DEFENSE   20,694,975
BASIC INDUSTRIES - 6.0%
CHEMICALS & PLASTICS - 1.6%
Atlantis Group, Inc.
 11%, 2/15/03 B2  8,205,000  8,369,100
Huntsman Corp.
 9 1/2%, 7/1/07 (g) B2  25,930,000  26,059,650
Koppers Industry, Inc.
 9 7/8%, 12/1/07 B2  4,985,000  5,159,475
Sterling Chemicals, Inc.
 11 1/4%, 4/1/07 B3  3,890,000  3,831,650
  43,419,875
IRON & STEEL - 1.8%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  3,490,000  3,865,175
Pohang Iron & Steel Ltd. yankee
 6 5/8%, 7/1/03 Ba1  5,000,000  4,100,000
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  16,265,000  16,224,338
WCI Steel, Inc. 10%, 12/1/04 B2  7,610,000  7,819,275
WHX Corp. 10 1/2%, 4/15/05 B3  15,190,000  15,379,875
  47,388,663
METALS & MINING - 0.3%
Doe Run Resources Corp.:
 12.00875%, 3/15/03 (e)(g) B2  3,880,000  3,918,800
 11 1/4%, 3/15/05 (g) B2  3,660,000  3,696,600
  7,615,400

                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
PACKAGING & CONTAINERS - 0.4%
Huntsman Packaging Corp.
 9 1/8%, 10/1/07 B2 $ 2,660,000 $ 2,686,600
Norampac, Inc.
 9 1/2%, 2/1/08 (g) B2  7,510,000  7,622,650
  10,309,250
PAPER & FOREST PRODUCTS - 1.9%
APP Finance II Mauritius Ltd.
 12%, 3/15/04 Caa  11,785,000  8,072,725
Advanced Argo Public Company
 Ltd. 13%, 11/15/07 (g) B2  9,250,000  9,203,750
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  3,730,000  3,646,075
Indah Kiat Finance Mauritius
 Ltd. 10%, 7/1/07 Caa  2,320,000  1,658,800
Mail-Well Corp.
 10 1/2%, 2/15/04 B  1,640,000  1,754,800
Millar Western Forest
 9 7/8%, 5/15/08 (g) B3  4,315,000  4,228,700
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  7,350,000  7,350,000
Pindo Deli Finance Mauritius
 Ltd. 10 1/4%, 10/1/02 Caa  3,740,000  2,655,400
Stone Container Corp.
 11 7/8%, 8/1/16 B2  1,150,000  1,282,250
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 Ba3  4,865,000  5,156,900
Tjiwi Kimia Mauritius Ltd.
 10%, 8/1/04 Ba3  4,500,000  3,127,500
Tjiwi Kimia International
 Finance Co. 13 1/4%,
 8/1/01 Caa  4,500,000  3,532,500
  51,669,400
TOTAL BASIC INDUSTRIES   160,402,588
CONSTRUCTION & REAL ESTATE - 1.4%
BUILDING MATERIALS - 0.9%
AIRXCEL, Inc. 11%, 11/15/07 B3  7,350,000  7,717,500
Insiloc Corp. 10 1/4%, 8/15/07 B3  5,780,000  5,924,500
International Utility Structures, Inc.
 10 3/4%, 2/1/08 (g) Caa  5,500,000  5,555,000
Schuff Steel Co. 10 1/2%,
 6/1/08 (g) B3  5,000,000  4,950,000
  24,147,000
REAL ESTATE - 0.5%
LNR Property Corp.
 9 3/8%, 3/15/08 (g) B1  13,855,000  13,820,363
TOTAL CONSTRUCTION & REAL ESTATE   37,967,363
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 1.9%
Advance Holding Corp. 0%,
 4/15/09 (d)(g) Caa  5,610,000  3,337,950
Advance Stores Co., Inc.
 10 1/4%, 4/15/08 (g) Caa  9,360,000  9,687,600
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  2,090,000  2,278,100


CORPORATE BONDS - CONTINUED
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (g) B3 $ 24,110,000 $ 23,567,525
Morris Material Handling, Inc.
 9 1/2%, 4/1/08 (g) B2  13,550,000  12,601,500
  51,472,675
HOME FURNISHINGS - 1.0%
Guitar Center Management Co.,
 Inc.11%, 7/1/06 B1  6,587,000  7,229,233
Interlake Corp.
 12 1/8%, 3/1/02 B3  12,265,000  12,632,950
Sealy Mattress Co.:
 0%, 12/15/07  (d)(g) B3  3,745,000  2,434,250   9 7/8% 12/15/07 (g)
B3  3,457,800  3,457,800
  25,754,233
TEXTILES & APPAREL - 1.5%
Cluett American Corp.
 10 1/8%, 5/15/08 (g) B3  4,920,000  4,883,100
Polymer Group, Inc.
 9%, 7/1/07 B2  9,060,000  9,173,250
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 B2  11,770,000  12,123,100
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (g) Ba3  6,250,000  6,273,438
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  8,905,000  8,905,000
  41,357,888
TOTAL DURABLES   118,584,796
ENERGY - 3.3%
COAL - 0.4%
Level 3 Communications, Inc.
 9 1/4%, 5/1/08 (g) B3  5,580,000  5,426,550
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (g) B2  5,410,000  5,558,775
  10,985,325
ENERGY SERVICES - 0.5%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  5,415,000  5,198,400
Grey Wolf, Inc.
 8 7/8%, 7/1/07 (g) B1  5,000,000  4,800,000
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (g) B3  2,570,000  2,435,075
  12,433,475
OIL & GAS - 2.4%
Canadian Forest Oil Ltd.:
 8 3/4%, 9/15/07 B2  2,250,000  2,182,500
 8 3/4%, 9/15/07 (g) B2  4,860,000  4,702,050
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (g) B1  13,380,000  13,413,450
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  6,580,000  6,777,400
Gothic Production Corp.
 11 1/8%, 5/1/05 (g) B3  9,715,000  9,229,250

                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
Great Lakes Carbon Corp.:
 10 1/4%, 5/15/08 (g) B3 $ 4,950,000 $ 4,999,500
 0%, 5/15/09 (d)(g) Caa  11,115,000  6,057,675
Hurricane Hydrocarbons Ltd.
 11 3/4%, 11/1/04 (g) B3  4,680,000  4,539,600
Plains Resources, Inc.:
 Series B,10 1/4%, 3/15/06 B2  7,470,000  7,787,475
 Series D,10 1/4%, 3/15/06 B2  2,770,000  2,887,725
Seven Seas Petroleum, Inc.
 12 1/2%, 5/15/05 (g) Caa  1,380,000  1,380,000
Southwest Royalties, Inc.
 10 1/2%, 10/15/04 B3  1,630,000  1,393,650
  65,350,275
TOTAL ENERGY   88,769,075
FINANCE - 3.2%
ASSET-BACKED SECURITIES - 0.3%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19 Ba2  6,710,000  7,364,225
CREDIT & OTHER FINANCE - 2.9%
Arcadia Financial Ltd.
 11 1/2%, 3/15/07 B2  3,930,000  3,900,525
GST Network Funding, Inc. 0%,
 5/1/08 (d)(g) -  12,000,000  7,230,000
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 B2  4,870,000  4,918,700
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  17,470,000  17,470,000
Iridium Operating LLC/Iridium
 Capital Corp.:
 11 1/4%, 7/15/05 B3  10,970,000  10,997,425
 10 7/8%, 7/15/05 B3  14,000,000  13,895,000
La Petite Academy, Inc.
 10%, 5/15/08 (g) B3  4,670,000  4,716,700
Ocwen Capital Trust
 10 7/8%, 8/1/27 B2  6,520,000  7,106,800
Olympic Financial Ltd.
 11 1/2%, 3/15/07 B2  6,250,000  6,250,000
  76,485,150
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible
 14%, 6/1/02 (g) -  136,434  136,093
TOTAL FINANCE   83,985,468
HEALTH - 2.7%
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
CONMED Corp. 9%, 3/15/08 B3  5,510,000  5,489,338
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 B3  4,830,000  4,347,000
Wright Medical Technology, Inc.
 11 3/4%, 7/1/00 (e) Caa  18,650,000  18,090,500
  27,926,838
MEDICAL FACILITIES MANAGEMENT - 1.6%
Fountain View, Inc.
 11 1/4%, 4/15/08 (g) Caa  5,070,000  5,158,725
Integrated Health Services, Inc.:
 9 1/2%, 9/15/07 B2  4,450,000  4,661,375
 Seriess A, 9 1/4%, 1/15/08 B2  10,190,000  10,572,125


CORPORATE BONDS - CONTINUED
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc.
 11%, 5/15/05 (g) Caa $ 7,300,000 $ 7,482,500
Tenet Healthcare Corp.
 8 1/8%, 12/1/08 (g) Ba3  15,370,000  15,446,850
  43,321,575
TOTAL HEALTH   71,248,413
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
ELECTRICAL EQUIPMENT - 1.7%
Echostar
 Communications Corp.
 secured discount 0%,
 6/1/04 (d) B2  6,970,000  6,787,038
Motors & Gears, Inc., Series D,
 10 3/4%, 11/15/06 B3  29,690,000  31,471,400
Telex Communications, Inc.
 10 1/2%, 5/1/07 B2  7,490,000  6,741,000
  44,999,438
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Continental Global Group, Inc.
 11%, 4/1/07 B2  4,000,000  4,160,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  4,750,000  4,868,750
Thermadyne Holdings Corp.
 0%, 6/1/08 (d)(g) Caa  8,630,000  4,789,650
Thermadyne Manufacturing LLC
 9 7/8%, 6/1/08 (g) B3  2,690,000  2,710,175
  16,528,575
POLLUTION CONTROL - 0.4%
Envirosource, Inc.:
 9 3/4%, 6/15/03 B3  10,350,000  10,220,625
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   71,748,638
MEDIA & LEISURE - 14.3%
BROADCASTING - 9.2%
ACME Television LLC/ACME
 Financial Corp. 0%,
 9/30/04 (d) B3  13,470,000  11,079,075
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  11,541,518  11,724,797
 9 7/8%, 3/1/07 B2  5,380,000  5,823,850
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (d) B3  22,110,000  14,150,400
Diamond Cable Communications
 PLC yankee:
 0%, 12/15/05 (d) Caa  4,140,000  3,415,500
 0%, 2/15/07 (d) Caa  4,160,000  3,068,000
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (d) B3  10,370,000  9,514,475
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  2,510,000  2,660,600
 9 3/8%, 12/1/05 B3  4,970,000  5,119,100
International Cabletel, Inc
 0%, 2/1/06 (d) B3  20,205,000  16,416,563
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)

LIN Holdings Corp. 0%,
 3/1/08 (d)(g) B3 $ 12,045,000 $ 8,130,375
NTL, Inc. 0%, 4/1/08 (d)(g) B3  26,265,000  17,072,250
Olympus Communications LP/
 Olympus Capital Corp
 10 5/8%, 11/15/06 B1  9,320,000  10,298,600
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  5,405,000  5,972,525
 0%, 1/15/07 (d) B2  41,220,000  31,121,100
Renaissance Media Group
 0%, 4/15/08 (d)(g) B3  2,270,000  1,413,075
Rogers Cablesystems Ltd. yankee
 10 1/8%, 9/1/12 Ba3  1,980,000  2,158,200
Satelites Mexicanos SA de CV :
 0%, 6/30/04 (d)(g) -  10,380,000  10,276,200
 10 1/8%, 11/1/04 (g) B3  20,040,000  19,338,600
Telewest PLC 0%, 10/1/07 (d) B1  9,422,000  7,784,928
UIH Australia/Pacific, Inc.:
 Series B, 0%, 5/15/06 (d) B2  33,465,000  19,744,350
 0%, 5/15/06 (d) B2  5,520,000  3,256,800
United International Holdings,
 Inc. 0%, 2/15/08 (d) B3  26,050,000  15,890,500
Young Broadcasting, Inc.,
 Series B, 8 3/4%, 6/15/07 B2  9,630,000  10,039,275
  245,469,138
ENTERTAINMENT - 2.2%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  8,380,000  8,338,100
Cinemak USA, Inc.:
 8 1/2%, 8/1/08 B2  6,750,000  6,598,125
 9 5/8%, 8/1/08 B2  5,240,000  5,397,200
Premier Parks, Inc.:
 9 1/4%, 4/1/06 B3  2,640,000  2,722,500
 0%, 4/1/08 B3  12,660,000  8,403,075
Town Sports International, Inc.
 9 3/4%, 10/15/04 B2  3,400,000  3,391,500
Viacom, Inc. 8%, 7/7/06 B1  22,800,000  23,484,000
  58,334,500
LODGING & GAMING - 0.8%
Aladdin Gaming Holdings/
 Aladdin Capital units
 0%, 3/1/10 (d)(g) Caa  10,420,000  4,845,300
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 B3  7,760,000  8,400,200
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3  7,560,000  7,938,000
  21,183,500
PUBLISHING - 0.7%
Advanstar Communications, Inc.
 9 1/4%, 5/1/08 (g) B2  2,600,000  2,619,500
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 B2  17,010,000  17,328,938
  19,948,438

CORPORATE BONDS - CONTINUED
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.4%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 B3 $ 10,600,000 $ 11,236,000
Foodmaker, Inc.
 8 3/8%, 4/15/08 (g) B1  4,950,000  4,950,000
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  8,790,000  9,273,450
Planet Hollywood International,
 Inc. 12%, 4/1/05 B2  5,000,000  4,500,000
SC International Services, Inc.,
 Series B, 9 1/4%, 9/1/07 B2  8,300,000  8,476,375
  38,435,825
TOTAL MEDIA & LEISURE   383,371,401
NONDURABLES - 1.3%
FOODS - 0.2%
Aurora Foods, Inc.
 8 3/4%, 7/1/08 (g) B1  3,290,000  3,335,238
Del Monte Corp.
 12 1/4%, 4/15/07 Caa  720,000  811,800
  4,147,038
HOUSEHOLD PRODUCTS - 0.9%
AKI, Inc.
 10 1/2%, 7/1/08 (g) B2  2,100,000  2,121,000
AKI Holding, Inc.
 0%, 7/1/09 (d)(g) Caa  7,500,000  3,900,000
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 Caa  770,000  269,500
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3  18,750,000  18,750,000
  25,040,500
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 11%, 6/15/04 B3  6,420,000  6,420,000
TOTAL NONDURABLES   35,607,538
PRECIOUS METALS - 0.7%
Centaur Mining & Exploration
 Ltd. 11%, 12/1/07 (g) B1  9,830,000  10,051,175
Great Central Mines Ltd.
 8 7/8%, 4/1/08 (g) Ba2  8,140,000  7,997,550
  18,048,725
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 1.2%
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  10,140,000  10,875,150
Specialty Retailers, Inc.
 9%, 7/15/07 B2  20,160,000  20,916,000
  31,791,150
GROCERY STORES - 0.6%
Pathmark Stores, Inc.
 9 5/8%, 5/1/03 Caa  16,250,000  16,453,125

                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 3.1%
Amazon.com, Inc.
 0%, 5/1/08 (d)(g) Caa $ 40,750,000 $ 24,857,500
Big 5 Corp.
 10 7/8%, 11/15/07 B2  6,255,000  6,489,563
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  6,820,000  7,195,100
Home Interiors & Gifts, Inc.
 10 1/8%, 6/1/08 (g) B2  5,900,000  6,032,750
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa  16,800,000  15,960,000
J Crew Group, Inc.
 0%, 10/15/08  (d)(g) Caa  13,417,000  7,513,520
Metals USA, Inc.
 8 5/8%, 2/15/08 (g) B2  5,450,000  5,272,875
U.S. Office Products Co.
 9 3/4%, 6/15/08 (g) B3  9,540,000  9,444,600
  82,765,908
TOTAL RETAIL & WHOLESALE   131,010,183
SERVICES - 5.3%
LEASING & RENTAL - 1.7%
Apcoa, Inc.
 9 1/4%, 3/15/08 (g) Caa  14,730,000  14,619,525
AP Holdings, Inc.
 0%, 3/15/08 (d)(g) Caa  6,800,000  4,046,000
Brand Scaffold Services, Inc.
 10 1/4%, 2/15/08 (g) B3  3,250,000  3,298,750
GPA Holland 8.94%, 2/16/99 -  500,000  506,250
Hollywood Entertainment Corp.
 10 5/8%, 8/15/04 B3  21,710,000  22,144,200
  44,614,725
PRINTING - 0.8%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  21,340,000  22,460,350
SERVICES - 2.8%
Iron Mountain, Inc.
 8 3/4%, 9/30/09 B3  4,115,000  4,197,300
Medaphis Corp.
 9 1/2%, 2/15/05 (g) B2  16,483,000  15,988,510
Protection One Alarm
 Monitoring,
 Inc. 13 5/8%, 6/30/05 Caa  3,065,000  3,448,125
Signature Resorts, Inc.:
 9 1/4%, 5/15/06 B2  10,980,000  10,925,100
 9 3/4%, 10/1/07 B3  19,080,000  18,555,300
Spin Cycle, Inc. Unit
 0%, 5/1/05  (d)(g) -  16,625,000  11,720,625
Teligent, Inc. 0%,
 3/1/08 (d)(g) Caa  16,480,000  9,105,200
  73,940,160
TOTAL SERVICES   141,015,235

CORPORATE BONDS - CONTINUED
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
TECHNOLOGY - 3.6%
COMMUNICATIONS EQUIPMENT - 0.5%
Jordan Telecommunication
 Products, Inc.:
  9 7/8%, 8/1/07 B3 $ 3,540,000 $ 3,610,800
  0%, 8/1/07 (d) B3  10,400,000  8,528,000
  12,138,800
COMPUTER SERVICES & SOFTWARE - 2.0%
Concentric Network Corp.
 12 3/4%, 12/15/07  -  8,310,000  8,850,150
DecisionOne Corp.
 9 3/4%, 8/1/07 B3  4,510,000  4,329,600
DecisionOne Holding Corp.
 0%, 8/1/08, unit (d) Caa  12,045,000  7,227,000
ICG Services, Inc.:
 0%, 2/15/08 (d)(g) -  48,660,000  29,317,650
 0%, 5/1/08 (g) -  5,580,000  3,264,300
  52,988,700
ELECTRONIC INSTRUMENTS - 0.6%
Fisher Scientific International, Inc.
 9%, 2/1/08 B3  4,635,000  4,611,825
Telecommunications Techniques
 Co. 9 3/4%, 5/15/08 (g) B3  11,980,000  12,189,650
  16,801,475
ELECTRONICS - 0.5%
American Mobile Satellite Corp.
 Unit 12 1/4%, 4/1/08 (g) -  4,180,000  3,887,400
Communications Instruments, Inc.
 10%, 9/15/04 B3  5,360,000  5,467,200
Hadco Corp. 9 1/2%,
 6/15/08 (g) B2  4,730,000  4,670,875
  14,025,475
TOTAL TECHNOLOGY   95,954,450
TRANSPORTATION - 1.4%
AIR TRANSPORTATION - 0.9%
Atlas Air, Inc. 9 1/4%,
 4/15/08 (g) B3  4,480,000  4,474,400
Kitty Hawk, Inc. 9.95%,
 11/15/04 B1  12,770,000  13,280,800
US Air, Inc. euro pass through
 trust 8 5/8%, 9/1/98 Ba2  5,000,000  5,012,500
  22,767,700
SHIPPING - 0.5%
Amer Reefer Co. Ltd.
 10 1/4%, 3/1/08 (g) B1  3,910,000  3,910,000
Holt Group, Inc.
 9 3/4%, 1/15/06 (g) Caa  10,250,000  10,045,000
  13,955,000
TOTAL TRANSPORTATION   36,722,700
UTILITIES - 15.4%
CELLULAR - 8.6%
CellNet Data Systems, Inc.
 0%, 10/1/07 (d) -  30,260,000  16,189,100

                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
Cencall Communications Corp.
 0%, 1/15/04 (d) B2 $ 1,770,000 $ 1,739,025
Iridium LLC/Iridium Capital
 Corp. 13%, 7/15/05 B3  2,220,000  2,380,950
McCaw International Ltd.
 0%, 4/15/07 (d) Caa  49,535,000  32,445,425
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  7,660,000  5,725,850
Millicom International Cellular
 SA 0%, 6/1/06 (d) B3  66,270,000  51,359,250
Nextel International, Inc.
 12 1/8%, 4/15/08 (g) Caa  22,820,000  13,235,600
Nextel Communications, Inc.:
 0%, 8/15/04 (d) B2  20,290,000  19,732,025
 0%, 2/15/08 (d)(g) B2  30,060,000  19,313,550
PageMart Wireless, Inc.:
 0%, 2/1/05 (d) B3  7,070,000  6,256,950
 0%, 2/1/08 (d) Caa  44,420,000  26,652,000
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  13,360,000  13,460,200
Teletrac, Inc. 14%, 8/1/07 Caa  1,970,000  1,773,000
Telesystem International Wireless, Inc.:
 0%, 6/30/07 (d) Caa  13,870,000  9,084,850
 0%, 11/1/07 (d) Caa  15,260,000  9,041,550
  228,389,325
ELECTRIC UTILITY - 0.1%
Niagara Mohawk Power Corp.
 0%, 7/1/10 (d) Ba3  3,370,000  2,308,450
TELEPHONE SERVICES - 6.7%
Covad Communications Group
 Unit 0%, 3/15/08 (d)(g) -  15,580,000  7,945,800
Dobson Wireline Co.
 12 1/4%, 6/15/08 (g) -  10,910,000  10,664,525
GST Telecommunications, Inc.
 12 3/4%, 11/15/07 -  11,520,000  13,334,400
GST USA, Inc. 0%,
 12/15/05 (d) -  4,090,000  3,312,900
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03) (d) B3  31,110,000  23,099,175
 12 1/4%, 9/1/04 B3  6,155,000  6,616,625
IXC Communications, Inc.
 9%, 4/15/08 (g) B3  11,755,000  11,637,450
KMC Telecom Holdings, Inc.
 0%, 2/15/08 units (g) -  19,870,000  11,623,950
McLeodUSA, Inc. 0%,
 3/1/07 (d) B2  16,340,000  12,214,150
Netia Holdings B.V.:
 10 1/4%, 11/1/07 B3  3,240,000  3,110,400
 0%, 11/1/07 (d) B3  5,800,000  3,770,000
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  2,610,000  2,668,725
Optel Communications Corp.
 15%, 12/29/04 (h) -  12,000,000  11,240,640
Pathnet, Inc. Unit
 12 1/2%, 4/15/08 (g) -  8,700,000  9,222,000
Rhythms NetConnections, Inc.
 Unit 0%, 5/15/08 (d)(g) -  17,325,000  8,402,625

CORPORATE BONDS - CONTINUED
                           MOODY'S      PRINCIPAL   VALUE
                           RATINGS (C)  AMOUNT      (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
 0%, 10/15/05 (d) Caa $ 6,460,000 $ 5,458,700
 14 1/2%, 10/15/05 Caa  13,220,000  18,243,600
 11%, 3/15/08 (g) -  15,075,000  14,999,625
  177,565,290
TOTAL UTILITIES   408,263,065
TOTAL NONCONVERTIBLE BONDS   1,903,394,613
TOTAL CORPORATE BONDS
 (Cost $1,910,076,005)  1,918,837,203
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S
 RATINGS (C)

Meritor Mortgage Security Corp.
 commercial Series 1987-1
 Class B, 9.40%, 2/1/00 (b)(g)
 (Cost $117,176) -  1,350,000  250,560
COMMON STOCKS - 6.1%
 SHARES
AEROSPACE & DEFENSE - 0.1%
Wyman-Gordon Co. (a)  125,000  2,492,188
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.0%
Sterling Chemical Holdings
 warrants 8/15/08 (a)  340  8,160
IRON & STEEL - 0.0%
Republic Engineered Steels, Inc. (a)  67,500  291,094
PACKAGING & CONTAINERS - 0.1%
Gaylord Container Corp. Class A (a)  301,900  2,320,856
PAPER & FOREST PRODUCTS - 0.3%
Jefferson Smurfit Corp. (a)  494,000  7,765,063
TOTAL BASIC INDUSTRIES   10,385,173
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.1%
International Utility Structures, Inc.
 unit   2,500  2,725,000
REAL ESTATE - 0.3%
LNR Property Corp.   283,600  7,267,250
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Ocwen Asset Investment Corp.   19,200  318,000
TOTAL CONSTRUCTION & REAL ESTATE   10,310,250
DURABLES - 0.3%
TEXTILES & APPAREL - 0.3%
Arena Brands Holdings Corp. Class B (a)  48,889  1,222,225
Hat Brands, Inc. (a)(h)(f)  340,000  -
Polymer Group, Inc. (a)  503,000  5,847,378
  7,069,603

                     SHARES         VALUE (NOTE 1)
ENERGY - 0.2%
OIL & GAS - 0.2%
Harcor Energy, Inc.
 warrants 7/24/00 (a)  330,000 $ -
Plains Resources, Inc. (a)  336,300  6,032,384
  6,032,384
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Olympic Financial Ltd.
 warrants 3/15/07 (a)  498  5,976
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  3,000  264,000
TOTAL FINANCE   269,976
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Imagyn Medical Technologies, Inc. (a)  150,000  75,000
Wright Medical Technology, Inc.
 warrants 6/30/03 (a)  3,212  305,140
  380,140
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.5%
Benedek Communications Corp.
 warrants 7/1/00 (a)  57,600  172,800
CS Wireless Systems, Inc. (a)(g)  1,024  -
Loral Orion Networks Systems, Inc.:
 warrants 1/15/07 (a)  5,585  83,775
 warrants 1/15/17 (a)  45,930  551,160
Teletrac Holdings, Inc.
 warrants 8/1/07 (a)  3,940  39,400
UIH Australia/Pacific, Inc.
 warrants 5/15/06 (a)  26,805  134,025
United International Holdings, Inc.
 Class A (a)  821,200  13,139,200
  14,120,360
LEISURE DURABLES & TOYS - 0.1%
IHF Capital, Inc., Series I  warrants:
 11/14/99 (a)(g)  5,890  176,700
 11/15/04 (a)(g)  10,250  1,537,500
  1,714,200
LODGING & GAMING - 0.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  90,000  56,250
Motels of America, Inc. (a)  3,000  75,000
  131,250
RESTAURANTS - 0.1%
Friendly Ice Cream Corp.  100,000  1,687,500
TOTAL MEDIA & LEISURE   17,653,310
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 warrants 8/31/06 (a)(g)  12,750  130
TOBACCO - 0.0%
North Atlantic Trading, Inc.
 warrants 6/15/07 (a)  210  -
TOTAL NONDURABLES   130


COMMON STOCKS - CONTINUED
                     SHARES         VALUE (NOTE 1)
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc.:
 Class A, warrants 1/31/08 (a)  67,341 $ 16,835
 Class A  108,775  40,791
 Class B, warrants 1/31/08 (a)  21,602  5,401
Mothers Work (a)(f)  317,052  2,219,364
  2,282,391
GROCERY STORES - 0.3%
Meyer (Fred), Inc. (a)  186,114  7,909,845
TOTAL RETAIL & WHOLESALE   10,192,236
SERVICES - 1.2%
LEASING & RENTAL - 0.2%
Hollywood Entertainment Corp. (a)  307,600  4,171,825
PRINTING - 0.2%
Big Flower Holdings, Inc. (a)  221,000  6,630,000
SERVICES - 0.8%
Sunterra Resorts, Inc.   1,242,000  20,493,000
TOTAL SERVICES   31,294,825
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.4%
Concentric Network Corp.  100,000  3,031,250
Concentric Network Corp.
 warrants 12/15/07 (a)(g)  6,100  823,500
ICG Communications, Inc. (a)  200,000  7,312,500
  11,167,250
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Kitty Hawk, Inc. (a)  245,000  4,165,000
UTILITIES - 2.0%
CELLULAR - 0.7%
Cellnet Data Systems, Inc. (a)  42,500  411,719
CellNet Data Systems, Inc.
 warrants 10/1/07 (a)(g)  18,000  540,000
McCaw International Ltd.
 warrants 4/15/07 (a)(g)  42,305  211,525
Microcell Telecommunications, Inc.
 warrants 6/1/06 (a)(g)  103,480  1,999,234
Pagemart Wireless, Inc. Class A (a)  1,427,000  12,932,188
Powertel, Inc. warrants 2/1/06 (a)  56,448  522,144
Telesystem International Wireless, Inc.
 (sub-vtg.) (a)  72,600  1,409,709
  18,026,519
TELEPHONE SERVICES - 1.3%
GST Telecommunications, Inc. (a)  947,800  13,506,150
Hyperion Telecommunications, Inc.
 Class A  76,113  1,194,023
IXC Communications, Inc.   386,800  18,759,800
Optel Communications
 warrants 12/29/04 (a)(h)  2,559,515  759,408
  34,219,381
TOTAL UTILITIES   52,245,900
TOTAL COMMON STOCKS
 (Cost $151,146,835)   163,658,365
PREFERRED STOCKS - 17.9%
                     SHARES         VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 1.1%
ENERGY - 0.1%
OIL & GAS - 0.1%
Chesapeake Energy Corp. $3.50 (g)  63,700 $ 2,691,325
MEDIA & LEISURE - 0.2%
LODGING & GAMING - 0.2%
Host Marriott Financial Trust
 $3.375 QUIPS (g)  30,500  1,601,250
Host Marriott Financial Trust $3.375  35,000  1,837,500
  3,438,750
SERVICES - 0.2%
PRINTING - 0.2%
Big Flower Trust I $3.00 QUIPS (g)  87,500  5,353,906
UTILITIES - 0.6%
TELEPHONE SERVICES - 0.6%
IXC Communications, Inc. $3.375 (g)  348,900  16,594,556
TOTAL CONVERTIBLE PREFERRED STOCKS   28,078,537
NONCONVERTIBLE PREFERRED STOCKS - 16.9%
FINANCE - 0.7%
CREDIT & OTHER FINANCE - 0.3%
Fresenius Medical Care Capital Trust II
 7 7/8%  8,375  8,338,359
INSURANCE - 0.4%
American Annuity Group Capital Trust II
 8 3/4%  8,910  9,290,876
TOTAL FINANCE   17,629,235
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - 0.6%
Ampex Corp. 8% (a)(h)  1,589  1,235,114
Echostar Communications Corp.
 12 1/8%, pay-in-kind  12,618  13,879,800
  15,114,914
MEDIA & LEISURE - 6.4%
BROADCASTING - 6.1%
Adelphia Communications Corp. $13  43,500  5,220,000
American Radio Systems Corp.
 11 3/8%, pay-in-kind  133,856  15,493,832
CSC Holdings, Inc.:
 11 1/8% pay-in-kind  237,083  27,146,004
 Series H, 11 3/4% pay-in-kind  183,617  21,161,859
Chancellor Media Corp., Series A,
 $12.25  64,300  9,162,750
Citadel Broadcasting Co., Series B,
 13 1/4% pay-in-kind  55,960  6,603,280
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  8,416  9,846,720
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  61,942  68,833,048
  163,467,493
PUBLISHING - 0.3%
PRIMEDIA, Inc.:
 Series D, $10  5,400  567,000
 8 5/8%, 4/1/10  82,500  8,085,000
  8,652,000
TOTAL MEDIA & LEISURE   172,119,493


PREFERRED STOCKS - CONTINUED
                     SHARES         VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
NONDURABLES - 0.2%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 pay-in-kind 14%  16,284 $ 24,426
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 12%, pay-in-kind  235,820  5,895,500
TOTAL NONDURABLES   5,919,926
SERVICES - 0.3%
LEASING & RENTAL - 0.3%
Scaffold Services, Inc.
 14 1/2% (a)(g)  209,000  7,315,000
TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 1.2%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  26,775  31,594,500
COMPUTER SERVICES & SOFTWARE - 0.3%
Concentric Network Corp.
 13 1/2% (g)  9,030  9,007,425
TOTAL TECHNOLOGY   40,601,925
UTILITIES - 7.2%
CELLULAR - 2.1%
Nextel Communications, Inc.:
 Series D,13% pay-in-kind  28,070  30,736,650
 11 1/8% pay-in-kind (g)  24,172  24,897,160
  55,633,810
TELEPHONE SERVICES - 5.1%
e.spire Communications, Inc.:
 14 3/4% pay-in-kind  3,388  4,065,600
 $127.50 pay-in-kind  14,368  15,194,160
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  18,015  17,879,888
ICG Holdings, Inc.:
 14 1/4%, pay-in-kind  25,363  29,674,710   14%, pay-in-kind  5,600
6,496,000
IXC Communications, Inc.
 12 1/2% pay-in-kind  6,903  8,007,480
NEXTLINK Communications, Inc.
 14%, pay-in-kind  770,474  45,265,348
WinStar Communications, Inc.
 14 1/4%  7,810  9,293,900
  135,877,086
TOTAL UTILITIES   191,510,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS   450,211,389
TOTAL PREFERRED STOCKS
 (Cost $464,125,203)   478,289,926
CASH EQUIVALENTS - 4.1%
                   MATURITY          VALUE
                   AMOUNT            (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.66%, dated
 6/30/98 due 7/1/98 $ 108,291,023 $108,274,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,633,739,219)  $ 2,669,310,054
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
(a)Non-income producing
(b)Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(c)Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f)Transactions during the period with companies which are or were affiliates are as follows (see Note 9 of Notes to Financial Statements):
                 PURCHASE  SALES DIVIDEND VALUE
AFFILIATE        COST      COST  INCOME
Hat Brands, Inc. $ -       $ -   $ -      $ -
Mothers Work     388,699   -     -        2,219,364
TOTALS           $ 388,699 $ -   $ -      $ 2,219,364

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $718,821,843 or 26.6% of net assets.
(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
                         ACQUISITION ACQUISITION
                         DATE        COST
Ampex Corp. 8%           2/16/95     $ 834,225
Hat Brands, Inc.         2/22/94     $ 340,000
Optel Communications
15% 12/28/04             12/31/97    $ 11,240,640
Optel Communications
warrants                 12/31/97    $ 759,408
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,620,129,492 and $1,217,153,409, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $13,334 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa        0.0% BBB        0.6%
Ba         2.9% BB         4.8%
B         48.3% B         48.6%
Caa       13.9% CCC        8.3%
Ca, C      0.0% CC, C      0.0%
                D          0.0%
The percentage not rated by Moody's or S&P amounted to 6.9%. FMR has determined that unrated debt securities that are lower quality account for 6.9% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,633,777,644. Net unrealized appreciation aggregated $35,532,410, of which $2,669,430,994 related to appreciated investment securities and $2,633,898,584 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT                                                                    $ 2,669,310,054
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $108,274,000) (COST $2,633,739,219) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                             881

RECEIVABLE FOR INVESTMENTS SOLD                                                                  15,658,093

RECEIVABLE FOR FUND SHARES SOLD                                                                  2,490,902

DIVIDENDS RECEIVABLE                                                                             7,182,312

INTEREST RECEIVABLE                                                                              33,981,186

OTHER RECEIVABLES                                                                                409,716

 TOTAL ASSETS                                                                                    2,729,033,144

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                 $ 27,135,137

PAYABLE FOR FUND SHARES REDEEMED                                                   2,711,993

ACCRUED MANAGEMENT FEE                                                             1,309,301

DISTRIBUTION FEES PAYABLE                                                          5,378

OTHER PAYABLES AND                                                                 251,116
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                               31,412,925

NET ASSETS                                                                                      $ 2,697,620,219

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                 $ 2,503,154,762

UNDISTRIBUTED NET INVESTMENT INCOME                                                              108,867,466

ACCUMULATED UNDISTRIBUTED                                                                        50,027,156
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                        35,570,835

NET ASSETS                                                                                      $ 2,697,620,219

INITIAL CLASS:                                                                                   $12.63
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($2,622,932,381 (DIVIDED BY)
 207,615,971 SHARES)

SERVICE CLASS:                                                                                   $12.62
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($74,687,838 (DIVIDED BY) 5,915,965
 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 25,333,777
DIVIDENDS

INTEREST                                                                                      95,218,106

 TOTAL INCOME                                                                                 120,551,883

EXPENSES

MANAGEMENT FEE                                                                  $ 7,580,598

TRANSFER AGENT FEES                                                              894,432

DISTRIBUTION FEES - SERVICE CLASS                                                15,228

ACCOUNTING FEES AND EXPENSES                                                     408,966

NON-INTERESTED TRUSTEES' COMPENSATION                                            4,674

CUSTODIAN FEES AND EXPENSES                                                      30,372

REGISTRATION FEES                                                                8,633

AUDIT                                                                            28,239

LEGAL                                                                            16,695

MISCELLANEOUS                                                                    49,654

 TOTAL EXPENSES BEFORE REDUCTIONS                                                9,037,491

 EXPENSE REDUCTIONS                                                              (61,436)     8,976,055

NET INVESTMENT INCOME                                                                         111,575,828

REALIZED AND UNREALIZED GAIN (LOSS)                                                           50,821,870
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                 (44,014,060)

NET GAIN (LOSS)                                                                               6,807,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 118,383,638

OTHER INFORMATION                                                                            $ 50,987
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                                           10,449

                                                                                             $ 61,436


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                        SIX MONTHS ENDED  YEAR ENDED
                                                                                         JUNE 30, 1998     DECEMBER 31,
                                                                                         (UNAUDITED)       1997


OPERATIONS                                                                               $ 111,575,828    $ 172,037,074
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                50,821,870       112,724,876

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                     (44,014,060)     28,621,311

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           118,383,638      313,383,261

DISTRIBUTIONS TO SHAREHOLDERS                                                              (175,797,040)    (116,015,279)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                   (110,256,336)    (14,338,900)

 TOTAL DISTRIBUTIONS                                                                      (286,053,376)    (130,354,179)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                               532,855,013      560,584,056

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  365,185,275      743,613,138

NET ASSETS

 BEGINNING OF PERIOD                                                                       2,332,434,944    1,588,821,806

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $108,867,466 AND
$171,323,283,                                                                             $ 2,697,620,219  $ 2,332,434,944
RESPECTIVELY)




OTHER INFORMATION:
                                              SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES           DOLLARS     YEAR ENDED DECEMBER 31, 1997

                                                                      (UNAUDITED)             SHARES        DOLLARS

SHARE TRANSACTIONS                                            50,857,223    $ 656,742,654    99,919,218    $ 1,254,908,724
INITIAL CLASS
 SOLD

  REINVESTED                                                  22,841,446     282,777,102     11,056,288     130,354,179

  REDEEMED                                                    (37,626,101)   (479,079,051)   (66,317,508)   (827,580,626)

  NET INCREASE (DECREASE)                                     36,072,568    $ 460,440,705    44,657,998    $ 557,682,277

 SERVICE CLASS A                                              5,634,653     $ 71,596,912     215,034       $ 2,901,779
 SOLD

  REINVESTED                                                  80,565         997,399         -              -

  REDEEMED                                                    (14,287)       (180,003)       -              -

  NET INCREASE (DECREASE)                                     5,700,931     $ 72,414,308     215,034       $ 2,901,779

DISTRIBUTIONS

 INITIAL CLASS - NET INVESTMENT INCOME                                      $ 175,124,770                  $ 116,015,279

 INITIAL CLASS - NET REALIZED GAIN                                           109,868,812                    14,338,900

 TOTAL                                                                      $ 284,993,582                  $ 130,354,179

 SERVICE CLASS - NET INVESTMENT INCOME                                      $ 672,270                       -

 SERVICE CLASS - NET REALIZED GAIN                                           387,524                        -

 TOTAL                                                                      $ 1,059,794                    $ -

                                                                            $ 286,053,376                  $ 130,354,179

1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS



                                             SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

SELECTED PER-SHARE DATA                           (UNAUDITED)  1997         1996         1995         1994        1993

NET ASSET VALUE, BEGINNING OF PERIOD              $ 13.580     $ 12.520     $ 12.050     $ 10.750     $ 11.990   $ 10.820

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                             .551 D       1.124 D      .927         .856         .770       .728

 NET REALIZED AND UNREALIZED GAIN (LOSS)           .069         .936         .643         1.224        (.910)     1.332

 TOTAL FROM INVESTMENT OPERATIONS                  .620         2.060        1.570        2.080        (.140)     2.060

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (.960)       (.890)       (.920)       (.780)       (.730)     (.794)

 IN EXCESS OF NET INVESTMENT INCOME                -            -            -            -            -          (.036)

 FROM NET REALIZED GAIN                            (.610)       (.110)       (.180)       -            (.370)     (.060)

 TOTAL DISTRIBUTIONS                               (1.570)      (1.000)      (1.100)      (.780)       (1.100)    (.890)

NET ASSET VALUE, END OF PERIOD                    $ 12.630     $ 13.580     $ 12.520     $ 12.050     $ 10.750   $ 11.990

TOTAL RETURN B, C                                  4.80%        17.67%       14.03%       20.72%       (1.64)%    20.40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)           $ 2,622,932  $ 2,329,516  $ 1,588,822  $ 1,040,000  $ 569,417  $ 463,931

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .70% A       .71%         .71%         .71%         .71%       .64% F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                             8.68% A      8.88%        9.09%        9.32%        8.75%      8.69%

PORTFOLIO TURNOVER RATE                            100% A       118%         123%         132%         122%       155%

AVERAGE COMMISSION RATE H                         $ .0429      $ .0389      $ .0370





FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                                            JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                                     (UNAUDITED)       1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                                                              $ 13.570  $ 13.380

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                                            .546 D    .203 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                                          .074      (.013)

 TOTAL FROM INVESTMENT OPERATIONS                                                                 .620      .190

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                                       (.960)    -

 FROM NET REALIZED GAIN                                                                           (.610)    -

 TOTAL DISTRIBUTIONS                                                                              (1.570)   -

NET ASSET VALUE, END OF PERIOD                                                                    $ 12.620  $ 13.570

TOTAL RETURN B, C                                                                                 4.79%     1.42%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                                           $ 74,688  $ 2,919

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                                           .80% A    .81% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                                  .80% A    .80% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                              8.96% A   10.75% A

PORTFOLIO TURNOVER RATE                                                                           100% A    118%

AVERAGE COMMISSION RATE H                                                                         $ .0429   $ .0389

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL
RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER .
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                                      YEAR    YEARS   FUND

VIP II: ASSET MANAGER - "INITIAL CLASS"            18.57%  13.05%  13.11%

FIDELITY COMPOSITE                                 19.70%  13.60%  N/A

 S&P 500 (REGISTERED TRADEMARK)                    30.16%  23.08%  17.42%

 LB AGGREGATE BOND                                 10.54%  6.88%   8.78%

 LB 3 MONTH T-BILL                                 5.53%   5.12%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO FUNDS AVERAGE  18.12%  13.91%  N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.
You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II Asset Manager        FID Composite
S&P 500                     LB Aggregate Bond
             00156                       F0001
SP001                       LB001
  1989/09/30      10000.00                    10000.00
   10000.00                    10000.00
  1989/10/31      10020.02                    10057.70
    9768.00                    10246.00
  1989/11/30      10060.06                    10178.69
    9967.27                    10343.34
  1989/12/31      10091.09                    10277.43
   10206.48                    10371.26
  1990/01/31       9868.42                    10029.64
    9521.63                    10247.85
  1990/02/28       9969.64                    10094.03
    9644.46                    10280.64
  1990/03/31      10050.61                    10193.35
    9900.03                    10287.84
  1990/04/30       9919.03                    10098.66
    9652.53                    10193.19
  1990/05/31      10425.10                    10529.97
   10593.65                    10494.91
  1990/06/30      10506.07                    10595.89
   10521.62                    10663.87
  1990/07/31      10485.83                    10662.11
   10487.95                    10811.04
  1990/08/31      10141.70                    10332.65
    9539.84                    10666.17
  1990/09/30       9929.15                    10241.83
    9075.25                    10754.70
  1990/10/31       9979.76                    10314.96
    9036.22                    10891.28
  1990/11/30      10465.59                    10624.61
    9619.96                    11125.44
  1990/12/31      10769.23                    10802.47
    9888.36                    11299.00
  1991/01/31      11284.56                    11009.44
   10319.49                    11439.11
  1991/02/28      11726.26                    11285.45
   11057.34                    11536.34
  1991/03/31      11915.56                    11410.72
   11324.93                    11615.94
  1991/04/30      12094.35                    11486.94
   11352.11                    11741.39
  1991/05/31      12367.79                    11669.35
   11842.52                    11809.49
  1991/06/30      12146.94                    11518.12
   11300.13                    11803.59
  1991/07/31      12451.92                    11749.63
   11826.72                    11967.66
  1991/08/31      12704.33                    11959.83
   12107.01                    12226.16
  1991/09/30      12777.94                    12018.08
   11904.82                    12474.35
  1991/10/31      12862.08                    12126.84
   12064.35                    12612.82
  1991/11/30      12651.74                    12046.56
   11578.15                    12728.85
  1991/12/31      13198.62                    12642.99
   12902.69                    13106.90
  1992/01/31      13366.89                    12504.31
   12662.70                    12928.65
  1992/02/29      13626.47                    12583.84
   12827.32                    13012.68
  1992/03/31      13593.27                    12492.10
   12577.19                    12939.81
  1992/04/30      13792.52                    12648.75
   12946.96                    13032.98
  1992/05/31      13936.42                    12772.62
   13010.40                    13279.30
  1992/06/30      13925.35                    12778.88
   12816.54                    13462.56
  1992/07/31      14157.81                    13127.82
   13340.74                    13737.19
  1992/08/31      14113.53                    13077.17
   13067.25                    13875.94
  1992/09/30      14202.09                    13224.45
   13221.45                    14041.06
  1992/10/31      14224.22                    13162.82
   13267.72                    13854.32
  1992/11/30      14534.17                    13329.99
   13720.15                    13857.09
  1992/12/31      14744.49                    13487.52
   13888.91                    14077.42
  1993/01/31      15010.15                    13656.87
   14005.57                    14347.70
  1993/02/28      15150.92                    13847.00
   14196.05                    14598.79
  1993/03/31      15579.83                    13989.68
   14495.59                    14660.10
  1993/04/30      15672.57                    13904.65
   14144.79                    14762.72
  1993/05/31      15939.19                    14053.79
   14523.87                    14781.91
  1993/06/30      16066.70                    14203.33
   14565.99                    15049.47
  1993/07/31      16263.77                    14221.73
   14507.73                    15135.25
  1993/08/31      16739.04                    14571.76
   15057.57                    15400.11
  1993/09/30      16750.64                    14557.48
   14941.63                    15441.70
  1993/10/31      17202.73                    14707.13
   15250.92                    15498.83
  1993/11/30      17179.54                    14594.03
   15106.04                    15367.09
  1993/12/31      17875.07                    14696.31
   15288.82                    15450.07
  1994/01/31      18443.09                    14985.71
   15808.64                    15658.65
  1994/02/28      17857.33                    14699.72
   15380.23                    15386.19
  1994/03/31      17017.99                    14320.11
   14709.65                    15006.15
  1994/04/30      17030.15                    14356.11
   14897.93                    14886.10
  1994/05/31      17176.13                    14452.82
   15142.26                    14884.61
  1994/06/30      16847.69                    14310.02
   14771.27                    14851.86
  1994/07/31      17139.63                    14613.05
   15255.77                    15147.42
  1994/08/31      17541.06                    14864.31
   15881.26                    15165.59
  1994/09/30      17334.15                    14646.64
   15492.17                    14942.66
  1994/10/31      17419.36                    14787.36
   15840.74                    14929.21
  1994/11/30      17163.73                    14571.08
   15263.82                    14896.37
  1994/12/31      16786.37                    14708.25
   15490.18                    14999.15
  1995/01/31      16676.82                    14984.44
   15891.84                    15296.13
  1995/02/28      16946.97                    15360.16
   16511.15                    15660.18
  1995/03/31      17170.77                    15595.91
   16998.39                    15755.71
  1995/04/30      17444.31                    15876.83
   17498.99                    15976.29
  1995/05/31      17668.12                    16403.71
   18198.43                    16594.57
  1995/06/30      17817.32                    16624.93
   18621.18                    16715.71
  1995/07/31      18451.43                    16836.80
   19238.66                    16678.94
  1995/08/31      18675.24                    16948.46
   19286.95                    16880.75
  1995/09/30      18911.47                    17314.75
   20100.85                    17044.50
  1995/10/31      18662.80                    17413.45
   20029.09                    17266.07
  1995/11/30      19147.71                    17842.83
   20908.37                    17525.07
  1995/12/31      19632.62                    18102.59
   21311.07                    17770.42
  1996/01/31      20055.36                    18411.16
   22036.50                    17887.70
  1996/02/29      20001.35                    18343.08
   22240.77                    17576.46
  1996/03/31      20213.99                    18364.54
   22454.95                    17453.42
  1996/04/30      20426.62                    18441.71
   22785.94                    17355.68
  1996/05/31      20586.10                    18636.38
   23373.59                    17320.97
  1996/06/30      20772.16                    18775.74
   23462.64                    17553.07
  1996/07/31      20426.62                    18478.56
   22426.06                    17600.46
  1996/08/31      20466.49                    18636.07
   22899.03                    17570.54
  1996/09/30      21210.73                    19195.30
   24187.79                    17876.27
  1996/10/31      21755.62                    19593.26
   24854.88                    18273.12
  1996/11/30      22832.10                    20338.11
   26733.66                    18585.59
  1996/12/31      22499.85                    20111.10
   26204.07                    18412.75
  1997/01/31      23177.64                    20773.56
   27841.30                    18469.83
  1997/02/28      23377.96                    20883.87
   28059.58                    18516.00
  1997/03/31      22488.67                    20370.86
   26906.61                    18310.47
  1997/04/30      23257.38                    21111.13
   28512.93                    18585.13
  1997/05/31      24372.77                    21845.17
   30248.80                    18761.69
  1997/06/30      25020.90                    22446.35
   31603.95                    18984.95
  1997/07/31      26467.89                    23593.69
   34118.67                    19497.55
  1997/08/31      25744.40                    22863.47
   32207.35                    19331.82
  1997/09/30      26573.40                    23635.45
   33971.34                    19617.93
  1997/10/31      26136.29                    23387.99
   32836.70                    19902.39
  1997/11/30      26739.20                    23982.39
   34356.71                    19993.94
  1997/12/31      27146.17                    24295.48
   34946.61                    20195.88
  1998/01/31      27236.61                    24565.89
   35333.12                    20454.39
  1998/02/28      28462.90                    25452.97
   37881.35                    20438.02
  1998/03/31      29288.41                    26151.27
   39821.25                    20507.51
  1998/04/30      29254.02                    26348.97
   40221.85                    20614.15
  1998/05/31      29099.24                    26234.49
   39530.44                    20809.99
  1998/06/30      29666.77                    26867.79
   41136.17                    20986.87
IMATRL PRASUN   SHR__CHT 19980630 19980728 112308 R00000000000108
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By June 30, 1998, the value of the investment would have grown to $29,667 - a 196.67% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $41,136 over the same period - a 311.36% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,987 - a 109.87% increase.
You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (311.36%), Lehman Brothers Aggregate Bond Index (109.87%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (57.35%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,868 - a 168.68% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S
                       INVESTMENTS

WAL-MART STORES, INC.  1.9

HOME DEPOT, INC.       1.4

GENERAL ELECTRIC CO.   1.3

SCHERING-PLOUGH CO.    1.3

AT&T CORP.             1.3

TOP FIVE BOND ISSUERS AS OF JUNE 30, 1998
(WITH MATURITIES MORE THAN ONE YEAR)      % OF FUND'S
                                          INVESTMENTS

FANNIE MAE                                7.8

U.S. TREASURY OBLIGATIONS                 4.6

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  1.0

STATE OF ISRAEL                           0.5

FORD MOTOR CREDIT CO.                     0.4

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 10.3
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 57.2
STOCKS                 52.6%
BONDS                  39.2%
SHORT-TERM INVESTMENTS  8.2%
FOREIGN INVESTMENTS     3.8%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                          YEAR    YEARS   FUND

VIP II: ASSET MANAGER - SERVICE CLASS  18.24%  12.99%  13.08%

FIDELITY COMPOSITE                     19.70%  13.60%  N/A

 S&P 500 (REGISTERED TRADEMARK)        30.16%  23.08%  17.42%

 LB AGGREGATE BOND                     10.54%  6.88%   8.78%

 LB 3 MONTH T-BILL                     5.53%   5.12%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO    18.12%  13.91%  N/A
 FUNDS AVERAGE

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II Asset Manager-CL S   FID Composite
S&P 500                     LB Aggregate Bond
             00467                       F0001
SP001                       LB001
  1989/09/30      10000.00                    10000.00
   10000.00                    10000.00
  1989/10/31      10020.02                    10057.70
    9768.00                    10246.00
  1989/11/30      10060.06                    10178.69
    9967.27                    10343.34
  1989/12/31      10091.09                    10277.43
   10206.48                    10371.26
  1990/01/31       9868.42                    10029.64
    9521.63                    10247.85
  1990/02/28       9969.64                    10094.03
    9644.46                    10280.64
  1990/03/31      10050.61                    10193.35
    9900.03                    10287.84
  1990/04/30       9919.03                    10098.66
    9652.53                    10193.19
  1990/05/31      10425.10                    10529.97
   10593.65                    10494.91
  1990/06/30      10506.07                    10595.89
   10521.62                    10663.87
  1990/07/31      10485.83                    10662.11
   10487.95                    10811.04
  1990/08/31      10141.70                    10332.65
    9539.84                    10666.17
  1990/09/30       9929.15                    10241.83
    9075.25                    10754.70
  1990/10/31       9979.76                    10314.96
    9036.22                    10891.28
  1990/11/30      10465.59                    10624.61
    9619.96                    11125.44
  1990/12/31      10769.23                    10802.47
    9888.36                    11299.00
  1991/01/31      11284.56                    11009.44
   10319.49                    11439.11
  1991/02/28      11726.26                    11285.45
   11057.34                    11536.34
  1991/03/31      11915.56                    11410.72
   11324.93                    11615.94
  1991/04/30      12094.35                    11486.94
   11352.11                    11741.39
  1991/05/31      12367.79                    11669.35
   11842.52                    11809.49
  1991/06/30      12146.94                    11518.12
   11300.13                    11803.59
  1991/07/31      12451.92                    11749.63
   11826.72                    11967.66
  1991/08/31      12704.33                    11959.83
   12107.01                    12226.16
  1991/09/30      12777.94                    12018.08
   11904.82                    12474.35
  1991/10/31      12862.08                    12126.84
   12064.35                    12612.82
  1991/11/30      12651.74                    12046.56
   11578.15                    12728.85
  1991/12/31      13198.62                    12642.99
   12902.69                    13106.90
  1992/01/31      13366.89                    12504.31
   12662.70                    12928.65
  1992/02/29      13626.47                    12583.84
   12827.32                    13012.68
  1992/03/31      13593.27                    12492.10
   12577.19                    12939.81
  1992/04/30      13792.52                    12648.75
   12946.96                    13032.98
  1992/05/31      13936.42                    12772.62
   13010.40                    13279.30
  1992/06/30      13925.35                    12778.88
   12816.54                    13462.56
  1992/07/31      14157.81                    13127.82
   13340.74                    13737.19
  1992/08/31      14113.53                    13077.17
   13067.25                    13875.94
  1992/09/30      14202.09                    13224.45
   13221.45                    14041.06
  1992/10/31      14224.22                    13162.82
   13267.72                    13854.32
  1992/11/30      14534.17                    13329.99
   13720.15                    13857.09
  1992/12/31      14744.49                    13487.52
   13888.91                    14077.42
  1993/01/31      15010.15                    13656.87
   14005.57                    14347.70
  1993/02/28      15150.92                    13847.00
   14196.05                    14598.79
  1993/03/31      15579.83                    13989.68
   14495.59                    14660.10
  1993/04/30      15672.57                    13904.65
   14144.79                    14762.72
  1993/05/31      15939.19                    14053.79
   14523.87                    14781.91
  1993/06/30      16066.70                    14203.33
   14565.99                    15049.47
  1993/07/31      16263.77                    14221.73
   14507.73                    15135.25
  1993/08/31      16739.04                    14571.76
   15057.57                    15400.11
  1993/09/30      16750.64                    14557.48
   14941.63                    15441.70
  1993/10/31      17202.73                    14707.13
   15250.92                    15498.83
  1993/11/30      17179.54                    14594.03
   15106.04                    15367.09
  1993/12/31      17875.07                    14696.31
   15288.82                    15450.07
  1994/01/31      18443.09                    14985.71
   15808.64                    15658.65
  1994/02/28      17857.33                    14699.72
   15380.23                    15386.19
  1994/03/31      17017.99                    14320.11
   14709.65                    15006.15
  1994/04/30      17030.15                    14356.11
   14897.93                    14886.10
  1994/05/31      17176.13                    14452.82
   15142.26                    14884.61
  1994/06/30      16847.69                    14310.02
   14771.27                    14851.86
  1994/07/31      17139.63                    14613.05
   15255.77                    15147.42
  1994/08/31      17541.06                    14864.31
   15881.26                    15165.59
  1994/09/30      17334.15                    14646.64
   15492.17                    14942.66
  1994/10/31      17419.36                    14787.36
   15840.74                    14929.21
  1994/11/30      17163.73                    14571.08
   15263.82                    14896.37
  1994/12/31      16786.37                    14708.25
   15490.18                    14999.15
  1995/01/31      16676.82                    14984.44
   15891.84                    15296.13
  1995/02/28      16946.97                    15360.16
   16511.15                    15660.18
  1995/03/31      17170.77                    15595.91
   16998.39                    15755.71
  1995/04/30      17444.31                    15876.83
   17498.99                    15976.29
  1995/05/31      17668.12                    16403.71
   18198.43                    16594.57
  1995/06/30      17817.32                    16624.93
   18621.18                    16715.71
  1995/07/31      18451.43                    16836.80
   19238.66                    16678.94
  1995/08/31      18675.24                    16948.46
   19286.95                    16880.75
  1995/09/30      18911.47                    17314.75
   20100.85                    17044.50
  1995/10/31      18662.80                    17413.45
   20029.09                    17266.07
  1995/11/30      19147.71                    17842.83
   20908.37                    17525.07
  1995/12/31      19632.62                    18102.59
   21311.07                    17770.42
  1996/01/31      20055.36                    18411.16
   22036.50                    17887.70
  1996/02/29      20001.35                    18343.08
   22240.77                    17576.46
  1996/03/31      20213.99                    18364.54
   22454.95                    17453.42
  1996/04/30      20426.62                    18441.71
   22785.94                    17355.68
  1996/05/31      20586.10                    18636.38
   23373.59                    17320.97
  1996/06/30      20772.16                    18775.74
   23462.64                    17553.07
  1996/07/31      20426.62                    18478.56
   22426.06                    17600.46
  1996/08/31      20466.49                    18636.07
   22899.03                    17570.54
  1996/09/30      21210.73                    19195.30
   24187.79                    17876.27
  1996/10/31      21755.62                    19593.26
   24854.88                    18273.12
  1996/11/30      22832.10                    20338.11
   26733.66                    18585.59
  1996/12/31      22499.85                    20111.10
   26204.07                    18412.75
  1997/01/31      23177.64                    20773.56
   27841.30                    18469.83
  1997/02/28      23377.96                    20883.87
   28059.58                    18516.00
  1997/03/31      22488.67                    20370.86
   26906.61                    18310.47
  1997/04/30      23257.38                    21111.13
   28512.93                    18585.13
  1997/05/31      24372.77                    21845.17
   30248.80                    18761.69
  1997/06/30      25020.90                    22446.35
   31603.95                    18984.95
  1997/07/31      26467.89                    23593.69
   34118.67                    19497.55
  1997/08/31      25744.40                    22863.47
   32207.35                    19331.82
  1997/09/30      26573.40                    23635.45
   33971.34                    19617.93
  1997/10/31      26136.29                    23387.99
   32836.70                    19902.39
  1997/11/30      26724.13                    23982.39
   34356.71                    19993.94
  1997/12/31      27116.03                    24295.48
   34946.61                    20195.88
  1998/01/31      27206.46                    24565.89
   35333.12                    20454.39
  1998/02/28      28415.66                    25452.97
   37881.35                    20438.02
  1998/03/31      29206.89                    26151.27
   39821.25                    20507.51
  1998/04/30      29189.69                    26348.97
   40221.85                    20614.15
  1998/05/31      29034.89                    26234.49
   39530.44                    20809.99
  1998/06/30      29585.31                    26867.79
   41136.17                    20986.87
IMATRL PRASUN   SHR__CHT 19980630 19980728 111828 R00000000000108
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio - Service Class on September 30, 1989, shortly after the fund started. By June 30, 1998, the value of the investment would have grown to $29,585 - a 195.85% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $41,136 over the same period - a 311.36% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,987 - a 109.87% increase. You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (311.36%), Lehman Brothers Aggregate Bond Index (109.87%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (57.35%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,868 - a 168.68% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S
                       INVESTMENTS

WAL-MART STORES, INC.  1.9

HOME DEPOT, INC.       1.4

GENERAL ELECTRIC CO.   1.3

SCHERING-PLOUGH CO.    1.3

AT&T CORP.             1.3

TOP FIVE BOND ISSUERS AS OF JUNE 30, 1998
(WITH MATURITIES MORE THAN ONE YEAR)      % OF FUND'S
                                          INVESTMENTS

FANNIE MAE                                7.8

U.S. TREASURY OBLIGATIONS                 4.6

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  1.0

STATE OF ISRAEL                           0.5

FORD MOTOR CREDIT CO.                     0.4

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 10.3
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 57.2
STOCKS                52.6%
BONDS                 39.2%
SHORT-TERM INVESTMENTS 8.2%
FOREIGN INVESTMENTS    3.8%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Habermann, Portfolio Manager of Asset Manager Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?
A. For the six months that ended June 30, 1998, the fund lagged the 10.59% return of the Fidelity Asset Allocation Composite Index - which combines the performance of three indexes - by a small amount. The fund also slightly lagged the 19.70% return of the index for the 12 months that ended June 30, 1998.
Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?
A. While several factors influenced performance during the period, security selection among the fund's equity investments detracted from the fund's relative performance, albeit slightly. All in all, the fund's equity investments performed quite well. However, the strong performance of the stock market, as measured by such indexes as the Standard & Poor's 500, was driven by a very narrow group of stocks. Equity investments outside of that group generally didn't perform as well. This narrowness contributed to a slight performance shortfall for the fund's equity investments relative to the S&P 500. The fund's equity specialist, Steven Snider, targeted stocks with lower valuations but higher earnings-growth rates than the average of the S&P 500, but the tide was against him during this most recent six-month period. The fund's investments in Oracle within the technology sector hurt performance, as did industrial machinery stock Case. In the nondurables sector, tobacco stocks such as Philip Morris were hurt by uncertainty over the future of litigation and legislation. However, this tobacco position was reduced during the period.
Q. WHAT KIND OF MOVES DID YOU MAKE WITH THE FUND'S ASSET ALLOCATION?
A. I gradually reduced the fund's allocations to stocks and short-term/money market instruments, and increased its weighting in bonds. I wanted to position the fund to take advantage of the bond market rally we anticipated and saw during the period. Because of ongoing concerns related to the crises in Asia, foreign investors flocked to less-volatile bond investments in the U.S. in a "flight to quality." Over the past 15 years or so, when major crises such as Asia have arisen, financial assets in the U.S. have benefited. Part of that can be attributed to the more accommodating interest-rate stance central banks such as the Federal Reserve adopt at such times. Other factors also contributed to the positive backdrop for bonds, including low inflation, a strengthening dollar and a slowdown in corporate earnings.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT ITS PERFORMANCE?
A. It was a net positive. Over the course of the period, the fund's equity portion was overweighted, its bond portion increased and the short-term/money market allocation was underweighted, relative to its neutral mix, which calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term/money market instruments. Since equities outperformed the other asset classes, the overweighting in stocks helped the fund's performance. The increase in bonds helped as well, for the reasons I mentioned earlier, and because of the capital appreciation and additional income they offered when compared to shorter-term alternatives. At the close of the period, the fund held 52.6% in stocks, 39.2% in bonds and 8.2% in short-term/money market instruments.
Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?
A. Quite well. The investment-grade portion of the fund - which Charlie Morrison helps me manage - performed better than the index that measures that part of the market, the Lehman Brothers Aggregate Bond Index, due to Charlie's decision to overweight mortgage-backed and agency securities relative to the index. In addition, the high-yield portion of the fund - which Fred Hoff helps me manage - performed quite well, largely due to strong security selection in the telecommunications, cable and supermarket industries. Finally, the short-term/money market part of the fund outperformed its benchmark, as John Todd, who helps me look after short-term investments, obtained a return advantage relative to Treasuries by emphasizing high-quality corporate and bank-backed obligations.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Wal-Mart was the best contributor to performance, attracting investors with strong management that focused on growing earnings and revenues. Schering-Plough and Pfizer benefited, along with most pharmaceutical firms, from the ability to bring products to market faster because of streamlined approval processes, changes in regulations that allow them to market prescription drugs more aggressively and their ability to sustain earnings growth in an unpredictable economic environment.
Q. WHAT'S YOUR OUTLOOK?
A. Corporate earnings estimates for the rest of 1998 and 1999 appear to be generous, and the market has been severely punishing with companies that don't meet their earnings expectations. In this environment, security selection will continue to be critical, especially given the pressures caused by Asia, increased wages, tighter profit margins and already-high stock valuations. Offsetting these pressures are low inflation, a supportive bond market and favorable interest rates. Above and beyond making the right tactical moves regarding asset allocation, picking the right stocks will be crucial.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world.
START DATE: September 6, 1989
SIZE: as of June 30, 1998, more than $4.7 billion
MANAGER:  Richard Haberman, since 1996;
joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 49.8%
                           SHARES     VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
AlliedSignal, Inc.   503,700 $ 22,351,639
Sundstrand Corp.   184,600  10,568,350
United Technologies Corp.   321,700  29,757,250
  62,677,239
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  108,100  6,377,900
Northrop Grumman Corp.   113,400  11,694,375
  18,072,275
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  20,500  565,672
TOTAL AEROSPACE & DEFENSE   81,315,186
BASIC INDUSTRIES - 1.4%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   251,800  10,072,000
Dow Chemical Co.   295,800  28,600,163
Engelhard Corp.   125,900  2,549,475
FMC Corp. (a)   146,400  9,982,650
Millennium Chemicals, Inc.   269,600  9,132,700
  60,336,988
IRON & STEEL - 0.1%
USX-U.S. Steel Group  100,000  3,300,000
METALS & MINING - 0.1%
Aluminum Co. of America  101,400  6,686,063
TOTAL BASIC INDUSTRIES   70,323,051
CONSTRUCTION & REAL ESTATE - 1.0%
BUILDING MATERIALS - 0.3%
Coltec Industries, Inc. (a)  259,400  5,155,575
Mark IV Industries, Inc.   173,100  3,743,288
Texas Industries, Inc.   75,500  4,001,500
Vulcan Materials Co.   25,700  2,741,869
  15,642,232
CONSTRUCTION - 0.7%
Centex Corp.   151,400  5,715,350
D.R. Horton, Inc.   189,224  3,950,051
Fleetwood Enterprises, Inc.   351,981  14,079,240
Kaufman & Broad Home Corp.   260,500  8,270,875
U.S. Home Corp. (a)  19,700  812,625
  32,828,141
TOTAL CONSTRUCTION & REAL ESTATE   48,470,373
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Chrysler Corp.   253,600  14,296,700
Dana Corp.   80,300  4,296,050
Eaton Corp.   187,300  14,562,575
Ford Motor Co.   713,600  42,102,400
General Motors Corp.   812,890  54,311,213
Lear Corp. (a)  223,800  11,483,738
Superior Industries International, Inc.   211,800  5,970,113
  147,022,789
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.   94,900  4,739,069
Furniture Brands International, Inc. (a)  153,400  4,304,788
  9,043,857

                           SHARES     VALUE (NOTE 1)
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp. Class B (a)  8,445 $ 211,125
Burlington Industries, Inc. (a)  291,900  4,104,844
Liz Claiborne, Inc.   87,800  4,587,550
  8,903,519
TOTAL DURABLES   164,970,165
ENERGY - 1.4%
ENERGY SERVICES - 0.5%
BJ Services Co. (a)  134,500  3,908,906
McDermott International, Inc.   267,000  9,194,813
Western Atlas, Inc.   135,800  11,526,025
  24,629,744
OIL & GAS - 0.9%
British Petroleum PLC ADR  2,972  262,279
Coastal Corp. (The)  188,900  13,187,581
Royal Dutch Petroleum Co. Ord.   119,200  6,596,718
Sun Co., Inc.   175,000  6,792,188
Tosco Corp.   545,700  16,029,938
  42,868,704
TOTAL ENERGY   67,498,448
FINANCE - 11.4%
BANKS - 4.6%
Bank of New York Co., Inc.   167,900  10,189,431
BankAmerica Corp.   669,800  57,895,838
Bankers Trust New York Corp.   300,800  34,911,600
Chase Manhattan Corp.   674,800  50,947,400
Comerica, Inc.   71,400  4,730,250
Commerce Bancshares, Inc.   35,550  1,735,284
Mellon Bank Corp.   167,900  11,690,038
National City Corp.   157,800  11,203,800
NationsBank Corp.   144,100  11,023,650
Republic New York Corp.   245,200  15,432,275
SunTrust Banks, Inc.   236,500  19,230,406
  228,989,972
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund  114,100  1,026,900
CREDIT & OTHER FINANCE - 0.3%
Associates First Capital Corp.   199,341  15,324,339
FEDERAL SPONSORED CREDIT - 1.6%
Federal Home Loan Mortgage
 Corporation  509,800  23,992,463
Fannie Mae  947,390  57,553,943
  81,546,406
INSURANCE - 3.7%
Allmerica Financial Corp.   87,300  5,674,500
Allstate Corp.   560,200  51,293,313
CIGNA Corp.   637,600  43,994,400
Conseco, Inc.   798,900  37,348,575
Financial Security Assurance
 Holdings Ltd.   37,300  2,191,375
Hartford Financial Services Group, Inc.   118,000  13,496,250
ING Groep NV sponsored ADR  4,145  270,979
Lincoln National Corp.   73,800  6,743,475
MGIC Investment Corp.   127,400  7,269,763
Old Republic International Corp.   183,150  5,368,584
Orion Capital Corp.   40,800  2,279,700
Reliastar Financial Corp.   80,522  3,865,056
  179,795,970


COMMON STOCKS - CONTINUED
                           SHARES     VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.2%
Lehman Brothers Holdings, Inc.   534,500 $ 41,457,156
Travelers Group, Inc. (The)  299,900  18,181,438
  59,638,594
TOTAL FINANCE   566,322,181
HEALTH - 4.8%
DRUGS & PHARMACEUTICALS - 2.7%
Pfizer, Inc.   532,200  57,843,488
Schering-Plough Corp.   710,600  65,108,725
Warner-Lambert Co.   183,600  12,737,250
  135,689,463
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
Allegiance Corp.   13,180  675,475
Guidant Corp.   587,400  41,888,963
  42,564,438
MEDICAL FACILITIES MANAGEMENT - 1.2%
HEALTHSOUTH Corp. (a)  253,100  6,754,606
Lincare Holdings, Inc. (a)  200,000  8,412,500
United HealthCare Corp.   518,800  32,943,800
Wellpoint Health Networks, Inc. (a)  150,000  11,100,000
  59,210,906
TOTAL HEALTH   237,464,807
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   216,300  5,353,425
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 1.4%
General Electric Co.   732,700  66,675,700
General Instrument Corp.  188,900  5,135,719
  71,811,419
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Case Corp.   258,300  12,462,975
Caterpillar, Inc.   528,000  27,918,000
Dover Corp.   299,900  10,271,575
Ingersoll-Rand Co.   463,200  20,409,750
Tyco International Ltd.   59,300  3,735,900
  74,798,200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   146,609,619
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.1%
Loral Orion Networks Systems, Inc.
 warrants 1/15/07 (cv ratio .6) (a)  860  12,900
Loral Orion Networks Systems, Inc.
 warrants 1/15/17 (cv ratio .47) (a)  2,920  35,040
Tele-Communications, Inc. (TCI Ventures
 Group), Series A, (a)  260,712  5,230,535
  5,278,475
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   167,900  4,155,525
LODGING & GAMING - 0.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  38,400  24,000
Fitzgeralds South, Inc.
 warrants 3/15/99 (a) (g)  420  0
  24,000

                           SHARES     VALUE (NOTE 1)
PUBLISHING - 1.2%
Cognizant Corp.   84,200 $ 5,304,600
Gannett Co., Inc.   324,500  23,059,781
Knight-Ridder, Inc.   128,700  7,086,544
New York Times Co. (The) Class A  109,600  8,685,800
Tribune Co.   159,300  10,961,831
World Color Press, Inc. (a)  68,100  2,383,500
  57,482,056
RESTAURANTS - 0.0%
Brinker International, Inc. (a)  93,800  1,805,650
TOTAL MEDIA & LEISURE   68,745,706
NONDURABLES - 2.9%
BEVERAGES - 0.3%
Canadaigua Wine Co. Class A (a)  51,600  2,538,075
Coors (Adolph) Co. Class B  106,800  3,631,200
PepsiCo, Inc.   159,400  6,565,288
  12,734,563
FOODS - 1.3%
Dean Foods Co.   116,200  6,383,738
Flowers Industries, Inc.   170,300  3,480,506
Heinz (H.J.) Co.   600,000  33,675,000
Quaker Oats Co.   202,400  11,119,350
Smithfield Foods, Inc. (a)  145,300  4,431,650
Suiza Foods Corp. (a)  77,400  4,619,813
  63,710,057
HOUSEHOLD PRODUCTS - 0.0%
Nu Skin Asia Pacific, Inc. Class A (a)  61,300  1,195,350
Premark International, Inc.   34,500  1,112,625
  2,307,975
TOBACCO - 1.3%
Philip Morris Companies, Inc.   1,108,500  43,647,188
RJR Nabisco Holdings Corp.   807,630  19,181,213
Universal Corp.   68,900  2,575,138
  65,403,539
TOTAL NONDURABLES   144,156,134
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.4%
Gap, Inc.   114,900  7,080,713
Lamonts Apparel, Inc. warrants (a):
 Class A 1/31/08  86,171  21,543
 Class B 1/31/08  27,387  6,847
Lamonts Apparel, Inc. Class A  138,678  52,004
TJX Companies, Inc.   520,000  12,545,000
  19,706,107
GENERAL MERCHANDISE STORES - 2.3%
Federated Department Stores, Inc. (a)  311,300  16,751,831
Wal-Mart Stores, Inc.   1,559,700  94,751,775
  111,503,606
GROCERY STORES - 0.3%
Safeway, Inc. (a)  408,000  16,600,500
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Best Buy Co., Inc.   151,100  5,458,488
Home Depot, Inc.   830,100  68,950,181
Lowe's Companies, Inc.   298,600  12,111,963
Office Depot, Inc. (a)  127,400  4,021,063
Pier 1 Imports, Inc.   358,400  8,556,800
Tandy Corp.   504,600  26,775,338
  125,873,833
TOTAL RETAIL & WHOLESALE   273,684,046


COMMON STOCKS - CONTINUED
                           SHARES     VALUE (NOTE 1)
SERVICES - 0.3%
ADVERTISING - 0.2%
Omnicom Group, Inc.   203,600 $ 10,154,550
PRINTING - 0.1%
Donnelley (R.R.) & Sons Co.   24,800  1,134,600
Valassis Communications, Inc. (a)  149,600  5,768,950
  6,903,550
TOTAL SERVICES   17,058,100
TECHNOLOGY - 4.7%
COMMUNICATIONS EQUIPMENT - 1.3%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)(g)  1,410  183,300
Lucent Technologies, Inc.   623,000  51,825,813
Tellabs, Inc. (a)  191,300  13,701,863
  65,710,976
COMPUTER SERVICES & SOFTWARE - 1.7%
HBO & Co.   733,800  25,866,450
Microsoft Corp. (a)  195,000  21,133,125
Oracle Corp. (a)  1,559,900  38,315,044
  85,314,619
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Ingram Micro, Inc. Class A (a)  25,600  1,132,800
International Business Machines Corp.   309,700  35,557,431
SCI Systems, Inc. (a)  587,100  22,089,638
Xerox Corp.   101,400  10,304,775
  69,084,644
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp.   169,600  5,798,200
ELECTRONICS - 0.2%
Molex, Inc.   98,625  2,305,359
Thomas & Betts Corp.   165,400  8,145,950
  10,451,309
TOTAL TECHNOLOGY   236,359,748
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 1.9%
AMR Corp. (a)   647,600  53,912,700
Comair Holdings, Inc.   195,100  6,023,713
Southwest Airlines Co.   796,100  23,584,463
US Airways Group, Inc. (a)  84,500  6,696,625
Viad Corp.   131,300  3,643,575
  93,861,076
TRUCKING & FREIGHT - 0.3%
Airborne Freight Corp.   335,400  11,718,038
CNF Transportation, Inc.   65,200  2,771,000
  14,489,038
TOTAL TRANSPORTATION   108,350,114
UTILITIES - 4.8%
CELLULAR - 0.0%
McCaw International Ltd.
 warrants 4/15/07 (a)(g)  8,150  40,750
ELECTRIC UTILITY - 1.2%
Edison International  270,500  7,996,656
Energy East Corp.   194,400  8,091,900
FPL Group, Inc.   148,100  9,330,300
FirstEnergy Corp.   212,200  6,525,150
GPU, Inc.   212,300  8,027,594
Houston Industries, Inc.   377,800  11,664,575
Public Service Enterprise Group, Inc.   170,100  5,857,819
  57,493,994

                           SHARES     VALUE (NOTE 1)
GAS - 0.1%
MarketSpan Corp.   143,176 $ 4,286,332
TELEPHONE SERVICES - 3.5%
AT&T Corp.   1,128,900  64,488,413
Ameritech Corp.   643,900  28,895,013
BellSouth Corp.   449,800  30,192,825
GTE Corp.   150,000  8,343,750
SBC Communications, Inc.   400,000  16,000,000
U.S. WEST, Inc.   544,800  25,605,600
  173,525,601
TOTAL UTILITIES   235,346,677
TOTAL COMMON STOCKS
 (Cost $1,965,290,035)   2,472,027,780
NONCONVERTIBLE PREFERRED STOCKS - 1.5%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital Corp.
 9 1/8%   231,349  6,275,342
Crown America Realty Trust,
 Series A, 11%  13,858  743,135
Walden Residential Properties, Inc.
 9.20%  49,000  1,237,250
  8,255,727
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
Fresenius Medical Care Capital Trust II
 7 7/8%  1,053  1,048,393
INSURANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  1,490  1,553,693
SIG Capital Trust I 9 1/2%  1,564  1,668,289
  3,221,982
TOTAL FINANCE   4,270,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, 12/1/04 pay-in-kind  2,062  2,268,200
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. $13  11,243  1,349,160
American Radio Systems Corp.
 11 3/8%, pay-in-kind  27,126  3,139,835
CSC Holdings, Inc. 11 1/8% pay-in-kind  77,083  8,826,004
Chancellor Media Corp., Series A,
 $12.25  11,863  1,690,478
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  2,197  2,570,490
SFX Broadcasting, Inc. 12 5/8%  26,167  2,930,704
Sinclair Capital 11 5/8%  28,380  3,079,230
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  9,594  10,661,333
  34,247,234
PUBLISHING - 0.1%
PRIMEDIA, Inc., Series D, $10  31,050  3,260,250
Primedia, Inc. $9.20  21,782  2,221,764
  5,482,014
TOTAL MEDIA & LEISURE   39,729,248


NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
                           SHARES     VALUE (NOTE 1)
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 $3.52, pay-in-kind (a)  20,000 $ 615,000
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  1,646  1,942,280
UTILITIES - 0.3%
CELLULAR - 0.1%
Nextel Communications, Inc.
 11 1/8% pay-in-kind (g)  8,034  8,275,020
TELEPHONE SERVICES - 0.2%
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  2,124  2,108,070
IXC Communications, Inc.
 12 1/2%, pay-in-kind  1,566  1,816,560
NEXTLINK Communications, Inc.
 14%, pay-in-kind  58,447  3,433,761
WinStar Communications, Inc.
 14 1/4%  1,201  1,429,190
  8,787,581
TOTAL UTILITIES   17,062,601
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $69,356,669)   74,143,431
CORPORATE BONDS - 20.6%
                                 MOODY'S       PRINCIPAL
                                 RATINGS (D)   AMOUNT
CONVERTIBLE BONDS - 0.1%
HEALTH - 0.0%
DRUGS & PHARMACEUTICALS - 0.0%
Integrated Process Equipment Corp.
 6 1/4%, 9/15/04 (g) B- $ 1,370,000  1,027,500
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp.
 6%, 12/1/05 B1  750,000  644,063
TOTAL HEALTH   1,671,563
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Sports Authority, Inc.
 5 1/4%, 9/15/01 B1  1,310,000  1,264,150
TOTAL CONVERTIBLE BONDS   2,935,713
NONCONVERTIBLE BONDS - 20.5%
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.:
 5.95%, 3/15/01 Baa  4,500,000  4,483,260
 6.45%, 8/15/04 Baa  5,940,000  5,998,925
Tracor, Inc. 8 1/2%, 3/1/07  B1  1,170,000  1,272,375
  11,754,560
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  3,830,000  4,078,950
TOTAL AEROSPACE & DEFENSE   15,833,510

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.2%
General Chemical Corp.
 9 1/4%, 8/15/03 B2 $ 1,320,000 $ 1,353,000
Huntsman Corp.
 9 1/2%, 7/1/07 (g) B2  2,100,000  2,110,500
Moll Industries
 10 1/2%, 7/1/08 (g) B3  270,000  275,400
PraxAir, Inc.
 6 5/8%, 10/15/07 A3  3,610,000  3,691,947
  7,430,847
PACKAGING & CONTAINERS - 0.3%
BWAY Corp., Series B,
 10 1/4%, 4/15/07 B2  1,120,000  1,213,800
Owens Illinois, Inc.:
 7.15%, 5/15/05 Ba1  8,430,000  8,465,305
 7.80%, 5/15/18 Ba1  4,350,000  4,451,429
  14,130,534
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  1,280,000  1,280,000
TOTAL BASIC INDUSTRIES   22,841,381
CONSTRUCTION & REAL ESTATE - 0.3%
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07  B1  1,660,000  1,697,350
REAL ESTATE - 0.1%
LNR Property Corp.
 9 3/8%, 3/15/08 (g) B1  2,680,000  2,673,300
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Centerpoint Properties Trust
 6 3/4%, 4/1/05 Baa  1,590,000  1,592,735
EOP Operating LP (g):
 6 3/8%, 2/15/03 Baa  3,600,000  3,584,700
 6 3/4%, 2/15/08 Baa  1,230,000  1,228,487
Weeks Realty LP
 6 7/8%, 3/15/05 Baa  2,950,000  2,931,563
  9,337,485
TOTAL CONSTRUCTION & REAL ESTATE   13,708,135
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  1,185,000  1,291,650
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (g) B3  4,560,000  4,457,400
Federal-Mogul Corp.
 7 7/8%, 7/1/10 Ba2  4,290,000  4,306,088
Oshkosh Truck Corp.
 8 3/4%, 3/1/08 B3  2,010,000  2,030,100
  12,085,238
CONSUMER DURABLES - 0.1%
Corning Consumer Products Co.
 9 5/8%, 5/1/08 (g) B3  3,590,000  3,581,025
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
 7%, 11/1/06 (g) Baa  7,700,000  7,786,625

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Nine West Group, Inc.
 9%, 8/15/07 (g) Ba3 $ 1,660,000 $ 1,626,800
Unifi, Inc. 6 1/2%, 2/1/08 A3  2,940,000  2,906,778
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (g) Ba3  2,770,000  2,780,388
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  3,160,000  3,160,000
  18,260,591
TOTAL DURABLES   33,926,854
ENERGY - 0.5%
COAL - 0.1%
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (g) B2  2,640,000  2,712,600
ENERGY SERVICES - 0.0%
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (g) B3  1,770,000  1,677,075
OIL & GAS - 0.4%
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (g) B1  2,240,000  2,245,600
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa  2,700,000  2,932,983
 6.39%, 11/9/00 Baa  1,000,000  1,008,160
 8 1/2%, 11/9/01 Baa  1,251,000  1,342,336
Oryx Energy Co.:
 8%, 10/15/03 Ba1  1,670,000  1,758,744
 8 3/8%, 7/15/04 Ba1  1,770,000  1,908,290
Petroleum Geo-Services ASA
 7 1/8%, 3/30/28 Baa  3,900,000  3,946,956
USX-Marathon Group
 6.85%, 3/1/08 Baa  3,110,000  3,131,335
  18,274,404
TOTAL ENERGY   22,664,079
FINANCE - 7.2%
ASSET-BACKED SECURITIES - 2.2%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  5,040,000  5,531,400
BankAmerica Manufacturing
 Housing Center Trust V
 6.20%, 4/10/09 Aaa  3,730,000  3,732,331
CPS Auto Grantor Trust:
 6%, 8/15/03 Aaa  5,719,476  5,714,114   6.55%, 12/15/02 Aaa
2,284,351  2,301,841
 6.9%, 11/15/03 Aaa  3,325,282  3,325,802
CSXT Receivables Master Trust
 6%, 7/25/04 Aaa  4,600,000  4,610,781
Capital Equipment Receivables
 Trust 6.48%, 10/15/06  Baa  2,950,000  2,950,620
Chase Manhattan Auto Owner
 Trust 5.85%, 5/15/03 Aaa  4,620,000  4,622,166
Chevy Chase Auto Receivable
 Trust 5.91%, 12/15/04  Aaa  2,640,000  2,636,304
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12 Aaa  4,790,000  4,794,455

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
Dayton Hudson Credit Card
 Master Trust
  6 1/4%, 8/25/05 Aaa $ 4,800,000 $ 4,832,784
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  3,120,000  3,148,018
 6.20%, 12/15/02 Baa  2,680,000  2,675,310
 6.40%, 12/15/02 Baa  1,480,000  1,479,142
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  1,760,158  1,763,449
 6.80%, 6/15/27 Aaa  1,900,000  1,919,589
 6.45%, 9/15/28 Aaa  3,640,000  3,667,300
 6.68%, 1/15/29 AAA  6,680,000  6,773,921
Key Plastics, Inc. 10 1/4%,
 3/15/07 A2  3,730,000  3,742,239
MBNA Master Credit Card Trust II
 Class A 6.55%, 1/15/07  Aaa  9,440,000  9,755,485
Olympic Automobile Receivables Trust:
 6.4%, , 9/15/01 Aaa  4,550,000  4,544,911
 6.70%, 3/15/02  Aaa  2,150,000  2,177,465
Petroleum Enhanced Trust
 Receivables Offering Petroleum
 Trust 6.1875%, 2/5/03 (g) Baa  3,498,276  3,498,276
Premier Auto Trust:
 6%, 5/6/00  Aaa  1,628,416  1,629,930  6.34%, 1/6/03  Aaa  7,310,000
7,376,229
UAF Auto Grantor Trust:
 6.10%, 1/15/03 (g) Aaa  5,156,377  5,158,542
WFS Financial Owner Trust
 6.55%, 10/20/04 Aaa  4,430,000  4,450,356
  108,812,760
BANKS - 1.4%
BanPonce Financial Corp.
 7.72%, 4/13/00 A3  2,000,000  2,050,820
BanPonce Corp.
 6.665%, 3/5/01 A3  4,450,000  4,504,379
Barclays Bank PLC yankee
 5.95%, 7/15/01 A1  9,250,000  9,231,500
Capital One Bank:
 6.42%, 11/12/99 Baa  4,900,000  4,914,210
 8 1/8%, 3/1/00 Baa  5,500,000  5,660,875
 6 3/8%, 2/15/03 Baa  3,570,000  3,566,609
Citicorp 5 5/8%, 2/15/01 Aa3  3,050,000  3,019,561
Den Danske Bank 6.375%,
 6/15/08(g) (h) A1  8,340,000  8,240,921
Fleet Credit Card LLC
 6.45%, 10/30/00 A1  2,300,000  2,326,335
Fleet/Norstar Financial
 Group, Inc. 9.9%, 6/15/01 A3  2,400,000  2,635,896
Huntington National Bank
 5 7/8%, 1/15/01 A1  2,560,000  2,548,173
NB Capital Trust IV
 8 1/4%, 4/15/27 Aa3  2,650,000  2,959,653
NationsBank NA
 5.92%, 6/8/01 Aa2  6,850,000  6,847,877
Provident Bank (Cincinnati, Ohio)
 6 1/8%, 12/15/00 A3  1,740,000  1,741,340
Providian National Bank
 6.70%, 3/15/03 Baa  3,060,000  3,093,660

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Signet Banking Corp.
 9 5/8%, 6/1/99 A2 $ 790,000 $ 814,285
Summit Bancorp.
 8 5/8%, 12/10/02 BBB  1,730,000  1,886,115
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,568,145
  69,610,354
CREDIT & OTHER FINANCE - 2.7%
AT&T Capital Corp.:
 6.41%, 8/13/99 Baa  7,500,000  7,527,975
 6.16%, 12/3/99 Baa  2,750,000  2,752,998
 6 1/4%, 5/15/01 Baa  5,200,000  5,205,928
Ahmanson Capital Trust I
 8.36%, 12/1/26 (g) Baa  4,250,000  4,776,703
Associates Corp. of North
 America 6%, 4/15/03 Aa3  4,000,000  3,979,840
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  950,000  1,018,904
BankAmerica Capital II,
 Series 2, 8%, 12/15/26 Aa3  2,980,000  3,238,694
Bankers Trust Co.
 5.66%, 7/21/98 (h) -  11,000,000  10,997,799
BanPonce Trust I
 8.327%, 2/1/27 (g) A3  6,450,000  7,014,956
Countrywide Funding Corp.
 6.45%, 2/27/03 A3  3,950,000  3,981,719
U.S. Bancorp
 8.09%, 11/15/26 A1  2,980,000  3,205,526
Finova Capital Corp.:
 6.44%, 11/6/01 Baa  5,500,000  5,577,385
 6.12%, 5/28/02 Baa  2,000,000  2,008,820
First Security Capital I
 8.41%, 12/15/26 A3  1,690,000  1,896,839
Ford Motor Credit Co.:
 global 7%, 9/25/01 A1  12,500,000  12,812,750
 5.73%, 2/23/00 A1  3,250,000  3,240,900
 5.68%, 2/15/01 A1  5,000,000  4,959,500
 6.57%, 3/19/01 A1  700,000  709,296
GST Network Funding, Inc.
 0%, 5/1/08 (e)(g) -  2,010,000  1,211,025
General Electric Capital Corp.
 6.94%, 4/13/09 (f) Aaa  7,000,000  7,049,770
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  7,990,000  8,150,200
Heller Financial, Inc.:
 7 7/8%, 11/1/99 A3  5,050,000  5,157,919
 6 1/4%, 3/1/01 A3  4,940,000  4,944,594
Iridium Operating LLC/Iridium
 Capital Corp. 10 7/8%,
 7/15/05 B3  3,910,000  3,880,675
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  3,600,000  3,813,048
La Petite Academy, Inc.
 10%, 5/15/08 (g) B3  2,850,000  2,878,500
Mellon Capital I, Series A,
 7.72%, 12/1/26 A2  2,000,000  2,131,760

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
Money Store, Inc.
 7.30%, 12/1/02 Ba2 $ 2,550,000 $ 2,656,781
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  3,500,000  3,656,415
PNC Funding Corp.
 6 7/8%, 3/1/03 A3  2,020,000  2,066,844
UNICCO Service Co./UNICCO
 Finance Corp. 9 7/8%,
 10/15/07 B3  1,930,000  1,944,475
  134,448,538
SAVINGS & LOANS - 0.4%
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  1,560,000  1,583,400
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  3,530,000  4,015,375
Great West Financial Trust II
 8.206%, 2/1/27 A3  3,780,000  4,128,818
Great Western Financial Corp.
 8.6% 2/1/02 A3  2,000,000  2,137,920
Home Savings of America
 Irwindale Calif. FSB
 6 1/2%, 8/15/04 A3  2,830,000  2,854,734
Long Island Savings Bank
 6.20%, 4/2/01 Baa  3,770,000  3,774,675
Long Island Savings Bank FSB
 Melville NY 7%, 6/13/02 Baa  3,400,000  3,502,340
  21,997,262
SECURITIES INDUSTRY - 0.5%
Amvescap PLC
 6 3/8%, 5/15/03 (g) A3  2,200,000  2,206,490
Merrill Lynch & Co., Inc.
 5.5984%, 7/28/98 -  10,500,000  10,500,000
Morgan Stanley, Dean Witter,
 Discover & Co. 5.67%,
 1/15/99 (h) A+  10,500,000  10,500,000
  23,206,490
TOTAL FINANCE   358,075,404
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 B3  2,410,000  2,169,000
McKesson Corp.
 6.60%, 3/1/00  A3  4,570,000  4,606,469
  6,775,469
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fountain View, Inc.
 11 1/4%, 4/15/08 (g) Caa1  1,640,000  1,668,700
Integrated Health Services, Inc.,
 Series A, 9 1/4%, 1/15/08 B2  4,080,000  4,233,000
Magellan Health Services, Inc.
 9%, 2/15/08 (g) B3  2,420,000  2,395,800
Tenet Healthcare Corp.:
 8 5/8%, 1/15/07 Ba3  3,720,000  3,840,900
 8 1/8%, 12/1/08 (g) Ba3  1,300,000  1,306,500
  13,444,900
TOTAL HEALTH   20,220,369

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1 $ 6,610,000 $ 7,019,093
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (e) B2  2,140,000  2,083,825
Motors & Gears, Inc., Series D,
 10 3/4%, 11/15/06 B3  430,000  455,800
  2,539,625
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 B1  3,600,000  3,456,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  800,000  820,000
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (e) (g) -  3,550,000  2,236,500
Thermadyne Manufacturing LLC
 9 7/8%, 6/1/08 (g) B3  1,750,000  1,763,125
Tyco International Group SA yankee:
 6 1/8%, 6/15/01 Baa  6,860,000  6,865,625
 6 3/8%, 6/15/05 Baa  4,570,000  4,581,608
  19,722,858
POLLUTION CONTROL - 0.2%
Allied Waste North America
 10 1/4%, 12/1/06 B2  1,990,000  2,184,025
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  870,000  859,125
WMX Technologies, Inc.:
 8 1/4%, 11/15/99 Baa  1,320,000  1,353,964
 6 1/4%, 10/15/00 Baa  2,100,000  2,103,192
 7.10%, 8/1/26 Baa  4,610,000  4,797,166
  11,297,472
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   33,559,955
MEDIA & LEISURE - 4.4%
BROADCASTING - 3.1%
ACME Television LLC/ACME
 Financial Corp. 0%,
 9/30/04 (e) B3  1,740,000  1,431,150
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  6,111,175  6,208,220
 9 7/8%, 3/1/07 B2  4,280,000  4,633,100
Albritton Communications Co.
 8 7/8%, 2/1/08 B3  1,450,000  1,566,000
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (e) B3  1,990,000  1,273,600
CSC Holdings, Inc.:
 9 1/4%, 11/1/05 B1  1,370,000  1,465,900
 9 7/8%, 5/15/06 B1  1,140,000  1,242,600
 10 1/2%, 5/15/16 B1  1,850,000  2,155,250
Century Communications Corp.:
 8 3/4%, 10/1/07 Ba3  1,170,000  1,234,350
 0%, 1/15/08 Ba3  10,760,000  4,882,350
Clear Channel Communications,
 Inc. 6 7/8%, 6/15/18 Baa  3,450,000  3,456,555

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 B2 $ 2,420,000 $ 2,002,550
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa  2,790,000  3,061,969
 8.30%, 5/15/06 Baa  2,145,000  2,381,594
 9%, 9/1/08 Baa  3,090,000  3,633,438
Diamond Cable Communications
 PLC yankee 0%,
 12/15/05 (e) Caa  310,000  255,750
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (e) B3  1,030,000  945,025
Falcon Holding Group LP/Falcon
 Funding (g):
 8 3/8%, 4/15/10 B2  2,540,000  2,559,050
 0%, 4/15/10 (e) B2  6,300,000  4,079,250
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (e) B1  2,220,000  1,542,900
FrontierVision Operating
 Partners LP/Frontiervision
 Capital Corp.:
 11%, 10/15/06 B3  3,980,000  4,387,950
 0%, 9/15/07 (e) Caa  3,800,000  2,935,500
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  860,000  911,600
 9 3/8%, 12/1/05 B3  2,955,000  3,043,650
 8 7/8%, 5/15/08 (g) B3  2,535,000  2,573,025
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa  3,710,000  3,952,040
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 B2  1,362,000  1,539,060
International Cabletel, Inc. 0%,
 2/1/06 (e) B3  1,850,000  1,503,125
Lenfest Communications, Inc.
 8 1/4%, 2/15/08 (g) B2  1,300,000  1,358,500
LIN Holdings Corp. 0%,
 3/1/08 (e) (g) B3  340,000  229,500
NTL, Inc.:
 10%, 2/15/07 B3  2,090,000  2,231,075
 0%, 4/1/08 (e) (g) B3  8,075,000  5,248,750
Olympus Communications
 LP/Olympus Capital Corp:
 10 5/8%, 11/15/06 B1  1,160,000  1,281,800
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  680,000  751,400
 0%, 1/15/07 (e) B2  1,630,000  1,230,650
Pegasus Communications Corp.,
 Series B, 9 5/8%, 10/15/05 B3  945,000  970,988
Renaissance Media Group
 0%, 4/15/08 (e) (g) B3  2,470,000  1,537,575
Rogers Cablesystems Ltd.
 yankee 11%, 12/1/15 B2  1,800,000  2,083,500
Satelites Mexicanos SA de CV
 10 1/8%, 11/1/04 (g) B3  3,380,000  3,261,700
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2  2,540,000  2,613,025

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
TCI Communications, Inc.:
 6.46%, 3/6/00 Baa $ 6,570,000 $ 6,628,999
 Financing III 9.65%, 3/31/27 Ba2  4,830,000  5,844,300
 6 7/8%, 2/15/06 Baa  4,550,000  4,693,553
 7 1/8%, 2/15/28 Baa  4,170,000  4,353,480
Tele Communications, Inc.
 9 1/4%, 4/15/02 Baa  3,000,000  3,306,960
Telemundo Group, Inc.
 7.0%, 2/15/06 (f) B1  4,170,000  4,493,175
Telewest PLC:
 yankee 9 5/8%, 10/1/06 B1  560,000  586,600
 0%, 10/1/07 (e) B1  6,290,000  5,197,113
Time Warner, Inc.:
 7.95%, 2/1/00 Baa  3,965,000  4,074,275
 7 3/4%, 6/15/05 Baa  2,150,000  2,307,509
 8.18%, 8/15/07 Baa  5,250,000  5,850,023
 6 7/8%, 6/15/18 Baa  4,570,000  4,587,823
UIH Australia/Pacific, Inc.,
 Series B, 0%, 5/15/06 (e) B2  5,950,000  3,510,500
United International Holdings, Inc.
 0%, 2/15/08 (e) B3  6,840,000  4,172,400
  153,261,724
ENTERTAINMENT - 0.7%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  4,050,000  4,029,750
American Skiing Co.
 12%, 7/15/06 B3  2,600,000  2,912,000
Bally Total Fitness Holding Corp.,
 Series B, 9 7/8%, 10/15/07 B3  3,390,000  3,491,700
Cinemark USA, Inc.
 8 1/2%, 8/1/08 (Reg. S) B2  2,735,000  2,673,463
Livent, Inc. 9 3/8%, 10/15/04 B1  1,780,000  1,784,450
Paramount Communications, Inc.
 7 1/2%, 1/15/02 Ba2  1,785,000  1,833,213
Premier Parks, Inc. 0%, 4/1/08 B3  1,990,000  1,320,863
United Artists Theatre Co.
 9 3/4%, 4/15/08 (g) Caa  4,420,000  4,408,950
Viacom, Inc.:
 6 3/4%, 1/15/03 Ba2  7,485,000  7,559,775
 7 3/4%, 6/1/05 Ba2  6,480,000  6,904,116
  36,918,280
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/
 Aladdin Capital Unit
 0%, 3/1/10 (e) (g) Caa  2,620,000  1,218,300
Courtyard by Marriott II
 LP/Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,306,025
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  1,810,000  1,900,500
  4,424,825

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
PUBLISHING - 0.4%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09 B1 $ 2,620,000 $ 2,659,300
 8 3/4%, 10/1/09 (j) B1  2,930,000  2,959,300
News America Holdings, Inc.:
 8 1/2%, 2/15/05 Baa  3,740,000  4,142,985
 7.70%, 10/30/25 Baa  5,380,000  5,771,126
News America, Inc.
 7 1/4%, 5/18/18 (g) Baa  3,240,000  3,319,898
  18,852,609
RESTAURANTS - 0.1%
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  4,820,000  5,085,100
TOTAL MEDIA & LEISURE   218,542,538
NONDURABLES - 0.5%
FOODS - 0.1%
Chiquita Brands International, Inc.
 9 5/8%, 1/15/04 B1  1,980,000  2,083,950
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa  4,250,000  4,529,820
Del Monte Corp.
 12 1/4%, 4/15/07 Caa  140,000  157,850
Del Monte Foods Co.
 0%, 12/15/07 (g) Caa  190,000  123,500
  6,895,120
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3  4,990,000  4,990,000
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  4,600,000  4,718,358
 7%, 7/15/05 A2  4,710,000  4,818,566
 6.95%, 6/1/06 A2  4,420,000  4,578,501
  14,115,425
TOTAL NONDURABLES   26,000,545
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  2,630,000  2,616,850
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  810,000  832,275
  3,449,125
GENERAL MERCHANDISE STORES - 0.6%
Dayton Hudson Corp.:
 6.80%, 10/1/01 A3  4,000,000  4,085,080
 7 1/2%, 7/15/06 A3  3,500,000  3,780,910
Federated Department Stores, Inc.:
 10%, 2/15/01 Baa  8,830,000  9,603,420
 8 1/8%, 10/15/02 Baa  1,510,000  1,610,596
 6.79%, 7/15/27 Baa  3,000,000  3,069,150
 7%, 2/15/28 Baa  3,930,000  3,999,915
K mart Corp.:
 12 1/2%, 3/1/05 Ba2  2,510,000  3,124,950
 7 3/4%, 10/1/12 Ba2  240,000  243,000
 8 1/4%, 1/1/22 Ba2  1,790,000  1,830,275
  31,347,296

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.5%
Ameriserve Food Distribution, Inc.
 8 7/8%, 10/15/06 B1 $ 2,350,000 $ 2,350,000
Fleming Companies, Inc.,
 Series B, 10 5/8%, 7/31/07 B3  650,000  678,438
Kroger Co.:
 6%, 7/1/00 Baa  5,950,000  5,943,693
 8.15%, 7/15/06 Baa  2,250,000  2,487,510
Fred Meyer, Inc.
 7.45%, 3/1/08 Ba2  450,000  453,375
Mrs. Fields Original Cookies, Inc.
 10 1/8%, 12/1/04 B2  1,050,000  1,018,500
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  4,080,000  4,125,900
 9 5/8%, 5/1/03 Caa  5,060,000  5,123,250
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  2,680,000  2,586,200
 9 1/2%, 8/1/03 B3  820,000  797,450
  25,564,316
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Amazon.com, Inc. 0%,
 5/1/08 (e)(g) Caa  1,510,000  921,100
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  1,490,000  1,571,950
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa  2,420,000  2,299,000
Metals USA, Inc. 8 5/8%,
 2/15/08 (g) B2  2,810,000  2,718,675
  7,510,725
TOTAL RETAIL & WHOLESALE   67,871,462
SERVICES - 0.1%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,430,000  1,505,075
SERVICES - 0.1%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  960,000  1,075,200
Iron Mountain, Inc.
 8 3/4%, 9/30/09  B3  1,530,000  1,560,600
Medaphis Corp. 9 1/2%,
 2/15/05 (g) B2  3,080,000  2,987,600
Signature Resorts, Inc.
 9 3/4%, 10/1/07 B3  1,890,000  1,838,025
  7,461,425
TOTAL SERVICES   8,966,500
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Federal Data Corp.
 10 1/8%, 8/1/05 B3  3,060,000  3,105,900
ICG Services, Inc.
 0%, 5/1/08 (g) -  4,450,000  2,603,250
PSINet, Inc.
 10%, 2/15/05 B3  730,000  742,775
  6,451,925

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa $ 8,300,000 $ 8,335,192
ELECTRONIC INSTRUMENTS - 0.0%
Telecommunications Techniques Co.
 9 3/4%, 5/15/08 (g) B3  2,315,000  2,355,513
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba3  1,750,000  1,855,000
Fairchild Semiconductor Corp.
 11.74%, 3/15/08
 pay-in-kind (j) -  1,975,085  1,896,299
  3,751,299
TOTAL TECHNOLOGY   20,893,929
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc. 9 1/4%,
 4/15/08 (g) B3  5,100,000  5,093,625
Delta Air Lines, Inc.
 9 7/8%, 5/15/00 Baa  1,500,000  1,598,790
Kitty Hawk, Inc.
 9.95%, 11/15/04 B1  4,805,000  4,997,200
US Air, Inc.:
 10 3/8%, 3/1/13 Ba2  2,480,000  2,746,600
 9 5/8%, 2/1/01 B1  1,810,000  1,886,925
  16,323,140
RAILROADS - 0.2%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa  3,000,000  3,315,270
CSX Corp. 6.46%, 6/22/05 Baa  5,120,000  5,164,902
Wisconsin Central Transport
 Corp. 6 5/8%, 4/15/08 Baa  675,000  673,704
  9,153,876
SHIPPING - 0.2%
Amer Reefer Co. Ltd.
 10 1/4%, 3/1/08 (g) B1  1,880,000  1,880,000
Cenargo International PLC
 9 3/4%, 6/15/08 (g) Ba3  4,460,000  4,393,100
Holt Group, Inc. 9 3/4%,
 1/15/06 (g) Caa  1,680,000  1,646,400
  7,919,500
TOTAL TRANSPORTATION   33,396,516
UTILITIES - 2.3%
CELLULAR - 0.6%
AirTouch Communications, Inc.
 6.35%, 6/1/05 Baa  6,880,000  6,910,822
McCaw International Ltd.
 0%, 4/15/07 (e) Caa  8,150,000  5,338,250
Nextel International, Inc.:
 12 1/8%, 4/15/08 (g) Caa  5,280,000  3,062,400
 0%, 9/15/07 (e) B2  1,711,000  1,154,925
 0%, 10/31/07 (e) B2  8,840,000  5,768,100
 0%, 2/15/08 (e) (g) B2  6,730,000  4,324,025

CORPORATE BONDS - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
PageMart Wireless, Inc.
 0%, 2/1/08 (e) Caa $ 3,870,000 $ 2,322,000
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  3,110,000  3,133,325
  32,013,847
ELECTRIC UTILITY - 0.5%
Avon Energy Partners Holdings (g):
 6.73%, 12/11/02 Baa  4,910,000  4,992,193
 6.46%, 3/4/08 Baa  3,960,000  3,977,543
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  2,620,000  3,162,602
Israel Electric Corp. Ltd.(g):
 7 3/4%, 12/15/27 A3  4,670,000  4,813,369
 yankee 7 7/8%,
  12/15/26 A3  1,960,000  2,080,207
Niagara Mohawk Power Corp.
 7 3/4%, 10/1/08 Ba3  675,000  691,031
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa  3,500,000  3,665,156
Texas Utilities Co. 3
 6 3/8%, 1/1/08 Baa  1,930,000  1,908,770
  25,290,871
TELEPHONE SERVICES - 1.2%
Cable & Wireless Communications
 PLC 6 3/8%, 3/6/03 Baa  5,080,000  5,084,267
Dobson Wireline Co.
 12 1/4%, 6/15/08 (g) -  4,730,000  4,623,575
GCI, Inc. 9 3/4%, 8/1/07 B2  440,000  455,400
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (e) B3  6,470,000  4,803,975
 12 1/4%, 9/1/04 B3  2,390,000  2,569,250
McLeodUSA, Inc.:
 0%3/1/07 (e) B2  1,165,000  870,838
 9 1/4%, 7/15/07 B2  1,330,000  1,381,538
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  5,290,000  5,409,025
Pathnet, Inc. Unit 12 1/2%,
 4/15/08 (g)   4,710,000  4,992,600
Teleport Communications Group,
 Inc. 0%, 7/1/07 (e) Baa  8,450,000  7,256,438
Winstar Communications, Inc.
 11%, 3/15/08 (g) -  2,120,000  2,109,400
WorldCom, Inc.:
 9 3/8%, 1/15/04 Baa  3,708,000  3,894,587
 8 7/8%, 1/15/06 Baa  3,139,000  3,414,824
 7 3/4%, 4/1/07  Baa  9,690,000  10,510,355
  57,376,072
TOTAL UTILITIES   114,680,790
TOTAL NONCONVERTIBLE BONDS   1,018,201,060
TOTAL CORPORATE BONDS
 (Cost $1,004,141,241)   1,021,136,773
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 6.2%
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
U.S. TREASURY OBLIGATIONS - 4.6%
11 7/8%, 11/15/03 Aaa $ 2,590,000 $ 3,337,863
11 3/4%, 2/15/10 (callable) Aaa  26,045,000  34,745,593
12 3/4%, 11/15/10 (callable) Aaa  5,220,000  7,434,428
5/15/2011 (callable) Aaa  25,650,000  38,923,875
7 5/8%, 2/15/25 Aaa  35,630,000  44,860,308
5.625% 11/30/99 Aaa  1,620,000  1,622,025
6 7/8%, 3/31/00 Aaa  4,980,000  5,090,506
5% 10/31/01 Aaa  820,000  837,040
7%, 7/15/06 Aaa  84,152,000  91,896,509
  228,748,147
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
 6 5/8%, 8/15/03 Aaa  7,810,000  8,138,332
 6 3/4%, 8/15/04 Aaa  2,144,000  2,258,189
 5 5/8%, 9/15/03 Aaa  8,540,000  8,530,691
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  6,970,457  7,291,864
Farm Credit Systems Financial
 Assistance Corporation
 8.80%, 6/10/05 Aaa  2,000,000  2,337,500
Federal Farm Credit Bank
 8.16% 12/07/04 Aaa  5,000,000  5,631,250
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  2,500,000  2,691,400
 7.59%, 3/10/05 Aaa  3,850,000  4,224,182
 8.22% 11/17/04 Aaa  4,000,000  4,492,680
Federal Home Loan Mortgage
 Corporation 6 3/4%, 8/1/05 Aaa  2,500,000  2,634,775
Fannie Mae:
 7.40%, 7/1/04 Aaa  7,800,000  8,434,998
 6.97% 4/08/04  Aaa  6,010,000  6,364,951
U.S. Department of Housing
 and Urban Development
 government guaranteed
 participation certificates:
 Series 1995-A,
  6.24%, 8/1/04  Aaa  3,260,000  3,657,231  Series 1996-A,
  8.67%, 8/1/01 Aaa  9,400,000  9,610,560
  Series 1996-A,
  7.63%, 8/1/14 (callable) Aaa  2,825,000  3,054,192
  79,352,795
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $304,739,666)   308,100,942
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 8.8%
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
FREDDIE MAC - 0.3%
5 1/2%, 1/1/03 to 6/1/03 Aaa $ 3,598,778 $ 3,531,915
7%, 4/1/01 to 8/1/01 Aaa  2,024,483  2,046,532
7 1/2% , 12/1/27 to 3/1/28 Aaa  6,952,305  6,952,305
8 1/2%, 7/1/21 to 6/1/23 Aaa  226,984  237,724
  12,768,476
FANNIE MAE - 7.5%
5 1/2%, 2/1/03 to  5/1/03 Aaa  3,367,410  3,320,905
6%, 1/1/11 to 12/1/24 Aaa  93,733,259  92,599,776
6 1/2%, 3/1/13 to 7/1/28 Aaa  123,574,257  123,431,577
7%, 2/1/28 to 7/1/28 (k) Aaa  117,713,584  119,580,596
7 1/2%, 1/1/29 to 6/1/28  Aaa  34,727,562  35,618,697
  374,551,551
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
6%, 12/15/08 to 6/15/09 Aaa  3,383,878  3,381,367
6 1/2% 6/15/08 to 7/15/09 Aaa  16,869,570  17,088,200
7%, 7/15/28 (k) Aaa  28,000,000  28,778,750
8%, 5/15/25 Aaa  177,352  183,781
8 1/2%, 12/15/16 Aaa  70,563  74,972
  49,507,070
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $429,059,812)   436,827,097
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and
 Securitization LLC Series 1997-2
 Class 2-B, 7.2891%, 12/29/25
 (c)(g)(h)
 (Cost $797,344) Ba3  1,500,000  723,281
COMMERCIAL MORTGAGE SECURITIES - 2.2%
Resolution Trust Corp.
 Series 1991-M2 Class A-3,
 7.25%, 9/25/20 (h) Ba3  446,368  383,877
LTC Commercial Mortgage
 Pass Thru Certificates
 Series 1998-1 Class A,
 6.029%, 5/30/30 (g) AAA  3,190,142  3,131,571
Asset Securitization Corp.
 Series 1997-D5 Class A-6,
 7.44%, 2/14/41 BBB-  900,000  900,422
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.696%, 11/16/26 (g) -  145,170  145,034
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D, 7.83%,
 2/25/43 (g)(h) BBB  1,800,000  1,823,344
Bankers Trust Remic Trust
 1988-1 Series 1998-S1A Class G
 8.66%, 11/28/02 (g)  Ba2  1,000,000  958,750

                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
CBM Funding Corp. sequential
 pay Series 1996-1:
 Class A-3PI,
  7.08%, 11/1/07 AA $ 3,000,000 $ 3,139,219
 Class B,
  7.48%, 2/1/08 A  2,320,000  2,503,425
 CS First Boston Mortgage
 Securities Corp.:
  Series 1998 C1
  Class D, 7.17%, 1/17/12 BBB  5,050,000  5,132,063
  Series 1998-FL1 Class E,
  6.51%, 1/10/13 (g)(h) Baa  5,490,000  5,490,000
  Series 1997-C2
  Class D, 7.27%, 4/17/11 Baa  5,300,000  5,435,813
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (g) -  600,000  615,000
Deutsche Mortgage and Asset
 Receiving Corp. Series 1998 C1
 Class D, 7.231%, 7/15/12 Baa  4,260,000  4,318,908
Franchise Mortgage Acceptance
 Company LLC Loan Receivables (g):
  Trust Series 1997-A Class E,
  8.10%, 4/15/19 (h) -  500,000  481,328
  Series 1997-B Class E, 7.89%,
  9/15/19 -  750,000  676,875
Berkeley Federal Bank & Trust FSB
 Series 1994 Class 1-B, 7.78%,
 8/1/24 (g)(h) -  1,900,000  1,484,375
First Chicago /Lennar Trust I:
 Series 1997-CHL1 Class E,
  8.11%, 2/28/11 (h) -  1,600,000  1,423,250
 Series 1997-CHL1 Class D,
  8.11%, 5/29/08 (h) -  1,100,000  1,101,547
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class B, 6.79%, 10/18/11 Aa2  11,350,000  11,628,430
Thirteen Affiliates of General
 Growth Properties, Inc. (g):
  sequential pay Series A-2,
  6.602%, 11/15/12 Aaa  3,830,000  3,924,371
  Series D-2, 6.992%,
  11/15/12 Baa  4,120,000  4,133,349
  Series E-2, 7.224%,
  11/15/12 Baa  2,450,000  2,431,307
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc.:
  Series 1996-C1 Class F
  7.86%, 11/15/06 (g) Ba3  750,000  729,900    Series 1997-C2
  Class F, 6 3/4%, 4/16/29 Ba2  400,000  349,688

COMMERCIAL MORTGAGE SECURITIES - CONTINUED
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
GS Mortgage Securities Corp. II:
 Series 1997- GL Class A2-B,
  6.86%, 7/13/30 Aaa $ 4,640,000 $ 4,818,594
 Series 1998-GLII Class D,
  7.19%, 4/13/31 (g)(h) Baa  1,470,000  1,485,009
 Series 1998-GLII Class E,
  7.19%, 4/13/31 (g)(h) Baa  4,930,000  4,827,998
GAFCO Franchisee Loan Trust
 Series 1998-1 Class D, 14.50%,
 6/1/16 (g)(h) -  1,300,000  1,031,266
Kidder Peabody Acceptance Corp.
 sequential pay, Series 1993-M1
 Class A-2, 7.15%, 4/25/25 Aa2  1,700,078  1,697,953
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (g) -  1,786,437  1,755,174
 Series 1998-HF1 Class D,
  7.10%, 2/15/08 (f) BBB  5,300,000  5,379,500
Nomura Depositor Trust:
  Series 1998-ST1A Class B-2,
  12.66%, 1/15/03 (g) -  800,000  795,125
  Series 1998 - D6 Class A-4,
  7.594%, 3/15/30  Baa  4,260,000  4,384,804
Penn Mutual Life Insurance Co.
 (The) Series 1996-PML (g):
 Class K,
  7.90%, 11/15/26 -  1,473,000  1,109,493
 Class L,
  7.90%, 11/15/26 -  1,133,000  541,914
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (g) BB  1,200,000  1,167,000
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (g) B  1,250,000  625,000
 Series 1996
 Class A-2A,7 3/4%,
 2/25/28 AAA  1,081,670  1,092,487
 commercial Series 1996-CFL
 Class E, 7 3/4%, 2/25/28 BB+  2,390,000  2,419,128
 Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (g) -  1,000,000  949,375
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (g) Aaa  2,676,825  2,721,609
Equitable Life Assurance Society
 of the United States (The) (g):
  Series 174 Class B1,
  7.33%, 5/15/06  Aa2  3,500,000  3,695,230
  Series 1996-1 Class C1,
  7.52%, 5/15/06 A2  2,300,000  2,439,518
  Series 174, Class D1,
  7.77%, 5/15/06 Baa1  2,200,000  2,321,088
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $104,837,337)   107,599,111
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.3%
                                 MOODY'S       PRINCIPAL  VALUE
                                 RATINGS (D)   AMOUNT     (NOTE 1)
Export Development Corp.
 yankee 8 1/8%, 8/10/99 Aa2 $ 1,640,000 $ 1,679,114
Israeli State euro 6 3/8%,
 12/19/01 A3  3,350,000  3,345,712
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  7,039,130
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,756,880
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $14,629,170)   14,820,836
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $4,720,123) Aaa  4,750,000  4,997,998
BANK NOTES - 0.2%
Key Bank N.A 5.6488%, 8/20/99
 (Cost $10,485,878) Aa3  10,500,000  10,490,025
CERTIFICATES OF DEPOSIT - 2.3%
ABN-AMRO Bank N.V. yankee
 (euro) 5.64%, 12/14/98  11,000,000  10,998,710
Australia & New Zealand Banking
 Group yankee Ltd. 5.825%, 7/28/98  5,000,000  4,999,945
Banque Nationale de paris yankee
 5 3/4%, 7/31/98  5,500,000  5,499,340
Canadian Imperial Bank of Commerce NY
 Branch yankee 6.20%, 8/1/00  5,730,000  5,760,369
Canadian Imperial Bank of Commerce
 5.91%, 8/28/98  10,000,000  10,000,465
Chase Manhattan Bank USA
 5.54%, 7/6/98  12,000,000  11,999,886
Deutsche Bank AG yankee
 5.94%, 10/26/98  5,000,000  5,001,602
Bank of Scotland Treasury Services yankee
 5.64%, 12/29/98  12,000,000  11,999,357
First National Bank of Chicago, ILL
 5.65%, 3/3/99  10,000,000  9,990,770
RaboBank Nederland Cooperative
 Central yankee 5.68%, 6/4/99  10,600,000  10,594,940
Societe Generale France yankee
 5.91%, 10/15/98  7,000,000  7,001,276
Toronto-Dominion Bank yankee
 5.68%, 6/4/99  10,600,000  10,594,940
Westdeutsche Landesbank yankee
 5.83%, 8/3/98  9,000,000  8,999,370
Westpac Banking Corp. yankee
 5.885%, 8/27/98  2,000,000  1,999,980
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $115,399,923)   115,440,950
COMMERCIAL PAPER - 1.8%
                                  PRINCIPAL  VALUE
                                  AMOUNT     (NOTE 1)
Citibank Credit Card Master
 Trust I (Dakota
 Cirtification Program) 5.52%, 8/5/98 $ 10,500,000 $ 10,443,038
Morgan (JP) & Co., Inc.
 5 1/2%, 11/10/98   12,000,000  11,758,440
UBS Finance, Inc. yankee
 5.53%, 8/5/98    2,000,000  1,989,208
Unifunding, Inc. yankee
 5.52%, 7/2/98   10,500,000  10,498,348
Aspen Funding Corp. yankee
 5.54%, 7/20/98   12,000,000  11,964,406
Beneficial Corp.
 5.55%, 8/12/98   12,100,000  12,021,229
General Electric Capital Corp.
 5.51%, 7/13/98   12,000,000  11,977,480
Kitty Hawk Funding Corp.
 5.53%, 7/29/98   6,300,000  6,272,805
New Center Asset Trust
 5.54%, 9/21/98   3,000,000  2,962,553
Preferred Receivables Funding Corp.
 5.53%, 7/14/98   4,250,000  4,241,313
Triple A One Funding Corp.
 5.54%, 7/8/98   6,800,000  6,792,555
TOTAL COMMERCIAL PAPER
 (Cost $90,923,047)   90,921,375
MASTER NOTES - 0.1%
Goldman Sachs Group L.P.
 5.72%, 1/27/99
 (Cost $6,700,000)   6,700,000  6,700,000
CASH EQUIVALENTS - 6.1%
 SHARES
Taxable Central Cash Fund (b)  301,411,157  301,411,157
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.93%, dated
 6/30/98 due 7/1/98 $ 104,017  104,000
TOTAL CASH EQUIVALENTS
 (Cost $301,515,157)   301,515,157
TOTAL INVESTMENT IN SECURITIES - 100.0%
 (Cost $4,422,595,402)  $ 4,965,444,756
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,328,365 or 4.8% of net assets.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) For foreign government obligations not individually rated by S&P or Moody's the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the soveriegn credit of the issuing government.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
                              ACQUISITION        ACQUISITION
 SECURITY                     DATE               COST (000S)
Fairchild Semiconductor Corp
11.74%, 3/15/08 pay-in-kind
                              4/3/97 to 9/15/97  $1,647,504
Garden State Newspapers Inc.,
 8 3/4%, 10/1/09              2/11/98            $3,032,550
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $3,107,024,735 and $2,943,044,842, respectively, of which long-term U.S. government and government agency obligations aggregated $1,571,695,057 and $1,270,011,273, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $176,162 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $7,666,000 respectively. The weighted average interest rate was 5.79%. Interest expense includes $1,232 paid under the bank borrowing program (see Note 6 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 21.9% AAA, AA, A 21.3%
Baa         6.7% BBB         6.9%
Ba          1.9% BB          2.1%
B           5.2% B           5.0%
Caa         0.7% CCC         0.8%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to1.4%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30,1998, the aggregate cost of investment securities for income tax purposes was $4,423,662,220. Net unrealized appreciation aggregated $541,782,536, of which $610,109,474 related to appreciated investment securities and $68,326,938 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $104,000)
(COST $4,422,595,402) -                                                                                    $ 4,965,444,756
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                       774,587

RECEIVABLE FOR INVESTMENTS SOLD                                                                          59,508,438

RECEIVABLE FOR FUND SHARES SOLD                                                                             2,317,947

DIVIDENDS RECEIVABLE                                                                                        4,361,780

INTEREST RECEIVABLE                                                                                     29,668,468

OTHER RECEIVABLES                                                                                           203,340

 TOTAL ASSETS                                                                                              5,062,279,316

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                        $ 124,458,650
REGULAR DELIVERY

 DELAYED DELIVERY                                                                           138,880,682

PAYABLE FOR FUND SHARES REDEEMED                                                             5,063,647

ACCRUED MANAGEMENT FEE                                                                       2,131,334

DISTRIBUTION FEES PAYABLE                                                                    52

OTHER PAYABLES AND ACCRUED EXPENSES                                                          398,467

 TOTAL LIABILITIES                                                                                          270,932,832

NET ASSETS                                                                                                $ 4,791,346,484

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 3,964,816,294

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         77,492,343

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS                                                                                               206,193,492

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                  542,844,355
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                $ 4,791,346,484

INITIAL CLASS:                                                                                            $17.25
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($4,790,268,471 (DIVIDED BY)
 277,718,427 SHARES)

SERVICE CLASS:                                                                                             $17.20
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($1,078,013 (DIVIDED BY) 62,675 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 20,961,032
DIVIDENDS

INTEREST                                                                         70,977,484

 TOTAL INCOME                                                                    91,938,516

EXPENSES

MANAGEMENT FEE                                                    $ 12,533,744

TRANSFER AGENT FEES                                                1,584,042

DISTRIBUTION FEES - SERVICE CLASS                                  109

ACCOUNTING FEES AND EXPENSES                                       426,724

NON-INTERESTED TRUSTEES' COMPENSATION                              10,462

CUSTODIAN FEES AND EXPENSES                                        19,201

REGISTRATION FEES                                                  15,112

AUDIT                                                              50,766

LEGAL                                                              26,726

INTEREST                                                           1,232

MISCELLANEOUS                                                      97,299

 TOTAL EXPENSES BEFORE REDUCTIONS                                  14,765,417

 EXPENSE REDUCTIONS                                                (342,623)     14,422,794

NET INVESTMENT INCOME                                                            77,515,722

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             208,945,629

 FOREIGN CURRENCY TRANSACTIONS                                     (3,611)       208,942,018

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             121,929,390

 ASSETS AND LIABILITIES IN                                         531           121,929,921
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  330,871,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 408,387,661

OTHER INFORMATION                                                               $ 332,942
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              9,681

                                                                                $ 342,623




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS  SIX MONTHS ENDED  YEAR ENDED
                                                                                         JUNE 30, 1998     DECEMBER 31,
                                                                                         (UNAUDITED)       1997

OPERATIONS                                                                               $ 77,515,722     $ 137,893,337
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                 208,942,018      422,287,524

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                     121,929,921      189,535,901

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          408,387,661      749,716,762

DISTRIBUTIONS TO SHAREHOLDERS                                                            (139,636,839)    (127,145,659)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                   (418,910,515)    (317,186,364)

 TOTAL DISTRIBUTIONS                                                                       (558,547,354)    (444,332,023)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                              541,558,604      453,368,657

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              391,398,911      758,753,396

NET ASSETS

 BEGINNING OF PERIOD                                                                    4,399,947,573    3,641,194,177

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $77,492,343 AND
$137,705,425, RESPECTIVELY)                                                             $ 4,791,346,484  $ 4,399,947,573



OTHER INFORMATION:


                                                    SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES         DOLLARS  YEAR ENDED DECEMBER 31, 1997

                                                                    (UNAUDITED)             SHARES        DOLLARS

SHARE TRANSACTIONS                                           12,711,041    $ 217,464,359    22,516,597    $ 378,800,337
INITIAL CLASS
 SOLD

  REINVESTED                                                 34,542,119     558,546,057     28,796,632     444,332,023

  REDEEMED                                                   (13,804,465)   (235,509,477)   (22,110,811)   (369,773,703)

  NET INCREASE (DECREASE)                                    33,448,695    $ 540,500,939    29,202,418    $ 453,358,657

 SERVICE CLASS A                                             62,729        $ 1,068,315      568           $ 10,000
 SOLD

  REINVESTMENT                                               80             1,295           -              -

  REDEEMED                                                   (702)          (11,945)        -              -

  NET INCREASE (DECREASE)                                    62,107        $ 1,057,665      568           $ 10,000

DISTRIBUTIONS                                                              $ 139,636,515                  $ 127,145,659
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                          418,909,543                    317,186,364

 TOTAL                                                                     $ 558,546,058                  $ 444,332,023

 SERVICE CLASS - NET INVESTMENT INCOME                                     $ 324                          $ -

 SERVICE CLASS - NET REALIZED GAIN                                          972                            -

 TOTAL                                                                     $ 1,296                        $ -

                                                                           $ 558,547,354                  $ 444,332,023

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                        SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                        JUNE 30, 1998

SELECTED PER-SHARE DATA                    (UNAUDITED)    1997         1996         1995         1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD         $ 18.01      $ 16.93      $ 15.79      $ 13.79      $ 15.42      $ 13.32

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .28 D        .57 D        .63          .30          .45          .33

 NET REALIZED AND UNREALIZED GAIN (LOSS)       1.24         2.58         1.55         1.99         (1.33)       2.39

 TOTAL FROM INVESTMENT OPERATIONS              1.52         3.15         2.18         2.29         (.88)        2.72

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                    (.57)        (.59)        (.57)        (.29)        (.29)        (.33)

 IN EXCESS OF NET INVESTMENT INCOME            -            -            -            -            -            (.04)

 FROM NET REALIZED GAIN                        (1.71)       (1.48)       (.47)        -            (.46)        (.25)

 TOTAL DISTRIBUTIONS                           (2.28)       (2.07)       (1.04)       (.29)        (.75)        (.62)

NET ASSET VALUE, END OF PERIOD                $ 17.25      $ 18.01      $ 16.93      $ 15.79      $ 13.79      $ 15.42

TOTAL RETURN B, C                              9.29%        20.65%       14.60%       16.96%       (6.09)%      21.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)       $ 4,790,268  $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527  $ 2,422,692

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .65% A       .65%         .74%         .81%         .81%         .88%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                      .63% A, F    .64% F       .73% F       .79% F       .80% F       .88% F

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                    3.39% A      3.43%        3.60%        3.54%        4.07%        3.64%

PORTFOLIO TURNOVER                            139% A       101%         168%         256%         85%          113%

AVERAGE COMMISSION RATE G                     $ .0416      $ .0408       .0163



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                             JUNE 30, 1998   DECEMBER 31,

SELECTED PER-SHARE DATA                                        (UNAUDITED)   1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 17.99   $ 17.60

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .28 D     .10 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.21      .29

 TOTAL FROM INVESTMENT OPERATIONS                                   1.49      .39

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.57)     -

 FROM NET REALIZED GAIN                                             (1.71)    -

 TOTAL DISTRIBUTIONS                                                (2.28)    -

NET ASSET VALUE, END OF PERIOD                                     $ 17.20   $ 17.99

TOTAL RETURN B                                                      9.11%     2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 1,078   $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .75% A    .75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .73% A    .75% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                3.60% A   3.52% A

PORTFOLIO TURNOVER                                                  139% A    101%

AVERAGE COMMISSION RATE G                                          $ .0416   $ .0408


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1  LIFE OF
JUNE 30, 1998                        YEAR    FUND

VIP III: BALANCED - "INITIAL CLASS"  20.16%  16.75%

S&P 500 (REGISTERED TRADEMARK)       30.16%  32.30%

LB AGGREGATE BOND                    10.54%  10.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             VIP III Balanced            S&P 500
LB Aggregate Bond
             00616                       SP001
LB001
  1995/01/03      10000.00                    10000.00
   10000.00
  1995/01/31       9990.00                    10261.28
   10213.32
  1995/02/28      10190.00                    10661.16
   10456.40
  1995/03/31      10260.00                    10975.77
   10520.18
  1995/04/30      10390.00                    11299.00
   10667.46
  1995/05/31      10610.00                    11750.63
   11080.29
  1995/06/30      10740.00                    12023.59
   11161.18
  1995/07/31      10880.00                    12422.30
   11136.63
  1995/08/31      10920.00                    12453.48
   11271.38
  1995/09/30      11020.00                    12979.01
   11380.71
  1995/10/31      10890.00                    12932.68
   11528.66
  1995/11/30      11210.00                    13500.42
   11701.59
  1995/12/31      11391.59                    13760.44
   11865.41
  1996/01/31      11473.17                    14228.85
   11943.72
  1996/02/29      11319.47                    14360.75
   11735.90
  1996/03/31      11227.28                    14499.04
   11653.75
  1996/04/30      11258.01                    14712.76
   11588.49
  1996/05/31      11380.93                    15092.20
   11565.31
  1996/06/30      11452.64                    15149.70
   11720.29
  1996/07/31      11227.28                    14480.39
   11751.93
  1996/08/31      11298.98                    14785.78
   11731.96
  1996/09/30      11780.44                    15617.92
   11936.09
  1996/10/31      12098.00                    16048.66
   12201.07
  1996/11/30      12733.12                    17261.78
   12409.71
  1996/12/31      12528.25                    16919.83
   12294.30
  1997/01/31      12927.76                    17976.98
   12332.41
  1997/02/28      13144.66                    18117.92
   12363.24
  1997/03/31      12777.20                    17373.45
   12226.01
  1997/04/30      13260.15                    18410.65
   12409.40
  1997/05/31      13785.10                    19531.49
   12527.29
  1997/06/30      14289.05                    20406.50
   12676.37
  1997/07/31      15086.97                    22030.24
   13018.63
  1997/08/31      14383.54                    20796.11
   12907.97
  1997/09/30      14960.98                    21935.11
   13099.01
  1997/10/31      14646.01                    21202.48
   13288.94
  1997/11/30      15002.98                    22183.94
   13350.07
  1997/12/31      15307.44                    22564.84
   13484.91
  1998/01/31      15475.43                    22814.41
   13657.52
  1998/02/28      16051.56                    24459.78
   13646.59
  1998/03/31      16655.17                    25712.37
   13692.99
  1998/04/30      16789.31                    25971.03
   13764.19
  1998/05/31      16789.31                    25524.59
   13894.95
  1998/06/30      17169.36                    26561.40
   14013.06
IMATRL PRASUN   SHR__CHT 19980630 19980714 113015 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $17,169 - a 71.69% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $26,561 - a 165.61% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,013 - a 40.13% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

GENERAL ELECTRIC CO.           2.0

AMERICAN HOME PRODUCTS CORP.   2.0

U.S. BANCORP                   1.7

BRISTOL-MYERS SQUIBB CO.       1.7

UNILEVER NV ADR                1.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
               % OF FUND'S
               INVESTMENTS

FINANCE        23.5

HEALTH         9.1

UTILITIES      8.0

ENERGY         6.1

TECHNOLOGY     6.0

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 31.6
ROW: 1, COL: 3, VALUE: 65.09999999999999
ROW: 1, COL: 1, VALUE: 45.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 2, COL: 1, VALUE: 31.0
ROW: 2, COL: 2, VALUE: 40.0
ROW: 2, COL: 3, VALUE: 67.0
ROW: 3, COL: 1, VALUE: 90.0
ROW: 3, COL: 2, VALUE: 60.0
ROW: 3, COL: 3, VALUE: 46.0
STOCKS                 65.1%
BONDS                  31.6%
SHORT-TERM INVESTMENTS  3.3%
FOREIGN INVESTMENTS     8.0%
*
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                      PAST 1  LIFE OF
JUNE 30, 1998                      YEAR    FUND

VIP III: BALANCED - SERVICE CLASS  19.93%  16.69%

S&P 500 (REGISTERED TRADEMARK)     30.16%  32.30%

LB AGGREGATE BOND                  10.54%  10.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             VIP III Balanced - CL S     S&P 500
LB Aggregate Bond
             00469                       SP001
LB001
  1995/01/03      10000.00                    10000.00
   10000.00
  1995/01/31       9990.00                    10261.28
   10213.32
  1995/02/28      10190.00                    10661.16
   10456.40
  1995/03/31      10260.00                    10975.77
   10520.18
  1995/04/30      10390.00                    11299.00
   10667.46
  1995/05/31      10610.00                    11750.63
   11080.29
  1995/06/30      10740.00                    12023.59
   11161.18
  1995/07/31      10880.00                    12422.30
   11136.63
  1995/08/31      10920.00                    12453.48
   11271.38
  1995/09/30      11020.00                    12979.01
   11380.71
  1995/10/31      10890.00                    12932.68
   11528.66
  1995/11/30      11210.00                    13500.42
   11701.59
  1995/12/31      11391.59                    13760.44
   11865.41
  1996/01/31      11473.17                    14228.85
   11943.72
  1996/02/29      11319.47                    14360.75
   11735.90
  1996/03/31      11227.28                    14499.04
   11653.75
  1996/04/30      11258.01                    14712.76
   11588.49
  1996/05/31      11380.93                    15092.20
   11565.31
  1996/06/30      11452.64                    15149.70
   11720.29
  1996/07/31      11227.28                    14480.39
   11751.93
  1996/08/31      11298.98                    14785.78
   11731.96
  1996/09/30      11780.44                    15617.92
   11936.09
  1996/10/31      12098.00                    16048.66
   12201.07
  1996/11/30      12733.12                    17261.78
   12409.71
  1996/12/31      12528.25                    16919.83
   12294.30
  1997/01/31      12927.76                    17976.98
   12332.41
  1997/02/28      13144.66                    18117.92
   12363.24
  1997/03/31      12777.20                    17373.45
   12226.01
  1997/04/30      13260.15                    18410.65
   12409.40
  1997/05/31      13785.10                    19531.49
   12527.29
  1997/06/30      14289.05                    20406.50
   12676.37
  1997/07/31      15086.97                    22030.24
   13018.63
  1997/08/31      14383.54                    20796.11
   12907.97
  1997/09/30      14960.98                    21935.11
   13099.01
  1997/10/31      14646.01                    21202.48
   13288.94
  1997/11/30      15002.98                    22183.94
   13350.07
  1997/12/31      15317.94                    22564.84
   13484.91
  1998/01/31      15464.93                    22814.41
   13657.52
  1998/02/28      16029.90                    24459.78
   13646.59
  1998/03/31      16633.54                    25712.37
   13692.99
  1998/04/30      16756.50                    25971.03
   13764.19
  1998/05/31      16756.50                    25524.59
   13894.95
  1998/06/30      17136.57                    26561.40
   14013.06
IMATRL PRASUN   SHR__CHT 19980630 19980731 155654 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $17,137 - a 71.37% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $26,561 - a 165.61% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,013 - a 40.13% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

GENERAL ELECTRIC CO.           2.0

AMERICAN HOME PRODUCTS CORP.   2.0

U.S. BANCORP                   1.7

BRISTOL-MYERS SQUIBB CO.       1.7

UNILEVER NV ADR                1.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
               % OF FUND'S
               INVESTMENTS

FINANCE        23.5

HEALTH         9.1

UTILITIES      8.0

ENERGY         6.1

TECHNOLOGY     6.0

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 31.6
ROW: 1, COL: 3, VALUE: 65.09999999999999
ROW: 1, COL: 1, VALUE: 45.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 2, COL: 1, VALUE: 31.0
ROW: 2, COL: 2, VALUE: 40.0
ROW: 2, COL: 3, VALUE: 67.0
ROW: 3, COL: 1, VALUE: 90.0
ROW: 3, COL: 2, VALUE: 60.0
ROW: 3, COL: 3, VALUE: 46.0
STOCKS                 65.1%
BONDS                  31.6%
SHORT-TERM INVESTMENTS  3.3%
FOREIGN INVESTMENTS     8.0%
*
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW




An interview with John Avery (right), lead Portfolio Manager of Balanced Portfolio, and Kevin Grant, manager for fixed-income investments
Q. HOW DID THE FUND PERFORM, JOHN?
J.A. Given the mix of equities and fixed-income securities owned by the fund, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That's what happened for the six months that ended June 30, 1998, as the fund's return trailed the 17.71% return of the S&P 500 but topped the 3.93% return of the Lehman Brothers index. The fund's return also fell between the 30.16% return of the S&P 500 and the 10.54% return of the Lehman Brothers index for the 12 months that ended June 30, 1998.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
J.A. The stock market in general was strong, benefiting the equity part of the fund. In addition, two sectors in which the fund had its highest concentration of holdings - pharmaceuticals and financial services - did even better than the overall market. Stable interest rates proved to be beneficial for the fixed-income sub-portfolio, with performance there enhanced by careful management of the fund's weightings of mortgage-backed, Treasury and corporate issues.
Q. WHAT ATTRACTED YOU TO FINANCIAL SERVICES AND PHARMACEUTICAL STOCKS? J.A. The many positives for financial services stocks included more productive use of excess capital, effective use of technology to reduce costs, fee services that lessen banks' vulnerability to economic downturns and active industry consolidation, which tends to have a positive "halo effect" on other potential takeover candidates. In the health care sector, pharmaceutical companies were attractive in virtue of healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND? WHICH FAILED TO PERFORM UP TO YOUR EXPECTATIONS?
J.A. Citicorp did well, mainly because of the announced merger with fellow financial services giant Travelers Corp. In the pharmaceutical area, American Home Products' stock had been driven down by negative publicity about the side effects of Fen-Phen, a weight-loss drug. The stock subsequently recovered because of its attractive price-to-earnings ratio and investors' optimism about the company's promising pipeline of new products. Finally, retailer Wal-Mart did well for the fund. The company continued to implement the constructive strategy of increasing its number of stores while cutting costs through better inventory management. There were two disappointing stocks in the tobacco industry - Philip Morris and RJR Nabisco. The settlement with the federal government - which had been expected to incorporate specific limits regarding the industry's liability for smoking-related death and disease - fell through. When the negotiations broke off, investors sold tobacco stocks.
Q. TURNING TO YOU, KEVIN, WHAT DEVELOPMENTS MERIT MENTION FOR THE BOND PORTION OF THE FUND?
K.G. The mortgage-backed sector deserves mention. At the beginning of the year, the fund was underweighted in mortgage-backed issues relative to the Lehman Brothers index because I felt that prices were high given the degree of risk involved. This proved to be an accurate analysis, as mortgage-backed securities dramatically underperformed both Treasuries and corporates in January 1998. When mortgage-backed issues became cheaper on a relative basis, I changed my strategy, overweighting them relative to the index. The fund was rewarded for this shift in February and March, when the mortgage-backed sector finally shook off its lethargy and performed well. Looking at corporate bonds, many of the fund's holdings were helped by the wave of consolidation taking place in the financial sector, as the issues of numerous acquisition targets were given credit-quality upgrades because of the superior credit rating of the acquiring company.
Q. WHAT'S YOUR OUTLOOK, JOHN?
J.A. There could be some delayed effects from the Asian slowdown that might affect the earnings of U.S. companies in certain industries. The industries that have done well so far this year should continue to perform well as long as inflation and interest rates stay roughly where they are. The fund's strategy remains one of buying high-quality companies and then holding onto them. That's the best way I know to add value for the fund's shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to provide income and growth of capital by investing in a diversified portfolio of stocks and bonds
START DATE: January 3, 1995
SIZE: as of June 30, 1998, more than $268 million
MANAGER: John Avery, since January 1998; and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 64.2%
                                  SHARES    VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.4%
AEROSPACE & DEFENSE - 1.4%
Harsco Corp.   18,800 $ 861,275
Lockheed Martin Corp.   9,700  1,026,965
Textron, Inc.   26,400  1,892,550
  3,780,790
DEFENSE ELECTRONICS - 0.7%
Raytheon Co. Class B  31,800  1,880,175
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   20,000  930,000
TOTAL AEROSPACE & DEFENSE   6,590,965
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 2.8%
du Pont (E.I.) de Nemours & Co.   21,800  1,626,825
Hanna (M.A.) Co.   18,500  338,781
Hoechst AG Ord.   22,800  1,126,759
Monsanto Co.   48,500  2,709,938
Rohm & Haas Co.   12,200  1,268,038
Sealed Air Corp. (a)  8,000  294,000
Solutia, Inc.   7,900  226,631
  7,590,972
CONSTRUCTION & REAL ESTATE - 1.5%
BUILDING MATERIALS - 0.2%
Masco Corp.   12,000  726,000
REAL ESTATE - 0.4%
Stewart Enterprises, Inc. Class A  37,800  1,006,425
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Boston Properties, Inc.   13,700  472,650
Equity Residential Properties Trust (SBI)  17,200  815,925
Public Storage, Inc.   14,200  397,600
Starwood Hotels & Resorts Trust  15,100  729,519
  2,415,694
TOTAL CONSTRUCTION & REAL ESTATE   4,148,119
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Ford Motor Co.   20,100  1,185,900
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   62,200  1,555,000
TOTAL DURABLES   2,740,900
ENERGY - 5.5%
OIL & GAS - 5.5%
British Petroleum PLC Ord.   246,386  3,591,248
Chevron Corp.   15,900  1,320,694
Elf Aquitaine SA sponsored ADR  18,400  1,306,400
Exxon Corp.   28,200  2,011,013
Texaco, Inc.   30,500  1,820,469
Total SA:
 Class B  17,500  2,268,866
 sponsored ADR  3,700  241,888
USX-Marathon Group  69,700  2,391,581
  14,952,159
FINANCE - 17.4%
BANKS - 9.7%
Banc One Corp.   31,020  1,731,304
Bank of New York Co., Inc.   52,500  3,186,094
BankAmerica Corp.   36,550  3,159,291
Chase Manhattan Corp.   28,050  2,117,775

                                  SHARES    VALUE (NOTE 1)
Citicorp  29,600 $ 4,417,800
Credit Suisse Group (Reg.)  7,300  1,620,622
NationsBank Corp.   14,400  1,101,600
Norwest Corp.   46,100  1,722,988
U.S. Bancorp  109,900  4,725,700
Wells Fargo & Co.   6,400  2,361,600
  26,144,774
CREDIT & OTHER FINANCE - 2.6%
American Express Co.   36,300  4,138,200
Associates First Capital Corp. Class A  28,067  2,157,651
Fleet Financial Group, Inc.   7,800  651,300
  6,947,151
FEDERAL SPONSORED CREDIT - 2.3%
Freddie Mac  83,000  3,906,188
Fannie Mae  40,100  2,436,075
  6,342,263
INSURANCE - 2.4%
Allstate Corp.   10,700  979,719
American International Group, Inc.   19,000  2,774,000
Aon Corp.   17,700  1,243,425
Hartford Financial Services Group, Inc.   14,200  1,624,125
  6,621,269
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   24,270  1,054,228
TOTAL FINANCE   47,109,685
HEALTH - 8.9%
DRUGS & PHARMACEUTICALS - 6.8%
American Home Products Corp.   102,500  5,304,375
Bristol-Myers Squibb Co.   39,400  4,528,538
Elan Corp. PLC ADR (a)  18,400  1,183,350
Merck & Co., Inc.   15,000  2,006,250
Pfizer, Inc.   7,800  847,763
Schering-Plough Corp.   22,200  2,034,075
Sigma Aldrich Corp.   15,000  526,875
Warner-Lambert Co.   28,600  1,984,125
  18,415,351
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
Allegiance Corp.   31,100  1,593,875
Baxter International, Inc.   6,900  371,306
Johnson & Johnson  14,600  1,076,750
McKesson Corp.   19,300  1,568,125
  4,610,056
MEDICAL FACILITIES MANAGEMENT - 0.4%
United HealthCare Corp.   15,000  952,500
TOTAL HEALTH   23,977,907
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
ELECTRICAL EQUIPMENT - 2.3%
General Electric Co.   59,300  5,396,300
Loral Space & Communications Ltd. (a)  29,800  841,850
  6,238,150
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Cooper Industries, Inc.   20,198  1,109,628
Tyco International Ltd.   53,712  3,383,856
  4,493,484
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc. (a)  31,800  1,570,125
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   12,301,759

COMMON STOCKS - CONTINUED
                                  SHARES    VALUE (NOTE 1)
MEDIA & LEISURE - 1.1%
BROADCASTING - 0.8%
Loral Orion Networks
 Systems, Inc. warrants (a):
 1/15/07  50 $ 750
 1/15/17  290  3,480
Teletrac Holdings, Inc.
 warrants 8/1/07 (a)  20  200
Time Warner, Inc.   24,917  2,128,846
UIH Australia/Pacific, Inc.
 warrants 5/15/06 (a)  150  750
  2,134,026
PUBLISHING - 0.3%
McGraw-Hill Companies, Inc.   9,700  791,156
TOTAL MEDIA & LEISURE   2,925,182
NONDURABLES - 4.7%
AGRICULTURE - 0.1%
Delta & Pine Land Co.   5,100  226,950
BEVERAGES - 0.4%
PepsiCo, Inc.   31,100  1,280,931
FOODS - 1.1%
Heinz (H.J.) Co.   22,500  1,262,813
Nabisco Holdings Corp. Class A  15,100  544,544
Sara Lee Corp.   20,700  1,157,906
  2,965,263
HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Co.   14,900  1,356,831
Unilever NV ADR  57,300  4,523,119
  5,879,950
TOBACCO - 0.9%
Philip Morris Companies, Inc.   60,800  2,394,000
TOTAL NONDURABLES   12,747,094
RETAIL & WHOLESALE - 2.1%
APPAREL STORES - 0.0%
Mothers Work  2  14
DRUG STORES - 0.6%
CVS Corp.   18,800  732,025
Rite Aid Corp.   22,040  827,878
  1,559,903
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp.   24,900  1,207,650
Penney (J.C.) Co., Inc.   3,800  274,788
Wal-Mart Stores, Inc.   42,300  2,569,725
  4,052,163
TOTAL RETAIL & WHOLESALE   5,612,080
SERVICES - 1.3%
PRINTING - 0.6%
Donnelley (R.R.) & Sons Co.   34,200  1,564,650
SERVICES - 0.7%
AccuStaff, Inc.   18,800  587,500
Service Corp. International  21,900  938,963
ServiceMaster Co.   9,000  342,563
  1,869,026
TOTAL SERVICES   3,433,676

                                  SHARES    VALUE (NOTE 1)
TECHNOLOGY - 5.3%
COMPUTER SERVICES & SOFTWARE - 0.9%
Concentric Network Corp. warrants
 12/15/07 (a)(c)  30 $ 4,050
First Data Corp.   28,100  936,081
Microsoft Corp. (a)  13,500  1,463,063
  2,403,194
COMPUTERS & OFFICE EQUIPMENT - 3.2%
International Business Machines Corp.   21,400  2,456,988
Pitney Bowes, Inc.   86,600  4,167,625
Quantum Corp. (a)  23,200  481,400
Xerox Corp.   16,100  1,636,163
  8,742,176
ELECTRONICS - 1.2%
AMP, Inc.   22,300  766,563
Motorola, Inc.   28,800  1,513,800
Texas Instruments, Inc.   16,400  956,325
  3,236,688
TOTAL TECHNOLOGY   14,382,058
UTILITIES - 5.7%
CELLULAR - 0.0%
McCaw International Ltd. warrants
 4/15/07 (a)(c)  290  1,450
Microcell Telecommunications, Inc.
 warrants 6/1/06 (a)(c)  520  10,046
  11,496
ELECTRIC UTILITY - 0.9%
CMS Energy Corp.   21,700  954,800
Duke Energy Corp.   17,200  1,019,100
PG&E Corp.   15,600  492,375
  2,466,275
GAS - 0.4%
Enron Corp.   20,400  1,102,875
TELEPHONE SERVICES - 4.4%
AT&T Corp.   33,000  1,885,125
GTE Corp.   32,500  1,807,813
Hyperion Telecommunications, Inc.
 Class A  363  5,695
MCI Communications Corp.   34,000  1,976,250
SBC Communications, Inc.   71,100  2,844,000
Sprint Corp.   5,500  387,750
WorldCom, Inc. (a)  58,200  2,819,063
  11,725,696
TOTAL UTILITIES   15,306,342
TOTAL COMMON STOCKS
 (Cost $138,918,241)   173,818,898
PREFERRED STOCKS - 0.9%
CONVERTIBLE PREFERRED STOCKS - 0.4%
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  4,000  96,000
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.,
 Series C, $3.00 (c)  4,000  303,000

PREFERRED STOCKS - CONTINUED
                                  SHARES    VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375
 QUIPS (c)  3,000 $ 157,500
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.2%
TJX Companies, Inc., Series E,
 $7.00  1,000  530,000
TOTAL CONVERTIBLE PREFERRED STOCKS   1,086,500
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Fresenius Medical Care Capital Trust II
 7 7/8%  40  39,825
INSURANCE - 0.0%
American Annuity Group Capital Trust II
 8 3/4%  50  52,137
TOTAL FINANCE   91,962
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Adelphia Communications Corp. $13  300  36,000
American Radio Systems Corp. 11 3/8%,
 pay-in-kind  855  98,966
CSC Holdings, Inc.:
 11 1/8% pay-in-kind (a)  1,718  196,711
 Series H, 11 3/4% pay-in-kind  300  34,575
Citadel Broadcasting Co., Series B,
 13 1/4% pay-in-kind  254  29,972
Time Warner, Inc., Series M, 10 1/4%,
 pay-in-kind  244  271,145
  667,369
PUBLISHING - 0.0%
PRIMEDIA, Inc.:
 Series D, $10  600  63,000
 8 5/8%, 4/1/10  580  56,840
  119,840
TOTAL MEDIA & LEISURE   787,209
UTILITIES - 0.2%
CELLULAR - 0.1%
Nextel Communications, Inc.:
 11 1/8% pay-in-kind (c)  102  105,060
 Series D 13% pay-in-kind  107  117,165
  222,225
TELEPHONE SERVICES - 0.1%
NEXTLINK Communications, Inc.
 14%, pay-in-kind  3,775  221,781
WinStar Communications, Inc.
 14 1/4%  73  86,870
  308,651
TOTAL UTILITIES   530,876
TOTAL NONCONVERTIBLE PREFERRED STOCKS   1,410,047
TOTAL PREFERRED STOCKS
 (Cost $1,930,901)   2,496,547
CORPORATE BONDS - 18.0%
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
CONVERTIBLE BONDS - 0.4%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
POLLUTION CONTROL - 0.0%
WMX Technologies, Inc.
 2%, 1/24/05 Ba1 $ 80,000 $ 79,600
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
 5%, 10/1/03 Baa  150,000  238,781
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Corporate Express, Inc.
 4 1/2%, 7/1/00 B3  250,000  229,844
TOTAL RETAIL & WHOLESALE   468,625
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Unisys Corp.
 8 1/4%, 3/15/06 B  130,000  535,600
TOTAL CONVERTIBLE BONDS   1,083,825
NONCONVERTIBLE BONDS - 17.6%
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
Lockheed Martin Corp.
 7.20%, 5/1/36 A3  300,000  327,684
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.
 6.45%, 8/15/04 Baa  500,000  504,960
Tracor, Inc.
 8 1/2%, 3/1/07 B1  40,000  43,500
  548,460
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  10,000  10,650
TOTAL AEROSPACE & DEFENSE   886,794
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.3%
Atlantis Group, Inc.
 11%, 2/15/03 B2  10,000  10,200
Huntsman Corp.
 9 1/2%, 7/1/07 (c) B2  400,000  402,000
Koppers Industry, Inc.
 9 7/8%, 12/1/07 B2  280,000  289,800
Sterling Chemicals, Inc.
 11 1/4%, 4/1/07 B3  30,000  29,550
  731,550
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  20,000  22,150
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  80,000  79,800
WCI Steel, Inc.
 10%, 12/1/04 B2  40,000  41,100
WHX Corp.
 10 1/2%, 4/15/05 B3  70,000  70,875
  213,925
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.1%
Doe Run Resources Corp. (c):
 12.00875%, 3/15/03 (h) B2 $ 20,000 $ 20,200
 11 1/4%, 3/15/05  B2  290,000  292,900
  313,100
PACKAGING & CONTAINERS - 0.2%
Norampac, Inc.
 9 1/2%, 2/1/08 (c) B2  50,000  50,750
Owens Illinois, Inc.:
 7.15%, 5/15/05 Ba1  200,000  200,838
 7.35%, 5/15/08 Ba1  200,000  201,091
 7.80%, 5/15/18 Ba1  250,000  255,829
  708,508
PAPER & FOREST PRODUCTS - 0.2%
APP Finance II Mauritius Ltd.
 12%, 3/15/04 Caa  85,000  58,225
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  20,000  19,550
Indah Kiat Finance Mauritius Ltd.
 10%, 7/1/07 Caa  10,000  7,150
Mail-Well Corp.
 10 1/2%, 2/15/04 B  10,000  10,700
Millar Western Forest
 9 7/8%, 5/15/08 (c) B3  50,000  49,000
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  260,000  260,000
Pindo Deli Finance Mauritius Ltd.
 10 1/4%, 10/1/02 Caa  20,000  14,200
Stone Container Corp.
 11 7/8%, 12/1/98 B2  30,000  30,675
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 Ba3  30,000  31,800
Tjiwi Kimia Mauritius Ltd.
 10%, 8/1/04 Ba3  20,000  13,900
  495,200
TOTAL BASIC INDUSTRIES   2,462,283
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.1%
American Standard, Inc.
 7 3/8%, 2/1/08 Ba3  100,000  97,750
Insiloc Corp. 10 1/4%,
 8/15/07 B3  10,000  10,250
  108,000
REAL ESTATE - 0.0%
LNR Property Corp.
 9 3/8%, 3/15/08 (c) B1  70,000  69,825
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Centerpoint Properties Trust
 6 3/4%, 4/1/05 Baa  100,000  100,172
EOP Operating L.P. (c):
 6 5/8%, 2/15/05 Baa  200,000  199,976
 6 3/4%, 2/15/08 Baa  300,000  299,631
  599,779
TOTAL CONSTRUCTION & REAL ESTATE   777,604

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
DURABLES - 0.8%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Advance Holding Corp.
 12 7/8%, 4/15/09 (c)(d) Caa $ 20,000 $ 11,900
Advance Stores Co., Inc.
 10 1/4%, 4/15/08 (c) Caa  290,000  300,150
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  15,000  16,350
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (c) B3  60,000  58,650
Morris Material Handling, Inc.
 9 1/2%, 4/1/08 (c) B2  320,000  297,600
  684,650
CONSUMER DURABLES - 0.0%
Corning Consumer Products Co.
 9 5/8%, 5/1/08 (c) B3  70,000  69,825
HOME FURNISHINGS - 0.1%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B1  29,000  31,828
Interlake Corp.
 12 1/8%, 3/1/02 B3  50,000  51,500
Sealy Mattress Co. (c):
 9 7/8%, 12/15/07  B3  160,000  163,200
 10 7/8%, 12/15/07 (d) B3  20,000  13,000
  259,528
TEXTILES & APPAREL - 0.4%
Cluett American Corp.
 10 1/8%, 5/15/08 (c) B3  30,000  29,775
Levi Strauss & Co.
 6.80%, 11/1/03 (c) Baa  570,000  581,936
Polymer Group, Inc.
 9%, 7/1/07 B2  350,000  354,375
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 B2  40,000  41,200
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (c) Ba3  90,000  90,338
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  60,000  60,000
  1,157,624
TOTAL DURABLES   2,171,627
ENERGY - 0.6%
COAL - 0.1%
Level 3 Communications, Inc.
 9 1/4%, 5/1/08 (c) B3  160,000  155,600
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (c) B2  75,000  77,063
  232,663
ENERGY SERVICES - 0.0%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  20,000  19,200
Grey Wolf, Inc.
 8 7/8%, 7/1/07 (c) B1  60,000  57,600
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (c) B3  10,000  9,475
Pool Energy Services Co.
 8 5/8%, 4/1/08 (c) B2  60,000  57,150
  143,425
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.5%
Canadian Forest Oil Ltd.:
 8 3/4%, 9/15/07 B2 $ 10,000 $ 9,700
 8 3/4%, 9/15/07 (c) B2  30,000  29,025
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (c) B1  50,000  50,125
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  250,000  257,500
Gothic Production Corp.
 11 1/4%, 5/1/05 (c) B3  70,000  66,500
Great Lakes Carbon Corp.
 10 1/4%, 5/15/08 (c) B3  50,000  50,500
Hurricane Hydrocarbons Ltd.
 11 3/4%, 11/1/04 (c) B3  10,000  9,700
Petroleum Geo-Services ASA
 7 1/8%, 3/30/28 Baa  300,000  303,612
Plains Resources, Inc.:
 Series B, 10 1/4%, 3/15/06 B2  300,000  312,750
 Series D, 10 1/4%, 3/15/06 B2  20,000  20,850
Seven Seas Petroleum, Inc.
 12 1/2%, 5/15/05 (c) Caa  10,000  10,000
Southwest Royalties, Inc.
 10 1/2%, 10/15/04 B3  10,000  8,550
USX-Marathon Group
 6.85%, 3/1/08 Baa  150,000  151,029
  1,279,841
TOTAL ENERGY   1,655,929
FINANCE - 6.1%
ASSET-BACKED SECURITIES - 2.3%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19 Ba2  100,000  109,750
Capital Equipment Receivables
 Trust 6.11%, 7/15/99 Aaa  1,199,229  1,201,483
Chevy Chase Auto Receivable
 Trust 5.91%, 12/15/04 Aaa  130,000  129,818
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12 Aaa  1,000,000  1,000,930
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02 A1  610,000  615,478
 6.20%, 12/15/02 Baa  510,000  509,108
 6.40%, 12/15/02 Baa  80,000  79,954
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  35,811  35,845
Key Plastics, Inc.
 10 1/4%, 3/15/07 A2  770,000  772,527
Key Auto Finance Trust
 Class C 6.65%, 10/15/03 Baa  230,000  230,395
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07 Aaa  1,000,000  1,033,420
Sears Credit Account Master Trust II
 6 1/2%, 10/15/03 Aaa  630,000  634,133
  6,352,841

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
BANKS - 1.7%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3 $ 500,000 $ 507,490
Banc One Corp.
 6.70%, 3/24/00 Aa3  350,000  353,990
Banco Latinoamericano
 Exportaciones SA euro
 6.90%, 12/4/99 (c) Baa  100,000  101,282
Barclays Bank PLC yankee:
 5 7/8%, 7/15/00 A1  350,000  349,521
 5.95%, 7/15/01 A1  450,000  449,100
Capital One Bank:
 6.74%, 5/31/99 Baa  260,000  261,716
 6 3/8%, 2/15/03 Baa  250,000  249,763
First Chicago Institutional
 Capital Class, B 7 3/4%,
 12/1/26 (c) A1  1,000,000  1,082,350
First USA Bank 6 1/2%,
 12/23/99 Aa2  250,000  252,013
MBNA Corp.:
 6 7/8%, 11/15/02 Baa  300,000  305,232
 6.34%, 6/2/03 Baa  100,000  100,030
NB Capital Trust IV
 8 1/4%, 4/15/27 Aa3  330,000  368,561
Summit Bancorp.
 8 5/8%, 12/10/02 BBB  100,000  109,024
  4,490,072
CREDIT & OTHER FINANCE - 1.9%
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa  250,000  280,983
Arcadia Financial Ltd.
 11 1/2%, 3/15/07 B2  20,000  19,850
BankBoston Capital Trust II
 7 3/4%, 12/15/26 A2  500,000  525,725
CEX Holdings, Inc.
 9 5/8%, 6/1/08 (c) B2  50,000  50,500
Chase Capital I
 7.67%, 12/1/26 Aa3  765,000  803,112
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A2  180,000  181,179
First Security Capital I
 8.41%, 12/15/26 A3  110,000  123,463
GST Network Funding, Inc.
 10 1/2%, 5/1/08 (c)(d) -  60,000  36,150
General Electric Capital Corp.
 6.94%, 4/13/09 (f) Aaa  480,000  483,413
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 B2  20,000  20,200
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  330,000  330,000
Iridium Operating LLC/Iridium
 Capital Corp.:
 10 7/8%, 7/15/05 B3  150,000  148,875
 11 1/4%, 7/15/05 B3  50,000  50,125
JPM Capital Trust II
 7.95%, 2/1/27 Aa3  50,000  54,047
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  1,000,000  1,059,180
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
MCN Investment Corp.
 6.03%, 2/1/01 Baa $ 180,000 $ 180,441
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  200,000  208,938
Ocwen Capital Trust
 10 7/8%, 8/1/27 B2  20,000  21,800
Olympic Financial Ltd.
 11 1/2%, 3/15/07 B2  30,000  30,000
PNC Institutional Capital
 Trust 8.315%, 5/15/27 (c) A2  600,000  668,496
  5,276,477
SAVINGS & LOANS - 0.2%
Long Island Savings Bank
 6.20%, 4/2/01 Baa  500,000  500,620
TOTAL FINANCE   16,620,010
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
 11 3/4%, 7/1/00 (h) Caa  40,000  38,800
MEDICAL FACILITIES MANAGEMENT - 0.2%
Fountain View, Inc.
 11 1/4%, 4/15/08 (c) Caa  20,000  20,350
Integrated Health Services, Inc.,
 Series A, 9 1/4%, 1/15/08 B2  280,000  290,500
Oxford Health Plans, Inc.
 11%, 5/15/05 (c) Caa  10,000  10,250
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  20,000  20,550
 8 1/8%, 12/1/08 (c) Ba3  230,000  231,150
  572,800
TOTAL HEALTH   611,600
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa  340,000  361,043
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
ELECTRICAL EQUIPMENT - 0.1%
Amphenol Corp.
 9 7/8%, 5/15/07 B2  10,000  10,525
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (d) B2  75,000  73,031
Motors & Gears, Inc.,
 Series D,
 10 3/4%, 11/15/06 B3  80,000  84,800
Telex Communications, Inc.
 10 1/2%, 5/1/07 B2  45,000  40,500
  208,856

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Continental Global Group, Inc.
 11%, 4/1/07 B2 $ 20,000 $ 20,800
Goss Graphic System, Inc.
 12%, 10/15/06 B2  30,000  30,750
Tenneco, Inc.
 8.075%, 10/1/02 Baa  300,000  319,545
Thermadyne Holdings Corp.
 0%, 6/1/08 (c)(d) Caa  70,000  38,850
Thermadyne Manufacturing
 LLC 9 7/8%, 6/1/08 (c) B3  60,000  60,450
Tyco International Group SA
 yankee 6 1/8%, 6/15/01 Baa  1,000,000  1,000,820
  1,471,215
POLLUTION CONTROL - 0.2%
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  40,000  39,500
WMX Technologies, Inc.
 7.10%, 8/1/26 Baa  400,000  416,240
  455,740
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,135,811
MEDIA & LEISURE - 2.3%
BROADCASTING - 1.7%
ACME Television LLC/ACME
 Financial Corp.
  0%, 9/30/04 (d) B3  50,000  41,125
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  65,238  66,274
 9 7/8%, 3/1/07 B2  30,000  32,475
Albritton Communications
 Co. 8 7/8%, 2/1/08 B3  250,000  270,000
Ascent Entertainment
 Group, Inc.
 0%, 12/15/04 (d) B3  100,000  64,000
Century Communications
 Corp. 0%, 1/15/08 Ba3  90,000  40,838
Continental Cablevision, Inc.:
 8.30%, 5/15/06 Baa  70,000  77,721
 9%, 9/1/08 Baa  540,000  634,970
Diamond Cable Communications
 PLC yankee (d):
 0%, 12/15/05 Caa  10,000  8,250
 0%, 2/15/07 Caa  20,000  14,750
Echostar Satellite
 Broadcasting Corp.
 0%, 3/15/04 (d) B3  60,000  55,050
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  10,000  10,600
 9 3/8%, 12/1/05 B3  10,000  10,300
International Cabletel, Inc.
 0%, 2/1/06 (d) B3  190,000  154,375
LIN Holdings Corp.
 0%, 3/1/08 (c)(d) B3  30,000  20,250
NTL, Inc.
 0%, 4/1/08 (c)(d) B3  340,000  221,000
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Olympus Communications
 LP/Olympus Capital Corp
 10 5/8%, 11/15/06 B1 $ 60,000 $ 66,300
Orion Network Systems, Inc.:
 0%, 1/15/07 (d) B2  260,000  196,300
 11 1/4%, 1/15/07 B2  40,000  44,200
Renaissance Media Group
 0%, 4/15/08 (c)(d) B3  10,000  6,225
Rogers Cablesystems Ltd.
 yankee 10 1/8%, 9/1/12 Ba3  10,000  10,900
Satelites Mexicanos SA de CV (c):
 9.39%, 6/30/04 (f) -  90,000  89,100
 10 1/8%, 11/1/04 B3  70,000  67,550
TCI Communication, Inc.:
 6.82%, 9/15/10 Baa  250,000  250,348
 8 3/4%, 8/1/15 Baa  250,000  300,980
Telewest PLC
 0%, 10/1/07 (d) B1  40,000  33,050
Time Warner, Inc.:
 8.18%, 8/15/07 Baa  1,000,000  1,114,290
 6 7/8%, 6/15/18 Baa  180,000  180,702
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06 B2  180,000  106,200
 0%, 5/15/06 B2  30,000  17,700
United International
 Holdings, Inc.
 0%, 2/15/08 (d) B3  390,000  237,900
Young Broadcasting, Inc.,
 Series B, 8 3/4%, 6/15/07 B2  40,000  41,700
  4,485,423
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  60,000  59,700
Cinemark USA, Inc.:
 8 1/2%, 8/1/08 (Reg. S) B2  40,000  39,100
 9 5/8%, 8/1/08 B2  30,000  30,900
Premier Parks, Inc. 0%, 4/1/08 B3  60,000  39,825
Viacom, Inc. 8%, 7/7/06 B1  110,000  113,300
  282,825
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/Aladdin
 Capital Units
 0%, 3/1/10 (c)(d) Caa  70,000  32,550
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 B3  20,000  21,650
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  40,000  42,000
  96,200
PUBLISHING - 0.3%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 B2  110,000  112,063

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
News America, Inc.:
 6 5/8%, 1/9/08 Baa $ 145,000 $ 144,746
 7 1/4%, 5/18/18 (c) Baa  600,000  614,796
  871,605
RESTAURANTS - 0.1%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 B3  30,000  31,800
Foodmaker, Inc. 8 3/8%,
 4/15/08 (c) B1  20,000  20,000
SC International Services, Inc.,
 Series B, 9 1/4%, 9/1/07 B2  300,000  306,375
  358,175
TOTAL MEDIA & LEISURE   6,094,228
NONDURABLES - 0.4%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3  130,000  130,000
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 11%, 6/15/04 B3  40,000  40,000
Philip Morris Companies, Inc.:
 7%, 7/15/05 A2  500,000  511,525
 6.95%, 6/1/06 A2  250,000  258,965
  810,490
TOTAL NONDURABLES   940,490
PRECIOUS METALS - 0.2%
Centaur Mining & Exploration
 Ltd. 11%, 12/1/07 (c) B1  60,000  61,350
Great Central Mines Ltd.
 8 7/8%, 4/1/08 (c) Ba2  360,000  353,700
  415,050
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.0%
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  10,000  10,725
Specialty Retailers, Inc.
 9%, 7/15/07 B2  110,000  114,125
  124,850
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 A3  300,000  306,381
 6.40%, 2/15/03 A3  400,000  404,360
Federated Department Stores, Inc.
 6.79%, 7/15/27 Baa  500,000  511,525
  1,222,266
GROCERY STORES - 0.2%
American Stores Co.
 7 1/2%, 5/1/37 Baa  250,000  274,395
Kroger Co. 6%, 7/1/00 Baa  270,000  269,714
Pathmark Stores, Inc.
 9 5/8%, 5/1/03 Caa  120,000  121,500
  665,609
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
Amazon.com, Inc.
 0%, 5/1/08 (c)(d) Caa $ 220,000 $ 134,200
Big 5 Corp.
 10 7/8%, 11/15/07 B2  30,000  31,125
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  40,000  42,200
HMV Media Group PLC
 10 1/4%, 5/15/08 (c) B3  50,000  50,750
Home Interiors & Gifts, Inc.
 10 1/8%, 6/1/08 (c) B2  60,000  61,350
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa  320,000  304,000
J Crew Group, Inc.
 0%, 10/15/08 (d) Caa  80,000  44,800
Metals USA, Inc.
 8 5/8%, 2/15/08 (c) B2  290,000  280,575
U.S. Office Products Co.
 9 3/4%, 6/15/08 (c) B3  10,000  9,900
  958,900
TOTAL RETAIL & WHOLESALE   2,971,625
SERVICES - 0.4%
LEASING & RENTAL - 0.1%
Apcoa, Inc. 9 1/4%,
 3/15/08 (c) Caa  40,000  39,700
AP Holdings, Inc.
 0%, 3/15/08 (c)(d) Caa  30,000  17,850
Hollywood Entertainment Corp.
 10 5/8%, 8/15/04 B3  330,000  336,600
  394,150
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  40,000  42,100
SERVICES - 0.3%
Iron Mountain, Inc.
 8 3/4%, 9/30/09 B3  280,000  285,600
Medaphis Corp.
 9 1/2%, 2/15/05 (c) B2  72,000  69,840
Signature Resorts, Inc.:
 9 1/4%, 5/15/06 B2  50,000  49,750
 9 3/4%, 10/1/07 B3  40,000  38,900
SITEL Corp.
 9 1/4%, 3/15/06 (c) B2  250,000  238,750
Teligent, Inc.
 0%, 3/1/08 (c)(d) Caa  100,000  55,250
  738,090
TOTAL SERVICES   1,174,340
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.1%
Jordan Telecommunication
 Products, Inc.:
 0%, 8/1/07 (d) B3  60,000  49,200
 9 7/8%, 8/1/07 B3  30,000  30,600
  79,800

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
COMPUTER SERVICES & SOFTWARE - 0.2%
Concentric Network Corp.
 12 3/4%, 12/15/07 - $ 30,000 $ 31,950
DecisionOne Corp.
 9 3/4%, 8/1/07 B3  250,000  240,000
DecisionOne Holdings Corp.
 0%, 8/1/8 unit (d) Caa  80,000  48,000
ICG Services, Inc. (c)(d):
 0%, 2/15/08 -  490,000  295,225
 0%, 5/1/08 -  30,000  17,550
  632,725
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc.
 6.10%, 6/5/01 Baa  250,000  250,650
General Binding Corp.
 9 3/8%, 6/1/08 (c) B2  80,000  81,200
  331,850
ELECTRONIC INSTRUMENTS - 0.1%
Fisher Scientific International,
 Inc. 9%, 2/1/08 B3  30,000  29,850
Telecommunications Techniques
 Co. 9 3/4%, 5/15/08 (c) B3  80,000  81,400
  111,250
ELECTRONICS - 0.0%
American Mobile Satellite Corp.
 Unit 12 1/4%, 4/1/08 (c) -  20,000  18,600
Communications Instruments,
 Inc. 10%, 9/15/04 B3  20,000  20,400
Hadco Corp.
 9 1/2%, 6/15/08 (c) B2  30,000  29,625
  68,625
TOTAL TECHNOLOGY   1,224,250
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc.
 9 1/4%, 4/15/08 (c) B3  30,000  29,963
Atlas Air, Inc. pass through
 trust 12 1/4%, 12/1/02 Ba3  30,000  33,150
Kitty Hawk, Inc.
 9.95%, 11/15/04 B1  70,000  72,800
  135,913
RAILROADS - 0.4%
Burlington Northern Santa Fe
 Corp.:
 6 7/8%, 12/1/27 Baa  1,000,000  1,016,250
 7.29%, 6/1/36 Baa  150,000  165,764
  1,182,014
SHIPPING - 0.0%
Holt Group, Inc. 9 3/4%,
 1/15/06 (c) Caa  50,000  49,000
TOTAL TRANSPORTATION   1,366,927
CORPORATE BONDS - CONTINUED
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.1%
CELLULAR - 0.6%
CellNet Data Systems, Inc.
 0%, 10/1/07 (d) - $ 80,000 $ 42,800
Cencall Communications Corp.
 0%, 1/15/04 (d) B2  10,000  9,825
Iridium LLC/ Iridium Capital Corp.
 13%, 7/15/05 B3  10,000  10,725
McCaw International Ltd.
 0%, 4/15/07 (d) Caa  300,000  196,500
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  40,000  29,900
Millicom International Cellular
 SA 0%, 6/1/06 (d) B3  600,000  465,000
Nextel International, Inc.
 12 1/8%, 4/15/08 (c) Caa  220,000  127,600
Nextel Communications, Inc. (d):
 0%, 8/15/04 B2  180,000  175,050
 0%, 2/15/08 (c) B2  240,000  154,200
PageMart Wireless, Inc.
 0%, 2/1/08 (d) Caa  320,000  192,000
Pagemart Nationwide, Inc.
 0%, 2/1/05 (d) B3  40,000  35,400
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  140,000  141,050
Teletrac, Inc. 14%, 8/1/07 Caa  10,000  9,000
Telesystem International
 Wireless, Inc. (d):
 0%, 6/30/07 Caa  80,000  52,400
 0%, 11/1/07 Caa  110,000  65,175
  1,706,625
ELECTRIC UTILITY - 0.5%
Avon Energy Partners Holding
 6.46%, 3/4/08 (c) Baa  300,000  301,329
Israel Electric Corp. Ltd.
 7 3/4%, 12/15/27 (c) A3  795,000  819,407
Niagara Mohawk Power Corp.:
 7 3/4%, 10/1/08 Ba3  30,000  30,713
 0%, 7/1/10 (d) Ba3  10,000  6,850
Texas Utilities Co.
 6 3/8%, 1/1/08 Baa  200,000  197,800
  1,356,099
GAS - 0.2%
Columbia Gas System, Inc.
 6.61%, 11/28/02 Baa  379,000  383,302
TELEPHONE SERVICES - 0.8%
Cable & Wireless Communications
 PLC 6 3/8%, 3/6/03 Baa  300,000  300,252
Covad Communications Group
 Unit 0%, 3/15/08 (c)(d) -  60,000  30,600
Dobson Wireline Co.
 12 1/4%, 6/15/08 (c) -  70,000  68,425
GST Telecommunications, Inc.
 12 3/4%, 11/15/07 -  60,000  69,450
GST USA, Inc.
 0%, 12/15/05 (d) -  10,000  8,100

                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d) B3 $ 160,000 $ 118,800
 12 1/4%, 9/1/04 B3  30,000  32,250
IXC Communications, Inc.
 9%, 4/15/08 (c) B3  100,000  99,000
KMC Telecom Holdings, Inc.
 0%, 2/15/08 units (c) -  70,000  40,950
McLeodUSA, Inc.
 0%, 3/1/07 (d) B2  340,000  254,150
Netia Holdings B.V.:
 0%, 11/1/07 (d) B3  20,000  13,000
 10 1/4%, 11/1/07 B3  20,000  19,200
Pathnet, Inc. Unit
 12 1/2%, 4/15/08 (c) -  30,000  31,800
Rhythms NetConnections, Inc.
 Unit 0%, 5/15/08 (c)(d) -  80,000  38,800
Teleport Communications Group,
 Inc. 0%, 7/1/07 (d) Baa  300,000  257,625
Winstar Communications, Inc.:
 0%, 10/15/05 (d) Caa  40,000  33,800
 14 1/2%, 10/15/05 Caa  70,000  96,600
 11%, 3/15/08 (c) -  65,000  64,675
WorldCom, Inc.:
 8 7/8%, 1/15/06 Baa  184,000  200,168
 7 3/4%, 4/1/07 Baa  460,000  498,944
  2,276,589
TOTAL UTILITIES   5,722,615
TOTAL NONCONVERTIBLE BONDS   47,592,226
TOTAL CORPORATE BONDS
 (Cost $47,650,700)   48,676,051
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 3.1%
U.S. TREASURY OBLIGATIONS - 2.6%
 5 1/2%, 11/15/98 to
 12/31/98 Aaa  3,220,000  3,221,003
 5 7/8%, 11/30/01 Aaa  1,935,00  1,954,660
 7%, 7/15/06 Aaa  1,580,00  1,725,407
  6,901,070
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Bank:
 7.59%, 3/10/05 Aaa  190,000  208,466
 7.56% 9/01/04 Aaa  310,000  338,725
Fannie Mae 6.72%, 8/1/05 Aaa  720,000  757,346
Government Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Defense Security Assistance
 Agency) Class 2-E,
 9.40%, 5/15/02 Aaa  99,003  104,678
  1,409,215
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $8,236,471)   8,310,285
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 9.1%
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
FEDERAL HOME LOAN GUARANTEED - 0.4%
7%, 6/1/99 to 7/1/01 Aaa $ 313,245 $ 316,681
7 1/2%, 12/1/27 to 4/1/28 Aaa  718,340  736,068
  1,052,749
FANNIE MAE - 7.7%
5 1/2%, 2/1/03 to 2/1/26 Aaa  890,170  875,425
6%, 4/1/11 to 4/1/13 Aaa  6,159,670  6,092,669
6 1/2%, 9/1/27 to 4/1/28 Aaa  8,899,607  8,863,385
7%, 7/1/28 (i) Aaa  270,000  273,797
7%, 8/1/25 Aaa  4,682,471  4,749,759
   20,855,035
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
7%, 10/1/23 to 11/1/27 Aaa  828,338  841,959
7 1/2%, 6/1/27 to 3/1/28 Aaa  1,929,287  1,982,940
  2,824,899
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $24,634,615)   24,732,683
U.S. GOVERNMENT AGENCY - 0.4%
Freddie Mac planned amortization
 class Series 1645 Class ZA,
 5 1/2%, 4/15/05 Aaa  657,462  652,942
Fannie Mae planned
 ammortization class
 Series 1993-129 Class D,
 6.10%, 6/25/05 Aaa  500,000  500,078
TOTAL U.S. GOVERNMENT AGENCY
 (Cost $1,132,566)   1,153,020
COMMERCIAL MORTGAGE SECURITIES - 0.7%
CS First Boston Mortgage
 Securities Corp.:
 Series 1997-C2 Class D,
 7.27%, 4/17/11 Baa  220,000  225,638
 floater Series 1998-FL1 Class E,
 6.51%, 1/10/13 (c)(h) Baa  420,000  420,000
GS Mortgage Securities Corp. II
 Series 1998-GLII Class E,
 7.19%, 4/13/31 (c)(h) Baa  500,000  489,655
Thirteen Affiliates of General
 Growth Properties, Inc.
 sequential pay Series A-2,
 6.602%, 11/15/12 (c) Aaa  500,000  512,320
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  143,915  146,323
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $1,766,681)   1,793,936
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.1%
                            MOODY'S      PRINCIPAL     VALUE
                            RATINGS (E)  AMOUNT        (NOTE 1)
Quebec Province yankee
 6.86%, 4/15/26 (f)
 (Cost $240,223) A2 $ 250,000 $ 262,350
SUPRANATIONAL OBLIGATIONS - 0.2%
Inter American Development
 Bank yankee 6.29%, 7/16/27
 (Cost $496,855) Aaa  500,000  526,105
CERTIFICATES OF DEPOSIT - 0.2%
Canadian Imperial Bank of Commerce
 NY Branch yankee 6.20%, 8/1/00
 (Cost $500,750) Aa3  500,000  502,650
CASH EQUIVALENTS - 3.1%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $8,373,587)  8,373,587  8,373,587
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $233,881,590)  $ 270,646,112
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,127,644 or 4.9% of net assets.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $173,000,105 and $139,491,548, respectively, of which long-term U.S. government and government agency obligations aggregated $52,321,698 and $53,949,759, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $16,249 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 18.9% AAA, AA, A 17.9%
Baa         6.0% BBB         6.3%
Ba          0.7% BB          0.9%
B           4.5% B           4.8%
Caa         0.0% CCC         0.5%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $233,920,316. Net unrealized appreciation aggregated $36,725,796, of which $38,972,359 related to appreciated investment securities and $2,246,563 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                          $ 270,646,112
(COST $233,881,590) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                          31,907

RECEIVABLE FOR INVESTMENTS SOLD                                                                               723,449

RECEIVABLE FOR FUND SHARES SOLD                                                                               149,463

DIVIDENDS RECEIVABLE                                                                                          233,719

INTEREST RECEIVABLE                                                                                           988,341

OTHER RECEIVABLES                                                                                             5,340

 TOTAL ASSETS                                                                                                 272,778,331

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 REGULAR DELIVERY                                                                               $ 4,025,901

 DELAYED DELIVERY                                                                                273,973

PAYABLE FOR FUND SHARES REDEEMED                                                                 121,395

ACCRUED MANAGEMENT FEE                                                                           95,127

DISTRIBUTION FEES PAYABLE                                                                        189

OTHER PAYABLES AND                                                                               43,511
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                            4,560,096

NET ASSETS                                                                                                   $ 268,218,235

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                              $ 216,899,921

UNDISTRIBUTED NET INVESTMENT INCOME                                                                           3,527,181

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           11,026,609

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                     36,764,524
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                   $ 268,218,235

INITIAL CLASS:                                                                                                $15.36
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($265,041,966 (DIVIDED BY) 17,255,531
 SHARES)

SERVICE CLASS:                                                                                               $15.33
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($3,176,269 (DIVIDED BY) 207,190 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                              $ 1,366,881
DIVIDENDS

INTEREST                                                                        2,968,590

 TOTAL INCOME                                                                   4,335,471

EXPENSES

MANAGEMENT FEE                                                    $ 529,791

TRANSFER AGENT FEES                                                84,081

DISTRIBUTION FEES - SERVICE CLASS                                  344

ACCOUNTING FEES AND EXPENSES                                       72,802

NON-INTERESTED TRUSTEES' COMPENSATION                              429

CUSTODIAN FEES AND EXPENSES                                        7,860

AUDIT                                                              13,953

LEGAL                                                              1,552

MISCELLANEOUS                                                      2,773

 TOTAL EXPENSES BEFORE REDUCTIONS                                  713,585

 EXPENSE REDUCTIONS                                                (14,001)     699,584

NET INVESTMENT INCOME                                                           3,635,887

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             11,133,975

 FOREIGN CURRENCY TRANSACTIONS                                     2,830        11,136,805

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             12,306,003

 ASSETS AND LIABILITIES IN                                         260          12,306,263
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                 23,443,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ 27,078,955

OTHER INFORMATION                                                              $ 11,810
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                             2,191

                                                                               $ 14,001



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                        SIX MONTHS ENDED  YEAR ENDED
                                                                                           JUNE 30, 1998     DECEMBER 31,
                                                                                            (UNAUDITED)       1997


OPERATIONS                                                                                  $ 3,635,887    $ 5,313,482
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                      11,136,805     8,597,009

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                         12,306,263     16,949,433

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              27,078,955     30,859,924

DISTRIBUTIONS TO SHAREHOLDERS                                                                (5,425,338)    (2,678,656)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                        (8,288,727)    -

 TOTAL DISTRIBUTIONS                                                                          (13,714,065)   (2,678,656)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                  40,305,230     83,257,215

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     53,670,120     111,438,483

NET ASSETS

 BEGINNING OF PERIOD                                                                          214,548,115    103,109,632

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,527,181 AND $5,297,948,
RESPECTIVELY)                                                                                 $ 268,218,235  $ 214,548,115



OTHER INFORMATION:


     SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES       DOLLARS    YEAR ENDED DECEMBER 31, 1997

                                                                   (UNAUDITED)            SHARES       DOLLARS

SHARE TRANSACTIONS                                           2,750,547    $ 40,845,479    7,435,394    $ 99,539,917
INITIAL CLASS
 SOLD

  REINVESTED                                                 974,658       13,713,433     215,153       2,678,656

  REDEEMED                                                   (1,179,203)   (17,361,079)   (1,375,161)   (18,971,358)

  NET INCREASE (DECREASE)                                    2,546,002    $ 37,197,833    6,275,386    $ 83,247,215

 SERVICE CLASS A                                             208,424      $ 3,136,133     706          $ 10,000
 SOLD

  REINVESTED                                                 46            642            -             -

  REDEEMED                                                   (1,986)       (29,378)       -             -

  NET INCREASE (DECREASE)                                    206,484      $ 3,107,397     706          $ 10,000

DISTRIBUTIONS                                                             $ 5,425,084                  $ 2,678,656
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                         8,288,339                    -

 TOTAL                                                                    $ 13,713,423                 $ 2,678,656

 SERVICE CLASS - NET INVESTMENT INCOME                                    $ 254                        $ -

 SERVICE CLASS - NET REALIZED GAIN                                         388                          -

 TOTAL                                                                    $ 642                        $ -

                                                                          $ 13,714,065                 $ 2,678,656

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS


                                                            SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 1998

SELECTED PER-SHARE DATA                                           (UNAUDITED)  1997       1996      1995

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 14.58     $ 12.23    $ 11.17    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .22 D       .44 D      .33        .14

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.47        2.22       .78        1.25

 TOTAL FROM INVESTMENT OPERATIONS                                   1.69        2.66       1.11       1.39

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.36)       (.31)      (.01) F    (.14)

 FROM NET REALIZED GAIN                                             (.55)       -          (.04) F    (.08)

 TOTAL DISTRIBUTIONS                                                (.91)       (.31)      (.05)      (.22)

NET ASSET VALUE, END OF PERIOD                                     $ 15.36     $ 14.58    $ 12.23    $ 11.17

TOTAL RETURN B, C                                                   12.16%      22.18%     9.98%      13.92%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 265,042   $ 214,538  $ 103,110  $ 43,155

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .60% A      .61%       .72%       1.42% G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .59% A, H   .60% H     .71% H     1.42%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                3.06% A     3.28%      3.63%      3.56%

PORTFOLIO TURNOVER                                                  123% A      98%        163%       248%

AVERAGE COMMISSION RATE I                                          $ .0409     $ .0423     .0165




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                                    SIX MONTHS ENDED  YEAR ENDED
                                                                                    JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                             (UNAUDITED)       1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                                                $ 14.59     $ 14.16

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                              .21 D       .08 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                            1.44        .35

 TOTAL FROM INVESTMENT OPERATIONS                                                   1.65        .43

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                         (.36)       -

 FROM NET REALIZED GAIN                                                             (.55)       -

 TOTAL DISTRIBUTIONS                                                                (.91)       -

NET ASSET VALUE, END OF PERIOD                                                      $ 15.33     $ 14.59

TOTAL RETURN B, C                                                                   11.87%      3.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                             $ 3,176     $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                             .70% A      .71% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                    .69% A, H   .71% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                3.07% A     3.43% A

PORTFOLIO TURNOVER                                                                  123% A      98%

AVERAGE COMMISSION RATE I                                                           $ .0409     $ .0423

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES
TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1  LIFE OF
JUNE 30,1998                                       YEAR    FUND

VIP II: ASSET MGR: GROWTH - "INITIAL CLASS"        21.80%  22.89%

FIDELITY AGGRESSIVE COMPOSITE                      23.91%  N/A

 S&P 500 (REGISTERED TRADEMARK)                    30.16%  32.30%

 LB AGGREGATE BOND                                 10.54%  10.15%

 LB 3 MONTH T-BILL                                 5.53%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO FUNDS AVERAGE  18.12%  N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.
You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charge.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             VIP II Asset Mgr Growth     FID Aggressive Composite
S&P 500                     LB Aggregate Bond
             00159                       F0022
SP001                       LB001
  1995/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1995/02/28      10149.70                    10319.62
   10389.70                    10238.00
  1995/03/31      10289.42                    10539.71
   10696.30                    10300.45
  1995/04/30      10558.88                    10785.50
   11011.31                    10444.66
  1995/05/31      10708.58                    11199.23
   11451.43                    10848.87
  1995/06/30      11137.72                    11397.77
   11717.44                    10928.06
  1995/07/31      11546.91                    11633.53
   12106.00                    10904.02
  1995/08/31      12065.87                    11695.86
   12136.38                    11035.96
  1995/09/30      12245.51                    12052.97
   12648.54                    11143.01
  1995/10/31      11776.45                    12083.85
   12603.38                    11287.87
  1995/11/30      11986.03                    12487.56
   13156.67                    11457.19
  1995/12/31      12277.71                    12701.01
   13410.07                    11617.59
  1996/01/31      12569.78                    13008.92
   13866.55                    11694.26
  1996/02/29      12613.39                    13009.89
   13995.09                    11490.78
  1996/03/31      12840.37                    13059.96
   14129.86                    11410.35
  1996/04/30      13143.01                    13162.84
   14338.14                    11346.45
  1996/05/31      13348.36                    13380.07
   14707.92                    11323.76
  1996/06/30      13402.41                    13467.11
   14763.95                    11475.49
  1996/07/31      13067.35                    13093.05
   14111.68                    11506.48
  1996/08/31      13164.62                    13267.32
   14409.30                    11486.92
  1996/09/30      13705.04                    13821.05
   15220.25                    11686.79
  1996/10/31      14104.95                    14163.15
   15640.03                    11946.24
  1996/11/30      15023.67                    14935.59
   16822.26                    12150.52
  1996/12/31      14737.79                    14700.41
   16489.01                    12037.52
  1997/01/31      15367.80                    15358.12
   17519.24                    12074.83
  1997/02/28      15514.22                    15455.00
   17656.59                    12105.02
  1997/03/31      14781.88                    14970.83
   16931.08                    11970.65
  1997/04/30      15401.55                    15656.26
   17941.87                    12150.21
  1997/05/31      16336.68                    16364.80
   19034.17                    12265.64
  1997/06/30      16821.15                    16929.64
   19886.90                    12411.60
  1997/07/31      17959.09                    17991.36
   21469.30                    12746.72
  1997/08/31      17395.75                    17251.75
   20266.59                    12638.37
  1997/09/30      18037.95                    17980.97
   21376.59                    12825.42
  1997/10/31      17609.82                    17629.62
   20662.61                    13011.39
  1997/11/30      18116.82                    18224.94
   21619.09                    13071.24
  1997/12/31      18432.29                    18493.92
   21990.29                    13203.26
  1998/01/31      18432.29                    18700.72
   22233.50                    13372.26
  1998/02/28      19558.44                    19644.52
   23836.98                    13361.56
  1998/03/31      20283.77                    20370.04
   25057.67                    13406.99
  1998/04/30      20220.15                    20544.55
   25309.75                    13476.71
  1998/05/31      20016.54                    20350.75
   24874.67                    13604.74
  1998/06/30      20487.37                    20977.02
   25885.08                    13720.38
IMATRL PRASUN   SHR__CHT 19980630 19980731 135748 R00000000000044
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,487 - a 104.87% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $25,885 over the same period - a 158.85% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $13,720 - a 37.20% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (158.85%), Lehman Brothers Aggregate Bond Index (37.20%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (20.54%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $20,977 - a 109.77% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S INVESTMENTS

WAL-MART STORES, INC.  2.7

HOME DEPOT, INC.       1.9

GENERAL ELECTRIC CO.   1.9

SCHERING-PLOUGH CORP.  1.8

AT&T CORP.             1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE             16.2

RETAIL & WHOLESALE  7.7

UTILITIES           7.2

TECHNOLOGY          6.8

HEALTH              6.7

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 71.40000000000001
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 4.6
STOCK CLASS         72.4%
BOND CLASS          24.1%
SHORT-TERM CLASS     3.5%
FOREIGN INVESTMENTS  1.7%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1  LIFE OF
JUNE 30,1998                                       YEAR    FUND

VIP II: ASSET MGR: GROWTH - SERVICE CLASS          21.36%  22.76%

FIDELITY AGGRESSIVE COMPOSITE                      23.91%  N/A

 S&P 500 (REGISTERED TRADEMARK)                    30.16%  32.30%

 LB AGGREGATE BOND                                 10.54%  10.15%

 LB 3 MONTH T-BILL                                 5.53%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO FUNDS AVERAGE  18.12%  N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.
You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             VIP II Asset Mgr Gro-CL S   FID Aggressive Composite
S&P 500                     LB Aggregate Bond
             00468                       F0022
SP001                       LB001
  1995/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1995/02/28      10149.70                    10319.62
   10389.70                    10238.00
  1995/03/31      10289.42                    10539.71
   10696.30                    10300.45
  1995/04/30      10558.88                    10785.50
   11011.31                    10444.66
  1995/05/31      10708.58                    11199.23
   11451.43                    10848.87
  1995/06/30      11137.72                    11397.77
   11717.44                    10928.06
  1995/07/31      11546.91                    11633.53
   12106.00                    10904.02
  1995/08/31      12065.87                    11695.86
   12136.38                    11035.96
  1995/09/30      12245.51                    12052.97
   12648.54                    11143.01
  1995/10/31      11776.45                    12083.85
   12603.38                    11287.87
  1995/11/30      11986.03                    12487.56
   13156.67                    11457.19
  1995/12/31      12277.71                    12701.01
   13410.07                    11617.59
  1996/01/31      12569.78                    13008.92
   13866.55                    11694.26
  1996/02/29      12613.39                    13009.89
   13995.09                    11490.78
  1996/03/31      12840.37                    13059.96
   14129.86                    11410.35
  1996/04/30      13143.01                    13162.84
   14338.14                    11346.45
  1996/05/31      13348.36                    13380.07
   14707.92                    11323.76
  1996/06/30      13402.41                    13467.11
   14763.95                    11475.49
  1996/07/31      13067.35                    13093.05
   14111.68                    11506.48
  1996/08/31      13164.62                    13267.32
   14409.30                    11486.92
  1996/09/30      13705.04                    13821.05
   15220.25                    11686.79
  1996/10/31      14104.95                    14163.15
   15640.03                    11946.24
  1996/11/30      15023.67                    14935.59
   16822.26                    12150.52
  1996/12/31      14737.79                    14700.41
   16489.01                    12037.52
  1997/01/31      15367.80                    15358.12
   17519.24                    12074.83
  1997/02/28      15514.22                    15455.00
   17656.59                    12105.02
  1997/03/31      14781.88                    14970.83
   16931.08                    11970.65
  1997/04/30      15401.55                    15656.26
   17941.87                    12150.21
  1997/05/31      16336.68                    16364.80
   19034.17                    12265.64
  1997/06/30      16821.15                    16929.64
   19886.90                    12411.60
  1997/07/31      17959.09                    17991.36
   21469.30                    12746.72
  1997/08/31      17395.75                    17251.75
   20266.59                    12638.37
  1997/09/30      18037.95                    17980.97
   21376.59                    12825.42
  1997/10/31      17609.82                    17629.62
   20662.61                    13011.39
  1997/11/30      18105.55                    18224.94
   21619.09                    13071.24
  1997/12/31      18421.02                    18493.92
   21990.29                    13203.26
  1998/01/31      18409.75                    18700.72
   22233.50                    13372.26
  1998/02/28      19510.54                    19644.52
   23836.98                    13361.56
  1998/03/31      20235.98                    20370.04
   25057.67                    13406.99
  1998/04/30      20159.62                    20544.55
   25309.75                    13476.71
  1998/05/31      19955.99                    20350.75
   24874.67                    13604.74
  1998/06/30      20414.16                    20977.02
   25885.08                    13720.38
IMATRL PRASUN   SHR__CHT 19980630 19980728 112926 R00000000000044
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,414 - a 104.14% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $25,885 over the same period - a 158.85% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $13,720 - a 37.20% increase. You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (158.85%), Lehman Brothers Aggregate Bond Index (37.20%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (20.54%)
- according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $20,977 - a 109.77% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S INVESTMENTS

WAL-MART STORES, INC.  2.7

HOME DEPOT, INC.       1.9

GENERAL ELECTRIC CO.   1.9

SCHERING-PLOUGH CORP.  1.8

AT&T CORP.             1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE             16.2

RETAIL & WHOLESALE  7.7

UTILITIES           7.2

TECHNOLOGY          6.8

HEALTH              6.7

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 71.40000000000001
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 4.6
STOCK CLASS         72.4%
BOND CLASS          24.1%
SHORT-TERM CLASS     3.5%
FOREIGN INVESTMENTS  1.7%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Habermann, Portfolio Manager of Asset Manager: Growth
Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?
A. For the six months that ended June 30, 1998, the fund lagged the 13.43% return of the Fidelity Aggressive Asset Allocation Composite Index - which combines the performance of three indexes - by a small amount. The fund also slightly lagged the 23.91% return of the index for the 12 months that ended June 30, 1998.
Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?
A. While several factors influenced performance during the period, security selection among the fund's equity investments detracted from the fund's relative performance, albeit slightly. All in all, the fund's equity investments performed quite well. However, the strong performance of the stock market, as measured by such indexes as the Standard & Poor's 500, was driven by a very narrow group of stocks. Equity investments outside of that group generally didn't perform as well. This narrowness contributed to a slight performance shortfall for the fund's equity investments relative to the S&P 500. The fund's equity specialist, Steven Snider, targeted stocks with lower valuations but higher earnings-growth rates than the average of the S&P 500, but the tide was against him during this most recent six-month period. The fund's investment in Oracle within the technology sector hurt performance, as did industrial machinery stock Case. In the nondurables sector, tobacco stocks such as Philip Morris were hurt by uncertainty over the future of litigation and legislation. However, this tobacco position was reduced during the period.
Q. WHAT KIND OF MOVES DID YOU MAKE WITH THE FUND'S ASSET ALLOCATION?
A. I gradually reduced the fund's allocations to stocks and short-term/money market instruments, and increased its weighting in bonds. I wanted to position the fund to take advantage of the bond market rally we anticipated and saw during the period. Because of ongoing concerns related to the crises in Asia, foreign investors flocked to less-volatile bond investments in the U.S. in a "flight to quality." Over the past 15 years or so, when major crises such as Asia have arisen, financial assets in the U.S. have benefited. Part of that can be attributed to the more accommodating interest-rate stance central banks such as the Federal Reserve adopt at such times. Other factors also contributed to the positive backdrop for bonds, including low inflation, a strengthening dollar and a slowdown in corporate earnings.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT ITS PERFORMANCE?
A. It was a net positive. During the course of the period, the fund's equity portion was overweighted, its bond portion increased and the short-term/money market allocation was underweighted, relative to its neutral mix, which calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term/money market instruments. Since equities outperformed the other asset classes, the overweighting in stocks helped the fund's performance. The increase in bonds during the period helped as well, for the reasons I mentioned earlier, and because of the capital appreciation and additional income they offered when compared to shorter-term alternatives. At the close of the period, the fund was back closer to the neutral mix, and held 72.4% in stocks, 24.1% in bonds and 3.5% in short-term/money market instruments.
Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?
A. Quite well. The investment-grade portion of the fund - which Charlie Morrison helps me manage - performed better than the index that measures that part of the market, the Lehman Brothers Aggregate Bond Index, due to Charlie's decision to overweight mortgage-backed and agency securities relative to the index. In addition, the high-yield portion of the fund - which Fred Hoff helps me manage - performed quite well, largely due to strong security selection in the telecommunications, cable and supermarket industries. Finally, the short-term/money market part of the fund outperformed its benchmark, as John Todd, who helps look after short-term investments, obtained a return advantage relative to Treasuries by emphasizing high-quality corporate and bank-backed obligations.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Wal-Mart was the best contributor to performance, attracting investors with strong management that focused on growing earnings and revenues. Schering-Plough and Pfizer benefited, along with most pharmaceutical firms, from the ability to bring products to market faster because of streamlined approval processes, changes in regulations that allow them to market prescription drugs more aggressively and their ability to sustain earnings growth in an unpredictable economic environment.
Q. WHAT'S YOUR OUTLOOK?
A. Corporate earnings estimates for the rest of 1998 and 1999 appear to be generous, and the market has been severely punishing companies that don't meet their earnings expectations. In this environment, security selection will continue to be critical, especially given the pressures caused by Asia, increased wages, tighter profit margins and already-high stock valuations. Offsetting these pressures are low inflation, a supportive bond market and favorable interest rates. Above and beyond making the right tactical moves regarding asset allocation, picking the right stocks will be crucial.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world.
START DATE: September 6, 1989
SIZE: as of June 30, 1998, more than $4.7 billion
MANAGER:  Richard Haberman, since 1996;
joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 69.2%
                              SHARES        VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 1.8%
AlliedSignal, Inc.   75,600 $ 3,354,714
Sundstrand Corp.   27,700  1,585,825
United Technologies Corp.   49,800  4,606,500
  9,547,039
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  13,800  814,200
Northrop Grumman Corp.   17,000  1,753,125
  2,567,325
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  2,600  71,744
TOTAL AEROSPACE & DEFENSE   12,186,108
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   37,800  1,512,000
Dow Chemical Co.   45,899  4,437,860
Engelhard Corp.   18,900  382,725
FMC Corp. (a)  20,700  1,411,481
Millennium Chemicals, Inc.   38,300  1,297,413
  9,041,479
IRON & STEEL - 0.0%
USX-U.S. Steel Group  10,000  330,000
METALS & MINING - 0.2%
Aluminum Co. of America  14,800  975,875
TOTAL BASIC INDUSTRIES   10,347,354
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.4%
Coltec Industries, Inc. (a)  36,700  729,413
Mark IV Industries, Inc.   24,500  529,813
Texas Industries, Inc.   10,700  567,100
Vulcan Materials Co.   3,300  352,069
  2,178,395
CONSTRUCTION - 0.9%
Centex Corp.   19,400  732,350
D.R. Horton, Inc.   32,900  686,788
Fleetwood Enterprises, Inc.   49,233  1,969,320
Kaufman & Broad Home Corp.   34,200  1,085,850
U.S. Home Corp. (a)  2,600  107,250
  4,581,558
TOTAL CONSTRUCTION & REAL ESTATE   6,759,953
DURABLES - 4.6%
AUTOS, TIRES, & ACCESSORIES - 4.2%
Chrysler Corp.   36,900  2,080,238
Dana Corp.   11,600  620,600
Eaton Corp.   29,200  2,270,300
Ford Motor Co.   110,500  6,519,500
General Motors Corp.   122,800  8,204,575
Lear Corp. (a)  31,700  1,626,606
Superior Industries International, Inc.   27,100  763,881
  22,085,700
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.   13,400  669,163
Furniture Brands International, Inc. (a)  21,700  608,956
  1,278,119

                              SHARES        VALUE (NOTE 1)
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  37,300 $ 524,531
Liz Claiborne, Inc.   11,300  590,425
  1,114,956
TOTAL DURABLES   24,478,775
ENERGY - 1.7%
ENERGY SERVICES - 0.6%
BJ Services Co. (a)  19,500  566,719
McDermott International, Inc.   34,100  1,174,319
Western Atlas, Inc.   19,200  1,629,600
  3,370,638
OIL & GAS - 1.1%
British Petroleum PLC ADR  390  34,418
Coastal Corp. (The)  28,400  1,982,675
Royal Dutch Petroleum Co. Ord.   3,200  177,093
Sun Co., Inc.   23,700  919,856
Tosco Corp.   83,900  2,464,563
  5,578,605
TOTAL ENERGY   8,949,243
FINANCE - 16.0%
BANKS - 6.5%
Bank of New York Co., Inc.   25,200  1,529,325
BankAmerica Corp.   101,900  8,807,981
Bankers Trust New York Corp.   45,200  5,246,025
Chase Manhattan Corp.   102,600  7,746,300
Comerica, Inc.   10,700  708,875
Commerce Bancshares, Inc.   4,950  241,622
Mellon Bank Corp.   25,200  1,754,550
National City Corp.   23,780  1,688,380
NationsBank Corp.   21,600  1,652,400
Republic New York Corp.   34,200  2,152,463
SunTrust Banks, Inc.   38,100  3,098,006
  34,625,927
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund  14,400  129,600
CREDIT & OTHER FINANCE - 0.4%
Associates First Capital Corp. Class A  29,065  2,234,372
FEDERAL SPONSORED CREDIT - 2.3%
Freddie Mac  76,500  3,600,281
Fannie Mae  141,000  8,565,750
  12,166,031
INSURANCE - 5.0%
Allmerica Financial Corp.   12,400  806,000
Allstate Corp.   85,000  7,782,813
CIGNA Corp.   95,400  6,582,600
Conseco, Inc.   119,500  5,586,625
Financial Security Assurance Holdings
 Ltd.   4,700  276,125
Hartford Financial Services Group, Inc.   18,000  2,058,750
ING Groep NV sponsored ADR  521  34,060
Lincoln National Corp.   10,400  950,300
MGIC Investment Corp.   18,000  1,027,125
Old Republic International Corp.   23,250  681,516
Orion Capital Corp.   5,200  290,550
Reliastar Financial Corp.   10,200  489,600
  26,566,064
COMMON STOCKS - CONTINUED
                              SHARES        VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.8%
Lehman Brothers Holdings, Inc.   80,800 $ 6,267,050
Travelers Group, Inc. (The)  47,850  2,900,906
  9,167,956
TOTAL FINANCE   84,889,950
HEALTH - 6.7%
DRUGS & PHARMACEUTICALS - 3.8%
Pfizer, Inc.   79,800  8,673,263
Schering-Plough Corp.   106,000  9,712,250
Warner-Lambert Co.   26,400  1,831,500
  20,217,013
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Allegiance Corp.   1,660  85,075
Guidant Corp.   87,500  6,239,844
  6,324,919
MEDICAL FACILITIES MANAGEMENT - 1.7%
HEALTHSOUTH Corp. (a)  37,700  1,006,119
Lincare Holdings, Inc. (a)  32,000  1,346,000
United HealthCare Corp.   78,500  4,984,750
Wellpoint Health Networks, Inc. (a)  19,700  1,457,800
  8,794,669
TOTAL HEALTH   35,336,601
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   27,600  683,100
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.0%
General Electric Co.   108,000  9,828,000
General Instrument Corp.   28,300  769,406
  10,597,406
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Case Corp.   35,300  1,703,225
Caterpillar, Inc.   80,200  4,240,575
Dover Corp.   45,000  1,541,250
Ingersoll-Rand Co.   69,800  3,075,563
Tyco International Ltd.   8,400  529,200
  11,089,813
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,687,219
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.1%
Loral Orion Networks Systems, Inc. warrants (a):
 1/15/07  100  1,500
 1/15/17  420  5,040
Tele-Communications, Inc. (TCI Ventures
 Group), Series A (a)  33,950  681,122
  687,662
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   25,200  623,700
PUBLISHING - 1.6%
Cognizant Corp.   10,800  680,400
Gannett Co., Inc.   45,900  3,261,769
Knight-Ridder, Inc.   18,900  1,040,681
New York Times Co. (The) Class A  16,400  1,299,700
Tribune Co.   24,000  1,651,500
World Color Press, Inc. (a)  9,700  339,500
  8,273,550
RESTAURANTS - 0.0%
Brinker International, Inc. (a)  12,000  231,000
TOTAL MEDIA & LEISURE   9,815,912

                              SHARES        VALUE (NOTE 1)
NONDURABLES - 4.1%
BEVERAGES - 0.3%
Canadaigua Wine Co. Class A (a)  7,300 $ 359,069
Coors (Adolph) Co. Class B  14,700  499,800
PepsiCo, Inc.   22,600  930,838
  1,789,707
FOODS - 1.8%
Dean Foods Co.   14,800  813,075
Flowers Industries, Inc.   24,100  492,544
Heinz (H.J.) Co.   90,500  5,079,313
Quaker Oats Co.   30,000  1,648,125
Smithfield Foods, Inc. (a)  20,600  628,300
Suiza Foods Corp. (a)  11,000  656,563
  9,317,920
HOUSEHOLD PRODUCTS - 0.1%
Nu Skin Asia Pacific, Inc. Class A (a)  8,700  169,650
Premark International, Inc.   4,400  141,900
  311,550
TOBACCO - 1.9%
Philip Morris Companies, Inc.   171,900  6,768,563
RJR Nabisco Holdings Corp.   132,220  3,140,225
Universal Corp.   9,700  362,538
  10,271,326
TOTAL NONDURABLES   21,690,503
RETAIL & WHOLESALE - 7.7%
APPAREL STORES - 0.5%
Gap, Inc.   14,700  905,888
TJX Companies, Inc.   66,400  1,601,900
  2,507,788
GENERAL MERCHANDISE STORES - 3.2%
Federated Department Stores, Inc. (a)  48,400  2,604,525
Wal-Mart Stores, Inc.   232,300  14,112,225
  16,716,750
GROCERY STORES - 0.5%
Safeway, Inc. (a)  65,100  2,648,756
RETAIL & WHOLESALE, MISCELLANEOUS - 3.5%
Best Buy Co., Inc.   22,700  820,038
Home Depot, Inc.   123,800  10,283,138
Lowe's Companies, Inc.   42,200  1,711,738
Office Depot, Inc. (a)  16,300  514,469
Pier 1 Imports, Inc.   50,800  1,212,850
Tandy Corp.   79,600  4,223,775
  18,766,008
TOTAL RETAIL & WHOLESALE   40,639,302
SERVICES - 0.4%
ADVERTISING - 0.2%
Omnicom Group, Inc.   28,800  1,436,400
PRINTING - 0.2%
Donnelley (R.R.) & Sons Co.   3,200  146,400
Valassis Communications, Inc. (a)  21,100  813,669
  960,069
TOTAL SERVICES   2,396,469
TECHNOLOGY - 6.8%
COMMUNICATIONS EQUIPMENT - 1.9%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)(f)  180  23,400
Lucent Technologies, Inc.   95,300  7,927,769
Tellabs, Inc. (a)  27,200  1,948,200
  9,899,369
COMMON STOCKS - CONTINUED
                              SHARES        VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 2.5%
HBO & Co.   115,400 $ 4,067,850
Microsoft Corp. (a)  29,300  3,175,388
Oracle Corp. (a)  241,000  5,919,563
  13,162,801
COMPUTERS & OFFICE EQUIPMENT - 2.0%
Ingram Micro, Inc. Class A (a)  3,300  146,025
International Business Machines Corp.   46,600  5,350,263
SCI Systems, Inc. (a)  93,400  3,514,175
Xerox Corp.   14,800  1,504,050
  10,514,513
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp.   23,800  813,663
ELECTRONICS - 0.3%
Molex, Inc.   12,593  294,361
Thomas & Betts Corp.   23,400  1,152,450
  1,446,811
TOTAL TECHNOLOGY   35,837,157
TRANSPORTATION - 3.1%
AIR TRANSPORTATION - 2.7%
AMR Corp. (a)  97,000  8,075,250
Comair Holdings, Inc.   27,600  852,150
Southwest Airlines Co.   125,600  3,720,900
US Airways Group, Inc. (a)  12,500  990,625
Viad Corp.   18,600  516,150
  14,155,075
TRUCKING & FREIGHT - 0.4%
Airborne Freight Corp.   47,500  1,659,531
CNF Transportation, Inc.   9,800  416,500
  2,076,031
TOTAL TRANSPORTATION   16,231,106
UTILITIES - 6.6%
CELLULAR - 0.0%
McCaw International Ltd. warrants
 4/15/07 (a)(f)  910  4,550
ELECTRIC UTILITY - 1.6%
Edison International  39,400  1,164,763
Energy East Corp.   27,500  1,144,688
FPL Group, Inc.   21,500  1,354,500
FirstEnergy Corp.   30,400  934,800
GPU, Inc.   30,700  1,160,844
Houston Industries, Inc.   56,700  1,750,613
Public Service Enterprise Group, Inc.   24,200  833,388
  8,343,596
GAS - 0.1%
MarketSpan Corp.   20,768  621,742
TELEPHONE SERVICES - 4.9%
AT&T Corp.   168,500  9,625,562
Ameritech Corp.   102,000  4,577,250
BellSouth Corp.   68,800  4,618,200
GTE Corp.   19,000  1,056,875
SBC Communications, Inc.   61,400  2,456,000
U.S. WEST, Inc.   81,800  3,844,600
  26,178,487
TOTAL UTILITIES   35,148,375
TOTAL COMMON STOCKS
 (Cost $299,808,665)   367,077,127
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
                              SHARES        VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital
 Corp. 9 1/8%   30,171 $ 818,388
Crown America Realty Trust, Series A,
 11%  1,692  90,734
Walden Residential Properties, Inc.
 9.20%  5,800  146,450
  1,055,572
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
Fresenius Medical Care Capital Trust II
 7 7/8%  530  527,681
INSURANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  160  166,840
SIG Capital Trust I 9 1/2%  582  620,808
  787,648
TOTAL FINANCE   1,315,329
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8% pay-in-kind  297  326,700
MEDIA & LEISURE - 1.1%
BROADCASTING - 1.0%
Adelphia Communications Corp. $13  1,423  170,760
American Radio Systems Corp. 11 3/8%
 pay-in-kind  3,025  350,144
CSC Holdings, Inc. 11 1/8%
 pay-in-kind  12,193  1,396,099
Chancellor Media Corp., Series A,
 $12.25 Pay-in-kind  1,591  226,718
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  286  334,620
SFX Broadcasting, Inc. 12 5/8%  4,418  494,816
Sinclair Capital 11 5/8%  4,717  511,795
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  1,414  1,571,308
  5,056,260
PUBLISHING - 0.1%
Primedia, Inc.:
 Series D, $10  3,386  355,530
 $9.20  2,466  251,532
  607,062
TOTAL MEDIA & LEISURE   5,663,322
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2% pay-in-kind  221  260,780
UTILITIES - 0.6%
CELLULAR - 0.3%
Nextel Communications, Inc.
 11 1/8% pay-in-kind (f)  1,437  1,480,110
TELEPHONE SERVICES - 0.3%
Hyperion Telecommunications, Inc.
 12 7/8% pay-in-kind (Reg.)  296  293,780
IXC Communications, Inc.
 12 1/2% pay-in-kind  219  254,040
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
                              SHARES        VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
NEXTLINK Communications, Inc. 14%
 pay-in-kind  11,569 $ 679,679
WinStar Communications, Inc. 14 1/4%  227  270,130
  1,497,629
TOTAL UTILITIES   2,977,739
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $11,060,970)   11,599,442
CORPORATE BONDS - 16.2%
                             MOODY'S     PRINCIPAL
                             RATINGS (C) AMOUNT
CONVERTIBLE BONDS - 0.1%
HEALTH - 0.1%
DRUGS & PHARMACEUTICALS - 0.1%
Integrated Process Equipment Corp.
 6 1/4%, 9/15/04 (f) B- $ 200,000  150,000
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp.
 6%, 12/1/05 B1  120,000  103,050
TOTAL HEALTH   253,050
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Sports Authority, Inc.
 5 1/4%, 9/15/01 B1  190,000  183,350
TOTAL CONVERTIBLE BONDS   436,400
NONCONVERTIBLE BONDS - 16.1%
AEROSPACE & DEFENSE - 0.2%
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 5.95%, 3/15/01 Baa  150,000  149,442
 6.45%, 8/15/04 Baa  180,000  181,786
Tracor, Inc.
 8 1/2%, 3/1/07  B1  230,000  250,125
  581,353
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding,
 Inc. 9 1/4%, 12/1/06 B1  530,000  564,450
TOTAL AEROSPACE & DEFENSE   1,145,803
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
General Chemical Corp.
 9 1/4%, 8/15/03 B2  150,000  153,750
Huntsman Corp.
 9 1/2%, 7/1/07 (f) B2  270,000  271,350
Moll Industries
 10 1/2%, 7/1/08 (f) B3  40,000  40,800
PraxAir, Inc.
 6 5/8%, 10/15/07 A3  120,000  122,724
  588,624

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
PACKAGING & CONTAINERS - 0.2%
BWAY Corp., Series B,
 10 1/4%, 4/15/07 B2 $ 140,000 $ 151,725
Owens Illinois, Inc.:
 7.15%, 5/15/05 Ba1  300,000  301,256
 7.80%, 5/15/18 Ba1  150,000  153,498
  606,479
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  170,000  170,000
TOTAL BASIC INDUSTRIES   1,365,103
CONSTRUCTION & REAL ESTATE - 0.2%
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07  B1  250,000  255,625
REAL ESTATE - 0.1%
LNR Property Corp.
 9 3/8%, 3/15/08 (f) B1  460,000  458,850
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Centerpoint Properties Trust
 6 3/4%, 4/1/05 Baa  100,000  100,172
EOP Operating LP (f):
 6 3/8%, 2/15/03 Baa  100,000  99,575
 6 3/4%, 2/15/08 Baa  100,000  99,877
Weeks Realty LP
 6 7/8%, 3/15/05 Baa  100,000  99,375
  398,999
TOTAL CONSTRUCTION & REAL ESTATE   1,113,474
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  180,000  196,200
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (f) B3  790,000  772,225
Federal-Mogul Corp.
 7 7/8%, 7/1/10 Ba2  730,000  732,738
Oshkosh Truck Corp.
 8 3/4%, 3/1/08 B3  400,000  404,000
  2,105,163
CONSUMER DURABLES - 0.1%
Corning Consumer Products Co.
 9 5/8%, 5/1/08 (f) B3  600,000  598,500
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
 7%, 11/1/06 (f) Baa  310,000  313,488
Nine West Group, Inc.
 9%, 8/15/07 (f) Ba3  260,000  254,800
Unifi, Inc. 6 1/2%, 2/1/08 A3  100,000  98,870
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (f) Ba3  460,000  461,725
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  670,000  670,000
  1,798,883
TOTAL DURABLES   4,502,546
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.3%
COAL - 0.1%
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (f) B2 $ 440,000 $ 452,100
ENERGY SERVICES - 0.1%
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (f) B3  300,000  284,250
OIL & GAS - 0.1%
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (f) B1  210,000  210,525
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa  100,000  109,832
Oryx Energy Co.:
 8%, 10/15/03 Ba1  60,000  63,188
 8 3/8%, 7/15/04 Ba1  80,000  86,250
Petroleum Geo-Services ASA
 7 1/8%, 3/30/28 Baa  150,000  151,806
USX-Marathon Group
 6.85%, 3/1/08 Baa  120,000  120,823
  742,424
TOTAL ENERGY   1,478,774
FINANCE - 3.0%
ASSET-BACKED SECURITIES - 0.8%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  700,000  768,250
BankAmerica Manufacturing
 Housing Center Trust V
 6.20%, 4/10/09  Aaa  150,000  150,094
CPS Auto Grantor Trust:
 6.55%, 12/15/02  Aaa  73,905  74,471
 6%, 8/15/03 Aaa  192,251  192,071
 6.09%, 11/15/03  Aaa  108,863  108,880
CSXT Receivables Master Trust
 6%, 7/25/04  Aaa  180,000  180,422
Capital Equipment Receivables
 Trust 6.48%, 10/15/06  Baa  100,000  100,021
Chase Manhattan Auto Owner
 Trust 5.85%, 5/15/03  Aaa  190,000  190,089
Chevy Chase Auto Receivable
 Trust 5.91%, 12/15/04  Aaa  100,000  99,860
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12  Aaa  150,000  150,140
Dayton Hudson Credit Card
 Master Trust 6 1/4%,
 8/25/05  Aaa  170,000  171,161
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  110,000  110,988
 6.20%, 12/15/02  Baa  90,000  89,843
 6.40%, 12/15/02  Baa  50,000  49,971
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  97,787  97,969
 6.80%, 6/15/27  Aaa  100,000  101,031
 6.45%, 9/15/28  Aaa  110,000  110,825
 6.68%, 1/15/29  Aaa  210,000  212,953

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Key Plastics, Inc.
 10 1/4%, 3/15/07  A2 $ 130,000 $ 130,427
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07  Aaa  290,000  299,692
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01  Aaa  150,000  149,832
  6.70%, 3/15/02  Aaa  70,000  70,894
Petroleum Enhanced Trust
 Receivables Offering
 Petroleum Trust
 6.1875%, 2/5/03 (f) Baa  123,255  123,255
Premier Auto Trust
 6.34%, 1/6/03  Aaa  220,000  221,993
UAF Auto Grantor Trust
 6.10%, 1/15/03 (f)  Aaa  195,317  195,399
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  140,000  140,643
  4,291,174
BANKS - 0.6%
BanPonce Corp.
 6.665%, 3/5/01 A3  150,000  151,833
Barclays Bank PLC yankee
 5.95%, 7/15/01 A1  400,000  399,200
Capital One Bank:
 6.42%, 11/12/99 Baa  500,000  501,450
 6 3/8%, 2/15/03 Baa  130,000  129,877
Citicorp 5 5/8%, 2/15/01 Aa3  100,000  99,002
Den Danske Bank 6 3/8%,
 6/15/08 (f)(h) A1  370,000  365,604
Fleet Credit Card LLC
 6.45%, 10/30/00 A1  100,000  101,145
Fleet/Norstar Financial Group,
 Inc. 9.9%, 6/15/01 A3  90,000  98,846
Huntington National Bank
 5 7/8%, 1/15/01 A1  570,000  567,367
NB Capital Trust IV
 8 1/4%, 4/15/27 Aa3  100,000  111,685
NationsBank NA
 5.92%, 6/8/01 Aa2  250,000  249,923
Nationsbank Corp.
 5.67%, 2/9/01 Aa3  250,000  248,608
Provident Bank
 6 1/8%, 12/15/00 A3  180,000  180,139
Providian National Bank
 6.70%, 3/15/03 Baa  100,000  101,100
  3,305,779
CREDIT & OTHER FINANCE - 1.1%
A T & T Capital Corp.
 6 1/4%, 5/15/01 Baa  250,000  250,285
Ahmanson Capital Trust I
 8.36%, 12/1/26 (f) Baa  250,000  280,983
Associates Corp. of North
 America 6%, 4/15/03 Aa3  150,000  149,244
BankAmerica Capital II,
 Series 2, 8%, 12/15/26 Aa3  100,000  108,681
Bankers Trust Co.
 5.66%, 7/21/98 (h) -  500,000  499,900
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
BanPonce Trust I
 8.327%, 2/1/27 (f) A3 $ 230,000 $ 250,146
Countrywide Funding Corp.
 6.45%, 2/27/03 A3  150,000  151,205
First Security Capital I
 8.41%, 12/15/26 A3  110,000  123,463
Ford Motor Credit Co.
 7%, 9/25/01 A1  325,000  333,132
GST Network Funding, Inc.
 0%, 5/1/08 (d)(f) -  340,000  204,850
General Electric Capital Corp.
 6.94%, 4/13/09 (e) Aaa  250,000  251,778
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  260,000  265,213
Heller Financial, Inc.:
 7 7/8%, 11/1/99 A3  180,000  183,847
 6 1/4%, 3/1/01 A3  170,000  170,158
Iridium Operating LLC/Iridium
 Capital Corp.
 10 7/8%, 7/15/05 B3  660,000  655,050
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  130,000  137,693
La Petite Academy, Inc.
 10%, 5/15/08 (f) B3  530,000  535,300
Mellon Capital I, Series A,
 7.72%, 12/1/26 A2  70,000  74,612
Money Store, Inc.
 7.30%, 12/1/02 Ba2  100,000  104,188
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  100,000  104,469
PNC Funding Corp.
 6 7/8%, 3/1/03 A3  570,000  583,218
U.S. Bancorp 8.09%,
 11/15/26 A1  100,000  107,568
UNICCO Service Co./ UNICCO
 Finance Corp.
 9 7/8%, 10/15/07 B3  510,000  513,825
  6,038,808
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  170,000  172,550
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  530,000  602,875
Great West Financial Trust II
 8.206%, 2/1/27 A3  120,000  131,074
Home Savings of America Irwindale
 FSB 6 1/2%, 8/15/04 A3  90,000  90,787
Long Island Savings Bank FSB
 Melville NY 7%, 6/13/02 Baa  280,000  288,428
  1,285,714
SECURITIES INDUSTRY - 0.2%
Amvescap PLC
 6 3/8%, 5/15/03 (f) A3  200,000  200,590
Merrill Lynch & Co., Inc.
 5.5984%, 7/28/98 -  500,000  500,000

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Morgan Stanley, Dean Witter,
 Discover & Co.
 5.67%, 1/15/99 (h) A+ $ 500,000 $ 500,000
  1,200,590
TOTAL FINANCE   16,122,065
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 B3  360,000  324,000
McKesson Corp.
 6.60%, 3/1/00  A3  150,000  151,197
  475,197
MEDICAL FACILITIES MANAGEMENT - 0.4%
Fountain View, Inc.
 11 1/4%, 4/15/08 (f) Caa  310,000  315,425
Integrated Health Services, Inc.,
 Series A, 9 1/4%, 1/15/08 B2  720,000  747,000
Magellan Health Services, Inc.
 9%, 2/15/08 (f) B3  570,000  564,300
Tenet Healthcare Corp.:
 8 5/8%, 1/15/07 Ba3  520,000  536,900
 8 1/8%, 12/1/08 (f) Ba3  210,000  211,050
  2,374,675
TOTAL HEALTH   2,849,872
HOLDING COMPANIES - 0.0%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa  220,000  233,616
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (d) B2  362,000  352,498
Motors & Gears, Inc., Series D,
 10 3/4%, 11/15/06 B3  90,000  95,400
  447,898
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 B1  540,000  518,400
Goss Graphic System, Inc.
 12%, 10/15/06 B2  110,000  112,750
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (d)(f) -  500,000  315,000
Thermadyne Manufacturing LLC
 9 7/8%, 6/1/08 (f) B3  300,000  302,250
Tyco International Group SA
 yankee:
  6 1/8%, 6/15/01 Baa  270,000  270,221
  6 3/8%, 6/15/05 Baa  180,000  180,457
  1,699,078
POLLUTION CONTROL - 0.1%
Allied Waste North America
 10 1/4%, 12/1/06 B2  290,000  318,275
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  120,000  118,500
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - CONTINUED
WMX Technologies, Inc.:
 8 1/4%, 11/15/99 Baa $ 40,000 $ 41,029
 6 1/4%, 10/15/00 Baa  100,000  100,152
 7.10%, 8/1/26 Baa  140,000  145,684
  723,640
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,870,616
MEDIA & LEISURE - 5.0%
BROADCASTING - 3.7%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  971,399  986,825
 9 7/8%, 3/1/07 B2  1,050,000  1,136,625
ACME Television LLC/ACME
 Financial Corp.
 0%, 9/30/04 (d) B3  290,000  238,525
Albritton Communications Co.
 8 7/8%, 2/1/08 B3  460,000  496,800
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (d) B3  320,000  204,800
CSC Holdings, Inc.:
 9 1/4%, 11/1/05 B1  260,000  278,200
 9 7/8%, 5/15/06 B1  150,000  163,500
 10 1/2%, 5/15/16 B1  280,000  326,200
Century Communications Corp.:
 8 3/4%, 10/1/07 Ba3  180,000  189,900
 0%, 1/15/08 Ba3  2,120,000  961,950
Clear Channel Communications, Inc.
 6 7/8%, 6/15/18 Baa  150,000  150,285
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 B2  450,000  372,375
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa  130,000  142,672
 8.30%, 5/15/06 Baa  40,000  44,412
 9%, 9/1/08 Baa  120,000  141,104
Diamond Cable Communications
 PLC yankee
 0%, 12/15/05 (d) Caa  70,000  57,750
Echostar Satellite Broadcasting
 Corp. 0%,
 3/15/04 (d) B3  110,000  100,925
Falcon Holding Group LP/Falcon
 Funding (f):
  8 3/8%, 4/15/10 B2  405,000  408,038
  0%, 4/15/10 (d) B2  1,105,000  715,488
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (d) B1  340,000  236,300
FrontierVision Operating
 Partners LP/Frontiervision
 Capital Corp.:
 11%, 10/15/06 B3  710,000  782,775
 0%, 9/15/07 (d) Caa  600,000  463,500

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3 $ 210,000 $ 222,600
 9 3/8%, 12/1/05 B3  600,000  618,000
 8 7/8%, 5/15/08 (f) B3  430,000  436,450
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa  100,000  106,524
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2  180,000  203,400
International Cabletel, Inc.
 0%, 2/1/06 (d) B3  220,000  178,750
Lenfest Communications, Inc.
 8 1/4%, 2/15/08 (f) B2  570,000  595,650
LIN Holdings Corp.
 0%, 3/1/08 (d)(f) B3  940,000  634,500
NTL, Inc.:
 10%, 2/15/07 B3  230,000  245,525
 0%, 4/1/08 (d)(f) B3  1,280,000  832,000
Olympus Communications
 LP/Olympus Capital Corp
 10 5/8%, 11/15/06 B1  160,000  176,800
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  80,000  88,400
 0%, 1/15/07 (d) B2  230,000  173,650
Pegasus Communications Corp.,
 Series B, 9 5/8%, 10/15/05 B3  180,000  184,950
Renaissance Media Group
 0%, 4/15/08 (d)(f) B3  420,000  261,450
Rogers Cablesystems Ltd. yankee
 11%, 12/1/15 B2  290,000  335,675
Satelites Mexicanos SA de CV
 10 1/8%, 11/1/04 (f) B3  590,000  569,350
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2  390,000  401,213
TCI Communications, Inc.:
 6.46%, 3/6/00 Baa  200,000  201,796
 6 7/8%, 2/15/06 Baa  190,000  195,995
 7 1/8%, 2/15/28 Baa  140,000  146,160
TCI Communications Financing III
 9.65%, 3/31/27 Ba2  820,000  992,200
Tele Communications, Inc.
 9 1/4%, 4/15/02 Baa  100,000  110,232
Telemundo Group, Inc.
 7%, 2/15/06 (e) B1  200,000  215,500
Telewest PLC:
 yankee 9 5/8%, 10/1/06 B1  90,000  94,275
 0%, 10/1/07 (d) B1  940,000  776,675
Time Warner, Inc.:
 7.95%, 2/1/00 Baa  95,000  97,618
 8.18%, 8/15/07 Baa  180,000  200,572
 6 7/8%, 6/15/18 Baa  180,000  180,702
UIH Australia/Pacific, Inc.,
 Series B, 0%, 5/15/06 (d) B2  1,020,000  601,800
United International Holdings,
 Inc. 0%, 2/15/08 (d) B3  1,280,000  780,800
  19,458,161
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2 $ 645,000 $ 641,775
American Skiing Co.
 12%, 7/15/06 B3  370,000  414,400
Bally Total Fitness Holding Corp.,
 Series B, 9 7/8%, 10/15/07 B3  578,000  595,340
Cinemark USA, Inc.
 8 1/2%, 8/1/08 (Reg. S) B2  420,000  410,550
Livent, Inc.
 9 3/8%, 10/15/04 B1  420,000  421,050
Paramount Communications, Inc.
 7 1/2%, 1/15/02 Ba2  110,000  112,971
Premier Parks, Inc.
 0%, 4/1/08 B3  370,000  245,588
United Artists Theatre Co.
 9 3/4%, 4/15/08 (f) Caa  590,000  588,525
Viacom, Inc.:
 6 3/4%, 1/15/03 Ba2  365,000  368,646
 7 3/4%, 6/1/05 Ba2  230,000  245,054
  4,043,899
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/Aladdin
 Capital Units
 13 1/2%, 3/1/10 (e)(f) Caa  400,000  186,000
Courtyard by Marriott II
 LP/Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  340,000  373,150
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  260,000  273,000
  832,150
PUBLISHING - 0.3%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09 B1  440,000  446,600
 8 3/4%, 10/1/09 (j) B1  450,000  454,500
News America Holdings, Inc.:
 8 1/2%, 2/15/05 Baa  170,000  188,318
 7.70%, 10/30/25 Baa  210,000  225,267
News America, Inc.
 7 1/4%, 5/18/18 (f) Baa  130,000  133,206
  1,447,891
RESTAURANTS - 0.1%
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  450,000  474,750
TOTAL MEDIA & LEISURE   26,256,851
NONDURABLES - 0.3%
FOODS - 0.0%
Chiquita Brands International, Inc.
 9 5/8%, 1/15/04 B1  140,000  147,350
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa  150,000  159,876
Del Monte Corp.
 12 1/4%, 4/15/07 Caa  30,000  33,825
Del Monte Foods Co.
 0%, 12/15/07 (f) Caa  40,000  26,000
  367,051

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
HOUSEHOLD PRODUCTS - 0.2%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3 $ 900,000 $ 900,000
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  150,000  153,860
 7%, 7/15/05 A2  150,000  153,458
 6.95%, 6/1/06 A2  140,000  145,020
  452,338
TOTAL NONDURABLES   1,719,389
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  440,000  437,800
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  110,000  113,025
  550,825
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.80%, 10/1/01 A3  150,000  153,191
 7 1/2%, 7/15/06 A3  250,000  270,065
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa  250,000  271,898
 8 1/8%, 10/15/02  Baa  50,000  53,331
 6.79%, 7/15/27 Baa  100,000  102,305
 7%, 2/15/28 Baa  140,000  142,491
K Mart Corp.:
 12 1/2%, 3/1/05 Ba2  510,000  634,950
 7 3/4%, 10/1/12 Ba2  40,000  40,500
 8 1/4%, 1/1/22 Ba2  200,000  204,500
  1,873,231
GROCERY STORES - 0.5%
Ameriserve Food Distribution, Inc.
 8 7/8%, 10/15/06 B1  330,000  330,000
Fleming Companies, Inc., Series B,
 10 5/8%, 7/31/07 B3  100,000  104,375
Fred Meyer, Inc.
 7.45%, 3/1/08 Ba2  80,000  80,600
Kroger Co.:
 6%, 7/1/00 Baa  250,000  249,735
 8.15%, 7/15/06 Baa  125,000  138,195
Mrs. Fields Original Cookies, Inc.
 10 1/8%, 12/1/04 B2  160,000  155,200
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  370,000  374,163
 9 5/8%, 5/1/03 Caa  810,000  820,125
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  670,000  648,200
  2,900,593
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Amazon.com, Inc.
 0%, 5/1/08 (d)(f) Caa  260,000  158,600
Central Tractor Farm & Country, Inc.
 10 5/8%, 4/1/07 B2  230,000  242,650
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa $ 390,000 $ 370,500
Metals USA, Inc.
 8 5/8%, 2/15/08 (f) B2  700,000  677,250
  1,449,000
TOTAL RETAIL & WHOLESALE   6,773,649
SERVICES - 0.3%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  210,000  221,025
SERVICES - 0.3%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  110,000  123,200
Iron Mountain, Inc.
 8 3/4%, 9/30/09 B3  330,000  336,600
Medaphis Corp.
 9 1/2%, 2/15/05 (f) B2  820,000  795,400
Signature Resorts, Inc.
 9 3/4%, 10/1/07 B3  340,000  330,650
  1,585,850
TOTAL SERVICES   1,806,875
TECHNOLOGY - 0.5%
COMPUTER SERVICES & SOFTWARE - 0.2%
Federal Data Corp.
 10 1/8%, 8/1/05 B3  630,000  639,450
ICG Services, Inc.
 0%, 5/1/08 (f) -  750,000  438,750
PSINet, Inc. 10%, 2/15/05 B3  140,000  142,450
  1,220,650
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa  125,000  129,070
 6 3/8%, 11/30/01 Baa  300,000  301,272
  430,342
ELECTRONIC INSTRUMENTS - 0.1%
Telecommunications Techniques Co.
 9 3/4%, 5/15/08 (f) B3  390,000  396,825
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba3  280,000  296,800
Fairchild Semiconductor Corp.
 11.74%, 3/15/08
 pay-in-kind (j) -  235,663  226,262
  523,062
TOTAL TECHNOLOGY   2,570,879
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.4%
Atlas Air, Inc. 9 1/4%,
 4/15/08 (f) B3  880,000  878,900
Kitty Hawk, Inc.
 9.95%, 11/15/04 B1  945,000  982,800

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
US Air, Inc.:
 9 5/8%, 2/1/01 B1 $ 80,000 $ 83,400
 10 3/8%, 3/1/13 Ba2  360,000  398,700
  2,343,800
RAILROADS - 0.1%
CSX Corp. 6.46%, 6/22/05 Baa  200,000  201,754
Wisconsin Central Transport Corp.
 6 5/8%, 4/15/08 Baa  50,000  49,904
  251,658
SHIPPING - 0.2%
Amer Reefer Co. Ltd.
 10 1/4%, 3/1/08 (f) B1  140,000  140,000
Cenargo International PLC
 9 3/4%, 6/15/08 (f) Ba3  740,000  728,900
Holt Group, Inc.
 9 3/4%, 1/15/06 (f) Caa  290,000  284,200
  1,153,100
TOTAL TRANSPORTATION   3,748,558
UTILITIES - 2.1%
CELLULAR - 0.8%
AirTouch Communications, Inc.
 6.35%, 6/1/05 Baa  270,000  271,210
McCaw International Ltd.
 0%, 4/15/07 (d) Caa  910,000  596,050
Nextel International, Inc.
 12 1/8%, 4/15/08 (f) Caa  870,000  504,600
Nextel Communications, Inc. (d):
 0%, 9/15/07  B2  266,000  179,550
 0%, 10/31/07 B2  1,310,000  854,775
 0%, 2/15/08 (f) B2  1,140,000  732,450
PageMart Wireless, Inc.
 0%, 2/1/08 (d) Caa  530,000  318,000
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  460,000  463,450
  3,920,085
ELECTRIC UTILITY - 0.2%
Avon Energy Partners Holdings (f):
 6.73%, 12/11/02 Baa  170,000  172,846
 6.46%, 3/4/08 Baa  130,000  130,576
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  90,000  108,639
Israel Electric Corp. Ltd. (f):
 yankee 7 7/8%,
  12/15/26 A3  80,000  84,906
 7 3/4%, 12/15/27 A3  170,000  175,219
Niagara Mohawk Power Corp.
 7 3/4%, 10/1/08 Ba3  110,000  112,613
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa  100,000  104,719
Texas Utilities Co.
 6 3/8%, 1/1/08 Baa  70,000  69,230
  958,748
TELEPHONE SERVICES - 1.1%
Cable & Wireless Communications
 PLC 6 3/8%, 3/6/03 Baa  170,000  170,143
Dobson Wireline Co.
 12 1/4%, 6/15/08 (f) -  785,000  767,338
CORPORATE BONDS - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GCI, Inc. 9 3/4%, 8/1/07 B2 $ 80,000 $ 82,800
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d) B3  1,100,000  816,750
 12 1/4%, 9/1/04 B3  440,000  473,000
McLeodUSA, Inc.:
 0%, 3/1/07 (d) B2  580,000  433,550
 9 1/4%, 7/15/07 B2  270,000  280,463
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  600,000  613,500
Pathnet, Inc. Unit
 12 1/2%, 4/15/08 (f) -  810,000  858,600
Teleport Communications Group,
 Inc. 0%, 7/1/07 (d) Baa  350,000  300,563
Winstar Communications, Inc.
 11%, 3/15/08 (f) -  380,000  378,100
WorldCom, Inc.:
 9 3/8%, 1/15/04 Baa  122,000  128,139
 8 7/8%, 1/15/06 Baa  103,000  112,051
 7 3/4%, 4/1/07  Baa  550,000  596,563
  6,011,560
TOTAL UTILITIES   10,890,393
TOTAL NONCONVERTIBLE BONDS   85,448,463
TOTAL CORPORATE BONDS
 (Cost $84,785,652)   85,884,863
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 3.1%
U.S. TREASURY OBLIGATIONS - 2.8%
U.S. Treasury Bonds:
 12 3/4%, 11/15/10
  (callable) Aaa  250,000  356,055
 8 7/8%, 2/15/19 Aaa  259,000  356,731
 7 5/8%, 2/15/25 Aaa  1,380,000  1,737,503
U.S. Treasury Notes:
 5 7/8%, 10/31/98 Aaa  110,000  110,166
 5 5/8%, 11/30/99 Aaa  1,466,000  1,467,833
 6 7/8%, 3/31/00 Aaa  1,275,000  1,303,292
 6 5/8%, 6/30/01 Aaa  395,000  406,542
 7 7/8, 11/15/04 Aaa  2,030,000  2,279,934
 7%, 7/15/06 Aaa  6,380,000  6,967,151
  14,985,207
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  125,000  134,570
 7.56%, 9/1/04 Aaa  50,000  54,633
Freddie Mac 6.783%,
 8/18/05 Aaa  440,000  464,614
Fannie Mae:
 6.97%, 4/8/04 Aaa  190,000  201,221
 7.40%, 7/1/04 Aaa  170,000  183,840
 6.44%, 6/21/05 Aaa  250,000  259,258

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa $ 120,831 $ 126,403
U.S. Department of Housing and
 Urban Development Government
 guaranteed participation
 certificates Series 1995-A,
 8.24%, 8/1/04 Aaa  20,000  22,437
  1,446,976
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $16,105,483)   16,432,183
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 3.3%
Freddie Mac:
 7 1/2%, 3/1/28 to 4/1/28 Aaa  193,084  337,233
Fannie Mae:
 6%, 3/1/11 to 4/1/13 Aaa  3,192,792  3,159,381
 6 1/2%, 2/1/13 to 10/1/27 Aaa  4,022,158  4,025,460
 6 1/2%, 6/1/28  Aaa  1,400,000  1,394,750
 7%, 7/1/28 (g) Aaa  5,586,835  5,665,400
 7 1/2%, 5/1/24 to 1/1/26 Aaa  924,860  948,850
Government National Mortgage Association:
  7%, 7/15/28 (g) Aaa  1,000,000  1,015,938
 7 1/2%, 7/15/28 Aaa  1,100,000  1,130,594
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $17,495,379)   17,677,606
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and
 Securitization LLC Series 1997-2
 Class 2-B, 7.2891%,
 12/29/25 (f)(h)(k)
 (Cost $132,891) Ba3  250,000  120,547
COMMERCIAL MORTGAGE SECURITIES - 1.2%
Asset Securitization Corp.
 Series 1997-D5 Class A-6,
 0%, 2/14/41 BBB  100,000  100,047
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.6964%, 11/16/26 (f) -  12,443  12,432
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (f)(h) BBB  60,000  60,778
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
CBM Funding Corp. sequential
 pay:
  Series 1996-1 Class A-3PI,
   7.08%, 11/1/07 AA $ 100,000 $ 104,641
  Series 1996-1 Class B,
   7.48%, 2/1/08 A  80,000  86,325
CS First Boston Mortgage
 Securities Corp.:
  Series 1997-C2 Class D,
   7.27%, 4/17/11 Baa  190,000  194,869
  Series 1998-C1 Class D,
   7.17%, 1/17/12 BBB  210,000  213,413
  Series 1998-FL1 Class E,
   6.5063%, 1/10/13 (f)(h) Baa  220,000  220,000
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (f) -  250,000  256,250
Deutsche Mortgage and Asset
 Receiving Corp.
 Series 1998-C1 Class D,
 7.231%, 7/15/12 Baa  140,000  141,936
Franchise Mortgage Acceptance
 Company LLC Loan
 Receivables Trust (f)(h):
  Series 1997-A Class E, 8.1047%,
   4/15/19 -  250,000  240,664
  Series 1997-B Class E, 7.8912%,
   9/15/19 -  100,000  90,250
First Chicago/Lennar Trust I (h):
 Series 1997-CHL1 Class D,
  8.1077%, 5/29/08 -  350,000  350,492
 Series 1997-CHL1 Class E,
  8.1077%, 2/28/11 -  320,000  284,650
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class B, 6.79%, 10/18/11 Aa2  390,000  399,567
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series 1996-C1
 Class F, 7.86%,
 11/15/06 (f) Ba3  250,000  243,300
GS Mortgage Securities Corp. II:
 Series 1997- GL Class A2-B,
  6.86%, 7/13/30 Aaa  140,000  145,389
 Series 1998-GLII Class D,
  7.1905%, 4/13/31 (f)(h) Baa  50,000  50,511
 Series 1998-GLII Class E,
  7.1905%, 4/13/31 (f)(h) Baa  180,000  176,276
Kidder Peabody Acceptance
 Corp. sequential pay,
 Series 1993-M1 Class A-2,
 7.15%, 4/25/25 Aa2  52,797  52,731
LTC Commercial Mortgage
 Pass-Through Certificates:
  Series 1996-1 Class E,
   9.16%, 4/15/28 BB-  500,000  517,500
  Series 1998-1 Class A,
   6.029%, 5/30/30 (f) Aaa  109,661  107,648

                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (f) - $ 90,682 $ 89,095
 Series 1998-HF1 Class D,
  7.10%, 2/15/08 (h) BBB  180,000  182,700
Nomura Depositor Trust
 Series 1998-ST1A Class B-2,
 12.6563%, 1/15/03 (f) -  125,000  124,238
Nomura Asset Securities Corp.
 Series 1998-D6 Class A-4,
 7.5941%, 3/15/30 (h) Baa  140,000  144,102
Resolution Trust Corp. Series 1991-M2
 Class A-3, 7.2498%,
 9/25/20 (h) Ba3  74,288  63,887
Structured Asset Securities Corp.:
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (f) B  250,000  125,000
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (f) BB  1,000,000  972,500
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
   2/25/28 Aaa  52,255  52,777
 commercial Series 1996-CFL
  Class E, 7 3/4%, 2/25/28 BB+  80,000  80,975
Thirteen Affiliates of General
 Growth Properties, Inc. (f):
 Series D-2,
  6.992%, 11/15/12 Baa  140,000  140,454
 Series E-2,
  7.224%, 11/15/12 Baa  100,000  99,237
 sequential pay Series A-2,
 6.602%, 11/15/12 Aaa  130,000  133,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $5,966,800)   6,257,837
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.1%
Export Development Corp. yankee
 8 1/8%, 8/10/99 Aa2  50,000  51,193
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  125,000  125,699
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa  250,000  344,610
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $509,612)   521,502
SUPRANATIONAL OBLIGATIONS - 0.0%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $149,057) Aaa  150,000  157,832
BANK NOTES - 0.1%
Key Bank N.A 5.6488%, 8/20/99
 (Cost $499,330)  500,000  499,525
CERTIFICATES OF DEPOSIT - 0.6%
                                MOODY'S     PRINCIPAL   VALUE
                                RATINGS (C) AMOUNT      (NOTE 1)
Banque Nationale de Paris yankee
 5 3/4%, 7/31/98 $ 200,000 $ 199,976
Canadian Imperial Bank of Commerce:
 NY Branch yankee 6.20%, 8/1/00  180,000  180,954
 5.91%, 8/28/98  500,000  500,023
Chase Manhattan Bank USA
 5.54%, 7/6/98   400,000  399,996
RaboBank Nederland Cooperative Central
 yankee 5.68%, 6/4/99  400,000  399,809
Societe Generale France yankee
 5.91%, 10/15/98  400,000  400,073
Toronto-Dominion Bank yankee
 5.68%, 6/4/99  400,000  399,809
Westpac Banking Corp. yankee
 5.885%, 8/27/98  500,000  499,995
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $2,979,219)   2,980,635
COMMERCIAL PAPER - 0.5%
Aspen Funding Corp. yankee
 5.54%, 7/20/98  400,000  398,814
BMW US Capital Corp. yankee
 5.53%, 8/5/98  252,000  250,628
Citibank Credit Card Master Trust I
 (Dakota Certificate Program)
  5.52%, 8/5/98  300,000  298,373
Morgan (JP) & Co., Inc.
 5 1/2%, 11/10/98  400,000  391,948
New Center Asset Trust
 5.54%, 9/21/98  400,000  395,007
Triple A One Funding Corp.
 5.54%, 7/8/98  400,000  399,562
UBS Finance, Inc. yankee
 5.53%, 8/5/98   400,000  397,842
TOTAL COMMERCIAL PAPER
 (Cost $2,532,168)   2,532,174
MASTER NOTES - 0.0%
Goldman Sachs Group LP
 5.72%, 1/27/99
 (Cost $300,000)  300,000  300,000
CASH EQUIVALENTS - 3.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.93%, dated
 6/30/98 due 7/1/98  $ 625,103  625,000
 SHARES
Taxable Central Cash Fund (b)  17,717,215  17,717,215
TOTAL CASH EQUIVALENTS
 (Cost $18,342,215)   18,342,215
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $460,667,441) $  530,383,488
LEGEND
(a)  Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,792,777 or 5.1% of net assets.
(g) Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
                            ACQUISITION ACQUISITION
SECURITY                    DATE        COST
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay in kind:               4/3/97      $ 184,988
                            9/15/97     $ 12,698
                            3/15/98     $ 12,965
Garden State
 Newspapers, Inc.
 8 3/4%, 10/1/09            2/11/98     $ 465,750

(k) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $299,004,872 and $302,860,115, respectively, of which long-term U.S. government and government agency obligations aggregated $72,759,717 and $55,081,946, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $27,166 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 8.6% AAA, AA, A 8.3%
Baa        2.3% BBB        2.6%
Ba         2.0% BB         2.6%
B          8.3% B          7.8%
Caa        1.0% CCC        1.0%
Ca, C      0.0% CC, C      0.0%
                D          0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.2%. FMR has determined that unrated debt securities that are lower quality account for 1.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $460,692,241. Net unrealized appreciation aggregated $69,691,247, of which $78,694,992 related to appreciated investment securities and $9,003,745 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $625,000) (COST
$460,667,441) - SEE                                                                                          $ 530,383,488
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                               2,086,273

RECEIVABLE FOR FUND SHARES SOLD                                                                              255,303

DIVIDENDS RECEIVABLE                                                                                          649,483

INTEREST RECEIVABLE                                                                                           2,065,736

 TOTAL ASSETS                                                                                                 535,440,283

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                       $ 36,733

PAYABLE FOR INVESTMENTS PURCHASED                                                                 3,954,568
REGULAR DELIVERY

 DELAYED DELIVERY                                                                                7,707,551

PAYABLE FOR FUND SHARES REDEEMED                                                                 862,639

ACCRUED MANAGEMENT FEE                                                                            252,968

DISTRIBUTION FEES PAYABLE                                                                         67

OTHER PAYABLES AND                                                                              83,471
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                            12,897,997

NET ASSETS                                                                                                   $ 522,542,286

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                              $ 423,363,916

UNDISTRIBUTED NET INVESTMENT INCOME                                                                          5,955,457

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          23,507,312

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                    69,715,601
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                   $ 522,542,286

INITIAL CLASS:                                                                                                $16.10
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($521,474,865 (DIVIDED BY) 32,394,455
 SHARES)

SERVICE CLASS:                                                                                                $16.04
NET ASSET VALUE AND OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,067,421 (DIVIDED BY) 66,531 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                              $ 3,066,987
DIVIDENDS

INTEREST                                                                        4,793,392

 TOTAL INCOME                                                                   7,860,379

EXPENSES

MANAGEMENT FEE                                                    $ 1,485,555

TRANSFER AGENT FEES                                                173,911

DISTRIBUTION FEES - SERVICE CLASS                                  127

ACCOUNTING FEES AND EXPENSES                                       105,646

NON-INTERESTED TRUSTEES' COMPENSATION                              921

CUSTODIAN FEES AND EXPENSES                                        12,675

AUDIT                                                              23,776

LEGAL                                                              2,832

 TOTAL EXPENSES BEFORE REDUCTIONS                                  1,805,443

 EXPENSE REDUCTIONS                                                (50,059)     1,755,384

NET INVESTMENT INCOME                                                           6,104,995

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             23,729,887

 FOREIGN CURRENCY TRANSACTIONS                                     (263)        23,729,624

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             22,643,508

 ASSETS AND LIABILITIES IN                                         4,650        22,648,158
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                 46,377,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ 52,482,777

OTHER INFORMATION                                                              $ 46,143
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                             3,916

                                                                               $ 50,059


STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED  YEAR ENDED
                                                                                       JUNE 30, 1998     DECEMBER 31,
                                                                                        (UNAUDITED)       1997


OPERATIONS                                                                                $ 6,104,995    $ 9,495,223
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                   23,729,624     45,670,158

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                        22,648,158     28,894,868

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             52,482,777     84,060,249

DISTRIBUTIONS TO SHAREHOLDERS                                                                (9,747,110)    -
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                       (45,582,074)   (447,876)

 TOTAL DISTRIBUTIONS                                                                          (55,329,184)   (447,876)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                   42,147,656     146,605,112

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      39,301,249     230,217,485

NET ASSETS

 BEGINNING OF PERIOD                                                                           483,241,037    253,023,552

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $5,955,457 AND
$9,445,834, RESPECTIVELY)                                                                     $ 522,542,286  $ 483,241,037



OTHER INFORMATION:


     SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES       DOLLARS    YEAR ENDED DECEMBER 31, 1997

                                                                  (UNAUDITED)             SHARES       DOLLARS
SHARE TRANSACTIONS                                           3,232,190    $ 51,150,975    13,903,953   $ 201,184,575
INITIAL CLASS
 SOLD

  REINVESTED                                                 3,710,796     55,327,974     32,763        447,876

  REDEEMED                                                   (4,088,960)   (65,374,236)   (3,709,989)   (55,037,339)

  NET INCREASE (DECREASE)                                    2,854,026    $ 41,104,713    10,226,727   $ 146,595,112

 SERVICE CLASS A                                             65,996       $ 1,044,479     627          $ 10,000
 SOLD

  REINVESTED                                                 81            1,210          -             -

  REDEEMED                                                   (173)         (2,746)        -             -

  NET INCREASE (DECREASE)                                    65,904       $ 1,042,943     627          $ 10,000

DISTRIBUTIONS                                                             $ 9,746,897                  $ -
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                         45,581,077                   447,876

 TOTAL                                                                    $ 55,327,974                 $ 447,876

 SERVICE CLASS - NET INVESTMENT INCOME                                    $ 213                        $ -

 SERVICE CLASS - NET REALIZED GAIN                                         997                          -

 TOTAL                                                                    $ 1,210                      $ -

                                                                          $ 55,329,184                 $ 447,876

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS


                                                            SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,   JANUARY 3, 1995
                                                               JUNE 30, 1998                             COMMENCEMENT
                                                                                                         OF OPERATIONS) TO
                                                                                                         DECEMBER 31,

SELECTED PER-SHARE DATA                                         (UNAUDITED)    1997       1996       1995

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 16.36     $ 13.10    $ 11.77    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .19 D       .36 D      .21        .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.48        2.92       2.08       2.20

 TOTAL FROM INVESTMENT OPERATIONS                                   1.67        3.28       2.29       2.30

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.34)       -          (.21)      (.11)

 FROM NET REALIZED GAIN                                             (1.59)      (.02)      (.75)      (.42)

 TOTAL DISTRIBUTIONS                                                (1.93)      (.02)      (.96)      (.53)

NET ASSET VALUE, END OF PERIOD                                     $ 16.10     $ 16.36    $ 13.10    $ 11.77

TOTAL RETURN B, C                                                   11.15%      25.07%     20.04%     23.02%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 521,475   $ 483,231  $ 253,024  $ 68,247

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .73% A      .77%       .87%       1.00% F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .71% A, G   .76% G     .85% G     1.00%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                2.46% A     2.44%      2.63%      1.69%

PORTFOLIO TURNOVER                                                  125% A      90%        120%       343%

AVERAGE COMMISSION RATE H                                          $ .0392     $ .0399    $ .0211



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                            SIX MONTHS ENDED  YEAR ENDED
                                                               JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                         (UNAUDITED)       1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 16.35     $ 15.94

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .19 D       .07 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.43        .34

 TOTAL FROM INVESTMENT OPERATIONS                                   1.62        .41

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.34)       -

 FROM NET REALIZED GAIN                                             (1.59)      -

 TOTAL DISTRIBUTIONS                                                (1.93)      -

NET ASSET VALUE, END OF PERIOD                                     $ 16.04     $ 16.35

TOTAL RETURN B, C                                                   10.82%      2.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 1,067     $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .83% A      .87% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .81% A, G   .87% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                2.60% A     2.70% A

PORTFOLIO TURNOVER                                                  125% A      90%

AVERAGE COMMISSION RATE H                                          $ .0392     $ .0399


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1  PAST 5  PAST 10
JUNE 30, 1998                         YEAR    YEARS   YEARS

VIP: EQUITY-INCOME - "INITIAL CLASS"  21.65%  20.01%  15.74%

S&P 500 (REGISTERED TRADEMARK)        30.16%  23.08%  18.56%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
             VIP Equity-Income           S&P 500
             00150                       SP001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9981.88                     9962.00
  1988/08/31       9809.78                     9623.29
  1988/09/30      10101.27                    10033.24
  1988/10/31      10275.59                    10312.17
  1988/11/30      10110.45                    10164.70
  1988/12/31      10202.74                    10342.59
  1989/01/31      10832.89                    11099.66
  1989/02/28      10777.29                    10823.28
  1989/03/31      11010.72                    11075.46
  1989/04/30      11435.66                    11650.28
  1989/05/31      11775.62                    12122.12
  1989/06/30      11783.68                    12053.02
  1989/07/31      12470.67                    13141.41
  1989/08/31      12671.04                    13398.98
  1989/09/30      12528.59                    13344.05
  1989/10/31      11805.78                    13034.46
  1989/11/30      11873.25                    13300.37
  1989/12/31      11972.33                    13619.58
  1990/01/31      11163.78                    12705.70
  1990/02/28      11229.94                    12869.61
  1990/03/31      11248.46                    13210.65
  1990/04/30      10858.45                    12880.38
  1990/05/31      11576.88                    14136.22
  1990/06/30      11461.61                    14040.10
  1990/07/31      11181.30                    13995.17
  1990/08/31      10288.45                    12730.00
  1990/09/30       9490.36                    12110.05
  1990/10/31       9248.37                    12057.98
  1990/11/30       9911.22                    12836.92
  1990/12/31      10141.83                    13195.07
  1991/01/31      10685.72                    13770.38
  1991/02/28      11421.56                    14754.96
  1991/03/31      11658.49                    15112.03
  1991/04/30      11712.97                    15148.30
  1991/05/31      12355.82                    15802.71
  1991/06/30      11850.61                    15078.94
  1991/07/31      12522.44                    15781.62
  1991/08/31      12786.76                    16155.65
  1991/09/30      12699.00                    15885.85
  1991/10/31      12910.47                    16098.72
  1991/11/30      12353.98                    15449.94
  1991/12/31      13330.27                    17217.41
  1992/01/31      13510.26                    16897.17
  1992/02/29      13948.97                    17116.83
  1992/03/31      13778.05                    16783.05
  1992/04/30      14209.68                    17276.48
  1992/05/31      14323.26                    17361.13
  1992/06/30      14197.86                    17102.45
  1992/07/31      14632.96                    17801.94
  1992/08/31      14312.36                    17437.00
  1992/09/30      14460.93                    17642.76
  1992/10/31      14634.05                    17704.51
  1992/11/30      15164.94                    18308.23
  1992/12/31      15581.37                    18533.42
  1993/01/31      16046.49                    18689.10
  1993/02/28      16406.95                    18943.27
  1993/03/31      16895.89                    19342.98
  1993/04/30      16825.64                    18874.88
  1993/05/31      17130.07                    19380.72
  1993/06/30      17331.56                    19436.93
  1993/07/31      17567.36                    19359.18
  1993/08/31      18239.40                    20092.89
  1993/09/30      18169.67                    19938.18
  1993/10/31      18335.82                    20350.90
  1993/11/30      18015.39                    20157.56
  1993/12/31      18431.81                    20401.47
  1994/01/31      19243.57                    21095.12
  1994/02/28      18748.02                    20523.44
  1994/03/31      17963.70                    19628.62
  1994/04/30      18582.70                    19879.87
  1994/05/31      18759.56                    20205.90
  1994/06/30      18643.66                    19710.85
  1994/07/31      19266.39                    20357.37
  1994/08/31      20257.67                    21192.02
  1994/09/30      19925.79                    20672.82
  1994/10/31      20334.79                    21137.95
  1994/11/30      19670.17                    20368.11
  1994/12/31      19734.15                    20670.17
  1995/01/31      20042.70                    21206.15
  1995/02/28      20806.93                    22032.55
  1995/03/31      21525.39                    22682.73
  1995/04/30      22124.07                    23350.74
  1995/05/31      22790.79                    24284.07
  1995/06/30      23118.23                    24848.19
  1995/07/31      24007.92                    25672.15
  1995/08/31      24309.05                    25736.59
  1995/09/30      25116.09                    26822.67
  1995/10/31      24827.08                    26726.92
  1995/11/30      25900.54                    27900.23
  1995/12/31      26659.34                    28437.59
  1996/01/31      27434.08                    29405.60
  1996/02/29      27526.23                    29678.19
  1996/03/31      27815.98                    29963.99
  1996/04/30      28178.17                    30405.66
  1996/05/31      28482.40                    31189.82
  1996/06/30      28221.63                    31308.66
  1996/07/31      26845.32                    29925.44
  1996/08/31      27395.84                    30556.57
  1996/09/30      28569.33                    32276.29
  1996/10/31      29032.93                    33166.47
  1996/11/30      30974.25                    35673.52
  1996/12/31      30467.19                    34966.83
  1997/01/31      31655.16                    37151.56
  1997/02/28      32005.84                    37442.83
  1997/03/31      30816.27                    35904.30
  1997/04/30      31909.39                    38047.79
  1997/05/31      33886.65                    40364.14
  1997/06/30      35462.02                    42172.45
  1997/07/31      38050.14                    45528.11
  1997/08/31      36265.79                    42977.63
  1997/09/30      38259.12                    45331.51
  1997/10/31      36860.57                    43817.44
  1997/11/30      38210.89                    45845.75
  1997/12/31      39030.73                    46632.92
  1998/01/31      38934.28                    47148.68
  1998/02/28      41443.60                    50549.04
  1998/03/31      43363.24                    53137.66
  1998/04/30      43363.24                    53672.23
  1998/05/31      42660.51                    52749.60
  1998/06/30      43140.42                    54892.29
IMATRL PRASUN   SHR__CHT 19980630 19980709 112644 R00000000000123
Let's say hypothetically $10,000 was invested in Variable Insurance Products Fund: Equity-Income Portfolio on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $43,140 - a 331.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,892 - a 448.92% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

GENERAL ELECTRIC CO.           3.3

CITICORP                       1.9

FANNIE MAE                     1.8

BRITISH PETROLEUM PLC ADR      1.6

PHILIP MORRIS COMPANIES, INC.  1.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                                  % OF FUND'S
                                  INVESTMENTS

FINANCE                           25.6

ENERGY                            11.1

UTILITIES                         8.6

HEALTH                            6.9

INDUSTRIAL MACHINERY & EQUIPMENT  6.8

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 96.09999999999999
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 2.2
STOCKS                96.1%
BONDS                  1.7%
SHORT-TERM INVESTMENTS 2.2%
FOREIGN INVESTMENTS   10.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1  PAST 5  PAST 10
JUNE 30, 1998                       YEAR    YEARS   YEARS

VIP: EQUITY-INCOME - SERVICE CLASS  21.60%  20.00%  15.74%

S&P 500 (REGISTERED TRADEMARK)      30.16%  23.08%  18.56%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
             VIP Equity-Income - CL S    S&P 500
             00471                       SP001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9981.88                     9962.00
  1988/08/31       9809.78                     9623.29
  1988/09/30      10101.27                    10033.24
  1988/10/31      10275.59                    10312.17
  1988/11/30      10110.45                    10164.70
  1988/12/31      10202.74                    10342.59
  1989/01/31      10832.89                    11099.66
  1989/02/28      10777.29                    10823.28
  1989/03/31      11010.72                    11075.46
  1989/04/30      11435.66                    11650.28
  1989/05/31      11775.62                    12122.12
  1989/06/30      11783.68                    12053.02
  1989/07/31      12470.67                    13141.41
  1989/08/31      12671.04                    13398.98
  1989/09/30      12528.59                    13344.05
  1989/10/31      11805.78                    13034.46
  1989/11/30      11873.25                    13300.37
  1989/12/31      11972.33                    13619.58
  1990/01/31      11163.78                    12705.70
  1990/02/28      11229.94                    12869.61
  1990/03/31      11248.46                    13210.65
  1990/04/30      10858.45                    12880.38
  1990/05/31      11576.88                    14136.22
  1990/06/30      11461.61                    14040.10
  1990/07/31      11181.30                    13995.17
  1990/08/31      10288.45                    12730.00
  1990/09/30       9490.36                    12110.05
  1990/10/31       9248.37                    12057.98
  1990/11/30       9911.22                    12836.92
  1990/12/31      10141.83                    13195.07
  1991/01/31      10685.72                    13770.38
  1991/02/28      11421.56                    14754.96
  1991/03/31      11658.49                    15112.03
  1991/04/30      11712.97                    15148.30
  1991/05/31      12355.82                    15802.71
  1991/06/30      11850.61                    15078.94
  1991/07/31      12522.44                    15781.62
  1991/08/31      12786.76                    16155.65
  1991/09/30      12699.00                    15885.85
  1991/10/31      12910.47                    16098.72
  1991/11/30      12353.98                    15449.94
  1991/12/31      13330.27                    17217.41
  1992/01/31      13510.26                    16897.17
  1992/02/29      13948.97                    17116.83
  1992/03/31      13778.05                    16783.05
  1992/04/30      14209.68                    17276.48
  1992/05/31      14323.26                    17361.13
  1992/06/30      14197.86                    17102.45
  1992/07/31      14632.96                    17801.94
  1992/08/31      14312.36                    17437.00
  1992/09/30      14460.93                    17642.76
  1992/10/31      14634.05                    17704.51
  1992/11/30      15164.94                    18308.23
  1992/12/31      15581.37                    18533.42
  1993/01/31      16046.49                    18689.10
  1993/02/28      16406.95                    18943.27
  1993/03/31      16895.89                    19342.98
  1993/04/30      16825.64                    18874.88
  1993/05/31      17130.07                    19380.72
  1993/06/30      17331.56                    19436.93
  1993/07/31      17567.36                    19359.18
  1993/08/31      18239.40                    20092.89
  1993/09/30      18169.67                    19938.18
  1993/10/31      18335.82                    20350.90
  1993/11/30      18015.39                    20157.56
  1993/12/31      18431.81                    20401.47
  1994/01/31      19243.57                    21095.12
  1994/02/28      18748.02                    20523.44
  1994/03/31      17963.70                    19628.62
  1994/04/30      18582.70                    19879.87
  1994/05/31      18759.56                    20205.90
  1994/06/30      18643.66                    19710.85
  1994/07/31      19266.39                    20357.37
  1994/08/31      20257.67                    21192.02
  1994/09/30      19925.79                    20672.82
  1994/10/31      20334.79                    21137.95
  1994/11/30      19670.17                    20368.11
  1994/12/31      19734.15                    20670.17
  1995/01/31      20042.70                    21206.15
  1995/02/28      20806.93                    22032.55
  1995/03/31      21525.39                    22682.73
  1995/04/30      22124.07                    23350.74
  1995/05/31      22790.79                    24284.07
  1995/06/30      23118.23                    24848.19
  1995/07/31      24007.92                    25672.15
  1995/08/31      24309.05                    25736.59
  1995/09/30      25116.09                    26822.67
  1995/10/31      24827.08                    26726.92
  1995/11/30      25900.54                    27900.23
  1995/12/31      26659.34                    28437.59
  1996/01/31      27434.08                    29405.60
  1996/02/29      27526.23                    29678.19
  1996/03/31      27815.98                    29963.99
  1996/04/30      28178.17                    30405.66
  1996/05/31      28482.40                    31189.82
  1996/06/30      28221.63                    31308.66
  1996/07/31      26845.32                    29925.44
  1996/08/31      27395.84                    30556.57
  1996/09/30      28569.33                    32276.29
  1996/10/31      29032.93                    33166.47
  1996/11/30      30974.25                    35673.52
  1996/12/31      30467.19                    34966.83
  1997/01/31      31655.16                    37151.56
  1997/02/28      32005.84                    37442.83
  1997/03/31      30816.27                    35904.30
  1997/04/30      31909.39                    38047.79
  1997/05/31      33886.65                    40364.14
  1997/06/30      35462.02                    42172.45
  1997/07/31      38050.14                    45528.11
  1997/08/31      36265.79                    42977.63
  1997/09/30      38259.12                    45331.51
  1997/10/31      36860.57                    43817.44
  1997/11/30      38210.89                    45845.75
  1997/12/31      39014.65                    46632.92
  1998/01/31      38934.28                    47148.68
  1998/02/28      41443.60                    50549.04
  1998/03/31      43346.10                    53137.66
  1998/04/30      43363.24                    53672.23
  1998/05/31      42643.37                    52749.60
  1998/06/30      43123.28                    54892.29
IMATRL PRASUN   SHR__CHT 19980630 19980709 123632 R00000000000123
Let's say hypothetically $10,000 was invested in Variable Insurance Products Fund: Equity-Income Portfolio - Service Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $43,123 - a 331.23% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,892 - a 448.92% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

GENERAL ELECTRIC CO.           3.3

CITICORP                       1.9

FANNIE MAE                     1.8

BRITISH PETROLEUM PLC ADR      1.6

PHILIP MORRIS COMPANIES, INC.  1.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                                  % OF FUND'S
                                  INVESTMENTS

FINANCE                           25.6

ENERGY                            11.1

UTILITIES                         8.6

HEALTH                            6.9

INDUSTRIAL MACHINERY & EQUIPMENT  6.8

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 96.09999999999999
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 2.2
STOCKS                96.1%
BONDS                  1.7%
SHORT-TERM INVESTMENTS 2.2%
FOREIGN INVESTMENTS   10.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Steve Petersen, Portfolio Manager of Equity-Income Portfolio
Q. STEVE, HOW DID THE FUND PERFORM OVER THE PAST YEAR?
A. It performed well compared to similar funds. However, for the six- and 12-month periods that ended June 30, 1998, the fund underperformed the Standard & Poor's 500 Index, which returned 17.71% for the six-month period and 30.16% for the 12-month period.
Q. AS WE'VE DISCUSSED IN THE PAST FEW REPORTS, THE S&P 500 HAS TENDED TO OUTPERFORM THE FUND RECENTLY BECAUSE THE INDEX IS MUCH MORE HEAVILY WEIGHTED IN LARGE-CAPITALIZATION STOCKS THAN THE FUND. DOES THIS CONTINUE TO EXPLAIN THE FUND'S PERFORMANCE COMPARED TO THE S&P OVER THIS PERIOD?
A. In part, yes. Over the period, large-capitalization stocks continued to notably outperform the rest of the market. So, given the fund's investment style of looking for value stocks and income-producing stocks - which can range from large- to small-cap stocks - the fund was at a disadvantage compared to the S&P over the past 12 months. However, as I mentioned, the fund performed well against its peer group over the same period. This was mostly due to strong individual stock selection and the fund's focus on earning income from common stocks rather than bonds, which underperformed stocks over the period.
Q. SO, IF LARGE-CAP STOCKS HAVE DONE SO WELL RECENTLY, WHY DOESN'T THE FUND HOLD ONLY THEM?
A. If I did hold just large-cap stocks, the fund's performance probably would have been stronger over the short run. However, as I just mentioned, that would be inconsistent with the fund's long-term strategy, which encourages me to own stocks of several different capitalization sizes. In general, I feel that if I continue with the fund's investment style, the fund will catch any short-term market trends over the long run.
Q. GOING BACK TO THE FUND'S PERFORMANCE COMPARED TO THE S&P, YOU IMPLIED THAT THERE WERE OTHER REASONS THE FUND UNDERPERFORMED . . .
A. That's right. What probably hurt the fund the most was that the energy sector - the fund's second-largest sector - was negatively affected by declining oil prices. This was largely due to reduced demand in the worldwide oil market, mostly from Asian countries still stinging from last fall's correction. On top of that, weather patterns, including a relatively mild U.S. winter, had a negative impact on oil demand. The fund's top sector, finance, also had a fairly rough period. Banks somewhat underperformed the market as a result of a flurry of merger and acquisition activity in the early part of the year. Investors were concerned that their ability to earn an adequate return on the acquisitions was lessening as bank prices kept getting bid up. In addition, larger money-center banks like BankAmerica were somewhat hurt by their exposure to Asia. Economically sensitive stocks, from basic industries to manufacturing businesses, also suffered because of reduced demand from Asia.
Q. WHAT SPECIFIC HOLDINGS HELPED THE FUND?
A. General Electric - the fund's number one holding - showed solid earnings growth, and I consider it one of the better-managed companies around. Another strong performer was Citicorp. After a big price run-up when Citicorp announced its upcoming merger with Travelers, its stock price fell to pre-merger levels as the market was unwilling to pay for the potential of the merger. Financially, we thought it made sense to buy the stock at this lower price because of the planned merger and because of cost-cutting steps Citicorp had recently taken. Fannie Mae, which buys loans from mortgage originators, packages them and sells them to investors, benefited from strong refinancing activity at the beginning of the year.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. I failed to recognize how low energy prices could go. I thought it was a temporary issue, but I should have taken much more aggressive action.
Q. STEVE, WHAT'S YOUR OUTLOOK GOING FORWARD?
A. In general, the underlying economic conditions in the U.S. remain good. We have low inflation, low interest rates, low unemployment and good consumer demand. In addition, the political environment is still relatively benign, and the lack of major activity in Congress is good for stock prices, since change often creates uncertainty. Despite good news at home, I need to pay close attention to what's happening in Asia - especially Japan and China - since events in this region could negatively affect the U.S. economy going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to provide current income and increase the value of the fund's shares over the long term
START DATE: October 9, 1986
SIZE: as of June 30, 1998, more than $11.7 billion
MANAGER: Stephen Petersen, since 1997, joined
Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.2%
                                      SHARES         VALUE (NOTE 1)
AEROSPACE & DEFENSE - 5.1%
AEROSPACE & DEFENSE - 3.0%
AlliedSignal, Inc.   1,867,500 $ 82,870,313
Gulfstream Aerospace Corp. (a)  127,400  5,924,100
Harsco Corp.   827,700  37,919,006
Lockheed Martin Corp.   673,103  71,264,780
Textron, Inc.   1,037,900  74,404,456
United Technologies Corp.   858,800  79,439,000
  351,821,655
DEFENSE ELECTRONICS - 1.8%
Litton Industries, Inc. (a)  842,500  49,707,500
Northrop Grumman Corp.   725,500  74,817,188
Raytheon Co.:
 Class A  19,131  1,102,424
 Class B  1,551,800  91,750,175
  217,377,287
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   633,000  29,434,500
TOTAL AEROSPACE & DEFENSE   598,633,442
BASIC INDUSTRIES - 6.6%
CHEMICALS & PLASTICS - 3.4%
Air Products & Chemicals, Inc.   564,000  22,560,000
du Pont (E.I.) de Nemours & Co.   330,000  24,626,250
Great Lakes Chemical Corp.   766,800  30,240,675
Hanna (M.A.) Co.   684,200  12,529,413
Hercules, Inc.   772,400  31,764,950
Hoechst AG Ord.   491,100  24,269,793
IMC Global, Inc.   402,100  12,113,263
ICI (Imperial Chemical Industries)
 PLC ADR Class L  261,800  16,886,100
Lawter International, Inc.   231,000  2,512,125
Millennium Chemicals, Inc.   401,400  13,597,425
Monsanto Co.   1,644,000  91,858,500
Octel Corp.   121,950  2,423,756
Olin Corp.   585,200  24,395,525
Solutia, Inc.   639,800  18,354,263
Union Carbide Corp.   856,400  45,710,350
Witco Corp.   973,400  28,471,950
  402,314,338
IRON & STEEL - 0.4%
Dofasco Inc.   749,800  12,234,856
Inland Steel Industries, Inc.   862,900  24,322,994
USX-U.S. Steel Group  391,000  12,903,000
  49,460,850
METALS & MINING - 1.1%
Alcan Aluminium Ltd.   1,400,000  38,630,557
Alumax, Inc.   363,125  16,839,922
Aluminum Co. of America  740,900  48,853,094
Kaiser Aluminum Corp. (a)  250,000  2,390,625
Noranda, Inc.   200,000  3,461,080
Phelps Dodge Corp.   339,200  19,398,000
  129,573,278
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   98,900  3,436,775
Tupperware Corp.   89,100  2,505,938
  5,942,713
PAPER & FOREST PRODUCTS - 1.6%
Boise Cascade Corp.   464,200  15,202,550
Champion International Corp.   640,500  31,504,594

                                      SHARES         VALUE (NOTE 1)
Domtar, Inc.   1,072,400 $ 7,196,825
Georgia-Pacific Corp.   556,600  32,804,613
Kimberly-Clark Corp.   1,318,200  60,472,425
Weyerhaeuser Co.   861,900  39,809,006
  186,990,013
TOTAL BASIC INDUSTRIES   774,281,192
CONSTRUCTION & REAL ESTATE - 2.3%
BUILDING MATERIALS - 1.0%
American Standard Companies, Inc. (a)  579,300  25,887,469
Coltec Industries, Inc. (a)  1,371,600  27,260,550
Masco Corp.   1,045,400  63,246,700
  116,394,719
ENGINEERING - 0.2%
EG & G, Inc.   389,900  11,697,000
Fluor Corp.   222,100  11,327,100
Foster Wheeler Corp.   301,800  6,469,838
  29,493,938
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Alexandria Real Estate Equities, Inc.   109,600  3,281,150
Crescent Real Estate Equities, Inc.   358,200  12,044,475
Duke Realty Investors, Inc.   100,200  2,373,488
Equity Office Properties Trust  416,800  11,826,700
Equity Residential Properties Trust (SBI)  300,000  14,231,250
Public Storage, Inc.   256,800  7,190,400
Starwood Hotels & Resorts Trust  1,502,681  72,598,276
Weeks Corp.   170,500  5,392,063
  128,937,802
TOTAL CONSTRUCTION & REAL ESTATE   274,826,459
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 1.3%
Chrysler Corp.   142,000  8,005,250
Eaton Corp.   347,400  27,010,350
Ford Motor Co.   248,500  14,661,500
General Motors Corp.   300,000  20,043,750
Johnson Controls, Inc.   399,500  22,846,406
Meritor Automotive, Inc.   629,900  15,117,600
Navistar International Corp.   281,300  8,122,538
Snap-On Tools Corp.   32,000  1,157,517
TRW, Inc.   719,200  39,286,300
  156,251,211
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   821,900  67,549,906
CONSUMER ELECTRONICS - 0.4%
General Motors Corp. Class H  226,400  10,669,100
Maytag Co.   718,600  35,480,875
Sunbeam-Oster, Inc.   661,000  6,857,875
  53,007,850
TEXTILES & APPAREL - 0.6%
Dexter Corp.   353,700  11,252,081
Intimate Brands, Inc. Class A  171,900  4,737,994
NIKE, Inc. Class B  484,200  23,574,488
Reebok International Ltd. (a)  687,700  19,040,694
Stride Rite Corp.   148,300  2,233,769
Unifi, Inc.   192,600  6,596,550
  67,435,576
TOTAL DURABLES   344,244,543
COMMON STOCKS - CONTINUED
                                      SHARES         VALUE (NOTE 1)
ENERGY - 11.1%
ENERGY SERVICES - 0.8%
Dresser Industries, Inc.   271,700 $ 11,971,781
Halliburton Co.   650,000  28,965,625
Schlumberger Ltd.   812,000  55,469,750
  96,407,156
OIL & GAS - 10.3%
Amerada Hess Corp.   709,400  38,529,288
Amoco Corp.   730,000  30,386,250
Anadarko Petroleum Corp.   195,100  13,108,281
Atlantic Richfield Co.   780,000  60,937,500
British Petroleum PLC:
 Ord.   806,508  11,755,417
 ADR  2,193,611  193,586,171
Burlington Resources, Inc.   795,000  34,234,688
Chevron Corp.   1,013,700  84,200,456
Coastal Corp. (The)  266,600  18,612,013
Elf Aquitaine SA sponsored ADR  319,400  22,677,400
Exxon Corp.   1,500,000  106,968,750
Kerr-McGee Corp.   164,500  9,520,438
Mobil Corp.   502,600  38,511,725
Occidental Petroleum Corp.   2,333,400  63,001,800
Pennzoil Co.   400,400  20,270,250
Phillips Petroleum Co.   645,500  31,105,031
Royal Dutch Petroleum Co.   2,267,500  124,287,344
Texaco, Inc.   1,160,000  69,237,500
Tosco Corp.   449,800  13,212,875
Total SA:
 Class B  831,600  107,816,512
 sponsored ADR  576,600  37,695,225
USX-Marathon Group  1,178,600  40,440,713
Ultramar Diamond Shamrock Corp.   358,800  11,324,625
Unocal Corp.   455,418  16,281,194
Valero Energy Corp.   246,700  8,202,775
  1,205,904,221
TOTAL ENERGY   1,302,311,377
FINANCE - 24.0%
BANKS - 11.8%
Banc One Corp.   2,162,680  120,704,578
Bank of New York Co., Inc.   2,165,700  131,430,919
Bank of Nova Scotia  726,600  18,019,581
BankBoston Corp.   640,500  35,627,813
BankAmerica Corp.   1,733,400  149,830,763
Chase Manhattan Corp.   674,600  50,932,300
Citicorp  1,532,800  228,770,400
Comerica, Inc.   877,500  58,134,375
Credit Suisse Group (Reg.)  213,900  47,486,433
National Bank of Canada  2,211,200  43,312,553
National City Corp.   1,005,343  71,379,353
NationsBank Corp.   1,826,100  139,696,650
Norwest Corp.   1,457,800  54,485,275
Royal Bank of Canada  400,000  24,118,549
Societe Generale Class A  56,600  11,735,456
U.S. Bancorp  3,428,094  147,408,042
Wells Fargo & Co.   167,500  61,807,500
  1,394,880,540
CREDIT & OTHER FINANCE - 4.3%
American Express Co.   1,255,172  143,089,608
AMP Ltd.   918,700  10,752,304
Associates First Capital Corp. Class A  769,828  59,180,532

                                      SHARES         VALUE (NOTE 1)
Beneficial Corp.   295,000 $ 45,190,313
First Chicago NBD Corp.   1,180,900  104,657,263
Fleet Financial Group, Inc.   686,800  57,347,800
Household International, Inc.   1,245,000  61,938,750
Transamerica Corp.   223,000  25,672,875
  507,829,445
FEDERAL SPONSORED CREDIT - 2.0%
Freddie Mac  403,600  18,994,425
Fannie Mae  3,477,300  211,245,975
  230,240,400
INSURANCE - 4.3%
Aetna, Inc.   227,800  17,341,275
Allstate Corp.   1,429,499  130,888,502
CIGNA Corp.   491,100  33,885,900
Edperbrascan Corp. Ltd., Class A (vtg.)  2,699,800  45,433,528
Fremont General Corp.   423,924  22,971,382
General Re Corp.   170,000  43,095,000
Hartford Financial Services Group, Inc.   663,300  75,864,938
Highlands Insurance Group, Inc. (a)  371,100  6,865,350
Marsh & McLennan Companies, Inc.   225,900  13,652,831
PMI Group, Inc.   198,200  14,542,925
Reliastar Financial Corp.   1,114,525  53,497,200
Torchmark Corp.   743,700  34,024,275
Travelers Property Casualty Corp. Class A  209,800  8,995,175
  501,058,281
SAVINGS & LOANS - 0.8%
Washington Mutual, Inc.   2,186,985  94,997,161
SECURITIES INDUSTRY - 0.8%
First Marathon Inc. Class A (non-vtg.)  299,400  4,936,454
Lehman Brothers Holdings, Inc.   413,200  32,048,825
Travelers Group, Inc. (The)  961,749  58,306,033
  95,291,312
TOTAL FINANCE   2,824,297,139
HEALTH - 6.9%
DRUGS & PHARMACEUTICALS - 4.7%
American Home Products Corp.   2,946,000  152,455,500
Barr Laboratories, Inc. (a)(d)  1,391,650  55,318,088
Bristol-Myers Squibb Co.   1,070,700  123,063,581
Merck & Co., Inc.   335,900  44,926,625
Novartis AG (Reg.)  25,200  41,838,382
Sankyo Co. Ltd.   917,000  20,857,409
Schering-Plough Corp.   1,288,200  118,031,325
  556,490,910
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Allegiance Corp.   95,800  4,909,750
Bausch & Lomb, Inc.   250,000  12,531,250
Baxter International, Inc.   684,300  36,823,894
Johnson & Johnson  340,000  25,075,000
Pall Corp.   345,200  7,076,600
U.S. Surgical Corp.   740,907  33,803,882
  120,220,376
MEDICAL FACILITIES MANAGEMENT - 1.2%
Beverly Enterprises, Inc. (a)  2,222,000  30,691,375
Columbia/HCA Healthcare Corp.   2,259,150  65,797,744
Humana, Inc. (a)  508,400  15,855,725
United HealthCare Corp.   476,600  30,264,100
  142,608,944
TOTAL HEALTH   819,320,230
COMMON STOCKS - CONTINUED
                                      SHARES         VALUE (NOTE 1)
HOLDING COMPANIES - 0.2%
CINergy Corp.   415,000 $ 14,525,000
Cookson Group PLC  2,293,600  7,879,576
  22,404,576
INDUSTRIAL MACHINERY & EQUIPMENT - 6.5%
ELECTRICAL EQUIPMENT - 3.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  263,200  53,443,167
General Electric Co.   4,291,100  390,490,100
Loral Space & Communications Ltd. (a)   298,700  8,438,275
  452,371,542
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Alstom SA  460,500  15,115,794
Cooper Industries, Inc.   194,300  10,674,356
Harnischfeger Industries, Inc.   397,100  11,242,894
Ingersoll-Rand Co.   665,400  29,319,188
Parker-Hannifin Corp.   375,000  14,296,875
Stewart & Stevenson Services, Inc.   514,400  9,259,200
Tyco International Ltd.   1,925,484  121,305,492
  211,213,799
POLLUTION CONTROL - 0.9%
Browning-Ferris Industries, Inc.   1,037,298  36,046,106
Ogden Corp.   508,300  14,073,556
Waste Management, Inc.   1,491,100  52,188,500
  102,308,162
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   765,893,503
MEDIA & LEISURE - 3.5%
BROADCASTING - 1.1%
Ascent Entertainment Group, Inc. (a)  22,964  255,475
CBS Corp.   1,421,600  45,135,800
Time Warner, Inc.   971,009  82,960,581
  128,351,856
ENTERTAINMENT - 1.0%
King World Productions, Inc. (a)  409,400  10,439,700
MGM Grand, Inc. (a)  677,300  21,377,281
Viacom, Inc. Class B (non-vtg.) (a)  1,408,200  82,027,650
  113,844,631
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   431,200  10,672,200
LODGING & GAMING - 0.1%
Circus Circus Enterprises, Inc. (a)  227,600  3,854,975
Mirage Resorts, Inc. (a)  518,400  11,048,400
  14,903,375
PUBLISHING - 0.8%
ACNielsen Corp.   636,000  16,059,000
Cognizant Corp.   353,700  22,283,100
Dun & Bradstreet Corp.   368,800  13,322,900
Harcourt General, Inc.   561,700  33,421,150
Reader's Digest Association, Inc.
 (The) Class A (non-vtg.)  426,700  11,574,238
  96,660,388
RESTAURANTS - 0.4%
McDonald's Corp.   677,100  46,719,900
TOTAL MEDIA & LEISURE   411,152,350

                                      SHARES         VALUE (NOTE 1)
NONDURABLES - 5.9%
BEVERAGES - 0.3%
Anheuser-Busch Companies, Inc.   487,500 $ 23,003,906
Seagram Co. Ltd.   281,300  11,489,651
  34,493,557
FOODS - 1.0%
Bestfoods  639,800  37,148,388
Corn Products International, Inc. (a)  401,625  13,605,047
General Mills, Inc.   384,450  26,286,769
Heinz (H.J.) Co.   393,500  22,085,188
Ralston Purina Co.   110,000  12,849,375
  111,974,767
HOUSEHOLD PRODUCTS - 2.4%
Avon Products, Inc.   171,100  13,260,250
Clorox Co.   254,600  24,282,475
Dial Corp.   494,400  12,823,500
Gillette Co.   201,400  11,416,863
Premark International, Inc.   25,000  806,250
Procter & Gamble Co.   621,600  56,604,450
Rubbermaid, Inc.   941,900  31,259,306
Unilever PLC  6,821,600  72,581,319
Unilever NV:
 Ord.  12,400  981,901
 ADR  800,000  63,150,000
  287,166,314
TOBACCO - 2.2%
Dimon, Inc.   358,200  4,029,750
Gallaher Group PLC sponsored ADR  922,600  20,181,875
Philip Morris Companies, Inc.   4,735,300  186,452,438
RJR Nabisco Holdings Corp.   1,873,700  44,500,375
UST, Inc.   211,000  5,697,000
  260,861,438
TOTAL NONDURABLES   694,496,076
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   685,400  16,192,575
RETAIL & WHOLESALE - 3.9%
APPAREL STORES - 0.8%
Charming Shoppes, Inc. (a)  612,800  2,910,800
Footstar, Inc. (a)  362,600  17,404,800
Limited, Inc. (The)  967,100  32,035,188
TJX Companies, Inc.   350,200  8,448,575
Venator Group, Inc.   2,061,200  39,420,450
  100,219,813
GENERAL MERCHANDISE STORES - 2.8%
Consolidated Stores Corp. (a)  2,020,156  73,230,664
Dayton Hudson Corp.   280,000  13,580,000
Federated Department Stores, Inc. (a)  656,400  35,322,525
Hudson's Bay Co. Ord.   605,600  13,904,766
Hudson's Bay Co. (c)  302,500  6,945,495
Penney (J.C.) Co., Inc.   180,900  13,081,331
Wal-Mart Stores, Inc.   2,836,000  172,287,000
  328,351,781
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
School Specialty, Inc.   65,670  1,075,346
Tandy Corp.   443,200  23,517,300
Toys "R" Us, Inc. (a)  302,000  7,115,875
U.S. Office Products Co. (a)  147,759  2,881,301
  34,589,822
TOTAL RETAIL & WHOLESALE   463,161,416
COMMON STOCKS - CONTINUED
                                      SHARES         VALUE (NOTE 1)
SERVICES - 1.0%
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   817,200 $ 25,792,875
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   568,400  26,004,300
Harland (John H.) Co.   1,051,300  17,806,394
Wallace Computer Services, Inc.   483,700  11,487,875
Workflow Management, Inc.   78,804  635,357
  55,933,926
SERVICES - 0.3%
Block (H & R), Inc.   499,600  21,045,650
Manpower, Inc.   397,300  11,397,544
Navigant International, Inc.   59,103  502,376
  32,945,570
TOTAL SERVICES   114,672,371
TECHNOLOGY - 3.6%
COMPUTER SERVICES & SOFTWARE - 0.7%
Aztec Technology Partners, Inc.   118,207  901,328
Electronic Data Systems Corp.   1,326,800  53,072,000
First Data Corp.   550,200  18,328,538
NCR Corp. (a)  391,200  12,714,000
  85,015,866
COMPUTERS & OFFICE EQUIPMENT - 2.1%
International Business Machines Corp.   532,300  61,117,152
Compaq Computer Corp.   124,173  3,523,409
Diebold, Inc.   267,600  7,726,950
Pitney Bowes, Inc.   1,582,000  76,133,750
Unisys Corp. (a)  3,018,317  85,267,455
Xerox Corp.   86,800  8,821,050
  242,589,766
ELECTRONICS - 0.6%
AMP, Inc.   499,400  17,166,875
Motorola, Inc.   1,011,600  53,172,225
  70,339,100
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   226,400  16,541,350
Polaroid Corp.   339,300  12,066,356
  28,607,706
TOTAL TECHNOLOGY   426,552,438
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 0.1%
Viad Corp.   275,800  7,653,450
RAILROADS - 1.2%
Burlington Northern Santa Fe Corp.   342,100  33,589,944
CSX Corp.   1,633,100  74,306,050
Norfolk Southern Corp.   1,158,000  34,522,875
  142,418,869
TOTAL TRANSPORTATION   150,072,319
UTILITIES - 8.3%
ELECTRIC UTILITY - 2.7%
Allegheny Energy, Inc.   1,052,200  31,697,525
American Electric Power Co., Inc.   1,138,600  51,663,975
Central & South West Corp.   278,200  7,476,625
Central Maine Power Co.   602,500  11,748,750
CILCORP, Inc.   152,300  7,310,400
Consolidated Edison, Inc.   473,450  21,808,291
DPL, Inc.   955,950  17,326,594

                                      SHARES         VALUE (NOTE 1)
Duke Energy Corp.   297,200 $ 17,609,100
Entergy Corp.   1,573,800  45,246,750
FPL Group, Inc.   227,800  14,351,400
Illinova Corp.   227,100  6,813,000
Niagara Mohawk Power Corp. (a)  1,434,200  21,423,363
PG&E Corp.   1,072,878  33,862,712
PacifiCorp.   200,000  4,525,000
Pinnacle West Capital Corp.   472,600  21,267,000
  314,130,485
GAS - 0.6%
MCN Energy Group, Inc.   877,800  21,835,275
Questar Corp.   1,584,300  31,091,888
Sempra Energy  429,184  11,909,856
Sonat, Inc.   345,300  13,337,213
  78,174,232
TELEPHONE SERVICES - 5.0%
AT&T Corp.   2,136,000  122,019,000
ALLTEL Corp.   508,900  23,663,850
Ameritech Corp.   1,607,400  72,132,075
Bell Atlantic Corp.   2,266,640  103,415,450
BellSouth Corp.   1,136,400  76,280,850
GTE Corp.   783,000  43,554,375
MCI Communications Corp.   270,100  15,699,563
SBC Communications, Inc.   1,492,000  59,680,000
Sprint Corp.   312,500  22,031,250
WorldCom, Inc. (a)  953,800  46,199,688
  584,676,101
TOTAL UTILITIES   976,980,818
TOTAL COMMON STOCKS
 (Cost $8,045,181,255) 10,979,492,824
CONVERTIBLE PREFERRED STOCKS - 2.9%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Vornado Realty Trust, Series A, $3.25  62,600  3,591,675
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  219,200  5,260,800
FINANCE - 1.4%
CLOSED END INVESTMENT COMPANY - 0.1%
Readers Digest Association $1.93 TRACES 464,700  11,849,850
CREDIT & OTHER FINANCE - 0.3%
DECS Trust $2.01 DECS  93,000  1,278,750
Life Re Corp./ Life Re Capital Trust II $3.96 39,400 3,235,725 Union Pacific Capital Trust $3.13 TIDE (c) 384,500 17,975,375
WBK Trust $3.135 STRYPES  285,400  8,615,513
  31,105,363
INSURANCE - 0.5%
Aetna, Inc. Class C 6.25%, PRIDES  760,000  57,095,000
Conseco, Inc. $3.50 PRIDES  171,800  9,105,400
  66,200,400
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series D, $3.00  70,600  10,307,600
SECURITIES INDUSTRY - 0.4%
Salomon, Inc. $2.03 DECS  840,700  40,773,950
Salomon, Inc. $3.484 DECS  93,900  5,252,531
  46,026,481
TOTAL FINANCE   165,489,694
CONVERTIBLE PREFERRED STOCKS - CONTINUED
                                      SHARES         VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd.,
 Series C, $3.00 (c)  183,200 $ 13,877,400
Loral Space & Communications Ltd.,
 Series C, $3.00  141,700  10,733,775
  24,611,175
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Ingersoll Rand Co./Ingersoll Rand Finance Co.
 $0.19 Growth PRIDES  530,100  10,535,738
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   35,146,913
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
Evergreen Media Corp. $3.00 (c)  187,200  19,071,000
MediaOne Group, Inc. Class D $2.25  381,900  34,347,131
  53,418,131
ENTERTAINMENT - 0.1%
Premier Parks, Inc. $4.05 PIES  273,300  17,354,550
TOTAL MEDIA & LEISURE   70,772,681
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  100,000  7,000,000
SERVICES - 0.1%
Cendant Corp. $2.91 Growth PRIDES  288,100  8,336,894
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Laboratories, Inc. $3.25 (c)  80,000  4,425,000
Wang Laboratories, Inc. $3.25  157,600  8,402,050
  12,827,050
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.2%
Houston Industries, Inc. $3.215 ACES  285,500  21,269,750
GAS - 0.0%
MCN Energy Group, Inc. $4.00 PRIDES  25,100  1,151,463
TELEPHONE SERVICES - 0.1%
Enhance Financial Services Group, Inc.
 $7.625 DECS  184,800  10,695,300
TOTAL UTILITIES   33,116,513
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $272,958,629)   341,542,220
CONVERTIBLE BONDS - 1.7%
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Liberty Property exchangeable
 8%, 7/1/01 Ba2  27,985,000  35,768,328
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Magna International, Inc.
 4 7/8%, 2/15/05 (c) Baa  5,900,000  6,526,875
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Co.
 Ltd. 1.3%, 3/29/02 Aa2 JPY 452,000,000  4,457,209

                               MOODY'S      PRINCIPAL      VALUE
                               RATINGS      AMOUNT         (NOTE 1)
Matsushita Electric Industrial Co.
 Ltd. 1.4%, 3/31/04 Aa2 JPY 209,000,000 $ 2,076,009
Sunbeam Corp. 0%,
 3/25/18 (c) Caa2  60,290,000  13,640,613
  20,173,831
TOTAL DURABLES   26,700,706
ENERGY - 0.1%
OIL & GAS - 0.1%
Pennzoil Co. 4 3/4%,10/1/03 Baa3  9,820,000  13,880,570
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
Bell Atlantic Financial Services, Inc.
 5 3/4%, 4/1/03 (c) A1  14,140,000  14,475,825
INSURANCE - 0.1%
Loews Corp. 3 1/8%, 9/15/07 A2  4,320,000  3,931,200
TOTAL FINANCE   18,407,025
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.0%
Jacor Communications, Inc.
 0%, 2/9/18 B3  3,370,000  1,470,163
LODGING & GAMING - 0.0%
Hilton Hotels Corp.
 5%, 5/15/06 Baa2  1,820,000  1,892,800
PUBLISHING - 0.3%
News America Holdings, Inc.
 liquid yield option notes
 0%, 3/11/13 Baa3  54,900,000  36,508,500
TOTAL MEDIA & LEISURE   39,871,463
RETAIL & WHOLESALE - 0.2%
DRUG STORES - 0.1%
Rite Aid Corp. 5 1/4%,
 9/15/05 (c) Baa2  11,620,000  14,292,600
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc.
 3 1/4%, 10/1/01 A1  5,000,000  9,162,500
TOTAL RETAIL & WHOLESALE   23,455,100
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Apple Computer, Inc.
 6%, 6/1/01 Caa1  11,150,000  12,871,281
Quantum Corp. 7%, 8/1/04 B2  7,730,000  7,353,163
  20,224,444
ELECTRONICS - 0.2%
Micron Technology, Inc.
 7%, 7/1/04 B1  13,983,000  13,065,366
Motorola, Inc. liquid yield
 option notes 9/27/13 A1  16,420,000  11,842,925
  24,908,291
TOTAL TECHNOLOGY   45,132,735
TOTAL CONVERTIBLE BONDS
 (Cost $187,458,523)   203,215,927
CASH EQUIVALENTS - 2.2%
                              SHARES           VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $252,828,605)   252,828,605 $ 252,828,605
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $8,758,427,012) $ 11,777,079,576
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange Securities
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for Common Stock
PIES - Premium Income Equity
  Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities STRYPES - Structured Yield Product Exchangeable for Common Stock
TIDES - Term Income Deferred Equity Securities
TRACES - Trust Automatic Common
  Exchange Securities
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $111,230,183 or .9% of net assets.
(d) Transactions during the period with companies which are or were affiliates are as follows (See Note 9 of Notes to Financial Statements):
                         PURCHASE SALES DIVIDEND VALUE
AFFILIATE                COST     COST  INCOME
Barr Laboratories Inc..  $ -      $ -   $ -       $ 55,318,088
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,022,543,641 and $1,137,035,606, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $316,780 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.4% AAA, AA, A 0.4%
Baa        0.6% BBB        0.6%
Ba         0.3% BB         0.3%
B          0.2% B          0.2%
Caa        0.2% CCC        0.1%
Ca, C      0.0% CC, C      0.0%
                D          0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%. Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States                       89.7%
United Kingdom                       2.7
France                               2.1
Canada                               2.0
Netherlands                          1.6
Others (individually less than 1%)   1.9
TOTAL                              100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $8,765,724,302. Net unrealized appreciation aggregated $3,011,355,274, of which $3,290,287,130 related to appreciated investment securities and $278,931,856 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $8,758,427,012) -                 $ 11,777,079,576
SEE ACCOMPANYING SCHEDULE

CASH                                                                        51,187

RECEIVABLE FOR INVESTMENTS SOLD                                             22,103,261

RECEIVABLE FOR FUND SHARES SOLD                                             10,322,876

DIVIDENDS RECEIVABLE                                                        18,763,721

INTEREST RECEIVABLE                                                         3,863,584

OTHER RECEIVABLES                                                           537,415

 TOTAL ASSETS                                                               11,832,721,620

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 30,915,607

PAYABLE FOR FUND SHARES REDEEMED                              7,119,587

ACCRUED MANAGEMENT FEE                                        4,719,356

DISTRIBUTION FEES PAYABLE                                     8,991

OTHER PAYABLES AND                                            840,375
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                          43,603,916

NET ASSETS                                                                 $ 11,789,117,704

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 8,453,792,741

UNDISTRIBUTED NET INVESTMENT INCOME                                         86,904,929

ACCUMULATED UNDISTRIBUTED                                                   229,824,649
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   3,018,595,385
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 11,789,117,704

INITIAL CLASS:                                                              $25.17
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($11,665,025,976 (DIVIDED BY)
 463,367,268 SHARES)

SERVICE CLASS:                                                              $25.16
NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($124,091,728 (DIVIDED BY)
 4,931,725 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 105,364,076
DIVIDENDS

INTEREST                                                                         15,727,694

 TOTAL INCOME                                                                    121,091,770

EXPENSES

MANAGEMENT FEE                                                    $ 27,321,754

TRANSFER AGENT FEES                                                3,810,938

DISTRIBUTION FEES - SERVICE CLASS                                  26,530

ACCOUNTING FEES AND EXPENSES                                       424,175

NON-INTERESTED TRUSTEES' COMPENSATION                              32,573

CUSTODIAN FEES AND EXPENSES                                        153,260

REGISTRATION FEES                                                  98,096

AUDIT                                                              79,793

LEGAL                                                              62,982

MISCELLANEOUS                                                      262,324

 TOTAL EXPENSES BEFORE REDUCTIONS                                  32,272,425

 EXPENSE REDUCTIONS                                                (361,660)     31,910,765

NET INVESTMENT INCOME                                                            89,181,005

REALIZED AND UNREALIZED
 GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             240,690,852

 FOREIGN CURRENCY TRANSACTIONS                                     (480,201)     240,210,651

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             756,221,732

 ASSETS AND LIABILITIES IN                                         (40,910)      756,180,822
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  996,391,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,085,572,478

OTHER INFORMATION                                                               $ 358,010
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              3,650

                                                                                $ 361,660




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                                        JUNE 30, 1998     DECEMBER 31,
                                                                                        (UNAUDITED)       1997

OPERATIONS                                                                              $ 89,181,005      $ 140,172,499
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                               240,210,651       516,594,647

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                    756,180,822       1,401,296,210

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         1,085,572,478     2,058,063,356

DISTRIBUTIONS TO SHAREHOLDERS                                                            (143,408,215)     (119,523,328)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                  (510,364,528)     (602,923,285)

 TOTAL DISTRIBUTIONS                                                                     (653,772,743)     (722,446,613)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                             1,245,248,072     1,815,363,131

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                1,677,047,807     3,150,979,874

NET ASSETS

 BEGINNING OF PERIOD                                                                     10,112,069,897    6,961,090,023

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $86,904,929 AND
$140,172,474, RESPECTIVELY)                                                             $ 11,789,117,704  $ 10,112,069,897





OTHER INFORMATION:
                                                   SIX MONTHS ENDED JUNE 30, 1998
                                                              SHARES       DOLLARS   YEAR ENDED DECEMBER 31, 1997
                                                                    (UNAUDITED)              SHARES        DOLLARS
SHARE TRANSACTIONS                                           40,552,249    $ 1,004,072,133   81,081,134    $ 1,787,907,743
INITIAL CLASS
 SOLD

  REINVESTED                                                 27,884,675     652,780,247      36,487,203     722,446,589

  REDEEMED                                                   (21,327,703)   (528,825,194)    (32,291,523)   (700,239,679)

  NET INCREASE (DECREASE)                                    47,109,221    $ 1,128,027,186   85,276,814    $ 1,810,114,653

 SERVICE CLASS A                                             4,676,336      116,393,684      222,682        5,321,346
 SOLD

  REINVESTED                                                 42,396         992,496          -              -

  REDEEMED                                                   (6,500)        (165,294)        (3,189)        (72,868)

  NET INCREASE (DECREASE)                                    4,712,232     $ 117,220,886     219,493       $ 5,248,478

DISTRIBUTIONS                                                              $ 143,190,506                   $ 119,523,328
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                          509,589,741                     602,923,285

 TOTAL                                                                     $ 652,780,247                   $ 722,446,613

 SERVICE CLASS - NET INVESTMENT INCOME                                     $ 217,709                        -

 SERVICE CLASS - NET REALIZED GAIN                                          774,787                         -

 TOTAL                                                                     $ 992,496                       $ -

                                                                           $ 653,772,743                   $ 722,446,613

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                   SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                      JUNE 30, 1998

SELECTED PER-SHARE DATA                  (UNAUDITED)       1997          1996         1995         1994         1993

NET ASSET VALUE, BEGINNING OF PERIOD        $ 24.28       $ 21.03       $ 19.27      $ 15.35      $ 15.44      $ 13.40

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                      .20 D         .36 D         .35          .41          .41          .37

 NET REALIZED AND UNREALIZED GAIN (LOSS)     2.24          5.06          2.30         4.69         .64          2.06

 TOTAL FROM INVESTMENT OPERATIONS            2.44          5.42          2.65         5.10         1.05         2.43

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 (.34)         (.36)         (.03)        (.40)        (.37)        (.35)

 IN EXCESS OF NET INVESTMENT INCOME          -             -             -            -            -            (.04)

 FROM NET REALIZED GAIN                     (1.21)        (1.81)        (.86)        (.78)        (.77)        -

 TOTAL DISTRIBUTIONS                        (1.55)        (2.17)        (.89)        (1.18)       (1.14)       (.39)

NET ASSET VALUE, END OF PERIOD              $ 25.17       $ 24.28       $ 21.03      $ 19.27      $ 15.35      $ 15.44

TOTAL RETURN B, C                           10.53%        28.11%        14.28%       35.09%       7.07%        18.29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 11,665,026  $ 10,106,742  $ 6,961,090  $ 4,879,435  $ 2,284,412  $ 1,318,500

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .59% A        .58%          .58%         .61%         .60%         .62%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                     .58% A, F     .57% F        .56% F       .61%         .58% F       .62%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
 NET ASSETS                                  1.62% A       1.65%         1.97%        2.56%        2.83%        2.87%

PORTFOLIO TURNOVER                           22% A         44%           186%         87%          134%         120%

AVERAGE COMMISSION RATE G                   $ .0419       $ .0440       $ .0426





FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                SIX MONTHS ENDED  YEAR ENDED
                                                                  JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                             (UNAUDITED)       1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                              $ 24.27     $ 23.44

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                            .19 D       .05 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.25        .78

 TOTAL FROM INVESTMENT OPERATIONS                                 2.44        .83

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.34)       -

 FROM NET REALIZED GAIN                                           (1.21)      -

 TOTAL DISTRIBUTIONS                                              (1.55)      -

NET ASSET VALUE, END OF PERIOD                                    $ 25.16     $ 24.27

TOTAL RETURN B, C                                                 10.53%      3.54%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 124,092   $ 5,328

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           .69% A      .68% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  .68% A, F   .65% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS              1.60% A     1.63% A

PORTFOLIO TURNOVER                                                22% A       44%

AVERAGE COMMISSION RATE G                                         $ .0419     $ .0440

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                               PAST 1  LIFE OF
JUNE 30, 1998                               YEAR    FUND

VIP III: GROWTH & INCOME - "INITIAL CLASS"  31.05%  31.39%

S&P 500 (REGISTERED TRADEMARK)              30.16%  33.53%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP III Growth & Income     S&P 500
             00147                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12600.00                    12883.92
  1997/12/31      12879.20                    13105.13
  1998/01/31      12951.15                    13250.08
  1998/02/28      13837.79                    14205.67
  1998/03/31      14540.53                    14933.14
  1998/04/30      14540.53                    15083.37
  1998/05/31      14323.51                    14824.09
  1998/06/30      15057.25                    15426.24
IMATRL PRASUN   SHR__CHT 19980630 19980708 145421 R00000000000021
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth & Income Portfolio on December 31, 1996, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $15,057 - a 50.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,426 - a 54.26% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                                % OF FUND'S
                                INVESTMENTS

CITICORP                        4.3

MERCK & CO., INC.               3.9

ASSOCIATES FIRST CAPITAL CORP.  3.9

MICROSOFT CORP.                 3.2

GENERAL ELECTRIC CO.            3.1

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

FINANCE             22.4

HEALTH              13.8

TECHNOLOGY          13.0

NONDURABLES         11.7

RETAIL & WHOLESALE  8.8

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 98.2
ROW: 1, COL: 2, VALUE: 1.8
STOCKS                98.2%
SHORT-TERM INVESTMENTS 1.8%
FOREIGN INVESTMENTS    6.1%
*
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                             PAST 1  LIFE OF
JUNE 30, 1998                             YEAR    FUND

VIP III: GROWTH & INCOME - SERVICE CLASS  30.78%  31.22%

S&P 500 (REGISTERED TRADEMARK)            30.16%  33.53%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP III Growth & Inc-CL S   S&P 500
             00473                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12590.00                    12883.92
  1997/12/31      12879.48                    13105.13
  1998/01/31      12941.16                    13250.08
  1998/02/28      13817.49                    14205.67
  1998/03/31      14520.25                    14933.14
  1998/04/30      14509.91                    15083.37
  1998/05/31      14292.88                    14824.09
  1998/06/30      15026.65                    15426.24
IMATRL PRASUN   SHR__CHT 19980630 19980708 150524 R00000000000021
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $15,027
- a 50.27% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,426 - a 54.26% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                                % OF FUND'S
                                INVESTMENTS

CITICORP                        4.3

MERCK & CO., INC.               3.9

ASSOCIATES FIRST CAPITAL CORP.  3.9

MICROSOFT CORP.                 3.2

GENERAL ELECTRIC CO.            3.1

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

FINANCE             22.4

HEALTH              13.8

TECHNOLOGY          13.0

NONDURABLES         11.7

RETAIL & WHOLESALE  8.8

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 98.2
ROW: 1, COL: 2, VALUE: 1.8
STOCKS                98.2%
SHORT-TERM INVESTMENTS 1.8%
FOREIGN INVESTMENTS    6.1%
*
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Steven Kaye became Portfolio Manager of Growth & Income Portfolio on April 1, 1998.
Q. HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK, STEVE?
A. For the six months that ended June 30, 1998, the fund slightly underperformed the 17.71% return of the Standard & Poor's 500 Index. For the 12 months that ended June 30, 1998, the fund performed in line with the 30.16% return of the S&P 500.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The returns of the S&P 500 have been driven by a narrow group of the very-largest-capitalization stocks. Stocks outside of this small group generally did not perform as well. Fortunately, the fund has had a large-cap bias. I found that larger-cap stocks had better earnings growth and higher returns than alternatives in the small- and mid-cap areas. Fortunately, earnings for these companies came through, and the stocks were rewarded.
Q. WHAT SECTORS HAVE YOU CONCENTRATED ON SINCE TAKING OVER THE FUND AT THE BEGINNING OF APRIL?
A. I'm a bottom-up stock picker, looking at individual stocks one at a time, choosing them based on the outlook for their business fundamentals instead of economic factors. I generally don't follow sector-based strategies. That being said, I overweighted the nondurables, health care, retail and financial sectors, relative to the S&P 500. I found that those areas of the market tended to post better earnings-growth potential than alternatives. In addition, I underweighted industrial materials and other cyclical sectors - those whose performance tracks that of the economy - because their earnings looked less promising due to production overcapacity.
Q. FINANCE WAS THE FUND'S LARGEST SECTOR WEIGHTING AT THE END OF THE PERIOD AT 22.4% OF INVESTMENTS. WERE YOU PURSUING ANY PARTICULAR THEMES THERE?
A. Many companies in this sector have been doing very well, with the fairly dramatic improvement in consumer credit a big factor. As a result, I invested in companies that stood to benefit from this trend, including Associates First Capital, American Express, Household International, Citicorp and Banc One. These companies have credit card businesses or some sort of exposure to U.S. consumer credit, and thus were appealing to me.
Q. WHICH STOCKS DID WELL? WHICH DISAPPOINTED?
A. Microsoft was the best performer for the fund during the period. Its share price was beaten down due to concerns about antitrust action brought on by the U.S. Justice Department, and I bought more of the stock after its share price dropped to historically low levels. The price rebounded when a court struck down the premise of the investigation and allowed Microsoft to distribute its new Windows 98 software. American Express, Bristol-Myers Squibb and General Electric all were solid performers as a result of their ability to post consistently strong earnings growth. Merck benefited from its plans to introduce five new drugs over the coming year. And Time Warner profited from a sharper focus on returns, more efficient capital spending and improved shareholder-oriented management. On the disappointing side, Philip Morris struggled because of uncertainty regarding pending litigation and legislation affecting the tobacco industry.
Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT APPROACH?
A. I look for companies that have improving returns that sell at reasonable valuation levels, with the intention of holding them over a two- to three-year time frame. I don't try to time stocks by trading frequently into and out of them. Instead, I try to maintain a low turnover rate with consistent holdings over the long term. I try to buy stocks of companies that have returns that are better than their cost of capital, and avoid those that are accelerating their capital spending.
Q. WHAT'S YOUR OUTLOOK?
A. I believe it will be difficult to find value in the market, because overall stock valuations are presently quite high. On the one hand, there are a number of stocks that are meeting or beating earnings expectations, but they are selling at very expensive valuations. On the other hand, there are a large number of companies that aren't doing as well, but whose stock prices haven't been hit hard enough to reflect these less favorable fundamentals. The main challenge will be to find stocks with good fundamentals selling at reasonable prices. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: seeks a high total return through a combination of current income and capital appreciation

START DATE: December 31, 1996
SIZE: as of June 30, 1998, more than $619 million
MANAGER: Steven Kaye, since April 1,1998, joined
Fidelity in 1985
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.2%
                                    SHARES           VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   72,300 $ 3,361,950
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Sealed Air Corp. (a)  51,920  1,908,060
CONSTRUCTION & REAL ESTATE - 2.6%
BUILDING MATERIALS - 0.6%
Masco Corp.   58,500  3,539,250
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Equity Office Properties Trust  102,300  2,902,763
Equity Residential Properties Trust (SBI)  69,300  3,287,419
Public Storage, Inc.   100,100  2,802,800
Starwood Hotels & Resorts Trust  75,000  3,623,429
  12,616,411
TOTAL CONSTRUCTION & REAL ESTATE   16,155,661
ENERGY - 6.9%
OIL & GAS - 6.9%
British Petroleum PLC ADR  69,068  6,095,251
Chevron Corp.   40,300  3,347,419
Exxon Corp.   87,100  6,211,319
Mobil Corp.   77,200  5,915,450
Royal Dutch Petroleum Co.   110,400  6,051,300
Texaco, Inc.   96,300  5,747,906
Total SA sponsored ADR  92,400  6,040,650
USX-Marathon Group  87,400  2,998,913
  42,408,208
FINANCE - 22.4%
BANKS - 9.2%
Banc One Corp.   207,000  11,553,188
Bank of New York Co., Inc.   94,600  5,741,038
Citicorp  179,800  26,835,150
Mellon Bank Corp.   49,000  3,411,625
U.S. Bancorp  152,900  6,574,700
Wells Fargo & Co.   6,900  2,546,100
  56,661,801
CREDIT & OTHER FINANCE - 7.7%
American Express Co.   109,000  12,426,000
Associates First Capital Corp. Class A  310,200  23,846,625
Fleet Financial Group, Inc.   45,000  3,757,500
Household International, Inc.   149,400  7,432,650
  47,462,775
FEDERAL SPONSORED CREDIT - 2.5%
Freddie Mac  128,800  6,061,650
Fannie Mae  95,000  5,771,250
SLM Holding Corp.   73,100  3,581,900
  15,414,800
INSURANCE - 3.0%
Aetna, Inc.   30,000  2,283,750
Allstate Corp.   42,400  3,882,250
American International Group, Inc.   34,900  5,095,400
PMI Group, Inc.   100,700  7,388,863
  18,650,263
TOTAL FINANCE   138,189,639

                                    SHARES           VALUE (NOTE 1)
HEALTH - 13.8%
DRUGS & PHARMACEUTICALS - 7.4%
American Home Products Corp.   105,400 $ 5,454,450
Bristol-Myers Squibb Co.   104,100  11,964,994
Merck & Co., Inc.   180,300  24,115,125
Pfizer, Inc.   39,900  4,336,631
  45,871,200
MEDICAL EQUIPMENT & SUPPLIES - 3.1%
Bard (C.R.), Inc.   68,200  2,595,863
Baxter International, Inc.   52,500  2,825,156
Becton, Dickinson & Co.   42,000  3,260,250
Cardinal Health, Inc.   35,500  3,328,125
Johnson & Johnson  63,100  4,653,625
McKesson Corp.  30,400  2,470,000
  19,133,019
MEDICAL FACILITIES MANAGEMENT - 3.3%
Humana, Inc. (a)  295,900  9,228,381
United HealthCare Corp.   170,800  10,845,800
  20,074,181
TOTAL HEALTH   85,078,400
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 4.2%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  16,000  651,000
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  13,300  2,700,586
Emerson Electric Co.   57,800  3,489,675
General Electric Co.   211,100  19,210,100
  26,051,361
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Tyco International Ltd.  92,360  5,818,680
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,870,041
MEDIA & LEISURE - 4.9%
BROADCASTING - 0.9%
Time Warner, Inc.   67,200  5,741,400
ENTERTAINMENT - 1.7%
News Corp. Ltd. sponsored ADR (ltd. vtg.) 238,000  6,723,500
Viacom, Inc. Class B (non-vtg.) (a)  67,000  3,902,750
  10,626,250
PUBLISHING - 1.9%
Central Newspapers, Inc. Class A  40,000  2,790,000
Cognizant Corp.   47,900  3,017,700
Hollinger International, Inc. Class A  180,000  3,060,000
Times Mirror Co. Class A  42,400  2,665,900
  11,533,600
RESTAURANTS - 0.4%
Tricon Global Restaurants, Inc.   86,000  2,725,125
TOTAL MEDIA & LEISURE   30,626,375
NONDURABLES - 11.7%
BEVERAGES - 2.5%
Anheuser-Busch Companies, Inc.   60,000  2,831,250
Coca-Cola Co. (The)  75,700  6,472,350
PepsiCo, Inc.   145,000  5,972,188
  15,275,788
COMMON STOCKS - CONTINUED
                                    SHARES           VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 2.2%
Bestfoods  110,000 $ 6,386,875
Ralston Purina Co.   60,000  7,008,750
  13,395,625
HOUSEHOLD PRODUCTS - 5.0%
Clorox Co.   73,500  7,010,063
Procter & Gamble Co.   165,100  15,034,419
Unilever:
 PLC Ord.   230,900  2,456,759
 NV ADR  85,000  6,709,688
  31,210,929
TOBACCO - 2.0%
Philip Morris Companies, Inc.   306,060  12,051,113
TOTAL NONDURABLES   71,933,455
RETAIL & WHOLESALE - 8.8%
APPAREL STORES - 1.4%
Gap, Inc.   62,250  3,836,156
Payless ShoeSource, Inc. (a)  65,200  4,804,425
  8,640,581
DRUG STORES - 1.0%
CVS Corp.   159,754  6,220,421
GENERAL MERCHANDISE STORES - 3.5%
Costco Companies, Inc. (a)  50,000  3,153,125
Dayton Hudson Corp.   86,200  4,180,700
Federated Department Stores, Inc. (a)  127,700  6,871,856
Wal-Mart Stores, Inc.   122,900  7,466,175
  21,671,856
GROCERY STORES - 1.0%
Safeway, Inc. (a)  150,000  6,103,125
RETAIL & WHOLESALE, MISCELLANEOUS - 1.9%
Bed Bath & Beyond, Inc. (a)  72,000  3,730,500
Borders Group, Inc. (a)  90,000  3,330,000
Home Depot, Inc.   52,450  4,356,628
  11,417,128
TOTAL RETAIL & WHOLESALE   54,053,111
SERVICES - 2.3%
ADVERTISING - 1.1%
Omnicom Group, Inc.   139,400  6,952,575
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   47,100  2,154,825
SERVICES - 0.9%
Ecolab, Inc.   80,200  2,486,200
Service Corp. International  74,718  3,203,534
  5,689,734
TOTAL SERVICES   14,797,134
TECHNOLOGY - 13.0%
COMPUTER SERVICES & SOFTWARE - 4.8%
Automatic Data Processing, Inc.   90,000  6,558,750
HNC Software, Inc. (a)  84,000  3,428,250
Microsoft Corp. (a)  180,900  19,605,038
  29,592,038

                                    SHARES           VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 5.5%
EMC Corp. (a)  158,200 $ 7,089,338
Ingram Micro, Inc. Class A  106,900  4,730,325
Lemur International Group, Inc.   51,400  3,135,400
Pitney Bowes, Inc.   211,300  10,168,813
Tech Data Corp.   103,800  4,450,425
Xerox Corp.   41,500  4,217,438
  33,791,739
ELECTRONIC INSTRUMENTS - 0.6%
Variant Associates, Inc.   100,000  3,900,000
ELECTRONICS - 2.1%
Collector Corp.   71,000  2,986,438
Inter Corp.   80,000  5,930,000
Lattice Semiconductor Corp. (a)  60,000  1,704,375
Linear Technology Corp.   35,700  2,153,156
  12,773,969
TOTAL TECHNOLOGY   80,057,746
UTILITIES - 5.9%
TELEPHONE SERVICES - 5.9%
AT&T Corp.   85,300  4,872,763
Bethought Corp.   85,000  5,705,625
GET Corp.   104,800  5,829,500
MCI Communications Corp.   70,700  4,109,438
SBC Communications, Inc.   198,000  7,920,000
WorldCom, Inc. (a)  158,575  7,680,977
  36,118,303
TOTAL COMMON STOCKS
 (Cost $531,959,895)   606,558,083
CASH EQUIVALENTS - 1.8%
Taxable Central Cash Fund (b)
 (Cost $10,819,211)  10,819,211 10,819,211
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $542,779,106) $ 617,377,294
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $408,438,896 and $197,979,364, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $52,596 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $542,880,333. Net unrealized appreciation aggregated $74,496,961, of which $87,690,338 related to appreciated investment securities and $13,193,377 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                          $ 617,377,294
(COST $542,779,106) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                          268,000

RECEIVABLE FOR INVESTMENTS SOLD                                                                              9,995

RECEIVABLE FOR FUND SHARES SOLD                                                                              2,242,327

DIVIDENDS RECEIVABLE                                                                                         723,039

INTEREST RECEIVABLE                                                                                           72,695

 TOTAL ASSETS                                                                                                620,693,350

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                                 $ 277,800

PAYABLE FOR FUND SHARES REDEEMED                                                                   76,639

ACCRUED MANAGEMENT FEE                                                                             235,117

DISTRIBUTION FEES PAYABLE                                                                          387

OTHER PAYABLES AND                                                                                 115,407
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                            705,350

NET ASSETS                                                                                                   $ 619,988,000

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                              $ 514,382,988

UNDISTRIBUTED NET INVESTMENT INCOME                                                                           2,256,339

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           28,750,642

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                     74,598,031
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                  $ 619,988,000

INITIAL CLASS:                                                                                              $14.57
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($613,887,187 (DIVIDED BY) 42,135,156
 SHARES)

SERVICE CLASS:                                                                                              $14.54
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($6,100,813 (DIVIDED BY) 419,627 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                              $ 3,051,292
DIVIDENDS

INTEREST                                                                        723,125

 TOTAL INCOME                                                                   3,774,417

EXPENSES

MANAGEMENT FEE                                                    $ 1,175,844

TRANSFER AGENT FEES                                                169,386

DISTRIBUTION FEES - SERVICE CLASS                                  766

ACCOUNTING FEES AND EXPENSES                                       140,821

NON-INTERESTED TRUSTEES' COMPENSATION                              797

CUSTODIAN FEES AND EXPENSES                                        17,417

AUDIT                                                              11,624

LEGAL                                                              2,756

MISCELLANEOUS                                                      106

 TOTAL EXPENSES BEFORE REDUCTIONS                                  1,519,517

 EXPENSE REDUCTIONS                                                (1,439)      1,518,078

NET INVESTMENT INCOME                                                           2,256,339

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             29,146,862

 FOREIGN CURRENCY TRANSACTIONS                                     (1,935)      29,144,927

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             41,360,509

 ASSETS AND LIABILITIES IN                                         (12)         41,360,497
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                 70,505,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ 72,761,763

OTHER INFORMATION
 EXPENSE REDUCTIONS

  CUSTODIAN CREDITS                                                            $ 1,439




STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                                            JUNE 30, 1998     DECEMBER 31,
                                                                                            (UNAUDITED)       1997

OPERATIONS                                                                                    $ 2,256,339    $ 1,999,135
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                      29,144,927     8,707,062

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                          41,360,497     33,247,866

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               72,761,763     43,954,063

DISTRIBUTIONS TO SHAREHOLDERS                                                                  -              (1,998,716)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                        (2,137,232)    (6,771,091)

 TOTAL DISTRIBUTIONS                                                                           (2,137,232)    (8,769,807)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                   204,065,573    309,123,809

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      274,690,104    344,308,065

NET ASSETS

 BEGINNING OF PERIOD                                                                           345,297,896    989,831

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,256,339 AND $0,
RESPECTIVELY)                                                                                 $ 619,988,000  $ 345,297,896



OTHER INFORMATION:



                                                        SIX MONTHS ENDED JUNE 30, 1998   YEAR ENDED DECEMBER 31, 1997

                                                            SHARES         DOLLARS        SHARES       DOLLARS

Share transactions                                           16,364,443   $ 222,451,615   29,294,015   $ 329,532,628
Initial Class
 Sold

  Reinvested                                                 165,544       2,137,174      718,814       8,769,531

  Redeemed                                                   (1,943,996)   (26,401,491)   (2,563,665)   (29,188,626)

  Net increase (decrease)                                    14,585,991   $ 198,187,298   27,449,164   $ 309,113,533

 Service Class A                                             437,001      $ 6,132,431     810          $ 10,000
 Sold

  Reinvested                                                 4             58             22            276

  Redeemed                                                   (18,210)      (254,214)      -             -

  Net increase (decrease)                                    418,795      $ 5,878,275     832          $ 10,276

Distributions                                                             $ -                          $ 1,998,653
Initial Class - Net investment income

 Initial Class - Net realized gain                                         2,137,174                    6,770,878

 Total                                                                    $ 2,137,174                  $ 8,769,531

 Service Class - Net investment income                                    $ -                          $ 63

 Service Class - Net realized gain                                         58                           213

 Total                                                                    $ 58                         $ 276

                                                                          $ 2,137,232                  $ 8,769,807

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS


                                               SIX MONTHS ENDED YEAR ENDED   DECEMBER 31, 1996
                                                  JUNE 30, 1998 DECEMBER 31, (COMMENCEMENT
                                                    (UNAUDITED) 1997         OF OPERATIONS)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                   $ 12.53    $ 9.90     $ 10.00

Income from Investment Operations

 Net investment income                                  .06 D      .13 D      .00

 Net realized and unrealized gain (loss)                2.05       2.84       (.10)

 Total from investment operations                       2.11       2.97       (.10)

Less Distributions

 From net investment income                             -          (.08)      -

 From net realized gain                                 (.07)      (.26)      -

 Total distributions                                    (.07)      (.34)      -

Net asset value, end of period                         $ 14.57    $ 12.53    $ 9.90

TOTAL RETURN B, C                                       16.91%     30.09%     (1.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                $ 613,887  $ 345,287  $ 990

Ratio of expenses to average net assets                 .64% A     .70%       1.00% A, F

Ratio of net investment income to average net assets    .95% A     1.14%      3.89% A

Portfolio turnover                                      88% A      81%        0% A

Average commission rate G                              $ .0423    $ .0322    $ .0120




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                           SIX MONTHS ENDED  YEAR ENDED
                                                           JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                    (UNAUDITED)       1997 E

Net asset value, beginning of period                       $ 12.53  $ 12.35

Income from Investment Operations

 Net investment income                                     .06 D    .03 D

 Net realized and unrealized gain (loss)                   2.02     .49

 Total from investment operations                          2.08     .52

Less Distributions

 From net investment income                                -        (.08)

 From net realized gain                                    (.07)    (.26)

 Total distributions                                       (.07)    (.34)

Net asset value, end of period                             $ 14.54  $ 12.53

TOTAL RETURN B, C                                          16.67%   4.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                    $ 6,101  $ 10

Ratio of expenses to average net assets                    .74% A   .80% A

Ratio of net investment income to average net assets       .85% A   1.24% A

Portfolio turnover                                         88% A    81%

Average commission rate G                                   $ .0423  $ .0322

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                   YEAR    YEARS   FUND

VIP II: INDEX 500               29.64%  22.69%  21.33%

S&P 500 (registered trademark)  30.16%  23.08%  21.72%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II:  Index 500          S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
IMATRL PRASUN   SHR__CHT 19980630 19980731 130419 R00000000000074
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $30,951 - a 209.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,533 - a 215.33% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1998

                                    % OF FUND'S INVESTMENTS

General Electric Co.                 3.1

Microsoft Corp.                      2.8

Coca-Cola Co. (The)                  2.2

Exxon Corp.                          1.8

Merck & Co., Inc.                    1.7

Pfizer, Inc.                         1.5

Wal-Mart Stores, Inc.                1.4

Intel Corp.                          1.3

Procter & Gamble Co.                 1.3

Royal Dutch Petroleum Co.            1.2

TOP TEN MARKET SECTORS AS OF JUNE 30, 1998

                                            % OF FUND'S INVESTMENTS

Finance                                      17.0

Technology                                   14.0

Health                                       11.2

Nondurables                                  9.5

Utilities                                    9.1

Energy                                       6.9

Industrial Machinery & Equipment             5.3

Retail & Wholesale                           5.2

Media & Leisure                              4.3

Basic Industries                             4.0

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with Frank Salerno,
Portfolio Manager of
Index 500 Portfolio
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended June 30, 1998, the fund performed in line with the 17.71% return of the Standard & Poor's 500 Index. Of course, the fund's total return was slightly lower than that of the index due to management expenses. The fund's return for the 12 months that ended June 30, 1998 also was in line with the S&P 500, which returned 30.16% during that period.
Q. HOW WOULD YOU DESCRIBE MARKET CONDITIONS OVER THE PAST SIX MONTHS?
A. The stock market continued to perform well in response to favorable economic news. Inflation remained modest, interest rates were stable, the economy grew more vigorously than expected and corporate earnings
- a key determinant of stock prices - were generally strong. As the year began, the lone dark cloud on the horizon was the fear that the slowdown gripping many Asian economies might spread to the United States. However, prospects in Asia began to look brighter when government officials in Japan - a key economic force in the region - promised to pass legislation designed to stimulate the Japanese economy. On the basis of this optimism, most Asian stock markets rallied strongly in the first quarter, and U.S. investors, relieved that the worst in Asia might be over, drove the S&P 500 and other market indexes to repeated record highs from February through early May.
Q. WHAT HAPPENED FOR THE BALANCE OF THE PERIOD?
A. Several negatives temporarily slowed the market's momentum. The situation in Asia deteriorated once again, as the Japanese government failed to pass the stimulative legislation promised earlier in the year, and the president of Indonesia was forced to resign amid widespread civil strife. Moreover, U.S. companies with Asian exposure
- including many technology companies - began to report disappointing earnings. The combination of these factors caused the Dow Jones Industrial Average to decline roughly 7% between mid-May and mid-June, while the S&P 500 retreated about 5%. However, more news indicating stronger-than-expected growth in the economy resulted in stocks resuming their upward path by the end of the period, with the S&P 500 again reaching new highs in late June.
Q. DID ANY SECTORS STAND OUT AS STRONG PERFORMERS?
A. Drug companies did well, buoyed by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Financial services firms continued to benefit from a trend toward greater industry consolidation, exemplified by the recently announced "megamerger" of Travelers and Citicorp. In addition, the generally favorable economic climate has been particularly beneficial for banks and other financial services firms.
Q. HOW DID TECHNOLOGY STOCKS FARE?
A. Technology was a mixed bag. For example, U.S. personal computer
(PC) makers found that they could purchase components at a much lower cost from their Asian suppliers because of the U.S. dollar's sharply increased value relative to many Asian currencies. However, generally lighter demand for personal computers was an offsetting factor that hindered the sales and earnings growth of many PC makers and manufacturers of PC components.
Q. WHAT SECTORS WERE DISAPPOINTING?
A. Energy prices were weak during the period, with the price of crude oil dipping below $12 dollars a barrel near the end of June. Most stocks in that sector were weak as a result. The same problem - weak commodity prices - kept precious metals shares in the doldrums.
Q. WHAT'S YOUR OUTLOOK, FRANK?
A. The trend of disappointing earnings reported by companies with Asian exposure may continue into the third quarter. However, I believe that the sectors that have been strong so far this year can continue to do well, as long as the economy keeps growing moderately and interest rates and inflation stay roughly where they are. Although I don't expect the market to advance at the rapid pace it has maintained during the past three years, the favorable economic environment gives me reason to expect further moderate gains in share prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to provide returns that correspond to those of the S&P 500 Index

START DATE: August 27, 1992
SIZE: as of June 30, 1998, more than $3.0 billion
MANAGER: Frank Salerno, since December 1997

(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

INVESTMENTS JUNE 30, 1998  (UNAUDITED)

Showing Percentage of Value of Investment in Securities



COMMON STOCKS - 93.8%

                                                     SHARES                                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.4%

AlliedSignal, Inc.                                    187,600                                       $ 8,324,750

Boeing Co.                                            335,968                                        14,971,574

Goodrich (B.F.) Co.                                   24,800                                         1,230,700

Lockheed Martin Corp.                                 65,293                                         6,912,896

Rockwell International Corp.                          66,700                                         3,205,769

Textron, Inc.                                         54,700                                         3,921,306

United Technologies Corp.                             76,700                                         7,094,750

                                                                                                     45,661,745

DEFENSE ELECTRONICS - 0.3%

Northrop Grumman Corp.                                22,800                                         2,351,250

Raytheon Co. Class B                                  113,300                                        6,698,863

                                                                                                     9,050,113

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.                                43,700                                         2,032,050

TOTAL AEROSPACE & DEFENSE                                                                            56,743,908

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 2.3%

Air Products & Chemicals, Inc.                        78,200                                         3,128,000

Avery Dennison Corp.                                  39,400                                         2,117,750

Dow Chemical Co.                                      75,100                                         7,261,231

du Pont (E.I.) de Nemours & Co.                       375,900                                        28,051,538

Eastman Chemical Co.                                  24,675                                         1,536,019

Engelhard Corp.                                       47,000                                         951,750

FMC Corp. (a)                                         11,800                                         804,613

Great Lakes Chemical Corp.                            19,800                                         780,863

Hercules, Inc.                                        31,700                                         1,303,663

Monsanto Co.                                          199,900                                        11,169,413

Morton International, Inc.                            47,500                                         1,187,500

Nalco Chemical Co.                                    16,200                                         569,025

PPG Industries, Inc.                                  59,100                                         4,111,144

Praxair, Inc.                                         55,700                                         2,607,456

Raychem Corp.                                         31,500                                         931,219

Rohm & Haas Co.                                       20,200                                         2,099,538

Sealed Air Corp. (a)                                  29,360                                         1,078,980

Union Carbide Corp.                                   45,500                                         2,428,562

W.R. Grace & Co.                                      25,700                                         438,506

                                                                                                     72,556,770

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.                                9,700                                          566,238

Allegheny Teledyne, Inc.                              57,984                                         1,326,384

Armco, Inc. (a)                                       36,700                                         233,963

Bethlehem Steel Corp. (a)                             43,400                                         539,788

Nucor Corp.                                           29,500                                         1,357,000

USX-U.S. Steel Group                                  30,200                                         996,600

Worthington Industries, Inc.                          23,250                                         350,203

                                                                                                     5,370,176

METALS & MINING - 0.3%

Alcan Aluminium Ltd.                                  64,657                                         1,784,097

Aluminum Co. of America                               53,100                                         3,501,281

ASARCO, Inc.                                          18,300                                         407,175

Cyprus Amax Minerals Co.                              42,350                                         561,138

Freeport-McMoRan Copper & Gold, Inc. Class B          41,500                                         630,281



                                                     SHARES                                         VALUE (NOTE 1)

Inco Ltd.                                             46,436                                        $ 634,333

Phelps Dodge Corp.                                    20,300                                         1,160,906

Reynolds Metals Co.                                   27,300                                         1,527,094

                                                                                                     10,206,305

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                                            7,330                                          294,574

Bemis Co., Inc.                                       16,000                                         654,000

Corning, Inc.                                         77,800                                         2,703,550

Crown Cork & Seal Co., Inc.                           42,200                                         2,004,500

Owens Illinois, Inc. (a)                              49,500                                         2,215,125

Tupperware Corp.                                      21,300                                         599,063

                                                                                                     8,470,812

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.                                   14,700                                         481,425

Champion International Corp.                          32,400                                         1,593,675

Fort James Corp.                                      66,300                                         2,950,350

Georgia-Pacific Corp.                                 32,200                                         1,897,788

International Paper Co.                               102,800                                        4,420,400

Kimberly-Clark Corp.                                  189,932                                        8,713,131

Louisiana Pacific Corp.                               33,500                                         611,375

Mead Corp.                                            35,900                                         1,139,825

Potlatch Corp.                                        9,700                                          407,400

Stone Container Corp. (a)                             23,700                                         370,313

Temple-Inland, Inc.                                   18,800                                         1,012,850

Union Camp Corp.                                      23,400                                         1,161,225

Westvaco Corp.                                        30,050                                         848,913

Weyerhaeuser Co.                                      66,100                                         3,052,994

Willamette Industries, Inc.                           32,800                                         1,049,600

                                                                                                     29,711,264

TOTAL BASIC INDUSTRIES                                                                               126,315,327

CONSTRUCTION & REAL ESTATE - 0.4%

BUILDING MATERIALS - 0.3%

Armstrong World Industries, Inc.                      13,300                                         896,088

Crane Co.                                             15,600                                         757,575

Fortune Brands, Inc.                                  51,800                                         1,991,063

Masco Corp.                                           57,800                                         3,496,900

Owens-Corning                                         17,900                                         730,544

Sherwin-Williams Co.                                  57,800                                         1,914,625

                                                                                                     9,786,795

CONSTRUCTION - 0.1%

Centex Corp.                                          20,600                                         777,650

Fleetwood Enterprises, Inc.                           12,700                                         508,000

Kaufman & Broad Home Corp.                            14,200                                         450,850

Pulte Corp.                                           15,300                                         457,088

                                                                                                     2,193,588

ENGINEERING - 0.0%

EG & G, Inc.                                          15,800                                         474,000

Fluor Corp.                                           25,900                                         1,320,900

Foster Wheeler Corp.                                  13,700                                         293,694

                                                                                                     2,088,594

TOTAL CONSTRUCTION & REAL ESTATE                                                                     14,068,977

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES - 2.2%

AutoZone, Inc. (a)                                    50,850                                        $ 1,624,022

Chrysler Corp.                                        215,000                                        12,120,625

Cooper Tire & Rubber Co.                              28,800                                         594,000

Cummins Engine Co., Inc.                              14,200                                         727,750

Dana Corp.                                            35,400                                         1,893,900

Eaton Corp.                                           23,800                                         1,850,450

Echlin, Inc.                                          23,100                                         1,133,344

Ford Motor Co.                                        380,400                                        22,443,600

General Motors Corp.                                  222,878                                        14,891,036

Genuine Parts Co.                                     56,050                                         1,937,228

Goodyear Tire & Rubber Co.                            54,600                                         3,518,288

ITT Industries, Inc.                                  39,100                                         1,461,363

Johnson Controls, Inc.                                26,400                                         1,509,750

NACCO Industries, Inc. Class A                        2,400                                          310,200

Navistar International Corp. (a)                      17,970                                         518,884

PACCAR, Inc.                                          26,090                                         1,363,203

Pep Boys-Manny, Moe & Jack                            19,700                                         373,069

Snap-On, Inc.                                         23,100                                         837,375

TRW, Inc.                                             41,200                                         2,250,550

                                                                                                     71,358,637

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.                  136,700                                        11,235,031

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.                                  30,700                                         1,872,700

Maytag Corp.                                          33,300                                         1,644,188

Newell Co., Inc.                                      50,500                                         2,515,531

Whirlpool Corp.                                       24,800                                         1,705,000

                                                                                                     7,737,419

TEXTILES & APPAREL - 0.3%

Fruit of the Loom, Inc. Class A (a)                   22,700                                         753,356

Liz Claiborne, Inc.                                   21,900                                         1,144,275

NIKE, Inc. Class B                                    63,700                                         3,101,394

Reebok International Ltd. (a)                         15,400                                         426,388

Russell Corp.                                         12,100                                         365,269

Springs Industries, Inc. Class A                      4,100                                          189,113

VF Corp.                                              40,300                                         2,075,450

                                                                                                     8,055,245

TOTAL DURABLES                                                                                       98,386,332

ENERGY - 6.9%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc.                                    53,800                                         1,859,463

Dresser Industries, Inc.                              59,000                                         2,599,688

Halliburton Co.                                       87,900                                         3,917,044

Helmerich & Payne, Inc.                               20,500                                         456,125

McDermott International, Inc.                         20,400                                         702,525

Rowan Companies, Inc. (a)                             29,800                                         579,238

Schlumberger Ltd.                                     161,700                                        11,046,131

Western Atlas, Inc.                                   19,500                                         1,655,063

                                                                                                     22,815,277

OIL & GAS - 6.2%

Amerada Hess Corp.                                    32,000                                         1,738,000

Amoco Corp.                                           319,900                                        13,315,838



                                                     SHARES                                         VALUE (NOTE 1)

Anadarko Petroleum Corp.                              20,100                                        $ 1,350,469

Apache Corp.                                          33,200                                         1,045,800

Ashland, Inc.                                         23,000                                         1,187,375

Atlantic Richfield Co.                                108,400                                        8,468,750

Burlington Resources, Inc.                            59,257                                         2,551,755

Chevron Corp.                                         217,900                                        18,099,319

Coastal Corp. (The)                                   36,900                                         2,576,081

Exxon Corp.                                           815,100                                        58,126,819

Kerr-McGee Corp.                                      17,600                                         1,018,600

Mobil Corp.                                           260,300                                        19,945,488

Occidental Petroleum Corp.                            121,900                                        3,291,300

Oryx Energy Co. (a)                                   35,300                                         781,013

Pennzoil Co.                                          16,100                                         815,063

Phillips Petroleum Co.                                84,700                                         4,081,481

Royal Dutch Petroleum Co.                             707,200                                        38,763,400

Sun Co., Inc.                                         29,900                                         1,160,494

Texaco, Inc.                                          180,200                                        10,755,688

Union Pacific Resources Group, Inc.                   86,912                                         1,526,392

Unocal Corp.                                          83,850                                         2,997,638

USX-Marathon Group                                    97,400                                         3,342,038

                                                                                                     196,938,801

TOTAL ENERGY                                                                                         219,754,078

FINANCE - 17.0%

BANKS - 7.7%

Banc One Corp.                                        235,948                                        13,168,848

Bank of New York, Inc.                                130,900                                        7,943,994

BankAmerica Corp.                                     228,300                                        19,733,681

BankBoston Corp.                                      99,382                                         5,528,124

Bankers Trust New York Corp.                          13,100                                         1,520,419

BB&T Corp.                                            41,600                                         2,813,200

Capital One Financial Corp.                           21,800                                         2,707,288

Chase Manhattan Corp.                                 285,446                                        21,551,173

Citicorp                                              150,962                                        22,531,079

Comerica, Inc.                                        55,000                                         3,643,750

Fifth Third Bancorp                                   83,125                                         5,236,875

First Union Corp.                                     323,445                                        18,840,671

Huntington Bancshares, Inc.                           56,690                                         1,899,115

KeyCorp                                               148,914                                        5,305,061

Mellon Bank Corp.                                     90,800                                         6,321,950

Mercantile Bancorp., Inc.                             46,000                                         2,317,250

Morgan (JP) & Co., Inc.                               59,400                                         6,957,225

National City Corp.                                   110,421                                        7,839,891

NationsBank Corp.                                     320,114                                        24,488,721

Northern Trust Corp.                                  40,000                                         3,050,000

Norwest Corp.                                         254,400                                        9,508,200

PNC Financial Corp.                                   100,100                                        5,386,631

Providian Financial Corp.                             31,900                                         2,506,144

Republic New York Corp.                               36,600                                         2,303,513

State Street Corp.                                    53,300                                         3,704,350

Summit Bancorp                                        63,000                                         2,992,500

SunTrust Banks, Inc.                                  71,300                                         5,797,581

Synovus Finanical Corp.                               82,000                                         1,947,500

U.S. Bancorp                                          249,351                                        10,722,093

Wachovia Corp.                                        68,200                                         5,762,900

Wells Fargo & Co.                                     28,600                                         10,553,400

                                                                                                     244,583,127

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 2.0%

American Express Co.                                  151,179                                       $ 17,234,406

Associates First Capital Corp.                        118,574                                        9,115,376

Beneficial Corp.                                      18,800                                         2,879,925

Countrywide Credit Industries, Inc.                   37,300                                         1,892,975

First Chicago NBD Corp.                               96,559                                         8,557,541

Fleet Financial Group, Inc.                           95,974                                         8,013,829

Green Tree Financial Corp.                            45,300                                         1,939,406

Household International, Inc.                         110,630                                        5,503,843

MBNA Corp.                                            166,950                                        5,509,350

Transamerica Corp.                                    21,329                                         2,455,501

                                                                                                     63,102,152

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                                            346,600                                        21,055,950

Freddie Mac                                           226,700                                        10,669,069

SLM Holding Corp.                                     56,300                                         2,758,700

                                                                                                     34,483,719

INSURANCE - 3.8%

Aetna, Inc.                                           48,400                                         3,684,450

Allstate Corp.                                        139,821                                        12,802,360

American General Corp.                                84,452                                         6,011,927

American International Group, Inc.                    230,162                                        33,603,652

Aon Corp.                                             56,150                                         3,944,538

Chubb Corp. (The)                                     55,900                                         4,492,963

CIGNA Corp.                                           71,700                                         4,947,300

Cincinnati Financial Corp.                            55,500                                         2,129,813

Conseco, Inc.                                         62,300                                         2,912,525

General Re Corp.                                      25,800                                         6,540,300

Hartford Financial Services Group, Inc.               39,800                                         4,552,125

Jefferson-Pilot Corp.                                 36,100                                         2,091,544

Lincoln National Corp.                                33,400                                         3,051,925

Loews Corp.                                           38,000                                         3,310,750

Marsh & Mclennan Companies, Inc.                      85,650                                         5,176,472

MBIA, Inc.                                            29,300                                         2,193,838

MGIC Investment Corp.                                 38,800                                         2,214,025

Progressive Corp.                                     24,100                                         3,398,100

SAFECO Corp.                                          47,100                                         2,140,106

St. Paul Companies, Inc. (The)                        81,392                                         3,423,551

SunAmerica, Inc.                                      61,300                                         3,520,919

Torchmark Corp.                                       46,800                                         2,141,100

UNUM Corp.                                            49,200                                         2,730,600

                                                                                                     121,014,883

SAVINGS & LOANS - 0.3%

Ahmanson (H.F.) & Co.                                 37,100                                         2,634,100

Golden West Financial Corp.                           13,900                                         1,477,744

Washington Mutual, Inc.                               138,362                                        6,010,099

                                                                                                     10,121,943

SECURITIES INDUSTRY - 2.1%

Bear Stearns Companies, Inc.                          38,000                                         2,161,250

Franklin Resources, Inc.                              88,700                                         4,789,800

Lehman Brothers Holdings, Inc.                        39,100                                         3,032,694

Merrill Lynch & Co., Inc.                             115,200                                        10,627,200

Morgan Stanley Dean Witter Discover and Co.           197,056                                        18,005,992



                                                     SHARES                                         VALUE (NOTE 1)

Schwab (Charles) Corp.                                79,200                                        $ 2,574,000

Travelers Group, Inc. (The)                           383,081                                        23,224,286

                                                                                                     64,415,222

TOTAL FINANCE                                                                                        537,721,046

HEALTH - 11.2%

DRUGS & PHARMACEUTICALS - 7.7%

Allergan, Inc.                                        22,400                                         1,038,800

ALZA Corp. Class A.                                   30,400                                         1,314,800

American Home Products Corp.                          437,600                                        22,645,800

Amgen, Inc. (a)                                       85,000                                         5,556,875

Bristol-Myers Squibb Co.                              331,800                                        38,136,263

Lilly (Eli) & Co.                                     369,192                                        24,389,747

Merck & Co., Inc.                                     398,300                                        53,272,625

Pfizer, Inc.                                          435,100                                        47,289,931

Pharmacia & Upjohn, Inc.                              168,960                                        7,793,280

Schering-Plough Corp.                                 244,600                                        22,411,475

Sigma-Aldrich Corp.                                   33,700                                         1,183,713

Warner-Lambert Co.                                    273,300                                        18,960,188

                                                                                                     243,993,497

MEDICAL EQUIPMENT & SUPPLIES - 2.9%

Abbott Laboratories                                   514,700                                        21,038,363

Bard (C.R.), Inc.                                     19,400                                         738,413

Bausch & Lomb, Inc.                                   18,700                                         937,338

Baxter International, Inc.                            94,200                                         5,069,138

Becton, Dickinson & Co.                               41,300                                         3,205,913

Biomet, Inc.                                          37,900                                         1,253,069

Boston Scientific Corp. (a)                           65,000                                         4,655,625

Cardinal Health, Inc.                                 38,100                                         3,571,875

Guidant Corp.                                         51,100                                         3,644,069

Johnson & Johnson                                     448,400                                        33,069,500

Mallinckrodt, Inc.                                    24,900                                         739,219

Medtronic, Inc.                                       160,700                                        10,244,625

Millipore Corp.                                       14,700                                         400,575

Pall Corp.                                            41,500                                         850,750

St. Jude Medical, Inc. (a)                            24,229                                         891,930

U.S. Surgical Corp.                                   24,400                                         1,113,250

                                                                                                     91,423,652

MEDICAL FACILITIES MANAGEMENT - 0.6%

Columbia/HCA Healthcare Corp.                         207,912                                        6,055,437

HEALTHSOUTH Corp. (a)                                 127,700                                        3,407,994

Humana, Inc. (a)                                      58,700                                         1,830,706

Manor Care, Inc.                                      18,500                                         711,094

Tenet Healthcare Corp. (a)                            102,800                                        3,212,500

United HealthCare Corp.                               64,700                                         4,108,450

                                                                                                     19,326,181

TOTAL HEALTH                                                                                         354,743,330

HOLDING COMPANIES - 0.1%

CINergy Corp.                                         46,913                                         1,641,955

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.7%

Emerson Electric Co.                                  152,900                                       $ 9,231,338

General Electric Co.                                  1,085,700                                      98,798,700

General Instrument Corp. (a)                          52,100                                         1,416,469

General Signal Corp.                                  14,600                                         525,600

Grainger (W.W.), Inc.                                 30,300                                         1,509,319

Harris Corp.                                          26,700                                         1,193,156

Honeywell, Inc.                                       42,300                                         3,534,694

Scientific-Atlanta, Inc.                              26,200                                         664,825

                                                                                                     116,874,101

INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%

Briggs & Stratton Corp.                               8,100                                          303,244

Case Corp.                                            24,300                                         1,172,475

Caterpillar, Inc.                                     122,100                                        6,456,038

Cincinnati Milacron, Inc.                             10,100                                         245,556

Cooper Industries, Inc.                               40,346                                         2,216,508

Deere & Co.                                           84,900                                         4,489,088

Dover Corp.                                           74,600                                         2,555,050

Harnischfeger Industries, Inc.                        14,400                                         407,700

Illinois Tool Works, Inc.                             81,100                                         5,408,356

Ingersoll-Rand Co.                                    55,300                                         2,436,656

Parker-Hannifin Corp.                                 35,625                                         1,358,203

Stanley Works                                         29,300                                         1,217,781

Tenneco, Inc.                                         60,200                                         2,291,363

Timken Co.                                            17,984                                         554,132

Tyco International Ltd.                               192,700                                        12,140,100

                                                                                                     43,252,250

POLLUTION CONTROL - 0.2%

Browning-Ferris Industries, Inc.                      61,300                                         2,130,175

Waste Management, Inc.                                151,700                                        5,309,500

                                                                                                     7,439,675

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                               167,566,026

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.5%

CBS Corp.                                             246,050                                        7,812,088

Clear Channel Communications, Inc. (a)                37,100                                         4,048,538

Comcast Corp. Class A special                         110,950                                        4,503,877

MediaOne Group, Inc.                                  201,100                                        8,835,831

Tele-Communications, Inc. (TCI Group) Series A (a)    158,400                                        6,088,500

Time Warner, Inc.                                     177,920                                        15,201,040

                                                                                                     46,489,874

ENTERTAINMENT - 0.9%

Disney (Walt) Co.                                     226,500                                        23,796,656

King World Productions, Inc. (a)                      21,400                                         545,700

Viacom, Inc. Class B (non-vtg.) (a)                   99,200                                         5,778,400

                                                                                                     30,120,756

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                                       28,500                                         705,375

Hasbro, Inc.                                          44,650                                         1,755,303

Mattel, Inc.                                          103,576                                        4,382,559

                                                                                                     6,843,237



                                                     SHARES                                         VALUE (NOTE 1)

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc. (a)                      33,600                                        $ 781,200

Hilton Hotels Corp.                                   83,700                                         2,385,450

Mirage Resorts, Inc. (a)                              66,900                                         1,425,806

                                                                                                     4,592,456

PUBLISHING - 0.9%

American Greetings Corp. Class A                      24,500                                         1,247,969

Cognizant Corp.                                       58,800                                         3,704,400

Dow Jones & Co., Inc.                                 25,400                                         1,416,050

Dun & Bradstreet Corp.                                57,300                                         2,069,963

Gannett, Inc.                                         95,300                                         6,772,256

Harcourt General, Inc.                                17,000                                         1,011,500

Knight Ridder, Inc.                                   26,200                                         1,442,638

Mcgraw-Hill Companies, Inc.                           34,400                                         2,805,750

Meredith Corp.                                        14,700                                         689,981

New York Times Co. (The) Class A                      30,700                                         2,432,975

Times Mirror Co. Class A                              23,600                                         1,483,850

Tribune Co.                                           40,500                                         2,786,906

                                                                                                     27,864,238

RESTAURANTS - 0.7%

Darden Restaurants, Inc.                              47,900                                         760,413

Marriott International, Inc. Class A                  76,800                                         2,486,400

McDonald's Corp.                                      228,000                                        15,732,000

Tricon Global Restaurants, Inc.                       51,010                                         1,616,379

Wendy's International, Inc.                           42,800                                         1,005,800

                                                                                                     21,600,992

TOTAL MEDIA & LEISURE                                                                                137,511,553

NONDURABLES - 9.5%

AGRICULTURE - 0.1%

Pioneer Hawaii-Bred International, Inc.               75,700                                         3,132,088

BEVERAGES - 3.3%

Anheuser-Busch Companies, Inc.                        162,200                                        7,653,813

Brown-Forman Corp. Class B                            15,800                                         1,015,150

Coca-Cola Co. (The)                                   822,500                                        70,323,750

Coors (Adolph) Co. Class B                            12,000                                         408,000

PepsiCo, Inc.                                         498,300                                        20,523,731

Seagram Co. Ltd.                                      119,900                                        4,897,295

                                                                                                     104,821,739

FOODS - 1.9%

Archer-Daniels-Midland Co.                            189,981                                        3,680,882

Bestfoods                                             96,100                                         5,579,806

Campbell Soup Co.                                     151,200                                        8,032,500

ConAgra, Inc.                                         158,000                                        5,006,625

General Mills, Inc.                                   52,500                                         3,589,688

Heinz (H.J.) Co.                                      121,750                                        6,833,219

Hershey Foods Corp.                                   40,600                                         2,801,400

Kellogg Co.                                           129,300                                        4,856,831

Quaker Oats Co.                                       47,400                                         2,604,038

Ralston Purina Co.                                    36,500                                         4,263,656

Sara Lee Corp.                                        155,800                                        8,715,063

Sysco Corp.                                           113,200                                        2,900,750

Wrigley (Wm.) Jr. Co.                                 33,200                                         3,253,600

                                                                                                     62,118,058

HOUSEHOLD PRODUCTS - 3.1%

Alberto-Culver Co. Class B                            12,600                                         365,400

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Avon Products, Inc.                                   46,300                                        $ 3,588,250

Clorox Co.                                            34,800                                         3,319,050

Colgate-Palmolive Co.                                 98,800                                         8,694,400

Gillette Co.                                          374,900                                        21,252,144

International Flavors & Fragrances, Inc.              36,900                                         1,602,844

Procter & Gamble Co.                                  447,100                                        40,714,044

Rubbermaid, Inc.                                      46,000                                         1,526,625

Unilever NV (NY shares)                               211,400                                        16,687,388

                                                                                                     97,750,145

TOBACCO - 1.1%

Philip Morris Companies, Inc.                         811,400                                        31,948,875

UST, Inc.                                             61,800                                         1,668,600

                                                                                                     33,617,475

TOTAL NONDURABLES                                                                                    301,439,505

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                                    124,900                                        2,382,695

Battle Mountain Gold Co.                              56,500                                         335,469

Homestake Mining Co.                                  70,300                                         729,363

Newmont Mining Corp.                                  50,165                                         1,185,148

Placer Dome, Inc.                                     68,200                                         794,563

                                                                                              5,427,238

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.4%

Abercrombie & Fitch Co. Class A (a)                   80                                             3,520

Gap, Inc.                                             130,900                                        8,066,713

Limited, Inc. (The)                                   76,089                                         2,520,448

TJX Companies, Inc.                                   107,000                                        2,581,375

Venator Group, Inc.                                   45,200                                         864,450

                                                                                                     14,036,506

DRUG STORES - 0.5%

CVS Corp.                                             122,000                                        4,750,375

Longs Drug Stores Corp.                               13,000                                         375,375

Rite Aid Corp.                                        86,200                                         3,237,888

Walgreen Co.                                          160,800                                        6,643,050

                                                                                                     15,006,688

GENERAL MERCHANDISE STORES - 2.8%

Consolidated Stores Corp. (a)                         40,200                                         1,457,250

Costco Companies, Inc. (a)                            75,739                                         4,776,291

Dayton Hudson Corp.                                   146,300                                        7,095,550

Dillards, Inc. Class A                                35,600                                         1,475,175

Federated Department Stores, Inc. (a)                 70,300                                         3,783,019

K mart Corp. (a)                                      163,000                                        3,137,750

May Department Stores Co. (The)                       78,200                                         5,122,100

Mercantile Stores Co., Inc.                           15,000                                         1,184,063

Nordstrom, Inc.                                       27,100                                         2,093,475

Penney (J.C.), Inc.                                   83,800                                         6,059,788

Sears, Roebuck & Co.                                  130,300                                        7,956,444

Wal-Mart Stores, Inc.                                 744,700                                        45,240,525

                                                                                                     89,381,430



                                                     SHARES                                         VALUE (NOTE 1)

GROCERY STORES - 0.5%

Albertson's, Inc.                                     82,200                                        $ 4,258,988

American Stores Co.                                   92,200                                         2,230,088

Giant Food, Inc. Class A                              20,300                                         874,169

Great Atlantic & Pacific Tea, Inc.                    13,300                                         439,731

Kroger Co. (The) (a)                                  87,800                                         3,764,425

Supervalu, Inc.                                       20,600                                         914,125

Winn-Dixie Stores, Inc.                               45,800                                         2,344,388

                                                                                                     14,825,914

RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%

Circuit City Stores, Inc. -
                  33,700                                         1,579,688
Circuit City Group

Home Depot, Inc.                                      244,800                                        20,333,700

IKON Office Solutions, Inc.                           46,000                                         669,875

Lowe's Companies, Inc.                                113,800                                        4,616,013

Tandy Corp.                                           33,800                                         1,793,513

Toys R US, Inc. (a)                                   94,200                                         2,219,588

                                                                                                     31,212,377

TOTAL RETAIL & WHOLESALE                                                                             164,462,915

SERVICES - 0.7%

ADVERTISING - 0.2%

Interpublic Group of Companies, Inc.                  40,250                                         2,442,672

Omnicom Group, Inc.                                   56,900                                         2,837,888

                                                                                                     5,280,560

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.                                   36,600                                         1,155,188

PRINTING - 0.1%

Deluxe Corp.                                          34,400                                         1,231,950

Donnelley (R.R.) & Sons Co.                           45,600                                         2,086,200

Moore Corp. Ltd.                                      21,000                                         278,998

                                                                                                     3,597,148

SERVICES - 0.4%

Block (H&R), Inc.                                     35,000                                         1,474,375

Cendant Corp. (a)                                     276,372                                        5,769,266

Ecolab, Inc.                                          34,900                                         1,081,900

Jostens, Inc.                                         9,200                                          221,950

National Service Industries, Inc.                     14,400                                         732,600

Service Corp. International, Inc.                     85,300                                         3,657,238

                                                                                                     12,937,329

TOTAL SERVICES                                                                                       22,970,225

TECHNOLOGY - 14.0%

COMMUNICATIONS EQUIPMENT - 2.9%

3Com Corp. (a)                                        118,800                                        3,645,675

Andrew Corp. (a)                                      29,812                                         538,479

Ascend Communications, Inc. (a)                       61,100                                         3,028,269

Cabletron Systems, Inc. (a)                           48,400                                         650,375

Cisco Systems, Inc. (a)                               345,350                                        31,793,784

DSC Communications Corp. (a)                          41,700                                         1,251,000

Lucent Technologies, Inc.                             437,068                                        36,358,594

Northern Telecom Ltd.                                 176,600                                        10,034,706

Tellabs, Inc. (a)                                     61,800                                         4,426,425

                                                                                                     91,727,307

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - 4.3%

Adobe Systems, Inc.                                   22,300                                        $ 946,356

Autodesk, Inc.                                        15,800                                         610,275

Automatic Data Processing, Inc.                       100,400                                        7,316,650

Ceridian Corp. (a)                                    22,000                                         1,292,500

Computer Associates International, Inc.               182,112                                        10,118,598

Computer Sciences Corp.                               52,000                                         3,328,000

Equifax, Inc.                                         42,800                                         1,554,175

First Data Corp.                                      141,700                                        4,720,381

HBO & Co.                                             149,700                                        5,276,925

Microsoft Corp. (a)                                   817,700                                        88,618,238

Novell, Inc. (a)                                      129,700                                        1,653,675

Oracle Corp. (a)                                      331,750                                        8,148,609

Parametric Technolgy Corp. (a)                        96,300                                         2,612,138

Shared Medical Systems Corp.                          8,100                                          594,844

                                                                                                     136,791,364

COMPUTERS & OFFICE EQUIPMENT - 4.2%

Apple Computer, Inc. (a)                              49,400                                         1,417,163

Bay Networks, Inc. (a)                                68,900                                         2,222,025

Compaq Computer Corp.                                 550,762                                        15,627,872

Data General Corp. (a)                                16,500                                         246,469

Dell Computer Corp. (a)                               210,900                                        19,574,156

EMC Corp. (a)                                         169,600                                        7,600,200

Gateway 2000, Inc. (a)                                51,200                                         2,592,000

Hewlett-Packard Co.                                   343,500                                        20,567,063

International Business Machines Corp.                 314,100                                        36,062,606

Pitney-Bowes, Inc.                                    93,400                                         4,494,875

Seagate Technology, Inc. (a)                          88,000                                         2,095,500

Silicon Graphics, Inc. (a)                            60,500                                         733,563

Sun Microsystems, Inc. (a)                            126,700                                        5,503,531

Unisys Corp. (a)                                      76,900                                         2,172,425

Xerox Corp.                                           109,400                                        11,117,775

                                                                                                     132,027,223

ELECTRONIC INSTRUMENTS - 0.2%

Applied Materials, Inc. (a)                           121,900                                        3,596,050

KLA-Tencor Corp. (a)                                  34,200                                         946,913

Perkin-Elmer Corp.                                    16,500                                         1,026,094

Tektronix, Inc.                                       16,050                                         567,769

Thermo Electron Corp. (a)                             49,600                                         1,695,700

                                                                                                     7,832,526

ELECTRONICS - 2.1%

Advanced Micro Devices, Inc. (a)                      40,900                                         697,856

AMP, Inc.                                             77,796                                         2,674,238

Intel Corp.                                           561,800                                        41,643,425

LSI Logic Corp. (a)                                   43,700                                         1,007,831

Micron Technology, Inc. (a)                           67,400                                         1,672,363

Motorola, Inc.                                        199,000                                        10,459,938

National Semiconductor Corp. (a)                      54,900                                         723,994

Texas Instruments, Inc.                               127,900                                        7,458,169

Thomas & Betts Corp.                                  16,900                                         832,325

                                                                                                     67,170,139



                                                     SHARES                                         VALUE (NOTE 1)

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                                     107,700                                       $ 7,868,831

Polaroid Corp.                                        15,700                                         558,331

                                                                                                     8,427,162

TOTAL TECHNOLOGY                                                                                     443,975,721

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                                         61,000                                         5,078,250

Delta Air Lines, Inc.                                 25,400                                         3,282,950

Southwest Airlines Co.                                75,000                                         2,221,875

US Airways Group, Inc. (a)                            29,800                                         2,361,650

                                                                                                     12,944,725

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.                    53,018                                         5,205,705

CSX Corp.                                             73,238                                         3,332,329

Norfolk Southern Corp.                                126,200                                        3,762,338

Union Pacific Corp.                                   85,600                                         3,777,100

                                                                                                     16,077,472

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                                         52,220                                         3,276,805

Laidlaw, Inc.                                         89,900                                         1,087,191

                                                                                                     4,363,996

TOTAL TRANSPORTATION                                                                                 33,386,193

UTILITIES - 9.1%

CELLULAR - 0.4%

AirTouch Communications, Inc. (a)                     186,300                                        10,886,906

Nextel Communications, Inc. Class A (a)               85,700                                         2,131,788

                                                                                                     13,018,694

ELECTRIC UTILITY - 2.2%

Ameren Corp.                                          43,900                                         1,745,025

American Electric Power Co., Inc.                     63,400                                         2,876,775

Baltimore Gas & Electric Co.                          45,200                                         1,404,025

Carolina Power & Light Co.                            40,100                                         1,739,338

Central & South West Corp.                            81,200                                         2,182,250

Consolidated Edison, Inc.                             80,500                                         3,708,031

Dominion Resources, Inc.                              65,600                                         2,673,200

DTE Energy Co.                                        51,600                                         2,083,350

Duke Energy Corp.                                     120,007                                        7,110,415

Edison International                                  120,600                                        3,565,238

Entergy Corp.                                         93,900                                         2,699,625

Firstenergy Corp.                                     69,300                                         2,130,975

FPL Group, Inc.                                       61,600                                         3,880,800

GPU, Inc.                                             35,500                                         1,342,344

Houston Industries, Inc.                              91,122                                         2,813,392

Niagara Mohawk Power Corp. (a)                        40,900                                         610,944

Northern States Power Co.                             34,000                                         973,250

PacifiCorp                                            99,700                                         2,255,713

PECO Energy Co.                                       78,400                                         2,288,300

PG&E Corp.                                            127,800                                        4,033,688

PP&L Resources, Inc.                                  40,500                                         918,844

Public Service Enterprise Group, Inc.                 85,800                                         2,954,738

Southern Co.                                          234,700                                        6,498,256

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Texas Utilities Co.                                   89,000                                        $ 3,704,625

Unicom Corp.                                          81,900                                         2,871,619

                                                                                                     69,064,760

GAS - 0.6%

Columbia Gas System, Inc. (The)                       29,400                                         1,635,375

Consolidated Natural Gas Co.                          33,700                                         1,984,088

Eastern Enterprises Co.                               12,600                                         540,225

Enron Corp.                                           103,800                                        5,611,688

NICOR, Inc.                                           16,000                                         642,000

ONEOK, Inc.                                           10,806                                         430,889

Peoples Energy Corp.                                  11,900                                         459,638

Sempra Energy                                         78,656                                         2,182,704

Sonat, Inc.                                           37,000                                         1,429,125

Williams Companies, Inc.                              141,600                                        4,779,000

                                                                                                     19,694,732

TELEPHONE SERVICES - 5.9%

ALLTEL Corp.                                          88,200                                         4,101,300

Ameritech Corp.                                       366,900                                        16,464,638

AT&T Corp.                                            541,200                                        30,916,050

Bell Atlantic Corp.                                   517,278                                        23,600,809

BellSouth Corp.                                       330,000                                        22,151,250

Frontier Corp.                                        57,600                                         1,814,400

GTE Corp.                                             320,900                                        17,850,063

MCI Communications Corp.                              226,500                                        13,165,313

SBC Communications, Inc.                              612,848                                        24,513,920

Sprint Corp.                                          114,900                                        8,100,450

U.S. WEST, Inc.                                       161,492                                        7,590,124

Worldcom, Inc. (a)                                    338,800                                        16,410,625

                                                                                                     186,678,942

TOTAL UTILITIES                                                                                      288,457,128

TOTAL COMMON STOCKS                                                    2,974,571,457
(Cost $2,209,837,396)





U.S. TREASURY OBLIGATIONS - 6.2%

                                                           PRINCIPAL
                                                               AMOUNT

U.S. Treasury Bills, yields at dates
of purchase 4.6332% to 5.0541%
7/30/98 to 9/3/98 (b)                                     $ 197,133,000                           195,776,952
(Cost $195,682,886)

TOTAL INVESTMENT IN SECURITIES - 100%                                                             $ 3,170,348,409
(Cost $2,405,520,282)



FUTURES CONTRACTS

                             EXPIRATION        UNDERLYING FACE        UNREALIZED
                             DATE              AMOUNT AT VALUE        GAIN/(LOSS)

PURCHASED

349 S&P 500                  Sep. 1998         $ 99,726,750           $ 3,122,832
Futures Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN
SECURITIES - 3.1%
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,495,000.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $707,562,865 and $21,000,689, respectively.
The market value of futures contracts opened and closed during the period amounted to $784,404,205 and $862,860,247, respectively.
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $7,774,864 and $7,978,792, respectively (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,405,520,762. Net unrealized appreciation aggregated $764,827,647, of which $795,409,354 related to appreciated investment securities and $30,581,707 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                         $ 3,170,348,409
(COST $2,405,520,282) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                             7,834,557

RECEIVABLE FOR FUND SHARES SOLD                                                                            12,193,773

DIVIDENDS RECEIVABLE                                                                                       2,947,808

OTHER RECEIVABLES                                                                                          1,329

 TOTAL ASSETS                                                                                              3,193,325,876

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                    $ 273,438

PAYABLE FOR INVESTMENTS PURCHASED                                                            106,128,237

PAYABLE FOR FUND SHARES REDEEMED                                                             902,722

ACCRUED MANAGEMENT FEE AND SUB-ADVISORY FEE                                                   469,225

PAYABLE FOR DAILY VARIATION ON                                                               1,102,680
FUTURES CONTRACTS

OTHER PAYABLES AND                                                                           278,969
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                         109,155,271

NET ASSETS                                                                                                 $ 3,084,170,605

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 2,287,714,527

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         17,566,386

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         10,938,743

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                   767,950,949
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS, FOR 23,859,382                                                                                 $ 3,084,170,605
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                                             $129.26
AND REDEMPTION PRICE PER SHARE ($3,084,170,605 (DIVIDED BY) 23,859,382 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 18,330,787
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $7,970)                       2,879,715

 TOTAL INCOME                                                                    21,210,502

EXPENSES

MANAGEMENT FEE AND SUB-ADVISORY FEE                               $ 3,109,368

TRANSFER AGENT FEES                                                908,642

ACCOUNTING FEES                                                    402,088

NON-INTERESTED TRUSTEES' COMPENSATION                              4,481

REGISTRATION FEES                                                  43,245

AUDIT                                                              30,466

LEGAL                                                              13,674

MISCELLANEOUS                                                      2,849

 TOTAL EXPENSES BEFORE REDUCTIONS                                  4,514,813

 EXPENSE REDUCTIONS                                                (933,505)     3,581,308

NET INVESTMENT INCOME                                                            17,629,194

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             2,435,852

 FOREIGN CURRENCY TRANSACTIONS                                     980

 FUTURES CONTRACTS                                                 9,671,688     12,108,520

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             370,415,452

 ASSETS AND LIABILITIES IN                                         78
 FOREIGN CURRENCIES

 FUTURES CONTRACTS                                                 2,064,104     372,479,634

NET GAIN (LOSS)                                                                  384,588,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 402,217,348

OTHER INFORMATION                                                               $ 933,505
 EXPENSE REDUCTIONS
 FMR REIMBURSEMENT





STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED  YEAR ENDED
                                                                                     JUNE 30, 1998     DECEMBER 31,
                                                                                     (UNAUDITED)       1997

OPERATIONS                                                                             $ 17,629,194     $ 25,929,152
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                              12,108,520       58,502,006

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                  372,479,634      301,564,970

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       402,217,348      385,996,128

DISTRIBUTIONS TO SHAREHOLDERS                                                          (26,060,180)     (10,847,444)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                (60,359,977)     (22,010,833)

 TOTAL DISTRIBUTIONS                                                                   (86,420,157)     (32,858,277)

SHARE TRANSACTIONS                                                                     837,618,107      1,199,221,255
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                         86,420,157       32,858,277

 COST OF SHARES REDEEMED                                                               (253,706,625)    (310,418,293)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS               670,331,639      921,661,239

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              986,128,830      1,274,799,090

NET ASSETS

 BEGINNING OF PERIOD                                                                   2,098,041,775    823,242,685

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $17,566,386 AND
$25,920,081, RESPECTIVELY)                                                             $ 3,084,170,605  $ 2,098,041,775

OTHER INFORMATION
SHARES

 SOLD                                                                                  6,839,219        11,765,227

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                               751,741          357,466

 REDEEMED                                                                              (2,071,900)      (3,026,660)

 NET INCREASE (DECREASE)                                                               5,519,060        9,096,033



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS


                                                   SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 1998

SELECTED PER-SHARE DATA                            (UNAUDITED)  1997         1996       1995       1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD               $ 114.40     $ 89.05      $ 75.71    $ 56.22    $ 55.74   $ 52.60

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                             .83 D        1.80 D       1.04       .85        1.14      1.31

 NET REALIZED AND UNREALIZED GAIN (LOSS)            18.54        26.67        15.55      19.72      (.56)     3.80

 TOTAL FROM INVESTMENT OPERATIONS                   19.37        28.47        16.59      20.57      .58       5.11

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (1.36)       (1.03)       (.91)      (.95)      -         (1.28)

 FROM NET REALIZED GAIN                             (3.15)       (2.09)       (2.34)     (.11)      (.10)     (.60)

 IN EXCESS OF NET REALIZED GAIN                     -            -            -          (.02)      -         (.09)

 TOTAL DISTRIBUTIONS                                (4.51)       (3.12)       (3.25)     (1.08)     (.10)     (1.97)

NET ASSET VALUE, END OF PERIOD                     $ 129.26     $ 114.40     $ 89.05    $ 75.71    $ 56.22   $ 55.74

TOTAL RETURN B, C                                   17.42%       32.83%       22.71%     37.19%     1.04%     9.74%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,084,171  $ 2,098,042  $ 823,243  $ 245,700  $ 51,301  $ 25,153

RATIO OF EXPENSES TO AVERAGE NET ASSETS             .28% A, E    .28% E       .28% E     .28% E     .28% E    .28% E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                              1.38% A      1.74%        2.26%      2.70%      2.81%     2.65%

PORTFOLIO TURNOVER RATE                              2% A         9%           14%        16%        2%        9%

AVERAGE COMMISSION RATE F                           $ .0232      $ .0268      $ .0315

A ANNUALIZED B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). D NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                    PAST 1  LIFE OF
JUNE 30, 1998                                    YEAR    FUND

VIP III: GROWTH OPPORTUNITIES - "INITIAL CLASS"  25.31%  26.44%

S&P 500 (REGISTERED TRADEMARK)                   30.16%  32.30%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP III Growth Opp          S&P 500
             00617                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19817.90                    22183.94
  1997/12/31      20367.51                    22564.84
  1998/01/31      20452.07                    22814.41
  1998/02/28      21731.21                    24459.78
  1998/03/31      22407.88                    25712.37
  1998/04/30      22296.95                    25971.03
  1998/05/31      22141.65                    25524.59
  1998/06/30      22674.11                    26561.40
IMATRL PRASUN   SHR__CHT 19980630 19980709 134851 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $22,674 - a 126.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,561 - a 165.61% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998

                                     % OF FUND'S
                                     INVESTMENTS

FANNIE MAE                            6.4

PHILIP MORRIS COMPANIES, INC.         4.7

FLEET FINANCIAL GROUP, INC.           3.5

FREDDIE MAC                           2.9

WAL-MART STORES, INC.                 2.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998

                                             % OF FUND'S
                                             INVESTMENTS

FINANCE                                       20.8

UTILITIES                                     9.6

RETAIL & WHOLESALE                            9.5

TECHNOLOGY                                    9.3

HEALTH                                        8.6

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 85.3
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 4.0
STOCKS                 85.3%
BONDS                  10.7%
SHORT-TERM INVESTMENTS  4.0%
FOREIGN INVESTMENTS    10.8%
*
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                  PAST 1  LIFE OF
JUNE 30, 1998                                  YEAR    FUND

VIP III: GROWTH OPPORTUNITIES - SERVICE CLASS  25.31%  26.44%

S&P 500 (REGISTERED TRADEMARK)                 30.16%  32.30%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP III Growth Opp - CL S   S&P 500
             00491                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19828.47                    22183.94
  1997/12/31      20367.51                    22564.84
  1998/01/31      20452.07                    22814.41
  1998/02/28      21731.21                    24459.78
  1998/03/31      22407.88                    25712.37
  1998/04/30      22296.95                    25971.03
  1998/05/31      22130.56                    25524.59
  1998/06/30      22674.11                    26561.40
IMATRL PRASUN   SHR__CHT 19980630 19980709 134103 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $22,674 - a 126.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,561 - a 165.61% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998

                                     % OF FUND'S
                                     INVESTMENTS

FANNIE MAE                            6.4

PHILIP MORRIS COMPANIES, INC.         4.7

FLEET FINANCIAL GROUP, INC.           3.5

FREDDIE MAC                           2.9

WAL-MART STORES, INC.                 2.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998

                                             % OF FUND'S
                                             INVESTMENTS

FINANCE                                       20.8

UTILITIES                                     9.6

RETAIL & WHOLESALE                            9.5

TECHNOLOGY                                    9.3

HEALTH                                        8.6

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 85.3
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 4.0
STOCKS                 85.3%
BONDS                  10.7%
SHORT-TERM INVESTMENTS  4.0%
FOREIGN INVESTMENTS    10.8%
*
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with George Vanderheiden, Portfolio Manager of Growth Opportunities Portfolio
Q. HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK, GEORGE?
A. During the six months that ended June 30, 1998, the fund's return trailed that of the Standard & Poor's 500 Index, which returned 17.71%. For the 12 months that ended June 30, 1998, the fund also trailed the S&P 500, which returned 30.16%.
Q. WHY DID THE FUND LAG THE S&P 500 OVER THE PAST SIX MONTHS?
A. Stocks in the technology and nondurables sectors hurt the fund's performance relative to the S&P 500. Several of the fund's technology holdings declined due to stock-specific factors as well as reduced demand caused by economic weakness in Asia. Nondurables were a detractor primarily due to the poor performance of Philip Morris. The failed attempt at a tobacco industry settlement and the uncertainty surrounding future litigation and government legislation turned market sentiment against many tobacco companies. The fund's bond and cash holdings also hurt performance, accounting for over half of the underperformance relative to the S&P 500.
Q. DID YOU CHANGE THE FUND'S ALLOCATION TO BOND AND CASH EQUIVALENTS?
A. The allocation to bonds and cash equivalents was reduced slightly during the period. Bonds ended the period under 11% of the fund's investments and cash stood at about 4%. In addition to keeping the fund diversified across industry sectors, I invest in bonds when I feel they are attractively priced. I originally purchased bonds as a hedge against slowing corporate earnings growth. Although the deceleration in earnings growth has taken longer than I expected, deflation - price declines - remains a potential shock to the economy that could disrupt the stock market.
Q. WHAT STRATEGIES HELPED THE FUND'S PERFORMANCE?
A. On the positive side, the fund benefited from an overweighted position relative to the S&P 500 in the retail sector, as well as good performance from specific retail stocks. Fund holdings Lowe's, Home Depot and Wal-Mart Stores - all top holdings during the period - displayed strength as investors favored retail stocks that were positioned to perform well in a slow-growth, low-inflation environment. Good stock selection among utilities holdings also helped returns. Vodafone Group, a telecommunications company based in the United Kingdom, benefited from strong earnings due to higher subscriber growth and increased contribution from its overseas operations.
Q. DID YOU MAKE ANY ADJUSTMENT TO THE FUND'S SECTOR POSITIONING DURING THE PAST SIX MONTHS AS A RESULT OF THE ASIAN FINANCIAL CRISIS?
A. In many ways, the U.S. consumer has been the beneficiary of the faltering Asian economies. Interest rates, inflation and oil prices have all declined due to reduced demand emanating from Asia. This has created a favorable environment for consumer spending, because prices for many consumer goods - as well as home mortgage interest rates - have either declined or risen only a small amount. This benign environment has helped spur sales in the retail, apparel and housing industries. Consequently, I increased the fund's retail positions, maintaining investments in Home Depot, Lowe's, Circuit City and Wal-Mart Stores. On the other hand, the economic weakness in Asia has hurt the earnings and pricing power of many technology companies. The reduction in earnings at many companies that had a large reliance on Asia has caused a reduction in capital spending, which, in turn, has decreased technology spending plans. Accordingly, orders have not yet increased to prior levels at many semiconductor and semiconductor capital equipment manufacturers. Therefore, I reduced the fund's technology stake during the period.
Q. WHAT'S YOUR OUTLOOK?
A. The fund's positioning continues to reflect an environment of anemic pricing power, flat-to-declining corporate earnings and decreasing inflation. The fund is positioned to take advantage of this economic outlook by focusing on four areas: (1) companies in the financial sector that can benefit if interest rates fall; (2) global companies with proprietary advantages that can be used to grow market share worldwide; (3) innovative companies in the technology, health care and telecommunications sectors that could rely on unit growth rather than price increases to grow earnings; and (4) industries in consolidation that still have strong growth rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1998, more than
$1.4 billion
MANAGER: George Vanderheiden, since inception;
joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.3%
                                   SHARES         VALUE (NOTE 1)
BASIC INDUSTRIES - 2.6%
CHEMICALS & PLASTICS - 1.4%
Cabot Corp.   30,700 $ 991,994
du Pont (E.I.) de Nemours & Co.   161,500  12,051,938
Raychem Corp.   145,100  4,289,519
Union Carbide Corp.   44,700  2,385,863
  19,719,314
PACKAGING & CONTAINERS - 0.9%
Corning, Inc.   7,300  253,675
Owens-Illinois, Inc. (a)  292,800  13,102,800
  13,356,475
PAPER & FOREST PRODUCTS - 0.3%
Champion International Corp.   57,600  2,833,200
Georgia-Pacific Corp.   4,500  265,219
Stone Container Corp. (a)  23,200  362,500
Willamette Industries, Inc.   16,700  534,400
  3,995,319
TOTAL BASIC INDUSTRIES   37,071,108
CONSTRUCTION & REAL ESTATE - 1.7%
BUILDING MATERIALS - 0.5%
Armstrong World Industries, Inc.   13,200  889,350
Owens Corning  114,800  4,685,275
Sherwin-Williams Co.   34,800  1,152,750
  6,727,375
CONSTRUCTION - 0.8%
Centex Corp.   42,600  1,608,150
D.R. Horton, Inc.   86,536  1,806,439
Fleetwood Enterprises, Inc.   87,762  3,510,480
Kaufman & Broad Home Corp.   113,200  3,594,100
U.S. Home Corp. (a)  5,600  231,000
  10,750,169
ENGINEERING - 0.4%
Fluor Corp.   121,400  6,191,400
TOTAL CONSTRUCTION & REAL ESTATE   23,668,944
DURABLES - 4.1%
AUTOS, TIRES, & ACCESSORIES - 2.8%
AutoZone, Inc. (a)  42,800  1,366,925
Cummins Engine Co., Inc.   69,600  3,567,000
Discount Auto Parts, Inc. (a)  66,300  1,723,800
General Motors Corp.   361,900  24,179,444
Goodyear Tire & Rubber Co.   38,000  2,448,625
Magna International, Inc. Class A  81,300  5,577,864
Republic Industries, Inc. (a)  20,500  512,500
  39,376,158
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   34,500  2,835,469
CONSUMER ELECTRONICS - 0.3%
Maytag Co.   22,500  1,110,938
Newell Co.   20,400  1,016,175
Whirlpool Corp.   22,900  1,574,375
  3,701,488
TEXTILES & APPAREL - 0.8%
Burlington Industries, Inc. (a)  165,200  2,323,125
Jones Apparel Group, Inc. (a)  44,200  1,616,063
Liz Claiborne, Inc.   110,800  5,789,300
NIKE, Inc. Class B  27,600  1,343,775

                                   SHARES         VALUE (NOTE 1)
Shaw Industries, Inc.   31,800 $ 560,475
Warnaco Group, Inc. Class A  10,600  449,838
  12,082,576
TOTAL DURABLES   57,995,691
ENERGY - 6.4%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   98,800  3,402,425
Schlumberger Ltd.   5,300  362,056
  3,764,481
OIL & GAS - 6.2%
Amerada Hess Corp.   201,000  10,916,813
Apache Corp.   23,400  737,100
Atlantic Richfield Co.   23,900  1,867,188
British Petroleum PLC ADR  192,687  17,004,628
Burlington Resources, Inc.   207,435  8,932,670
Chevron Corp.   36,600  3,040,088
Cooper Cameron Corp. (a)  15,300  780,300
Elf Aquitaine SA sponsored ADR  22,200  1,576,200
Occidental Petroleum Corp.   391,500  10,570,500
Royal Dutch Petroleum Co.   352,100  19,299,481
Tosco Corp.   252,400  7,414,250
Total SA:
 Class B  6,153  797,733
 sponsored ADR  49,468  3,233,971
USX-Marathon Group  30,300  1,039,669
Unocal Corp.   17,400  622,050
  87,832,641
TOTAL ENERGY   91,597,122
FINANCE - 20.8%
BANKS - 1.9%
Banc One Corp.   40,000  2,232,500
Bank of Tokyo-Mitsubishi Ltd.   181,000  1,913,834
Credit Suisse Group (Reg.)  42,900  9,523,927
NationsBank Corp.   63,400  4,850,100
Providian Financial Corp.   104,700  8,225,494
  26,745,855
CREDIT & OTHER FINANCE - 3.5%
Fleet Financial Group, Inc.   605,382  50,549,397
FEDERAL SPONSORED CREDIT - 9.3%
Freddie Mac   880,600  41,443,238
Fannie Mae  1,495,600  90,857,700
  132,300,938
INSURANCE - 5.5%
AFLAC, Inc.   86,600  2,625,063
Allmerica Financial Corp.   48,600  3,159,000
Allstate Corp.   215,759  19,755,433
American International Group, Inc.   141,500  20,659,000
CIGNA Corp.   127,800  8,818,200
Loews Corp.   38,500  3,354,313
MBIA, Inc.   21,600  1,617,300
MGIC Investment Corp.   147,800  8,433,838
PMI Group, Inc.   26,700  1,959,113
Reliastar Financial Corp.   11,600  556,800
Torchmark Corp.   102,900  4,707,675
Travelers Property Casualty Corp. Class A  58,900  2,525,338
  78,171,073
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   32,700  3,476,419
COMMON STOCKS - CONTINUED
                                   SHARES         VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Nomura Securities Co. Ltd.   325,000 $ 3,777,981
Travelers Group, Inc. (The)  11,800  715,375
United Asset Management Corp.   45,300  1,180,631
Waddell & Reed Financial, Inc. Class A  1,900  45,481
  5,719,468
TOTAL FINANCE   296,963,150
HEALTH - 8.6%
DRUGS & PHARMACEUTICALS - 3.6%
American Home Products Corp.   236,000  12,213,000
Amgen, Inc. (a)  130,700  8,544,513
Astra AB Class A Free shares  317,166  6,464,682
Merck & Co., Inc.   55,900  7,476,625
Novartis AG (Reg.)  3,100  5,146,785
Schering-Plough Corp.   128,600  11,782,975
  51,628,580
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
AmeriSource Health Corp. Class A (a)  68,000  4,466,750
Baxter International, Inc.   10,700  575,794
Biomet, Inc.   81,000  2,678,063
Johnson & Johnson  83,700  6,172,875
St. Jude Medical, Inc. (a)  100,902  3,714,455
  17,607,937
MEDICAL FACILITIES MANAGEMENT - 3.8%
Columbia/HCA Healthcare Corp.   1,073,350  31,261,319
HEALTHSOUTH Corp.   21,300  568,444
Humana, Inc. (a)  240,800  7,509,950
Tenet Healthcare Corp. (a)  232,800  7,275,000
United HealthCare Corp.   110,600  7,023,100
  53,637,813
TOTAL HEALTH   122,874,330
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   36,100  893,475
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
ELECTRICAL EQUIPMENT - 3.1%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  4,500  183,094
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  52,900  10,741,427
Emerson Electric Co.   90,600  5,469,975
General Electric Co.   99,600  9,063,600
Grainger (W.W.), Inc.   16,000  797,000
Philips Electronics NV  139,900  11,891,500
Philips Electronics NV (Bearer)  64,900  5,444,818
  43,591,414
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Caterpillar, Inc.   82,300  4,351,613
Tyco International Ltd.  92,600  5,833,800
Ultratech Stepper, Inc. (a)  66,800  1,319,300
United States Filter Corp. (a)  54,200  1,520,988
  13,025,701
POLLUTION CONTROL - 0.0%
Browning-Ferris Industries, Inc.   2,600  90,350
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   56,707,465

                                   SHARES         VALUE (NOTE 1)
MEDIA & LEISURE - 3.0%
BROADCASTING - 1.1%
CBS Corp.   40,900 $ 1,298,575
Comcast Corp. Class A special  13,500  548,016
Cox Communications, Inc. Class A (a)  13,300  644,219
MediaOne Group, Inc.   100,900  4,433,294
Tele-Communications, Inc. (a):
 (TCI Group), Series A  29,568  1,136,520
 (TCI Ventures Group), Series A  282,664  5,670,947
Time Warner, Inc.   27,600  2,358,075
  16,089,646
ENTERTAINMENT - 0.2%
Cedar Fair L.P. (depositary unit)  5,800  160,225
King World Productions, Inc. (a)  23,800  606,900
Royal Caribbean Cruises Ltd.   14,700  1,168,650
Viacom, Inc. Class A (a)  8,500  497,250
  2,433,025
LODGING & GAMING - 0.8%
Circus Circus Enterprises, Inc. (a)  98,900  1,675,119
Mirage Resorts, Inc. (a)  113,300  2,414,706
Promus Hotel Corp. (a)  97,000  3,734,500
Sun International Hotels Ltd. Ord. (a)  72,800  3,312,400
  11,136,725
PUBLISHING - 0.2%
Cognizant Corp.   30,400  1,915,200
Harte Hanks Communications, Inc.   6,800  175,525
  2,090,725
RESTAURANTS - 0.7%
McDonald's Corp.   68,400  4,719,600
Papa John's International, Inc. (a)  8,500  335,219
Wendy's International, Inc.   226,800  5,329,800
  10,384,619
TOTAL MEDIA & LEISURE   42,134,740
NONDURABLES - 4.7%
BEVERAGES - 0.0%
PepsiCo, Inc.   12,000  494,250
HOUSEHOLD PRODUCTS - 0.0%
Avon Products, Inc.   4,100  317,750
TOBACCO - 4.7%
Philip Morris Companies, Inc.   1,694,800  66,732,750
TOTAL NONDURABLES   67,544,750
PRECIOUS METALS - 0.0%
Newmont Mining Corp.   23,569  556,818
RETAIL & WHOLESALE - 9.5%
APPAREL STORES - 0.5%
Gap, Inc.   39,150  2,412,619
TJX Companies, Inc.   183,000  4,414,875
  6,827,494
GENERAL MERCHANDISE STORES - 3.4%
Federated Department Stores, Inc. (a)  128,100  6,893,381
Penney (J.C.) Co., Inc.   46,000  3,326,375
Proffitts, Inc. (a)  36,100  1,457,538
Wal-Mart Stores, Inc.   604,600  36,729,450
  48,406,744
COMMON STOCKS - CONTINUED
                                   SHARES         VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
Safeway, Inc. (a)  123,200 $ 5,012,700
RETAIL & WHOLESALE, MISCELLANEOUS - 5.3%
Circuit City Stores, Inc. - Circuit
 City Group  266,700  12,501,563
Home Depot, Inc.   382,700  31,788,019
Lowe's Companies, Inc.   507,200  20,573,300
Officemax, Inc. (a)  155,975  2,573,588
Office Depot, Inc. (a)  42,600  1,344,563
School Specialty, Inc.   10,055  164,651
Staples, Inc. (a)  105,450  3,051,459
Toys "R" Us, Inc. (a)  39,400  928,363
U.S. Office Products Co. (a)  21,724  423,618
Viking Office Products, Inc. (a)  62,900  1,973,488
  75,322,612
TOTAL RETAIL & WHOLESALE   135,569,550
SERVICES - 0.5%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   8,150  494,603
PRINTING - 0.0%
Workflow Management, Inc.   11,586  93,412
SERVICES - 0.5%
AccuStaff, Inc. (a)  86,100  2,690,625
Medpartners, Inc. (a)  71,000  568,000
Navigant International, Inc.   8,689  73,857
Service Corp. International  83,600  3,584,350
  6,916,832
TOTAL SERVICES   7,504,847
TECHNOLOGY - 9.3%
COMPUTER SERVICES & SOFTWARE - 2.7%
Automatic Data Processing, Inc.   65,100  4,744,163
Aztec Technology Partners, Inc.   17,379  132,515
Black Box Corp. (a)  20,400  677,025
Ceridian Corp. (a)  74,100  4,353,375
CompUSA, Inc. (a)  38,200  689,988
E Trade Group, Inc. (a)  57,500  1,318,906
Electronics for Imaging, Inc. (a)  100,600  2,125,175
First Data Corp.   118,500  3,947,531
Microsoft Corp. (a)  106,900  11,585,288
Oracle Corp. (a)  121,725  2,989,870
Policy Management Systems Corp. (a)  136,900  5,373,325
  37,937,161
COMPUTERS & OFFICE EQUIPMENT - 2.1%
Compaq Computer Corp.   237,600  6,741,900
Hewlett-Packard Co.   47,000  2,814,125
Ingram Micro, Inc. Class A (a)  16,300  721,275
International Business Machines Corp.   77,100  8,852,044
SCI Systems, Inc. (a)  209,000  7,863,625
Tech Data Corp. (a)  88,500  3,794,438
  30,787,407
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  6,200  182,900
Cognex Corp. (a)  22,100  408,850
KLA-Tencor Corp.   44,100  1,221,019
Lam Research Corp. (a)  114,700  2,193,638
Novellus Systems, Inc. (a)  23,800  849,363

                                   SHARES         VALUE (NOTE 1)
Thermo Electron Corp. (a)  92,000 $ 3,145,250
Varian Associates, Inc.   15,000  585,000
  8,586,020
ELECTRONICS - 3.9%
Altera Corp. (a)  32,300  954,869
Amkor Technology, Inc.   32,400  302,738
AMP, Inc.   108,400  3,726,250
Intel Corp.   84,800  6,285,800
International Rectifier Corp. (a)  42,900  364,650
Methode Electronics, Inc. Class A  115,000  1,782,500
Micrel, Inc. (a)  26,100  848,250
Microchip Technology, Inc. (a)  98,600  2,575,925
Micron Technology, Inc. (a)  313,300  7,773,756
MIPS Technologies, Inc.   1,700  23,800
Molex, Inc.   99,128  2,317,117
Motorola, Inc.   153,200  8,052,575
Solectron Corp. (a)  414,700  17,443,319
Thomas & Betts Corp.   59,300  2,920,525
Vishay Intertechnology, Inc.   15,010  269,242
  55,641,316
TOTAL TECHNOLOGY   132,951,904
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Bombardier, Inc. Class B  60,900  1,659,683
CSX Corp.   79,800  3,630,900
  5,290,583
SHIPPING - 0.0%
Stolt-Nielsen SA Class B sponsored ADR  10,400  180,700
Stolt-Nielsen SA  800  13,700
  194,400
TOTAL TRANSPORTATION   5,484,983
UTILITIES - 9.6%
CELLULAR - 2.5%
AirTouch Communications, Inc. (a)  119,300  6,971,594
Vodafone Group PLC sponsored ADR  217,080  27,365,648
Vodafone Group PLC  24,396  309,411
  34,646,653
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   59,200  2,686,200
Consolidated Edison, Inc.   4,100  188,856
Duke Energy Corp.   20,100  1,190,925
Houston Industries, Inc.   22,100  682,338
Niagara Mohawk Power Corp. (a)  23,300  348,044
PG&E Corp.   23,130  730,041
  5,826,404
TELEPHONE SERVICES - 6.7%
AT&T Corp.   143,100  8,174,588
Ameritech Corp.   70,300  3,154,713
Bell Atlantic Corp.   143,762  6,559,141
BellSouth Corp.   106,500  7,148,813
EXCEL Communications, Inc. (a)  12,400  284,425
MCI Communications Corp.   435,000  25,284,375
Qwest Communications International, Inc.   84,770  2,956,354
SBC Communications, Inc.   152,400  6,096,000
Sprint Corp.   221,100  15,587,550
Telecomunicacoes Brasileiras SA
 sponsored ADR  163,300  17,830,319
COMMON STOCKS - CONTINUED
                                   SHARES         VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
U.S. WEST, Inc.   2,569 $ 120,743
WorldCom, Inc. (a)  55,500  2,688,281
  95,885,302
TOTAL UTILITIES   136,358,359
TOTAL COMMON STOCKS
 (Cost $952,824,439)   1,215,877,236
U.S. TREASURY OBLIGATIONS - 10.7%
                                    MOODY'S     PRINCIPAL
                                    RATINGS (C) AMOUNT
U.S. Treasury Bills, yield at date
 of purchase 4.8277% to
 4.9669% 7/23/98 - $ 700,000  697,920
U.S. Treasury Bonds:
 8 1/8%, 8/15/19 Aaa  50,340,000  64,969,811
 6 1/4%, 8/15/23 Aaa  40,953,000  43,845,101
 stripped Principal:
  0%, 2/15/19 Aaa  107,450,000  33,209,548
  0%, 8/15/19 Aaa  12,000,000  3,601,080
  0%, 8/15/20 Aaa  23,000,000  6,505,780
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $135,676,159)   152,829,240
CASH EQUIVALENTS - 4.0%
                                  SHARES
Taxable Central Cash Fund (b)
 (Cost $56,126,996)  56,126,996  56,126,996
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,144,627,594)  $ 1,424,833,472
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $436,178,176 and $162,673,054 respectively, of which U.S. government and government agency obligations aggregated $31,659,187 and $600,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $94,365,639 and $94,687,486, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $65,373 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States                       89.2%
United Kingdom                       3.1
Netherlands                          2.6
Brazil                               1.3
France                               1.2
Switzerland                          1.0
Others (individually less than 1%)   1.6
TOTAL                              100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $1,144,664,129. Net unrealized appreciation aggregated $280,169,343, of which $311,684,382 related to appreciated investment securities and $31,515,039 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                         $ 1,424,833,472
(COST $1,144,627,594) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                        293,885

RECEIVABLE FOR INVESTMENTS SOLD                                                                             2,410,542

RECEIVABLE FOR FUND SHARES SOLD                                                                            1,677,203

DIVIDENDS RECEIVABLE                                                                                        1,873,599

INTEREST RECEIVABLE                                                                                         2,790,983

 TOTAL ASSETS                                                                                               1,433,879,684

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                             $ 5,056,267

PAYABLE FOR FUND SHARES REDEEMED                                                               1,587,775

ACCRUED MANAGEMENT FEE                                                                        679,896

OTHER PAYABLES AND                                                                            189,982
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                          7,513,920

NET ASSETS                                                                                                 $ 1,426,365,764

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                            $ 1,126,934,510

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         8,339,663

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         10,888,954

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                   280,202,637
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                                $ 1,426,365,764

INITIAL CLASS:                                                                                             $20.44
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,355,996,863 (DIVIDED BY) 66,333,540
 SHARES)

SERVICE CLASS:                                                                                             $20.44
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($70,368,901 (DIVIDED BY) 3,443,025
 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 7,362,155
DIVIDENDS

INTEREST                                                                         5,735,285

 TOTAL INCOME                                                                    13,097,440

EXPENSES

MANAGEMENT FEE                                                    $ 3,703,262

TRANSFER AGENT FEES                                                434,795

DISTRIBUTION FEES - SERVICE CLASS                                  13,731

ACCOUNTING FEES AND EXPENSES                                       265,974

NON-INTERESTED TRUSTEES' COMPENSATION                              2,187

CUSTODIAN FEES AND EXPENSES                                        23,445

AUDIT                                                              16,188

LEGAL                                                              6,714

MISCELLANEOUS                                                      898

 TOTAL EXPENSES BEFORE REDUCTIONS                                  4,467,194

 EXPENSE REDUCTIONS                                                (60,203)      4,406,991

NET INVESTMENT INCOME                                                            8,690,449

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             10,674,007

 FOREIGN CURRENCY TRANSACTIONS                                     (7,372)

 FUTURES CONTRACTS                                                 321,847       10,988,482

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             110,038,116

 ASSETS AND LIABILITIES IN                                         (2,450)       110,035,666
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  121,024,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 129,714,597

OTHER INFORMATION                                                               $ 59,381
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              822

                                                                                $ 60,203



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                           SIX MONTHS ENDED  YEAR ENDED
                                                                                            JUNE 30, 1998     DECEMBER 31,
                                                                                            (UNAUDITED)       1997



OPERATIONS                                                                                $ 8,690,449      $ 11,806,552
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                  10,988,482       41,932,727

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                     110,035,666      124,025,796

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          129,714,597      177,765,075

DISTRIBUTIONS TO SHAREHOLDERS                                                              (12,018,174)     (6,503,921)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                   (41,777,463)     (9,258,542)

 TOTAL DISTRIBUTIONS                                                                       (53,795,637)     (15,762,463)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                               322,091,154      483,267,618

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  398,010,114      645,270,230

NET ASSETS

 BEGINNING OF PERIOD                                                                      1,028,355,650    383,085,420

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,339,663 AND
$11,667,388, RESPECTIVELY)                                                                $ 1,426,365,764  $ 1,028,355,650




OTHER INFORMATION:
                                                         SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES        DOLLARS        YEAR ENDED DECEMBER 31, 1997

                                                                    (UNAUDITED)           SHARES       DOLLARS

SHARE TRANSACTIONS                                           13,070,692   $ 257,728,602   29,803,319   $ 508,833,566
INITIAL CLASS
 SOLD

  REINVESTED                                                 2,818,502     53,495,168     1,011,711     15,762,463

  REDEEMED                                                   (2,776,205)   (55,296,715)   (2,470,247)   (43,871,687)

  NET INCREASE (DECREASE)                                    13,112,989   $ 255,927,055   28,344,783   $ 480,724,342

 SERVICE CLASS A                                             3,296,907    $ 65,946,012    134,338      $ 2,543,276
 SOLD

  REINVESTED                                                 15,831        300,469        -             -

  REDEEMED                                                   (4,051)       (82,382)       -             -

  NET INCREASE (DECREASE)                                    3,308,687    $ 66,164,099    134,338      $ 2,543,276

DISTRIBUTIONS                                                             $ 11,951,048                 $ 6,503,921
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                         41,544,120                   9,258,542

 TOTAL                                                                    $ 53,495,168                 $ 15,762,463

 SERVICE CLASS - NET INVESTMENT INCOME                                    $ 67,126                     $ -

 SERVICE CLASS - NET REALIZED GAIN                                         233,343                      -

 TOTAL                                                                    $ 300,469                    $ -

                                                                          $ 53,795,637                 $ 15,762,463

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                                            SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,  JANUARY 3, 1995
                                                               JUNE 30, 1998                            (COMMENCEMENT
                                                                                                        OF OPERATIONS) TO
                                                                                                        DECEMBER 31,

SELECTED PER-SHARE DATA                                         (UNAUDITED)    1997          1996       1995

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 19.27      $ 15.40      $ 13.07    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .14 D        .29 D        .26        .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.97         4.18         2.12       3.14

 TOTAL FROM INVESTMENT OPERATIONS                                   2.11         4.47         2.38       3.25

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.21)        (.25)        -          (.11)

 FROM NET REALIZED GAIN                                             (.73)        (.35)        (.05)      (.07)

 TOTAL DISTRIBUTIONS                                                (.94)        (.60)        (.05)      (.18)

NET ASSET VALUE, END OF PERIOD                                     $ 20.44      $ 19.27      $ 15.40    $ 13.07

TOTAL RETURN B, C                                                   11.32%       29.95%       18.27%     32.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 1,355,997  $ 1,025,766  $ 383,085  $ 164,303

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .72% A       .74%         .77%       .85% G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .71% A, F    .73% F       .76% F     .83%  F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                1.40% A      1.68%        2.29%      2.49%

PORTFOLIO TURNOVER                                                  28% A        26%          28%        38%

AVERAGE COMMISSION RATE H                                          $ .0414      $ .0377      $ .0367



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                    SIX MONTHS ENDED  YEAR ENDED
                                                                    JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                             (UNAUDITED)       1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 19.27     $ 18.50

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .13 D       .04 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.98        .73

 TOTAL FROM INVESTMENT OPERATIONS                                   2.11        .77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.21)       -

 FROM NET REALIZED GAIN                                             (.73)       -

 TOTAL DISTRIBUTIONS                                                (.94)       -

NET ASSET VALUE, END OF PERIOD                                      $ 20.44     $ 19.27

TOTAL RETURN B, C                                                   11.32%      4.16%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 70,369    $ 2,589

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .82% A      .84% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .81% A, F   .83% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                1.41% A     1.72% A

PORTFOLIO TURNOVER                                                  28% A       26%

AVERAGE COMMISSION RATE H                                           $ .0414     $ .0377

A ANNUALIZED

B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL
STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1  LIFE OF
JUNE 30, 1998                         YEAR    FUND

VIP II: CONTRAFUND - "INITIAL CLASS"  29.82%  29.34%

S&P 500 (REGISTERED TRADEMARK)        30.16%  32.30%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
IMATRL PRASUN   SHR__CHT 19980630 19980710 104424 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $24,545 - a 145.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,561 - a 165.61% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                            % OF FUND'S
                            INVESTMENTS

WORLDCOM, INC.              2.8

TIME WARNER, INC.           2.7

TYCO INTERNATIONAL LTD.     2.4

MICROSOFT CORP.             2.0

LUCENT TECHNOLOGIES, INC.   2.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

TECHNOLOGY          18.1

FINANCE             11.6

MEDIA & LEISURE     10.9

RETAIL & WHOLESALE  10.0

UTILITIES           9.3

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 9.1
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 86.09999999999999
STOCKS                 86.1%
BONDS                   4.8%
SHORT-TERM INVESTMENTS  9.1%
FOREIGN INVESTMENTS     6.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1  LIFE OF
JUNE 30, 1998                       YEAR    FUND

VIP II: CONTRAFUND - SERVICE CLASS  29.82%  29.34%

S&P 500 (REGISTERED TRADEMARK)      30.16%  32.30%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II Contrafund - CL S    S&P 500
             00470                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21015.07                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
IMATRL PRASUN   SHR__CHT 19980630 19980708 152224 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $24,545 - a 145.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,561 - a 165.61% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                            % OF FUND'S
                            INVESTMENTS

WORLDCOM, INC.              2.8

TIME WARNER, INC.           2.7

TYCO INTERNATIONAL LTD.     2.4

MICROSOFT CORP.             2.0

LUCENT TECHNOLOGIES, INC.   2.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

TECHNOLOGY          18.1

FINANCE             11.6

MEDIA & LEISURE     10.9

RETAIL & WHOLESALE  10.0

UTILITIES           9.3

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 9.1
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 86.09999999999999
STOCKS                  86.1%
BONDS                    4.8%
SHORT-TERM INVESTMENTS   9.1%
FOREIGN INVESTMENTS      6.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Will Danoff,
Portfolio Manager of
Contrafund Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, WILL?
A. For the six months that ended June 30, 1998, the fund slightly lagged the 17.71% return of the Standard & Poor's 500 Index. Looking at performance from a 12-month perspective, the fund also trailed the 30.16% return of the S&P 500 by a small margin.
Q. CAN YOU IDENTIFY SOME OF THE FACTORS THAT HELPED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The fund was positioned relatively well to try to capitalize on the strong U.S. economy, while avoiding those industries that I felt were vulnerable to the severe economic weakness in Southeast Asia. For instance, several of the fund's cable TV stocks performed well, including Tele-Communications, Inc. and Comcast. Cable TV stocks were one example of my contrarian investment approach. When I bought these stocks over a year ago, the cable TV industry was out of favor among investors. A number of factors helped turn the industry around, and as prospects brightened I continued to increase the fund's exposure to cable stocks during the period. Another example of trying to minimize the fund's exposure to Southeast Asia was the fund's weighting in the retail sector, which jumped from around 7% six months ago to around 10% at the end of June. Retail stocks generally benefited from the healthy domestic economy and aided fund performance. Specifically, the fund's positions in Home Depot and the Gap performed well. Both of these companies are leaders in their respective retailing segments and have been able to add to the number of their stores by more than 20% annually. On the flip side of my strategy, the fund had less exposure to the semiconductor sector than the S&P index. This below-market weighting turned out positively as this sector was one of the hardest hit by the problems emanating from Southeast Asia.
Q. WHAT TYPES OF CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE
PERIOD?
A. There were a couple. First, I reduced the overall number of positions in the fund from around 600 at the beginning of the period to approximately 350. The fund typically receives most of its performance boost or drag from its top holdings, and this streamlining of positions enabled me to concentrate on my very best ideas. I felt this change would help performance in the long run. Another change I made was to reduce the fund's energy-related exposure considerably, from 13% at the beginning of 1998 to under 1% at the end of the period. Since Asia accounts for close to 20% of worldwide oil demand, oil prices declined dramatically as demand from Asia lessened. As a result, the energy sector suffered due to the weak pricing environment.
Q. THE FUND'S TECHNOLOGY STAKE WAS INCREASED FROM AROUND 11% TO JUST OVER 18% DURING THE PERIOD. WHY DID TECHNOLOGY STOCKS APPEAL TO YOU?
A. The Internet and telecommunications capital equipment continued to be two exciting technology sub-sectors that were able to sustain earnings growth momentum. The Internet is still in its infancy period, but it has already changed the way people communicate, work, shop and gather information. The fund's positions in Internet companies such as America Online and Yahoo! were positive contributors. Telecommunications capital equipment companies provide the electronic infrastructure on which the Internet operates, and I felt many were well-positioned to benefit from an increase in global data traffic . The fund's investments in Lucent Technologies, Northern Telecom, Alcatel and Cisco Systems performed well.
Q. WHICH INVESTMENTS FAILED TO MEET YOUR EXPECTATIONS OVER THE PAST
SIX MONTHS?
A. Most cyclical groups - those particularly vulnerable to economic swings - performed worse than the market during the period. For example, Sealed Air, a specialty chemicals company, proved disappointing, as did oil refinery Tosco and Remec, a supplier to the aerospace and defense industry. A lack of exposure to pharmaceutical stocks, which I felt were quite expensive, also hurt. Despite high valuations, drug companies were bolstered by strong earnings and a record number of new product approvals. Toward the end of the period, I had begun to increase the fund's exposure to these stocks.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I've been surprised by the market's strength this year. Corporate earnings growth has slowed, but stocks have continued to appreciate, propelled by higher price-to-earnings ratios and lower interest rates. Going forward, I'll continue to try to emphasize those companies with exceptional growth opportunities that justify the high valuations in today's market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to increase the value of the fund's shares over the long term by investing in companies where value is not fully recognized by the public


START DATE: January 3, 1995
SIZE: as of June 30, 1998, more than
$5.1 billion
MANAGER: Will Danoff, since inception;
joined Fidelity in 1986
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.4%
                                        SHARES       VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  105,200 $ 3,931,850
DEFENSE ELECTRONICS - 0.0%
Remec, Inc. (a)  282,000  3,207,750
TOTAL AEROSPACE & DEFENSE   7,139,600
BASIC INDUSTRIES - 1.5%
CHEMICALS & PLASTICS - 1.5%
Avery Dennison Corp.   104,500  5,616,875
Crompton & Knowles Corp.   271,992  6,850,799
Cytec Industries, Inc. (a)  149,100  6,597,675
du Pont (E.I.) de Nemours & Co.   59,000  4,402,875
MacDermid, Inc.   12,200  344,650
Monsanto Co.   577,800  32,284,575
Sealed Air Corp. (a)  562,225  20,661,769
  76,759,218
PACKAGING & CONTAINERS - 0.0%
Silgan Holdings, Inc. (a)  60,900  1,705,200
TOTAL BASIC INDUSTRIES   78,464,418
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.2%
Masco Corp.   141,200  8,542,600
CONSTRUCTION - 0.0%
Ashtead Group PLC  24,700  96,802
ENGINEERING - 0.0%
Forrester Research, Inc. (a)  25,600  1,017,600
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Crescent Real Estate Equities, Inc.   63,300  2,128,463
Equity Office Properties Trust   291,300  8,265,638
Glenborough Realty Trust, Inc.   213,600  5,633,700
Starwood Hotels & Resorts Trust  170,688  8,246,364
  24,274,165
TOTAL CONSTRUCTION & REAL ESTATE   33,931,167
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 1.3%
AutoZone, Inc. (a)  96,700  3,088,356
Breed Technologies, Inc.   219,900  3,367,219
Danaher Corp.   523,900  19,220,581
Kroll-O'Gara Company (a)  787,400  16,830,675
SPX Corp. (a)  370,100  23,825,188
  66,332,019
CONSUMER DURABLES - 0.0%
Blyth Industries, Inc.   69,000  2,294,250
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H   64,900  3,058,413
Gemstar International Group Ltd. (a)  117,400  4,395,163
  7,453,576
TEXTILES & APPAREL - 0.3%
Jones Apparel Group, Inc.   73,000  2,669,063
Kellwood Co.   2,700  96,525
NIKE, Inc. Class B  67,400  3,281,538
Warnaco Group, Inc. Class A  169,100  7,176,181
  13,223,307
TOTAL DURABLES   89,303,152

                                        SHARES       VALUE (NOTE 1)
ENERGY - 0.8%
ENERGY SERVICES - 0.2%
ENSCO International, Inc.   102,474 $ 1,780,486
Smith International, Inc. (a)   162,200  5,646,588
  7,427,074
OIL & GAS - 0.6%
Anadarko Petroleum Corp.   51,500  3,460,156
British Petroleum PLC ADR  65,493  5,779,757
Burlington Resources, Inc.   120,448  5,186,792
Royal Dutch Petroleum Co.   76,200  4,176,713
Tosco Corp.   513,700  15,089,938
  33,693,356
TOTAL ENERGY   41,120,430
FINANCE - 11.6%
BANKS - 2.9%
BHI Corp. (non-vtg.) (a)  68,500  2,705,750
Banc One Corp.   540,790  30,182,842
Bank of New York Co., Inc.   218,500  13,260,219
Comerica, Inc.   96,500  6,393,125
Compass Bancshares, Inc.   248,100  11,195,513
Credito Italiano Ord.   1,132,600  5,872,103
Fifth Third Bancorp  43,400  2,734,200
M&T Bank Corp.   17,490  9,689,460
North Fork Bancorp., Inc.   446,493  10,911,140
Providian Financial Corp.   68,700  5,397,244
U.S. Bancorp   963,800  41,443,400
Wells Fargo & Co.   30,100  11,106,900
  150,891,896
CREDIT & OTHER FINANCE - 2.9%
American Express Co.   550,700  62,779,800
Associates First Capital Corp. Class A  739,502  56,849,216
Capital Trust Class A (a)  417,000  4,013,625
Greenpoint Financial Corp.   343,500  12,924,188
Household International, Inc.   357,300  17,775,675
  154,342,504
FEDERAL SPONSORED CREDIT - 1.6%
Federal Home Loan Mortgage
 Corporation  775,800  36,511,088
Fannie Mae  803,900  48,836,925
  85,348,013
INSURANCE - 2.8%
AFLAC, Inc.   277,000  8,396,563
ACE Ltd.   254,900  9,941,100
Allmerica Financial Corp.   85,492  5,556,980
Allstate Corp.   341,300  31,250,281
AMBAC, Inc.   75,000  4,387,500
American International Group, Inc.   99,350  14,505,100
Aon Corp.   116,350  8,173,588
Berkshire Hathaway, Inc. Class A (a)  20  1,566,100
General Re Corp.   54,900  13,917,150
Hartford Financial Services Group, Inc.   12,000  1,372,500
Life RE Corp.   12,700  1,041,400
Mutual Risk Management Ltd.   95,200  3,468,850
Progressive Corp.   74,700  10,532,700
SunAmerica, Inc.   289,850  16,648,259
Torchmark Corp.   109,600  5,014,200
UNUM Corp.   199,000  11,044,500
Zenith National Insurance Corp.   127,700  3,599,544
  150,416,315
COMMON STOCKS - CONTINUED
                                        SHARES       VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.8%
Dime Bancorp., Inc.   307,800 $ 9,214,763
Golden State Bancorp  40,200  1,195,950
Washington Mutual, Inc.   718,225  31,197,898
  41,608,611
SECURITIES INDUSTRY - 0.6%
Travelers Group, Inc. (The)  537,699  32,598,002
TOTAL FINANCE   615,205,341
HEALTH - 6.7%
DRUGS & PHARMACEUTICALS - 4.1%
American Home Products Corp.   476,900  24,679,575
Amgen, Inc.   75,800  4,955,425
Biogen, Inc.   81,700  4,003,300
Bristol-Myers Squibb Co.   290,200  33,354,863
Elan Corp. PLC ADR (a)  162,550  10,453,997
Forest Laboratories, Inc. (a)  186,200  6,656,650
Merck & Co., Inc.   165,900  22,189,125
Pfizer, Inc.   252,000  27,389,250
Quintiles Transnational Corp. (a)  47,900  2,356,081
Schering-Plough Corp.   295,400  27,066,025
Warner-Lambert Co.   765,500  53,106,563
  216,210,854
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
Allegiance Corp.   122,740  6,290,425
Becton, Dickinson & Co.   107,800  8,367,975
Boston Scientific Corp.   12,600  902,475
Cardinal Health, Inc.   214,200  20,081,250
Guidant Corp.   153,500  10,946,469
Omnicare, Inc.   153,400  5,848,375
Sofamor/Danek Group, Inc. (a)  114,300  9,894,094
Steris Corp. (a)  38,900  2,473,797
Sybron International Corp. (a)  195,600  4,938,900
U.S. Surgical Corp.   82,400  3,759,500
  73,503,260
MEDICAL FACILITIES MANAGEMENT - 1.2%
Columbia/HCA Healthcare Corp.   410,500  11,955,813
HEALTHSOUTH Corp. (a)  292,100  7,795,419
Health Management Associates, Inc
 Class A (a)  804,950  26,915,516
Oxford Health Plans, Inc. (a)  126,200  1,932,438
Trigon Healthcare, Inc. (a)  62,100  2,247,244
United HealthCare Corp.   232,200  14,744,700
  65,591,130
TOTAL HEALTH   355,305,244
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.4%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  199,400  40,488,478
American Power Conversion Corp. (a)  241,500  7,245,000
General Instrument Corp. (a)  412,200  11,206,688
L-3 Communications Holdings, Inc.   64,000  2,092,000
Loral Space & Communications Ltd. (a)  1,621,920  45,819,240
Philips Electronics NV  119,600  10,166,000
Rayovac Corp.   381,500  8,655,281
Roper Industries, Inc.   139,600  3,647,050
  129,319,737

                                        SHARES       VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
Illinois Tool Works, Inc.   37,500 $ 2,500,781
Kaydon Corp.   163,500  5,773,594
Mannesmann AG Ord.   113,500  11,481,831
New Holland NV  72,100  1,414,963
Stanley Works  14,200  590,188
Tyco International Ltd.  2,003,178  126,200,214
  147,961,571
POLLUTION CONTROL - 1.1%
Republic Services, Inc. Class A  460,300  11,047,200
USA Waste Services, Inc. (a)  537,945  26,561,034
Waste Management, Inc.  502,300  17,580,500
  55,188,734
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   332,470,042
MEDIA & LEISURE - 10.9%
BROADCASTING - 7.0%
Citadel Communications Corp.   50,100  801,600
CBS Corp.   2,052,415  65,164,176
Comcast Corp. Class A  284,500  11,308,875
Comcast Corp. Class A special  356,700  14,479,791
Forsoft Ltd. (a)(d)  1,121,800  17,247,675
Heftel Broadcasting Corp. Class A (a)  280,000  12,530,000
Jacor Communications, Inc. Class A (a)  66,800  3,941,200
MediaOne Group, Inc.   390,400  17,153,200
Metromedia Fiber Network, Inc. Class A  2,200  102,575
NTL, Inc. (a)  127,300  6,810,550
Scandinavian Broadcasting Corp. (a)  160,500  4,845,094
Scripps E.W. Co. Class A  42,900  2,351,456
TCA Cable TV, Inc.   172,200  10,332,000
Tele-Communications, Inc. (a):
 (TCI Group), Series A   1,107,313  42,562,343
 (TCI Ventures Group), Series A,  616,874  12,376,035
Tele-Communications, Inc. (Liberty Media
 Group), Series A  37,400  1,451,588
Time Warner, Inc.   1,696,400  144,936,175
USA Networks, Inc. (a)  115,674  2,906,309
  371,300,642
ENTERTAINMENT - 1.1%
Disney (Walt) Co.   153,200  16,095,575
Premier Parks, Inc. (a)  248,400  16,549,650
Viacom, Inc. (a):
 Class A  165,000  9,652,500
 Class B (non-vtg.)  279,700  16,292,525
  58,590,250
LEISURE DURABLES & TOYS - 0.1%
Mattel, Inc.   47,600  2,014,075
Harley-Davidson, Inc.   65,300  2,530,375
  4,544,450
LODGING & GAMING - 0.1%
ResortQuest International, Inc.   192,100  3,133,631
PUBLISHING - 0.9%
ACNielsen Corp.   3,100  78,275
Cognizant Corp.   645,800  40,685,400
Dow Jones & Co., Inc.   11,400  635,550
Meredith Corp.   5,000  234,688
Thomson Corp.   12,200  354,924
Ziff-Davis, Inc.   208,600  2,894,325
  44,883,162
RESTAURANTS - 1.7%
Darden Restaurants, Inc.   438,600  6,962,775
McDonald's Corp.   727,600  50,204,400
Papa John's International, Inc. (a)  177,700  7,008,044
COMMON STOCKS - CONTINUED
                                        SHARES       VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Pizzaexpress PLC  208,400 $ 2,995,870
ShowBiz Pizza Time, Inc. (a)  79,400  3,200,813
Starbucks Corp. (a)  347,800  18,585,563
Wendy's International, Inc.   157,200  3,694,200
  92,651,665
TOTAL MEDIA & LEISURE   575,103,800
NONDURABLES - 5.2%
BEVERAGES - 1.6%
Cadbury-Schweppes PLC Ord.   725,697  11,225,021
Coca-Cola Co. (The)  629,000  53,779,500
Coca-Cola Enterprises, Inc.   143,500  5,632,375
PepsiCo, Inc.   333,500  13,736,031
  84,372,927
FOODS - 1.4%
American Italian Pasta Co. Series A  197,000  7,338,250
Campbell Soup Co.   123,500  6,560,938
Earthgrains Co.   60,400  3,374,850
Flowers Industries, Inc.   228,300  4,665,881
Heinz (H.J.) Co.   11,600  651,050
Hershey Foods Corp.   124,800  8,611,200
Keebler Foods Co. (a)  348,500  9,583,750
Nestle SA (Reg.)  6,935  14,807,440
Quaker Oats Co.   131,400  7,218,788
Wrigley (Wm.) Jr. Co.   104,300  10,221,400
  73,033,547
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.   29,000  2,552,000
Dial Corp.   252,000  6,536,250
Gillette Co.   1,264,400  71,675,675
Estee Lauder Companies, Inc.   145,500  10,139,531
Unilever NV Ord.   246,840  19,546,168
Wella AG  4,616  4,570,044
  115,019,668
TOTAL NONDURABLES   272,426,142
PRECIOUS METALS - 0.2%
Euro-Nevada Mining Ltd.   299,600  4,092,645
Franco-Nevada Mining Corp.   305,700  6,071,303
  10,163,948
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.7%
Charming Shoppes, Inc. (a)  1,479,600  7,028,100
Gap, Inc.   665,050  40,983,706
Goody's Family Clothing (a)  158,200  8,681,225
Limited, Inc. (The)  360,200  11,931,625
TJX Companies, Inc.   901,800  21,755,925
  90,380,581
DRUG STORES - 1.8%
CVS Corp.   2,193,648  85,415,169
Rite Aid Corp.   231,300  8,688,206
Walgreen Co.   64,100  2,648,131
  96,751,506
GENERAL MERCHANDISE STORES - 1.5%
Costco Companies, Inc. (a)  290,600  18,325,963
Dillards, Inc. Class A  90,000  3,729,375
Federated Department Stores, Inc.  177,600  9,557,100
Kohls Corp. (a)  125,400  6,505,125

                                        SHARES       VALUE (NOTE 1)
Proffitts, Inc. (a)  148,600 $ 5,999,725
Stein Mart, Inc. (a)  339,700  4,585,950
Wal-Mart Stores, Inc.   461,200  28,017,900
  76,721,138
GROCERY STORES - 1.9%
Dominick's Supermarkets, Inc. (a)  209,000  9,313,563
Meyer (Fred), Inc. (a)  983,130  41,783,025
Richfood Holdings, Inc. Class A  221,500  4,582,281
Safeway, Inc. (a)  1,060,900  43,165,369
Whole Foods Market, Inc. (a)   46,000  2,783,000
  101,627,238
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
AgriBioTech, Inc.  13,700  379,319
Best Buy Co., Inc. (a)  43,500  1,571,438
Boots Co. PLC Class L (The)  241,060  3,992,017
Brylane, Inc. (a)  29,600  1,361,600
CDnow, Inc.   8,600  173,075
Circuit City Stores, Inc. - Circuit City Group  335,600  15,731,250
Home Depot, Inc.   511,600  42,494,775
Lowe's Companies, Inc.   138,200  5,605,738
N2K, Inc.   159,300  3,126,263
Office Depot, Inc. (a)  303,900  9,591,844
PETsMART, Inc. (a)  162,400  1,624,000
School Specialty, Inc.   71,130  1,164,754
Staples, Inc. (a)  880,300  25,473,681
Tandy Corp.   328,800  17,446,950
U.S.A. Floral Products, Inc.   313,400  4,936,050
U.S. Office Products Co.   200,694  3,913,533
Viking Office Products, Inc. (a)  425,200  13,340,650
Williams-Sonoma, Inc. (a)  121,900  3,877,944
  155,804,881
TOTAL RETAIL & WHOLESALE   521,285,344
SERVICES - 2.1%
ADVERTISING - 0.7%
ADVO, Inc. (a)  126,300  3,560,081
CMG Information Services, Inc. (a)  68,900  4,874,675
Interpublic Group of Companies, Inc.   118,900  7,215,744
Lamar Advertising Co. Class A  39,700  1,424,238
Outdoor Systems, Inc. (a)  631,775  17,689,700
Preview Travel, Inc.   19,800  680,625
Young & Rubicam, Inc.   62,000  1,984,000
  37,429,063
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  315,050  10,416,341
Devry, Inc. (a)  128,200  2,812,388
  13,228,729

LEASING & RENTAL - 0.1%
Hertz Corp. Class A  53,100  2,352,994
United Rentals, Inc.   67,500  2,835,000
  5,187,994
PRINTING - 0.0%
Big Flower Holdings, Inc. (a)  45,200  1,356,000
SERVICES - 1.0%
APAC Teleservices, Inc. (a)  167,900  981,166
Consolidation Capital Corp.   140,100  3,150,061
Data Processing Resources Corp. (a)  134,700  4,184,119
CGI Group, Inc. Class A (sub-vtg.) (a)  243,600  5,211,405
Hays PLC  270,100  4,526,980
Medpartners, Inc. (a)  641,700  5,133,600
Nova Corp.  37,900  1,354,925
COMMON STOCKS - CONTINUED
                                        SHARES       VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
PMT Services, Inc.   52,900 $ 1,345,644
Professional Detailing, Inc.   9,500  236,313
Robert Half International, Inc. (a)  281,150  15,709,256
Service Corp. International  52,300  2,242,363
ServiceMaster Co.   225,900  8,598,319
United Road Services, Inc.   150,600  2,880,225
  55,554,376
TOTAL SERVICES   112,756,162
TECHNOLOGY - 18.1%
COMMUNICATIONS EQUIPMENT - 5.5%
Advanced Fibre Communication, Inc. (a)  712,400  28,540,525
Ascend Communications, Inc.   272,300  13,495,869
Aspect Telecommunications Corp. (a)   282,300  7,727,963
Ciena Corp. (a)  208,100  14,488,963
Cisco Systems, Inc. (a)  562,900  51,821,981
Inter-Tel, Inc.   85,800  1,372,800
Intermedia Communications, Inc. (a)  124,450  5,219,122
Lucent Technologies, Inc.   1,292,100  107,486,569
Nokia Corp. AB sponsored ADR  37,800  2,742,863
Northern Telecom Ltd.   527,700  29,984,793
RELTEC Corp. (a)  33,100  1,489,500
Tellabs, Inc. (a)  368,300  26,379,488
  290,750,436
COMPUTER SERVICES & SOFTWARE - 7.8%
Affiliated Computer Services, Inc.
 Class A (a)  163,200  6,283,200
America Online, Inc. (a)  725,500  76,903,000
Aspect Development, Inc. (a)  37,900  2,866,188
Automatic Data Processing, Inc.   380,500  27,728,938
Axent Technologies, Inc.   17,500  535,938
Aztec Technology Partners, Inc.   43,415  331,039
BMC Software, Inc. (a)  281,700  14,630,794
BEA Systems, Inc. (a)  19,600  449,575
BroadVision, Inc. (a)  100,000  2,387,500
CBT Group PLC sponsored ADR (a)  132,300  7,078,050
CNET, Inc. (a)  78,900  5,384,925
Cambridge Technology Partners
 Massachusetts, Inc. (a)  56,700  3,097,238
Cap Gemini Sogeti SA  63,079  9,884,544
Ceridian Corp. (a)  270,316  15,881,065
CheckFree Holdings Corp. (a)  94,600  2,784,788
Check Point Software Technologies Ltd (a)  100,000  3,275,000
Ciber, Inc.   32,200  1,223,600
Computer Associates International, Inc.   72,300  4,017,169
DST Systems, Inc. (a)  38,700  2,167,200
Documentum, Inc. (a)  152,200  7,305,600
ECI Telecom Ltd.   29,000  1,098,375
EarthLink Network, Inc. (a)  40,400  3,100,700
J.D. Edwards & Co.   130,900  5,620,519
Electronic Arts, Inc. (a)  130,960  7,071,840
Equifax, Inc.   17,200  624,575
Fair, Isaac & Co., Inc.   8,800  334,400
Fundtech Ltd.   19,700  371,838
HBO & Co.   296,800  10,462,200
International Network Services  600  24,600
Intuit, Inc. (a)  28,000  1,715,000
Legato Systems, Inc.   52,100  2,031,900
Lycos, Inc. (a)  189,800  14,306,175
Mercury Interactive Group Corp.   9,100  406,088

                                        SHARES       VALUE (NOTE 1)
Microsoft Corp. (a)  998,800 $ 108,244,950
Networks Associates, Inc. (a)   69,800  3,341,675
Paychex, Inc.   149,600  6,086,850
Pegasus Systems, Inc.   12,800  328,000
Policy Management Systems Corp. (a)  108,700  4,266,475
RealNetworks, Inc.   97,000  3,619,313
Sabre Group Holdings, Inc. Class A (a)  116,900  4,442,200
Sapient Corp.   32,500  1,714,375
Shared Medical Systems Corp.   11,200  822,500
Siebel Systems, Inc. (a)  21,900  706,275
SportsLine USA, Inc.   131,100  4,793,344
Technology Solutions, Inc.   11,000  348,563
ViaGrafix Corp.   161,700  1,253,175
Yahoo!, Inc. (a)  207,600  32,697,000
   414,048,256
COMPUTERS & OFFICE EQUIPMENT - 2.4%
Celestica, Inc. (sub-vtg.)  185,100  3,371,458
Bay Networks, Inc. (a)  1,000  32,250
Dell Computer Corp. (a)  366,700  34,034,344
EMC Corp. (a)  569,800  25,534,163
Gateway 2000, Inc.   31,700  1,604,813
MMC Networks, Inc.   34,100  1,086,938
Symbol Technologies, Inc.   256,700  9,690,425
Unisys Corp. (a)  1,394,345  39,390,246
Xerox Corp.   100,300  10,192,988
  124,937,625
ELECTRONIC INSTRUMENTS - 0.9%
JDS Fitel, Inc. (a)  248,800  4,153,023
Thermo Electron Corp. (a)  700,000  23,931,250
Thermo Instrument Systems, Inc. (a)  245,800  6,452,250
Varian Associates, Inc.   65,000  2,535,000
Waters Corp. (a)  195,100  11,498,706
  48,570,229
ELECTRONICS - 1.4%
Broadcom Corp. Class A  11,400  839,325
Intel Corp.   156,400  11,593,150
Kent Electronics Corp. (a)  277,800  5,087,213
PMC-Sierra, Inc. (a)  74,400  3,487,500
Sanmina Corp. (a)  101,000  4,380,875
Texas Instruments, Inc.   326,300  19,027,369
Uniphase Corp. (a)  249,900  15,689,034
Vitesse Semiconductor Corp. (a)  527,800  16,295,825
  76,400,291
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   44,100  3,222,056
TOTAL TECHNOLOGY   957,928,893
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.4%
Southwest Airlines Co.   343,450  10,174,706
Viad Corp.   292,100  8,105,775
  18,280,481
RAILROADS - 0.1%
Norfolk Southern Corp.   204,600  6,099,638

TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   131,800  3,278,525
Swift Transportation Co., Inc. (a)  214,100  4,241,856
  7,520,381
TOTAL TRANSPORTATION   31,900,500
COMMON STOCKS - CONTINUED
                                        SHARES       VALUE (NOTE 1)
UTILITIES - 9.1%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  347,200 $ 20,289,500
Bell Canada International, Inc.   167,200  3,930,097
Orange PLC (a)  278,500  2,949,286
SkyTel Communications, Inc.   414,450  9,700,720
Teleglobe, Inc.   52,900  1,412,829
Vodafone Group PLC sponsored ADR  87,700  11,055,681
  49,338,113
GAS - 0.5%
Enron Corp.   379,900  20,538,344
Williams Companies, Inc.   206,800  6,979,500
  27,517,844
TELEPHONE SERVICES - 7.7%
AT&T Corp.   1,108,300  63,311,638
BCE, Inc.   309,100  13,130,564
E Spire Communications, Inc. (a)  201,400  4,544,088
Exodus Communications, Inc. (a)  106,000  4,743,500
Global Telesystems Group, Inc. (a)  130,400  6,357,000
ITC Deltacom, Inc.   239,500  10,234,883
MCI Communications Corp.   956,400  55,590,750
Mastech Corp. (a)  330,000  9,281,250
McLeodUSA, Inc. Class A (a)  367,400  14,282,675
NEXTLINK Communications, Inc.
 Class A (a)  192,100  7,275,788
Qwest Communications International, Inc.   803,488  28,021,644
Sprint Corp.   135,000  9,517,500
Telefonica de Espana SA Ord.   428,107  19,776,379
U.S. LEC Corp. Class A  80,900  1,688,788
Winstar Communications, Inc. (a)  212,700  9,132,806
WorldCom, Inc. (a)  3,088,805  149,613,992
  406,503,245
TOTAL UTILITIES   483,359,202
TOTAL COMMON STOCKS
 (Cost $3,431,279,012)   4,517,863,385
PREFERRED STOCKS - 0.7%
CONVERTIBLE PREFERRED STOCKS - 0.3%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Sealed Air Corp., Series A, $2.00  64,312  2,701,104
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust, Series A, $3.25  156,300  8,967,713
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E,
 $7.00  7,100  3,763,000
TOTAL CONVERTIBLE PREFERRED STOCKS   15,431,817
NONCONVERTIBLE PREFERRED STOCKS - 0.4%
NONDURABLES - 0.2%
HOUSEHOLD PRODUCTS - 0.2%
Wella AG  9,480  10,591,593

                                        SHARES       VALUE (NOTE 1)
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
Telecom Italia Spa  371,375 $ 1,802,481
Telecom Italia Mobile Spa de Risp  2,894,500  9,638,584
  11,441,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS   22,032,658
TOTAL PREFERRED STOCKS
 (Cost $27,415,519)   37,464,475
CONVERTIBLE BONDS - 0.0%
                                        MOODY'S        PRINCIPAL
                                        RATINGS (C)    AMOUNT
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Jacor Communications, Inc.
 liquid yield option notes
  0%, 6/12/11
  (Cost $149,594) B3 $ 302,000  250,660
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bill, yields at dates
 of purchase 4.82 to 5.05%
  7/23/98 to 10/08/98 -  1,200,000  1,191,087
7 5/8%, 2/15/25 Aaa  34,500,000  43,437,570
6 7/8%, 8/15/25 Aaa  40,500,000  46,903,860
6% 2/15/26 Aaa  32,000,000  33,289,920
6.75% 8/15/26 Aaa  37,900,000  43,389,436
6.5% 11/15/26 Aaa  38,000,000  42,197,860
6.625% 2/15/27 Aaa  38,500,000  43,474,970
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $243,408,231)   253,884,703
CASH EQUIVALENTS - 9.1%
                                                       SHARES
Taxable Central Cash Fund (b)
 (Cost $479,659,783)  479,659,783  479,659,783
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,181,912,139)  $ 5,289,123,006
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
              PURCHASE SALES DIVIDEND VALUE
AFFILIATE     COST     COST  INCOME
Forsoft Ltd.  $ -      $ -   $ -      $ 17,247,675
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,957,392,661 and $4,572,792,982, respectively, of which long-term U.S. government and government agency obligations aggregated $231,108,756 and $176,809,009, respectively.
The market value of futures contracts opened and closed during the period amounted to $95,959,886 and $96,262,438 respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $694,697 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $4,187,073,165. Net unrealized appreciation aggregated $1,102,049,841, of which $1,158,674,837 related to appreciated investment securities and $56,624,996 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998  (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $4,181,912,139) -                  $ 5,289,123,006
SEE ACCOMPANYING SCHEDULE

CASH                                                                         305,236

FOREIGN CURRENCY HELD AT VALUE                                               6,109,972
(COST $6,097,192)

RECEIVABLE FOR INVESTMENTS SOLD                                              75,354,114

RECEIVABLE FOR FUND SHARES SOLD                                              10,864,783

DIVIDENDS RECEIVABLE                                                         2,960,343

INTEREST RECEIVABLE                                                          6,541,502

OTHER RECEIVABLES                                                            173,554

 TOTAL ASSETS                                                                5,391,432,510

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 205,146,891

PAYABLE FOR FUND SHARES REDEEMED                              1,160,169

ACCRUED MANAGEMENT FEE                                        2,404,603

DISTRIBUTION FEES PAYABLE                                     4,328

OTHER PAYABLES AND                                            383,921
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                           209,099,912

NET ASSETS                                                                  $ 5,182,332,598

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 3,719,883,307

UNDISTRIBUTED NET INVESTMENT INCOME                                          13,399,290

ACCUMULATED UNDISTRIBUTED                                                    341,801,240
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    1,107,248,761
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                  $ 5,182,332,598

INITIAL CLASS:                                                               $21.95
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION PRICE
 PER SHARE ($5,120,186,476 (DIVIDED BY)
 233,217,024 SHARES)

SERVICE CLASS:                                                               $21.95
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION PRICE
 PER SHARE ($62,146,122 (DIVIDED BY)
 2,831,518 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)

INVESTMENT INCOME                                                               $ 16,523,633
DIVIDENDS

INTEREST                                                                         12,626,623

 TOTAL INCOME                                                                    29,150,256

EXPENSES

MANAGEMENT FEE                                                    $ 13,539,840

TRANSFER AGENT FEES                                                1,569,327

DISTRIBUTION FEES - SERVICE CLASS                                  12,474

ACCOUNTING FEES AND EXPENSES                                       410,023

NON-INTERESTED TRUSTEES' COMPENSATION                              8,529

CUSTODIAN FEES AND EXPENSES                                        213,682

REGISTRATION FEES                                                  83,542

AUDIT                                                              34,742

LEGAL                                                              25,202

MISCELLANEOUS                                                      150,822

 TOTAL EXPENSES BEFORE REDUCTIONS                                  16,048,183

 EXPENSE REDUCTIONS                                                (851,444)     15,196,739

NET INVESTMENT INCOME                                                            13,953,517

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             359,225,258

 FOREIGN CURRENCY TRANSACTIONS                                     65,470

 FUTURES CONTRACTS                                                 302,552       359,593,280

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             333,613,422

 ASSETS AND LIABILITIES IN                                         54,268        333,667,690
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  693,260,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 707,214,487

OTHER INFORMATION                                                               $ 848,969
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              2,475

                                                                                $ 851,444



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                                    JUNE 30, 1998     DECEMBER 31,
                                                                                    (UNAUDITED)       1997



OPERATIONS                                                                           $ 13,953,517     $ 29,698,431
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                            359,593,280      204,568,956

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                333,667,690      450,977,419

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     707,214,487      685,244,806

DISTRIBUTIONS TO SHAREHOLDERS                                                        (29,014,736)     (21,846,321)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                              (213,465,544)    (57,736,705)

 TOTAL DISTRIBUTIONS                                                                 (242,480,280)    (79,583,026)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                         606,007,763      1,111,825,789

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,070,741,970    1,717,487,569

NET ASSETS

 BEGINNING OF PERIOD                                                                 4,111,590,628    2,394,103,059

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,399,290
AND $28,707,467, RESPECTIVELY)                                                       $ 5,182,332,598  $ 4,111,590,628




OTHER INFORMATION:
     SIX MONTHS ENDED JUNE 30, 1998

                                                           SHARES          DOLLARS  YEAR ENDED DECEMBER 31, 1997

                                                                   (UNAUDITED)             SHARES         DOLLARS

SHARE TRANSACTIONS                                           30,171,693    $ 627,771,094    80,344,594    $ 1,456,514,379
INITIAL CLASS
 SOLD

  REINVESTED                                                 12,506,721     242,005,046     4,834,935      79,583,026

  REDEEMED                                                   (15,498,043)   (319,026,090)   (23,702,843)   (427,936,465)

  NET INCREASE (DECREASE)                                    27,180,371    $ 550,750,050    61,476,686    $ 1,108,160,940

 SERVICE CLASS A                                             2,622,001     $ 54,819,638     186,727       $ 3,664,849
 SOLD

  REINVESTED                                                 24,559         475,234         -              -

  REDEEMED                                                   (1,769)        (37,159)        -              -

  NET INCREASE (DECREASE)                                    2,644,791     $ 55,257,713     186,727       $ 3,664,849

DISTRIBUTIONS                                                              $ 28,957,870                   $ 21,846,321
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                          213,047,176                    57,736,705

 TOTAL                                                                     $ 242,005,046                  $ 79,583,026

 SERVICE CLASS - NET INVESTMENT INCOME                                     $ 56,866                        -

 SERVICE CLASS - NET REALIZED GAIN                                          418,368                        -

 TOTAL                                                                     $ 475,234                      $ -

                                                                           $ 242,480,280                  $ 79,583,026

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                                         SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,      JANUARY 3, 1995
                                                            JUNE 30, 1998                                (COMMENCEMENT
                                                                                                         OF OPERATIONS) TO
                                                                                                         DECEMBER 31,

SELECTED PER-SHARE DATA                                        (UNAUDITED)       1997        1996        1995

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 19.94      $ 16.56      $ 13.79      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .06 D        .16 D        .14          .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            3.12         3.73         2.76         3.91

 TOTAL FROM INVESTMENT OPERATIONS                                   3.18         3.89         2.90         3.97

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.14)        (.14)        -            (.06)

 FROM NET REALIZED GAIN                                             (1.03)       (.37)        (.13)        (.12)

 TOTAL DISTRIBUTIONS                                                (1.17)       (.51)        (.13)        (.18)

NET ASSET VALUE, END OF PERIOD                                     $ 21.95      $ 19.94      $ 16.56      $ 13.79

TOTAL RETURN B, C                                                   16.74%       24.14%       21.22%       39.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 5,120,186  $ 4,107,868  $ 2,394,103  $ 877,000

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .71% A       .71%         .74%         .72%

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .67% A, F    .68% F       .71% F       .72%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .62% A       .90%         1.33%        1.07%

PORTFOLIO TURNOVER                                                  213% A       142%         178%         132%

AVERAGE COMMISSION RATE G                                          $ .0336      $ .0336      $ .0343



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                        SIX MONTHS ENDED  YEAR ENDED
                                                                        JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                 (UNAUDITED)       1997 E



NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 19.93     $ 19.99

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                  .05 D       .03 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                3.14        (.09)

 TOTAL FROM INVESTMENT OPERATIONS                                       3.19        (.06)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                             (.14)       -

 FROM NET REALIZED GAIN                                                 (1.03)      -

 TOTAL DISTRIBUTIONS                                                    (1.17)      -

NET ASSET VALUE, END OF PERIOD                                          $ 21.95     $ 19.93

TOTAL RETURN B, C                                                       16.79%      (.30)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                 $ 62,146    $ 3,722

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 .81% A      .81% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        .77% A, F   .78% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    .54% A      1.14% A

PORTFOLIO TURNOVER                                                      213% A      142%

AVERAGE COMMISSION RATE G                                               $ .0336     $ .0336

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL
STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1  PAST 5  PAST 10
JUNE 30, 1998                   YEAR    YEARS   YEARS

VIP: GROWTH - "INITIAL CLASS"   29.23%  19.56%  17.56%

S&P 500 (REGISTERED TRADEMARK)  30.16%  23.08%  18.56%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
             VIP Growth                  S&P 500
             00151                       SP001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9948.72                     9962.00
  1988/08/31       9709.40                     9623.29
  1988/09/30       9982.91                    10033.24
  1988/10/31      10008.55                    10312.17
  1988/11/30       9914.53                    10164.70
  1988/12/31      10017.09                    10342.59
  1989/01/31      10735.04                    11099.66
  1989/02/28      10512.82                    10823.28
  1989/03/31      10830.64                    11075.46
  1989/04/30      11403.41                    11650.28
  1989/05/31      11811.30                    12122.12
  1989/06/30      11655.08                    12053.02
  1989/07/31      12696.49                    13141.41
  1989/08/31      12913.45                    13398.98
  1989/09/30      13026.27                    13344.05
  1989/10/31      12661.78                    13034.46
  1989/11/30      12870.06                    13300.37
  1989/12/31      13173.80                    13619.58
  1990/01/31      12410.10                    12705.70
  1990/02/28      12528.64                    12869.61
  1990/03/31      12681.76                    13210.65
  1990/04/30      12312.48                    12880.38
  1990/05/31      13402.32                    14136.22
  1990/06/30      13681.53                    14040.10
  1990/07/31      13465.37                    13995.17
  1990/08/31      12078.30                    12730.00
  1990/09/30      10835.34                    12110.05
  1990/10/31      10448.04                    12057.98
  1990/11/30      11294.70                    12836.92
  1990/12/31      11627.95                    13195.07
  1991/01/31      12402.55                    13770.38
  1991/02/28      13327.83                    14754.96
  1991/03/31      13730.04                    15112.03
  1991/04/30      13602.07                    15148.30
  1991/05/31      14406.49                    15802.71
  1991/06/30      13336.97                    15078.94
  1991/07/31      14607.60                    15781.62
  1991/08/31      15256.62                    16155.65
  1991/09/30      15375.46                    15885.85
  1991/10/31      15850.80                    16098.72
  1991/11/30      14945.82                    15449.94
  1991/12/31      16920.31                    17217.41
  1992/01/31      17953.27                    16897.17
  1992/02/29      18328.84                    17116.83
  1992/03/31      17205.52                    16783.05
  1992/04/30      16531.53                    17276.48
  1992/05/31      16391.12                    17361.13
  1992/06/30      15754.57                    17102.45
  1992/07/31      16363.03                    17801.94
  1992/08/31      15913.70                    17437.00
  1992/09/30      16194.53                    17642.76
  1992/10/31      16821.72                    17704.51
  1992/11/30      17945.04                    18308.23
  1992/12/31      18497.34                    18533.42
  1993/01/31      18862.42                    18689.10
  1993/02/28      18473.57                    18943.27
  1993/03/31      19210.22                    19342.98
  1993/04/30      19009.31                    18874.88
  1993/05/31      20425.21                    19380.72
  1993/06/30      20635.68                    19436.93
  1993/07/31      20578.28                    19359.18
  1993/08/31      21611.50                    20092.89
  1993/09/30      22013.30                    19938.18
  1993/10/31      22223.77                    20350.90
  1993/11/30      21324.49                    20157.56
  1993/12/31      22080.27                    20401.47
  1994/01/31      22635.15                    21095.12
  1994/02/28      22401.69                    20523.44
  1994/03/31      21383.89                    19628.62
  1994/04/30      21516.21                    19879.87
  1994/05/31      21017.49                    20205.90
  1994/06/30      19948.80                    19710.85
  1994/07/31      20640.90                    20357.37
  1994/08/31      21811.37                    21192.02
  1994/09/30      21546.74                    20672.82
  1994/10/31      22422.04                    21137.95
  1994/11/30      21526.38                    20368.11
  1994/12/31      22075.99                    20670.17
  1995/01/31      21658.70                    21206.15
  1995/02/28      22555.65                    22032.55
  1995/03/31      23374.36                    22682.73
  1995/04/30      24162.38                    23350.74
  1995/05/31      25103.90                    24284.07
  1995/06/30      27324.67                    24848.19
  1995/07/31      30026.44                    25672.15
  1995/08/31      30394.86                    25736.59
  1995/09/30      31182.87                    26822.67
  1995/10/31      30865.62                    26726.92
  1995/11/30      30845.15                    27900.23
  1995/12/31      29883.16                    28437.59
  1996/01/31      30353.92                    29405.60
  1996/02/29      31371.62                    29678.19
  1996/03/31      31492.70                    29963.99
  1996/04/30      32725.55                    30405.66
  1996/05/31      33749.25                    31189.82
  1996/06/30      33088.80                    31308.66
  1996/07/31      30557.05                    29925.44
  1996/08/31      31470.68                    30556.57
  1996/09/30      33584.14                    32276.29
  1996/10/31      33507.09                    33166.47
  1996/11/30      35367.37                    35673.52
  1996/12/31      34277.62                    34966.83
  1997/01/31      36247.97                    37151.56
  1997/02/28      35423.97                    37442.83
  1997/03/31      33438.85                    35904.30
  1997/04/30      35047.48                    38047.79
  1997/05/31      37477.53                    40364.14
  1997/06/30      39017.70                    42172.45
  1997/07/31      41949.73                    45528.11
  1997/08/31      40329.70                    42977.63
  1997/09/30      42668.48                    45331.51
  1997/10/31      41059.86                    43817.44
  1997/11/30      42234.95                    45845.75
  1997/12/31      42326.22                    46632.92
  1998/01/31      42896.65                    47148.68
  1998/02/28      46119.24                    50549.04
  1998/03/31      47737.69                    53137.66
  1998/04/30      48671.92                    53672.23
  1998/05/31      47421.90                    52749.60
  1998/06/30      50421.95                    54892.29
IMATRL PRASUN   SHR__CHT 19980630 19980708 160907 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Growth Portfolio on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $50,422 - a 404.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,892 - a 448.92% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

MERCK & CO., INC.              3.3

MICROSOFT CORP.                3.2

JOHNSON & JOHNSON              3.1

WORLDCOM, INC.                 2.5

PHILIP MORRIS COMPANIES, INC.  2.3

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

TECHNOLOGY          26.4

HEALTH              18.1

RETAIL & WHOLESALE  11.4

MEDIA & LEISURE     10.2

FINANCE             10.2

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 1.7
ROW: 1, COL: 2, VALUE: 98.3
STOCKS                 98.3%
SHORT-TERM INVESTMENTS  1.7%
FOREIGN INVESTMENTS     3.3%
*
(% OF FUND'S INVESTMENTS)


VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1  PAST 5  PAST 10
JUNE 30, 1998                   YEAR    YEARS   YEARS

VIP: GROWTH - SERVICE CLASS     29.17%  19.55%  17.55%

S&P 500 (REGISTERED TRADEMARK)  30.16%  23.08%  18.56%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
             VIP Growth - CL S           S&P 500
             00472                       SP001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9948.72                     9962.00
  1988/08/31       9709.40                     9623.29
  1988/09/30       9982.91                    10033.24
  1988/10/31      10008.55                    10312.17
  1988/11/30       9914.53                    10164.70
  1988/12/31      10017.09                    10342.59
  1989/01/31      10735.04                    11099.66
  1989/02/28      10512.82                    10823.28
  1989/03/31      10830.64                    11075.46
  1989/04/30      11403.41                    11650.28
  1989/05/31      11811.30                    12122.12
  1989/06/30      11655.08                    12053.02
  1989/07/31      12696.49                    13141.41
  1989/08/31      12913.45                    13398.98
  1989/09/30      13026.27                    13344.05
  1989/10/31      12661.78                    13034.46
  1989/11/30      12870.06                    13300.37
  1989/12/31      13173.80                    13619.58
  1990/01/31      12410.10                    12705.70
  1990/02/28      12528.64                    12869.61
  1990/03/31      12681.76                    13210.65
  1990/04/30      12312.48                    12880.38
  1990/05/31      13402.32                    14136.22
  1990/06/30      13681.53                    14040.10
  1990/07/31      13465.37                    13995.17
  1990/08/31      12078.30                    12730.00
  1990/09/30      10835.34                    12110.05
  1990/10/31      10448.04                    12057.98
  1990/11/30      11294.70                    12836.92
  1990/12/31      11627.95                    13195.07
  1991/01/31      12402.55                    13770.38
  1991/02/28      13327.83                    14754.96
  1991/03/31      13730.04                    15112.03
  1991/04/30      13602.07                    15148.30
  1991/05/31      14406.49                    15802.71
  1991/06/30      13336.97                    15078.94
  1991/07/31      14607.60                    15781.62
  1991/08/31      15256.62                    16155.65
  1991/09/30      15375.46                    15885.85
  1991/10/31      15850.80                    16098.72
  1991/11/30      14945.82                    15449.94
  1991/12/31      16920.31                    17217.41
  1992/01/31      17953.27                    16897.17
  1992/02/29      18328.84                    17116.83
  1992/03/31      17205.52                    16783.05
  1992/04/30      16531.53                    17276.48
  1992/05/31      16391.12                    17361.13
  1992/06/30      15754.57                    17102.45
  1992/07/31      16363.03                    17801.94
  1992/08/31      15913.70                    17437.00
  1992/09/30      16194.53                    17642.76
  1992/10/31      16821.72                    17704.51
  1992/11/30      17945.04                    18308.23
  1992/12/31      18497.34                    18533.42
  1993/01/31      18862.42                    18689.10
  1993/02/28      18473.57                    18943.27
  1993/03/31      19210.22                    19342.98
  1993/04/30      19009.31                    18874.88
  1993/05/31      20425.21                    19380.72
  1993/06/30      20635.68                    19436.93
  1993/07/31      20578.28                    19359.18
  1993/08/31      21611.50                    20092.89
  1993/09/30      22013.30                    19938.18
  1993/10/31      22223.77                    20350.90
  1993/11/30      21324.49                    20157.56
  1993/12/31      22080.27                    20401.47
  1994/01/31      22635.15                    21095.12
  1994/02/28      22401.69                    20523.44
  1994/03/31      21383.89                    19628.62
  1994/04/30      21516.21                    19879.87
  1994/05/31      21017.49                    20205.90
  1994/06/30      19948.80                    19710.85
  1994/07/31      20640.90                    20357.37
  1994/08/31      21811.37                    21192.02
  1994/09/30      21546.74                    20672.82
  1994/10/31      22422.04                    21137.95
  1994/11/30      21526.38                    20368.11
  1994/12/31      22075.99                    20670.17
  1995/01/31      21658.70                    21206.15
  1995/02/28      22555.65                    22032.55
  1995/03/31      23374.36                    22682.73
  1995/04/30      24162.38                    23350.74
  1995/05/31      25103.90                    24284.07
  1995/06/30      27324.67                    24848.19
  1995/07/31      30026.44                    25672.15
  1995/08/31      30394.86                    25736.59
  1995/09/30      31182.87                    26822.67
  1995/10/31      30865.62                    26726.92
  1995/11/30      30845.15                    27900.23
  1995/12/31      29883.16                    28437.59
  1996/01/31      30353.92                    29405.60
  1996/02/29      31371.62                    29678.19
  1996/03/31      31492.70                    29963.99
  1996/04/30      32725.55                    30405.66
  1996/05/31      33749.25                    31189.82
  1996/06/30      33088.80                    31308.66
  1996/07/31      30557.05                    29925.44
  1996/08/31      31470.68                    30556.57
  1996/09/30      33584.14                    32276.29
  1996/10/31      33507.09                    33166.47
  1996/11/30      35367.37                    35673.52
  1996/12/31      34277.62                    34966.83
  1997/01/31      36247.97                    37151.56
  1997/02/28      35423.97                    37442.83
  1997/03/31      33438.85                    35904.30
  1997/04/30      35047.48                    38047.79
  1997/05/31      37477.53                    40364.14
  1997/06/30      39017.70                    42172.45
  1997/07/31      41949.73                    45528.11
  1997/08/31      40329.70                    42977.63
  1997/09/30      42668.48                    45331.51
  1997/10/31      41059.86                    43817.44
  1997/11/30      42223.54                    45845.75
  1997/12/31      42314.81                    46632.92
  1998/01/31      42885.24                    47148.68
  1998/02/28      46107.91                    50549.04
  1998/03/31      47726.42                    53137.66
  1998/04/30      48660.68                    53672.23
  1998/05/31      47397.45                    52749.60
  1998/06/30      50397.63                    54892.29
IMATRL PRASUN   SHR__CHT 19980630 19980713 165104 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Growth Portfolio - Service Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $50,398 - a 403.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,892 - a 448.92% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                               % OF FUND'S
                               INVESTMENTS

MERCK & CO., INC.              3.3

MICROSOFT CORP.                3.2

JOHNSON & JOHNSON              3.1

WORLDCOM, INC.                 2.5

PHILIP MORRIS COMPANIES, INC.  2.3

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

TECHNOLOGY          26.4

HEALTH              18.1

RETAIL & WHOLESALE  11.4

MEDIA & LEISURE     10.2

FINANCE             10.2

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 1.7
ROW: 1, COL: 2, VALUE: 98.3
STOCKS                 98.3%
SHORT-TERM INVESTMENTS  1.7%
FOREIGN INVESTMENTS     3.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Uhrig, Portfolio Manager of Growth Portfolio
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The fund performed well over the most recent six-month period that ended June 30, 1998, and provided a greater return than the Standard & Poor's 500 Index, which was up 17.71% for the period. For the most recent 12-month period that ended June 30, the fund performed in line with the S&P, which returned 30.16% over that time.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S STRONG PERFORMANCE OVER THE PAST SIX MONTHS?
A. The fund's holdings in the retail and wholesale sector and in technology were big positives, with Wal-Mart and Microsoft both rising more than 50% over the past six months. My positions in health care also made a modest contribution to performance. On the negative side, nondurables stocks hurt performance - particularly my position in Philip Morris - as did the fund's cash position, even though it was less than 3% during most of the period.
Q. OVER THE PAST YEAR OR SO, YOU'VE TENDED TO CONCENTRATE MORE OF THE FUND'S ASSETS IN ITS LARGEST HOLDINGS. DID THIS CONTINUE DURING THE PERIOD AND, IF SO, HOW DID IT AFFECT PERFORMANCE?
A. That trend did continue, because when I'm confident about an investment I want it to have an impact on the fund. And the strategy worked well, with seven of the fund's top 10 positions outperforming the S&P over the past six months, some by quite significant margins.
Q. TELL US ABOUT SOME OF THOSE HOLDINGS, IF YOU WOULD . . .
A. Wal-Mart and Microsoft, which I mentioned earlier, were both up sharply. Microsoft has three major new products to drive its business
- Windows 98, Windows NT 5.0 and the new release of Office due out in 1999. Its stock was up well over 60% during the period, and I added significantly to the fund's position over the past six months. I also added considerably to the fund's holdings in pharmaceutical companies Merck and Warner-Lambert, and increased my holdings in General Electric, as well. All three of these stocks topped the S&P's returns, with Warner-Lambert up almost 70%. WorldCom, the fourth-largest holding at the end of the period, was up about 60% over the past six months as its acquisition of MCI appeared to be moving ahead smoothly.
Q. WHICH OF YOUR HOLDINGS DIDN'T LIVE UP TO YOUR EXPECTATIONS?
A. Philip Morris, the fifth-largest position at the end of June, dropped about 13% during the period as concerns grew over future litigation once the tobacco industry's tentative agreement with Washington fell apart. Intel's stock, which was flat during the period, was also a disappointment. It had to make larger-than-normal price cuts as PC users failed to upgrade to its new Pentium 2 microprocessor at the rates Intel expected.
Q. THE FUND'S WEIGHTINGS BY INDUSTRY SECTOR DIDN'T CHANGE MUCH FROM SIX MONTHS AGO . . .
A. That's true. I increased the fund's holdings in technology slightly from about 21% six months ago to about 26% at the end of June, taking advantage of the volatility within this sector over the first half of the year to buy stocks at attractive prices. I kept the fund's positions in health care and finance about the same, at about 18% and 10% of holdings, respectively, as of the end of the period. I reduced my holdings in nondurables and in energy, because the price of oil dropped significantly. I bumped up the weighting in the retail and wholesale sector to about 12%, because of the strong economy and extremely high level of consumer confidence during the period.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, JENNIFER?
A. I feel pretty good about the technology sector, although I have to watch its volatility carefully. As current PC inventories are cleared out, I think prospects will improve. And while the turmoil in Asia certainly is hurting this sector, I think it's already reflected in most stock prices. As far as non-cyclicals - or those stocks not particularly influenced by the strength of the economy - I'm still down on the nondurables sector and continue to prefer the pharmaceuticals, which, although more expensive, have better fundamentals. I consider my investment in both of these sectors to be defensive, reflecting my uncertainty about the economy's future. Looking more broadly, the economy has slowed down, which should keep interest rates low and help growth stocks. Although increased from six months ago, the fund's average market capitalization is still only about half of the S&P 500's, and I think the fund is well-positioned if the market broadens.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential
START DATE: October 9, 1986
SIZE: as of June 30, 1998, more than $9.3 billion
MANAGER: Jennifer Uhrig, since January 1997;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.3%
                                   SHARES            VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.9%
AEROSPACE & DEFENSE - 0.3%
Gulfstream Aerospace Corp. (a)  586,200 $ 27,258,300
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)  313,400  18,490,600
Raytheon Co.:
 Class A  354,562  20,431,635
 Class B  348,500  20,605,063
  59,527,298
TOTAL AEROSPACE & DEFENSE   86,785,598
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 0.5%
Cytec Industries, Inc. (a)  701,900  31,059,075
Monsanto Co.   241,400  13,488,225
Solutia, Inc.  13,200  378,659
  44,925,959
PACKAGING & CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)  1,059,100  47,394,725
TOTAL BASIC INDUSTRIES   92,320,684
CONSTRUCTION & REAL ESTATE - 0.1%
ENGINEERING - 0.1%
Stolt Comex Seaway SA Class A
 sponsored ADR  192,850  3,374,875
Stolt Comex Seaway SA (a)  385,700  7,472,938
  10,847,813
REAL ESTATE - 0.0%
Stewart Enterprises, Inc. Class A  79,400  2,114,025
TOTAL CONSTRUCTION & REAL ESTATE   12,961,838
DURABLES - 0.8%
TEXTILES & APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  1,375,900  45,662,681
NIKE, Inc. Class B  240,700  11,719,081
Reebok International Ltd. (a)  541,000  14,978,938
  72,360,700
ENERGY - 1.7%
ENERGY SERVICES - 1.3%
Coflexip sponsored ADR  639,600  39,095,550
Halliburton Co.   540,900  24,103,856
Schlumberger Ltd.   270,500  18,478,531
Smith International, Inc.   282,500  9,834,531
Varco International, Inc. (a)  591,100  11,711,169
Western Atlas, Inc.   179,100  15,201,113
  118,424,750
OIL & GAS - 0.4%
EVI Weatherford, Inc. (a)  305,540  11,343,173
Tosco Corp.   945,500  27,774,063
  39,117,236
TOTAL ENERGY   157,541,986
FINANCE - 10.2%
BANKS - 1.1%
Bank of Ireland, Inc.   1,474,820  30,203,364
Bank of New York Co., Inc.   577,800  35,065,238
Providian Financial Corp.   455,500  35,785,219
  101,053,821

                                   SHARES            VALUE (NOTE 1)
CREDIT & OTHER FINANCE - 2.9%
American Express Co.   1,522,000 $ 173,508,000
Associates First Capital Corp.   658,200  50,599,125
Beneficial Corp.   222,800  34,130,175
Household International, Inc.   180,000  8,955,000
  267,192,300
FEDERAL SPONSORED CREDIT - 2.8%
Freddie Mac  1,192,600  56,126,738
Fannie Mae  2,780,500  168,915,375
SLM Holding Corp.   712,100  34,892,900
  259,935,013
INSURANCE - 3.4%
Allmerica Financial Corp.   570,900  37,108,500
AMBAC, Inc.   869,200  50,848,200
American International Group, Inc.   560,050  81,767,300
MBIA, Inc.   327,200  24,499,100
Progressive Corp.  417,000  58,797,000
UNUM Corp.   1,234,900  68,536,950
  321,557,050
TOTAL FINANCE   949,738,184
HEALTH - 18.1%
DRUGS & PHARMACEUTICALS - 11.2%
American Home Products Corp.   2,554,300  132,185,025
Amgen, Inc. (a)  785,600  51,358,600
Barr Laboratories, Inc. (a)  145,260  5,774,085
Bristol-Myers Squibb Co.   783,500  90,053,531
Elan Corp. PLC ADR (a)  601,100  38,658,244
Genentech, Inc. special (a)  356,900  24,224,588
Lilly (Eli) & Co.   1,722,600  113,799,263
Merck & Co., Inc.   2,281,400  305,137,250
Schering-Plough Corp.   618,800  56,697,550
Sepracor, Inc. (a)  666,500  27,659,750
Warner-Lambert Co.   2,927,500  203,095,313
  1,048,643,199
MEDICAL EQUIPMENT & SUPPLIES - 5.2%
Arterial Vascular Engineering, Inc. (a)  486,900  17,406,675
Guidant Corp.   837,000  59,688,563
Johnson & Johnson  3,879,700  286,127,875
McKesson Corp.  728,100  59,158,125
Medtronic, Inc.   1,001,200  63,826,500
Sybron International Corp. (a)  114,800  2,898,700
  489,106,438
MEDICAL FACILITIES MANAGEMENT - 1.7%
Columbia/HCA Healthcare Corp.   1,102,437  32,108,478
HEALTHSOUTH Corp. (a)  1,956,800  52,222,100
Health Management Associates, Inc.
 Class A (a)  1,330,700  44,495,281
United HealthCare Corp.   397,600  25,247,600
  154,073,459
TOTAL HEALTH   1,691,823,096
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
ELECTRICAL EQUIPMENT - 2.7%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  29,900  1,216,556
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  269,100  54,641,171
General Electric Co.   2,084,400  189,680,400
  245,538,127
COMMON STOCKS - CONTINUED
                                   SHARES            VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc. (a)  1,087,800 $ 53,710,125
Waste Management, Inc.  136,000  4,760,000
  58,470,125
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   304,008,252
MEDIA & LEISURE - 10.2%
BROADCASTING - 4.6%
CBS Corp.   1,779,100  56,486,425
Comcast Corp. Class A special  1,669,000  67,750,969
Cox Communications, Inc. Class A (a)  872,600  42,266,563
MediaOne Group, Inc.   1,371,200  60,247,100
PanAmSat Corp. (a)  366,200  20,827,625
RCN Corp.   1,128,000  21,855,000
Tele-Communications, Inc. (a):
 (TCI Group), Series A  2,169,800  83,401,688
 (TCI Ventures Group), Series A  399,200  8,008,950
Time Warner, Inc.   824,945  70,481,238
  431,325,558
ENTERTAINMENT - 1.4%
Disney (Walt) Co.   535,300  56,239,956
King World Productions, Inc. (a)  733,400  18,701,700
Viacom, Inc. Class B (non-vtg.) (a)  1,015,400  59,147,050
  134,088,706
LEISURE DURABLES & TOYS - 0.4%
Harley-Davidson, Inc.   908,500  35,204,375
LODGING & GAMING - 0.4%
Mirage Resorts, Inc. (a)  735,500  15,675,344
Sun International Hotels Ltd. Ord. (a)  496,100  22,572,550
  38,247,894
PUBLISHING - 0.7%
Applied Graphics Technologies, Inc. (a)  485,100  22,193,325
Times Mirror Co. Class A  332,400  20,899,650
Tribune Co.   362,300  24,930,769
  68,023,744
RESTAURANTS - 2.7%
Apple South, Inc.   620,400  8,103,975
Brinker International, Inc. (a)  1,533,800  29,525,650
Darden Restaurants, Inc.   1,207,200  19,164,300
Landry's Seafood Restaurants, Inc. (a)  1,090,800  19,736,663
McDonald's Corp.   1,234,200  85,159,800
Outback Steakhouse, Inc. (a)  733,900  28,622,100
Papa John's International, Inc. (a)  277,000  10,924,188
Tricon Global Restaurants, Inc.   653,860  20,719,189
Wendy's International, Inc.   1,155,600  27,156,600
  249,112,465
TOTAL MEDIA & LEISURE   956,002,742
NONDURABLES - 5.6%
AGRICULTURE - 0.3%
Delta & Pine Land Co.   209,700  9,331,650
Pioneer Hi-Bred International, Inc.   497,200  20,571,650
  29,903,300
BEVERAGES - 0.9%
Anheuser-Busch Companies, Inc.   268,800  12,684,000
Coca-Cola Co. (The)  808,500  69,126,750
  81,810,750

                                   SHARES            VALUE (NOTE 1)
FOODS - 0.4%
American Italian Pasta Co. Series A  280,700 $ 10,456,075
Sara Lee Corp.   535,600  29,960,125
  40,416,200
HOUSEHOLD PRODUCTS - 1.6%
Avon Products, Inc.   580,100  44,957,750
Clorox Co.   370,700  35,355,513
Colgate-Palmolive Co.   35,900  3,159,200
Gillette Co.   862,600  48,898,638
International Flavors & Fragrances, Inc.   397,600  17,270,750
  149,641,851
TOBACCO - 2.4%
Philip Morris Companies, Inc.   5,571,000  219,358,125
TOTAL NONDURABLES   521,130,226
RETAIL & WHOLESALE - 11.4%
APPAREL STORES - 1.2%
Gap, Inc.   539,900  33,271,338
Payless ShoeSource, Inc. (a)  508,600  37,477,463
TJX Companies, Inc.   1,793,800  43,275,425
  114,024,226
DRUG STORES - 2.1%
CVS Corp.   1,819,410  70,843,277
Rite Aid Corp.   1,682,700  63,206,419
Walgreen Co.   1,548,700  63,980,669
  198,030,365
GENERAL MERCHANDISE STORES - 3.6%
Costco Companies, Inc. (a)  787,700  49,674,331
Dayton Hudson Corp.   1,027,800  49,848,300
Nordstrom, Inc.   792,400  61,212,900
Wal-Mart Stores, Inc.   2,839,500  172,499,625
  333,235,156
GROCERY STORES - 0.6%
Meyer (Fred), Inc.  97,900  4,160,750
Safeway, Inc. (a)  1,275,900  51,913,181
  56,073,931
RETAIL & WHOLESALE, MISCELLANEOUS - 3.9%
Barnes & Noble, Inc.   283,700  10,621,019
Bed Bath & Beyond, Inc. (a)  850,300  44,056,169
Best Buy Co., Inc. (a)  1,011,000  36,522,375
Circuit City Stores, Inc. - Circuit
 City Group  252,000  11,812,500
Home Depot, Inc.   1,840,950  152,913,909
Lowe's Companies, Inc.   1,107,200  44,910,800
Staples, Inc. (a)  1,706,900  49,393,419
Tandy Corp.   328,100  17,409,806
  367,639,997
TOTAL RETAIL & WHOLESALE   1,069,003,675
SERVICES - 1.4%
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  840,800  27,798,950
LEASING & RENTAL - 0.4%
Hertz Corp. Class A  766,600  33,969,963
SERVICES - 0.7%
AccuStaff, Inc. (a)  577,300  18,040,625
Corrections Corp. of America (a)  593,900  13,956,650
Service Corp. International  846,600  36,297,975
  68,295,250
TOTAL SERVICES   130,064,163
COMMON STOCKS - CONTINUED
                                   SHARES            VALUE (NOTE 1)
TECHNOLOGY - 26.4%
COMMUNICATIONS EQUIPMENT - 5.5%
Advanced Fibre Communication, Inc. (a)  227,800 $ 9,126,238
Ascend Communications, Inc. (a)  1,351,700  66,993,631
Aspect Telecommunications Corp.   841,400  23,033,325
Ciena Corp. (a)  629,500  43,828,938
Cisco Systems, Inc. (a)  1,740,400  160,225,575
DSC Communications Corp.   566,300  16,989,000
Intermedia Communications, Inc.   12,000  503,250
Lucent Technologies, Inc.   1,161,800  96,647,238
Nokia Corp. AB sponsored ADR  479,800  34,815,488
Northern Telecom Ltd.   1,060,400  60,253,694
  512,416,377
COMPUTER SERVICES & SOFTWARE - 8.1%
America Online, Inc. (a)  182,600  19,355,600
BMC Software, Inc. (a)  839,400  43,596,338
Broderbund Software, Inc. (a)  502,200  11,456,438
CSG Systems International, Inc. (a)  419,600  19,668,750
Citrix Systems, Inc. (a)  508,350  34,758,431
CompUSA, Inc. (a)  2,075,700  37,492,331
Compuware Corp. (a)  1,034,000  52,863,250
Documentum, Inc. (a)  219,400  10,531,200
E Trade Group, Inc.   271,100  6,218,356
Electronic Arts, Inc.   326,000  17,604,000
Equifax, Inc.   485,300  17,622,456
ICG Communications, Inc. (a)  107,500  3,930,469
Intuit, Inc. (a)  197,400  12,090,750
Microsoft Corp. (a)  2,769,200  300,112,050
Oracle Corp. (a)  1,267,100  31,123,144
Policy Management Systems Corp. (a)  413,000  16,210,250
Siebel Systems, Inc. (a)  1,699,800  54,818,550
SunGard Data Systems, Inc. (a)  780,700  29,959,363
Yahoo, Inc. (a)  215,900  34,004,250
  753,415,976
COMPUTERS & OFFICE EQUIPMENT - 7.0%
Apple Computer, Inc. (a)  1,583,200  45,418,050
Comverse Technology, Inc.   93,200  4,834,750
Dell Computer Corp. (a)  1,269,300  117,806,906
EMC Corp. (a)  1,184,400  53,075,925
Fore Systems, Inc. (a)  1,019,200  27,008,800
Hewlett-Packard Co.   468,900  28,075,388
Ingram Micro, Inc. Class A (a)  1,385,900  61,326,075
Pitney Bowes, Inc.   826,100  39,756,063
Quantum Corp. (a)  1,484,700  30,807,525
Seagate Technology (a)  1,805,700  42,998,231
Tech Data Corp. (a)  1,223,400  52,453,275
Xerox Corp.   1,498,100  152,244,413
  655,805,401
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  573,900  16,930,050
Lam Research Corp. (a)  55,400  1,059,525
Novellus Systems, Inc. (a)  328,500  11,723,344
Waters Corp. (a)  260,300  15,341,431
  45,054,350
ELECTRONICS - 5.3%
Altera Corp. (a)  886,200  26,198,288
Intel Corp.   2,481,400  183,933,775
Lattice Semiconductor Corp. (a)  544,900  15,478,566
Linear Technology Corp.   125,700  7,581,281
Micron Technology, Inc. (a)  1,762,400  43,729,550
Motorola, Inc.   320,200  16,830,513
Sanmina Corp. (a)  1,342,600  58,235,275

                                   SHARES            VALUE (NOTE 1)
Texas Instruments, Inc.   1,747,000 $ 101,871,938
Xilinx, Inc. (a)  1,232,900  41,918,600
  495,777,786
TOTAL TECHNOLOGY   2,462,469,890
TRANSPORTATION - 0.3%
RAILROADS - 0.3%
Wisconsin Central
 Transportation Corp. (a)  1,488,900  32,569,688
UTILITIES - 6.9%
CELLULAR - 0.8%
AirTouch Communications, Inc.   680,400  39,760,875
Nextel Communications, Inc. Class A (a)  1,510,700  37,578,663
  77,339,538
ELECTRIC UTILITY - 0.1%
PG&E Corp.   282,900  8,929,031
TELEPHONE SERVICES - 6.0%
AT&T Corp.   3,036,200  173,442,925
McLeodUSA, Inc. Class A (a)  107,000  4,159,625
Qwest Communications International, Inc.   1,201,134  41,889,548
Sprint Corp.   767,000  54,073,500
Teleport Communications Group, Inc.
 Class A (a)  793,900  43,069,075
Winstar Communications, Inc. (a)  252,100  10,824,544
WorldCom, Inc. (a)  4,738,770  229,534,172
  556,993,389
TOTAL UTILITIES   643,261,958
TOTAL COMMON STOCKS
 (Cost $6,879,298,873)   9,182,042,680
CASH EQUIVALENTS - 1.7%
Taxable Central Cash Fund (b)
 (Cost $161,856,012)  161,856,012  161,856,012
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $7,041,154,885)  $ 9,343,898,692
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,589,564,182 and $5,196,486,114, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,041,796 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $7,049,217,277. Net unrealized appreciation aggregated $2,294,681,415, of which $2,442,621,026 related to appreciated investment securities and $147,939,611 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $7,041,154,885) -                 $ 9,343,898,692
SEE ACCOMPANYING SCHEDULE

CASH                                                                        772,397

FOREIGN CURRENCY HELD AT VALUE                                              470,507
(COST $470,507)

RECEIVABLE FOR INVESTMENTS SOLD                                             126,230,945

RECEIVABLE FOR FUND SHARES SOLD                                             11,958,396

DIVIDENDS RECEIVABLE                                                        8,006,919

INTEREST RECEIVABLE                                                         467,538

OTHER RECEIVABLES                                                           1,053,084

 TOTAL ASSETS                                                               9,492,858,478

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 85,807,798

PAYABLE FOR FUND SHARES REDEEMED                              3,322,017

ACCRUED MANAGEMENT FEE                                        4,370,506

DISTRIBUTION FEES PAYABLE                                     3,303

OTHER PAYABLES AND                                            596,529
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                          94,100,153

NET ASSETS                                                                 $ 9,398,758,325

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 6,376,107,217

UNDISTRIBUTED NET INVESTMENT INCOME                                         9,790,306

ACCUMULATED UNDISTRIBUTED                                                   710,132,160
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   2,302,728,642
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 9,398,758,325

INITIAL CLASS:                                                              $38.32
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE
 PER SHARE ($9,349,834,942
 (DIVIDED BY) 243,979,955 SHARES)

SERVICE CLASS:                                                              $38.30
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE
 PER SHARE ($48,923,383
 (DIVIDED BY) 1,277,458 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 31,120,840
DIVIDENDS

INTEREST                                                                         6,191,664

 TOTAL INCOME                                                                    37,312,504

EXPENSES

MANAGEMENT FEE                                                    $ 25,078,180

TRANSFER AGENT FEES                                                2,820,449

DISTRIBUTION FEES - SERVICE CLASS                                  9,364

ACCOUNTING FEES AND EXPENSES                                       412,106

NON-INTERESTED TRUSTEES' COMPENSATION                              18,038

CUSTODIAN FEES AND EXPENSES                                        109,054

REGISTRATION FEES                                                  59,688

AUDIT                                                              59,163

LEGAL                                                              50,872

MISCELLANEOUS                                                      125,832

 TOTAL EXPENSES BEFORE REDUCTIONS                                  28,742,746

 EXPENSE REDUCTIONS                                                (966,173)     27,776,573

NET INVESTMENT INCOME                                                            9,535,931

REALIZED AND UNREALIZED
 GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             736,453,459

 FOREIGN CURRENCY TRANSACTIONS                                     141,347       736,594,806

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             736,222,137

 ASSETS AND LIABILITIES IN                                         6,969         736,229,106
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  1,472,823,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,482,359,843

OTHER INFORMATION                                                               $ 964,281
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              1,892

                                                                                $ 966,173



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                     SIX MONTHS ENDED  YEAR ENDED
                                                                                      JUNE 30, 1998     DECEMBER 31,
                                                                                      (UNAUDITED)       1997



OPERATIONS                                                                              $ 9,535,931       $ 39,932,429
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                               736,594,806       1,023,118,931

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                     736,229,106       361,565,945

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         1,482,359,843     1,424,617,305

DISTRIBUTIONS TO SHAREHOLDERS                                                            (39,552,557)      (41,406,087)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                  (1,034,611,635)   (183,895,819)

 TOTAL DISTRIBUTIONS                                                                     (1,074,164,192)   (225,301,906)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                              1,261,415,723     443,407,898

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                1,669,611,374     1,642,723,297

NET ASSETS

 BEGINNING OF PERIOD                                                                     7,729,146,951     6,086,423,654

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,790,306 AND
$39,932,430, RESPECTIVELY)                                                               $ 9,398,758,325   $ 7,729,146,951



OTHER INFORMATION:
                                               SIX MONTHS ENDED JUNE 30, 1998

                                                         SHARES        DOLLARS         YEAR ENDED DECEMBER 31, 1997

                                                               (UNAUDITED)              SHARES         DOLLARS


SHARE TRANSACTIONS                                       25,045,532    $ 913,287,750     45,510,758    $ 1,540,122,332
INITIAL CLASS
 SOLD

  REINVESTED                                              31,899,317     1,073,412,015    7,138,844      225,301,906

  REDEEMED                                                (21,232,045)   (769,738,654)    (39,805,810)   (1,324,008,293)

  NET INCREASE (DECREASE)                                 35,712,804    $ 1,216,961,111   12,843,792    $ 441,415,945

 SERVICE CLASS A                                          1,202,328     $ 43,760,042      55,002        $ 2,016,184
 SOLD

  REINVESTED                                              22,359         752,178          -              -

  REDEEMED                                                (1,569)        (57,608)         (662)          (24,231)

  NET INCREASE (DECREASE)                                 1,223,118     $ 44,454,612      54,340        $ 1,991,953

DISTRIBUTIONS                                                           $ 39,524,861                    $ 41,406,087
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                       1,033,887,154                   183,895,819

 TOTAL                                                                  $ 1,073,412,015                 $ 225,301,906

 SERVICE CLASS - NET INVESTMENT INCOME                                   $ 27,696                         -

 SERVICE CLASS - NET REALIZED GAIN                                        724,481                         -

 TOTAL                                                                   $ 752,177                       $ -

                                                                         $ 1,074,164,192                 $ 225,301,906

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS


                                       SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                       JUNE 30, 1998

SELECTED PER-SHARE DATA                   (UNAUDITED)       1997      1996            1995        1994        1993

NET ASSET VALUE, BEGINNING OF PERIOD         $ 37.10      $ 31.14      $ 29.20      $ 21.69      $ 23.08      $ 19.76

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                      .04 D        .20 D        .22          .08          .12          .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)      6.34         6.91         3.82         7.55         (.12)        3.64

 TOTAL FROM INVESTMENT OPERATIONS             6.38         7.11         4.04         7.63         -            3.76

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                    (.19)        (.21)        (.08)        (.12)        (.12)        (.11)

 FROM NET REALIZED GAIN                       (4.97)       (.94)        (2.02)       -            (1.27)       (.21)

 IN EXCESS OF NET REALIZED GAIN                -            -            -            -            -            (.12)

 TOTAL DISTRIBUTIONS                          (5.16)       (1.15)       (2.10)       (.12)        (1.39)       (.44)

NET ASSET VALUE, END OF PERIOD                $ 38.32      $ 37.10      $ 31.14      $ 29.20      $ 21.69      $ 23.08

TOTAL RETURN B, C                             19.13%       23.48%       14.71%       35.36%       (.02)%       19.37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)       $ 9,349,835  $ 7,727,132  $ 6,086,424  $ 4,162,702  $ 2,141,869  $ 1,383,849

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .69% A       .69%         .69%         .70%         .70%         .71%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                      .66% A, F    .67% F       .67% F       .70%         .69% F       .71%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                    .23% A       .58%         .81%         .37%         .69%         .72%

PORTFOLIO TURNOVER                             127% A       113%         81%          108%         122%         159%

AVERAGE COMMISSION RATE G                     $ .0459      $ .0428      $ .0416



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                            SIX MONTHS ENDED  YEAR ENDED
                                                                            JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                     (UNAUDITED)       1997 E



NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 37.09     $ 36.92

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                      .03 D       .03 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                    6.34        .14

 TOTAL FROM INVESTMENT OPERATIONS                                           6.37        .17

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                 (.19)       -

 FROM NET REALIZED GAIN                                                     (4.97)      -

 TOTAL DISTRIBUTIONS                                                        (5.16)      -

NET ASSET VALUE, END OF PERIOD                                              $ 38.30     $ 37.09

TOTAL RETURN B, C                                                           19.10%      .46%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                      $ 48,923    $ 2,015

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     .79% A      .79% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS            .76% A, F   .77% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        .16% A      .70% A

PORTFOLIO TURNOVER                                                          127% A      113%

AVERAGE COMMISSION RATE G                                                   $ .0459     $ .0428

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                    PAST 1  PAST 5  PAST 10
JUNE 30, 1998                    YEAR    YEARS   YEARS

VIP: OVERSEAS - "INITIAL CLASS"  11.10%  13.50%  11.08%

MSCI EAFE                        6.33%   10.11%  6.82%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential
for significant growth over time; however,
investing in foreign markets means assuming
greater risks than investing in the United States.
Factors like changes in a country's financial
markets, its local political and economic climate,
and the fluctuating value of its currency create
these risks. For these reasons an international
fund's performance may be more volatile than
a fund that invests exclusively in the United
States.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the fund's past 10 year total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER THE PAST 10 YEARS
             VIP Overseas                MS EAFE Index (Net)
             00154                       MS001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9926.32                    10313.74
  1988/08/31       9578.95                     9643.15
  1988/09/30       9989.47                    10064.51
  1988/10/31      10431.58                    10925.65
  1988/11/30      10621.05                    11576.45
  1988/12/31      10642.11                    11641.00
  1989/01/31      10957.89                    11845.81
  1989/02/28      11147.37                    11906.70
  1989/03/31      11137.33                    11673.02
  1989/04/30      11466.14                    11781.28
  1989/05/31      11041.86                    11140.34
  1989/06/30      10999.44                    10952.81
  1989/07/31      12028.31                    12328.18
  1989/08/31      11943.46                    11773.74
  1989/09/30      12685.94                    12310.05
  1989/10/31      11996.49                    11815.47
  1989/11/30      12643.52                    12409.43
  1989/12/31      13439.04                    12867.30
  1990/01/31      13258.72                    12388.53
  1990/02/28      12949.25                    11523.87
  1990/03/31      13438.71                    10323.36
  1990/04/30      13513.19                    10241.44
  1990/05/31      14396.33                    11410.00
  1990/06/30      14715.54                    11309.50
  1990/07/31      15460.37                    11468.80
  1990/08/31      13885.60                    10355.09
  1990/09/30      12566.20                     8911.95
  1990/10/31      13736.64                    10300.61
  1990/11/30      13311.02                     9692.99
  1990/12/31      13215.26                     9850.02
  1991/01/31      13342.94                    10168.61
  1991/02/28      13792.47                    11258.68
  1991/03/31      13389.05                    10582.79
  1991/04/30      13683.43                    10686.72
  1991/05/31      13716.14                    10798.23
  1991/06/30      12963.83                    10004.76
  1991/07/31      13607.11                    10496.32
  1991/08/31      13650.72                    10283.16
  1991/09/30      14206.78                    10862.71
  1991/10/31      14304.91                    11016.69
  1991/11/30      13792.47                    10502.38
  1991/12/31      14272.20                    11044.76
  1992/01/31      14446.65                    10808.85
  1992/02/29      14145.60                    10421.98
  1992/03/31      13858.27                     9733.95
  1992/04/30      14720.27                     9780.23
  1992/05/31      15361.24                    10434.87
  1992/06/30      15073.91                     9939.92
  1992/07/31      14112.45                     9685.53
  1992/08/31      13990.89                    10293.01
  1992/09/30      13427.27                    10089.75
  1992/10/31      12510.02                     9560.50
  1992/11/30      12443.71                     9650.47
  1992/12/31      12742.09                     9700.38
  1993/01/31      13106.79                     9699.19
  1993/02/28      13363.51                     9992.17
  1993/03/31      14290.59                    10863.15
  1993/04/30      15240.28                    11894.09
  1993/05/31      15568.15                    12145.29
  1993/06/30      15183.75                    11955.80
  1993/07/31      15782.96                    12374.31
  1993/08/31      16630.90                    13042.31
  1993/09/30      16540.45                    12748.73
  1993/10/31      17139.66                    13141.62
  1993/11/30      16416.09                    11992.90
  1993/12/31      17501.45                    12858.88
  1994/01/31      18643.34                    13946.04
  1994/02/28      18314.53                    13907.41
  1994/03/31      17860.07                    13308.40
  1994/04/30      18450.86                    13873.06
  1994/05/31      18223.64                    13793.41
  1994/06/30      18030.49                    13988.34
  1994/07/31      18507.67                    14122.87
  1994/08/31      18723.54                    14457.23
  1994/09/30      18235.00                    14001.89
  1994/10/31      18609.92                    14468.15
  1994/11/30      17905.52                    13772.81
  1994/12/31      17803.27                    13859.05
  1995/01/31      17064.78                    13326.65
  1995/02/28      17109.68                    13288.40
  1995/03/31      17636.48                    14117.22
  1995/04/30      18140.38                    14648.15
  1995/05/31      18392.33                    14473.53
  1995/06/30      18564.11                    14219.71
  1995/07/31      19388.68                    15104.98
  1995/08/31      18850.42                    14528.78
  1995/09/30      19125.27                    14812.53
  1995/10/31      18747.35                    14414.36
  1995/11/30      18964.94                    14815.43
  1995/12/31      19537.56                    15412.34
  1996/01/31      19904.03                    15475.62
  1996/02/29      19947.86                    15527.93
  1996/03/31      20252.95                    15857.68
  1996/04/30      20816.18                    16318.72
  1996/05/31      20827.92                    16018.42
  1996/06/30      20980.46                    16108.58
  1996/07/31      20358.56                    15637.77
  1996/08/31      20511.10                    15672.03
  1996/09/30      21109.53                    16088.37
  1996/10/31      20898.32                    15923.74
  1996/11/30      21989.59                    16557.32
  1996/12/31      22106.93                    16344.33
  1997/01/31      22106.93                    15775.55
  1997/02/28      22619.12                    16037.42
  1997/03/31      22824.63                    16098.36
  1997/04/30      23017.29                    16186.90
  1997/05/31      24455.87                    17243.42
  1997/06/30      25740.32                    18196.98
  1997/07/31      26613.75                    18493.96
  1997/08/31      24610.01                    17115.24
  1997/09/30      26421.08                    18076.60
  1997/10/31      24571.48                    16691.75
  1997/11/30      24455.87                    16524.84
  1997/12/31      24661.39                    16672.08
  1998/01/31      25470.59                    17437.65
  1998/02/28      26904.32                    18559.77
  1998/03/31      28124.73                    19134.75
  1998/04/30      28915.21                    19289.36
  1998/05/31      28873.61                    19199.28
  1998/06/30      28596.24                    19348.07
IMATRL PRASUN   SHR__CHT 19980630 19980709 104655 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Overseas Portfolio on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $28,596 - a 185.96% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,348 over the same period - a 93.48% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                                                     % OF FUND'S
                                                     INVESTMENTS

TOTAL SA CLASS B                                     2.1

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECRICITE SA   1.9

NOVARTIS AG (REG.)                                   1.8

PHILIPS ELECTRONICS NV (BEARER)                      1.6

CREDIT SUISSE GROUP (REG.)                           1.4

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                     % OF FUND'S
                     INVESTMENTS

FINANCE              20.3

UTILITIES            8.7

HEALTH               8.6

ENERGY               7.4

BASIC INDUSTRIES     7.0

TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S
                              INVESTMENTS

JAPAN                         15.8

UNITED KINGDOM                13.8

FRANCE                        12.9

NETHERLANDS                   8.3

SWITZERLAND                   6.5

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                  PAST 1  PAST 5  PAST 10
JUNE 30, 1998                  YEAR    YEARS   YEARS

VIP: OVERSEAS - SERVICE CLASS  11.04%  13.49%  11.07%

MSCI EAFE                      6.33%   10.11%  6.82%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential
for significant growth over time; however,
investing in foreign markets means assuming
greater risks than investing in the United States.
Factors like changes in a country's financial
markets, its local political and economic climate,
and the fluctuating value of its currency create
these risks. For these reasons an international
fund's performance may be more volatile than
a fund that invests exclusively in the United
States.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER THE PAST 10 YEARS
             VIP Overseas - CL S         MS EAFE Index (Net)
             00495                       MS001
  1988/06/30      10000.00                    10000.00
  1988/07/31       9926.32                    10313.74
  1988/08/31       9578.95                     9643.15
  1988/09/30       9989.47                    10064.51
  1988/10/31      10431.58                    10925.65
  1988/11/30      10621.05                    11576.45
  1988/12/31      10642.11                    11641.00
  1989/01/31      10957.89                    11845.81
  1989/02/28      11147.37                    11906.70
  1989/03/31      11137.33                    11673.02
  1989/04/30      11466.14                    11781.28
  1989/05/31      11041.86                    11140.34
  1989/06/30      10999.44                    10952.81
  1989/07/31      12028.31                    12328.18
  1989/08/31      11943.46                    11773.74
  1989/09/30      12685.94                    12310.05
  1989/10/31      11996.49                    11815.47
  1989/11/30      12643.52                    12409.43
  1989/12/31      13439.04                    12867.30
  1990/01/31      13258.72                    12388.53
  1990/02/28      12949.25                    11523.87
  1990/03/31      13438.71                    10323.36
  1990/04/30      13513.19                    10241.44
  1990/05/31      14396.33                    11410.00
  1990/06/30      14715.54                    11309.50
  1990/07/31      15460.37                    11468.80
  1990/08/31      13885.60                    10355.09
  1990/09/30      12566.20                     8911.95
  1990/10/31      13736.64                    10300.61
  1990/11/30      13311.02                     9692.99
  1990/12/31      13215.26                     9850.02
  1991/01/31      13342.94                    10168.61
  1991/02/28      13792.47                    11258.68
  1991/03/31      13389.05                    10582.79
  1991/04/30      13683.43                    10686.72
  1991/05/31      13716.14                    10798.23
  1991/06/30      12963.83                    10004.76
  1991/07/31      13607.11                    10496.32
  1991/08/31      13650.72                    10283.16
  1991/09/30      14206.78                    10862.71
  1991/10/31      14304.91                    11016.69
  1991/11/30      13792.47                    10502.38
  1991/12/31      14272.20                    11044.76
  1992/01/31      14446.65                    10808.85
  1992/02/29      14145.60                    10421.98
  1992/03/31      13858.27                     9733.95
  1992/04/30      14720.27                     9780.23
  1992/05/31      15361.24                    10434.87
  1992/06/30      15073.91                     9939.92
  1992/07/31      14112.45                     9685.53
  1992/08/31      13990.89                    10293.01
  1992/09/30      13427.27                    10089.75
  1992/10/31      12510.02                     9560.50
  1992/11/30      12443.71                     9650.47
  1992/12/31      12742.09                     9700.38
  1993/01/31      13106.79                     9699.19
  1993/02/28      13363.51                     9992.17
  1993/03/31      14290.59                    10863.15
  1993/04/30      15240.28                    11894.09
  1993/05/31      15568.15                    12145.29
  1993/06/30      15183.75                    11955.80
  1993/07/31      15782.96                    12374.31
  1993/08/31      16630.90                    13042.31
  1993/09/30      16540.45                    12748.73
  1993/10/31      17139.66                    13141.62
  1993/11/30      16416.09                    11992.90
  1993/12/31      17501.45                    12858.88
  1994/01/31      18643.34                    13946.04
  1994/02/28      18314.53                    13907.41
  1994/03/31      17860.07                    13308.40
  1994/04/30      18450.86                    13873.06
  1994/05/31      18223.64                    13793.41
  1994/06/30      18030.49                    13988.34
  1994/07/31      18507.67                    14122.87
  1994/08/31      18723.54                    14457.23
  1994/09/30      18235.00                    14001.89
  1994/10/31      18609.92                    14468.15
  1994/11/30      17905.52                    13772.81
  1994/12/31      17803.27                    13859.05
  1995/01/31      17064.78                    13326.65
  1995/02/28      17109.68                    13288.40
  1995/03/31      17636.48                    14117.22
  1995/04/30      18140.38                    14648.15
  1995/05/31      18392.33                    14473.53
  1995/06/30      18564.11                    14219.71
  1995/07/31      19388.68                    15104.98
  1995/08/31      18850.42                    14528.78
  1995/09/30      19125.27                    14812.53
  1995/10/31      18747.35                    14414.36
  1995/11/30      18964.94                    14815.43
  1995/12/31      19537.56                    15412.34
  1996/01/31      19904.03                    15475.62
  1996/02/29      19947.86                    15527.93
  1996/03/31      20252.95                    15857.68
  1996/04/30      20816.18                    16318.72
  1996/05/31      20827.92                    16018.42
  1996/06/30      20980.46                    16108.58
  1996/07/31      20358.56                    15637.77
  1996/08/31      20511.10                    15672.03
  1996/09/30      21109.53                    16088.37
  1996/10/31      20898.32                    15923.74
  1996/11/30      21989.59                    16557.32
  1996/12/31      22106.93                    16344.33
  1997/01/31      22106.93                    15775.55
  1997/02/28      22619.12                    16037.42
  1997/03/31      22824.63                    16098.36
  1997/04/30      23017.29                    16186.90
  1997/05/31      24455.87                    17243.42
  1997/06/30      25740.32                    18196.98
  1997/07/31      26613.75                    18493.96
  1997/08/31      24610.01                    17115.24
  1997/09/30      26421.08                    18076.60
  1997/10/31      24571.48                    16691.75
  1997/11/30      24455.87                    16524.84
  1997/12/31      24661.39                    16672.08
  1998/01/31      25470.59                    17437.65
  1998/02/28      26904.32                    18559.77
  1998/03/31      28124.73                    19134.75
  1998/04/30      28901.35                    19289.36
  1998/05/31      28859.74                    19199.28
  1998/06/30      28582.38                    19348.07
IMATRL PRASUN   SHR__CHT 19980630 19980709 105331 R00000000000123
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Overseas Portfolio - Service Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $28,582 - a 185.82% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,348 over the same period - a 93.48% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                                                     % OF FUND'S
                                                     INVESTMENTS

TOTAL SA CLASS B                                     2.1

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECRICITE SA   1.9

NOVARTIS AG (REG.)                                   1.8

PHILIPS ELECTRONICS NV (BEARER)                      1.6

CREDIT SUISSE GROUP (REG.)                           1.4

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                     % OF FUND'S
                     INVESTMENTS

FINANCE              20.3

UTILITIES            8.7

HEALTH               8.6

ENERGY               7.4

BASIC INDUSTRIES     7.0

TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S
                              INVESTMENTS

JAPAN                         15.8

UNITED KINGDOM                13.8

FRANCE                        12.9

NETHERLANDS                   8.3

SWITZERLAND                   6.5

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Mace, Portfolio Manager of Overseas
Portfolio
Q. HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK, RICK?
A. For the six months that ended June 30, 1998, the fund performed in line with the 16.05% return of the Morgan Stanley Capital International EAFE Index, which tracks the performance of stocks in Europe, Australasia and the Far East. For the 12 months that ended June 30, 1998, the fund's performance topped that of the EAFE index, which returned 6.33%.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE?
A. For the most part, stock selection was the key. European financial positions made particularly strong contributions to performance, as low interest rates, benign inflation, improving economies and surging securities markets provided a favorable environment for banks and insurers. In addition, merger and acquisition activity within this sector continued to boost valuations. Particular standouts included companies that were among the fund's 25 largest holdings, including Swiss banking companies Credit Suisse and Julius Baer, as well as French bank Societe Generale. Insurers also aided performance and included Dutch company ING Groep. Telecommunications stocks were also among the fund's more solid performers. In addition to recent merger and consolidation activity, the cellular market in the United Kingdom was particularly strong, and Vodafone Group was among the fund's best performers.
Q. WHICH STOCKS PROVIDED THE BEST PERFORMANCE FOR THE FUND DURING THE PAST SIX MONTHS?
A. Alcatel Alsthom was one of the top contributors to performance. This is a French electronics equipment company with a superb management team. The team has been concentrating on the divestiture of peripheral businesses and non-core assets, aiming its focus instead on its core, high-return businesses. An enormous increase in free cash flow has resulted from this program, enabling the company to reduce debt and thus improve its balance sheet. One of its main businesses is in the manufacture of telecommunications equipment, a very fast growing sector of late. As I mentioned, British cellular company Vodafone was another major holding in the telecommunications sector that boosted performance. Vodafone has been growing its business at a pace that has exceeded expectations in both magnitude and sustainability. Also among the fund's top performers for the period was the British-based business services company Rentokil, which provides a wide range of services to businesses worldwide, such as cleaning, maintenance and landscaping. I owned it because it was cheap and its businesses were growing at a very rapid rate.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. Japanese financial holdings hurt performance the most. Because the Japanese economy remained stagnant and there were continued concerns about asset quality, banks were especially hard hit. Securities brokers were hurt by the equity market's poor performance, because their fortunes are highly correlated with the level of market activity. Similarly, real estate company holdings also suffered from the general decline in the domestic economy, despite some signs that real estate prices might be bottoming. Among the fund's financial holdings most hurt by these events were Long-Term Credit Bank, Nomura Securities and Sumitomo Realty & Development Company.
Q. WHAT'S YOUR OUTLOOK?
A. I think the European economies will continue to improve. However, stock selection will be especially critical. Company earnings must come through as expected in order to justify the lofty stock valuations that the markets have placed on them. If earnings disappoint, we run the risk of a stock correction. In Japan, I am continuing to look for signs of an improvement in the economy and have pinpointed a number of companies that could be early beneficiaries of a turnaround as candidates for purchase. I will also be keeping a close watch on the emerging markets, where we are beginning to see some significant improvement in valuations. However, unlike my approach to investing in the developed markets, country and regional factors play as much of a role in my decision making as stock selection. In general, emerging markets are more volatile than developed markets. Accordingly, when I make an investment in a stock in an emerging market, I expect a higher level of return to compensate shareholders for the higher level of risk there. Up to this point,I have not found many stocks outside of Latin America and South Africa that meet these criteria.



FUND FACTS
GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin

START DATE: January 18, 1987
SIZE: as of June 30, 1998, more than $2.2 billion
MANAGER: Richard Mace, since 1996;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.3%
                                     SHARES         VALUE (NOTE 1)
ARGENTINA - 0.3%
Bansud SA Class B (a)  184,000 $ 1,444,602
Telecom Argentina Class B
 sponsored ADR  102,500  3,055,781
YPF Sociedad Anonima sponsored ADR
 representing Class D shares  95,700  2,876,981
  7,377,364
AUSTRALIA - 2.2%
AMP Ltd.   93,900  1,098,989
Australia & New Zealand Banking
 Group Ltd.   1,425,000  9,830,284
Brambles Industries Ltd.   100,100  1,964,366
Broken Hill Proprietary Co. Ltd. (The)  416,044  3,516,721
CSR Ltd.   248,800  717,963
Coles Myer Ltd.   700,400  2,732,453
Commonwealth Bank of Australia (c)  201,300  2,348,501
David Jones Ltd.   695,700  797,003
Fosters Brewing Group Ltd.   891,900  2,098,774
Howard Smith  44,100  259,435
National Australia Bank Ltd.   294,300  3,881,824
News Corp. Ltd.   473,470  3,864,327
News Corp. Ltd. ADR  29,200  938,050
News Corp. Ltd. sponsored ADR
 (ltd. vtg.)  44,200  1,248,650
QNI Ltd.   1,054,780  427,828
Rio Tinto Ltd.   131,200  1,559,916
Western Mining Holdings Ltd.   2,076,296  6,248,727
Westpac Banking Corp.   302,500  1,845,133
Woodside Petroleum Ltd.   375,600  1,874,678
Woolworths Ltd.   1,057,800  3,438,974
  50,692,596
AUSTRIA - 0.1%
OMV AG  20,500  2,741,715
BRAZIL - 1.8%
Compania Energertica Minas Gerais  185,466,014  5,853,192
Centrais Electricas Brasileiras SA  27,560,000  829,267
Petrobras PN (Pfd. Reg.)  30,358,000  5,643,482
Telecomunicacoes Brasileiras SA
 sponsored ADR  227,300  24,818,319
Telesp PN (Pfd. Reg.)  6,704,000  1,576,661
Telecom de Sao Paulo rights 7/8/98 (a)  315,073  5,040
Telesp Celular SA Class B  20,793,000  1,725,933
  40,451,894
CANADA - 2.3%
Abitibi-Consolidated, Inc.   88,300  1,140,034
Alcan Aluminium Ltd.   269,700  7,441,901
Alliance Forest Products, Inc. (a)  78,800  1,194,549
Alliance Forest Products, Inc. (a)(c)  83,700  1,268,830
BCE, Inc.   258,200  10,968,332
Canadian Pacific Ltd.   28,100  792,601
Canadian National Railway Co.   15,500  825,822
Canadian Natural Resources Ltd. (a)  159,900  2,745,345
Domtar, Inc.   518,800  3,481,642
Greenstone Resources Ltd. (a)  141,300  534,297
Inco Ltd.   155,000  2,117,356
National Bank of Canada  376,000  7,365,014
Noranda, Inc.   374,800  6,486,064
Rio Alto Exploration Ltd. (a)  337,400  3,735,479
St. Laurent Paperboard, Inc. (a)(c)  155,900  1,800,378
  51,897,644

                                     SHARES         VALUE (NOTE 1)
DENMARK - 0.7%
Den Danske Bank Group AS  28,300 $ 3,389,787
International Service Systems AS Class B  68,300  3,966,549
Jyske Bank AS (Reg.)  6,800  800,893
Novo-Nordisk AS Class B  25,400  3,496,022
Unidanmark AS Class A  43,700  3,921,047
  15,574,298
FINLAND - 2.0%
Enso OY Class R  640,600  6,912,614
Merita Ltd., Series A  137,500  905,758
Metsa-Serla Ltd. Class B  964,400  9,301,088
Nokia Corp. AB:
 sponsored ADR  1,000  72,563
 Series A  156,000  11,454,307
Outokumpu OY Class A  107,300  1,366,779
Pohjola Class B  78,700  3,909,652
Raisio Group PLC  92,000  1,657,386
Sampo Insurance Co. Ltd.   22,400  1,059,795
UPM-Kymmene Corp.   292,200  8,028,933
Valmet OY  95,500  1,643,975
  46,312,850
FRANCE - 12.9%
Accor SA  35,300  9,851,975
Alcatel Alsthom Compagnie Generale
 d'Electricite:
 SA  214,150  43,483,489
 SA sponsored ADR  1,500  61,031
Axa SA  103,526  11,611,988
Atos SA (a)  22,500  5,381,443
BQE National Paris Ord.   23,300  1,898,590
Cap Gemini Sogeti SA  32,500  5,092,784
Coflexip sponsored ADR  78,000  4,767,750
Compagnie de Saint Gobain  15,900  2,940,025
Compagnie Generale
 de Geophysique SA  6,900  1,009,534
Credit Commercial de France Ord.   92,800  7,791,373
Elf Aquitaine SA sponsored ADR  1,000  71,000
Elf Sanofi SA  82,000  9,616,825
Eramet SA  29,862  1,180,196
Groupe Danone  32,100  8,826,507
LVMH (Moet-Hennessy Louis Vuitton)
 sponsored ADR  21,000  4,191,340
Lafarge SA  46,021  4,744,433
Lagardere S.C.A. (Reg.)  146,400  6,078,166
Michelin SA (Compagnie Generale
 des Etablissements) Class B  143,119  8,238,933
Nationale Elf Aquitaine  149,400  20,946,804
Pechiney SA Class A  188,584  7,574,467
Peugeot SA Ord.   18,700  4,009,897
Renault SA Ord. (a)  106,800  6,058,313
Rhone Poulenc:
 SA Class A  151,572  8,525,534
 Sponsored ADR representing
 1/4 share  1,000  56,188
Royal Canin SA  13,500  770,474
Royal Canin SA (c)  45,000  2,568,247
Scor SA  72,200  4,567,208
Societe Generale Class A  109,200  22,641,551
Suez Lyonnaise des Eaux  18,800  3,085,526
Total SA:
 Class B  376,554  48,820,032
 sponsored ADR  1,000  65,375
COMMON STOCKS - CONTINUED
                                     SHARES         VALUE (NOTE 1)
FRANCE - CONTINUED
Unibail  14,000 $ 1,805,856
Usinor Sacilor  350,200  5,395,246
Union Assurances Federales SA  50,399  7,922,515
Valeo SA  39,100  3,985,781
Vivendi SA  36,200  7,708,734
  293,345,130
GERMANY - 4.9%
Allianz Aktiengesellschaft Holdings (Reg.)  44,800  14,681,416
BHF Bank AG  413,100  15,971,067
BASF AG  234,200  11,024,758
Bayer AG  168,100  8,656,034
(BMW) Muenchen Bayerische
 Motorenwerke AG  1,700  1,709,403
Continental Gummi-Werke AG  97,000  2,982,965
Deutsche Bank AG  36,600  3,081,040
Deutsche Lufthansa AG  142,300  3,541,759
Dresdner Bank AG Ord.   120,900  6,452,235
Hoechst AG Ord.   185,600  9,172,212
Mannesmann AG Ord.   219,000  22,154,369
Philipp Holzmann AG (a)  9,500  2,309,320
Siemens AG  13,200  800,542
Veba AG Ord.   124,900  8,217,287
Wella AG  900  891,040
  111,645,447
GREECE - 0.1%
STET Hellas Telecommunications
 SA ADR  37,400  1,552,100
HONG KONG - 0.8%
China Telecom (Hong Kong) Ltd.   2,126,000  3,673,992
CLP Holdings Ltd.   374,000  1,704,169
Dairy Farm International Holdings Ltd.   1,376,000  1,472,320
Hong Kong & China Gas Co. Ltd.   555,000  630,438
Hutchison Whampoa Ltd. Ord.   240,000  1,267,071
JCG Holdings Ltd.   166,000  46,069
Johnson Electric Holdings Ltd.   1,167,000  4,323,338
Li & Fung Ltd.   162,000  261,392
National Mutual Asia Ltd.   1,040,000  664,515
Sun Hung Kai Properties Ltd.   272,000  1,155,131
Vtech Holdings Ltd.   563,000  2,096,624
  17,295,059
IRELAND - 1.2%
Bank of Ireland, Inc.   615,219  12,599,289
Elan Corp. PLC ADR (a)  49,100  3,157,744
Independent Newspapers PLC  667,349  3,505,754
Smurfit (Jefferson) Group PLC  2,287,900  6,782,271
  26,045,058
ITALY - 1.8%
Alitalia Linee Aeree Italiane Class A (a) 1,254,000 4,012,517 Assicurazioni Generali Spa 446,000 14,398,386
Cartiere (Burgo) Ord.   93,300  740,640
Credito Italiano Ord.   1,467,600  7,608,951
Eni Spa  738,900  4,801,604
Finmeccanica Spa (a)  1,781,800  1,394,843
Istituto Nazionale Delle
 Assicurazioni Spa  577,600  1,641,070
Telecom Italia Spa  211,110  1,538,543
Telecom Italia Mobile Spa  867,300  5,278,750
  41,415,304

                                     SHARES         VALUE (NOTE 1)
JAPAN - 15.0%
Acom Co. Ltd.   106,900 $ 5,070,690
Aiful Corp. (c)  64,200  3,128,439
Aiwa Co. Ltd.   71,700  2,244,979
Aoyama Trading Co. Ord.   3,300  81,235
Asahi Breweries Ltd.   158,000  1,990,211
Bank of Tokyo-Mitsubishi Ltd.   110,000  1,163,104
Banyu Pharmaceutical Co. Ltd.   245,000  2,645,217
Bridgestone Corp.   208,000  4,910,674
Canon, Inc.   405,000  9,182,681
Circle K Japan Co. Ltd.   14,300  497,150
Citizen Watch Co. Ltd. Ord.   472,000  3,890,016
DDI Corp. Ord.   198  688,361
Daiwa House Industry Co. Ltd.   113,000  996,365
Daiwa Securities Co. Ltd.   390,000  1,675,880
Dainippon Ink & Chemicals, Inc.   393,000  1,202,224
Denny's Japan Co. Ltd.   79,000  1,961,779
Fuji Bank Ltd.   1,096,000  4,883,207
Fuji Heavy Industries Ltd.   259,000  1,280,738
Fuji International Trust unit sponsored
 ADR (c)  100  971,285
Fuji Photo Film Co. Ltd.   478,000  16,618,008
Fujitsu Ltd.   122,000  1,282,084
Fujitec Co. Ltd.   63,000  380,911
Hitachi Ltd.   488,000  3,178,867
Hitachi Maxell Ltd.   511,000  9,673,432
Honda Motor Co. Ltd.   495,000  17,600,949
Ito-Yokado Co. Ltd.   149,000  7,003,311
Jafco Co. Ltd.   46,000  1,225,077
Kao Corp.   301,000  4,636,435
Mabuchi Motor Co.   52,200  3,306,413
Matsushita Electric Industrial Co. Ltd.   785,000  12,600,230
Matsushita Communication Industrial
 Co. Ltd.   122,000  3,213,992
Matsushita Electric Works Co. Ltd.   728,000  5,868,854
Matsumotokiyoshi Co. Ltd.   4,300  151,040
Meitec Corp.   55,000  1,900,237
Minebea Co. Ltd.   823,000  8,180,832
Minolta Camera Co. Ltd.   1,289,000  8,721,370
Mitsubishi Electric Co. Ord.   1,533,000  3,519,952
Mitsubishi Estate Co. Ltd.   678,000  5,953,789
Mitsubishi Trust & Banking Corp.   350,000  2,970,201
Mitsui Fudosan Co. Ltd.   303,000  2,390,326
NGK Insulators Ltd.   165,000  1,431,116
Nintendo Co. Ltd. Ord.   53,000  4,902,109
Nippon Telegraph & Telephone
 Corp. Ord.   539  4,461,599
Nomura Securities Co. Ltd.   920,000  10,694,594
Nichiei Co. Ltd.   34,500  2,344,202
Nichicon Corp.   184,000  2,052,832
Omron Corp.   539,000  8,224,861
Orix Corp.   143,900  9,705,196
Osaka Gas Co. Ltd.   370,000  948,103
Paris Miki, Inc.   9,700  127,141
Rohm Co. Ltd.   99,000  10,154,394
Sakura Bank Ltd.   1,020,000  2,643,057
Sankyo Co. Ltd.   1,197,000  27,226,083
Secom Co. Ltd.   18,000  1,037,789
Sekisui House Ltd.   224,000  1,733,247
Sekisui Chemical Co. Ltd.   6,000  30,663
Sharp Corp.   477,000  3,859,123
Shin-Etsu Chemical Co. Ltd.   186,000  3,213,129
Sony Corp.   139,300  11,981,825
Shohkoh Fund & Co. Ltd.   7,000  1,718,131
COMMON STOCKS - CONTINUED
                                     SHARES         VALUE (NOTE 1)
JAPAN - CONTINUED
Sumitomo Realty & Development Co. Ltd.   959,000 $ 4,224,487
Sumitomo Special Metals Co.   51,000  1,082,919
TDK Corp.   88,000  6,492,478
Takeda Chemical Industries Ltd.   768,000  20,398,185
Takefuji Corp.   79,500  3,662,276
Takefuji Corp. (c)  57,000  2,625,783
Terumo Corp.   143,000  2,264,450
THK Co. Ltd.   548,400  6,078,860
Tokio Marine & Fire Insurance Co.
 Ltd. (The)  312,000  3,202,418
Tokyo Gas Co. Ltd.   391,000  869,639
Toyota Motor Corp.   96,000  2,480,674
Tokyo Electron Ltd.   82,000  2,508,457
Tokyo Seimitsu Co. Ltd.   57,000  1,435,975
Uni Charm Corp. Ord.   80,000  2,959,764
Yamanouchi Pharmaceutical Co. Ltd.   195,000  4,056,359
  341,672,463
LUXEMBOURG - 0.1%
Stolt Comex Seaway SA Class A
 sponsored ADR  48,500  848,750
Stolt Comex Seaway SA (a)  97,000  1,879,375
  2,728,125
MALAYSIA - 0.1%
Malayan Banking BHD  28,000  28,288
Malayan Banking BHD Class A  28,000  27,611
Oriental Holdings BHD  1,027,000  1,712,701
  1,768,600
MEXICO - 0.7%
Grupo Financiero Banamex-Accival
 Class B (a)  1,678,000  3,273,690
Grupo Carso SA de CV Class A-1  153,000  644,749
Grupo Financiero Bancomer Class B  19,401,000  7,245,635
Grupo Elektra SA  554,300  580,872
Grupo Financiero Inbursa SA Class B  495,000  1,269,231
Telefonos de Mexico SA sponsored
 ADR representing Ord. Class L shares  66,100  3,176,931
  16,191,108
NETHERLANDS - 8.3%
Ahold NV  178,891  5,731,182
AKZO Nobel NV  520,000  28,841,408
AKZO NV sponsored ADR  1,000  55,438
Beter Bed Holding NV  44,117  1,601,697
Benckiser NV Class B  91,800  5,634,333
Hagemeyer NV  127,000  5,483,135
ING Groep NV  413,756  27,039,028
Koninklijke Hoogovens NV  143,600  6,199,828
Koninklijke KPN N.V  76,700  2,946,454
Nutreco Holding NV  98,400  3,437,302
Philips Electronics NV  500  42,500
Philips Electronics NV (Bearer)  444,500  37,291,549
Royal Dutch Petroleum Co. Ord.   421,960  23,351,938
Royal Dutch Petroleum Co.   1,000  54,813
TNT Post Group N.V  76,700  1,956,777
Unilever NV:
 Ord.   366,200  28,997,758
 ADR  1,000  78,938
Vedior NV  117,500  3,314,731
Vendex CVA (part-exchangeable)  45,400  1,703,962
VNU Ord.   152,600  5,532,756
  189,295,527

                                     SHARES         VALUE (NOTE 1)
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   32,700 $ 2,233,819
NEW ZEALAND - 0.0%
Air New Zealand Ltd. Class B  552,200  592,273
NORWAY - 0.4%
NCL Holdings AS (a)  1,350,888  6,680,322
Schibsted AS, Series B  190,900  3,213,176
  9,893,498
PERU - 0.1%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  80,200  1,052,625
PORTUGAL - 0.7%
BPI-SGPS SA (Reg.)  216,400  6,969,368
Banco Pinto & Sotto Mayor SA (Reg.)  136,300  3,376,387
Electricidade de Portugal SA  117,300  2,721,304
Portugal Telecom SA  17,000  899,184
Telecel Comunicacoes Pessoais SA  6,700  1,187,314
  15,153,557
RUSSIA - 0.2%
Vimpel Communications
 sponsored ADR (a)  79,900  3,575,525
SINGAPORE - 0.1%
DBS Land Ltd.   1,801,000  1,495,049
SOUTH AFRICA - 0.1%
Amalgamated Banks of South Africa Ltd.   98,200  609,120
Gencor Ltd. (Reg.)  164,160  251,813
Sasol, Ltd.   278,900  1,606,071
  2,467,004
SPAIN - 2.3%
Banco Bilbao Vizcaya SA Ord. (Reg.)  230,700  11,829,613
Banco de Santander SA Ord. (Reg.)  31,800  813,233
Corporacion Mapfre Compania
 Internacional de Reaseguros SA (Reg.)  44,700  1,566,888
Iberdrola SA  156,000  2,530,884
Mapfre Vida SA  39,800  1,898,202
Repsol SA Ord.   95,900  5,267,377
Telefonica de Espana SA:
 Ord.   639,200  29,527,809
 sponsored ADR  500  69,531
  53,503,537
SWEDEN - 4.8%
ABB AB:
 Series A  148,900  2,104,002
 Series B  153,000  2,123,671
Assa Abloy AB Class B  7,100  278,336
Astra AB Class A Free shares  1,165,800  23,762,086
Electrolux AB  436,000  7,469,301
Ericsson (L.M.) Telephone Co.:
 Class B  298,900  8,708,728
 Class B ADR  2,500  71,563
ForeningsSparbanken AB, Series A  148,100  4,444,667
Granges AB (Reg.)  17,800  324,972
IBS (International Business Systems) AB
 Class B Free shares (a)  128,400  2,215,731
Incentive AB Class B  48,700  889,108
Investor AB Class B Free shares  82,000  4,773,165
Nordbanken Holding AB  652,500  4,773,196
SKF AB Ord.   117,100  2,123,234
Skandia Foersaekrings AB  500,000  7,127,673
COMMON STOCKS - CONTINUED
                                     SHARES         VALUE (NOTE 1)
SWEDEN - CONTINUED
Svenska Handelsbanken  244,200 $ 11,298,487
Swedish Match Co.   4,321,100  14,319,014
Volvo AB:
 Class B  399,700  11,870,545
 ADR Class B  2,000  59,125
  108,736,604
SWITZERLAND - 6.5%
Adecco SA (Bearer)  9,300  4,184,312
Compagnie Financiere Richemont
 AG Class A Unit (Bearer)  600  783,424
Credit Suisse Group (Reg.)  143,200  31,790,824
Holderbank Financiere Glarus
 AG (Bearer)  1,500  1,904,292
Julius Baer Holding AG  5,903  18,424,427
Nestle SA (Reg.)  12,630  26,967,262
Novartis AG (Reg.)  25,271  41,956,260
Roche Holding AG  464  4,546,147
Union Bank of Switzerland (UBS)
 AG (Reg.)  47,861  17,756,030
  148,312,978
TURKEY - 0.0%
Turkiye is Bankasi AS Class C  21,438,700  865,169
UNITED KINGDOM - 13.8%
Allied Domecq PLC  6,200  58,213
Amec PLC Ord.   300  858
BAT Industries PLC Ord.   1,020,900  10,215,330
BBA Group PLC  282,372  2,128,521
Britax International PLC  270,200  732,245
Barclays PLC Ord.   390,000  11,238,964
Barratt Developments PLC  847,125  3,729,661
Bass PLC Ord.   144,300  2,702,490
Bank of Scotland  371,900  4,161,660
Billiton PLC  820,800  1,663,151
Boots Co. PLC Class L (The)  161,900  2,681,106
British Aerospace PLC  1,824,900  13,969,141
British Petroleum PLC:
 Ord.   1,215,721  17,719,982
 ADR  500  44,125
British Energy PLC  254,900  2,227,507
British Telecommunications PLCOrd.   761,400  9,396,422
Cable & Wireless PLC Ord.   348,900  4,235,945
CGU PLC  378,500  7,057,089
Caradon PLC  3,539,180  10,860,214
Cookson Group PLC  4,105,800  14,105,320
Courtaulds Textiles PLC  547,300  2,646,923
Devro PLC  166,100  1,394,720
Dorling Kindersley Holdings PLC,
 Class L  175,400  614,281
Gallaher Group PLC  1,326,100  7,325,716
Glaxo PLC sponsored ADR  1,000  59,813
Glaxo Wellcome PLC  537,300  16,120,033
HSBC Holdings PLC  345,100  8,356,598
HSBC Holdings PLC Ord.   456,000  11,566,767
Hazlewood Foods PLC Ord.   256,200  1,021,163
Inchcape PLC Ord.   952,800  3,003,181
Johnson Matthey PLC  167,700  1,504,642
Lloyds TSB Group PLC  923,195  12,909,649
Man (E D & F) Group PLC  33,000  170,606
Mayflower Corp.   216,700  715,553
National Grid Co. PLC  529,890  3,570,138


                                     SHARES         VALUE (NOTE 1)
Nycomed Amersham PLC  309,720 $ 2,304,971
Pearson PLC  198,600  3,636,633
Peninsular & Oriental Steam
 Navigation Co.   82,500  1,187,361
Pilkington PLC Ord.   1,352,200  2,491,846
Rentokil Initial PLC  1,927,700  13,855,897
Rio Tinto PLC (Reg.)  469,800  5,288,527
Royal & Sun Alliance Insurance
 Group PLC  232,408  2,401,100
Saatchi & Saatchi PLC  848,200  2,348,142
Scottish & Newcastle Brewers PLC  202,900  2,869,431
Shell Transport & Trading Co.
 PLC (Reg.)  2,497,800  17,578,752
Shell Transport & Trading Co. PLC
 ADR (New)  1,500  63,563
Siebe PLC  312,800  6,244,229
SmithKline Beecham PLC:
 ADR  1,000  60,500
 Ord.   2,020,642  24,650,267
Somerfield PLC  638,400  4,077,647
Standard Chartered Bank PLC  80,000  908,563
Tarmac PLC  522,400  932,191
Thistle Hotels PLC  255,400  924,269
Tomkins PLC Ord.   179,800  975,270
Unilever PLC:
 Ord.   621,100  6,608,458
 ADR  1,500  64,969
Vodafone Group PLC  1,665,144  21,118,786
WPP Group PLC  420,900  2,756,849
Wimpey George PLC  524,700  1,010,674
  314,266,622
UNITED STATES OF AMERICA - 1.9%
Aluminum Co. of America  95,400  6,290,438
Chrysler Corp.   382,000  21,535,250
DSC Communications Corp.   363,900  10,917,000
Kaiser Aluminum Corp. (a)  8,200  78,413
Newmont Mining Corp.   46,000  1,086,750
Transocean Offshore, Inc.   52,400  2,331,800
  42,239,651
TOTAL COMMON STOCKS
 (Cost $1,517,922,752)   1,962,390,193
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 0.1%
AUSTRALIA - 0.1%
WBK Trust $3.135 STRYPES  86,400  2,608,200
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
AUSTRALIA - 0.1%
Star City Holdings Ltd. (a)  1,517,100  883,096
GERMANY - 1.0%
Boss (Hugo) AG  650  1,430,863
Dyckerhoff AG (non-vtg.)  4,800  1,871,681
Porsche AG  100  292,588
SAP AG (Systeme Anwendungen
 Produkte)  24,600  16,599,558
Wella AG  2,635  2,943,971
  23,138,661
PREFERRED STOCKS - CONTINUED
                                     SHARES         VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
ITALY - 1.1%
Telecom Italia Mobile Spa de Risp  3,129,800 $ 10,422,159
Telecom Italia Spa  2,933,325 14,236,991
  24,659,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS   48,680,907
TOTAL PREFERRED STOCKS
 (Cost $23,403,092)   51,289,107
CLOSED-END INVESTMENT COMPANIES - 0.4%
GERMANY - 0.3%
Emerging Germany Fund, Inc.   70,600  1,081,063
New Germany Fund, Inc. (The)  338,800  6,310,150
  7,391,213
UNITED STATES OF AMERICA - 0.1%
Morgan Stanley Asia-Pacific Fund, Inc.   181,300  1,167,119
Templeton Dragon Fund, Inc.   183,500  1,536,813
  2,703,932
TOTAL CLOSED-END INVESTMENT COMPANIES
 (Cost $10,268,518)   10,095,145
GOVERNMENT OBLIGATIONS - 0.2%
                                  MOODY'S        PRINCIPAL
                                  RATINGS        AMOUNT
ITALY - 0.1%
Italian Republic 5%,
 6/28/01 CV Aaa $ 1,940,000  3,181,600
UNITED STATES OF AMERICA - 0.1%
U.S. Treasury Bills yield at date of
purchase 4.91% 7/23/98 (d)  - 1,100,000  1,096,699
TOTAL GOVERNMENT OBLIGATIONS
 (Cost $4,287,729)   4,278,299
CASH EQUIVALENTS - 10.8%
                                     SHARES
Taxable Central Cash Fund (b)
 (Cost $244,944,845)  244,944,845  244,944,845
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,800,826,936)  $ 2,272,997,589
FUTURES CONTRACTS
                      EXPIRATION UNDERLYING FACE  UNREALIZED
                      DATE       AMOUNT AT VALUE  GAIN/(LOSS)
PURCHASED
230 Nikkei 225 Stock
Index Contracts       Sep. 1998  $ 18,043,500     $ 323,499
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT
IN SECURITIES - 0.8%
SECURITY TYPE ABBREVIATIONS
STRYPES - Structured Yield Product Exchangeable for Common Stock
LEGEND
(a)  Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,711,463 or .7% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,085,000.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $645,350,636 and $680,521,628, respectively.
The market value of futures contracts opened and closed during the period amounted to $44,734,374 and $35,675,669, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $9,984 for the period (see Note 4 of Notes to Financial Statements).
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense                 0.6%
Basic Industries                    7.0
Cash Equivalents                   10.8
Construction & Real Estate          2.6
Durables                            6.6
Energy                              7.4
Finance                            20.3
Government Obligations              0.2
Health                              8.6
Holding Companies                   1.2
Industrial Machinery & Equipment    7.0
Media & Leisure                     2.1
Nondurables                         5.8
Precious Metals                     0.4
Retail & Wholesale                  1.8
Services                            2.1
Technology                          6.1
Transportation                      0.7
Utilities                           8.7
                                  100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $1,801,715,640. Net unrealized appreciation aggregated $471,281,949, of which $588,862,117 related to appreciated investment securities and $117,580,168 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,800,826,936) -                $ 2,272,997,589
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                            9,552,793

RECEIVABLE FOR FUND SHARES SOLD                                            4,006,522

DIVIDENDS RECEIVABLE                                                       5,735,398

INTEREST RECEIVABLE                                                        788,993

RECEIVABLE FOR DAILY VARIATION                                             269,020
ON FUTURES CONTRACTS

OTHER RECEIVABLES                                                          64,441

 TOTAL ASSETS                                                              2,293,414,756

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 25,238

PAYABLE FOR INVESTMENTS PURCHASED                             18,454,716

PAYABLE FOR FUND SHARES REDEEMED                              9,028,150

ACCRUED MANAGEMENT FEE                                        1,367,497

DISTRIBUTION FEES PAYABLE                                     1,142

OTHER PAYABLES AND                                            474,539
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                         29,351,282

NET ASSETS                                                                $ 2,264,063,474

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 1,704,514,880

UNDISTRIBUTED NET INVESTMENT INCOME                                        10,033,841

ACCUMULATED UNDISTRIBUTED                                                  77,075,678
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  472,439,075
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                $ 2,264,063,474

INITIAL CLASS:                                                             $20.62
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE
 PER SHARE ($2,248,026,185
 (DIVIDED BY) 109,008,819 SHARES)

SERVICE CLASS:                                                             $20.61
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE ($16,037,289
 (DIVIDED BY) 777,945 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 28,746,889
DIVIDENDS

INTEREST                                                                         3,917,149

                                                                                 32,664,038

LESS FOREIGN TAXES WITHHELD                                                      (3,409,759)

 TOTAL INCOME                                                                    29,254,279

EXPENSES

MANAGEMENT FEE                                                    $ 7,929,475

TRANSFER AGENT FEES                                                745,042

DISTRIBUTION FEES - SERVICE CLASS                                  3,294

ACCOUNTING FEES AND EXPENSES                                       402,810

NON-INTERESTED TRUSTEES' COMPENSATION                              2,315

CUSTODIAN FEES AND EXPENSES                                        529,361

REGISTRATION FEES                                                  8,630

AUDIT                                                              29,297

LEGAL                                                              11,974

MISCELLANEOUS                                                      93,144

 TOTAL EXPENSES BEFORE REDUCTIONS                                  9,755,342

 EXPENSE REDUCTIONS                                                (139,173)     9,616,169

NET INVESTMENT INCOME                                                            19,638,110

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             80,123,034

 FOREIGN CURRENCY TRANSACTIONS                                     (276,520)

 FUTURES CONTRACTS                                                 (1,632,066)   78,214,448

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             207,520,512

 ASSETS AND LIABILITIES IN                                         14,205
 FOREIGN CURRENCIES

 FUTURES CONTRACTS                                                 1,252,257     208,786,974

NET GAIN (LOSS)                                                                  287,001,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 306,639,532

OTHER INFORMATION                                                               $ 139,173
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                  SIX MONTHS ENDED  YEAR ENDED
                                                                                   JUNE 30, 1998     DECEMBER 31,
                                                                                   (UNAUDITED)       1997

OPERATIONS                                                                         $ 19,638,110     $ 29,647,363
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                           78,214,448       117,046,383

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                               208,786,974      58,363,873

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    306,639,532      205,057,619

DISTRIBUTIONS TO SHAREHOLDERS                                                       (37,913,891)     (29,012,812)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                             (111,746,114)    (115,172,073)

 TOTAL DISTRIBUTIONS                                                                (149,660,005)    (144,184,885)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                        179,830,598      198,779,377

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                           336,810,125      259,652,111

NET ASSETS

 BEGINNING OF PERIOD                                                                1,927,253,349    1,667,601,238

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $10,033,841 AND   $ 2,264,063,474  $ 1,927,253,349
$16,641,512, RESPECTIVELY)



OTHER INFORMATION:


                                                    SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES         DOLLARS  YEAR ENDED DECEMBER 31, 1997

                                                                   (UNAUDITED)              SHARES        DOLLARS

SHARE TRANSACTIONS                                           39,640,183    $ 799,732,732    51,240,982    $ 973,125,045
INITIAL CLASS
 SOLD

  REINVESTED                                                 7,943,863      149,503,507     8,319,959      144,184,885

  REDEEMED                                                   (38,895,920)   (784,247,705)   (47,764,686)   (919,455,709)

  NET INCREASE (DECREASE)                                    8,688,126     $ 164,988,534    11,796,255    $ 197,854,221

 SERVICE CLASS A                                             724,376       $ 14,751,265     48,794        $ 931,087
 SOLD

  REINVESTED                                                 8,320          156,588         -              -

  REDEEMED                                                   (3,237)        (65,789)        (308)          (5,931)

  NET INCREASE (DECREASE)                                    729,459       $ 14,842,064     48,486        $ 925,156

DISTRIBUTIONS                                                              $ 37,874,222                   $ 29,012,812
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                          111,629,195                    115,172,073

 TOTAL                                                                     $ 149,503,417                  $ 144,184,885

 SERVICE CLASS - NET INVESTMENT INCOME                                     $ 39,669                       $ -

 SERVICE CLASS - NET REALIZED GAIN                                          116,919                        -

 TOTAL                                                                     $ 156,588                      $ -

                                                                           $ 149,660,005                  $ 144,184,885

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                           SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                             JUNE 30, 1998

SELECTED PER-SHARE DATA                        (UNAUDITED)     1997         1996         1995         1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD            $ 19.20      $ 18.84      $ 17.06      $ 15.67      $ 15.48      $ 11.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                          .18 E        .30 E        .32 D, E     .17          .19          .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)         2.74         1.70         1.88         1.34         .08          4.16

 TOTAL FROM INVESTMENT OPERATIONS                2.92         2.00         2.20         1.51         .27          4.22

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.38)        (.33)        (.20)        (.06)        (.08)        (.18)

 IN EXCESS OF NET INVESTMENT INCOME              -            -            -            -            -            (.04)

 FROM NET REALIZED GAIN                          (1.12)       (1.31)       (.22)        (.02)        -            -

 IN EXCESS OF NET REALIZED GAIN                  -            -            -            (.04)        -            (.05)

 TOTAL DISTRIBUTIONS                            (1.50)       (1.64)       (.42)        (.12)        (.08)        (.27)

NET ASSET VALUE, END OF PERIOD                  $ 20.62      $ 19.20      $ 18.84      $ 17.06      $ 15.67      $ 15.48

TOTAL RETURN B, C                               15.96%       11.56%       13.15%       9.74%        1.72%        37.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 2,248,026  $ 1,926,322  $ 1,667,601  $ 1,343,134  $ 1,297,701  $ 777,961

RATIO OF EXPENSES TO AVERAGE NET ASSETS         .92% A       .92%         .93%         .91%         .92%         1.03%

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS                               .91% A, G    .90% G       .92% G       .91%         .92%         1.03%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                           1.86% A      1.55%        1.84%        1.88%        1.28%        1.21%

PORTFOLIO TURNOVER                               66% A        67%          92%          50%          42%          42%

AVERAGE COMMISSION RATE H                       $ .0077      $ .0092      $ .0137



FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                        JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                    (UNAUDITED)       1997 F



NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 19.20      $ 19.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                  .22 E        .01 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               2.69         (.17)

 TOTAL FROM INVESTMENT OPERATIONS                                      2.91         (.16)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                            (.38)        -

 FROM NET REALIZED GAIN                                                (1.12)       -

 TOTAL DISTRIBUTIONS                                                   (1.50)       -

NET ASSET VALUE, END OF PERIOD                                         $ 20.61      $ 19.20

TOTAL RETURN B, C                                                      15.90%       (.83)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                $ 16,037     $ 931

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.02% A      1.02% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.01% A, G   1.01% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   2.25% A      .31% A

PORTFOLIO TURNOVER                                                      66% A        67%

AVERAGE COMMISSION RATE H                                              $ .0077      $ .0092

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05
PER SHARE.

E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES)
TO DECEMBER 31, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
The Money Market Portfolio, High Income Portfolio, Equity -Income Portfolio, Growth Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio, and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund except the Money Market Portfolio,
Index 500 Portfolio and Investment Grade Bond Portfolio offer two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
MONEY MARKET PORTFOLIO As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER, BALANCED, AND HIGH INCOME PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER: GROWTH, EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND AND GROWTH PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchase and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
MONEY MARKET PORTFOLIO Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, BALANCED, ASSET
MANAGER: GROWTH, EQUITY-INCOME, INDEX 500, GROWTH OPPORTUNITIES,
GROWTH & INCOME, CONTRAFUND, GROWTH AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $20,000,000, $13,235,162, $4,855,599 and $680,762
or 1.6%, 0.5%, 0.1% and 0.1% of net assets of the Money Market, High Income, Asset Manager and Asset Manager: Growth Portfolios, respectively.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
For the Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.
For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the Investment Grade Bond and High Income Portfolios and .2500% to .5200% for the Asset Manager,
Balanced, Asset Manager: Growth, Equity-Income, Growth & Income,
Growth Opportunities, Contrafund, Growth and Overseas Portfolios for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30% for Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund and Growth and, .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and
Growth & Income Portfolios.
For the period, each fund's management fee were equivalent to the following annualized rates expressed as a percentage of average net assets:
Money Market          .21%
Investment Grade Bond .44%
High Income           .59%
Asset Manager         .55%
Balanced              .45%
Asset Manager: Growth .60%
Equity-Income         .50%
Growth & Income       .50%
Index 500             .24%
Growth Opportunities  .60%
Contrafund            .60%
Growth                .60%
Overseas              .75%
SUB-ADVISER FEE. As the Money Market Portfolio's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from
FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
FMR, on behalf of the Overseas Portfolio, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
FMR and Index 500 Portfolio entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of .006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $3,186.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:
HIGH INCOME             $ 15,228

ASSET MANAGER            109

BALANCED                 344

ASSET MANAGER: GROWTH    127

EQUITY-INCOME            26,530

GROWTH & INCOME          766

GROWTH OPPORTUNITIES     13,731

CONTRAFUND               12,474

GROWTH                   9,364

OVERSEAS                 3,294

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
                        INITIAL    SERVICE
                        CLASS      CLASS

MONEY MARKET            $          $
                        8,596      N/A

INVESTMENT GRADE BOND              N/A
                        47,331

HIGH INCOME
                        567,328    15,972

ASSET MANAGER
                        1,063,886  -

BALANCED
                        3,014      -

ASSET MANAGER: GROWTH
                        34,179     -

EQUITY-INCOME
                        2,494,831  29,836

GROWTH & INCOME
                        12,807     -

INDEX 500                          N/A
                        9,457

GROWTH OPPORTUNITIES
                        39,640     12,761

CONTRAFUND
                        870,000    14,060

GROWTH
                        2,034,026  9,903

OVERSEAS
                        499,362    3,444

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays a portion of the expenses related to typesetting, printing and mailing of all shareholder reports, except for proxy statements. For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments
5. SECURITY LENDING.
Certain funds loaned securities to brokers who paid the funds negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the Index 500 Portfolio's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities) above an annual rate of .28% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
8. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:
FUND                  FILI            UNAFFILIATED INSURANCE COMPANIES
                      % OF OWNERSHIP  # OF     % OF OWNERSHIP
Money Market          46%             1        13%
Investment Grade Bond 34%             2        21%
High Income           14%             2        58%
Asset Manager         19%             3        46%
Balanced              33%             1        61%
Asset Manager: Growth 71%             1        11%
Equity-Income         17%             1        30%
Growth & Income       77%             -        -
Index 500             32%             1        10%
Growth Opportunities  29%             1        65%
Contrafund            30%             2        37%
Growth                13%             1        29%
Overseas              14%             1        36%
9. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of each applicable fund's schedule of investments.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Investments Money Management, Inc. (FIMM),
 Merrimack, NH
 MONEY MARKET PORTFOLIO
Fidelity Management & Research (U.K.) Inc.,
 London, England
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS PORTFOLIO
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS PORTFOLIO
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT - GROWTH, CONTRAFUND
 AND GROWTH OPPORTUNITIES PORTFOLIOS
Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY-INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS
Dwight D. Churchill, VICE PRESIDENT - HIGH INCOME AND
  INVESTMENT GRADE BOND PORTFOLIOS
Fred L. Henning, Jr., VICE PRESIDENT - HIGH INCOME AND
 INVESTMENT GRADE BOND PORTFOLIOS
Robert A. Lawrence, VICE PRESIDENT - INDEX 500, ASSET MANAGER, AND ASSET MANAGER: GROWTH PORTFOLIOS
Bart A. Grenier, VICE PRESIDENT - HIGH INCOME PORTFOLIO
Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO
William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO
Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS
Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Steven Kaye, VICE PRESIDENT - GROWTH & INCOME PORTFOLIO
Richard M. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO
Charles S. Morrison II, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Stephen R. Petersen, VICE PRESIDENT - EQUITY-INCOME
John Todd, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Jennifer Uhrig, VICE PRESIDENT - GROWTH PORTFOLIO
George Vanderheiden, VICE PRESIDENT -
 GROWTH OPPORTUNITIES PORTFOLIO
Steven Snider, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Boyce I. Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Stanley N. Griffith, Assistant Vice President - HIGH INCOME AND
 INVESTMENT GRADE BOND PORTFOLIOS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER -
 INVESTMENT GRADE BOND PORTFOLIO
BOARD OF TRUSTEES
Robert C. Pozen **
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York, New York, NY
 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS
The Chase Manhattan Bank, New York, NY
 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS
Brown Brothers Harriman & Co., Boston, MA
 GROWTH, GROWTH OPPORTUNITIES, AND CONTRAFUND PORTFOLIOS
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO
* INDEPENDENT TRUSTEES
** BALANCED, GROWTH & INCOME AND GROWTH OPPORTUNITIES PORTFOLIOS ONLY








(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER PORTFOLIO

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT                  3   A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING THE
                                        PAST SIX MONTHS.

PERFORMANCE AND INVESTMENT SUMMARY  4   HOW THE FUND HAS DONE OVER TIME, AND AN OVERVIEW OF THE
                                        FUND'S INVESTMENTS AT THE END OF THE PERIOD.

FUND TALK                           5   THE MANAGERS' REVIEW OF FUND PERFORMANCE, STRATEGY
                                        AND OUTLOOK.

INVESTMENTS                         6   A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                        MARKET VALUES.

FINANCIAL STATEMENTS                19  STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                        CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               22  NOTES TO THE FINANCIAL STATEMENTS.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                                      YEAR    YEARS   FUND

VIP II: ASSET MANAGER - "INITIAL CLASS"            18.57%  13.05%  13.11%

FIDELITY COMPOSITE                                 19.70%  13.60%  N/A

 S&P 500 (REGISTERED TRADEMARK)                    30.16%  23.08%  17.42%

 LB AGGREGATE BOND                                 10.54%  6.88%   8.78%

 LB 3 MONTH T-BILL                                 5.53%   5.12%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO FUNDS AVERAGE  18.12%  13.91%  N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.
You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II ASSET MANAGER        FID COMPOSITE
S&P 500                     LB AGGREGATE BOND
             00156                       F0001
SP001                       LB001
  1989/09/30      10000.00                    10000.00
   10000.00                    10000.00
  1989/10/31      10020.02                    10057.70
    9768.00                    10246.00
  1989/11/30      10060.06                    10178.69
    9967.27                    10343.34
  1989/12/31      10091.09                    10277.43
   10206.48                    10371.26
  1990/01/31       9868.42                    10029.64
    9521.63                    10247.85
  1990/02/28       9969.64                    10094.03
    9644.46                    10280.64
  1990/03/31      10050.61                    10193.35
    9900.03                    10287.84
  1990/04/30       9919.03                    10098.66
    9652.53                    10193.19
  1990/05/31      10425.10                    10529.97
   10593.65                    10494.91
  1990/06/30      10506.07                    10595.89
   10521.62                    10663.87
  1990/07/31      10485.83                    10662.11
   10487.95                    10811.04
  1990/08/31      10141.70                    10332.65
    9539.84                    10666.17
  1990/09/30       9929.15                    10241.83
    9075.25                    10754.70
  1990/10/31       9979.76                    10314.96
    9036.22                    10891.28
  1990/11/30      10465.59                    10624.61
    9619.96                    11125.44
  1990/12/31      10769.23                    10802.47
    9888.36                    11299.00
  1991/01/31      11284.56                    11009.44
   10319.49                    11439.11
  1991/02/28      11726.26                    11285.45
   11057.34                    11536.34
  1991/03/31      11915.56                    11410.72
   11324.93                    11615.94
  1991/04/30      12094.35                    11486.94
   11352.11                    11741.39
  1991/05/31      12367.79                    11669.35
   11842.52                    11809.49
  1991/06/30      12146.94                    11518.12
   11300.13                    11803.59
  1991/07/31      12451.92                    11749.63
   11826.72                    11967.66
  1991/08/31      12704.33                    11959.83
   12107.01                    12226.16
  1991/09/30      12777.94                    12018.08
   11904.82                    12474.35
  1991/10/31      12862.08                    12126.84
   12064.35                    12612.82
  1991/11/30      12651.74                    12046.56
   11578.15                    12728.85
  1991/12/31      13198.62                    12642.99
   12902.69                    13106.90
  1992/01/31      13366.89                    12504.31
   12662.70                    12928.65
  1992/02/29      13626.47                    12583.84
   12827.32                    13012.68
  1992/03/31      13593.27                    12492.10
   12577.19                    12939.81
  1992/04/30      13792.52                    12648.75
   12946.96                    13032.98
  1992/05/31      13936.42                    12772.62
   13010.40                    13279.30
  1992/06/30      13925.35                    12778.88
   12816.54                    13462.56
  1992/07/31      14157.81                    13127.82
   13340.74                    13737.19
  1992/08/31      14113.53                    13077.17
   13067.25                    13875.94
  1992/09/30      14202.09                    13224.45
   13221.45                    14041.06
  1992/10/31      14224.22                    13162.82
   13267.72                    13854.32
  1992/11/30      14534.17                    13329.99
   13720.15                    13857.09
  1992/12/31      14744.49                    13487.52
   13888.91                    14077.42
  1993/01/31      15010.15                    13656.87
   14005.57                    14347.70
  1993/02/28      15150.92                    13847.00
   14196.05                    14598.79
  1993/03/31      15579.83                    13989.68
   14495.59                    14660.10
  1993/04/30      15672.57                    13904.65
   14144.79                    14762.72
  1993/05/31      15939.19                    14053.79
   14523.87                    14781.91
  1993/06/30      16066.70                    14203.33
   14565.99                    15049.47
  1993/07/31      16263.77                    14221.73
   14507.73                    15135.25
  1993/08/31      16739.04                    14571.76
   15057.57                    15400.11
  1993/09/30      16750.64                    14557.48
   14941.63                    15441.70
  1993/10/31      17202.73                    14707.13
   15250.92                    15498.83
  1993/11/30      17179.54                    14594.03
   15106.04                    15367.09
  1993/12/31      17875.07                    14696.31
   15288.82                    15450.07
  1994/01/31      18443.09                    14985.71
   15808.64                    15658.65
  1994/02/28      17857.33                    14699.72
   15380.23                    15386.19
  1994/03/31      17017.99                    14320.11
   14709.65                    15006.15
  1994/04/30      17030.15                    14356.11
   14897.93                    14886.10
  1994/05/31      17176.13                    14452.82
   15142.26                    14884.61
  1994/06/30      16847.69                    14310.02
   14771.27                    14851.86
  1994/07/31      17139.63                    14613.05
   15255.77                    15147.42
  1994/08/31      17541.06                    14864.31
   15881.26                    15165.59
  1994/09/30      17334.15                    14646.64
   15492.17                    14942.66
  1994/10/31      17419.36                    14787.36
   15840.74                    14929.21
  1994/11/30      17163.73                    14571.08
   15263.82                    14896.37
  1994/12/31      16786.37                    14708.25
   15490.18                    14999.15
  1995/01/31      16676.82                    14984.44
   15891.84                    15296.13
  1995/02/28      16946.97                    15360.16
   16511.15                    15660.18
  1995/03/31      17170.77                    15595.91
   16998.39                    15755.71
  1995/04/30      17444.31                    15876.83
   17498.99                    15976.29
  1995/05/31      17668.12                    16403.71
   18198.43                    16594.57
  1995/06/30      17817.32                    16624.93
   18621.18                    16715.71
  1995/07/31      18451.43                    16836.80
   19238.66                    16678.94
  1995/08/31      18675.24                    16948.46
   19286.95                    16880.75
  1995/09/30      18911.47                    17314.75
   20100.85                    17044.50
  1995/10/31      18662.80                    17413.45
   20029.09                    17266.07
  1995/11/30      19147.71                    17842.83
   20908.37                    17525.07
  1995/12/31      19632.62                    18102.59
   21311.07                    17770.42
  1996/01/31      20055.36                    18411.16
   22036.50                    17887.70
  1996/02/29      20001.35                    18343.08
   22240.77                    17576.46
  1996/03/31      20213.99                    18364.54
   22454.95                    17453.42
  1996/04/30      20426.62                    18441.71
   22785.94                    17355.68
  1996/05/31      20586.10                    18636.38
   23373.59                    17320.97
  1996/06/30      20772.16                    18775.74
   23462.64                    17553.07
  1996/07/31      20426.62                    18478.56
   22426.06                    17600.46
  1996/08/31      20466.49                    18636.07
   22899.03                    17570.54
  1996/09/30      21210.73                    19195.30
   24187.79                    17876.27
  1996/10/31      21755.62                    19593.26
   24854.88                    18273.12
  1996/11/30      22832.10                    20338.11
   26733.66                    18585.59
  1996/12/31      22499.85                    20111.10
   26204.07                    18412.75
  1997/01/31      23177.64                    20773.56
   27841.30                    18469.83
  1997/02/28      23377.96                    20883.87
   28059.58                    18516.00
  1997/03/31      22488.67                    20370.86
   26906.61                    18310.47
  1997/04/30      23257.38                    21111.13
   28512.93                    18585.13
  1997/05/31      24372.77                    21845.17
   30248.80                    18761.69
  1997/06/30      25020.90                    22446.35
   31603.95                    18984.95
  1997/07/31      26467.89                    23593.69
   34118.67                    19497.55
  1997/08/31      25744.40                    22863.47
   32207.35                    19331.82
  1997/09/30      26573.40                    23635.45
   33971.34                    19617.93
  1997/10/31      26136.29                    23387.99
   32836.70                    19902.39
  1997/11/30      26739.20                    23982.39
   34356.71                    19993.94
  1997/12/31      27146.17                    24295.48
   34946.61                    20195.88
  1998/01/31      27236.61                    24565.89
   35333.12                    20454.39
  1998/02/28      28462.90                    25452.97
   37881.35                    20438.02
  1998/03/31      29288.41                    26151.27
   39821.25                    20507.51
  1998/04/30      29254.02                    26348.97
   40221.85                    20614.15
  1998/05/31      29099.24                    26234.49
   39530.44                    20809.99
  1998/06/30      29666.77                    26867.79
   41136.17                    20986.87
IMATRL PRASUN   SHR__CHT 19980630 19980728 112308 R00000000000108
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By June 30, 1998, the value of the investment would have grown to $29,667 - a 196.67% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $41,136 over the same period - a 311.36% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregated Bond Index, it would have grown to $20,987 - a 109.87% increase.
You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (311.36%), Lehman Brothers Aggregate Bond Index (109.87%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (57.35%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,868 - a 168.68% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S
                       INVESTMENTS

WAL-MART STORES, INC.  1.9

HOME DEPOT, INC.       1.4

GENERAL ELECTRIC CO.   1.3

SCHERING-PLOUGH CO.    1.3

AT&T CORP.             1.3

TOP FIVE BOND ISSUERS AS OF JUNE 30, 1998
(WITH MATURITIES MORE THAN ONE YEAR)      % OF FUND'S
                                          INVESTMENTS

FANNIE MAE                                7.8

U.S. TREASURY OBLIGATIONS                 4.6

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  1.0

STATE OF ISRAEL                           0.5

FORD MOTOR CREDIT CO.                     0.4

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 10.3
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 57.2
STOCKS  52.6%
BONDS  39.2%
SHORT-TERM INVESTMENTS 8.2%
FOREIGN INVESTMENTS  3.8%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Habermann, Portfolio Manager of Asset Manager Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?
A. For the six months that ended June 30, 1998, the fund lagged the 10.59% return of the Fidelity Asset Allocation Composite Index - which combines the performance of three indexes - by a small amount. The fund also slightly lagged the 19.70% return of the index for the 12 months that ended June 30, 1998.
Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?
A. While several factors influenced performance during the period, security selection among the fund's equity investments detracted from the fund's relative performance, albeit slightly. All in all, the fund's equity investments performed quite well. However, the strong performance of the stock market, as measured by such indexes as the Standard & Poor's 500, was driven by a very narrow group of stocks. Equity investments outside of that group generally didn't perform as well. This narrowness contributed to a slight performance shortfall for the fund's equity investments relative to the S&P 500. The fund's equity specialist, Steven Snider, targeted stocks with lower valuations but higher earnings-growth rates than the average of the S&P 500, but the tide was against him during this most recent six-month period. The fund's investments in Oracle within the technology sector hurt performance, as did industrial machinery stock Case. In the nondurables sector, tobacco stocks such as Philip Morris were hurt by uncertainty over the future of litigation and legislation. However, this tobacco position was reduced during the period.
Q. WHAT KIND OF MOVES DID YOU MAKE WITH THE FUND'S ASSET ALLOCATION?
A. I gradually reduced the fund's allocations to stocks and short-term/money market instruments, and increased its weighting in bonds. I wanted to position the fund to take advantage of the bond market rally we anticipated and saw during the period. Because of ongoing concerns related to the crises in Asia, foreign investors flocked to less-volatile bond investments in the U.S. in a "flight to quality." Over the past 15 years or so, when major crises such as Asia have arisen, financial assets in the U.S. have benefited. Part of that can be attributed to the more accommodating interest-rate stance central banks such as the Federal Reserve adopt at such times. Other factors also contributed to the positive backdrop for bonds, including low inflation, a strengthening dollar and a slowdown in corporate earnings.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT ITS PERFORMANCE?
A. It was a net positive. Over the course of the period, the fund's equity portion was overweighted, its bond portion increased and the short-term/money market allocation was underweighted, relative to its neutral mix, which calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term/money market instruments. Since equities outperformed the other asset classes, the overweighting in stocks helped the fund's performance. The increase in bonds helped as well, for the reasons I mentioned earlier, and because of the capital appreciation and additional income they offered when compared to shorter-term alternatives. At the close of the period, the fund held 52.6% in stocks, 39.2% in bonds and 8.2% in short-term/money market instruments.
Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?
A. Quite well. The investment-grade portion of the fund - which Charlie Morrison helps me manage - performed better than the index that measures that part of the market, the Lehman Brothers Aggregate Bond Index, due to Charlie's decision to overweight mortgage-backed and agency securities relative to the index. In addition, the high-yield portion of the fund - which Fred Hoff helps me manage - performed quite well, largely due to strong security selection in the telecommunications, cable and supermarket industries. Finally, the short-term/money market part of the fund outperformed its benchmark, as John Todd, who helps me look after short-term investments, obtained a return advantage relative to Treasuries by emphasizing high-quality corporate and bank-backed obligations.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Wal-Mart was the best contributor to performance, attracting investors with strong management that focused on growing earnings and revenues. Schering-Plough and Pfizer benefited, along with most pharmaceutical firms, from the ability to bring products to market faster because of streamlined approval processes, changes in regulations that allow them to market prescription drugs more aggressively and their ability to sustain earnings growth in an unpredictable economic environment.
Q. WHAT'S YOUR OUTLOOK?
A. Corporate earnings estimates for the rest of 1998 and 1999 appear to be generous, and the market has been severely punishing with companies that don't meet their earnings expectations. In this environment, security selection will continue to be critical, especially given the pressures caused by Asia, increased wages, tighter profit margins and already-high stock valuations. Offsetting these pressures are low inflation, a supportive bond market and favorable interest rates. Above and beyond making the right tactical moves regarding asset allocation, picking the right stocks will be crucial.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world.
START DATE: September 6, 1989
SIZE: as of June 30, 1998, more than $4.7 billion
MANAGER:  Richard Haberman, since 1996;
joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 49.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
AlliedSignal, Inc.   503,700 $ 22,351,639
Sundstrand Corp.   184,600  10,568,350
United Technologies Corp.   321,700  29,757,250
  62,677,239
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  108,100  6,377,900
Northrop Grumman Corp.   113,400  11,694,375
  18,072,275
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  20,500  565,672
TOTAL AEROSPACE & DEFENSE   81,315,186
BASIC INDUSTRIES - 1.4%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   251,800  10,072,000
Dow Chemical Co.   295,800  28,600,163
Engelhard Corp.   125,900  2,549,475
FMC Corp. (a)   146,400  9,982,650
Millennium Chemicals, Inc.   269,600  9,132,700
  60,336,988
IRON & STEEL - 0.1%
USX-U.S. Steel Group  100,000  3,300,000
METALS & MINING - 0.1%
Aluminum Co. of America  101,400  6,686,063
TOTAL BASIC INDUSTRIES   70,323,051
CONSTRUCTION & REAL ESTATE - 1.0%
BUILDING MATERIALS - 0.3%
Coltec Industries, Inc. (a)  259,400  5,155,575
Mark IV Industries, Inc.   173,100  3,743,288
Texas Industries, Inc.   75,500  4,001,500
Vulcan Materials Co.   25,700  2,741,869
  15,642,232
CONSTRUCTION - 0.7%
Centex Corp.   151,400  5,715,350
D.R. Horton, Inc.   189,224  3,950,051
Fleetwood Enterprises, Inc.   351,981  14,079,240
Kaufman & Broad Home Corp.   260,500  8,270,875
U.S. Home Corp. (a)  19,700  812,625
  32,828,141
TOTAL CONSTRUCTION & REAL ESTATE   48,470,373
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Chrysler Corp.   253,600  14,296,700
Dana Corp.   80,300  4,296,050
Eaton Corp.   187,300  14,562,575
Ford Motor Co.   713,600  42,102,400
General Motors Corp.   812,890  54,311,213
Lear Corp. (a)  223,800  11,483,738
Superior Industries International, Inc.   211,800  5,970,113
  147,022,789
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.   94,900  4,739,069
Furniture Brands International, Inc. (a)  153,400  4,304,788
  9,043,857

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp. Class B (a)  8,445 $ 211,125
Burlington Industries, Inc. (a)  291,900  4,104,844
Liz Claiborne, Inc.   87,800  4,587,550
  8,903,519
TOTAL DURABLES   164,970,165
ENERGY - 1.4%
ENERGY SERVICES - 0.5%
BJ Services Co. (a)  134,500  3,908,906
McDermott International, Inc.   267,000  9,194,813
Western Atlas, Inc.   135,800  11,526,025
  24,629,744
OIL & GAS - 0.9%
British Petroleum PLC ADR  2,972  262,279
Coastal Corp. (The)  188,900  13,187,581
Royal Dutch Petroleum Co. Ord.   119,200  6,596,718
Sun Co., Inc.   175,000  6,792,188
Tosco Corp.   545,700  16,029,938
  42,868,704
TOTAL ENERGY   67,498,448
FINANCE - 11.4%
BANKS - 4.6%
Bank of New York Co., Inc.   167,900  10,189,431
BankAmerica Corp.   669,800  57,895,838
Bankers Trust New York Corp.   300,800  34,911,600
Chase Manhattan Corp.   674,800  50,947,400
Comerica, Inc.   71,400  4,730,250
Commerce Bancshares, Inc.   35,550  1,735,284
Mellon Bank Corp.   167,900  11,690,038
National City Corp.   157,800  11,203,800
NationsBank Corp.   144,100  11,023,650
Republic New York Corp.   245,200  15,432,275
SunTrust Banks, Inc.   236,500  19,230,406
  228,989,972
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund  114,100  1,026,900
CREDIT & OTHER FINANCE - 0.3%
Associates First Capital Corp.   199,341  15,324,339
FEDERAL SPONSORED CREDIT - 1.6%
Federal Home Loan Mortgage
 Corporation  509,800  23,992,463
Fannie Mae  947,390  57,553,943
  81,546,406
INSURANCE - 3.7%
Allmerica Financial Corp.   87,300  5,674,500
Allstate Corp.   560,200  51,293,313
CIGNA Corp.   637,600  43,994,400
Conseco, Inc.   798,900  37,348,575
Financial Security Assurance
 Holdings Ltd.   37,300  2,191,375
Hartford Financial Services Group, Inc.   118,000  13,496,250
ING Groep NV sponsored ADR  4,145  270,979
Lincoln National Corp.   73,800  6,743,475
MGIC Investment Corp.   127,400  7,269,763
Old Republic International Corp.   183,150  5,368,584
Orion Capital Corp.   40,800  2,279,700
Reliastar Financial Corp.   80,522  3,865,056
  179,795,970
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.2%
Lehman Brothers Holdings, Inc.   534,500 $ 41,457,156
Travelers Group, Inc. (The)  299,900  18,181,438
  59,638,594
TOTAL FINANCE   566,322,181
HEALTH - 4.8%
DRUGS & PHARMACEUTICALS - 2.7%
Pfizer, Inc.   532,200  57,843,488
Schering-Plough Corp.   710,600  65,108,725
Warner-Lambert Co.   183,600  12,737,250
  135,689,463
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
Allegiance Corp.   13,180  675,475
Guidant Corp.   587,400  41,888,963
  42,564,438
MEDICAL FACILITIES MANAGEMENT - 1.2%
HEALTHSOUTH Corp. (a)  253,100  6,754,606
Lincare Holdings, Inc. (a)  200,000  8,412,500
United HealthCare Corp.   518,800  32,943,800
Wellpoint Health Networks, Inc. (a)  150,000  11,100,000
  59,210,906
TOTAL HEALTH   237,464,807
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   216,300  5,353,425
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 1.4%
General Electric Co.   732,700  66,675,700
General Instrument Corp.  188,900  5,135,719
  71,811,419
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Case Corp.   258,300  12,462,975
Caterpillar, Inc.   528,000  27,918,000
Dover Corp.   299,900  10,271,575
Ingersoll-Rand Co.   463,200  20,409,750
Tyco International Ltd.   59,300  3,735,900
  74,798,200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   146,609,619
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.1%
Loral Orion Networks Systems, Inc.
 warrants 1/15/07 (cv ratio .6) (a)  860  12,900
Loral Orion Networks Systems, Inc.
 warrants 1/15/17 (cv ratio .47) (a)  2,920  35,040
Tele-Communications, Inc. (TCI Ventures
 Group), Series A, (a)  260,712  5,230,535
  5,278,475
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   167,900  4,155,525
LODGING & GAMING - 0.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  38,400  24,000
Fitzgeralds South, Inc.
 warrants 3/15/99 (a) (g)  420  0
  24,000

 SHARES VALUE (NOTE 1)
PUBLISHING - 1.2%
Cognizant Corp.   84,200 $ 5,304,600
Gannett Co., Inc.   324,500  23,059,781
Knight-Ridder, Inc.   128,700  7,086,544
New York Times Co. (The) Class A  109,600  8,685,800
Tribune Co.   159,300  10,961,831
World Color Press, Inc. (a)  68,100  2,383,500
  57,482,056
RESTAURANTS - 0.0%
Brinker International, Inc. (a)  93,800  1,805,650
TOTAL MEDIA & LEISURE   68,745,706
NONDURABLES - 2.9%
BEVERAGES - 0.3%
Canadaigua Wine Co. Class A (a)  51,600  2,538,075
Coors (Adolph) Co. Class B  106,800  3,631,200
PepsiCo, Inc.   159,400  6,565,288
  12,734,563
FOODS - 1.3%
Dean Foods Co.   116,200  6,383,738
Flowers Industries, Inc.   170,300  3,480,506
Heinz (H.J.) Co.   600,000  33,675,000
Quaker Oats Co.   202,400  11,119,350
Smithfield Foods, Inc. (a)  145,300  4,431,650
Suiza Foods Corp. (a)  77,400  4,619,813
  63,710,057
HOUSEHOLD PRODUCTS - 0.0%
Nu Skin Asia Pacific, Inc. Class A (a)  61,300  1,195,350
Premark International, Inc.   34,500  1,112,625
  2,307,975
TOBACCO - 1.3%
Philip Morris Companies, Inc.   1,108,500  43,647,188
RJR Nabisco Holdings Corp.   807,630  19,181,213
Universal Corp.   68,900  2,575,138
  65,403,539
TOTAL NONDURABLES   144,156,134
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.4%
Gap, Inc.   114,900  7,080,713
Lamonts Apparel, Inc. warrants (a):
 Class A 1/31/08  86,171  21,543
 Class B 1/31/08  27,387  6,847
Lamonts Apparel, Inc. Class A  138,678  52,004
TJX Companies, Inc.   520,000  12,545,000
  19,706,107
GENERAL MERCHANDISE STORES - 2.3%
Federated Department Stores, Inc. (a)  311,300  16,751,831
Wal-Mart Stores, Inc.   1,559,700  94,751,775
  111,503,606
GROCERY STORES - 0.3%
Safeway, Inc. (a)  408,000  16,600,500
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Best Buy Co., Inc.   151,100  5,458,488
Home Depot, Inc.   830,100  68,950,181
Lowe's Companies, Inc.   298,600  12,111,963
Office Depot, Inc. (a)  127,400  4,021,063
Pier 1 Imports, Inc.   358,400  8,556,800
Tandy Corp.   504,600  26,775,338
  125,873,833
TOTAL RETAIL & WHOLESALE   273,684,046
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.3%
ADVERTISING - 0.2%
Omnicom Group, Inc.   203,600 $ 10,154,550
PRINTING - 0.1%
Donnelley (R.R.) & Sons Co.   24,800  1,134,600
Valassis Communications, Inc. (a)  149,600  5,768,950
  6,903,550
TOTAL SERVICES   17,058,100
TECHNOLOGY - 4.7%
COMMUNICATIONS EQUIPMENT - 1.3%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)(g)  1,410  183,300
Lucent Technologies, Inc.   623,000  51,825,813
Tellabs, Inc. (a)  191,300  13,701,863
  65,710,976
COMPUTER SERVICES & SOFTWARE - 1.7%
HBO & Co.   733,800  25,866,450
Microsoft Corp. (a)  195,000  21,133,125
Oracle Corp. (a)  1,559,900  38,315,044
  85,314,619
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Ingram Micro, Inc. Class A (a)  25,600  1,132,800
International Business Machines Corp.   309,700  35,557,431
SCI Systems, Inc. (a)  587,100  22,089,638
Xerox Corp.   101,400  10,304,775
  69,084,644
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp.   169,600  5,798,200
ELECTRONICS - 0.2%
Molex, Inc.   98,625  2,305,359
Thomas & Betts Corp.   165,400  8,145,950
  10,451,309
TOTAL TECHNOLOGY   236,359,748
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 1.9%
AMR Corp. (a)   647,600  53,912,700
Comair Holdings, Inc.   195,100  6,023,713
Southwest Airlines Co.   796,100  23,584,463
US Airways Group, Inc. (a)  84,500  6,696,625
Viad Corp.   131,300  3,643,575
  93,861,076
TRUCKING & FREIGHT - 0.3%
Airborne Freight Corp.   335,400  11,718,038
CNF Transportation, Inc.   65,200  2,771,000
  14,489,038
TOTAL TRANSPORTATION   108,350,114
UTILITIES - 4.8%
CELLULAR - 0.0%
McCaw International Ltd.
 warrants 4/15/07 (a)(g)  8,150  40,750
ELECTRIC UTILITY - 1.2%
Edison International  270,500  7,996,656
Energy East Corp.   194,400  8,091,900
FPL Group, Inc.   148,100  9,330,300
FirstEnergy Corp.   212,200  6,525,150
GPU, Inc.   212,300  8,027,594
Houston Industries, Inc.   377,800  11,664,575
Public Service Enterprise Group, Inc.   170,100  5,857,819
  57,493,994

 SHARES VALUE (NOTE 1)
GAS - 0.1%
MarketSpan Corp.   143,176 $ 4,286,332
TELEPHONE SERVICES - 3.5%
AT&T Corp.   1,128,900  64,488,413
Ameritech Corp.   643,900  28,895,013
BellSouth Corp.   449,800  30,192,825
GTE Corp.   150,000  8,343,750
SBC Communications, Inc.   400,000  16,000,000
U.S. WEST, Inc.   544,800  25,605,600
  173,525,601
TOTAL UTILITIES   235,346,677
TOTAL COMMON STOCKS
 (Cost $1,965,290,035)   2,472,027,780
NONCONVERTIBLE PREFERRED STOCKS - 1.5%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital Corp.
 9 1/8%   231,349  6,275,342
Crown America Realty Trust,
 Series A, 11%  13,858  743,135
Walden Residential Properties, Inc.
 9.20%  49,000  1,237,250
  8,255,727
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
Fresenius Medical Care Capital Trust II
 7 7/8%  1,053  1,048,393
INSURANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  1,490  1,553,693
SIG Capital Trust I 9 1/2%  1,564  1,668,289
  3,221,982
TOTAL FINANCE   4,270,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, 12/1/04 pay-in-kind  2,062  2,268,200
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. $13  11,243  1,349,160
American Radio Systems Corp.
 11 3/8%, pay-in-kind  27,126  3,139,835
CSC Holdings, Inc. 11 1/8% pay-in-kind  77,083  8,826,004
Chancellor Media Corp., Series A,
 $12.25  11,863  1,690,478
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  2,197  2,570,490
SFX Broadcasting, Inc. 12 5/8%  26,167  2,930,704
Sinclair Capital 11 5/8%  28,380  3,079,230
Time Warner, Inc., Series M,
 10 1/4%, pay-in-kind  9,594  10,661,333
  34,247,234
PUBLISHING - 0.1%
PRIMEDIA, Inc., Series D, $10  31,050  3,260,250
Primedia, Inc. $9.20  21,782  2,221,764
  5,482,014
TOTAL MEDIA & LEISURE   39,729,248
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 $3.52, pay-in-kind (a)  20,000 $ 615,000
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2%, pay-in-kind  1,646  1,942,280
UTILITIES - 0.3%
CELLULAR - 0.1%
Nextel Communications, Inc.
 11 1/8% pay-in-kind (g)  8,034  8,275,020
TELEPHONE SERVICES - 0.2%
Hyperion Telecommunications, Inc.
 12 7/8%, pay-in-kind (Reg.)  2,124  2,108,070
IXC Communications, Inc.
 12 1/2%, pay-in-kind  1,566  1,816,560
NEXTLINK Communications, Inc.
 14%, pay-in-kind  58,447  3,433,761
WinStar Communications, Inc.
 14 1/4%  1,201  1,429,190
  8,787,581
TOTAL UTILITIES   17,062,601
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $69,356,669)   74,143,431
CORPORATE BONDS - 20.6%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT
CONVERTIBLE BONDS - 0.1%
HEALTH - 0.0%
DRUGS & PHARMACEUTICALS - 0.0%
Integrated Process Equipment Corp.
 6 1/4%, 9/15/04 (g) B- $ 1,370,000  1,027,500
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp.
 6%, 12/1/05 B1  750,000  644,063
TOTAL HEALTH   1,671,563
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Sports Authority, Inc.
 5 1/4%, 9/15/01 B1  1,310,000  1,264,150
TOTAL CONVERTIBLE BONDS   2,935,713
NONCONVERTIBLE BONDS - 20.5%
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.:
 5.95%, 3/15/01 Baa  4,500,000  4,483,260
 6.45%, 8/15/04 Baa  5,940,000  5,998,925
Tracor, Inc. 8 1/2%, 3/1/07  B1  1,170,000  1,272,375
  11,754,560
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  3,830,000  4,078,950
TOTAL AEROSPACE & DEFENSE   15,833,510

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.2%
General Chemical Corp.
 9 1/4%, 8/15/03 B2 $ 1,320,000 $ 1,353,000
Huntsman Corp.
 9 1/2%, 7/1/07 (g) B2  2,100,000  2,110,500
Moll Industries
 10 1/2%, 7/1/08 (g) B3  270,000  275,400
PraxAir, Inc.
 6 5/8%, 10/15/07 A3  3,610,000  3,691,947
  7,430,847
PACKAGING & CONTAINERS - 0.3%
BWAY Corp., Series B,
 10 1/4%, 4/15/07 B2  1,120,000  1,213,800
Owens Illinois, Inc.:
 7.15%, 5/15/05 Ba1  8,430,000  8,465,305
 7.80%, 5/15/18 Ba1  4,350,000  4,451,429
  14,130,534
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  1,280,000  1,280,000
TOTAL BASIC INDUSTRIES   22,841,381
CONSTRUCTION & REAL ESTATE - 0.3%
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07  B1  1,660,000  1,697,350
REAL ESTATE - 0.1%
LNR Property Corp.
 9 3/8%, 3/15/08 (g) B1  2,680,000  2,673,300
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Centerpoint Properties Trust
 6 3/4%, 4/1/05 Baa  1,590,000  1,592,735
EOP Operating LP (g):
 6 3/8%, 2/15/03 Baa  3,600,000  3,584,700
 6 3/4%, 2/15/08 Baa  1,230,000  1,228,487
Weeks Realty LP
 6 7/8%, 3/15/05 Baa  2,950,000  2,931,563
  9,337,485
TOTAL CONSTRUCTION & REAL ESTATE   13,708,135
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  1,185,000  1,291,650
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (g) B3  4,560,000  4,457,400
Federal-Mogul Corp.
 7 7/8%, 7/1/10 Ba2  4,290,000  4,306,088
Oshkosh Truck Corp.
 8 3/4%, 3/1/08 B3  2,010,000  2,030,100
  12,085,238
CONSUMER DURABLES - 0.1%
Corning Consumer Products Co.
 9 5/8%, 5/1/08 (g) B3  3,590,000  3,581,025
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
 7%, 11/1/06 (g) Baa  7,700,000  7,786,625
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Nine West Group, Inc.
 9%, 8/15/07 (g) Ba3 $ 1,660,000 $ 1,626,800
Unifi, Inc. 6 1/2%, 2/1/08 A3  2,940,000  2,906,778
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (g) Ba3  2,770,000  2,780,388
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  3,160,000  3,160,000
  18,260,591
TOTAL DURABLES   33,926,854
ENERGY - 0.5%
COAL - 0.1%
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (g) B2  2,640,000  2,712,600
ENERGY SERVICES - 0.0%
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (g) B3  1,770,000  1,677,075
OIL & GAS - 0.4%
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (g) B1  2,240,000  2,245,600
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa  2,700,000  2,932,983
 6.39%, 11/9/00 Baa  1,000,000  1,008,160
 8 1/2%, 11/9/01 Baa  1,251,000  1,342,336
Oryx Energy Co.:
 8%, 10/15/03 Ba1  1,670,000  1,758,744
 8 3/8%, 7/15/04 Ba1  1,770,000  1,908,290
Petroleum Geo-Services ASA
 7 1/8%, 3/30/28 Baa  3,900,000  3,946,956
USX-Marathon Group
 6.85%, 3/1/08 Baa  3,110,000  3,131,335
  18,274,404
TOTAL ENERGY   22,664,079
FINANCE - 7.2%
ASSET-BACKED SECURITIES - 2.2%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  5,040,000  5,531,400
BankAmerica Manufacturing
 Housing Center Trust V
 6.20%, 4/10/09 Aaa  3,730,000  3,732,331
CPS Auto Grantor Trust:
 6%, 8/15/03 Aaa  5,719,476  5,714,114   6.55%, 12/15/02 Aaa
2,284,351  2,301,841
 6.9%, 11/15/03 Aaa  3,325,282  3,325,802
CSXT Receivables Master Trust
 6%, 7/25/04 Aaa  4,600,000  4,610,781
Capital Equipment Receivables
 Trust 6.48%, 10/15/06  Baa  2,950,000  2,950,620
Chase Manhattan Auto Owner
 Trust 5.85%, 5/15/03 Aaa  4,620,000  4,622,166
Chevy Chase Auto Receivable
 Trust 5.91%, 12/15/04  Aaa  2,640,000  2,636,304
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12 Aaa  4,790,000  4,794,455

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
Dayton Hudson Credit Card
 Master Trust
  6 1/4%, 8/25/05 Aaa $ 4,800,000 $ 4,832,784
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  3,120,000  3,148,018
 6.20%, 12/15/02 Baa  2,680,000  2,675,310
 6.40%, 12/15/02 Baa  1,480,000  1,479,142
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  1,760,158  1,763,449
 6.80%, 6/15/27 Aaa  1,900,000  1,919,589
 6.45%, 9/15/28 Aaa  3,640,000  3,667,300
 6.68%, 1/15/29 AAA  6,680,000  6,773,921
Key Plastics, Inc. 10 1/4%,
 3/15/07 A2  3,730,000  3,742,239
MBNA Master Credit Card Trust II
 Class A 6.55%, 1/15/07  Aaa  9,440,000  9,755,485
Olympic Automobile Receivables Trust:
 6.4%, , 9/15/01 Aaa  4,550,000  4,544,911
 6.70%, 3/15/02  Aaa  2,150,000  2,177,465
Petroleum Enhanced Trust
 Receivables Offering Petroleum
 Trust 6.1875%, 2/5/03 (g) Baa  3,498,276  3,498,276
Premier Auto Trust:
 6%, 5/6/00  Aaa  1,628,416  1,629,930  6.34%, 1/6/03  Aaa  7,310,000
7,376,229
UAF Auto Grantor Trust:
 6.10%, 1/15/03 (g) Aaa  5,156,377  5,158,542
WFS Financial Owner Trust
 6.55%, 10/20/04 Aaa  4,430,000  4,450,356
  108,812,760
BANKS - 1.4%
BanPonce Financial Corp.
 7.72%, 4/13/00 A3  2,000,000  2,050,820
BanPonce Corp.
 6.665%, 3/5/01 A3  4,450,000  4,504,379
Barclays Bank PLC yankee
 5.95%, 7/15/01 A1  9,250,000  9,231,500
Capital One Bank:
 6.42%, 11/12/99 Baa  4,900,000  4,914,210
 8 1/8%, 3/1/00 Baa  5,500,000  5,660,875
 6 3/8%, 2/15/03 Baa  3,570,000  3,566,609
Citicorp 5 5/8%, 2/15/01 Aa3  3,050,000  3,019,561
Den Danske Bank 6.375%,
 6/15/08(g) (h) A1  8,340,000  8,240,921
Fleet Credit Card LLC
 6.45%, 10/30/00 A1  2,300,000  2,326,335
Fleet/Norstar Financial
 Group, Inc. 9.9%, 6/15/01 A3  2,400,000  2,635,896
Huntington National Bank
 5 7/8%, 1/15/01 A1  2,560,000  2,548,173
NB Capital Trust IV
 8 1/4%, 4/15/27 Aa3  2,650,000  2,959,653
NationsBank NA
 5.92%, 6/8/01 Aa2  6,850,000  6,847,877
Provident Bank (Cincinnati, Ohio)
 6 1/8%, 12/15/00 A3  1,740,000  1,741,340
Providian National Bank
 6.70%, 3/15/03 Baa  3,060,000  3,093,660
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Signet Banking Corp.
 9 5/8%, 6/1/99 A2 $ 790,000 $ 814,285
Summit Bancorp.
 8 5/8%, 12/10/02 BBB  1,730,000  1,886,115
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,568,145
  69,610,354
CREDIT & OTHER FINANCE - 2.7%
AT&T Capital Corp.:
 6.41%, 8/13/99 Baa  7,500,000  7,527,975
 6.16%, 12/3/99 Baa  2,750,000  2,752,998
 6 1/4%, 5/15/01 Baa  5,200,000  5,205,928
Ahmanson Capital Trust I
 8.36%, 12/1/26 (g) Baa  4,250,000  4,776,703
Associates Corp. of North
 America 6%, 4/15/03 Aa3  4,000,000  3,979,840
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  950,000  1,018,904
BankAmerica Capital II,
 Series 2, 8%, 12/15/26 Aa3  2,980,000  3,238,694
Bankers Trust Co.
 5.66%, 7/21/98 (h) -  11,000,000  10,997,799
BanPonce Trust I
 8.327%, 2/1/27 (g) A3  6,450,000  7,014,956
Countrywide Funding Corp.
 6.45%, 2/27/03 A3  3,950,000  3,981,719
U.S. Bancorp
 8.09%, 11/15/26 A1  2,980,000  3,205,526
Finova Capital Corp.:
 6.44%, 11/6/01 Baa  5,500,000  5,577,385
 6.12%, 5/28/02 Baa  2,000,000  2,008,820
First Security Capital I
 8.41%, 12/15/26 A3  1,690,000  1,896,839
Ford Motor Credit Co.:
 global 7%, 9/25/01 A1  12,500,000  12,812,750
 5.73%, 2/23/00 A1  3,250,000  3,240,900
 5.68%, 2/15/01 A1  5,000,000  4,959,500
 6.57%, 3/19/01 A1  700,000  709,296
GST Network Funding, Inc.
 0%, 5/1/08 (e)(g) -  2,010,000  1,211,025
General Electric Capital Corp.
 6.94%, 4/13/09 (f) Aaa  7,000,000  7,049,770
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  7,990,000  8,150,200
Heller Financial, Inc.:
 7 7/8%, 11/1/99 A3  5,050,000  5,157,919
 6 1/4%, 3/1/01 A3  4,940,000  4,944,594
Iridium Operating LLC/Iridium
 Capital Corp. 10 7/8%,
 7/15/05 B3  3,910,000  3,880,675
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  3,600,000  3,813,048
La Petite Academy, Inc.
 10%, 5/15/08 (g) B3  2,850,000  2,878,500
Mellon Capital I, Series A,
 7.72%, 12/1/26 A2  2,000,000  2,131,760

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
Money Store, Inc.
 7.30%, 12/1/02 Ba2 $ 2,550,000 $ 2,656,781
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  3,500,000  3,656,415
PNC Funding Corp.
 6 7/8%, 3/1/03 A3  2,020,000  2,066,844
UNICCO Service Co./UNICCO
 Finance Corp. 9 7/8%,
 10/15/07 B3  1,930,000  1,944,475
  134,448,538
SAVINGS & LOANS - 0.4%
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  1,560,000  1,583,400
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  3,530,000  4,015,375
Great West Financial Trust II
 8.206%, 2/1/27 A3  3,780,000  4,128,818
Great Western Financial Corp.
 8.6% 2/1/02 A3  2,000,000  2,137,920
Home Savings of America
 Irwindale Calif. FSB
 6 1/2%, 8/15/04 A3  2,830,000  2,854,734
Long Island Savings Bank
 6.20%, 4/2/01 Baa  3,770,000  3,774,675
Long Island Savings Bank FSB
 Melville NY 7%, 6/13/02 Baa  3,400,000  3,502,340
  21,997,262
SECURITIES INDUSTRY - 0.5%
Amvescap PLC
 6 3/8%, 5/15/03 (g) A3  2,200,000  2,206,490
Merrill Lynch & Co., Inc.
 5.5984%, 7/28/98 -  10,500,000  10,500,000
Morgan Stanley, Dean Witter,
 Discover & Co. 5.67%,
 1/15/99 (h) A+  10,500,000  10,500,000
  23,206,490
TOTAL FINANCE   358,075,404
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 B3  2,410,000  2,169,000
McKesson Corp.
 6.60%, 3/1/00  A3  4,570,000  4,606,469
  6,775,469
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fountain View, Inc.
 11 1/4%, 4/15/08 (g) Caa1  1,640,000  1,668,700
Integrated Health Services, Inc.,
 Series A, 9 1/4%, 1/15/08 B2  4,080,000  4,233,000
Magellan Health Services, Inc.
 9%, 2/15/08 (g) B3  2,420,000  2,395,800
Tenet Healthcare Corp.:
 8 5/8%, 1/15/07 Ba3  3,720,000  3,840,900
 8 1/8%, 12/1/08 (g) Ba3  1,300,000  1,306,500
  13,444,900
TOTAL HEALTH   20,220,369
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1 $ 6,610,000 $ 7,019,093
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (e) B2  2,140,000  2,083,825
Motors & Gears, Inc., Series D,
 10 3/4%, 11/15/06 B3  430,000  455,800
  2,539,625
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 B1  3,600,000  3,456,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  800,000  820,000
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (e) (g) -  3,550,000  2,236,500
Thermadyne Manufacturing LLC
 9 7/8%, 6/1/08 (g) B3  1,750,000  1,763,125
Tyco International Group SA yankee:
 6 1/8%, 6/15/01 Baa  6,860,000  6,865,625
 6 3/8%, 6/15/05 Baa  4,570,000  4,581,608
  19,722,858
POLLUTION CONTROL - 0.2%
Allied Waste North America
 10 1/4%, 12/1/06 B2  1,990,000  2,184,025
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  870,000  859,125
WMX Technologies, Inc.:
 8 1/4%, 11/15/99 Baa  1,320,000  1,353,964
 6 1/4%, 10/15/00 Baa  2,100,000  2,103,192
 7.10%, 8/1/26 Baa  4,610,000  4,797,166
  11,297,472
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   33,559,955
MEDIA & LEISURE - 4.4%
BROADCASTING - 3.1%
ACME Television LLC/ACME
 Financial Corp. 0%,
 9/30/04 (e) B3  1,740,000  1,431,150
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  6,111,175  6,208,220
 9 7/8%, 3/1/07 B2  4,280,000  4,633,100
Albritton Communications Co.
 8 7/8%, 2/1/08 B3  1,450,000  1,566,000
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (e) B3  1,990,000  1,273,600
CSC Holdings, Inc.:
 9 1/4%, 11/1/05 B1  1,370,000  1,465,900
 9 7/8%, 5/15/06 B1  1,140,000  1,242,600
 10 1/2%, 5/15/16 B1  1,850,000  2,155,250
Century Communications Corp.:
 8 3/4%, 10/1/07 Ba3  1,170,000  1,234,350
 0%, 1/15/08 Ba3  10,760,000  4,882,350
Clear Channel Communications,
 Inc. 6 7/8%, 6/15/18 Baa  3,450,000  3,456,555

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 B2 $ 2,420,000 $ 2,002,550
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa  2,790,000  3,061,969
 8.30%, 5/15/06 Baa  2,145,000  2,381,594
 9%, 9/1/08 Baa  3,090,000  3,633,438
Diamond Cable Communications
 PLC yankee 0%,
 12/15/05 (e) Caa  310,000  255,750
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (e) B3  1,030,000  945,025
Falcon Holding Group LP/Falcon
 Funding (g):
 8 3/8%, 4/15/10 B2  2,540,000  2,559,050
 0%, 4/15/10 (e) B2  6,300,000  4,079,250
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (e) B1  2,220,000  1,542,900
FrontierVision Operating
 Partners LP/Frontiervision
 Capital Corp.:
 11%, 10/15/06 B3  3,980,000  4,387,950
 0%, 9/15/07 (e) Caa  3,800,000  2,935,500
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  860,000  911,600
 9 3/8%, 12/1/05 B3  2,955,000  3,043,650
 8 7/8%, 5/15/08 (g) B3  2,535,000  2,573,025
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa  3,710,000  3,952,040
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 B2  1,362,000  1,539,060
International Cabletel, Inc. 0%,
 2/1/06 (e) B3  1,850,000  1,503,125
Lenfest Communications, Inc.
 8 1/4%, 2/15/08 (g) B2  1,300,000  1,358,500
LIN Holdings Corp. 0%,
 3/1/08 (e) (g) B3  340,000  229,500
NTL, Inc.:
 10%, 2/15/07 B3  2,090,000  2,231,075
 0%, 4/1/08 (e) (g) B3  8,075,000  5,248,750
Olympus Communications
 LP/Olympus Capital Corp:
 10 5/8%, 11/15/06 B1  1,160,000  1,281,800
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  680,000  751,400
 0%, 1/15/07 (e) B2  1,630,000  1,230,650
Pegasus Communications Corp.,
 Series B, 9 5/8%, 10/15/05 B3  945,000  970,988
Renaissance Media Group
 0%, 4/15/08 (e) (g) B3  2,470,000  1,537,575
Rogers Cablesystems Ltd.
 yankee 11%, 12/1/15 B2  1,800,000  2,083,500
Satelites Mexicanos SA de CV
 10 1/8%, 11/1/04 (g) B3  3,380,000  3,261,700
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2  2,540,000  2,613,025
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
TCI Communications, Inc.:
 6.46%, 3/6/00 Baa $ 6,570,000 $ 6,628,999
 Financing III 9.65%, 3/31/27 Ba2  4,830,000  5,844,300
 6 7/8%, 2/15/06 Baa  4,550,000  4,693,553
 7 1/8%, 2/15/28 Baa  4,170,000  4,353,480
Tele Communications, Inc.
 9 1/4%, 4/15/02 Baa  3,000,000  3,306,960
Telemundo Group, Inc.
 7.0%, 2/15/06 (f) B1  4,170,000  4,493,175
Telewest PLC:
 yankee 9 5/8%, 10/1/06 B1  560,000  586,600
 0%, 10/1/07 (e) B1  6,290,000  5,197,113
Time Warner, Inc.:
 7.95%, 2/1/00 Baa  3,965,000  4,074,275
 7 3/4%, 6/15/05 Baa  2,150,000  2,307,509
 8.18%, 8/15/07 Baa  5,250,000  5,850,023
 6 7/8%, 6/15/18 Baa  4,570,000  4,587,823
UIH Australia/Pacific, Inc.,
 Series B, 0%, 5/15/06 (e) B2  5,950,000  3,510,500
United International Holdings, Inc.
 0%, 2/15/08 (e) B3  6,840,000  4,172,400
  153,261,724
ENTERTAINMENT - 0.7%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2  4,050,000  4,029,750
American Skiing Co.
 12%, 7/15/06 B3  2,600,000  2,912,000
Bally Total Fitness Holding Corp.,
 Series B, 9 7/8%, 10/15/07 B3  3,390,000  3,491,700
Cinemark USA, Inc.
 8 1/2%, 8/1/08 (Reg. S) B2  2,735,000  2,673,463
Livent, Inc. 9 3/8%, 10/15/04 B1  1,780,000  1,784,450
Paramount Communications, Inc.
 7 1/2%, 1/15/02 Ba2  1,785,000  1,833,213
Premier Parks, Inc. 0%, 4/1/08 B3  1,990,000  1,320,863
United Artists Theatre Co.
 9 3/4%, 4/15/08 (g) Caa  4,420,000  4,408,950
Viacom, Inc.:
 6 3/4%, 1/15/03 Ba2  7,485,000  7,559,775
 7 3/4%, 6/1/05 Ba2  6,480,000  6,904,116
  36,918,280
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/
 Aladdin Capital Unit
 0%, 3/1/10 (e) (g) Caa  2,620,000  1,218,300
Courtyard by Marriott II
 LP/Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,306,025
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  1,810,000  1,900,500
  4,424,825

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
PUBLISHING - 0.4%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09 B1 $ 2,620,000 $ 2,659,300
 8 3/4%, 10/1/09 (j) B1  2,930,000  2,959,300
News America Holdings, Inc.:
 8 1/2%, 2/15/05 Baa  3,740,000  4,142,985
 7.70%, 10/30/25 Baa  5,380,000  5,771,126
News America, Inc.
 7 1/4%, 5/18/18 (g) Baa  3,240,000  3,319,898
  18,852,609
RESTAURANTS - 0.1%
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  4,820,000  5,085,100
TOTAL MEDIA & LEISURE   218,542,538
NONDURABLES - 0.5%
FOODS - 0.1%
Chiquita Brands International, Inc.
 9 5/8%, 1/15/04 B1  1,980,000  2,083,950
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa  4,250,000  4,529,820
Del Monte Corp.
 12 1/4%, 4/15/07 Caa  140,000  157,850
Del Monte Foods Co.
 0%, 12/15/07 (g) Caa  190,000  123,500
  6,895,120
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3  4,990,000  4,990,000
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  4,600,000  4,718,358
 7%, 7/15/05 A2  4,710,000  4,818,566
 6.95%, 6/1/06 A2  4,420,000  4,578,501
  14,115,425
TOTAL NONDURABLES   26,000,545
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  2,630,000  2,616,850
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  810,000  832,275
  3,449,125
GENERAL MERCHANDISE STORES - 0.6%
Dayton Hudson Corp.:
 6.80%, 10/1/01 A3  4,000,000  4,085,080
 7 1/2%, 7/15/06 A3  3,500,000  3,780,910
Federated Department Stores, Inc.:
 10%, 2/15/01 Baa  8,830,000  9,603,420
 8 1/8%, 10/15/02 Baa  1,510,000  1,610,596
 6.79%, 7/15/27 Baa  3,000,000  3,069,150
 7%, 2/15/28 Baa  3,930,000  3,999,915
K mart Corp.:
 12 1/2%, 3/1/05 Ba2  2,510,000  3,124,950
 7 3/4%, 10/1/12 Ba2  240,000  243,000
 8 1/4%, 1/1/22 Ba2  1,790,000  1,830,275
  31,347,296
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.5%
Ameriserve Food Distribution, Inc.
 8 7/8%, 10/15/06 B1 $ 2,350,000 $ 2,350,000
Fleming Companies, Inc.,
 Series B, 10 5/8%, 7/31/07 B3  650,000  678,438
Kroger Co.:
 6%, 7/1/00 Baa  5,950,000  5,943,693
 8.15%, 7/15/06 Baa  2,250,000  2,487,510
Fred Meyer, Inc.
 7.45%, 3/1/08 Ba2  450,000  453,375
Mrs. Fields Original Cookies, Inc.
 10 1/8%, 12/1/04 B2  1,050,000  1,018,500
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  4,080,000  4,125,900
 9 5/8%, 5/1/03 Caa  5,060,000  5,123,250
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  2,680,000  2,586,200
 9 1/2%, 8/1/03 B3  820,000  797,450
  25,564,316
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Amazon.com, Inc. 0%,
 5/1/08 (e)(g) Caa  1,510,000  921,100
Central Tractor Farm & Country,
 Inc. 10 5/8%, 4/1/07 B2  1,490,000  1,571,950
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa  2,420,000  2,299,000
Metals USA, Inc. 8 5/8%,
 2/15/08 (g) B2  2,810,000  2,718,675
  7,510,725
TOTAL RETAIL & WHOLESALE   67,871,462
SERVICES - 0.1%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,430,000  1,505,075
SERVICES - 0.1%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  960,000  1,075,200
Iron Mountain, Inc.
 8 3/4%, 9/30/09  B3  1,530,000  1,560,600
Medaphis Corp. 9 1/2%,
 2/15/05 (g) B2  3,080,000  2,987,600
Signature Resorts, Inc.
 9 3/4%, 10/1/07 B3  1,890,000  1,838,025
  7,461,425
TOTAL SERVICES   8,966,500
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Federal Data Corp.
 10 1/8%, 8/1/05 B3  3,060,000  3,105,900
ICG Services, Inc.
 0%, 5/1/08 (g) -  4,450,000  2,603,250
PSINet, Inc.
 10%, 2/15/05 B3  730,000  742,775
  6,451,925

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa $ 8,300,000 $ 8,335,192
ELECTRONIC INSTRUMENTS - 0.0%
Telecommunications Techniques Co.
 9 3/4%, 5/15/08 (g) B3  2,315,000  2,355,513
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba3  1,750,000  1,855,000
Fairchild Semiconductor Corp.
 11.74%, 3/15/08
 pay-in-kind (j) -  1,975,085  1,896,299
  3,751,299
TOTAL TECHNOLOGY   20,893,929
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc. 9 1/4%,
 4/15/08 (g) B3  5,100,000  5,093,625
Delta Air Lines, Inc.
 9 7/8%, 5/15/00 Baa  1,500,000  1,598,790
Kitty Hawk, Inc.
 9.95%, 11/15/04 B1  4,805,000  4,997,200
US Air, Inc.:
 10 3/8%, 3/1/13 Ba2  2,480,000  2,746,600
 9 5/8%, 2/1/01 B1  1,810,000  1,886,925
  16,323,140
RAILROADS - 0.2%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa  3,000,000  3,315,270
CSX Corp. 6.46%, 6/22/05 Baa  5,120,000  5,164,902
Wisconsin Central Transport
 Corp. 6 5/8%, 4/15/08 Baa  675,000  673,704
  9,153,876
SHIPPING - 0.2%
Amer Reefer Co. Ltd.
 10 1/4%, 3/1/08 (g) B1  1,880,000  1,880,000
Cenargo International PLC
 9 3/4%, 6/15/08 (g) Ba3  4,460,000  4,393,100
Holt Group, Inc. 9 3/4%,
 1/15/06 (g) Caa  1,680,000  1,646,400
  7,919,500
TOTAL TRANSPORTATION   33,396,516
UTILITIES - 2.3%
CELLULAR - 0.6%
AirTouch Communications, Inc.
 6.35%, 6/1/05 Baa  6,880,000  6,910,822
McCaw International Ltd.
 0%, 4/15/07 (e) Caa  8,150,000  5,338,250
Nextel International, Inc.:
 12 1/8%, 4/15/08 (g) Caa  5,280,000  3,062,400
 0%, 9/15/07 (e) B2  1,711,000  1,154,925
 0%, 10/31/07 (e) B2  8,840,000  5,768,100
 0%, 2/15/08 (e) (g) B2  6,730,000  4,324,025
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
PageMart Wireless, Inc.
 0%, 2/1/08 (e) Caa $ 3,870,000 $ 2,322,000
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  3,110,000  3,133,325
  32,013,847
ELECTRIC UTILITY - 0.5%
Avon Energy Partners Holdings (g):
 6.73%, 12/11/02 Baa  4,910,000  4,992,193
 6.46%, 3/4/08 Baa  3,960,000  3,977,543
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  2,620,000  3,162,602
Israel Electric Corp. Ltd.(g):
 7 3/4%, 12/15/27 A3  4,670,000  4,813,369
 yankee 7 7/8%,
  12/15/26 A3  1,960,000  2,080,207
Niagara Mohawk Power Corp.
 7 3/4%, 10/1/08 Ba3  675,000  691,031
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa  3,500,000  3,665,156
Texas Utilities Co. 3
 6 3/8%, 1/1/08 Baa  1,930,000  1,908,770
  25,290,871
TELEPHONE SERVICES - 1.2%
Cable & Wireless Communications
 PLC 6 3/8%, 3/6/03 Baa  5,080,000  5,084,267
Dobson Wireline Co.
 12 1/4%, 6/15/08 (g) -  4,730,000  4,623,575
GCI, Inc. 9 3/4%, 8/1/07 B2  440,000  455,400
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (e) B3  6,470,000  4,803,975
 12 1/4%, 9/1/04 B3  2,390,000  2,569,250
McLeodUSA, Inc.:
 0%3/1/07 (e) B2  1,165,000  870,838
 9 1/4%, 7/15/07 B2  1,330,000  1,381,538
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  5,290,000  5,409,025
Pathnet, Inc. Unit 12 1/2%,
 4/15/08 (g)   4,710,000  4,992,600
Teleport Communications Group,
 Inc. 0%, 7/1/07 (e) Baa  8,450,000  7,256,438
Winstar Communications, Inc.
 11%, 3/15/08 (g) -  2,120,000  2,109,400
WorldCom, Inc.:
 9 3/8%, 1/15/04 Baa  3,708,000  3,894,587
 8 7/8%, 1/15/06 Baa  3,139,000  3,414,824
 7 3/4%, 4/1/07  Baa  9,690,000  10,510,355
  57,376,072
TOTAL UTILITIES   114,680,790
TOTAL NONCONVERTIBLE BONDS   1,018,201,060
TOTAL CORPORATE BONDS
 (Cost $1,004,141,241)   1,021,136,773
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 6.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 4.6%
11 7/8%, 11/15/03 Aaa $ 2,590,000 $ 3,337,863
11 3/4%, 2/15/10 (callable) Aaa  26,045,000  34,745,593
12 3/4%, 11/15/10 (callable) Aaa  5,220,000  7,434,428
5/15/2011 (callable) Aaa  25,650,000  38,923,875
7 5/8%, 2/15/25 Aaa  35,630,000  44,860,308
5.625% 11/30/99 Aaa  1,620,000  1,622,025
6 7/8%, 3/31/00 Aaa  4,980,000  5,090,506
5% 10/31/01 Aaa  820,000  837,040
7%, 7/15/06 Aaa  84,152,000  91,896,509
  228,748,147
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
 6 5/8%, 8/15/03 Aaa  7,810,000  8,138,332
 6 3/4%, 8/15/04 Aaa  2,144,000  2,258,189
 5 5/8%, 9/15/03 Aaa  8,540,000  8,530,691
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  6,970,457  7,291,864
Farm Credit Systems Financial
 Assistance Corporation
 8.80%, 6/10/05 Aaa  2,000,000  2,337,500
Federal Farm Credit Bank
 8.16% 12/07/04 Aaa  5,000,000  5,631,250
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  2,500,000  2,691,400
 7.59%, 3/10/05 Aaa  3,850,000  4,224,182
 8.22% 11/17/04 Aaa  4,000,000  4,492,680
Federal Home Loan Mortgage
 Corporation 6 3/4%, 8/1/05 Aaa  2,500,000  2,634,775
Fannie Mae:
 7.40%, 7/1/04 Aaa  7,800,000  8,434,998
 6.97% 4/08/04  Aaa  6,010,000  6,364,951
U.S. Department of Housing
 and Urban Development
 government guaranteed
 participation certificates:
 Series 1995-A,
  6.24%, 8/1/04  Aaa  3,260,000  3,657,231  Series 1996-A,
  8.67%, 8/1/01 Aaa  9,400,000  9,610,560
  Series 1996-A,
  7.63%, 8/1/14 (callable) Aaa  2,825,000  3,054,192
  79,352,795
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $304,739,666)   308,100,942
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 8.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
FREDDIE MAC - 0.3%
5 1/2%, 1/1/03 to 6/1/03 Aaa $ 3,598,778 $ 3,531,915
7%, 4/1/01 to 8/1/01 Aaa  2,024,483  2,046,532
7 1/2% , 12/1/27 to 3/1/28 Aaa  6,952,305  6,952,305
8 1/2%, 7/1/21 to 6/1/23 Aaa  226,984  237,724
  12,768,476
FANNIE MAE - 7.5%
5 1/2%, 2/1/03 to  5/1/03 Aaa  3,367,410  3,320,905
6%, 1/1/11 to 12/1/24 Aaa  93,733,259  92,599,776
6 1/2%, 3/1/13 to 7/1/28 Aaa  123,574,257  123,431,577
7%, 2/1/28 to 7/1/28 (k) Aaa  117,713,584  119,580,596
7 1/2%, 1/1/29 to 6/1/28  Aaa  34,727,562  35,618,697
  374,551,551
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
6%, 12/15/08 to 6/15/09 Aaa  3,383,878  3,381,367
6 1/2% 6/15/08 to 7/15/09 Aaa  16,869,570  17,088,200
7%, 7/15/28 (k) Aaa  28,000,000  28,778,750
8%, 5/15/25 Aaa  177,352  183,781
8 1/2%, 12/15/16 Aaa  70,563  74,972
  49,507,070
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $429,059,812)   436,827,097
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and
 Securitization LLC Series 1997-2
 Class 2-B, 7.2891%, 12/29/25
 (c)(g)(h)
 (Cost $797,344) Ba3  1,500,000  723,281
COMMERCIAL MORTGAGE SECURITIES - 2.2%
Resolution Trust Corp.
 Series 1991-M2 Class A-3,
 7.25%, 9/25/20 (h) Ba3  446,368  383,877
LTC Commercial Mortgage
 Pass Thru Certificates
 Series 1998-1 Class A,
 6.029%, 5/30/30 (g) AAA  3,190,142  3,131,571
Asset Securitization Corp.
 Series 1997-D5 Class A-6,
 7.44%, 2/14/41 BBB-  900,000  900,422
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.696%, 11/16/26 (g) -  145,170  145,034
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D, 7.83%,
 2/25/43 (g)(h) BBB  1,800,000  1,823,344
Bankers Trust Remic Trust
 1988-1 Series 1998-S1A Class G
 8.66%, 11/28/02 (g)  Ba2  1,000,000  958,750

 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
CBM Funding Corp. sequential
 pay Series 1996-1:
 Class A-3PI,
  7.08%, 11/1/07 AA $ 3,000,000 $ 3,139,219
 Class B,
  7.48%, 2/1/08 A  2,320,000  2,503,425
 CS First Boston Mortgage
 Securities Corp.:
  Series 1998 C1
  Class D, 7.17%, 1/17/12 BBB  5,050,000  5,132,063
  Series 1998-FL1 Class E,
  6.51%, 1/10/13 (g)(h) Baa  5,490,000  5,490,000
  Series 1997-C2
  Class D, 7.27%, 4/17/11 Baa  5,300,000  5,435,813
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (g) -  600,000  615,000
Deutsche Mortgage and Asset
 Receiving Corp. Series 1998 C1
 Class D, 7.231%, 7/15/12 Baa  4,260,000  4,318,908
Franchise Mortgage Acceptance
 Company LLC Loan Receivables (g):
  Trust Series 1997-A Class E,
  8.10%, 4/15/19 (h) -  500,000  481,328
  Series 1997-B Class E, 7.89%,
  9/15/19 -  750,000  676,875
Berkeley Federal Bank & Trust FSB
 Series 1994 Class 1-B, 7.78%,
 8/1/24 (g)(h) -  1,900,000  1,484,375
First Chicago /Lennar Trust I:
 Series 1997-CHL1 Class E,
  8.11%, 2/28/11 (h) -  1,600,000  1,423,250
 Series 1997-CHL1 Class D,
  8.11%, 5/29/08 (h) -  1,100,000  1,101,547
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class B, 6.79%, 10/18/11 Aa2  11,350,000  11,628,430
Thirteen Affiliates of General
 Growth Properties, Inc. (g):
  sequential pay Series A-2,
  6.602%, 11/15/12 Aaa  3,830,000  3,924,371
  Series D-2, 6.992%,
  11/15/12 Baa  4,120,000  4,133,349
  Series E-2, 7.224%,
  11/15/12 Baa  2,450,000  2,431,307
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc.:
  Series 1996-C1 Class F
  7.86%, 11/15/06 (g) Ba3  750,000  729,900    Series 1997-C2
  Class F, 6 3/4%, 4/16/29 Ba2  400,000  349,688
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
GS Mortgage Securities Corp. II:
 Series 1997- GL Class A2-B,
  6.86%, 7/13/30 Aaa $ 4,640,000 $ 4,818,594
 Series 1998-GLII Class D,
  7.19%, 4/13/31 (g)(h) Baa  1,470,000  1,485,009
 Series 1998-GLII Class E,
  7.19%, 4/13/31 (g)(h) Baa  4,930,000  4,827,998
GAFCO Franchisee Loan Trust
 Series 1998-1 Class D, 14.50%,
 6/1/16 (g)(h) -  1,300,000  1,031,266
Kidder Peabody Acceptance Corp.
 sequential pay, Series 1993-M1
 Class A-2, 7.15%, 4/25/25 Aa2  1,700,078  1,697,953
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (g) -  1,786,437  1,755,174
 Series 1998-HF1 Class D,
  7.10%, 2/15/08 (f) BBB  5,300,000  5,379,500
Nomura Depositor Trust:
  Series 1998-ST1A Class B-2,
  12.66%, 1/15/03 (g) -  800,000  795,125
  Series 1998 - D6 Class A-4,
  7.594%, 3/15/30  Baa  4,260,000  4,384,804
Penn Mutual Life Insurance Co.
 (The) Series 1996-PML (g):
 Class K,
  7.90%, 11/15/26 -  1,473,000  1,109,493
 Class L,
  7.90%, 11/15/26 -  1,133,000  541,914
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (g) BB  1,200,000  1,167,000
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (g) B  1,250,000  625,000
 Series 1996
 Class A-2A,7 3/4%,
 2/25/28 AAA  1,081,670  1,092,487
 commercial Series 1996-CFL
 Class E, 7 3/4%, 2/25/28 BB+  2,390,000  2,419,128
 Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (g) -  1,000,000  949,375
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (g) Aaa  2,676,825  2,721,609
Equitable Life Assurance Society
 of the United States (The) (g):
  Series 174 Class B1,
  7.33%, 5/15/06  Aa2  3,500,000  3,695,230
  Series 1996-1 Class C1,
  7.52%, 5/15/06 A2  2,300,000  2,439,518
  Series 174, Class D1,
  7.77%, 5/15/06 Baa1  2,200,000  2,321,088
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $104,837,337)   107,599,111
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (NOTE 1)
Export Development Corp.
 yankee 8 1/8%, 8/10/99 Aa2 $ 1,640,000 $ 1,679,114
Israeli State euro 6 3/8%,
 12/19/01 A3  3,350,000  3,345,712
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  7,039,130
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,756,880
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $14,629,170)   14,820,836
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $4,720,123) Aaa  4,750,000  4,997,998
BANK NOTES - 0.2%
Key Bank N.A 5.6488%, 8/20/99
 (Cost $10,485,878) Aa3  10,500,000  10,490,025
CERTIFICATES OF DEPOSIT - 2.3%
ABN-AMRO Bank N.V. yankee
 (euro) 5.64%, 12/14/98  11,000,000  10,998,710
Australia & New Zealand Banking
 Group yankee Ltd. 5.825%, 7/28/98  5,000,000  4,999,945
Banque Nationale de paris yankee
 5 3/4%, 7/31/98  5,500,000  5,499,340
Canadian Imperial Bank of Commerce NY
 Branch yankee 6.20%, 8/1/00  5,730,000  5,760,369
Canadian Imperial Bank of Commerce
 5.91%, 8/28/98  10,000,000  10,000,465
Chase Manhattan Bank USA
 5.54%, 7/6/98  12,000,000  11,999,886
Deutsche Bank AG yankee
 5.94%, 10/26/98  5,000,000  5,001,602
Bank of Scotland Treasury Services yankee
 5.64%, 12/29/98  12,000,000  11,999,357
First National Bank of Chicago, ILL
 5.65%, 3/3/99  10,000,000  9,990,770
RaboBank Nederland Cooperative
 Central yankee 5.68%, 6/4/99  10,600,000  10,594,940
Societe Generale France yankee
 5.91%, 10/15/98  7,000,000  7,001,276
Toronto-Dominion Bank yankee
 5.68%, 6/4/99  10,600,000  10,594,940
Westdeutsche Landesbank yankee
 5.83%, 8/3/98  9,000,000  8,999,370
Westpac Banking Corp. yankee
 5.885%, 8/27/98  2,000,000  1,999,980
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $115,399,923)   115,440,950
COMMERCIAL PAPER - 1.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Citibank Credit Card Master
 Trust I (Dakota
 Cirtification Program) 5.52%, 8/5/98 $ 10,500,000 $ 10,443,038
Morgan (JP) & Co., Inc.
 5 1/2%, 11/10/98   12,000,000  11,758,440
UBS Finance, Inc. yankee
 5.53%, 8/5/98    2,000,000  1,989,208
Unifunding, Inc. yankee
 5.52%, 7/2/98   10,500,000  10,498,348
Aspen Funding Corp. yankee
 5.54%, 7/20/98   12,000,000  11,964,406
Beneficial Corp.
 5.55%, 8/12/98   12,100,000  12,021,229
General Electric Capital Corp.
 5.51%, 7/13/98   12,000,000  11,977,480
Kitty Hawk Funding Corp.
 5.53%, 7/29/98   6,300,000  6,272,805
New Center Asset Trust
 5.54%, 9/21/98   3,000,000  2,962,553
Preferred Receivables Funding Corp.
 5.53%, 7/14/98   4,250,000  4,241,313
Triple A One Funding Corp.
 5.54%, 7/8/98   6,800,000  6,792,555
TOTAL COMMERCIAL PAPER
 (Cost $90,923,047)   90,921,375
MASTER NOTES - 0.1%
Goldman Sachs Group L.P.
 5.72%, 1/27/99
 (Cost $6,700,000)   6,700,000  6,700,000
CASH EQUIVALENTS - 6.1%
 SHARES
Taxable Central Cash Fund (b)  301,411,157  301,411,157
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.93%, dated
 6/30/98 due 7/1/98 $ 104,017  104,000
TOTAL CASH EQUIVALENTS
 (Cost $301,515,157)   301,515,157
TOTAL INVESTMENT IN SECURITIES - 100.0%
 (Cost $4,422,595,402)  $ 4,965,444,756
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,328,365 or 4.8% of net assets.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) For foreign government obligations not individually rated by S&P or Moody's the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the soveriegn credit of the issuing government.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Fairchild Semiconductor Corp
 11.74%, 3/15/08 pay-in-kind
   4/3/97 to 9/15/97  $1,647,504
Garden State Newspapers Inc.,
 8 3/4%, 10/1/09  2/11/98  $3,032,550
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $3,107,024,735 and $2,943,044,842, respectively, of which long-term U.S. government and government agency obligations aggregated $1,571,695,057 and $1,270,011,273, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $176,162 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $7,666,000 respectively. The weighted average interest rate was 5.79%. Interest expense includes $1,232 paid under the bank borrowing program (see Note 5 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 21.9% AAA, AA, A 21.3%
Baa 6.7% BBB 6.9%
Ba 1.9% BB 2.1%
B 5.2% B 5.0%
Caa 0.7% CCC 0.8%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to1.4%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30,1998, the aggregate cost of investment securities for income tax purposes was $4,423,662,220. Net unrealized appreciation aggregated $541,782,536, of which $610,109,474 related to appreciated investment securities and $68,326,938 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS





STATEMENT OF ASSETS AND LIABILITIES
                                                                                   JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE
AGREEMENTS OF $104,000) (COST $4,422,595,402) -                                                         $ 4,965,444,756
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                            774,587

RECEIVABLE FOR INVESTMENTS SOLD                                                                              59,508,438

RECEIVABLE FOR FUND SHARES SOLD                                                                               2,317,947

DIVIDENDS RECEIVABLE                                                                                          4,361,780

INTEREST RECEIVABLE                                                                                          29,668,468

OTHER RECEIVABLES                                                                                               203,340

 TOTAL ASSETS                                                                                             5,062,279,316

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                       $   124,458,650
REGULAR DELIVERY

 DELAYED DELIVERY                                                                           138,880,682

PAYABLE FOR FUND SHARES REDEEMED                                                              5,063,647

ACCRUED MANAGEMENT FEE                                                                        2,131,334

DISTRIBUTION FEES PAYABLE                                                                            52

OTHER PAYABLES AND ACCRUED EXPENSES                                                             398,467

 TOTAL LIABILITIES                                                                                          270,932,832

NET ASSETS                                                                                              $ 4,791,346,484

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 3,964,816,294

UNDISTRIBUTED NET INVESTMENT INCOME                                                                          77,492,343

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                               206,193,492

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                   542,844,355
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                              $ 4,791,346,484


INITIAL CLASS:                                   $17.25
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($4,790,268,471 (DIVIDED BY)
 277,718,427 SHARES)

SERVICE CLASS:                                   $17.20
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($1,078,013 (DIVIDED BY) 62,675 SHARES)


STATEMENT OF OPERATIONS
                                                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 20,961,032
DIVIDENDS

INTEREST                                                                         70,977,484

 TOTAL INCOME                                                                    91,938,516

EXPENSES

MANAGEMENT FEE                                                    $ 12,533,744

TRANSFER AGENT FEES                                                1,584,042

DISTRIBUTION FEES - SERVICE CLASS                                  109

ACCOUNTING FEES AND EXPENSES                                       426,724

NON-INTERESTED TRUSTEES' COMPENSATION                              10,462

CUSTODIAN FEES AND EXPENSES                                        19,201

REGISTRATION FEES                                                  15,112

AUDIT                                                              50,766

LEGAL                                                              26,726

INTEREST                                                           1,232

MISCELLANEOUS                                                      97,299

 TOTAL EXPENSES BEFORE REDUCTIONS                                  14,765,417

 EXPENSE REDUCTIONS                                                (342,623)     14,422,794

NET INVESTMENT INCOME                                                            77,515,722

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             208,945,629

 FOREIGN CURRENCY TRANSACTIONS                                     (3,611)       208,942,018

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             121,929,390

 ASSETS AND LIABILITIES IN                                         531           121,929,921
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  330,871,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 408,387,661

OTHER INFORMATION                                                               $ 332,942
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              9,681

                                                                                $ 342,623






STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                                    JUNE 30, 1998     DECEMBER 31,
                                                                                    (UNAUDITED)       1997
OPERATIONS                                                                          $ 77,515,722      $ 137,893,337
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                             208,942,018       422,287,524

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                 121,929,921       189,535,901

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      408,387,661       749,716,762

DISTRIBUTIONS TO SHAREHOLDERS                                                        (139,636,839)     (127,145,659)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                              (418,910,515)     (317,186,364)

 TOTAL DISTRIBUTIONS                                                                 (558,547,354)     (444,332,023)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                          541,558,604       453,368,657

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             391,398,911       758,753,396

NET ASSETS

 BEGINNING OF PERIOD                                                                  4,399,947,573     3,641,194,177

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $77,492,343 AND $137,705,425, RESPECTIVELY)                              $ 4,791,346,484   $ 4,399,947,573



OTHER INFORMATION:



                                                       SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES        DOLLARS      YEAR ENDED DECEMBER 31, 1997

                                                            (UNAUDITED)                     SHARES        DOLLARS
SHARE TRANSACTIONS                                           12,711,041    $ 217,464,359    22,516,597    $ 378,800,337
INITIAL CLASS
 SOLD

  REINVESTED                                                 34,542,119     558,546,057     28,796,632     444,332,023

  REDEEMED                                                   (13,804,465)   (235,509,477)   (22,110,811)   (369,773,703)

  NET INCREASE (DECREASE)                                    33,448,695    $ 540,500,939    29,202,418    $ 453,358,657

 SERVICE CLASS A                                             62,729        $ 1,068,315      568           $ 10,000
 SOLD

  REINVESTMENT                                               80             1,295           -              -

  REDEEMED                                                   (702)          (11,945)        -              -

  NET INCREASE (DECREASE)                                    62,107        $ 1,057,665      568           $ 10,000

DISTRIBUTIONS                                                              $ 139,636,515                  $ 127,145,659
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                          418,909,543                    317,186,364

 TOTAL                                                                     $ 558,546,058                  $ 444,332,023

 SERVICE CLASS - NET INVESTMENT INCOME                                     $ 324                          $ -

 SERVICE CLASS - NET REALIZED GAIN                                          972                            -

 TOTAL                                                                     $ 1,296                        $ -

                                                                           $ 558,547,354                  $ 444,332,023

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.






FINANCIAL HIGHLIGHTS - INITIAL CLASS
                                                  SIX MONTHS ENDED                 YEARS ENDED DECEMBER 31,
                                                  JUNE 30, 1998

SELECTED PER-SHARE DATA                           (UNAUDITED)       1997         1996         1995         1994     1993
NET ASSET VALUE, BEGINNING OF PERIOD              $18.01            $16.93       $15.79       $13.79       $15.42   $13.32

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                              .28 D            .57 D        .63          .30          .45      .33

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.24             2.58         1.55         1.99         (1.33)   2.39

 TOTAL FROM INVESTMENT OPERATIONS                   1.52             3.15         2.18         2.29         (.88)    2.72

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (.57)            (.59)        (.57)        (.29)        (.29)    (.33)

 IN EXCESS OF NET INVESTMENT INCOME                 -                -            -            -            -        (.04)

 FROM NET REALIZED GAIN                             (1.71)           (1.48)       (.47)        -            (.46)    (.25)

 TOTAL DISTRIBUTIONS                                (2.28)           (2.07)       (1.04)       (.29)        (.75)    (.62)

NET ASSET VALUE, END OF PERIOD                    $17.25            $18.01        $16.93      $15.79       $13.79    $15.42

TOTAL RETURN B, C                                   9.29%            20.65%        14.60%      16.96%       (6.09)%   21.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)           $4,790,268       $4,399,937   $3,641,194  $3,332,844 $3,290,527 $2,422,692

RATIO OF EXPENSES TO AVERAGE NET ASSETS             .65% A           .65%          .74%        .81%         .81%      .88%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            .63% A, F        .64% F        .73% F      .79% F       .80% F    .88% F

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  3.39% A          3.43%         3.60%       3.54%        4.07%     3.64%

PORTFOLIO TURNOVER                                  139% A           101%          168%        256%         85%       113%

AVERAGE COMMISSION RATE G                          $ .0416         $ .0408       .0163





FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                   JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                            (UNAUDITED)       1997 E
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 17.99           $ 17.60

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .28 D              .10 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.21               .29

 TOTAL FROM INVESTMENT OPERATIONS                                   1.49               .39

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.57)               -

 FROM NET REALIZED GAIN                                             (1.71)              -

 TOTAL DISTRIBUTIONS                                                (2.28)              -

NET ASSET VALUE, END OF PERIOD                                     $ 17.20           $ 17.99

TOTAL RETURN B                                                      9.11%              2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 1,078           $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .75% A             .75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .73% A             .75% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                3.60% A            3.52% A

PORTFOLIO TURNOVER                                                  139% A             101%

AVERAGE COMMISSION RATE G                                          $ .0416           $ .0408


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount partnerships and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts'
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,855,599 or .10% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .55% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $109, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $1,063,886 for the Initial Class .
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets. ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 19% of the outstanding shares of the fund. In addition, three unaffiliated insurance companies were record owners of 46% of the total outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
Charles S. Morrison II, VICE PRESIDENT
John Todd, VICE PRESIDENT
Steven Snider, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY








(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: CONTRAFUND PORTFOLIO

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT                  3   A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING THE
                                        PAST SIX MONTHS.

PERFORMANCE AND INVESTMENT SUMMARY  4   HOW THE FUND HAS DONE OVER TIME, AND AN OVERVIEW OF THE
                                        FUND'S INVESTMENTS AT THE END OF THE PERIOD.

FUND TALK                           5   THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                        AND OUTLOOK.

INVESTMENTS                         6   A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                        MARKET VALUES.

FINANCIAL STATEMENTS                12  STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                        CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               15  NOTES TO THE FINANCIAL STATEMENTS.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1  LIFE OF
JUNE 30, 1998                         YEAR    FUND

VIP II: CONTRAFUND - "INITIAL CLASS"  29.82%  29.34%

S&P 500 (REGISTERED TRADEMARK)        30.16%  32.30%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II CONTRAFUND           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
IMATRL PRASUN   SHR__CHT 19980630 19980710 104424 R00000000000045
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $24,545 - a 145.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,561 - a 165.61% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                            % OF FUND'S
                            INVESTMENTS

WORLDCOM, INC.              2.8

TIME WARNER, INC.           2.7

TYCO INTERNATIONAL LTD.     2.4

MICROSOFT CORP.             2.0

LUCENT TECHNOLOGIES, INC.   2.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S
                    INVESTMENTS

TECHNOLOGY          18.1

FINANCE             11.6

MEDIA & LEISURE     10.9

RETAIL & WHOLESALE  10.0

UTILITIES           9.3

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 9.1
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 86.09999999999999
STOCKS  86.1%
BONDS  4.8%
SHORT-TERM INVESTMENTS 9.1%
FOREIGN INVESTMENTS 6.3%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Will Danoff,
Portfolio Manager of
Contrafund Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, WILL?
A. For the six months that ended June 30, 1998, the fund slightly lagged the 17.71% return of the Standard & Poor's 500 Index. Looking at performance from a 12-month perspective, the fund also trailed the 30.16% return of the S&P 500 by a small margin.
Q. CAN YOU IDENTIFY SOME OF THE FACTORS THAT HELPED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The fund was positioned relatively well to try to capitalize on the strong U.S. economy, while avoiding those industries that I felt were vulnerable to the severe economic weakness in Southeast Asia. For instance, several of the fund's cable TV stocks performed well, including Tele-Communications, Inc. and Comcast. Cable TV stocks were one example of my contrarian investment approach. When I bought these stocks over a year ago, the cable TV industry was out of favor among investors. A number of factors helped turn the industry around, and as prospects brightened I continued to increase the fund's exposure to cable stocks during the period. Another example of trying to minimize the fund's exposure to Southeast Asia was the fund's weighting in the retail sector, which jumped from around 7% six months ago to around 10% at the end of June. Retail stocks generally benefited from the healthy domestic economy and aided fund performance. Specifically, the fund's positions in Home Depot and the Gap performed well. Both of these companies are leaders in their respective retailing segments and have been able to add to the number of their stores by more than 20% annually. On the flip side of my strategy, the fund had less exposure to the semiconductor sector than the S&P index. This below-market weighting turned out positively as this sector was one of the hardest hit by the problems emanating from Southeast Asia.
Q. WHAT TYPES OF CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE
PERIOD?
A. There were a couple. First, I reduced the overall number of positions in the fund from around 600 at the beginning of the period to approximately 350. The fund typically receives most of its performance boost or drag from its top holdings, and this streamlining of positions enabled me to concentrate on my very best ideas. I felt this change would help performance in the long run. Another change I made was to reduce the fund's energy-related exposure considerably, from 13% at the beginning of 1998 to under 1% at the end of the period. Since Asia accounts for close to 20% of worldwide oil demand, oil prices declined dramatically as demand from Asia lessened. As a result, the energy sector suffered due to the weak pricing environment.
Q. THE FUND'S TECHNOLOGY STAKE WAS INCREASED FROM AROUND 11% TO JUST OVER 18% DURING THE PERIOD. WHY DID TECHNOLOGY STOCKS APPEAL TO YOU?
A. The Internet and telecommunications capital equipment continued to be two exciting technology sub-sectors that were able to sustain earnings growth momentum. The Internet is still in its infancy period, but it has already changed the way people communicate, work, shop and gather information. The fund's positions in Internet companies such as America Online and Yahoo! were positive contributors. Telecommunications capital equipment companies provide the electronic infrastructure on which the Internet operates, and I felt many were well-positioned to benefit from an increase in global data traffic . The fund's investments in Lucent Technologies, Northern Telecom, Alcatel and Cisco Systems performed well.
Q. WHICH INVESTMENTS FAILED TO MEET YOUR EXPECTATIONS OVER THE PAST
SIX MONTHS?
A. Most cyclical groups - those particularly vulnerable to economic swings - performed worse than the market during the period. For example, Sealed Air, a specialty chemicals company, proved disappointing, as did oil refinery Tosco and Remec, a supplier to the aerospace and defense industry. A lack of exposure to pharmaceutical stocks, which I felt were quite expensive, also hurt. Despite high valuations, drug companies were bolstered by strong earnings and a record number of new product approvals. Toward the end of the period, I had begun to increase the fund's exposure to these stocks.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I've been surprised by the market's strength this year. Corporate earnings growth has slowed, but stocks have continued to appreciate, propelled by higher price-to-earnings ratios and lower interest rates. Going forward, I'll continue to try to emphasize those companies with exceptional growth opportunities that justify the high valuations in today's market.



FUND FACTS
GOAL: TO INCREASE THE VALUE OF THE FUND'S SHARES
OVER THE LONG TERM BY INVESTING IN COMPANIES
WHERE VALUE IS NOT FULLY RECOGNIZED BY THE PUBLIC
START DATE: JANUARY 3, 1995
SIZE: AS OF JUNE 30, 1998, MORE THAN
$5.1 BILLION
MANAGER: WILL DANOFF, SINCE INCEPTION; JOINED
FIDELITY IN 1986
(CHECKMARK)
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT
William Danoff, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  105,200 $ 3,931,850
DEFENSE ELECTRONICS - 0.0%
Remec, Inc. (a)  282,000  3,207,750
TOTAL AEROSPACE & DEFENSE   7,139,600
BASIC INDUSTRIES - 1.5%
CHEMICALS & PLASTICS - 1.5%
Avery Dennison Corp.   104,500  5,616,875
Crompton & Knowles Corp.   271,992  6,850,799
Cytec Industries, Inc. (a)  149,100  6,597,675
du Pont (E.I.) de Nemours & Co.   59,000  4,402,875
MacDermid, Inc.   12,200  344,650
Monsanto Co.   577,800  32,284,575
Sealed Air Corp. (a)  562,225  20,661,769
  76,759,218
PACKAGING & CONTAINERS - 0.0%
Silgan Holdings, Inc. (a)  60,900  1,705,200
TOTAL BASIC INDUSTRIES   78,464,418
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.2%
Masco Corp.   141,200  8,542,600
CONSTRUCTION - 0.0%
Ashtead Group PLC  24,700  96,802
ENGINEERING - 0.0%
Forrester Research, Inc. (a)  25,600  1,017,600
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Crescent Real Estate Equities, Inc.   63,300  2,128,463
Equity Office Properties Trust   291,300  8,265,638
Glenborough Realty Trust, Inc.   213,600  5,633,700
Starwood Hotels & Resorts Trust  170,688  8,246,364
  24,274,165
TOTAL CONSTRUCTION & REAL ESTATE   33,931,167
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 1.3%
AutoZone, Inc. (a)  96,700  3,088,356
Breed Technologies, Inc.   219,900  3,367,219
Danaher Corp.   523,900  19,220,581
Kroll-O'Gara Company (a)  787,400  16,830,675
SPX Corp. (a)  370,100  23,825,188
  66,332,019
CONSUMER DURABLES - 0.0%
Blyth Industries, Inc.   69,000  2,294,250
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H   64,900  3,058,413
Gemstar International Group Ltd. (a)  117,400  4,395,163
  7,453,576
TEXTILES & APPAREL - 0.3%
Jones Apparel Group, Inc.   73,000  2,669,063
Kellwood Co.   2,700  96,525
NIKE, Inc. Class B  67,400  3,281,538
Warnaco Group, Inc. Class A  169,100  7,176,181
  13,223,307
TOTAL DURABLES   89,303,152

 SHARES VALUE (NOTE 1)
ENERGY - 0.8%
ENERGY SERVICES - 0.2%
ENSCO International, Inc.   102,474 $ 1,780,486
Smith International, Inc. (a)   162,200  5,646,588
  7,427,074
OIL & GAS - 0.6%
Anadarko Petroleum Corp.   51,500  3,460,156
British Petroleum PLC ADR  65,493  5,779,757
Burlington Resources, Inc.   120,448  5,186,792
Royal Dutch Petroleum Co.   76,200  4,176,713
Tosco Corp.   513,700  15,089,938
  33,693,356
TOTAL ENERGY   41,120,430
FINANCE - 11.6%
BANKS - 2.9%
BHI Corp. (non-vtg.) (a)  68,500  2,705,750
Banc One Corp.   540,790  30,182,842
Bank of New York Co., Inc.   218,500  13,260,219
Comerica, Inc.   96,500  6,393,125
Compass Bancshares, Inc.   248,100  11,195,513
Credito Italiano Ord.   1,132,600  5,872,103
Fifth Third Bancorp  43,400  2,734,200
M&T Bank Corp.   17,490  9,689,460
North Fork Bancorp., Inc.   446,493  10,911,140
Providian Financial Corp.   68,700  5,397,244
U.S. Bancorp   963,800  41,443,400
Wells Fargo & Co.   30,100  11,106,900
  150,891,896
CREDIT & OTHER FINANCE - 2.9%
American Express Co.   550,700  62,779,800
Associates First Capital Corp. Class A 739,502 56,849,216 Capital Trust Class A (a) 417,000 4,013,625
Greenpoint Financial Corp.   343,500  12,924,188
Household International, Inc.   357,300  17,775,675
  154,342,504
FEDERAL SPONSORED CREDIT - 1.6%
Federal Home Loan Mortgage
 Corporation  775,800  36,511,088
Fannie Mae  803,900  48,836,925
  85,348,013
INSURANCE - 2.8%
AFLAC, Inc.   277,000  8,396,563
ACE Ltd.   254,900  9,941,100
Allmerica Financial Corp.   85,492  5,556,980
Allstate Corp.   341,300  31,250,281
AMBAC, Inc.   75,000  4,387,500
American International Group, Inc.   99,350  14,505,100
Aon Corp.   116,350  8,173,588
Berkshire Hathaway, Inc. Class A (a)  20  1,566,100
General Re Corp.   54,900  13,917,150
Hartford Financial Services Group, Inc.   12,000  1,372,500
Life RE Corp.   12,700  1,041,400
Mutual Risk Management Ltd.   95,200  3,468,850
Progressive Corp.   74,700  10,532,700
SunAmerica, Inc.   289,850  16,648,259
Torchmark Corp.   109,600  5,014,200
UNUM Corp.   199,000  11,044,500
Zenith National Insurance Corp.   127,700  3,599,544
  150,416,315
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.8%
Dime Bancorp., Inc.   307,800 $ 9,214,763
Golden State Bancorp  40,200  1,195,950
Washington Mutual, Inc.   718,225  31,197,898
  41,608,611
SECURITIES INDUSTRY - 0.6%
Travelers Group, Inc. (The)  537,699  32,598,002
TOTAL FINANCE   615,205,341
HEALTH - 6.7%
DRUGS & PHARMACEUTICALS - 4.1%
American Home Products Corp.   476,900  24,679,575
Amgen, Inc.   75,800  4,955,425
Biogen, Inc.   81,700  4,003,300
Bristol-Myers Squibb Co.   290,200  33,354,863
Elan Corp. PLC ADR (a)  162,550  10,453,997
Forest Laboratories, Inc. (a)  186,200  6,656,650
Merck & Co., Inc.   165,900  22,189,125
Pfizer, Inc.   252,000  27,389,250
Quintiles Transnational Corp. (a)  47,900  2,356,081
Schering-Plough Corp.   295,400  27,066,025
Warner-Lambert Co.   765,500  53,106,563
  216,210,854
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
Allegiance Corp.   122,740  6,290,425
Becton, Dickinson & Co.   107,800  8,367,975
Boston Scientific Corp.   12,600  902,475
Cardinal Health, Inc.   214,200  20,081,250
Guidant Corp.   153,500  10,946,469
Omnicare, Inc.   153,400  5,848,375
Sofamor/Danek Group, Inc. (a)  114,300  9,894,094
Steris Corp. (a)  38,900  2,473,797
Sybron International Corp. (a)  195,600  4,938,900
U.S. Surgical Corp.   82,400  3,759,500
  73,503,260
MEDICAL FACILITIES MANAGEMENT - 1.2%
Columbia/HCA Healthcare Corp.   410,500  11,955,813
HEALTHSOUTH Corp. (a)  292,100  7,795,419
Health Management Associates, Inc
 Class A (a)  804,950  26,915,516
Oxford Health Plans, Inc. (a)  126,200  1,932,438
Trigon Healthcare, Inc. (a)  62,100  2,247,244
United HealthCare Corp.   232,200  14,744,700
  65,591,130
TOTAL HEALTH   355,305,244
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.4%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  199,400  40,488,478
American Power Conversion Corp. (a) 241,500 7,245,000 General Instrument Corp. (a) 412,200 11,206,688
L-3 Communications Holdings, Inc.   64,000  2,092,000
Loral Space & Communications Ltd. (a) 1,621,920 45,819,240 Philips Electronics NV 119,600 10,166,000
Rayovac Corp.   381,500  8,655,281
Roper Industries, Inc.   139,600  3,647,050
  129,319,737

 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
Illinois Tool Works, Inc.   37,500 $ 2,500,781
Kaydon Corp.   163,500  5,773,594
Mannesmann AG Ord.   113,500  11,481,831
New Holland NV  72,100  1,414,963
Stanley Works  14,200  590,188
Tyco International Ltd.  2,003,178  126,200,214
  147,961,571
POLLUTION CONTROL - 1.1%
Republic Services, Inc. Class A  460,300  11,047,200
USA Waste Services, Inc. (a)  537,945  26,561,034
Waste Management, Inc.  502,300  17,580,500
  55,188,734
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   332,470,042
MEDIA & LEISURE - 10.9%
BROADCASTING - 7.0%
Citadel Communications Corp.   50,100  801,600
CBS Corp.   2,052,415  65,164,176
Comcast Corp. Class A  284,500  11,308,875
Comcast Corp. Class A special  356,700  14,479,791
Forsoft Ltd. (a)(d)  1,121,800  17,247,675
Heftel Broadcasting Corp. Class A (a)  280,000  12,530,000
Jacor Communications, Inc. Class A (a)  66,800  3,941,200
MediaOne Group, Inc.   390,400  17,153,200
Metromedia Fiber Network, Inc. Class A  2,200  102,575
NTL, Inc. (a)  127,300  6,810,550
Scandinavian Broadcasting Corp. (a)  160,500  4,845,094
Scripps E.W. Co. Class A  42,900  2,351,456
TCA Cable TV, Inc.   172,200  10,332,000
Tele-Communications, Inc. (a):
 (TCI Group), Series A   1,107,313  42,562,343
 (TCI Ventures Group), Series A,  616,874  12,376,035
Tele-Communications, Inc. (Liberty Media
 Group), Series A  37,400  1,451,588
Time Warner, Inc.   1,696,400  144,936,175
USA Networks, Inc. (a)  115,674  2,906,309
  371,300,642
ENTERTAINMENT - 1.1%
Disney (Walt) Co.   153,200  16,095,575
Premier Parks, Inc. (a)  248,400  16,549,650
Viacom, Inc. (a):
 Class A  165,000  9,652,500
 Class B (non-vtg.)  279,700  16,292,525
  58,590,250
LEISURE DURABLES & TOYS - 0.1%
Mattel, Inc.   47,600  2,014,075
Harley-Davidson, Inc.   65,300  2,530,375
  4,544,450
LODGING & GAMING - 0.1%
ResortQuest International, Inc.   192,100  3,133,631
PUBLISHING - 0.9%
ACNielsen Corp.   3,100  78,275
Cognizant Corp.   645,800  40,685,400
Dow Jones & Co., Inc.   11,400  635,550
Meredith Corp.   5,000  234,688
Thomson Corp.   12,200  354,924
Ziff-Davis, Inc.   208,600  2,894,325
  44,883,162
RESTAURANTS - 1.7%
Darden Restaurants, Inc.   438,600  6,962,775
McDonald's Corp.   727,600  50,204,400
Papa John's International, Inc. (a)  177,700  7,008,044
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Pizzaexpress PLC  208,400 $ 2,995,870
ShowBiz Pizza Time, Inc. (a)  79,400  3,200,813
Starbucks Corp. (a)  347,800  18,585,563
Wendy's International, Inc.   157,200  3,694,200
  92,651,665
TOTAL MEDIA & LEISURE   575,103,800
NONDURABLES - 5.2%
BEVERAGES - 1.6%
Cadbury-Schweppes PLC Ord.   725,697  11,225,021
Coca-Cola Co. (The)  629,000  53,779,500
Coca-Cola Enterprises, Inc.   143,500  5,632,375
PepsiCo, Inc.   333,500  13,736,031
  84,372,927
FOODS - 1.4%
American Italian Pasta Co. Series A  197,000  7,338,250
Campbell Soup Co.   123,500  6,560,938
Earthgrains Co.   60,400  3,374,850
Flowers Industries, Inc.   228,300  4,665,881
Heinz (H.J.) Co.   11,600  651,050
Hershey Foods Corp.   124,800  8,611,200
Keebler Foods Co. (a)  348,500  9,583,750
Nestle SA (Reg.)  6,935  14,807,440
Quaker Oats Co.   131,400  7,218,788
Wrigley (Wm.) Jr. Co.   104,300  10,221,400
  73,033,547
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.   29,000  2,552,000
Dial Corp.   252,000  6,536,250
Gillette Co.   1,264,400  71,675,675
Estee Lauder Companies, Inc.   145,500  10,139,531
Unilever NV Ord.   246,840  19,546,168
Wella AG  4,616  4,570,044
  115,019,668
TOTAL NONDURABLES   272,426,142
PRECIOUS METALS - 0.2%
Euro-Nevada Mining Ltd.   299,600  4,092,645
Franco-Nevada Mining Corp.   305,700  6,071,303
  10,163,948
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.7%
Charming Shoppes, Inc. (a)  1,479,600  7,028,100
Gap, Inc.   665,050  40,983,706
Goody's Family Clothing (a)  158,200  8,681,225
Limited, Inc. (The)  360,200  11,931,625
TJX Companies, Inc.   901,800  21,755,925
  90,380,581
DRUG STORES - 1.8%
CVS Corp.   2,193,648  85,415,169
Rite Aid Corp.   231,300  8,688,206
Walgreen Co.   64,100  2,648,131
  96,751,506
GENERAL MERCHANDISE STORES - 1.5%
Costco Companies, Inc. (a)  290,600  18,325,963
Dillards, Inc. Class A  90,000  3,729,375
Federated Department Stores, Inc.  177,600  9,557,100
Kohls Corp. (a)  125,400  6,505,125

 SHARES VALUE (NOTE 1)
Proffitts, Inc. (a)  148,600 $ 5,999,725
Stein Mart, Inc. (a)  339,700  4,585,950
Wal-Mart Stores, Inc.   461,200  28,017,900
  76,721,138
GROCERY STORES - 1.9%
Dominick's Supermarkets, Inc. (a)  209,000  9,313,563
Meyer (Fred), Inc. (a)  983,130  41,783,025
Richfood Holdings, Inc. Class A  221,500  4,582,281
Safeway, Inc. (a)  1,060,900  43,165,369
Whole Foods Market, Inc. (a)   46,000  2,783,000
  101,627,238
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
AgriBioTech, Inc.  13,700  379,319
Best Buy Co., Inc. (a)  43,500  1,571,438
Boots Co. PLC Class L (The)  241,060  3,992,017
Brylane, Inc. (a)  29,600  1,361,600
CDnow, Inc.   8,600  173,075
Circuit City Stores, Inc. - Circuit City Group  335,600  15,731,250
Home Depot, Inc.   511,600  42,494,775
Lowe's Companies, Inc.   138,200  5,605,738
N2K, Inc.   159,300  3,126,263
Office Depot, Inc. (a)  303,900  9,591,844
PETsMART, Inc. (a)  162,400  1,624,000
School Specialty, Inc.   71,130  1,164,754
Staples, Inc. (a)  880,300  25,473,681
Tandy Corp.   328,800  17,446,950
U.S.A. Floral Products, Inc.   313,400  4,936,050
U.S. Office Products Co.   200,694  3,913,533
Viking Office Products, Inc. (a)  425,200  13,340,650
Williams-Sonoma, Inc. (a)  121,900  3,877,944
  155,804,881
TOTAL RETAIL & WHOLESALE   521,285,344
SERVICES - 2.1%
ADVERTISING - 0.7%
ADVO, Inc. (a)  126,300  3,560,081
CMG Information Services, Inc. (a)  68,900  4,874,675
Interpublic Group of Companies, Inc.   118,900  7,215,744
Lamar Advertising Co. Class A  39,700  1,424,238
Outdoor Systems, Inc. (a)  631,775  17,689,700
Preview Travel, Inc.   19,800  680,625
Young & Rubicam, Inc.   62,000  1,984,000
  37,429,063
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  315,050  10,416,341
Devry, Inc. (a)  128,200  2,812,388
  13,228,729

LEASING & RENTAL - 0.1%
Hertz Corp. Class A  53,100  2,352,994
United Rentals, Inc.   67,500  2,835,000
  5,187,994
PRINTING - 0.0%
Big Flower Holdings, Inc. (a)  45,200  1,356,000
SERVICES - 1.0%
APAC Teleservices, Inc. (a)  167,900  981,166
Consolidation Capital Corp.   140,100  3,150,061
Data Processing Resources Corp. (a)  134,700  4,184,119
CGI Group, Inc. Class A (sub-vtg.) (a) 243,600 5,211,405 Hays PLC 270,100 4,526,980
Medpartners, Inc. (a)  641,700  5,133,600
Nova Corp.  37,900  1,354,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
PMT Services, Inc.   52,900 $ 1,345,644
Professional Detailing, Inc.   9,500  236,313
Robert Half International, Inc. (a) 281,150 15,709,256 Service Corp. International 52,300 2,242,363
ServiceMaster Co.   225,900  8,598,319
United Road Services, Inc.   150,600  2,880,225
  55,554,376
TOTAL SERVICES   112,756,162
TECHNOLOGY - 18.1%
COMMUNICATIONS EQUIPMENT - 5.5%
Advanced Fibre Communication, Inc. (a)  712,400  28,540,525
Ascend Communications, Inc.   272,300  13,495,869
Aspect Telecommunications Corp. (a)   282,300  7,727,963
Ciena Corp. (a)  208,100  14,488,963
Cisco Systems, Inc. (a)  562,900  51,821,981
Inter-Tel, Inc.   85,800  1,372,800
Intermedia Communications, Inc. (a)  124,450  5,219,122
Lucent Technologies, Inc.   1,292,100  107,486,569
Nokia Corp. AB sponsored ADR  37,800  2,742,863
Northern Telecom Ltd.   527,700  29,984,793
RELTEC Corp. (a)  33,100  1,489,500
Tellabs, Inc. (a)  368,300  26,379,488
  290,750,436
COMPUTER SERVICES & SOFTWARE - 7.8%
Affiliated Computer Services, Inc.
 Class A (a)  163,200  6,283,200
America Online, Inc. (a)  725,500  76,903,000
Aspect Development, Inc. (a)  37,900  2,866,188
Automatic Data Processing, Inc.   380,500  27,728,938
Axent Technologies, Inc.   17,500  535,938
Aztec Technology Partners, Inc.   43,415  331,039
BMC Software, Inc. (a)  281,700  14,630,794
BEA Systems, Inc. (a)  19,600  449,575
BroadVision, Inc. (a)  100,000  2,387,500
CBT Group PLC sponsored ADR (a)  132,300  7,078,050
CNET, Inc. (a)  78,900  5,384,925
Cambridge Technology Partners
 Massachusetts, Inc. (a)  56,700  3,097,238
Cap Gemini Sogeti SA  63,079  9,884,544
Ceridian Corp. (a)  270,316  15,881,065
CheckFree Holdings Corp. (a)  94,600  2,784,788
Check Point Software Technologies Ltd (a)  100,000  3,275,000
Ciber, Inc.   32,200  1,223,600
Computer Associates International, Inc.   72,300  4,017,169
DST Systems, Inc. (a)  38,700  2,167,200
Documentum, Inc. (a)  152,200  7,305,600
ECI Telecom Ltd.   29,000  1,098,375
EarthLink Network, Inc. (a)  40,400  3,100,700
J.D. Edwards & Co.   130,900  5,620,519
Electronic Arts, Inc. (a)  130,960  7,071,840
Equifax, Inc.   17,200  624,575
Fair, Isaac & Co., Inc.   8,800  334,400
Fundtech Ltd.   19,700  371,838
HBO & Co.   296,800  10,462,200
International Network Services  600  24,600
Intuit, Inc. (a)  28,000  1,715,000
Legato Systems, Inc.   52,100  2,031,900
Lycos, Inc. (a)  189,800  14,306,175
Mercury Interactive Group Corp.   9,100  406,088

 SHARES VALUE (NOTE 1)
Microsoft Corp. (a)  998,800 $ 108,244,950
Networks Associates, Inc. (a)   69,800  3,341,675
Paychex, Inc.   149,600  6,086,850
Pegasus Systems, Inc.   12,800  328,000
Policy Management Systems Corp. (a)  108,700  4,266,475
RealNetworks, Inc.   97,000  3,619,313
Sabre Group Holdings, Inc. Class A (a)  116,900  4,442,200
Sapient Corp.   32,500  1,714,375
Shared Medical Systems Corp.   11,200  822,500
Siebel Systems, Inc. (a)  21,900  706,275
SportsLine USA, Inc.   131,100  4,793,344
Technology Solutions, Inc.   11,000  348,563
ViaGrafix Corp.   161,700  1,253,175
Yahoo!, Inc. (a)  207,600  32,697,000
   414,048,256
COMPUTERS & OFFICE EQUIPMENT - 2.4%
Celestica, Inc. (sub-vtg.)  185,100  3,371,458
Bay Networks, Inc. (a)  1,000  32,250
Dell Computer Corp. (a)  366,700  34,034,344
EMC Corp. (a)  569,800  25,534,163
Gateway 2000, Inc.   31,700  1,604,813
MMC Networks, Inc.   34,100  1,086,938
Symbol Technologies, Inc.   256,700  9,690,425
Unisys Corp. (a)  1,394,345  39,390,246
Xerox Corp.   100,300  10,192,988
  124,937,625
ELECTRONIC INSTRUMENTS - 0.9%
JDS Fitel, Inc. (a)  248,800  4,153,023
Thermo Electron Corp. (a)  700,000  23,931,250
Thermo Instrument Systems, Inc. (a)  245,800  6,452,250
Varian Associates, Inc.   65,000  2,535,000
Waters Corp. (a)  195,100  11,498,706
  48,570,229
ELECTRONICS - 1.4%
Broadcom Corp. Class A  11,400  839,325
Intel Corp.   156,400  11,593,150
Kent Electronics Corp. (a)  277,800  5,087,213
PMC-Sierra, Inc. (a)  74,400  3,487,500
Sanmina Corp. (a)  101,000  4,380,875
Texas Instruments, Inc.   326,300  19,027,369
Uniphase Corp. (a)  249,900  15,689,034
Vitesse Semiconductor Corp. (a)  527,800  16,295,825
  76,400,291
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   44,100  3,222,056
TOTAL TECHNOLOGY   957,928,893
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.4%
Southwest Airlines Co.   343,450  10,174,706
Viad Corp.   292,100  8,105,775
  18,280,481
RAILROADS - 0.1%
Norfolk Southern Corp.   204,600  6,099,638

TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   131,800  3,278,525
Swift Transportation Co., Inc. (a)  214,100  4,241,856
  7,520,381
TOTAL TRANSPORTATION   31,900,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 9.1%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  347,200 $ 20,289,500
Bell Canada International, Inc.   167,200  3,930,097
Orange PLC (a)  278,500  2,949,286
SkyTel Communications, Inc.   414,450  9,700,720
Teleglobe, Inc.   52,900  1,412,829
Vodafone Group PLC sponsored ADR  87,700  11,055,681
  49,338,113
GAS - 0.5%
Enron Corp.   379,900  20,538,344
Williams Companies, Inc.   206,800  6,979,500
  27,517,844
TELEPHONE SERVICES - 7.7%
AT&T Corp.   1,108,300  63,311,638
BCE, Inc.   309,100  13,130,564
E Spire Communications, Inc. (a)  201,400  4,544,088
Exodus Communications, Inc. (a)  106,000  4,743,500
Global Telesystems Group, Inc. (a)  130,400  6,357,000
ITC Deltacom, Inc.   239,500  10,234,883
MCI Communications Corp.   956,400  55,590,750
Mastech Corp. (a)  330,000  9,281,250
McLeodUSA, Inc. Class A (a)  367,400  14,282,675
NEXTLINK Communications, Inc.
 Class A (a)  192,100  7,275,788
Qwest Communications International, Inc.   803,488  28,021,644
Sprint Corp.   135,000  9,517,500
Telefonica de Espana SA Ord.   428,107  19,776,379
U.S. LEC Corp. Class A  80,900  1,688,788
Winstar Communications, Inc. (a)  212,700  9,132,806
WorldCom, Inc. (a)  3,088,805  149,613,992
  406,503,245
TOTAL UTILITIES   483,359,202
TOTAL COMMON STOCKS
 (Cost $3,431,279,012)   4,517,863,385
PREFERRED STOCKS - 0.7%
CONVERTIBLE PREFERRED STOCKS - 0.3%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Sealed Air Corp., Series A, $2.00  64,312  2,701,104
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust, Series A, $3.25  156,300  8,967,713
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E,
 $7.00  7,100  3,763,000
TOTAL CONVERTIBLE PREFERRED STOCKS   15,431,817
NONCONVERTIBLE PREFERRED STOCKS - 0.4%
NONDURABLES - 0.2%
HOUSEHOLD PRODUCTS - 0.2%
Wella AG  9,480  10,591,593

 SHARES VALUE (NOTE 1)
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
Telecom Italia Spa  371,375 $ 1,802,481
Telecom Italia Mobile Spa de Risp  2,894,500  9,638,584
  11,441,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS   22,032,658
TOTAL PREFERRED STOCKS
 (Cost $27,415,519)   37,464,475
CONVERTIBLE BONDS - 0.0%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Jacor Communications, Inc.
 liquid yield option notes
  0%, 6/12/11
  (Cost $149,594) B3 $ 302,000  250,660
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bill, yields at dates
 of purchase 4.82 to 5.05%
  7/23/98 to 10/08/98 -  1,200,000  1,191,087
7 5/8%, 2/15/25 Aaa  34,500,000  43,437,570
6 7/8%, 8/15/25 Aaa  40,500,000  46,903,860
6% 2/15/26 Aaa  32,000,000  33,289,920
6.75% 8/15/26 Aaa  37,900,000  43,389,436
6.5% 11/15/26 Aaa  38,000,000  42,197,860
6.625% 2/15/27 Aaa  38,500,000  43,474,970
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $243,408,231)   253,884,703
CASH EQUIVALENTS - 9.1%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $479,659,783)  479,659,783  479,659,783
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,181,912,139)  $ 5,289,123,006
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Forsoft Ltd.  $ - $ - $ - $ 17,247,675
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,957,392,661 and $4,572,792,982, respectively, of which long-term U.S. government and government agency obligations aggregated $231,108,756 and $176,809,009, respectively.
The market value of futures contracts opened and closed during the period amounted to $95,959,886 and $96,262,438 respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $694,697 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $4,187,073,165. Net unrealized appreciation aggregated $1,102,049,841, of which $1,158,674,837 related to appreciated investment securities and $56,624,996 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                JUNE 30, 1998  (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $4,181,912,139) -                  $ 5,289,123,006
SEE ACCOMPANYING SCHEDULE

CASH                                                                         305,236

FOREIGN CURRENCY HELD AT VALUE                                               6,109,972
(COST $6,097,192)

RECEIVABLE FOR INVESTMENTS SOLD                                              75,354,114

RECEIVABLE FOR FUND SHARES SOLD                                              10,864,783

DIVIDENDS RECEIVABLE                                                         2,960,343

INTEREST RECEIVABLE                                                          6,541,502

OTHER RECEIVABLES                                                            173,554

 TOTAL ASSETS                                                                5,391,432,510

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 205,146,891

PAYABLE FOR FUND SHARES REDEEMED                              1,160,169

ACCRUED MANAGEMENT FEE                                        2,404,603

DISTRIBUTION FEES PAYABLE                                     4,328

OTHER PAYABLES AND                                            383,921
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                           209,099,912

NET ASSETS                                                                  $ 5,182,332,598

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 3,719,883,307

UNDISTRIBUTED NET INVESTMENT INCOME                                          13,399,290

ACCUMULATED UNDISTRIBUTED                                                    341,801,240
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    1,107,248,761
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                  $ 5,182,332,598

INITIAL CLASS:                                                               $21.95
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION PRICE
 PER SHARE ($5,120,186,476 (DIVIDED BY)
 233,217,024 SHARES)

SERVICE CLASS:                                                               $21.95
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION PRICE
 PER SHARE ($62,146,122 (DIVIDED BY)
 2,831,518 SHARES)



STATEMENT OF OPERATIONS
                                                 SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)

INVESTMENT INCOME                                                               $ 16,523,633
DIVIDENDS

INTEREST                                                                         12,626,623

 TOTAL INCOME                                                                    29,150,256

EXPENSES

MANAGEMENT FEE                                                    $ 13,539,840

TRANSFER AGENT FEES                                                1,569,327

DISTRIBUTION FEES - SERVICE CLASS                                  12,474

ACCOUNTING FEES AND EXPENSES                                       410,023

NON-INTERESTED TRUSTEES' COMPENSATION                              8,529

CUSTODIAN FEES AND EXPENSES                                        213,682

REGISTRATION FEES                                                  83,542

AUDIT                                                              34,742

LEGAL                                                              25,202

MISCELLANEOUS                                                      150,822

 TOTAL EXPENSES BEFORE REDUCTIONS                                  16,048,183

 EXPENSE REDUCTIONS                                                (851,444)     15,196,739

NET INVESTMENT INCOME                                                            13,953,517

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             359,225,258

 FOREIGN CURRENCY TRANSACTIONS                                     65,470

 FUTURES CONTRACTS                                                 302,552       359,593,280

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             333,613,422

 ASSETS AND LIABILITIES IN                                         54,268        333,667,690
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  693,260,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 707,214,487

OTHER INFORMATION                                                               $ 848,969
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                              2,475

                                                                                $ 851,444






STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                        SIX MONTHS ENDED  YEAR ENDED
                                                                                         JUNE 30, 1998     DECEMBER 31,
                                                                                         (UNAUDITED)       1997
OPERATIONS                                                                               $ 13,953,517      $ 29,698,431
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                  359,593,280       204,568,956

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                      333,667,690       450,977,419

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           707,214,487       685,244,806

DISTRIBUTIONS TO SHAREHOLDERS                                                              (29,014,736)      (21,846,321)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                    (213,465,544)     (57,736,705)

 TOTAL DISTRIBUTIONS                                                                       (242,480,280)     (79,583,026)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                606,007,763      1,111,825,789

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   1,070,741,970    1,717,487,569

NET ASSETS

 BEGINNING OF PERIOD                                                                        4,111,590,628    2,394,103,059

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $13,399,290 AND $28,707,467, RESPECTIVELY)                                     $ 5,182,332,598  $ 4,111,590,628





OTHER INFORMATION:
                                                      SIX MONTHS ENDED JUNE 30, 1998

                                                              SHARES         DOLLARS       YEAR ENDED DECEMBER 31, 1997

                                                              (UNAUDITED)                    SHARES        DOLLARS
SHARE TRANSACTIONS                                            30,171,693    $ 627,771,094    80,344,594    $ 1,456,514,379
INITIAL CLASS
 SOLD

  REINVESTED                                                  12,506,721     242,005,046     4,834,935      79,583,026

  REDEEMED                                                    (15,498,043)   (319,026,090)   (23,702,843)   (427,936,465)

  NET INCREASE (DECREASE)                                     27,180,371    $ 550,750,050    61,476,686    $ 1,108,160,940

 SERVICE CLASS A                                              2,622,001     $ 54,819,638     186,727       $ 3,664,849
 SOLD

  REINVESTED                                                  24,559         475,234         -              -

  REDEEMED                                                    (1,769)        (37,159)        -              -

  NET INCREASE (DECREASE)                                     2,644,791     $ 55,257,713     186,727       $ 3,664,849

DISTRIBUTIONS                                                               $ 28,957,870                   $ 21,846,321
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                           213,047,176                    57,736,705

 TOTAL                                                                      $ 242,005,046                  $ 79,583,026

 SERVICE CLASS - NET INVESTMENT INCOME                                      $ 56,866                        -

 SERVICE CLASS - NET REALIZED GAIN                                           418,368                        -

 TOTAL                                                                      $ 475,234                      $ -

                                                                            $ 242,480,280                  $ 79,583,026

1. SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.






FINANCIAL HIGHLIGHTS - INITIAL CLASS
                                               SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,        JANUARY 3, 1995
                                               JUNE 30, 1998                                     (COMMENCEMENT
                                                                                                 OF OPERATIONS) TO
                                                                                                 DECEMBER 31,

SELECTED PER-SHARE DATA                        (UNAUDITED)       1997         1996               1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 19.94           $ 16.56      $ 13.79            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .06 D            .16 D        .14                .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)          3.12             3.73         2.76               3.91

 TOTAL FROM INVESTMENT OPERATIONS                 3.18             3.89         2.90               3.97

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       (.14)            (.14)        -                  (.06)

 FROM NET REALIZED GAIN                           (1.03)           (.37)        (.13)              (.12)

 TOTAL DISTRIBUTIONS                              (1.17)           (.51)        (.13)              (.18)

NET ASSET VALUE, END OF PERIOD                  $ 21.95          $ 19.94      $ 16.56            $ 13.79

TOTAL RETURN B, C                                 16.74%           24.14%       21.22%             39.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 5,120,186      $ 4,107,868  $ 2,394,103        $ 877,000

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .71% A           .71%         .74%                .72%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                          .67% A, F        .68% F       .71% F              .72%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                .62% A            .90%         1.33%              1.07%

PORTFOLIO TURNOVER                                213% A            142%         178%               132%

AVERAGE COMMISSION RATE G                         $ .0336        $ .0336      $ .0343






FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                                          SIX MONTHS ENDED  YEAR ENDED
                                                                                          JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                                                   (UNAUDITED)       1997 E
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 19.93           $ 19.99

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                                      .05 D             .03 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                                    3.14              (.09)

 TOTAL FROM INVESTMENT OPERATIONS                                                           3.19              (.06)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                                 (.14)              -

 FROM NET REALIZED GAIN                                                                     (1.03)             -

 TOTAL DISTRIBUTIONS                                                                        (1.17)             -

NET ASSET VALUE, END OF PERIOD                                                            $ 21.95           $ 19.93

TOTAL RETURN B, C                                                                           16.79%            (.30)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                                   $ 62,146          $ 3,722

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                                     .81% A            .81% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                            .77% A, F         .78% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                        .54% A            1.14% A

PORTFOLIO TURNOVER                                                                          213% A            142%

AVERAGE COMMISSION RATE G                                                                 $ .0336           $ .0336

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR
  INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE
  CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS
  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
  NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
  NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
  ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF
  SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
  THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
  FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
  FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
  SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
  DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management
& Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $12,474, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $870,000 and $14,060 for the Initial Class and Service Class, respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets. ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the funds' expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the funds' expenses.
5. EXPENSE REDUCTIONS - CONTINUED
For the period, the reductions under this arrangement are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 30% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were record owners of 37% of the total outstanding shares of the fund.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.











(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER: GROWTH PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT                  3   A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING THE
                                        PAST SIX MONTHS.

PERFORMANCE AND INVESTMENT SUMMARY  4   HOW THE FUND HAS DONE OVER TIME, AND AN OVERVIEW OF THE
                                        FUND'S INVESTMENTS AT THE END OF THE PERIOD.

FUND TALK                           5   THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                        AND OUTLOOK.

INVESTMENTS                         6   A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                        MARKET VALUES.

FINANCIAL STATEMENTS                19  STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                        CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               22  NOTES TO THE FINANCIAL STATEMENTS.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1  LIFE OF
JUNE 30,1998                                       YEAR    FUND

VIP II: ASSET MGR: GROWTH - "INITIAL CLASS"        21.80%  22.89%

FIDELITY AGGRESSIVE COMPOSITE                      23.91%  N/A

 S&P 500 (REGISTERED TRADEMARK)                    30.16%  32.30%

 LB AGGREGATE BOND                                 10.54%  10.15%

 LB 3 MONTH T-BILL                                 5.53%   N/A

VARIABLE ANNUITY FLEXIBLE PORTFOLIO FUNDS AVERAGE  18.12%  N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.
You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represent a peer group of 87 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charge.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             VIP II ASSET MGR GROWTH     FID AGGRESSIVE COMPOSITE
S&P 500                     LB AGGREGATE BOND
             00159                       F0022
SP001                       LB001
  1995/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1995/02/28      10149.70                    10319.62
   10389.70                    10238.00
  1995/03/31      10289.42                    10539.71
   10696.30                    10300.45
  1995/04/30      10558.88                    10785.50
   11011.31                    10444.66
  1995/05/31      10708.58                    11199.23
   11451.43                    10848.87
  1995/06/30      11137.72                    11397.77
   11717.44                    10928.06
  1995/07/31      11546.91                    11633.53
   12106.00                    10904.02
  1995/08/31      12065.87                    11695.86
   12136.38                    11035.96
  1995/09/30      12245.51                    12052.97
   12648.54                    11143.01
  1995/10/31      11776.45                    12083.85
   12603.38                    11287.87
  1995/11/30      11986.03                    12487.56
   13156.67                    11457.19
  1995/12/31      12277.71                    12701.01
   13410.07                    11617.59
  1996/01/31      12569.78                    13008.92
   13866.55                    11694.26
  1996/02/29      12613.39                    13009.89
   13995.09                    11490.78
  1996/03/31      12840.37                    13059.96
   14129.86                    11410.35
  1996/04/30      13143.01                    13162.84
   14338.14                    11346.45
  1996/05/31      13348.36                    13380.07
   14707.92                    11323.76
  1996/06/30      13402.41                    13467.11
   14763.95                    11475.49
  1996/07/31      13067.35                    13093.05
   14111.68                    11506.48
  1996/08/31      13164.62                    13267.32
   14409.30                    11486.92
  1996/09/30      13705.04                    13821.05
   15220.25                    11686.79
  1996/10/31      14104.95                    14163.15
   15640.03                    11946.24
  1996/11/30      15023.67                    14935.59
   16822.26                    12150.52
  1996/12/31      14737.79                    14700.41
   16489.01                    12037.52
  1997/01/31      15367.80                    15358.12
   17519.24                    12074.83
  1997/02/28      15514.22                    15455.00
   17656.59                    12105.02
  1997/03/31      14781.88                    14970.83
   16931.08                    11970.65
  1997/04/30      15401.55                    15656.26
   17941.87                    12150.21
  1997/05/31      16336.68                    16364.80
   19034.17                    12265.64
  1997/06/30      16821.15                    16929.64
   19886.90                    12411.60
  1997/07/31      17959.09                    17991.36
   21469.30                    12746.72
  1997/08/31      17395.75                    17251.75
   20266.59                    12638.37
  1997/09/30      18037.95                    17980.97
   21376.59                    12825.42
  1997/10/31      17609.82                    17629.62
   20662.61                    13011.39
  1997/11/30      18116.82                    18224.94
   21619.09                    13071.24
  1997/12/31      18432.29                    18493.92
   21990.29                    13203.26
  1998/01/31      18432.29                    18700.72
   22233.50                    13372.26
  1998/02/28      19558.44                    19644.52
   23836.98                    13361.56
  1998/03/31      20283.77                    20370.04
   25057.67                    13406.99
  1998/04/30      20220.15                    20544.55
   25309.75                    13476.71
  1998/05/31      20016.54                    20350.75
   24874.67                    13604.74
  1998/06/30      20487.37                    20977.02
   25885.08                    13720.38
IMATRL PRASUN   SHR__CHT 19980630 19980731 135748 R00000000000044
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,487 - a 104.87% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $25,885 over the same period - a 158.85% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $13,720 - a 37.20% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (158.85%), Lehman Brothers Aggregate Bond Index (37.20%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (20.54%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $20,977 - a 109.77% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1998
                       % OF FUND'S INVESTMENTS

WAL-MART STORES, INC.  2.7

HOME DEPOT, INC.       1.9

GENERAL ELECTRIC CO.   1.9

SCHERING-PLOUGH CORP.  1.8

AT&T CORP.             1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE             16.2

RETAIL & WHOLESALE  7.7

UTILITIES           7.2

TECHNOLOGY          6.8

HEALTH              6.7

ASSET ALLOCATION AS OF JUNE 30, 1998*
ROW: 1, COL: 1, VALUE: 71.40000000000001
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 4.6
STOCK CLASS  72.4%
BOND CLASS  24.1%
SHORT-TERM CLASS  3.5%
FOREIGN INVESTMENTS  1.7%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN
THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING
STANDARDS AND WILL DIFFER FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Richard Habermann, Portfolio Manager of Asset Manager: Growth
Portfolio
Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?
A. For the six months that ended June 30, 1998, the fund lagged the 13.43% return of the Fidelity Aggressive Asset Allocation Composite Index - which combines the performance of three indexes - by a small amount. The fund also slightly lagged the 23.91% return of the index for the 12 months that ended June 30, 1998.
Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?
A. While several factors influenced performance during the period, security selection among the fund's equity investments detracted from the fund's relative performance, albeit slightly. All in all, the fund's equity investments performed quite well. However, the strong performance of the stock market, as measured by such indexes as the Standard & Poor's 500, was driven by a very narrow group of stocks. Equity investments outside of that group generally didn't perform as well. This narrowness contributed to a slight performance shortfall for the fund's equity investments relative to the S&P 500. The fund's equity specialist, Steven Snider, targeted stocks with lower valuations but higher earnings-growth rates than the average of the S&P 500, but the tide was against him during this most recent six-month period. The fund's investment in Oracle within the technology sector hurt performance, as did industrial machinery stock Case. In the nondurables sector, tobacco stocks such as Philip Morris were hurt by uncertainty over the future of litigation and legislation. However, this tobacco position was reduced during the period.
Q. WHAT KIND OF MOVES DID YOU MAKE WITH THE FUND'S ASSET ALLOCATION?
A. I gradually reduced the fund's allocations to stocks and short-term/money market instruments, and increased its weighting in bonds. I wanted to position the fund to take advantage of the bond market rally we anticipated and saw during the period. Because of ongoing concerns related to the crises in Asia, foreign investors flocked to less-volatile bond investments in the U.S. in a "flight to quality." Over the past 15 years or so, when major crises such as Asia have arisen, financial assets in the U.S. have benefited. Part of that can be attributed to the more accommodating interest-rate stance central banks such as the Federal Reserve adopt at such times. Other factors also contributed to the positive backdrop for bonds, including low inflation, a strengthening dollar and a slowdown in corporate earnings.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT ITS PERFORMANCE?
A. It was a net positive. During the course of the period, the fund's equity portion was overweighted, its bond portion increased and the short-term/money market allocation was underweighted, relative to its neutral mix, which calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term/money market instruments. Since equities outperformed the other asset classes, the overweighting in stocks helped the fund's performance. The increase in bonds during the period helped as well, for the reasons I mentioned earlier, and because of the capital appreciation and additional income they offered when compared to shorter-term alternatives. At the close of the period, the fund was back closer to the neutral mix, and held 72.4% in stocks, 24.1% in bonds and 3.5% in short-term/money market instruments.
Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?
A. Quite well. The investment-grade portion of the fund - which Charlie Morrison helps me manage - performed better than the index that measures that part of the market, the Lehman Brothers Aggregate Bond Index, due to Charlie's decision to overweight mortgage-backed and agency securities relative to the index. In addition, the high-yield portion of the fund - which Fred Hoff helps me manage - performed quite well, largely due to strong security selection in the telecommunications, cable and supermarket industries. Finally, the short-term/money market part of the fund outperformed its benchmark, as John Todd, who helps look after short-term investments, obtained a return advantage relative to Treasuries by emphasizing high-quality corporate and bank-backed obligations.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Wal-Mart was the best contributor to performance, attracting investors with strong management that focused on growing earnings and revenues. Schering-Plough and Pfizer benefited, along with most pharmaceutical firms, from the ability to bring products to market faster because of streamlined approval processes, changes in regulations that allow them to market prescription drugs more aggressively and their ability to sustain earnings growth in an unpredictable economic environment.
Q. WHAT'S YOUR OUTLOOK?
A. Corporate earnings estimates for the rest of 1998 and 1999 appear to be generous, and the market has been severely punishing companies that don't meet their earnings expectations. In this environment, security selection will continue to be critical, especially given the pressures caused by Asia, increased wages, tighter profit margins and already-high stock valuations. Offsetting these pressures are low inflation, a supportive bond market and favorable interest rates. Above and beyond making the right tactical moves regarding asset allocation, picking the right stocks will be crucial.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world.
START DATE: January 3, 1995
SIZE: as of June 30, 1998, more than $522 million
MANAGER: Richard Habermann, since 1996;
joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS JUNE 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 69.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 1.8%
AlliedSignal, Inc.   75,600 $ 3,354,714
Sundstrand Corp.   27,700  1,585,825
United Technologies Corp.   49,800  4,606,500
  9,547,039
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  13,800  814,200
Northrop Grumman Corp.   17,000  1,753,125
  2,567,325
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  2,600  71,744
TOTAL AEROSPACE & DEFENSE   12,186,108
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   37,800  1,512,000
Dow Chemical Co.   45,899  4,437,860
Engelhard Corp.   18,900  382,725
FMC Corp. (a)  20,700  1,411,481
Millennium Chemicals, Inc.   38,300  1,297,413
  9,041,479
IRON & STEEL - 0.0%
USX-U.S. Steel Group  10,000  330,000
METALS & MINING - 0.2%
Aluminum Co. of America  14,800  975,875
TOTAL BASIC INDUSTRIES   10,347,354
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.4%
Coltec Industries, Inc. (a)  36,700  729,413
Mark IV Industries, Inc.   24,500  529,813
Texas Industries, Inc.   10,700  567,100
Vulcan Materials Co.   3,300  352,069
  2,178,395
CONSTRUCTION - 0.9%
Centex Corp.   19,400  732,350
D.R. Horton, Inc.   32,900  686,788
Fleetwood Enterprises, Inc.   49,233  1,969,320
Kaufman & Broad Home Corp.   34,200  1,085,850
U.S. Home Corp. (a)  2,600  107,250
  4,581,558
TOTAL CONSTRUCTION & REAL ESTATE   6,759,953
DURABLES - 4.6%
AUTOS, TIRES, & ACCESSORIES - 4.2%
Chrysler Corp.   36,900  2,080,238
Dana Corp.   11,600  620,600
Eaton Corp.   29,200  2,270,300
Ford Motor Co.   110,500  6,519,500
General Motors Corp.   122,800  8,204,575
Lear Corp. (a)  31,700  1,626,606
Superior Industries International, Inc.   27,100  763,881
  22,085,700
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.   13,400  669,163
Furniture Brands International, Inc. (a)  21,700  608,956
  1,278,119

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  37,300 $ 524,531
Liz Claiborne, Inc.   11,300  590,425
  1,114,956
TOTAL DURABLES   24,478,775
ENERGY - 1.7%
ENERGY SERVICES - 0.6%
BJ Services Co. (a)  19,500  566,719
McDermott International, Inc.   34,100  1,174,319
Western Atlas, Inc.   19,200  1,629,600
  3,370,638
OIL & GAS - 1.1%
British Petroleum PLC ADR  390  34,418
Coastal Corp. (The)  28,400  1,982,675
Royal Dutch Petroleum Co. Ord.   3,200  177,093
Sun Co., Inc.   23,700  919,856
Tosco Corp.   83,900  2,464,563
  5,578,605
TOTAL ENERGY   8,949,243
FINANCE - 16.0%
BANKS - 6.5%
Bank of New York Co., Inc.   25,200  1,529,325
BankAmerica Corp.   101,900  8,807,981
Bankers Trust New York Corp.   45,200  5,246,025
Chase Manhattan Corp.   102,600  7,746,300
Comerica, Inc.   10,700  708,875
Commerce Bancshares, Inc.   4,950  241,622
Mellon Bank Corp.   25,200  1,754,550
National City Corp.   23,780  1,688,380
NationsBank Corp.   21,600  1,652,400
Republic New York Corp.   34,200  2,152,463
SunTrust Banks, Inc.   38,100  3,098,006
  34,625,927
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund  14,400  129,600
CREDIT & OTHER FINANCE - 0.4%
Associates First Capital Corp. Class A  29,065  2,234,372
FEDERAL SPONSORED CREDIT - 2.3%
Freddie Mac  76,500  3,600,281
Fannie Mae  141,000  8,565,750
  12,166,031
INSURANCE - 5.0%
Allmerica Financial Corp.   12,400  806,000
Allstate Corp.   85,000  7,782,813
CIGNA Corp.   95,400  6,582,600
Conseco, Inc.   119,500  5,586,625
Financial Security Assurance Holdings
 Ltd.   4,700  276,125
Hartford Financial Services Group, Inc.   18,000  2,058,750
ING Groep NV sponsored ADR  521  34,060
Lincoln National Corp.   10,400  950,300
MGIC Investment Corp.   18,000  1,027,125
Old Republic International Corp.   23,250  681,516
Orion Capital Corp.   5,200  290,550
Reliastar Financial Corp.   10,200  489,600
  26,566,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.8%
Lehman Brothers Holdings, Inc.   80,800 $ 6,267,050
Travelers Group, Inc. (The)  47,850  2,900,906
  9,167,956
TOTAL FINANCE   84,889,950
HEALTH - 6.7%
DRUGS & PHARMACEUTICALS - 3.8%
Pfizer, Inc.   79,800  8,673,263
Schering-Plough Corp.   106,000  9,712,250
Warner-Lambert Co.   26,400  1,831,500
  20,217,013
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Allegiance Corp.   1,660  85,075
Guidant Corp.   87,500  6,239,844
  6,324,919
MEDICAL FACILITIES MANAGEMENT - 1.7%
HEALTHSOUTH Corp. (a)  37,700  1,006,119
Lincare Holdings, Inc. (a)  32,000  1,346,000
United HealthCare Corp.   78,500  4,984,750
Wellpoint Health Networks, Inc. (a)  19,700  1,457,800
  8,794,669
TOTAL HEALTH   35,336,601
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   27,600  683,100
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.0%
General Electric Co.   108,000  9,828,000
General Instrument Corp.   28,300  769,406
  10,597,406
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Case Corp.   35,300  1,703,225
Caterpillar, Inc.   80,200  4,240,575
Dover Corp.   45,000  1,541,250
Ingersoll-Rand Co.   69,800  3,075,563
Tyco International Ltd.   8,400  529,200
  11,089,813
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,687,219
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.1%
Loral Orion Networks Systems, Inc. warrants (a):
 1/15/07  100  1,500
 1/15/17  420  5,040
Tele-Communications, Inc. (TCI Ventures
 Group), Series A (a)  33,950  681,122
  687,662
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   25,200  623,700
PUBLISHING - 1.6%
Cognizant Corp.   10,800  680,400
Gannett Co., Inc.   45,900  3,261,769
Knight-Ridder, Inc.   18,900  1,040,681
New York Times Co. (The) Class A  16,400  1,299,700
Tribune Co.   24,000  1,651,500
World Color Press, Inc. (a)  9,700  339,500
  8,273,550
RESTAURANTS - 0.0%
Brinker International, Inc. (a)  12,000  231,000
TOTAL MEDIA & LEISURE   9,815,912

 SHARES VALUE (NOTE 1)
NONDURABLES - 4.1%
BEVERAGES - 0.3%
Canadaigua Wine Co. Class A (a)  7,300 $ 359,069
Coors (Adolph) Co. Class B  14,700  499,800
PepsiCo, Inc.   22,600  930,838
  1,789,707
FOODS - 1.8%
Dean Foods Co.   14,800  813,075
Flowers Industries, Inc.   24,100  492,544
Heinz (H.J.) Co.   90,500  5,079,313
Quaker Oats Co.   30,000  1,648,125
Smithfield Foods, Inc. (a)  20,600  628,300
Suiza Foods Corp. (a)  11,000  656,563
  9,317,920
HOUSEHOLD PRODUCTS - 0.1%
Nu Skin Asia Pacific, Inc. Class A (a)  8,700  169,650
Premark International, Inc.   4,400  141,900
  311,550
TOBACCO - 1.9%
Philip Morris Companies, Inc.   171,900  6,768,563
RJR Nabisco Holdings Corp.   132,220  3,140,225
Universal Corp.   9,700  362,538
  10,271,326
TOTAL NONDURABLES   21,690,503
RETAIL & WHOLESALE - 7.7%
APPAREL STORES - 0.5%
Gap, Inc.   14,700  905,888
TJX Companies, Inc.   66,400  1,601,900
  2,507,788
GENERAL MERCHANDISE STORES - 3.2%
Federated Department Stores, Inc. (a)  48,400  2,604,525
Wal-Mart Stores, Inc.   232,300  14,112,225
  16,716,750
GROCERY STORES - 0.5%
Safeway, Inc. (a)  65,100  2,648,756
RETAIL & WHOLESALE, MISCELLANEOUS - 3.5%
Best Buy Co., Inc.   22,700  820,038
Home Depot, Inc.   123,800  10,283,138
Lowe's Companies, Inc.   42,200  1,711,738
Office Depot, Inc. (a)  16,300  514,469
Pier 1 Imports, Inc.   50,800  1,212,850
Tandy Corp.   79,600  4,223,775
  18,766,008
TOTAL RETAIL & WHOLESALE   40,639,302
SERVICES - 0.4%
ADVERTISING - 0.2%
Omnicom Group, Inc.   28,800  1,436,400
PRINTING - 0.2%
Donnelley (R.R.) & Sons Co.   3,200  146,400
Valassis Communications, Inc. (a)  21,100  813,669
  960,069
TOTAL SERVICES   2,396,469
TECHNOLOGY - 6.8%
COMMUNICATIONS EQUIPMENT - 1.9%
Globalstar Telecommunications Ltd.
 warrants 2/15/04 (a)(f)  180  23,400
Lucent Technologies, Inc.   95,300  7,927,769
Tellabs, Inc. (a)  27,200  1,948,200
  9,899,369
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 2.5%
HBO & Co.   115,400 $ 4,067,850
Microsoft Corp. (a)  29,300  3,175,388
Oracle Corp. (a)  241,000  5,919,563
  13,162,801
COMPUTERS & OFFICE EQUIPMENT - 2.0%
Ingram Micro, Inc. Class A (a)  3,300  146,025
International Business Machines Corp.   46,600  5,350,263
SCI Systems, Inc. (a)  93,400  3,514,175
Xerox Corp.   14,800  1,504,050
  10,514,513
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp.   23,800  813,663
ELECTRONICS - 0.3%
Molex, Inc.   12,593  294,361
Thomas & Betts Corp.   23,400  1,152,450
  1,446,811
TOTAL TECHNOLOGY   35,837,157
TRANSPORTATION - 3.1%
AIR TRANSPORTATION - 2.7%
AMR Corp. (a)  97,000  8,075,250
Comair Holdings, Inc.   27,600  852,150
Southwest Airlines Co.   125,600  3,720,900
US Airways Group, Inc. (a)  12,500  990,625
Viad Corp.   18,600  516,150
  14,155,075
TRUCKING & FREIGHT - 0.4%
Airborne Freight Corp.   47,500  1,659,531
CNF Transportation, Inc.   9,800  416,500
  2,076,031
TOTAL TRANSPORTATION   16,231,106
UTILITIES - 6.6%
CELLULAR - 0.0%
McCaw International Ltd. warrants
 4/15/07 (a)(f)  910  4,550
ELECTRIC UTILITY - 1.6%
Edison International  39,400  1,164,763
Energy East Corp.   27,500  1,144,688
FPL Group, Inc.   21,500  1,354,500
FirstEnergy Corp.   30,400  934,800
GPU, Inc.   30,700  1,160,844
Houston Industries, Inc.   56,700  1,750,613
Public Service Enterprise Group, Inc.   24,200  833,388
  8,343,596
GAS - 0.1%
MarketSpan Corp.   20,768  621,742
TELEPHONE SERVICES - 4.9%
AT&T Corp.   168,500  9,625,562
Ameritech Corp.   102,000  4,577,250
BellSouth Corp.   68,800  4,618,200
GTE Corp.   19,000  1,056,875
SBC Communications, Inc.   61,400  2,456,000
U.S. WEST, Inc.   81,800  3,844,600
  26,178,487
TOTAL UTILITIES   35,148,375
TOTAL COMMON STOCKS
 (Cost $299,808,665)   367,077,127
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital
 Corp. 9 1/8%   30,171 $ 818,388
Crown America Realty Trust, Series A,
 11%  1,692  90,734
Walden Residential Properties, Inc.
 9.20%  5,800  146,450
  1,055,572
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
Fresenius Medical Care Capital Trust II
 7 7/8%  530  527,681
INSURANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  160  166,840
SIG Capital Trust I 9 1/2%  582  620,808
  787,648
TOTAL FINANCE   1,315,329
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8% pay-in-kind  297  326,700
MEDIA & LEISURE - 1.1%
BROADCASTING - 1.0%
Adelphia Communications Corp. $13  1,423  170,760
American Radio Systems Corp. 11 3/8%
 pay-in-kind  3,025  350,144
CSC Holdings, Inc. 11 1/8%
 pay-in-kind  12,193  1,396,099
Chancellor Media Corp., Series A,
 $12.25 Pay-in-kind  1,591  226,718
Granite Broadcasting Corp.
 12 3/4%, pay-in-kind  286  334,620
SFX Broadcasting, Inc. 12 5/8%  4,418  494,816
Sinclair Capital 11 5/8%  4,717  511,795
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  1,414  1,571,308
  5,056,260
PUBLISHING - 0.1%
Primedia, Inc.:
 Series D, $10  3,386  355,530
 $9.20  2,466  251,532
  607,062
TOTAL MEDIA & LEISURE   5,663,322
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 13 1/2% pay-in-kind  221  260,780
UTILITIES - 0.6%
CELLULAR - 0.3%
Nextel Communications, Inc.
 11 1/8% pay-in-kind (f)  1,437  1,480,110
TELEPHONE SERVICES - 0.3%
Hyperion Telecommunications, Inc.
 12 7/8% pay-in-kind (Reg.)  296  293,780
IXC Communications, Inc.
 12 1/2% pay-in-kind  219  254,040
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
NEXTLINK Communications, Inc. 14%
 pay-in-kind  11,569 $ 679,679
WinStar Communications, Inc. 14 1/4%  227  270,130
  1,497,629
TOTAL UTILITIES   2,977,739
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $11,060,970)   11,599,442
CORPORATE BONDS - 16.2%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
CONVERTIBLE BONDS - 0.1%
HEALTH - 0.1%
DRUGS & PHARMACEUTICALS - 0.1%
Integrated Process Equipment Corp.
 6 1/4%, 9/15/04 (f) B- $ 200,000  150,000
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp.
 6%, 12/1/05 B1  120,000  103,050
TOTAL HEALTH   253,050
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Sports Authority, Inc.
 5 1/4%, 9/15/01 B1  190,000  183,350
TOTAL CONVERTIBLE BONDS   436,400
NONCONVERTIBLE BONDS - 16.1%
AEROSPACE & DEFENSE - 0.2%
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 5.95%, 3/15/01 Baa  150,000  149,442
 6.45%, 8/15/04 Baa  180,000  181,786
Tracor, Inc.
 8 1/2%, 3/1/07  B1  230,000  250,125
  581,353
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding,
 Inc. 9 1/4%, 12/1/06 B1  530,000  564,450
TOTAL AEROSPACE & DEFENSE   1,145,803
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
General Chemical Corp.
 9 1/4%, 8/15/03 B2  150,000  153,750
Huntsman Corp.
 9 1/2%, 7/1/07 (f) B2  270,000  271,350
Moll Industries
 10 1/2%, 7/1/08 (f) B3  40,000  40,800
PraxAir, Inc.
 6 5/8%, 10/15/07 A3  120,000  122,724
  588,624

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PACKAGING & CONTAINERS - 0.2%
BWAY Corp., Series B,
 10 1/4%, 4/15/07 B2 $ 140,000 $ 151,725
Owens Illinois, Inc.:
 7.15%, 5/15/05 Ba1  300,000  301,256
 7.80%, 5/15/18 Ba1  150,000  153,498
  606,479
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd.
 10 1/2%, 6/15/07 B3  170,000  170,000
TOTAL BASIC INDUSTRIES   1,365,103
CONSTRUCTION & REAL ESTATE - 0.2%
CONSTRUCTION - 0.0%
U.S. Home Corp.
 8.88%, 8/15/07  B1  250,000  255,625
REAL ESTATE - 0.1%
LNR Property Corp.
 9 3/8%, 3/15/08 (f) B1  460,000  458,850
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Centerpoint Properties Trust
 6 3/4%, 4/1/05 Baa  100,000  100,172
EOP Operating LP (f):
 6 3/8%, 2/15/03 Baa  100,000  99,575
 6 3/4%, 2/15/08 Baa  100,000  99,877
Weeks Realty LP
 6 7/8%, 3/15/05 Baa  100,000  99,375
  398,999
TOTAL CONSTRUCTION & REAL ESTATE   1,113,474
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Blue Bird Body Co.
 10 3/4%, 11/15/06 B2  180,000  196,200
Breed Technologies, Inc.
 9 1/4%, 4/15/08 (f) B3  790,000  772,225
Federal-Mogul Corp.
 7 7/8%, 7/1/10 Ba2  730,000  732,738
Oshkosh Truck Corp.
 8 3/4%, 3/1/08 B3  400,000  404,000
  2,105,163
CONSUMER DURABLES - 0.1%
Corning Consumer Products Co.
 9 5/8%, 5/1/08 (f) B3  600,000  598,500
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
 7%, 11/1/06 (f) Baa  310,000  313,488
Nine West Group, Inc.
 9%, 8/15/07 (f) Ba3  260,000  254,800
Unifi, Inc. 6 1/2%, 2/1/08 A3  100,000  98,870
WestPoint Stevens, Inc.
 7 7/8%, 6/15/08 (f) Ba3  460,000  461,725
Worldtex, Inc.
 9 5/8%, 12/15/07 B1  670,000  670,000
  1,798,883
TOTAL DURABLES   4,502,546
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.3%
COAL - 0.1%
P&L Coal Holdings Corp.
 9 5/8%, 5/15/08 (f) B2 $ 440,000 $ 452,100
ENERGY SERVICES - 0.1%
Ocean Rig Norway AS
 10 1/4%, 6/1/08 (f) B3  300,000  284,250
OIL & GAS - 0.1%
Chesapeake Energy Corp.
 9 5/8%, 5/1/05 (f) B1  210,000  210,525
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa  100,000  109,832
Oryx Energy Co.:
 8%, 10/15/03 Ba1  60,000  63,188
 8 3/8%, 7/15/04 Ba1  80,000  86,250
Petroleum Geo-Services ASA
 7 1/8%, 3/30/28 Baa  150,000  151,806
USX-Marathon Group
 6.85%, 3/1/08 Baa  120,000  120,823
  742,424
TOTAL ENERGY   1,478,774
FINANCE - 3.0%
ASSET-BACKED SECURITIES - 0.8%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  700,000  768,250
BankAmerica Manufacturing
 Housing Center Trust V
 6.20%, 4/10/09  Aaa  150,000  150,094
CPS Auto Grantor Trust:
 6.55%, 12/15/02  Aaa  73,905  74,471
 6%, 8/15/03 Aaa  192,251  192,071
 6.09%, 11/15/03  Aaa  108,863  108,880
CSXT Receivables Master Trust
 6%, 7/25/04  Aaa  180,000  180,422
Capital Equipment Receivables
 Trust 6.48%, 10/15/06  Baa  100,000  100,021
Chase Manhattan Auto Owner
 Trust 5.85%, 5/15/03  Aaa  190,000  190,089
Chevy Chase Auto Receivable
 Trust 5.91%, 12/15/04  Aaa  100,000  99,860
Contimortgage Home Equity
 Loan Trust 6.26%, 7/15/12  Aaa  150,000  150,140
Dayton Hudson Credit Card
 Master Trust 6 1/4%,
 8/25/05  Aaa  170,000  171,161
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  110,000  110,988
 6.20%, 12/15/02  Baa  90,000  89,843
 6.40%, 12/15/02  Baa  50,000  49,971
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  97,787  97,969
 6.80%, 6/15/27  Aaa  100,000  101,031
 6.45%, 9/15/28  Aaa  110,000  110,825
 6.68%, 1/15/29  Aaa  210,000  212,953

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Key Plastics, Inc.
 10 1/4%, 3/15/07  A2 $ 130,000 $ 130,427
MBNA Master Credit Card
 Trust II Class A
 6.55%, 1/15/07  Aaa  290,000  299,692
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01  Aaa  150,000  149,832
  6.70%, 3/15/02  Aaa  70,000  70,894
Petroleum Enhanced Trust
 Receivables Offering
 Petroleum Trust
 6.1875%, 2/5/03 (f) Baa  123,255  123,255
Premier Auto Trust
 6.34%, 1/6/03  Aaa  220,000  221,993
UAF Auto Grantor Trust
 6.10%, 1/15/03 (f)  Aaa  195,317  195,399
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  140,000  140,643
  4,291,174
BANKS - 0.6%
BanPonce Corp.
 6.665%, 3/5/01 A3  150,000  151,833
Barclays Bank PLC yankee
 5.95%, 7/15/01 A1  400,000  399,200
Capital One Bank:
 6.42%, 11/12/99 Baa  500,000  501,450
 6 3/8%, 2/15/03 Baa  130,000  129,877
Citicorp 5 5/8%, 2/15/01 Aa3  100,000  99,002
Den Danske Bank 6 3/8%,
 6/15/08 (f)(h) A1  370,000  365,604
Fleet Credit Card LLC
 6.45%, 10/30/00 A1  100,000  101,145
Fleet/Norstar Financial Group,
 Inc. 9.9%, 6/15/01 A3  90,000  98,846
Huntington National Bank
 5 7/8%, 1/15/01 A1  570,000  567,367
NB Capital Trust IV
 8 1/4%, 4/15/27 Aa3  100,000  111,685
NationsBank NA
 5.92%, 6/8/01 Aa2  250,000  249,923
Nationsbank Corp.
 5.67%, 2/9/01 Aa3  250,000  248,608
Provident Bank
 6 1/8%, 12/15/00 A3  180,000  180,139
Providian National Bank
 6.70%, 3/15/03 Baa  100,000  101,100
  3,305,779
CREDIT & OTHER FINANCE - 1.1%
A T & T Capital Corp.
 6 1/4%, 5/15/01 Baa  250,000  250,285
Ahmanson Capital Trust I
 8.36%, 12/1/26 (f) Baa  250,000  280,983
Associates Corp. of North
 America 6%, 4/15/03 Aa3  150,000  149,244
BankAmerica Capital II,
 Series 2, 8%, 12/15/26 Aa3  100,000  108,681
Bankers Trust Co.
 5.66%, 7/21/98 (h) -  500,000  499,900
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
BanPonce Trust I
 8.327%, 2/1/27 (f) A3 $ 230,000 $ 250,146
Countrywide Funding Corp.
 6.45%, 2/27/03 A3  150,000  151,205
First Security Capital I
 8.41%, 12/15/26 A3  110,000  123,463
Ford Motor Credit Co.
 7%, 9/25/01 A1  325,000  333,132
GST Network Funding, Inc.
 0%, 5/1/08 (d)(f) -  340,000  204,850
General Electric Capital Corp.
 6.94%, 4/13/09 (e) Aaa  250,000  251,778
General Motors Acceptance Corp.
 6 3/4%, 7/10/02 A3  260,000  265,213
Heller Financial, Inc.:
 7 7/8%, 11/1/99 A3  180,000  183,847
 6 1/4%, 3/1/01 A3  170,000  170,158
Iridium Operating LLC/Iridium
 Capital Corp.
 10 7/8%, 7/15/05 B3  660,000  655,050
KeyCorp Institutional Capital
 Series A 7.826%, 12/1/26 A1  130,000  137,693
La Petite Academy, Inc.
 10%, 5/15/08 (f) B3  530,000  535,300
Mellon Capital I, Series A,
 7.72%, 12/1/26 A2  70,000  74,612
Money Store, Inc.
 7.30%, 12/1/02 Ba2  100,000  104,188
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  100,000  104,469
PNC Funding Corp.
 6 7/8%, 3/1/03 A3  570,000  583,218
U.S. Bancorp 8.09%,
 11/15/26 A1  100,000  107,568
UNICCO Service Co./ UNICCO
 Finance Corp.
 9 7/8%, 10/15/07 B3  510,000  513,825
  6,038,808
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  170,000  172,550
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  530,000  602,875
Great West Financial Trust II
 8.206%, 2/1/27 A3  120,000  131,074
Home Savings of America Irwindale
 FSB 6 1/2%, 8/15/04 A3  90,000  90,787
Long Island Savings Bank FSB
 Melville NY 7%, 6/13/02 Baa  280,000  288,428
  1,285,714
SECURITIES INDUSTRY - 0.2%
Amvescap PLC
 6 3/8%, 5/15/03 (f) A3  200,000  200,590
Merrill Lynch & Co., Inc.
 5.5984%, 7/28/98 -  500,000  500,000

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Morgan Stanley, Dean Witter,
 Discover & Co.
 5.67%, 1/15/99 (h) A+ $ 500,000 $ 500,000
  1,200,590
TOTAL FINANCE   16,122,065
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products,
 Inc. 9 3/4%, 8/15/07 B3  360,000  324,000
McKesson Corp.
 6.60%, 3/1/00  A3  150,000  151,197
  475,197
MEDICAL FACILITIES MANAGEMENT - 0.4%
Fountain View, Inc.
 11 1/4%, 4/15/08 (f) Caa  310,000  315,425
Integrated Health Services, Inc.,
 Series A, 9 1/4%, 1/15/08 B2  720,000  747,000
Magellan Health Services, Inc.
 9%, 2/15/08 (f) B3  570,000  564,300
Tenet Healthcare Corp.:
 8 5/8%, 1/15/07 Ba3  520,000  536,900
 8 1/8%, 12/1/08 (f) Ba3  210,000  211,050
  2,374,675
TOTAL HEALTH   2,849,872
HOLDING COMPANIES - 0.0%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa  220,000  233,616
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (d) B2  362,000  352,498
Motors & Gears, Inc., Series D,
 10 3/4%, 11/15/06 B3  90,000  95,400
  447,898
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Bucyrus International, Inc.
 9 3/4%, 9/15/07 B1  540,000  518,400
Goss Graphic System, Inc.
 12%, 10/15/06 B2  110,000  112,750
Roller Bearing Holdings, Inc.
 0%, 6/15/09 (d)(f) -  500,000  315,000
Thermadyne Manufacturing LLC
 9 7/8%, 6/1/08 (f) B3  300,000  302,250
Tyco International Group SA
 yankee:
  6 1/8%, 6/15/01 Baa  270,000  270,221
  6 3/8%, 6/15/05 Baa  180,000  180,457
  1,699,078
POLLUTION CONTROL - 0.1%
Allied Waste North America
 10 1/4%, 12/1/06 B2  290,000  318,275
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  120,000  118,500
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - CONTINUED
WMX Technologies, Inc.:
 8 1/4%, 11/15/99 Baa $ 40,000 $ 41,029
 6 1/4%, 10/15/00 Baa  100,000  100,152
 7.10%, 8/1/26 Baa  140,000  145,684
  723,640
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,870,616
MEDIA & LEISURE - 5.0%
BROADCASTING - 3.7%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B2  971,399  986,825
 9 7/8%, 3/1/07 B2  1,050,000  1,136,625
ACME Television LLC/ACME
 Financial Corp.
 0%, 9/30/04 (d) B3  290,000  238,525
Albritton Communications Co.
 8 7/8%, 2/1/08 B3  460,000  496,800
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (d) B3  320,000  204,800
CSC Holdings, Inc.:
 9 1/4%, 11/1/05 B1  260,000  278,200
 9 7/8%, 5/15/06 B1  150,000  163,500
 10 1/2%, 5/15/16 B1  280,000  326,200
Century Communications Corp.:
 8 3/4%, 10/1/07 Ba3  180,000  189,900
 0%, 1/15/08 Ba3  2,120,000  961,950
Clear Channel Communications, Inc.
 6 7/8%, 6/15/18 Baa  150,000  150,285
Comcast UK Cable Partners Ltd.
 0%, 11/15/07 B2  450,000  372,375
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03 Baa  130,000  142,672
 8.30%, 5/15/06 Baa  40,000  44,412
 9%, 9/1/08 Baa  120,000  141,104
Diamond Cable Communications
 PLC yankee
 0%, 12/15/05 (d) Caa  70,000  57,750
Echostar Satellite Broadcasting
 Corp. 0%,
 3/15/04 (d) B3  110,000  100,925
Falcon Holding Group LP/Falcon
 Funding (f):
  8 3/8%, 4/15/10 B2  405,000  408,038
  0%, 4/15/10 (d) B2  1,105,000  715,488
Fox/Liberty Networks LLC/FLN
 Finance, Inc. 0%,
 8/15/07 (d) B1  340,000  236,300
FrontierVision Operating
 Partners LP/Frontiervision
 Capital Corp.:
 11%, 10/15/06 B3  710,000  782,775
 0%, 9/15/07 (d) Caa  600,000  463,500

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3 $ 210,000 $ 222,600
 9 3/8%, 12/1/05 B3  600,000  618,000
 8 7/8%, 5/15/08 (f) B3  430,000  436,450
Hearst-Argyle Television, Inc.
 7 1/2%, 11/15/27 Baa  100,000  106,524
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2  180,000  203,400
International Cabletel, Inc.
 0%, 2/1/06 (d) B3  220,000  178,750
Lenfest Communications, Inc.
 8 1/4%, 2/15/08 (f) B2  570,000  595,650
LIN Holdings Corp.
 0%, 3/1/08 (d)(f) B3  940,000  634,500
NTL, Inc.:
 10%, 2/15/07 B3  230,000  245,525
 0%, 4/1/08 (d)(f) B3  1,280,000  832,000
Olympus Communications
 LP/Olympus Capital Corp
 10 5/8%, 11/15/06 B1  160,000  176,800
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07 B2  80,000  88,400
 0%, 1/15/07 (d) B2  230,000  173,650
Pegasus Communications Corp.,
 Series B, 9 5/8%, 10/15/05 B3  180,000  184,950
Renaissance Media Group
 0%, 4/15/08 (d)(f) B3  420,000  261,450
Rogers Cablesystems Ltd. yankee
 11%, 12/1/15 B2  290,000  335,675
Satelites Mexicanos SA de CV
 10 1/8%, 11/1/04 (f) B3  590,000  569,350
Sinclair Broadcast Group, Inc.
 8 3/4%, 12/15/07 B2  390,000  401,213
TCI Communications, Inc.:
 6.46%, 3/6/00 Baa  200,000  201,796
 6 7/8%, 2/15/06 Baa  190,000  195,995
 7 1/8%, 2/15/28 Baa  140,000  146,160
TCI Communications Financing III
 9.65%, 3/31/27 Ba2  820,000  992,200
Tele Communications, Inc.
 9 1/4%, 4/15/02 Baa  100,000  110,232
Telemundo Group, Inc.
 7%, 2/15/06 (e) B1  200,000  215,500
Telewest PLC:
 yankee 9 5/8%, 10/1/06 B1  90,000  94,275
 0%, 10/1/07 (d) B1  940,000  776,675
Time Warner, Inc.:
 7.95%, 2/1/00 Baa  95,000  97,618
 8.18%, 8/15/07 Baa  180,000  200,572
 6 7/8%, 6/15/18 Baa  180,000  180,702
UIH Australia/Pacific, Inc.,
 Series B, 0%, 5/15/06 (d) B2  1,020,000  601,800
United International Holdings,
 Inc. 0%, 2/15/08 (d) B3  1,280,000  780,800
  19,458,161
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 B2 $ 645,000 $ 641,775
American Skiing Co.
 12%, 7/15/06 B3  370,000  414,400
Bally Total Fitness Holding Corp.,
 Series B, 9 7/8%, 10/15/07 B3  578,000  595,340
Cinemark USA, Inc.
 8 1/2%, 8/1/08 (Reg. S) B2  420,000  410,550
Livent, Inc.
 9 3/8%, 10/15/04 B1  420,000  421,050
Paramount Communications, Inc.
 7 1/2%, 1/15/02 Ba2  110,000  112,971
Premier Parks, Inc.
 0%, 4/1/08 B3  370,000  245,588
United Artists Theatre Co.
 9 3/4%, 4/15/08 (f) Caa  590,000  588,525
Viacom, Inc.:
 6 3/4%, 1/15/03 Ba2  365,000  368,646
 7 3/4%, 6/1/05 Ba2  230,000  245,054
  4,043,899
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/Aladdin
 Capital Units
 13 1/2%, 3/1/10 (e)(f) Caa  400,000  186,000
Courtyard by Marriott II
 LP/Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  340,000  373,150
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  260,000  273,000
  832,150
PUBLISHING - 0.3%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09 B1  440,000  446,600
 8 3/4%, 10/1/09 (j) B1  450,000  454,500
News America Holdings, Inc.:
 8 1/2%, 2/15/05 Baa  170,000  188,318
 7.70%, 10/30/25 Baa  210,000  225,267
News America, Inc.
 7 1/4%, 5/18/18 (f) Baa  130,000  133,206
  1,447,891
RESTAURANTS - 0.1%
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 Ba3  450,000  474,750
TOTAL MEDIA & LEISURE   26,256,851
NONDURABLES - 0.3%
FOODS - 0.0%
Chiquita Brands International, Inc.
 9 5/8%, 1/15/04 B1  140,000  147,350
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa  150,000  159,876
Del Monte Corp.
 12 1/4%, 4/15/07 Caa  30,000  33,825
Del Monte Foods Co.
 0%, 12/15/07 (f) Caa  40,000  26,000
  367,051

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
HOUSEHOLD PRODUCTS - 0.2%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 B3 $ 900,000 $ 900,000
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  150,000  153,860
 7%, 7/15/05 A2  150,000  153,458
 6.95%, 6/1/06 A2  140,000  145,020
  452,338
TOTAL NONDURABLES   1,719,389
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.1%
AnnTaylor, Inc.
 8 3/4%, 6/15/00 B3  440,000  437,800
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 Ba3  110,000  113,025
  550,825
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.80%, 10/1/01 A3  150,000  153,191
 7 1/2%, 7/15/06 A3  250,000  270,065
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa  250,000  271,898
 8 1/8%, 10/15/02  Baa  50,000  53,331
 6.79%, 7/15/27 Baa  100,000  102,305
 7%, 2/15/28 Baa  140,000  142,491
K Mart Corp.:
 12 1/2%, 3/1/05 Ba2  510,000  634,950
 7 3/4%, 10/1/12 Ba2  40,000  40,500
 8 1/4%, 1/1/22 Ba2  200,000  204,500
  1,873,231
GROCERY STORES - 0.5%
Ameriserve Food Distribution, Inc.
 8 7/8%, 10/15/06 B1  330,000  330,000
Fleming Companies, Inc., Series B,
 10 5/8%, 7/31/07 B3  100,000  104,375
Fred Meyer, Inc.
 7.45%, 3/1/08 Ba2  80,000  80,600
Kroger Co.:
 6%, 7/1/00 Baa  250,000  249,735
 8.15%, 7/15/06 Baa  125,000  138,195
Mrs. Fields Original Cookies, Inc.
 10 1/8%, 12/1/04 B2  160,000  155,200
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  370,000  374,163
 9 5/8%, 5/1/03 Caa  810,000  820,125
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  670,000  648,200
  2,900,593
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Amazon.com, Inc.
 0%, 5/1/08 (d)(f) Caa  260,000  158,600
Central Tractor Farm & Country, Inc.
 10 5/8%, 4/1/07 B2  230,000  242,650
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
J Crew Operating Corp.
 10 3/8%, 10/15/07 Caa $ 390,000 $ 370,500
Metals USA, Inc.
 8 5/8%, 2/15/08 (f) B2  700,000  677,250
  1,449,000
TOTAL RETAIL & WHOLESALE   6,773,649
SERVICES - 0.3%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  210,000  221,025
SERVICES - 0.3%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 B3  110,000  123,200
Iron Mountain, Inc.
 8 3/4%, 9/30/09 B3  330,000  336,600
Medaphis Corp.
 9 1/2%, 2/15/05 (f) B2  820,000  795,400
Signature Resorts, Inc.
 9 3/4%, 10/1/07 B3  340,000  330,650
  1,585,850
TOTAL SERVICES   1,806,875
TECHNOLOGY - 0.5%
COMPUTER SERVICES & SOFTWARE - 0.2%
Federal Data Corp.
 10 1/8%, 8/1/05 B3  630,000  639,450
ICG Services, Inc.
 0%, 5/1/08 (f) -  750,000  438,750
PSINet, Inc. 10%, 2/15/05 B3  140,000  142,450
  1,220,650
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa  125,000  129,070
 6 3/8%, 11/30/01 Baa  300,000  301,272
  430,342
ELECTRONIC INSTRUMENTS - 0.1%
Telecommunications Techniques Co.
 9 3/4%, 5/15/08 (f) B3  390,000  396,825
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba3  280,000  296,800
Fairchild Semiconductor Corp.
 11.74%, 3/15/08
 pay-in-kind (j) -  235,663  226,262
  523,062
TOTAL TECHNOLOGY   2,570,879
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.4%
Atlas Air, Inc. 9 1/4%,
 4/15/08 (f) B3  880,000  878,900
Kitty Hawk, Inc.
 9.95%, 11/15/04 B1  945,000  982,800

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
US Air, Inc.:
 9 5/8%, 2/1/01 B1 $ 80,000 $ 83,400
 10 3/8%, 3/1/13 Ba2  360,000  398,700
  2,343,800
RAILROADS - 0.1%
CSX Corp. 6.46%, 6/22/05 Baa  200,000  201,754
Wisconsin Central Transport Corp.
 6 5/8%, 4/15/08 Baa  50,000  49,904
  251,658
SHIPPING - 0.2%
Amer Reefer Co. Ltd.
 10 1/4%, 3/1/08 (f) B1  140,000  140,000
Cenargo International PLC
 9 3/4%, 6/15/08 (f) Ba3  740,000  728,900
Holt Group, Inc.
 9 3/4%, 1/15/06 (f) Caa  290,000  284,200
  1,153,100
TOTAL TRANSPORTATION   3,748,558
UTILITIES - 2.1%
CELLULAR - 0.8%
AirTouch Communications, Inc.
 6.35%, 6/1/05 Baa  270,000  271,210
McCaw International Ltd.
 0%, 4/15/07 (d) Caa  910,000  596,050
Nextel International, Inc.
 12 1/8%, 4/15/08 (f) Caa  870,000  504,600
Nextel Communications, Inc. (d):
 0%, 9/15/07  B2  266,000  179,550
 0%, 10/31/07 B2  1,310,000  854,775
 0%, 2/15/08 (f) B2  1,140,000  732,450
PageMart Wireless, Inc.
 0%, 2/1/08 (d) Caa  530,000  318,000
Rogers Communications, Inc.
 8 7/8%, 7/15/07 B2  460,000  463,450
  3,920,085
ELECTRIC UTILITY - 0.2%
Avon Energy Partners Holdings (f):
 6.73%, 12/11/02 Baa  170,000  172,846
 6.46%, 3/4/08 Baa  130,000  130,576
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  90,000  108,639
Israel Electric Corp. Ltd. (f):
 yankee 7 7/8%,
  12/15/26 A3  80,000  84,906
 7 3/4%, 12/15/27 A3  170,000  175,219
Niagara Mohawk Power Corp.
 7 3/4%, 10/1/08 Ba3  110,000  112,613
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa  100,000  104,719
Texas Utilities Co.
 6 3/8%, 1/1/08 Baa  70,000  69,230
  958,748
TELEPHONE SERVICES - 1.1%
Cable & Wireless Communications
 PLC 6 3/8%, 3/6/03 Baa  170,000  170,143
Dobson Wireline Co.
 12 1/4%, 6/15/08 (f) -  785,000  767,338
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GCI, Inc. 9 3/4%, 8/1/07 B2 $ 80,000 $ 82,800
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d) B3  1,100,000  816,750
 12 1/4%, 9/1/04 B3  440,000  473,000
McLeodUSA, Inc.:
 0%, 3/1/07 (d) B2  580,000  433,550
 9 1/4%, 7/15/07 B2  270,000  280,463
NEXTLINK Communications, Inc.
 9 5/8%, 10/1/07 B3  600,000  613,500
Pathnet, Inc. Unit
 12 1/2%, 4/15/08 (f) -  810,000  858,600
Teleport Communications Group,
 Inc. 0%, 7/1/07 (d) Baa  350,000  300,563
Winstar Communications, Inc.
 11%, 3/15/08 (f) -  380,000  378,100
WorldCom, Inc.:
 9 3/8%, 1/15/04 Baa  122,000  128,139
 8 7/8%, 1/15/06 Baa  103,000  112,051
 7 3/4%, 4/1/07  Baa  550,000  596,563
  6,011,560
TOTAL UTILITIES   10,890,393
TOTAL NONCONVERTIBLE BONDS   85,448,463
TOTAL CORPORATE BONDS
 (Cost $84,785,652)   85,884,863
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 3.1%
U.S. TREASURY OBLIGATIONS - 2.8%
U.S. Treasury Bonds:
 12 3/4%, 11/15/10
  (callable) Aaa  250,000  356,055
 8 7/8%, 2/15/19 Aaa  259,000  356,731
 7 5/8%, 2/15/25 Aaa  1,380,000  1,737,503
U.S. Treasury Notes:
 5 7/8%, 10/31/98 Aaa  110,000  110,166
 5 5/8%, 11/30/99 Aaa  1,466,000  1,467,833
 6 7/8%, 3/31/00 Aaa  1,275,000  1,303,292
 6 5/8%, 6/30/01 Aaa  395,000  406,542
 7 7/8, 11/15/04 Aaa  2,030,000  2,279,934
 7%, 7/15/06 Aaa  6,380,000  6,967,151
  14,985,207
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  125,000  134,570
 7.56%, 9/1/04 Aaa  50,000  54,633
Freddie Mac 6.783%,
 8/18/05 Aaa  440,000  464,614
Fannie Mae:
 6.97%, 4/8/04 Aaa  190,000  201,221
 7.40%, 7/1/04 Aaa  170,000  183,840
 6.44%, 6/21/05 Aaa  250,000  259,258

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa $ 120,831 $ 126,403
U.S. Department of Housing and
 Urban Development Government
 guaranteed participation
 certificates Series 1995-A,
 8.24%, 8/1/04 Aaa  20,000  22,437
  1,446,976
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $16,105,483)   16,432,183
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 3.3%
Freddie Mac:
 7 1/2%, 3/1/28 to 4/1/28 Aaa  193,084  337,233
Fannie Mae:
 6%, 3/1/11 to 4/1/13 Aaa  3,192,792  3,159,381
 6 1/2%, 2/1/13 to 10/1/27 Aaa  4,022,158  4,025,460
 6 1/2%, 6/1/28  Aaa  1,400,000  1,394,750
 7%, 7/1/28 (g) Aaa  5,586,835  5,665,400
 7 1/2%, 5/1/24 to 1/1/26 Aaa  924,860  948,850
Government National Mortgage Association:
  7%, 7/15/28 (g) Aaa  1,000,000  1,015,938
 7 1/2%, 7/15/28 Aaa  1,100,000  1,130,594
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $17,495,379)   17,677,606
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and
 Securitization LLC Series 1997-2
 Class 2-B, 7.2891%,
 12/29/25 (f)(h)(k)
 (Cost $132,891) Ba3  250,000  120,547
COMMERCIAL MORTGAGE SECURITIES - 1.2%
Asset Securitization Corp.
 Series 1997-D5 Class A-6,
 0%, 2/14/41 BBB  100,000  100,047
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.6964%, 11/16/26 (f) -  12,443  12,432
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (f)(h) BBB  60,000  60,778
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CBM Funding Corp. sequential
 pay:
  Series 1996-1 Class A-3PI,
   7.08%, 11/1/07 AA $ 100,000 $ 104,641
  Series 1996-1 Class B,
   7.48%, 2/1/08 A  80,000  86,325
CS First Boston Mortgage
 Securities Corp.:
  Series 1997-C2 Class D,
   7.27%, 4/17/11 Baa  190,000  194,869
  Series 1998-C1 Class D,
   7.17%, 1/17/12 BBB  210,000  213,413
  Series 1998-FL1 Class E,
   6.5063%, 1/10/13 (f)(h) Baa  220,000  220,000
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (f) -  250,000  256,250
Deutsche Mortgage and Asset
 Receiving Corp.
 Series 1998-C1 Class D,
 7.231%, 7/15/12 Baa  140,000  141,936
Franchise Mortgage Acceptance
 Company LLC Loan
 Receivables Trust (f)(h):
  Series 1997-A Class E, 8.1047%,
   4/15/19 -  250,000  240,664
  Series 1997-B Class E, 7.8912%,
   9/15/19 -  100,000  90,250
First Chicago/Lennar Trust I (h):
 Series 1997-CHL1 Class D,
  8.1077%, 5/29/08 -  350,000  350,492
 Series 1997-CHL1 Class E,
  8.1077%, 2/28/11 -  320,000  284,650
First Union-Lehman Brothers
 Commercial Mortgage Trust
 sequential pay Series 1997-C2
 Class B, 6.79%, 10/18/11 Aa2  390,000  399,567
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series 1996-C1
 Class F, 7.86%,
 11/15/06 (f) Ba3  250,000  243,300
GS Mortgage Securities Corp. II:
 Series 1997- GL Class A2-B,
  6.86%, 7/13/30 Aaa  140,000  145,389
 Series 1998-GLII Class D,
  7.1905%, 4/13/31 (f)(h) Baa  50,000  50,511
 Series 1998-GLII Class E,
  7.1905%, 4/13/31 (f)(h) Baa  180,000  176,276
Kidder Peabody Acceptance
 Corp. sequential pay,
 Series 1993-M1 Class A-2,
 7.15%, 4/25/25 Aa2  52,797  52,731
LTC Commercial Mortgage
 Pass-Through Certificates:
  Series 1996-1 Class E,
   9.16%, 4/15/28 BB-  500,000  517,500
  Series 1998-1 Class A,
   6.029%, 5/30/30 (f) Aaa  109,661  107,648

 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (f) - $ 90,682 $ 89,095
 Series 1998-HF1 Class D,
  7.10%, 2/15/08 (h) BBB  180,000  182,700
Nomura Depositor Trust
 Series 1998-ST1A Class B-2,
 12.6563%, 1/15/03 (f) -  125,000  124,238
Nomura Asset Securities Corp.
 Series 1998-D6 Class A-4,
 7.5941%, 3/15/30 (h) Baa  140,000  144,102
Resolution Trust Corp. Series 1991-M2
 Class A-3, 7.2498%,
 9/25/20 (h) Ba3  74,288  63,887
Structured Asset Securities Corp.:
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (f) B  250,000  125,000
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (f) BB  1,000,000  972,500
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
   2/25/28 Aaa  52,255  52,777
 commercial Series 1996-CFL
  Class E, 7 3/4%, 2/25/28 BB+  80,000  80,975
Thirteen Affiliates of General
 Growth Properties, Inc. (f):
 Series D-2,
  6.992%, 11/15/12 Baa  140,000  140,454
 Series E-2,
  7.224%, 11/15/12 Baa  100,000  99,237
 sequential pay Series A-2,
 6.602%, 11/15/12 Aaa  130,000  133,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $5,966,800)   6,257,837
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.1%
Export Development Corp. yankee
 8 1/8%, 8/10/99 Aa2  50,000  51,193
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  125,000  125,699
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa  250,000  344,610
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $509,612)   521,502
SUPRANATIONAL OBLIGATIONS - 0.0%
Inter American Development Bank
 yankee 6.29%, 7/16/27
 (Cost $149,057) Aaa  150,000  157,832
BANK NOTES - 0.1%
Key Bank N.A 5.6488%, 8/20/99
 (Cost $499,330)  500,000  499,525
CERTIFICATES OF DEPOSIT - 0.6%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Banque Nationale de Paris yankee
 5 3/4%, 7/31/98 $ 200,000 $ 199,976
Canadian Imperial Bank of Commerce:
 NY Branch yankee 6.20%, 8/1/00  180,000  180,954
 5.91%, 8/28/98  500,000  500,023
Chase Manhattan Bank USA
 5.54%, 7/6/98   400,000  399,996
RaboBank Nederland Cooperative Central
 yankee 5.68%, 6/4/99  400,000  399,809
Societe Generale France yankee
 5.91%, 10/15/98  400,000  400,073
Toronto-Dominion Bank yankee
 5.68%, 6/4/99  400,000  399,809
Westpac Banking Corp. yankee
 5.885%, 8/27/98  500,000  499,995
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $2,979,219)   2,980,635
COMMERCIAL PAPER - 0.5%
Aspen Funding Corp. yankee
 5.54%, 7/20/98  400,000  398,814
BMW US Capital Corp. yankee
 5.53%, 8/5/98  252,000  250,628
Citibank Credit Card Master Trust I
 (Dakota Certificate Program)
  5.52%, 8/5/98  300,000  298,373
Morgan (JP) & Co., Inc.
 5 1/2%, 11/10/98  400,000  391,948
New Center Asset Trust
 5.54%, 9/21/98  400,000  395,007
Triple A One Funding Corp.
 5.54%, 7/8/98  400,000  399,562
UBS Finance, Inc. yankee
 5.53%, 8/5/98   400,000  397,842
TOTAL COMMERCIAL PAPER
 (Cost $2,532,168)   2,532,174
MASTER NOTES - 0.0%
Goldman Sachs Group LP
 5.72%, 1/27/99
 (Cost $300,000)  300,000  300,000
CASH EQUIVALENTS - 3.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.93%, dated
 6/30/98 due 7/1/98  $ 625,103  625,000
 SHARES
Taxable Central Cash Fund (b)  17,717,215  17,717,215
TOTAL CASH EQUIVALENTS
 (Cost $18,342,215)   18,342,215
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $460,667,441) $  530,383,488
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,792,777 or 5.1% of net assets.
(g) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay in kind:  4/3/97 $ 184,988
   9/15/97 $ 12,698
   3/15/98 $ 12,965
Garden State
 Newspapers, Inc.
 8 3/4%, 10/1/09  2/11/98 $ 465,750

(k) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $299,004,872 and $302,860,115, respectively, of which long-term U.S. government and government agency obligations aggregated $72,759,717 and $55,081,946, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $27,166 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 8.6% AAA, AA, A 8.3%
Baa 2.3% BBB 2.6%
Ba 2.0% BB 2.6%
B 8.3% B 7.8%
Caa 1.0% CCC 1.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.2%. FMR has determined that unrated debt securities that are lower quality account for 1.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $460,692,241. Net unrealized appreciation aggregated $69,691,247, of which $78,694,992 related to appreciated investment securities and $9,003,745 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS



<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 136 CHARACTERS.


STATEMENT OF ASSETS AND LIABILITIES
                                                                                      JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE
AGREEMENTS OF $625,000) (COST $460,667,441) - SEE                                                       $ 530,383,488
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                             2,086,273

RECEIVABLE FOR FUND SHARES SOLD                                                                               255,303

DIVIDENDS RECEIVABLE                                                                                          649,483

INTEREST RECEIVABLE                                                                                         2,065,736

 TOTAL ASSETS                                                                                             535,440,283

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                    $ 36,733

PAYABLE FOR INVESTMENTS PURCHASED                                                              3,954,568
REGULAR DELIVERY

 DELAYED DELIVERY                                                                              7,707,551

PAYABLE FOR FUND SHARES REDEEMED                                                                 862,639

ACCRUED MANAGEMENT FEE                                                                           252,968

DISTRIBUTION FEES PAYABLE                                                                             67

OTHER PAYABLES AND                                                                                83,471
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                         12,897,997

NET ASSETS                                                                                              $ 522,542,286

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 423,363,916

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         5,955,457

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                    23,507,312

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                  69,715,601
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                                                                              $ 522,542,286


INITIAL CLASS:                                   $16.10
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($521,474,865 (DIVIDED BY) 32,394,455
 SHARES)

SERVICE CLASS:                                   $16.04
NET ASSET VALUE AND OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,067,421 (DIVIDED BY) 66,531 SHARES)


STATEMENT OF OPERATIONS
                                                SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                              $ 3,066,987
DIVIDENDS

INTEREST                                                                        4,793,392

 TOTAL INCOME                                                                   7,860,379

EXPENSES

MANAGEMENT FEE                                                    $ 1,485,555

TRANSFER AGENT FEES                                                173,911

DISTRIBUTION FEES - SERVICE CLASS                                  127

ACCOUNTING FEES AND EXPENSES                                       105,646

NON-INTERESTED TRUSTEES' COMPENSATION                              921

CUSTODIAN FEES AND EXPENSES                                        12,675

AUDIT                                                              23,776

LEGAL                                                              2,832

 TOTAL EXPENSES BEFORE REDUCTIONS                                  1,805,443

 EXPENSE REDUCTIONS                                                (50,059)     1,755,384

NET INVESTMENT INCOME                                                           6,104,995

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             23,729,887

 FOREIGN CURRENCY TRANSACTIONS                                     (263)        23,729,624

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             22,643,508

 ASSETS AND LIABILITIES IN                                         4,650        22,648,158
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                 46,377,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ 52,482,777

OTHER INFORMATION                                                              $ 46,143
 EXPENSE REDUCTIONS
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                             3,916

                                                                               $ 50,059




<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 138 CHARACTERS.


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                       SIX MONTHS ENDED  YEAR ENDED
                                                                        JUNE 30, 1998     DECEMBER 31,
                                                                        (UNAUDITED)       1997
OPERATIONS                                                              $ 6,104,995       $ 9,495,223
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                 23,729,624        45,670,158

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                     22,648,158        28,894,868

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          52,482,777        84,060,249

DISTRIBUTIONS TO SHAREHOLDERS                                             (9,747,110)       -
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                  (45,582,074)         (447,876)

 TOTAL DISTRIBUTIONS                                                     (55,329,184)         (447,876)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                              42,147,656        146,605,112

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 39,301,249        230,217,485

NET ASSETS

 BEGINNING OF PERIOD                                                      483,241,037       253,023,552

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $5,955,457 AND $9,445,834, RESPECTIVELY)                     $ 522,542,286     $ 483,241,037



OTHER INFORMATION:



                                                       SIX MONTHS ENDED JUNE 30, 1998

                                                             SHARES       DOLLARS      YEAR ENDED DECEMBER 31, 1997

                                                            (UNAUDITED)                   SHARES       DOLLARS
SHARE TRANSACTIONS                                           3,232,190    $ 51,150,975    13,903,953   $ 201,184,575
INITIAL CLASS
 SOLD

  REINVESTED                                                 3,710,796     55,327,974     32,763        447,876

  REDEEMED                                                   (4,088,960)   (65,374,236)   (3,709,989)   (55,037,339)

  NET INCREASE (DECREASE)                                    2,854,026    $ 41,104,713    10,226,727   $ 146,595,112

 SERVICE CLASS A                                             65,996       $ 1,044,479     627          $ 10,000
 SOLD

  REINVESTED                                                 81            1,210          -             -

  REDEEMED                                                   (173)         (2,746)        -             -

  NET INCREASE (DECREASE)                                    65,904       $ 1,042,943     627          $ 10,000

DISTRIBUTIONS                                                             $ 9,746,897                  $ -
INITIAL CLASS - NET INVESTMENT INCOME

 INITIAL CLASS - NET REALIZED GAIN                                         45,581,077                   447,876

 TOTAL                                                                    $ 55,327,974                 $ 447,876

 SERVICE CLASS - NET INVESTMENT INCOME                                    $ 213                        $ -

 SERVICE CLASS - NET REALIZED GAIN                                         997                          -

 TOTAL                                                                    $ 1,210                      $ -

                                                                          $ 55,329,184                 $ 447,876

A SERVICE CLASS COMMENCED SALE OF SHARES NOVEMBER 3, 1997.






FINANCIAL HIGHLIGHTS - INITIAL CLASS
                                                  SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,         JANUARY 3, 1995
                                                  JUNE 30, 1998                                      (COMMENCEMENT
                                                                                                     OF OPERATIONS) TO
                                                                                                     DECEMBER 31,

SELECTED PER-SHARE DATA                           (UNAUDITED)       1997       1996                  1995
NET ASSET VALUE, BEGINNING OF PERIOD              $ 16.36           $ 13.10    $ 11.77               $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                              .19 D             .36 D      .21                   .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.48              2.92       2.08                  2.20

 TOTAL FROM INVESTMENT OPERATIONS                   1.67              3.28       2.29                  2.30

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (.34)             -          (.21)                 (.11)

 FROM NET REALIZED GAIN                             (1.59)            (.02)      (.75)                 (.42)

 TOTAL DISTRIBUTIONS                                (1.93)            (.02)      (.96)                 (.53)

NET ASSET VALUE, END OF PERIOD                     $ 16.10           $ 16.36    $ 13.10              $ 11.77

TOTAL RETURN B, C                                   11.15%             25.07%     20.04%               23.02%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 521,475         $ 483,231  $ 253,024            $ 68,247

RATIO OF EXPENSES TO AVERAGE NET ASSETS              .73% A            .77%       .87%                 1.00% F

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                             .71% A, G         .76% G     .85% G               1.00%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                   2.46% A           2.44%      2.63%                1.69%

PORTFOLIO TURNOVER                                   125% A            90%        120%                 343%

AVERAGE COMMISSION RATE H                          $ .0392           $ .0399    $ .0211




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                                                 SIX MONTHS ENDED  YEAR ENDED
                                                                 JUNE 30, 1998     DECEMBER 31,

SELECTED PER-SHARE DATA                                          (UNAUDITED)       1997 E
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 16.35           $ 15.94

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                             .19 D             .07 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                           1.43              .34

 TOTAL FROM INVESTMENT OPERATIONS                                  1.62              .41

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                        (.34)              -

 FROM NET REALIZED GAIN                                            (1.59)             -

 TOTAL DISTRIBUTIONS                                               (1.93)             -

NET ASSET VALUE, END OF PERIOD                                   $ 16.04           $ 16.35

TOTAL RETURN B, C                                                  10.82%            2.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 1,067           $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            .83% A            .87% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS                                                 .81% A, G         .87% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               2.60% A           2.70% A

PORTFOLIO TURNOVER                                                 125% A            90%

AVERAGE COMMISSION RATE H                                        $ .0392           $ .0399


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $680,762 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.
For the period, Service Class paid FDC $127, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $34,179. for the Initial Class.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except for proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets. ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 71% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 11% of the total outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
Charles S. Morrison II, VICE PRESIDENT
John Todd, VICE PRESIDENT
Steven Snider, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY




(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: INDEX 500 PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT                  3    A review of what happened in world markets during the
                                         past six months.

PERFORMANCE AND INVESTMENT SUMMARY  4    How the fund has done over time, and an overview of the
                                         fund's investments at the end of the period.

FUND TALK                           5    The manager's review of fund performance, strategy
                                         and outlook.

INVESTMENTS                         6    A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                13   Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

NOTES                               15   Notes to the financial statements.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                   YEAR    YEARS   FUND

VIP II: INDEX 500               29.64%  22.69%  21.33%

S&P 500 (registered trademark)  30.16%  23.08%  21.72%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II:  Index 500          S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
IMATRL PRASUN   SHR__CHT 19980630 19980731 130419 R00000000000074
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $30,951 - a 209.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,533 - a 215.33% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1998

                                    % OF FUND'S INVESTMENTS

General Electric Co.                 3.1

Microsoft Corp.                      2.8

Coca-Cola Co. (The)                  2.2

Exxon Corp.                          1.8

Merck & Co., Inc.                    1.7

Pfizer, Inc.                         1.5

Wal-Mart Stores, Inc.                1.4

Intel Corp.                          1.3

Procter & Gamble Co.                 1.3

Royal Dutch Petroleum Co.            1.2

TOP TEN MARKET SECTORS AS OF JUNE 30, 1998

                                            % OF FUND'S INVESTMENTS

Finance                                      17.0

Technology                                   14.0

Health                                       11.2

Nondurables                                  9.5

Utilities                                    9.1

Energy                                       6.9

Industrial Machinery & Equipment             5.3

Retail & Wholesale                           5.2

Media & Leisure                              4.3

Basic Industries                             4.0

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with Frank Salerno,
Portfolio Manager of
Index 500 Portfolio
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended June 30, 1998, the fund performed in line with the 17.71% return of the Standard & Poor's 500 Index. Of course, the fund's total return was slightly lower than that of the index due to management expenses. The fund's return for the 12 months that ended June 30, 1998 also was in line with the S&P 500, which returned 30.16% during that period.
Q. HOW WOULD YOU DESCRIBE MARKET CONDITIONS OVER THE PAST SIX MONTHS?
A. The stock market continued to perform well in response to favorable economic news. Inflation remained modest, interest rates were stable, the economy grew more vigorously than expected and corporate earnings
- a key determinant of stock prices - were generally strong. As the year began, the lone dark cloud on the horizon was the fear that the slowdown gripping many Asian economies might spread to the United States. However, prospects in Asia began to look brighter when government officials in Japan - a key economic force in the region - promised to pass legislation designed to stimulate the Japanese economy. On the basis of this optimism, most Asian stock markets rallied strongly in the first quarter, and U.S. investors, relieved that the worst in Asia might be over, drove the S&P 500 and other market indexes to repeated record highs from February through early May.
Q. WHAT HAPPENED FOR THE BALANCE OF THE PERIOD?
A. Several negatives temporarily slowed the market's momentum. The situation in Asia deteriorated once again, as the Japanese government failed to pass the stimulative legislation promised earlier in the year, and the president of Indonesia was forced to resign amid widespread civil strife. Moreover, U.S. companies with Asian exposure
- including many technology companies - began to report disappointing earnings. The combination of these factors caused the Dow Jones Industrial Average to decline roughly 7% between mid-May and mid-June, while the S&P 500 retreated about 5%. However, more news indicating stronger-than-expected growth in the economy resulted in stocks resuming their upward path by the end of the period, with the S&P 500 again reaching new highs in late June.
Q. DID ANY SECTORS STAND OUT AS STRONG PERFORMERS?
A. Drug companies did well, buoyed by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Financial services firms continued to benefit from a trend toward greater industry consolidation, exemplified by the recently announced "megamerger" of Travelers and Citicorp. In addition, the generally favorable economic climate has been particularly beneficial for banks and other financial services firms.
Q. HOW DID TECHNOLOGY STOCKS FARE?
A. Technology was a mixed bag. For example, U.S. personal computer
(PC) makers found that they could purchase components at a much lower cost from their Asian suppliers because of the U.S. dollar's sharply increased value relative to many Asian currencies. However, generally lighter demand for personal computers was an offsetting factor that hindered the sales and earnings growth of many PC makers and manufacturers of PC components.
Q. WHAT SECTORS WERE DISAPPOINTING?
A. Energy prices were weak during the period, with the price of crude oil dipping below $12 dollars a barrel near the end of June. Most stocks in that sector were weak as a result. The same problem - weak commodity prices - kept precious metals shares in the doldrums.
Q. WHAT'S YOUR OUTLOOK, FRANK?
A. The trend of disappointing earnings reported by companies with Asian exposure may continue into the third quarter. However, I believe that the sectors that have been strong so far this year can continue to do well, as long as the economy keeps growing moderately and interest rates and inflation stay roughly where they are. Although I don't expect the market to advance at the rapid pace it has maintained during the past three years, the favorable economic environment gives me reason to expect further moderate gains in share prices.



FUND FACTS
GOAL: to provide returns that correspond to those of the S&P 500 Index
START DATE: August 27, 1992
SIZE: as of June 30, 1998, more than $3.0 billion
MANAGER: Frank Salerno, since December 1997
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

INVESTMENTS JUNE 30, 1998  (UNAUDITED)

Showing Percentage of Value of Investment in Securities



COMMON STOCKS - 93.8%

                                                     SHARES                                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.4%

AlliedSignal, Inc.                                    187,600                                       $ 8,324,750

Boeing Co.                                            335,968                                        14,971,574

Goodrich (B.F.) Co.                                   24,800                                         1,230,700

Lockheed Martin Corp.                                 65,293                                         6,912,896

Rockwell International Corp.                          66,700                                         3,205,769

Textron, Inc.                                         54,700                                         3,921,306

United Technologies Corp.                             76,700                                         7,094,750

                                                                                                     45,661,745

DEFENSE ELECTRONICS - 0.3%

Northrop Grumman Corp.                                22,800                                         2,351,250

Raytheon Co. Class B                                  113,300                                        6,698,863

                                                                                                     9,050,113

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.                                43,700                                         2,032,050

TOTAL AEROSPACE & DEFENSE                                                                            56,743,908

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 2.3%

Air Products & Chemicals, Inc.                        78,200                                         3,128,000

Avery Dennison Corp.                                  39,400                                         2,117,750

Dow Chemical Co.                                      75,100                                         7,261,231

du Pont (E.I.) de Nemours & Co.                       375,900                                        28,051,538

Eastman Chemical Co.                                  24,675                                         1,536,019

Engelhard Corp.                                       47,000                                         951,750

FMC Corp. (a)                                         11,800                                         804,613

Great Lakes Chemical Corp.                            19,800                                         780,863

Hercules, Inc.                                        31,700                                         1,303,663

Monsanto Co.                                          199,900                                        11,169,413

Morton International, Inc.                            47,500                                         1,187,500

Nalco Chemical Co.                                    16,200                                         569,025

PPG Industries, Inc.                                  59,100                                         4,111,144

Praxair, Inc.                                         55,700                                         2,607,456

Raychem Corp.                                         31,500                                         931,219

Rohm & Haas Co.                                       20,200                                         2,099,538

Sealed Air Corp. (a)                                  29,360                                         1,078,980

Union Carbide Corp.                                   45,500                                         2,428,562

W.R. Grace & Co.                                      25,700                                         438,506

                                                                                                     72,556,770

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.                                9,700                                          566,238

Allegheny Teledyne, Inc.                              57,984                                         1,326,384

Armco, Inc. (a)                                       36,700                                         233,963

Bethlehem Steel Corp. (a)                             43,400                                         539,788

Nucor Corp.                                           29,500                                         1,357,000

USX-U.S. Steel Group                                  30,200                                         996,600

Worthington Industries, Inc.                          23,250                                         350,203

                                                                                                     5,370,176

METALS & MINING - 0.3%

Alcan Aluminium Ltd.                                  64,657                                         1,784,097

Aluminum Co. of America                               53,100                                         3,501,281

ASARCO, Inc.                                          18,300                                         407,175

Cyprus Amax Minerals Co.                              42,350                                         561,138

Freeport-McMoRan Copper & Gold, Inc. Class B          41,500                                         630,281



                                                     SHARES                                         VALUE (NOTE 1)

Inco Ltd.                                             46,436                                        $ 634,333

Phelps Dodge Corp.                                    20,300                                         1,160,906

Reynolds Metals Co.                                   27,300                                         1,527,094

                                                                                                     10,206,305

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                                            7,330                                          294,574

Bemis Co., Inc.                                       16,000                                         654,000

Corning, Inc.                                         77,800                                         2,703,550

Crown Cork & Seal Co., Inc.                           42,200                                         2,004,500

Owens Illinois, Inc. (a)                              49,500                                         2,215,125

Tupperware Corp.                                      21,300                                         599,063

                                                                                                     8,470,812

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.                                   14,700                                         481,425

Champion International Corp.                          32,400                                         1,593,675

Fort James Corp.                                      66,300                                         2,950,350

Georgia-Pacific Corp.                                 32,200                                         1,897,788

International Paper Co.                               102,800                                        4,420,400

Kimberly-Clark Corp.                                  189,932                                        8,713,131

Louisiana Pacific Corp.                               33,500                                         611,375

Mead Corp.                                            35,900                                         1,139,825

Potlatch Corp.                                        9,700                                          407,400

Stone Container Corp. (a)                             23,700                                         370,313

Temple-Inland, Inc.                                   18,800                                         1,012,850

Union Camp Corp.                                      23,400                                         1,161,225

Westvaco Corp.                                        30,050                                         848,913

Weyerhaeuser Co.                                      66,100                                         3,052,994

Willamette Industries, Inc.                           32,800                                         1,049,600

                                                                                                     29,711,264

TOTAL BASIC INDUSTRIES                                                                               126,315,327

CONSTRUCTION & REAL ESTATE - 0.4%

BUILDING MATERIALS - 0.3%

Armstrong World Industries, Inc.                      13,300                                         896,088

Crane Co.                                             15,600                                         757,575

Fortune Brands, Inc.                                  51,800                                         1,991,063

Masco Corp.                                           57,800                                         3,496,900

Owens-Corning                                         17,900                                         730,544

Sherwin-Williams Co.                                  57,800                                         1,914,625

                                                                                                     9,786,795

CONSTRUCTION - 0.1%

Centex Corp.                                          20,600                                         777,650

Fleetwood Enterprises, Inc.                           12,700                                         508,000

Kaufman & Broad Home Corp.                            14,200                                         450,850

Pulte Corp.                                           15,300                                         457,088

                                                                                                     2,193,588

ENGINEERING - 0.0%

EG & G, Inc.                                          15,800                                         474,000

Fluor Corp.                                           25,900                                         1,320,900

Foster Wheeler Corp.                                  13,700                                         293,694

                                                                                                     2,088,594

TOTAL CONSTRUCTION & REAL ESTATE                                                                     14,068,977

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES - 2.2%

AutoZone, Inc. (a)                                    50,850                                        $ 1,624,022

Chrysler Corp.                                        215,000                                        12,120,625

Cooper Tire & Rubber Co.                              28,800                                         594,000

Cummins Engine Co., Inc.                              14,200                                         727,750

Dana Corp.                                            35,400                                         1,893,900

Eaton Corp.                                           23,800                                         1,850,450

Echlin, Inc.                                          23,100                                         1,133,344

Ford Motor Co.                                        380,400                                        22,443,600

General Motors Corp.                                  222,878                                        14,891,036

Genuine Parts Co.                                     56,050                                         1,937,228

Goodyear Tire & Rubber Co.                            54,600                                         3,518,288

ITT Industries, Inc.                                  39,100                                         1,461,363

Johnson Controls, Inc.                                26,400                                         1,509,750

NACCO Industries, Inc. Class A                        2,400                                          310,200

Navistar International Corp. (a)                      17,970                                         518,884

PACCAR, Inc.                                          26,090                                         1,363,203

Pep Boys-Manny, Moe & Jack                            19,700                                         373,069

Snap-On, Inc.                                         23,100                                         837,375

TRW, Inc.                                             41,200                                         2,250,550

                                                                                                     71,358,637

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.                  136,700                                        11,235,031

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.                                  30,700                                         1,872,700

Maytag Corp.                                          33,300                                         1,644,188

Newell Co., Inc.                                      50,500                                         2,515,531

Whirlpool Corp.                                       24,800                                         1,705,000

                                                                                                     7,737,419

TEXTILES & APPAREL - 0.3%

Fruit of the Loom, Inc. Class A (a)                   22,700                                         753,356

Liz Claiborne, Inc.                                   21,900                                         1,144,275

NIKE, Inc. Class B                                    63,700                                         3,101,394

Reebok International Ltd. (a)                         15,400                                         426,388

Russell Corp.                                         12,100                                         365,269

Springs Industries, Inc. Class A                      4,100                                          189,113

VF Corp.                                              40,300                                         2,075,450

                                                                                                     8,055,245

TOTAL DURABLES                                                                                       98,386,332

ENERGY - 6.9%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc.                                    53,800                                         1,859,463

Dresser Industries, Inc.                              59,000                                         2,599,688

Halliburton Co.                                       87,900                                         3,917,044

Helmerich & Payne, Inc.                               20,500                                         456,125

McDermott International, Inc.                         20,400                                         702,525

Rowan Companies, Inc. (a)                             29,800                                         579,238

Schlumberger Ltd.                                     161,700                                        11,046,131

Western Atlas, Inc.                                   19,500                                         1,655,063

                                                                                                     22,815,277

OIL & GAS - 6.2%

Amerada Hess Corp.                                    32,000                                         1,738,000

Amoco Corp.                                           319,900                                        13,315,838



                                                     SHARES                                         VALUE (NOTE 1)

Anadarko Petroleum Corp.                              20,100                                        $ 1,350,469

Apache Corp.                                          33,200                                         1,045,800

Ashland, Inc.                                         23,000                                         1,187,375

Atlantic Richfield Co.                                108,400                                        8,468,750

Burlington Resources, Inc.                            59,257                                         2,551,755

Chevron Corp.                                         217,900                                        18,099,319

Coastal Corp. (The)                                   36,900                                         2,576,081

Exxon Corp.                                           815,100                                        58,126,819

Kerr-McGee Corp.                                      17,600                                         1,018,600

Mobil Corp.                                           260,300                                        19,945,488

Occidental Petroleum Corp.                            121,900                                        3,291,300

Oryx Energy Co. (a)                                   35,300                                         781,013

Pennzoil Co.                                          16,100                                         815,063

Phillips Petroleum Co.                                84,700                                         4,081,481

Royal Dutch Petroleum Co.                             707,200                                        38,763,400

Sun Co., Inc.                                         29,900                                         1,160,494

Texaco, Inc.                                          180,200                                        10,755,688

Union Pacific Resources Group, Inc.                   86,912                                         1,526,392

Unocal Corp.                                          83,850                                         2,997,638

USX-Marathon Group                                    97,400                                         3,342,038

                                                                                                     196,938,801

TOTAL ENERGY                                                                                         219,754,078

FINANCE - 17.0%

BANKS - 7.7%

Banc One Corp.                                        235,948                                        13,168,848

Bank of New York, Inc.                                130,900                                        7,943,994

BankAmerica Corp.                                     228,300                                        19,733,681

BankBoston Corp.                                      99,382                                         5,528,124

Bankers Trust New York Corp.                          13,100                                         1,520,419

BB&T Corp.                                            41,600                                         2,813,200

Capital One Financial Corp.                           21,800                                         2,707,288

Chase Manhattan Corp.                                 285,446                                        21,551,173

Citicorp                                              150,962                                        22,531,079

Comerica, Inc.                                        55,000                                         3,643,750

Fifth Third Bancorp                                   83,125                                         5,236,875

First Union Corp.                                     323,445                                        18,840,671

Huntington Bancshares, Inc.                           56,690                                         1,899,115

KeyCorp                                               148,914                                        5,305,061

Mellon Bank Corp.                                     90,800                                         6,321,950

Mercantile Bancorp., Inc.                             46,000                                         2,317,250

Morgan (JP) & Co., Inc.                               59,400                                         6,957,225

National City Corp.                                   110,421                                        7,839,891

NationsBank Corp.                                     320,114                                        24,488,721

Northern Trust Corp.                                  40,000                                         3,050,000

Norwest Corp.                                         254,400                                        9,508,200

PNC Financial Corp.                                   100,100                                        5,386,631

Providian Financial Corp.                             31,900                                         2,506,144

Republic New York Corp.                               36,600                                         2,303,513

State Street Corp.                                    53,300                                         3,704,350

Summit Bancorp                                        63,000                                         2,992,500

SunTrust Banks, Inc.                                  71,300                                         5,797,581

Synovus Finanical Corp.                               82,000                                         1,947,500

U.S. Bancorp                                          249,351                                        10,722,093

Wachovia Corp.                                        68,200                                         5,762,900

Wells Fargo & Co.                                     28,600                                         10,553,400

                                                                                                     244,583,127

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 2.0%

American Express Co.                                  151,179                                       $ 17,234,406

Associates First Capital Corp.                        118,574                                        9,115,376

Beneficial Corp.                                      18,800                                         2,879,925

Countrywide Credit Industries, Inc.                   37,300                                         1,892,975

First Chicago NBD Corp.                               96,559                                         8,557,541

Fleet Financial Group, Inc.                           95,974                                         8,013,829

Green Tree Financial Corp.                            45,300                                         1,939,406

Household International, Inc.                         110,630                                        5,503,843

MBNA Corp.                                            166,950                                        5,509,350

Transamerica Corp.                                    21,329                                         2,455,501

                                                                                                     63,102,152

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                                            346,600                                        21,055,950

Freddie Mac                                           226,700                                        10,669,069

SLM Holding Corp.                                     56,300                                         2,758,700

                                                                                                     34,483,719

INSURANCE - 3.8%

Aetna, Inc.                                           48,400                                         3,684,450

Allstate Corp.                                        139,821                                        12,802,360

American General Corp.                                84,452                                         6,011,927

American International Group, Inc.                    230,162                                        33,603,652

Aon Corp.                                             56,150                                         3,944,538

Chubb Corp. (The)                                     55,900                                         4,492,963

CIGNA Corp.                                           71,700                                         4,947,300

Cincinnati Financial Corp.                            55,500                                         2,129,813

Conseco, Inc.                                         62,300                                         2,912,525

General Re Corp.                                      25,800                                         6,540,300

Hartford Financial Services Group, Inc.               39,800                                         4,552,125

Jefferson-Pilot Corp.                                 36,100                                         2,091,544

Lincoln National Corp.                                33,400                                         3,051,925

Loews Corp.                                           38,000                                         3,310,750

Marsh & Mclennan Companies, Inc.                      85,650                                         5,176,472

MBIA, Inc.                                            29,300                                         2,193,838

MGIC Investment Corp.                                 38,800                                         2,214,025

Progressive Corp.                                     24,100                                         3,398,100

SAFECO Corp.                                          47,100                                         2,140,106

St. Paul Companies, Inc. (The)                        81,392                                         3,423,551

SunAmerica, Inc.                                      61,300                                         3,520,919

Torchmark Corp.                                       46,800                                         2,141,100

UNUM Corp.                                            49,200                                         2,730,600

                                                                                                     121,014,883

SAVINGS & LOANS - 0.3%

Ahmanson (H.F.) & Co.                                 37,100                                         2,634,100

Golden West Financial Corp.                           13,900                                         1,477,744

Washington Mutual, Inc.                               138,362                                        6,010,099

                                                                                                     10,121,943

SECURITIES INDUSTRY - 2.1%

Bear Stearns Companies, Inc.                          38,000                                         2,161,250

Franklin Resources, Inc.                              88,700                                         4,789,800

Lehman Brothers Holdings, Inc.                        39,100                                         3,032,694

Merrill Lynch & Co., Inc.                             115,200                                        10,627,200

Morgan Stanley Dean Witter Discover and Co.           197,056                                        18,005,992



                                                     SHARES                                         VALUE (NOTE 1)

Schwab (Charles) Corp.                                79,200                                        $ 2,574,000

Travelers Group, Inc. (The)                           383,081                                        23,224,286

                                                                                                     64,415,222

TOTAL FINANCE                                                                                        537,721,046

HEALTH - 11.2%

DRUGS & PHARMACEUTICALS - 7.7%

Allergan, Inc.                                        22,400                                         1,038,800

ALZA Corp. Class A.                                   30,400                                         1,314,800

American Home Products Corp.                          437,600                                        22,645,800

Amgen, Inc. (a)                                       85,000                                         5,556,875

Bristol-Myers Squibb Co.                              331,800                                        38,136,263

Lilly (Eli) & Co.                                     369,192                                        24,389,747

Merck & Co., Inc.                                     398,300                                        53,272,625

Pfizer, Inc.                                          435,100                                        47,289,931

Pharmacia & Upjohn, Inc.                              168,960                                        7,793,280

Schering-Plough Corp.                                 244,600                                        22,411,475

Sigma-Aldrich Corp.                                   33,700                                         1,183,713

Warner-Lambert Co.                                    273,300                                        18,960,188

                                                                                                     243,993,497

MEDICAL EQUIPMENT & SUPPLIES - 2.9%

Abbott Laboratories                                   514,700                                        21,038,363

Bard (C.R.), Inc.                                     19,400                                         738,413

Bausch & Lomb, Inc.                                   18,700                                         937,338

Baxter International, Inc.                            94,200                                         5,069,138

Becton, Dickinson & Co.                               41,300                                         3,205,913

Biomet, Inc.                                          37,900                                         1,253,069

Boston Scientific Corp. (a)                           65,000                                         4,655,625

Cardinal Health, Inc.                                 38,100                                         3,571,875

Guidant Corp.                                         51,100                                         3,644,069

Johnson & Johnson                                     448,400                                        33,069,500

Mallinckrodt, Inc.                                    24,900                                         739,219

Medtronic, Inc.                                       160,700                                        10,244,625

Millipore Corp.                                       14,700                                         400,575

Pall Corp.                                            41,500                                         850,750

St. Jude Medical, Inc. (a)                            24,229                                         891,930

U.S. Surgical Corp.                                   24,400                                         1,113,250

                                                                                                     91,423,652

MEDICAL FACILITIES MANAGEMENT - 0.6%

Columbia/HCA Healthcare Corp.                         207,912                                        6,055,437

HEALTHSOUTH Corp. (a)                                 127,700                                        3,407,994

Humana, Inc. (a)                                      58,700                                         1,830,706

Manor Care, Inc.                                      18,500                                         711,094

Tenet Healthcare Corp. (a)                            102,800                                        3,212,500

United HealthCare Corp.                               64,700                                         4,108,450

                                                                                                     19,326,181

TOTAL HEALTH                                                                                         354,743,330

HOLDING COMPANIES - 0.1%

CINergy Corp.                                         46,913                                         1,641,955

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.7%

Emerson Electric Co.                                  152,900                                       $ 9,231,338

General Electric Co.                                  1,085,700                                      98,798,700

General Instrument Corp. (a)                          52,100                                         1,416,469

General Signal Corp.                                  14,600                                         525,600

Grainger (W.W.), Inc.                                 30,300                                         1,509,319

Harris Corp.                                          26,700                                         1,193,156

Honeywell, Inc.                                       42,300                                         3,534,694

Scientific-Atlanta, Inc.                              26,200                                         664,825

                                                                                                     116,874,101

INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%

Briggs & Stratton Corp.                               8,100                                          303,244

Case Corp.                                            24,300                                         1,172,475

Caterpillar, Inc.                                     122,100                                        6,456,038

Cincinnati Milacron, Inc.                             10,100                                         245,556

Cooper Industries, Inc.                               40,346                                         2,216,508

Deere & Co.                                           84,900                                         4,489,088

Dover Corp.                                           74,600                                         2,555,050

Harnischfeger Industries, Inc.                        14,400                                         407,700

Illinois Tool Works, Inc.                             81,100                                         5,408,356

Ingersoll-Rand Co.                                    55,300                                         2,436,656

Parker-Hannifin Corp.                                 35,625                                         1,358,203

Stanley Works                                         29,300                                         1,217,781

Tenneco, Inc.                                         60,200                                         2,291,363

Timken Co.                                            17,984                                         554,132

Tyco International Ltd.                               192,700                                        12,140,100

                                                                                                     43,252,250

POLLUTION CONTROL - 0.2%

Browning-Ferris Industries, Inc.                      61,300                                         2,130,175

Waste Management, Inc.                                151,700                                        5,309,500

                                                                                                     7,439,675

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                               167,566,026

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.5%

CBS Corp.                                             246,050                                        7,812,088

Clear Channel Communications, Inc. (a)                37,100                                         4,048,538

Comcast Corp. Class A special                         110,950                                        4,503,877

MediaOne Group, Inc.                                  201,100                                        8,835,831

Tele-Communications, Inc. (TCI Group) Series A (a)    158,400                                        6,088,500

Time Warner, Inc.                                     177,920                                        15,201,040

                                                                                                     46,489,874

ENTERTAINMENT - 0.9%

Disney (Walt) Co.                                     226,500                                        23,796,656

King World Productions, Inc. (a)                      21,400                                         545,700

Viacom, Inc. Class B (non-vtg.) (a)                   99,200                                         5,778,400

                                                                                                     30,120,756

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                                       28,500                                         705,375

Hasbro, Inc.                                          44,650                                         1,755,303

Mattel, Inc.                                          103,576                                        4,382,559

                                                                                                     6,843,237



                                                     SHARES                                         VALUE (NOTE 1)

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc. (a)                      33,600                                        $ 781,200

Hilton Hotels Corp.                                   83,700                                         2,385,450

Mirage Resorts, Inc. (a)                              66,900                                         1,425,806

                                                                                                     4,592,456

PUBLISHING - 0.9%

American Greetings Corp. Class A                      24,500                                         1,247,969

Cognizant Corp.                                       58,800                                         3,704,400

Dow Jones & Co., Inc.                                 25,400                                         1,416,050

Dun & Bradstreet Corp.                                57,300                                         2,069,963

Gannett, Inc.                                         95,300                                         6,772,256

Harcourt General, Inc.                                17,000                                         1,011,500

Knight Ridder, Inc.                                   26,200                                         1,442,638

Mcgraw-Hill Companies, Inc.                           34,400                                         2,805,750

Meredith Corp.                                        14,700                                         689,981

New York Times Co. (The) Class A                      30,700                                         2,432,975

Times Mirror Co. Class A                              23,600                                         1,483,850

Tribune Co.                                           40,500                                         2,786,906

                                                                                                     27,864,238

RESTAURANTS - 0.7%

Darden Restaurants, Inc.                              47,900                                         760,413

Marriott International, Inc. Class A                  76,800                                         2,486,400

McDonald's Corp.                                      228,000                                        15,732,000

Tricon Global Restaurants, Inc.                       51,010                                         1,616,379

Wendy's International, Inc.                           42,800                                         1,005,800

                                                                                                     21,600,992

TOTAL MEDIA & LEISURE                                                                                137,511,553

NONDURABLES - 9.5%

AGRICULTURE - 0.1%

Pioneer Hawaii-Bred International, Inc.               75,700                                         3,132,088

BEVERAGES - 3.3%

Anheuser-Busch Companies, Inc.                        162,200                                        7,653,813

Brown-Forman Corp. Class B                            15,800                                         1,015,150

Coca-Cola Co. (The)                                   822,500                                        70,323,750

Coors (Adolph) Co. Class B                            12,000                                         408,000

PepsiCo, Inc.                                         498,300                                        20,523,731

Seagram Co. Ltd.                                      119,900                                        4,897,295

                                                                                                     104,821,739

FOODS - 1.9%

Archer-Daniels-Midland Co.                            189,981                                        3,680,882

Bestfoods                                             96,100                                         5,579,806

Campbell Soup Co.                                     151,200                                        8,032,500

ConAgra, Inc.                                         158,000                                        5,006,625

General Mills, Inc.                                   52,500                                         3,589,688

Heinz (H.J.) Co.                                      121,750                                        6,833,219

Hershey Foods Corp.                                   40,600                                         2,801,400

Kellogg Co.                                           129,300                                        4,856,831

Quaker Oats Co.                                       47,400                                         2,604,038

Ralston Purina Co.                                    36,500                                         4,263,656

Sara Lee Corp.                                        155,800                                        8,715,063

Sysco Corp.                                           113,200                                        2,900,750

Wrigley (Wm.) Jr. Co.                                 33,200                                         3,253,600

                                                                                                     62,118,058

HOUSEHOLD PRODUCTS - 3.1%

Alberto-Culver Co. Class B                            12,600                                         365,400

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Avon Products, Inc.                                   46,300                                        $ 3,588,250

Clorox Co.                                            34,800                                         3,319,050

Colgate-Palmolive Co.                                 98,800                                         8,694,400

Gillette Co.                                          374,900                                        21,252,144

International Flavors & Fragrances, Inc.              36,900                                         1,602,844

Procter & Gamble Co.                                  447,100                                        40,714,044

Rubbermaid, Inc.                                      46,000                                         1,526,625

Unilever NV (NY shares)                               211,400                                        16,687,388

                                                                                                     97,750,145

TOBACCO - 1.1%

Philip Morris Companies, Inc.                         811,400                                        31,948,875

UST, Inc.                                             61,800                                         1,668,600

                                                                                                     33,617,475

TOTAL NONDURABLES                                                                                    301,439,505

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                                    124,900                                        2,382,695

Battle Mountain Gold Co.                              56,500                                         335,469

Homestake Mining Co.                                  70,300                                         729,363

Newmont Mining Corp.                                  50,165                                         1,185,148

Placer Dome, Inc.                                     68,200                                         794,563

                                                                                              5,427,238

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.4%

Abercrombie & Fitch Co. Class A (a)                   80                                             3,520

Gap, Inc.                                             130,900                                        8,066,713

Limited, Inc. (The)                                   76,089                                         2,520,448

TJX Companies, Inc.                                   107,000                                        2,581,375

Venator Group, Inc.                                   45,200                                         864,450

                                                                                                     14,036,506

DRUG STORES - 0.5%

CVS Corp.                                             122,000                                        4,750,375

Longs Drug Stores Corp.                               13,000                                         375,375

Rite Aid Corp.                                        86,200                                         3,237,888

Walgreen Co.                                          160,800                                        6,643,050

                                                                                                     15,006,688

GENERAL MERCHANDISE STORES - 2.8%

Consolidated Stores Corp. (a)                         40,200                                         1,457,250

Costco Companies, Inc. (a)                            75,739                                         4,776,291

Dayton Hudson Corp.                                   146,300                                        7,095,550

Dillards, Inc. Class A                                35,600                                         1,475,175

Federated Department Stores, Inc. (a)                 70,300                                         3,783,019

K mart Corp. (a)                                      163,000                                        3,137,750

May Department Stores Co. (The)                       78,200                                         5,122,100

Mercantile Stores Co., Inc.                           15,000                                         1,184,063

Nordstrom, Inc.                                       27,100                                         2,093,475

Penney (J.C.), Inc.                                   83,800                                         6,059,788

Sears, Roebuck & Co.                                  130,300                                        7,956,444

Wal-Mart Stores, Inc.                                 744,700                                        45,240,525

                                                                                                     89,381,430



                                                     SHARES                                         VALUE (NOTE 1)

GROCERY STORES - 0.5%

Albertson's, Inc.                                     82,200                                        $ 4,258,988

American Stores Co.                                   92,200                                         2,230,088

Giant Food, Inc. Class A                              20,300                                         874,169

Great Atlantic & Pacific Tea, Inc.                    13,300                                         439,731

Kroger Co. (The) (a)                                  87,800                                         3,764,425

Supervalu, Inc.                                       20,600                                         914,125

Winn-Dixie Stores, Inc.                               45,800                                         2,344,388

                                                                                                     14,825,914

RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%

Circuit City Stores, Inc. -
                  33,700                                         1,579,688
Circuit City Group

Home Depot, Inc.                                      244,800                                        20,333,700

IKON Office Solutions, Inc.                           46,000                                         669,875

Lowe's Companies, Inc.                                113,800                                        4,616,013

Tandy Corp.                                           33,800                                         1,793,513

Toys R US, Inc. (a)                                   94,200                                         2,219,588

                                                                                                     31,212,377

TOTAL RETAIL & WHOLESALE                                                                             164,462,915

SERVICES - 0.7%

ADVERTISING - 0.2%

Interpublic Group of Companies, Inc.                  40,250                                         2,442,672

Omnicom Group, Inc.                                   56,900                                         2,837,888

                                                                                                     5,280,560

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.                                   36,600                                         1,155,188

PRINTING - 0.1%

Deluxe Corp.                                          34,400                                         1,231,950

Donnelley (R.R.) & Sons Co.                           45,600                                         2,086,200

Moore Corp. Ltd.                                      21,000                                         278,998

                                                                                                     3,597,148

SERVICES - 0.4%

Block (H&R), Inc.                                     35,000                                         1,474,375

Cendant Corp. (a)                                     276,372                                        5,769,266

Ecolab, Inc.                                          34,900                                         1,081,900

Jostens, Inc.                                         9,200                                          221,950

National Service Industries, Inc.                     14,400                                         732,600

Service Corp. International, Inc.                     85,300                                         3,657,238

                                                                                                     12,937,329

TOTAL SERVICES                                                                                       22,970,225

TECHNOLOGY - 14.0%

COMMUNICATIONS EQUIPMENT - 2.9%

3Com Corp. (a)                                        118,800                                        3,645,675

Andrew Corp. (a)                                      29,812                                         538,479

Ascend Communications, Inc. (a)                       61,100                                         3,028,269

Cabletron Systems, Inc. (a)                           48,400                                         650,375

Cisco Systems, Inc. (a)                               345,350                                        31,793,784

DSC Communications Corp. (a)                          41,700                                         1,251,000

Lucent Technologies, Inc.                             437,068                                        36,358,594

Northern Telecom Ltd.                                 176,600                                        10,034,706

Tellabs, Inc. (a)                                     61,800                                         4,426,425

                                                                                                     91,727,307

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - 4.3%

Adobe Systems, Inc.                                   22,300                                        $ 946,356

Autodesk, Inc.                                        15,800                                         610,275

Automatic Data Processing, Inc.                       100,400                                        7,316,650

Ceridian Corp. (a)                                    22,000                                         1,292,500

Computer Associates International, Inc.               182,112                                        10,118,598

Computer Sciences Corp.                               52,000                                         3,328,000

Equifax, Inc.                                         42,800                                         1,554,175

First Data Corp.                                      141,700                                        4,720,381

HBO & Co.                                             149,700                                        5,276,925

Microsoft Corp. (a)                                   817,700                                        88,618,238

Novell, Inc. (a)                                      129,700                                        1,653,675

Oracle Corp. (a)                                      331,750                                        8,148,609

Parametric Technolgy Corp. (a)                        96,300                                         2,612,138

Shared Medical Systems Corp.                          8,100                                          594,844

                                                                                                     136,791,364

COMPUTERS & OFFICE EQUIPMENT - 4.2%

Apple Computer, Inc. (a)                              49,400                                         1,417,163

Bay Networks, Inc. (a)                                68,900                                         2,222,025

Compaq Computer Corp.                                 550,762                                        15,627,872

Data General Corp. (a)                                16,500                                         246,469

Dell Computer Corp. (a)                               210,900                                        19,574,156

EMC Corp. (a)                                         169,600                                        7,600,200

Gateway 2000, Inc. (a)                                51,200                                         2,592,000

Hewlett-Packard Co.                                   343,500                                        20,567,063

International Business Machines Corp.                 314,100                                        36,062,606

Pitney-Bowes, Inc.                                    93,400                                         4,494,875

Seagate Technology, Inc. (a)                          88,000                                         2,095,500

Silicon Graphics, Inc. (a)                            60,500                                         733,563

Sun Microsystems, Inc. (a)                            126,700                                        5,503,531

Unisys Corp. (a)                                      76,900                                         2,172,425

Xerox Corp.                                           109,400                                        11,117,775

                                                                                                     132,027,223

ELECTRONIC INSTRUMENTS - 0.2%

Applied Materials, Inc. (a)                           121,900                                        3,596,050

KLA-Tencor Corp. (a)                                  34,200                                         946,913

Perkin-Elmer Corp.                                    16,500                                         1,026,094

Tektronix, Inc.                                       16,050                                         567,769

Thermo Electron Corp. (a)                             49,600                                         1,695,700

                                                                                                     7,832,526

ELECTRONICS - 2.1%

Advanced Micro Devices, Inc. (a)                      40,900                                         697,856

AMP, Inc.                                             77,796                                         2,674,238

Intel Corp.                                           561,800                                        41,643,425

LSI Logic Corp. (a)                                   43,700                                         1,007,831

Micron Technology, Inc. (a)                           67,400                                         1,672,363

Motorola, Inc.                                        199,000                                        10,459,938

National Semiconductor Corp. (a)                      54,900                                         723,994

Texas Instruments, Inc.                               127,900                                        7,458,169

Thomas & Betts Corp.                                  16,900                                         832,325

                                                                                                     67,170,139



                                                     SHARES                                         VALUE (NOTE 1)

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                                     107,700                                       $ 7,868,831

Polaroid Corp.                                        15,700                                         558,331

                                                                                                     8,427,162

TOTAL TECHNOLOGY                                                                                     443,975,721

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                                         61,000                                         5,078,250

Delta Air Lines, Inc.                                 25,400                                         3,282,950

Southwest Airlines Co.                                75,000                                         2,221,875

US Airways Group, Inc. (a)                            29,800                                         2,361,650

                                                                                                     12,944,725

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.                    53,018                                         5,205,705

CSX Corp.                                             73,238                                         3,332,329

Norfolk Southern Corp.                         126,200                          3,762,338

Union Pacific Corp.                                   85,600                                         3,777,100

                                                                                                     16,077,472

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                                         52,220                                         3,276,805

Laidlaw, Inc.                                         89,900                                         1,087,191

                                                                                                     4,363,996

TOTAL TRANSPORTATION                                                                                 33,386,193

UTILITIES - 9.1%

CELLULAR - 0.4%

AirTouch Communications, Inc. (a)                     186,300                                        10,886,906

Nextel Communications, Inc. Class A (a)               85,700                                         2,131,788

                                                                                                     13,018,694

ELECTRIC UTILITY - 2.2%

Ameren Corp.                                          43,900                                         1,745,025

American Electric Power Co., Inc.                     63,400                                         2,876,775

Baltimore Gas & Electric Co.                          45,200                                         1,404,025

Carolina Power & Light Co.                            40,100                                         1,739,338

Central & South West Corp.                            81,200                                         2,182,250

Consolidated Edison, Inc.                             80,500                                         3,708,031

Dominion Resources, Inc.                              65,600                                         2,673,200

DTE Energy Co.                                        51,600                                         2,083,350

Duke Energy Corp.                                     120,007                                        7,110,415

Edison International                                  120,600                                        3,565,238

Entergy Corp.                                         93,900                                         2,699,625

Firstenergy Corp.                                     69,300                                         2,130,975

FPL Group, Inc.                                       61,600                                         3,880,800

GPU, Inc.                                             35,500                                         1,342,344

Houston Industries, Inc.                              91,122                                         2,813,392

Niagara Mohawk Power Corp. (a)                        40,900                                         610,944

Northern States Power Co.                             34,000                                         973,250

PacifiCorp                                            99,700                                         2,255,713

PECO Energy Co.                                       78,400                                         2,288,300

PG&E Corp.                                            127,800                                        4,033,688

PP&L Resources, Inc.                                  40,500                                         918,844

Public Service Enterprise Group, Inc.                 85,800                                         2,954,738

Southern Co.                                          234,700                                        6,498,256

COMMON STOCKS - CONTINUED

                                                     SHARES                                         VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Texas Utilities Co.                                   89,000                                        $ 3,704,625

Unicom Corp.                                          81,900                                         2,871,619

                                                                                                     69,064,760

GAS - 0.6%

Columbia Gas System, Inc. (The)                       29,400                                         1,635,375

Consolidated Natural Gas Co.                          33,700                                         1,984,088

Eastern Enterprises Co.                               12,600                                         540,225

Enron Corp.                                           103,800                                        5,611,688

NICOR, Inc.                                           16,000                                         642,000

ONEOK, Inc.                                           10,806                                         430,889

Peoples Energy Corp.                                  11,900                                         459,638

Sempra Energy                                         78,656                                         2,182,704

Sonat, Inc.                                           37,000                                         1,429,125

Williams Companies, Inc.                              141,600                                        4,779,000

                                                                                                     19,694,732

TELEPHONE SERVICES - 5.9%

ALLTEL Corp.                                          88,200                                         4,101,300

Ameritech Corp.                                       366,900                                        16,464,638

AT&T Corp.                                            541,200                                        30,916,050

Bell Atlantic Corp.                                   517,278                                        23,600,809

BellSouth Corp.                                       330,000                                        22,151,250

Frontier Corp.                                        57,600                                         1,814,400

GTE Corp.                                             320,900                                        17,850,063

MCI Communications Corp.                              226,500                                        13,165,313

SBC Communications, Inc.                              612,848                                        24,513,920

Sprint Corp.                                          114,900                                        8,100,450

U.S. WEST, Inc.                                       161,492                                        7,590,124

Worldcom, Inc. (a)                                    338,800                                        16,410,625

                                                                                                     186,678,942

TOTAL UTILITIES                                                                                      288,457,128

TOTAL COMMON STOCKS                                                    2,974,571,457
(Cost $2,209,837,396)





U.S. TREASURY OBLIGATIONS - 6.2%

                                                                 PRINCIPAL
                                                                AMOUNT

U.S. Treasury Bills, yields at dates of
purchase 4.6332% to 5.0541% 7/30/98 to 9/3/98 (b)           $ 197,133,000           195,776,952
(Cost $195,682,886)

TOTAL INVESTMENT IN SECURITIES - 100%                                                 $ 3,170,348,409
(Cost $2,405,520,282)



FUTURES CONTRACTS

                             EXPIRATION        UNDERLYING FACE        UNREALIZED
                             DATE              AMOUNT AT VALUE        GAIN/(LOSS)

PURCHASED

349 S&P 500                  Sep. 1998         $ 99,726,750           $ 3,122,832
Futures Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN
SECURITIES - 3.1%
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,495,000.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $707,562,865 and $21,000,689, respectively.
The market value of futures contracts opened and closed during the period amounted to $784,404,205 and $862,860,247, respectively.
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $7,774,864 and $7,978,792, respectively (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,405,520,762. Net unrealized appreciation aggregated $764,827,647, of which $795,409,354 related to appreciated investment securities and $30,581,707 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                        $ 3,170,348,409
(COST $2,405,520,282) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                             7,834,557

RECEIVABLE FOR FUND SHARES SOLD                                                                             12,193,773

DIVIDENDS RECEIVABLE                                                                                        2,947,808

OTHER RECEIVABLES                                                                                           1,329

 TOTAL ASSETS                                                                                               3,193,325,876

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                    $ 273,438

PAYABLE FOR INVESTMENTS PURCHASED                                                             106,128,237

PAYABLE FOR FUND SHARES REDEEMED                                                             902,722

ACCRUED MANAGEMENT FEE AND SUB-ADVISORY FEE                                                  469,225

PAYABLE FOR DAILY VARIATION ON                                                                1,102,680
FUTURES CONTRACTS

OTHER PAYABLES AND                                                                            278,969
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                          109,155,271

NET ASSETS                                                                                                $ 3,084,170,605

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 2,287,714,527

UNDISTRIBUTED NET INVESTMENT INCOME                                                                         17,566,386

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         10,938,743

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                   767,950,949
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS, FOR 23,859,382                                                                                $ 3,084,170,605
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                                             $129.26
AND REDEMPTION PRICE PER SHARE ($3,084,170,605 (DIVIDED BY) 23,859,382 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 18,330,787
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $7,970)                       2,879,715

 TOTAL INCOME                                                                    21,210,502

EXPENSES

MANAGEMENT FEE AND SUB-ADVISORY FEE                               $ 3,109,368

TRANSFER AGENT FEES                                                908,642

ACCOUNTING FEES                                                    402,088

NON-INTERESTED TRUSTEES' COMPENSATION                              4,481

REGISTRATION FEES                                                  43,245

AUDIT                                                              30,466

LEGAL                                                              13,674

MISCELLANEOUS                                                      2,849

 TOTAL EXPENSES BEFORE REDUCTIONS                                  4,514,813

 EXPENSE REDUCTIONS                                                (933,505)     3,581,308

NET INVESTMENT INCOME                                                            17,629,194

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             2,435,852

 FOREIGN CURRENCY TRANSACTIONS                                     980

 FUTURES CONTRACTS                                                 9,671,688     12,108,520

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             370,415,452

 ASSETS AND LIABILITIES IN                                         78
 FOREIGN CURRENCIES

 FUTURES CONTRACTS                                                 2,064,104     372,479,634

NET GAIN (LOSS)                                                                  384,588,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 402,217,348

OTHER INFORMATION                                                               $ 933,505
 EXPENSE REDUCTIONS
 FMR REIMBURSEMENT



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                                         JUNE 30, 1998     DECEMBER 31,
                                                                                         (UNAUDITED)       1997



OPERATIONS                                                                                $ 17,629,194     $ 25,929,152
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                  12,108,520       58,502,006

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                      372,479,634      301,564,970

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           402,217,348      385,996,128

DISTRIBUTIONS TO SHAREHOLDERS                                                              (26,060,180)     (10,847,444)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                    (60,359,977)     (22,010,833)

 TOTAL DISTRIBUTIONS                                                                       (86,420,157)     (32,858,277)

SHARE TRANSACTIONS                                                                         837,618,107      1,199,221,255
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                             86,420,157       32,858,277

 COST OF SHARES REDEEMED                                                                   (253,706,625)    (310,418,293)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                   670,331,639      921,661,239

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  986,128,830      1,274,799,090

NET ASSETS

 BEGINNING OF PERIOD                                                                       2,098,041,775    823,242,685

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $17,566,386 AND
$25,920,081, RESPECTIVELY)                                                                $ 3,084,170,605  $ 2,098,041,775

OTHER INFORMATION
SHARES

 SOLD                                                                                     6,839,219        11,765,227

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                  751,741          357,466

 REDEEMED                                                                                (2,071,900)      (3,026,660)

 NET INCREASE (DECREASE)                                                                   5,519,060        9,096,033



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS


                                                    SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                       JUNE 30, 1998

SELECTED PER-SHARE DATA                                (UNAUDITED)   1997        1996        1995       1994      1993

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 114.40     $ 89.05      $ 75.71    $ 56.22    $ 55.74   $ 52.60

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .83 D        1.80 D       1.04       .85        1.14      1.31

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 18.54        26.67        15.55      19.72      (.56)     3.80

 TOTAL FROM INVESTMENT OPERATIONS                        19.37        28.47        16.59      20.57      .58       5.11

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (1.36)       (1.03)       (.91)      (.95)      -         (1.28)

 FROM NET REALIZED GAIN                                  (3.15)       (2.09)       (2.34)     (.11)      (.10)     (.60)

 IN EXCESS OF NET REALIZED GAIN                          -            -            -          (.02)      -         (.09)

 TOTAL DISTRIBUTIONS                                     (4.51)       (3.12)       (3.25)     (1.08)     (.10)     (1.97)

NET ASSET VALUE, END OF PERIOD                          $ 129.26     $ 114.40     $ 89.05    $ 75.71    $ 56.22   $ 55.74

TOTAL RETURN B, C                                        17.42%       32.83%       22.71%     37.19%     1.04%     9.74%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 3,084,171  $ 2,098,042  $ 823,243  $ 245,700  $ 51,301  $ 25,153

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .28% A, E    .28% E       .28% E     .28% E     .28% E    .28% E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.38% A      1.74%        2.26%      2.70%      2.81%     2.65%

PORTFOLIO TURNOVER RATE                                  2% A         9%           14%        16%        2%        9%

AVERAGE COMMISSION RATE F                               $ .0232      $ .0268      $ .0315

A ANNUALIZED B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets. For the period, management fee was equivalent to an annualized rate of .24% of average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $3,186. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a Distribution and Service Plan (the Plan) on behalf of the fund. Under the Plan, FMR may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of fund shares or render shareholder support services. For the period, payments made to third parties under the Plan amounted to $9,457.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets. ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.
For the period, the reductions under this arrangement is shown under the caption "Other Information" on the fund's Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 32% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% of the total outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY





(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: INVESTMENT GRADE BOND PORTFOLIO

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



MARKET ENVIRONMENT                  3    A REVIEW OF WHAT HAPPENED IN WORLD MARKETS DURING THE
                                         PAST SIX MONTHS.

PERFORMANCE AND INVESTMENT SUMMARY  4    HOW THE FUND HAS DONE OVER TIME, AND AN OVERVIEW OF THE
                                         FUND'S INVESTMENTS AT THE END OF THE PERIOD.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                11   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               13   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. MARKET ENVIRONMENT


With the exception of Asia and a number of emerging market economies, most stock and bond markets around the world performed well during the past six months. Despite an environment of ongoing financial and political difficulties in Asian and emerging markets, the largest blue-chip companies of Europe and the U.S. continued to post strong performance. Throughout the period, investors sought the relative stability and liquidity of more defensive large-cap stocks and highly rated bond investments of developed countries, hoping these investments would maintain steady earnings and be easier to sell in a possible economic slowdown.
U.S. STOCK MARKETS
The U.S. stock market continued to perform well during the first six months of 1998. The strong showing by the Standard & Poor's 500 Index, however, was produced by a narrow contingent of large companies. In fact, most of the Standard & Poor's 17.71% return for the six-month period that ended June 30, 1998, came from these large-capitalization stocks. The "narrow" market - one where a small number of stocks perform well, and others are flat or produce losses - was further demonstrated by the fact that 60% of all the companies on the New York Stock Exchange declined during this period. During the first quarter of 1998, a stable U.S. economy and a belief that the worst in Asia might be over helped the stock market post strong gains. The S&P 500 index turned in a solid return of 13.95% through the end of March. The S&P 500 and other market indexes continued to rally through May, before falling sharply in mid-June amid renewed fears that Asia's economic crisis would inhibit the growth in earnings of American companies. In subsequent trading days, however, investors continued to favor large-cap stocks, boosting the returns of the S&P 500 index higher. During the second quarter of 1998, the S&P 500 index returned 3.30%, compared with a decline of 2.14% for the Standard & Poor's MidCap 400 Index. Investors in small-cap stocks experienced a weak second quarter as the Russell 2000 - a measure of small company stock performance - lost 4.66%.
The pattern of a narrow market also was displayed in certain industry groups. Pharmaceutical stocks performed well, helped by healthy pipelines of new products, the ability to bring products to market more rapidly and relaxed regulations that permitted more aggressive advertising. Stable economic growth, coupled with nonexistent inflation, buoyed the financial sector. Banks and brokerage houses sustained impressive earnings growth; other financial services firms benefited from merger and acquisition activity, exemplified by the recently announced "megamerger" of Travelers and Citicorp.
While many technology stocks turned in very strong results, the sector also experienced some mixed results over the past six months, due primarily to the negative impact of the Asian crisis and the effect of a strong dollar on foreign sales. Energy stocks also experienced weak results, with the price of crude oil dipping below $12 dollars a barrel near the end of June.
FOREIGN STOCK MARKETS
Overseas, blue-chip investments also performed well. While the Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of Europe, Australasia, and the Far East, posted a solid return of 16.05% for the six-month period, investors in developed markets fared much better than those investing in troubled emerging markets. The performance of the MSCI Pacific Index, however, lost 5.87% during the same period, emphasizing the negative impact Japan and Hong Kong had on the MSCI EAFE index. Most economies in Europe continued to thrive amidst an environment of relatively benign inflation and reduced interest rates as many countries prepared for the advent of the European Monetary Union in January 1999. Many European companies embraced U.S.-style efficiencies through restructuring and robust merger and acquisition activity. Over the past six months, the MSCI Europe Index returned an impressive 26.66%. Among the strongest European economies were Portugal, Spain, Italy and the United Kingdom.
While the Japanese market showed signs of strength toward the end of the period, Japanese stocks continued to suffer from eroding confidence in the economy, bankruptcies and a depreciating currency. The TOPIX Index - a measure of the Japanese market - was down 1.46% over the six-month period. As economic and currency turmoil continued in Asia, emerging markets also suffered during the period. The MSCI Far East ex-Japan Free Index dropped 25.79% and the MSCI Emerging Markets Free Index - a market capitalization weighted index of over 850 stocks traded in 22 world markets - was down 18.87% for the first six months of 1998.
U.S. BOND MARKETS
Bond prices continued to move higher thanks to low interest rates and a continued lack of inflationary pressure. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable bond market - returned 3.93% during this six-month period. Against a backdrop of continued economic woes in Asia and fears that U.S. corporate profits would slow, investors from around the globe moved assets from stocks and riskier bonds into highly rated corporate bonds and U.S. Treasuries. As a result, bond yields, which move in the opposite direction of bond prices, fell to their lowest levels in decades. The yield on the benchmark 30-year bond fell to 5.62% from 5.93% during the period. Mortgage-backed bonds experienced some weakness toward the end of the period amid record mortgage refinancings.
FOREIGN BOND MARKETS
While U.S. based bonds topped most foreign bonds on the continued strength of the U.S. dollar and benign inflation, the Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 2.79% during the period. Similar to foreign equities, however, it paid to be in the safer bond sectors of developed countries and highly rated bonds. In comparison to the World Government Bond Index, the J.P. Morgan Emerging Markets Bond Index lost 0.25% during the first six months of 1998. Continued turbulence in Japan as it struggled to initiate economic reforms trickled into emerging markets and resulted in mixed results during the period.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1  PAST 5  LIFE OF
JUNE 30, 1998                       YEAR    YEARS   FUND

VIP II: INVESTMENT GRADE BOND       10.21%  6.46%   8.27%

LB AGGREGATE BOND                   10.54%  6.88%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example,
generally move in the opposite direction of interest
rates. In turn, the share price, return and yield of a
fund that invests in bonds will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II:  Investment Grade   LB Aggregate Bond
             00155                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10144.00
  1989/02/28      10109.25                    10070.96
  1989/03/31      10172.02                    10114.27
  1989/04/30      10285.31                    10325.66
  1989/05/31      10399.91                    10597.22
  1989/06/30      10600.00                    10919.38
  1989/07/31      10765.35                    11151.96
  1989/08/31      10679.56                    10986.91
  1989/09/30      10721.69                    11042.94
  1989/10/31      10887.69                    11314.60
  1989/11/30      10981.36                    11422.09
  1989/12/31      11026.21                    11452.93
  1990/01/31      11001.11                    11316.64
  1990/02/28      11063.52                    11352.85
  1990/03/31      11097.11                    11360.80
  1990/04/30      11101.82                    11256.28
  1990/05/31      11276.11                    11589.47
  1990/06/30      11364.07                    11776.06
  1990/07/31      11476.89                    11938.57
  1990/08/31      11475.79                    11778.59
  1990/09/30      11520.66                    11876.35
  1990/10/31      11521.38                    12027.18
  1990/11/30      11590.77                    12285.77
  1990/12/31      11711.43                    12477.42
  1991/01/31      11735.04                    12632.14
  1991/02/28      11853.10                    12739.52
  1991/03/31      12053.80                    12827.42
  1991/04/30      12230.89                    12965.95
  1991/05/31      12325.33                    13041.16
  1991/06/30      12348.94                    13034.64
  1991/07/31      12455.20                    13215.82
  1991/08/31      12714.93                    13501.28
  1991/09/30      12951.04                    13775.36
  1991/10/31      13092.71                    13928.26
  1991/11/30      13234.39                    14056.40
  1991/12/31      13629.42                    14473.88
  1992/01/31      13494.11                    14277.03
  1992/02/29      13567.97                    14369.83
  1992/03/31      13543.27                    14289.36
  1992/04/30      13642.04                    14392.25
  1992/05/31      13851.92                    14664.26
  1992/06/30      14012.41                    14866.63
  1992/07/31      14296.36                    15169.91
  1992/08/31      14382.78                    15323.12
  1992/09/30      14555.62                    15505.47
  1992/10/31      14370.44                    15299.24
  1992/11/30      14333.40                    15302.30
  1992/12/31      14536.36                    15545.61
  1993/01/31      14841.14                    15844.09
  1993/02/28      15093.07                    16121.36
  1993/03/31      15159.39                    16189.07
  1993/04/30      15252.23                    16302.39
  1993/05/31      15278.75                    16323.58
  1993/06/30      15570.53                    16619.04
  1993/07/31      15676.64                    16713.77
  1993/08/31      15955.15                    17006.26
  1993/09/30      16034.73                    17052.18
  1993/10/31      16114.31                    17115.27
  1993/11/30      16034.73                    16969.79
  1993/12/31      16129.93                    17061.43
  1994/01/31      16312.59                    17291.76
  1994/02/28      16045.19                    16990.88
  1994/03/31      15678.93                    16571.21
  1994/04/30      15538.06                    16438.64
  1994/05/31      15495.80                    16436.99
  1994/06/30      15453.53                    16400.83
  1994/07/31      15707.10                    16727.21
  1994/08/31      15721.19                    16747.28
  1994/09/30      15552.14                    16501.09
  1994/10/31      15566.23                    16486.24
  1994/11/30      15594.40                    16449.97
  1994/12/31      15523.97                    16563.48
  1995/01/31      15749.36                    16891.44
  1995/02/28      16053.30                    17293.45
  1995/03/31      16155.46                    17398.94
  1995/04/30      16374.37                    17642.53
  1995/05/31      17031.09                    18325.29
  1995/06/30      17162.44                    18459.07
  1995/07/31      17104.06                    18418.46
  1995/08/31      17308.38                    18641.32
  1995/09/30      17468.91                    18822.14
  1995/10/31      17702.41                    19066.83
  1995/11/30      17965.10                    19352.83
  1995/12/31      18213.20                    19623.77
  1996/01/31      18329.95                    19753.29
  1996/02/29      17995.20                    19409.58
  1996/03/31      17857.01                    19273.71
  1996/04/30      17749.53                    19165.78
  1996/05/31      17718.82                    19127.45
  1996/06/30      17933.78                    19383.76
  1996/07/31      17979.84                    19436.09
  1996/08/31      17964.49                    19403.05
  1996/09/30      18256.22                    19740.67
  1996/10/31      18655.43                    20178.91
  1996/11/30      18962.52                    20523.97
  1996/12/31      18793.62                    20333.09
  1997/01/31      18839.68                    20396.13
  1997/02/28      18864.60                    20447.12
  1997/03/31      18668.78                    20220.15
  1997/04/30      18946.20                    20523.46
  1997/05/31      19093.07                    20718.43
  1997/06/30      19321.53                    20964.98
  1997/07/31      19843.74                    21531.03
  1997/08/31      19664.23                    21348.02
  1997/09/30      19957.97                    21663.97
  1997/10/31      20219.07                    21978.10
  1997/11/30      20268.03                    22079.20
  1997/12/31      20496.49                    22302.20
  1998/01/31      20757.59                    22587.67
  1998/02/28      20743.06                    22569.60
  1998/03/31      20829.13                    22646.33
  1998/04/30      20932.42                    22764.09
  1998/05/31      21121.77                    22980.35
  1998/06/30      21293.92                    23175.68
IMATRL PRASUN   SHR__CHT 19980630 19980721 153646 R00000000000117
Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By June 30, 1998, the value of the investment would have grown to $21,294 - a 112.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,176 - a 131.76% increase. INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
(MOODY'S RATINGS)  % OF FUND'S
                   INVESTMENTS

AAA                59.0

AA                 3.3

A                  6.9

BAA                19.7

BA                 1.4

B                  0.0

NOT RATED          0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
YEARS  8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                                  % OF FUND'S
                                  INVESTMENTS

FINANCE                           13.8

UTILITIES                         5.3

MEDIA & LEISURE                   3.4

RETAIL & WHOLESALE                1.6

INDUSTRIAL MACHINERY & EQUIPMENT  1.5

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio
Q.  HOW DID THE FUND PERFORM, KEVIN?
A. For the six- and 12-month periods that ended June 30, 1998, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned 3.93% over the past six months and 10.54% over the past 12 months.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?
A. The investment environment was quite good for bonds, as it was heavily influenced by the secondary effects of the financial crisis in Asia. The implosion of some economies in Asia caused a wave of expectations of lower inflation. As a result, interest rates dropped and the bond market had a strong rally. As you know, bond prices tend to rise as interest rates fall. In addition, the yield difference between long- and short-term maturities narrowed, with most Treasuries yielding less than 5.5% on June 30.
Q. IN LIGHT OF THIS ENVIRONMENT, WHAT STRATEGIES HELPED CONTRIBUTE TO
PERFORMANCE?
A. My investments in mortgages helped the portfolio's performance. At the beginning of January, I had de-emphasized mortgage securities, which then represented about 25% of portfolio assets versus about a 30% weighting in the Lehman Brothers Aggregate Bond Index. I did so because I had concerns about the risk of prepayments. Prepayments tend to undermine the returns of higher-interest mortgage securities because investors lose the income they produce as mortgages are refinanced. When interest rates dropped abruptly in mid-January, the bond market became more worried about prepayment risk, and the prices of mortgage securities underperformed Treasuries in mid-January before recovering later in the period. I took advantage of a market over-reaction to increase the fund's emphasis on mortgages to about 34% of portfolio assets. Both the underweighting at the beginning of January and the overweighting after prices cheapened in mid-January helped the performance of the fund versus the Lehman Brothers index. In hindsight, I wish I had owned fewer mortgages at the beginning of January and bought more after mid-January, as that would have helped performance even more. Also, throughout the six-month period, I avoided premium mortgages because they have the highest risk of prepayments. Premium mortgages are older securities that have risen in price because they have higher interest rates than other mortgages. They generate more income, but they are more vulnerable to prepayment risk. At the close of the fiscal period, about 33% of portfolio assets were invested in mortgage securities.
Q. WHAT HAS BEEN YOUR STRATEGY WITH CORPORATE BONDS, WHICH REPRESENTED ABOUT 31% OF PORTFOLIO ASSETS ON JUNE 30?
A. Even though corporate bonds account for about 21% of the Lehman index, I would say I had only a moderate overweighting in this sector. I tended to own corporate bonds that were in the 3- to 4-year maturity range, and I emphasized defensive bonds such as those of banks, which tend to do well as interest rates decline. I avoided bonds from cyclical industries, or industries that do well when economic growth is increasing, and I particularly avoided bonds in industries vulnerable to the Asian problems, such as energy, steel, paper and timber products. I emphasized industries that are relatively protected from the influence of Asia. These included media companies, such as Time Warner, and consumer companies, such as Levi's. One bond that did very well was TCI, the cable company that has announced a pending merger with AT&T. Rounding out the portfolio, I had about 24% invested in government securities, including 19% in Treasuries. In addition, the portfolio had approximately 10% in cash equivalents. I don't consider the cash position to be significant because short-term securities offer almost as much yield as intermediate-term securities.
Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?
A. The prospects for the bond market appear good. Inflation and the threat of rising interest rates hurt bonds, and my outlook is that inflation won't be a problem and that interest rates may decline further. In the corporate sector, the greatest risks are in the areas that I have avoided - cyclicals and industries influenced by Asia. Even though mortgage prepayments still are running high, I am not overly concerned because these are precisely the times when opportunities present themselves in the mortgage market.

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 31.4%
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.
6.45%, 8/15/04 Baa1 $ 3,000,000 $ 3,029,760
BASIC INDUSTRIES - 0.8%
PACKAGING & CONTAINERS - 0.8%
Owens Illinois, Inc.:
7.15%, 5/15/05 Ba1  1,200,000  1,205,026
 7.35%, 5/15/08 Ba1  1,150,000  1,156,272
 7.80%, 5/15/18 Ba1  1,400,000  1,432,644
   3,793,942
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Centerpoint Properties Trust
6 3/4%, 4/1/05 Baa2  510,000  510,877
EOP Operating L.P.:
6 5/8%, 2/15/05 (c) Baa1  500,000  499,940
 6 3/4%, 2/15/08 (c) Baa1  900,000  898,893
   1,909,710
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co.
7%, 11/1/06 (c) Baa2  2,000,000  2,022,500
ENERGY - 0.6%
OIL & GAS - 0.6%
Petroleum Geo-Services ASA
7 1/8%, 3/30/28 Baa3  1,600,000  1,619,264
USX-Marathon Group
6.85%, 3/1/08 Baa2  880,000  886,037
   2,505,301
FINANCE - 13.8%
ASSET-BACKED SECURITIES - 3.1%
Capital Equipment Receivables
Trust 6.48%, 10/15/06  Baa2  880,000  880,185
Chevy Chase Auto Receivable
Trust 5.91%, 12/15/04  Aaa  760,000  758,936
Ford Credit Auto Owner Trust:
6.40%, 5/15/02  A1  960,000  968,621
 6.20%, 12/15/02  Baa3  830,000  828,548
 6.40%, 12/15/02  Baa3  480,000  479,722
Ford Credit Grantor Trust
5.90%, 10/15/00 Aaa  240,310  240,536
Green Tree Financial Corp.
6.10%, 4/15/27  Aaa  429,738  430,137
Key Auto Finance Trust
Class C 6.65%, 10/15/03 Baa3  320,000  320,550
Key Plastics, Inc.
10 1/4%, 3/15/07 A2  1,110,000  1,113,642
KeyCorp Auto Grantor Trust
5.80%, 7/15/00  A3  14,320  14,323
MBNA Master Credit Card Trust II
Class A 6.55%, 1/15/07  Aaa  3,000,000  3,100,260
PNC Student Loan Trust I
6.314%, 1/25/01 Aaa  3,100,000  3,122,010

                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
Premier Auto Trust 6%, 5/6/00  Aaa $ 350,952 $ 351,278
Railcar Trust
7 3/4%, 6/1/04 Aaa  690,670  725,162
Sears Credit Account Master
Trust II 7%, 1/15/04 Aaa  1,000,000  1,012,810
Union Federal Savings Bank
Grantor Trust 8.20%, 1/10/01 Baa2  24,596  24,650
  14,371,370
BANKS - 4.1%
ABN-AMRO Bank NV
6 5/8%, 10/31/01 Aa3  1,000,000  1,014,980
Banc One Corp.
6.70%, 3/24/00 Aa3  1,450,000  1,466,530
BanPonce Corp.:
5 3/4%, 3/1/99 A3  370,000  369,319
 6.378%, 4/8/99 A3  430,000  430,697
Barclays Bank PLC yankee:
5 7/8%, 7/15/00 A1  2,400,000  2,396,712
 5.95%, 7/15/01 A1  2,700,000  2,694,600
Capital One Bank:
6.42%, 11/12/99 Baa3  2,000,000  2,005,800
 6 3/8%, 2/15/03 Baa3  1,130,000  1,128,927
First Maryland Bancorp
10 3/8%, 8/1/99 A3  500,000  522,470
Firstar Corp.
7.15%, 9/1/00 A3  640,000  641,107
Kansallis-Osake-Pankki
10%, 5/1/02 A3  260,000  293,147
KeyCorp 8.40%, 4/1/99 A2  310,000  315,481
MBNA Corp.:
6 7/8%, 11/15/02 Baa2  1,750,000  1,780,520
 6.34%, 6/2/03 Baa2  350,000  350,105
NB Capital Trust IV
8 1/4%, 4/15/27 Aa3  1,990,000  2,222,532
Union Planters Corp.
6 3/4%, 11/1/05 Baa2  400,000  407,000
Union Planters National
Bank 6.81%, 8/20/01 A3  500,000  509,735
  18,549,662
CREDIT & OTHER FINANCE - 4.4%
AT&T Capital Corp.:
6.41%, 8/13/99 Baa3  1,000,000  1,003,730
 6.16%, 12/3/99 Baa3  500,000  500,545
Associates Corp. of North
America 6%, 4/15/03 Aa3  1,150,000  1,144,204
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06 A3  180,000  193,055
Bank of New York Co., Inc.
Capital I 7.97%, 12/31/26 A1  1,000,000  1,083,320
BankBoston Capital Trust II
7 3/4%, 12/15/26 A2  1,080,000  1,135,566
BanPonce Trust I
8.327%, 2/1/27 (c) A3  1,230,000  1,337,736
Chase Capital I
7.67%, 12/1/26 Aa3  2,020,000  2,120,636
Chrysler Financial Corp.
6 3/8%, 1/28/00 A2  1,240,000  1,248,122
NONCONVERTIBLE BONDS - CONTINUED
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Finova Capital Corp.
6.27%, 9/29/00 Baa1 $ 400,000 $ 401,132
First Security Capital I
8.41%, 12/15/26 A3  1,210,000  1,358,092
First Union Institutional Capital I
8.04%, 12/1/26 BBB  1,000,000  1,074,530
General Electric Capital Corp.
6.94%, 4/13/09 (b) Aaa  1,000,000  1,007,110
General Motors Acceptance Corp.
6.65%, 5/24/00 A2  2,650,000  2,683,099
JPM Capital Trust II
7.95%, 2/1/27 Aa3  1,820,000  1,967,311
KeyCorp Institutional Capital
Series A 7.826%, 12/1/26 A1  800,000  847,344
PNC Institutional Capital Trust
8.315%, 5/15/27 (c) A2  1,000,000  1,114,160
  20,219,692
INSURANCE - 0.7%
Executive Risk Capital Trust
8 5/8%, 2/1/27 Baa3  1,750,000  1,897,490
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c) A1  130,000  131,457
SunAmerica, Inc.
6.20%, 10/31/99 Baa1  1,000,000  1,001,970
  3,030,917
SAVINGS & LOANS - 1.5%
Ahmanson (H.F.) & Co.
9 7/8%, 11/15/99 Baa2  3,000,000  3,145,350
Great West Financial Trust II
8.206%, 2/1/27 A3  2,500,000  2,730,700
Long Island Savings Bank
6.20%, 4/2/01 Baa3  750,000  750,930
  6,626,980
TOTAL FINANCE   62,798,621
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.
7.05%, 5/1/37 Baa1  1,700,000  1,805,213
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Tyco International Group SA
yankee 6 1/8%, 6/15/01 Baa1  2,500,000  2,502,050
POLLUTION CONTROL - 0.9%
WMX Technologies, Inc.:
6 1/4%, 4/1/99 Baa3  1,200,000  1,201,548
 7.10%, 8/1/26 Baa3  3,000,000  3,121,800
  4,323,348
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,825,398
MEDIA & LEISURE - 3.4%
BROADCASTING - 2.2%
Continental Cablevision, Inc.:
8.30%, 5/15/06 Baa3  110,000  122,133
 9%, 9/1/08 Baa3  910,000  1,070,042
TCI Communications, Inc.:
7 3/8%, 2/15/00 Baa3  750,000  765,788
 8 3/4%, 8/1/15 Baa3  3,000,000  3,611,760

                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
Time Warner, Inc.:
7.95%, 2/1/00 Baa3 $ 1,170,000 $ 1,202,245
 8.18%, 8/15/07 Baa3  2,000,000  2,228,580
 6 7/8%, 6/15/18 Baa3  920,000  923,588
  9,924,136
ENTERTAINMENT - 0.5%
Viacom, Inc.
7 3/4%, 6/1/05 Ba2  2,000,000  2,130,900
PUBLISHING - 0.7%
News America, Inc.:
6 5/8%, 1/9/08 Baa3  210,000  209,633
 7 1/4%, 5/18/18 (c) Baa3  3,000,000  3,073,980
  3,283,613
RESTAURANTS - 0.0%
Darden Restaurants, Inc.
6 3/8%, 2/1/06 Baa1  310,000  301,497
TOTAL MEDIA & LEISURE   15,640,146
NONDURABLES - 1.0%
FOODS - 0.3%
ConAgra, Inc.
7 1/8%, 10/1/26 Baa1  1,270,000  1,353,617
TOBACCO - 0.7%
Philip Morris Companies, Inc.
6.95%, 6/1/06 A2  3,000,000  3,107,580
TOTAL NONDURABLES   4,461,197
RETAIL & WHOLESALE - 1.6%
GENERAL MERCHANDISE STORES - 0.9%
Dayton Hudson Corp.
6.40%, 2/15/03 A3  500,000  505,450
Federated Department Stores, Inc.
8 1/2%, 6/15/03 Baa2  3,000,000  3,282,150
Sears, Roebuck & Co.
9.23%, 8/6/98 A2  450,000  451,170
  4,238,770
GROCERY STORES - 0.7%
American Stores Co.
7 1/2%, 5/1/37 Baa2  1,400,000  1,536,612
Kroger Co. 6%, 7/1/00 Baa3  1,700,000  1,698,198
  3,234,810
TOTAL RETAIL & WHOLESALE   7,473,580
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Comdisco, Inc.
6 3/8%, 11/30/01 Baa1  3,200,000  3,213,568
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.
equipment trust certificate
8.54%, 1/2/07 Baa1  396,598  435,298
RAILROADS - 0.7%
Burlington Northern Santa Fe
Corp. 6.53%, 7/15/37 Baa2  3,000,000  3,066,600
TOTAL TRANSPORTATION   3,501,898
NONCONVERTIBLE BONDS - CONTINUED
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
UTILITIES - 5.3%
CELLULAR - 0.7%
AirTouch Communications, Inc.
6.35%, 6/1/05 Baa2 $ 3,000,000 $ 3,013,440
360 Degrees Communications Co.
7 1/8%, 3/1/03 Ba1  245,000  254,121
  3,267,561
ELECTRIC UTILITY - 2.2%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (c) Baa2  3,000,000  3,073,110
 6.46%, 3/4/08 (c) Baa2  1,500,000  1,506,645
British Columbia Hydro & Power
Authority yankee
12 1/2%, 1/15/14 Aa2  360,000  386,507
DR Investment yankee
7.10%, 5/15/02 (c) Baa1  1,500,000  1,537,313
Israel Electric Corp. Ltd.
7 3/4%, 12/15/27 (c) A3  2,400,000  2,473,680
Texas Utilities Co.
6 3/8%, 1/1/08 Baa3  990,000  979,110
  9,956,365
GAS - 0.6%
Mitchell Energy & Development
Corp. 8%, 7/15/99 Baa3  1,730,000  1,759,998
Southwest Gas Corp.
9 3/4%, 6/15/02 Baa2  1,000,000  1,121,460
  2,881,458
TELEPHONE SERVICES - 1.8%
Cable & Wireless
Communications PLC
6 3/8%, 3/6/03 Baa1  1,590,000  1,591,336
Teleport Communications Group,
Inc. 0%, 7/1/07 (f) Baa3  1,450,000  1,245,188
WorldCom, Inc.:
9 3/8%, 1/15/04 Baa2  1,743,000  1,830,708
 7 3/4%, 4/1/07 Baa2  3,075,000  3,335,330
  8,002,562
TOTAL UTILITIES   24,107,946
TOTAL NONCONVERTIBLE BONDS
 (Cost $139,827,412)   143,088,780
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 24.3%
U.S. TREASURY OBLIGATIONS - 19.4%
 6 3/8%, 9/30/01 Aaa  14,400,000  14,746,464
 5 7/8%, 11/30/01 Aaa  37,500,000  37,881,000
 7%, 7/15/06 Aaa  17,200,000  18,782,916
 13 7/8%, 5/15/11 (callable) Aaa  30,000  45,525
 8 7/8%, 8/15/17 Aaa  995,000  1,356,464
 7 5/8%, 2/15/25 Aaa  12,700,000  15,990,062
   88,802,431

                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%
Fannie Mae:
6.15%, 1/13/00 Aaa $ 525,000 $ 528,528
 6.74%, 5/13/04  Aaa  375,000  392,284
 6.72%, 8/1/05  Aaa  1,180,000  1,241,207
Federal Agricultural Mortgage
Corporation 7.01%, 2/10/05 Aaa  10,000  10,663
Federal Home Loan Bank:
7.31%, 6/16/04 Aaa  4,155,000  4,473,107
 7.36%, 7/1/04 Aaa  3,100,000  3,347,039
 7.38%, 8/5/04 Aaa  110,000  118,972
 7.56%, 9/1/04 Aaa  310,000  338,725
 7.46%, 9/9/04 Aaa  50,000  54,391
 7.70%, 9/20/04 Aaa  40,000  44,000
 6.46%, 12/15/04 Aaa  1,745,000  1,807,436
 8.09%, 12/28/04 Aaa  10,000  11,236
 7.59%, 3/10/05 Aaa  10,000  10,972
Freddie Mac:
6.77%, 9/15/02  Aaa  150,000  155,286
 8%, 1/26/05  Aaa  520,000  582,239
 8.115%, 1/31/05 Aaa  1,140,000  1,283,743
 6.783%, 8/18/05  Aaa  1,000,000  1,055,940
Government Loan Trusts
(assets of Trust guaranteed by
U.S. Government through
Agency for International
Development)
8 1/2%, 4/1/06 Aaa  1,760,000  1,942,371
Government Trust Certificates
(assets of Trust guaranteed by
U.S. Government through
Defense Security Assistance
Agency):
 Class 1-C,
  9 1/4%, 11/15/01 Aaa  873,444  925,387
  Class 2-E,
  9.40%, 5/15/02 Aaa  738,985  781,343
  Class T-3,
  9 5/8%, 5/15/02 Aaa  49,909  52,771
Guaranteed Export Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank):
 Series 1993-C,
  5.20%, 10/15/04 Aaa  5,778  5,678
  Series 1993-D,
  5.23%, 5/15/05 Aaa  11,915  11,698
  Series 1994-A,
  7.12%, 4/15/06 Aaa  7,552  7,900
  Series 1994-C,
  6.61%, 9/15/99 Aaa  31,347  31,470
Guaranteed Trade Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank)
Series 1994-B,
7 1/2%, 1/26/06 Aaa  7,628  8,105
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank)
Series 1994-1,
6.88%, 1/26/03 Aaa $ 11,765 $ 12,020
Overseas Private Investment Corp.
U.S. Government guaranteed
participation certificate
Series 1994-195,
6.08%, 8/15/04 (callable) Aaa  131,600  132,391
Private Export Funding Corp.:
secured 5.65%, 3/15/03 Aaa  202,500  201,682
 secured 6.86%, 4/30/04 Aaa  1,375,100  1,411,636
U.S. Department of Housing and
Urban Development
Government guaranteed
participation certificates:
 Series 1995-A:
  8.27%, 8/1/03 Aaa  415,000  460,256
   8.24%, 8/1/04 Aaa  500,000  560,925
  Series 1996-A,
  6.98%, 8/1/05 Aaa  180,000  192,766
   22,194,167
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $109,401,478)   110,996,598
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 30.7%
FANNIE MAE - 25.9%
 5 1/2%, 5/1/00 to 7/1/01  Aaa  2,185,828  2,163,634
 6%, 3/1/01 to 4/1/13  Aaa  41,577,746  41,190,654
 6.345%, 3/1/99  Aaa  76,480  76,456
 6 1/2%, 2/1/10 to 7/1/28  Aaa  58,098,918  57,883,951
 7%, 5/1/26 to 7/1/28  Aaa  14,829,760  15,039,772
 8%, 8/1/28 (g) Aaa  2,074,985  2,146,428
  118,500,895
FREDDIE MAC - 0.3%
 7%, 5/1/01  Aaa  114,597  115,712
 8 1/2%, 3/1/20  Aaa  1,064,714  1,119,972
  1,235,684
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.5%
 6%, 8/15/08 to 5/15/09  Aaa  3,979,322  3,975,597
 7 1/2%, 6/15/26
 to 3/15/28  Aaa  14,272,236  14,669,185
 8%, 2/15/17  Aaa  284,709  297,927
 10%, 7/15/13 to 11/15/24  Aaa  1,318,256  1,446,568
  20,389,277
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
 (Cost $138,781,311)   140,125,856
COMMERCIAL MORTGAGE SECURITIES - 2.0%
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
CS First Boston Mortgage
Securities Corp.:
 floater Series 1998-FL1
  Class E, 6.506%,
  1/10/13 (c)(d) Baa2 $ 2,650,000 $ 2,650,000
  Series 1997-C2 Class D,
  7.27%, 4/17/11 Baa2  1,080,000  1,107,675
Equitable Life Assurance Society
of the United States (The):
 Series 1996-1 Class C1,
  7.52%, 5/15/06 (c) A2  500,000  530,330
  Series 174 Class B1,
  7.33%, 5/15/06 (c) Aa2  500,000  527,890
Fannie Mae sequential pay
Series1996-M5 Class A1,
7.141%, 6/25/08 Aaa  168,180  172,805
GS Mortgage Securities Corp. II
Series 1998-GLII Class E,
7.19%, 4/13/31 (c)(d) Baa3  1,000,000  979,310
Nomura Asset Securities Corp.
floater Series 1994-MD-II
 Class A-6, 6.921%,
 7/4/03 (d) -  179,477  179,477
Oregon Commercial Mortgage,
Inc. Series 1995-1 Class A,
7.15%, 6/25/26 (c)(d) Aaa  43,939  43,821
Resolution Trust Corp.:
commercial Series
 1995-C1 Class A-4B,
 6.65%, 2/25/27 Aaa  281,311  280,960
 floater Series 1994-C1
 Class A-3, 6.2375%,
 6/25/26 (d) Aaa  69,677  69,710
Structured Asset Securities Corp.
sequential pay Series 1996
Class A-2A, 7 3/4%,
2/25/28 Aaa  679,310  686,103
Thirteen Affiliates of General
Growth Properties, Inc.
sequential pay Series A-2,
6.602%, 11/15/12 (c) Aaa  1,500,000  1,536,960
Wells Fargo Capital Markets
Apartment Financing Trust
6.56%,12/29/05 (c) Aaa  431,746  438,969
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $9,056,253)   9,204,010
FOREIGN GOVERNMENT OBLIGATIONS (E) - 0.8%
Alberta Province yankee
9 1/4%, 4/1/00 Aa2  2,500,000  2,634,400
British Columbia Province
yankee 7%, 1/1/03 Aa2  500,000  519,850
Manitoba Province yankee
6 3/4%, 3/1/03 A1  500,000  515,285
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $3,783,345)   3,669,535
SUPRANATIONAL OBLIGATIONS - 0.9%
                                  MOODY'S     PRINCIPAL    VALUE
                                  RATINGS (A) AMOUNT       (NOTE 1)
Inter American Development
Bank yankee 6.29%, 7/16/27
(Cost $3,974,840) Aaa $ 4,000,000 $ 4,208,840
CERTIFICATES OF DEPOSIT - 0.2%
Canadian Imperial Bank of
Commerce NY Branch
yankee 6.20%, 8/1/00
(Cost $1,001,500) Aa3  1,000,000  1,005,300
CASH EQUIVALENTS - 9.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98  $ 44,351,970  44,345,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $450,171,139)  $ 456,643,919
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,376,694 or 5.6% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $539,460,059 and $426,234,567, respectively, of which long-term U.S. government and government agency obligations aggregated $433,604,550 and $343,589,741, respectively (see Note 3 of Notes to Financial Statements).
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $15,148,000. The weighted average interest rate was 5.4813%. Interest earned from the interfund lending program amounted to $6,919 and is included in interest income on the Statement of Operations (see Note 2 of Notes to Financial Statements). The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $6,212,000. The weighted average interest rate was 5.8125% (see Note 5 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.0% AAA, AA, A 68.1%
Baa        19.5% BBB        18.4%
Ba          1.4% BB          1.3%
B           0.0% B           0.3%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.0%.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $450,244,860. Net unrealized appreciation aggregated $6,399,059, of which $6,937,638 related to appreciated investment securities and $538,579 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT                                                                 $ 456,643,919
VALUE (INCLUDING REPURCHASE AGREEMENTS OF $44,345,000)
(COST $450,171,139) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                          6,579

RECEIVABLE FOR INVESTMENTS SOLD                                                               2,152,566

RECEIVABLE FOR FUND SHARES SOLD                                                               827,414

INTEREST RECEIVABLE                                                                           4,669,946

 TOTAL ASSETS                                                                                 464,300,424

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              $ 26,302,829
REGULAR DELIVERY

 DELAYED DELIVERY                                                               2,150,565

PAYABLE FOR FUND SHARES REDEEMED                                                1,293,670

ACCRUED MANAGEMENT FEE                                                          151,274

OTHER PAYABLES AND ACCRUED EXPENSES                                             63,490

 TOTAL LIABILITIES                                                                            29,961,828

NET ASSETS                                                                                   $ 434,338,596

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                              $ 414,755,561

UNDISTRIBUTED NET INVESTMENT INCOME                                                           11,134,647

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             1,975,608

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                     6,472,780

NET ASSETS, FOR 35,119,691                                                                   $ 434,338,596
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                               $12.37
AND REDEMPTION PRICE PER SHARE ($434,338,596 (DIVIDED BY) 35,119,691 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 12,346,291
INTEREST

EXPENSES

MANAGEMENT FEE                                                                  $ 827,005

TRANSFER AGENT FEES                                                              139,365

ACCOUNTING FEES AND EXPENSES                                                     77,019

NON-INTERESTED TRUSTEES' COMPENSATION                                            669

CUSTODIAN FEES AND EXPENSES                                                      8,505

REGISTRATION FEES                                                                761

AUDIT                                                                            27,048

LEGAL                                                                            2,050

INTEREST                                                                         1,003

MISCELLANEOUS                                                                    8,907

 TOTAL EXPENSES BEFORE REDUCTIONS                                                1,092,332

 EXPENSE REDUCTIONS                                                              (1,137)     1,091,195

NET INVESTMENT INCOME                                                                        11,255,096

REALIZED AND UNREALIZED GAIN (LOSS)                                                          2,041,865
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                881,496

NET GAIN (LOSS)                                                                              2,923,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 14,178,457

OTHER INFORMATION                                                                           $ 1,137
 EXPENSE REDUCTIONS
 CUSTODIAN CREDITS



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                                        JUNE 30, 1998     DECEMBER 31,
                                                                                        (UNAUDITED)       1997



OPERATIONS                                                                               $ 11,255,096   $ 16,674,247
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                     2,041,865      3,703,820

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                         881,496        3,255,290

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          14,178,457     23,633,357

DISTRIBUTIONS TO SHAREHOLDERS                                                                (16,958,571)   (13,381,760)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                       (2,012,034)    -

 TOTAL DISTRIBUTIONS                                                                          (18,970,605)   (13,381,760)

SHARE TRANSACTIONS                                                                             151,789,688    155,252,643
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                                18,970,605     13,381,760

 COST OF SHARES REDEEMED                                                                      (56,154,532)   (82,954,820)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                      114,605,761    85,679,583

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      109,813,613    95,931,180

NET ASSETS

 BEGINNING OF PERIOD                                                                          324,524,983    228,593,803

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,134,647 AND
$16,682,637, RESPECTIVELY)                                                                   $ 434,338,596  $ 324,524,983

OTHER INFORMATION
SHARES

 SOLD                                                                                         12,283,606     12,893,400

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                       1,576,941      1,151,614

 REDEEMED                                                                                   (4,574,603)    (6,885,603)

 NET INCREASE (DECREASE)                                                                    9,285,944      7,159,411



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS


                                                SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)  1997       1996       1995        1994       1993

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480   $ 10.970

INCOME FROM INVESTMENT OPERATIONS                       .361 C     .759 C     .670       .320       .733       .641
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .109       .291       (.290)     1.530      (1.163)    .559

 TOTAL FROM INVESTMENT OPERATIONS                       .470       1.050      .380       1.850      (.430)     1.200

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.590)     (.730)     (.620)     (.390)     -          (.628)

 IN EXCESS OF NET INVESTMENT INCOME                     -          -          -          -          -          (.002)

 FROM NET REALIZED GAIN                                 (.070)     -          -          -          (.010)     (.050)

 IN EXCESS OF NET REALIZED GAIN                         -          -          -          -          (.020)     (.010)

 TOTAL DISTRIBUTIONS                                    (.660)     (.730)     (.620)     (.390)     (.030)     (.690)

NET ASSET VALUE, END OF PERIOD                         $ 12.370   $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480

TOTAL RETURN B                                          3.89%      9.06%      3.19%      17.32%     (3.76)%    10.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 434,339  $ 324,525  $ 228,594  $ 181,546  $ 111,381  $ 122,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .58% A     .58%       .58%       .59%       .67%       .68%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.97% A    6.34%      6.49%      6.53%      6.53%      6.85%

PORTFOLIO TURNOVER RATE                                 246% A     191%       81%        182%       143%       70%


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a Distribution and Service Plan (the Plan) on behalf of the fund. Under the Plan, FMR may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of fund shares or render shareholder support services. For the period, payments made to third parties under the Plan amounted to $47,331.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets. ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.
6. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.
For the period, the reductions under this arrangement are shown under the caption "Other Information" on the fund's Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 34% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were record owner of 21% of the total outstanding shares of the fund.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Kevin E. Grant, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Stanley N. Griffith, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY